UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09913

AIM Counselor Series Trust (Invesco Counselor Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/23

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	February 28, 2023

Invesco American Franchise Fund

Nasdaq:

A: VAFAX ∎ C: VAFCX ∎ R: VAFRX ∎ Y: VAFIX ∎ R5: VAFNX ∎ R6: VAFFX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-2.30%
Class C Shares	-2.65
Class R Shares	-2.41
Class Y Shares	-2.24
Class R5 Shares	-2.17
Class R6 Shares	-2.15
S&P 500 Index▼ (Broad Market Index)	1.26
Russell 1000 Growth Index▼ (Style-Specific Index)	-1.24
Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	-0.72

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco American Franchise Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (6/23/05)	8.61%
10 Years	11.10
5 Years	6.14
1 Year	-21.91

Class C Shares
Inception (6/23/05)	8.60%
10 Years	11.06
5 Years	6.54
1 Year	-18.71

Class R Shares
Inception (5/23/11)	9.91%
10 Years	11.45
5 Years	7.08
1 Year	-17.55

Class Y Shares
Inception (6/23/05)	9.21%
10 Years	12.01
5 Years	7.61
1 Year	-17.18

Class R5 Shares
Inception (12/22/10)	10.73%
10 Years	12.08
5 Years	7.64
1 Year	-17.13

Class R6 Shares
Inception (9/24/12)	11.80%
10 Years	12.18
5 Years	7.74
1 Year	-17.12

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Van Kampen American Franchise Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco Van Kampen American Franchise Fund (renamed Invesco American Franchise Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco American Franchise Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.76%
Advertising–0.54%
Trade Desk, Inc. (The), Class A(b)(c)	1,031,774	$57,738,073

Aerospace & Defense–1.74%
Airbus SE (France)	559,368	73,309,567

Lockheed Martin Corp.	235,836	111,847,582

		185,157,149

Agricultural & Farm Machinery–1.30%
Deere & Co.	330,681	138,634,702

Aluminum–0.52%
Alcoa Corp.	1,124,818	55,048,593

Application Software–5.45%
HubSpot, Inc.(b)(c)	313,628	121,330,128

Intuit, Inc.	392,065	159,641,027

Paycom Software, Inc.(b)	137,726	39,811,077

Synopsys, Inc.(b)	367,294	133,606,865

Workday, Inc., Class A(b)(c)	675,729	125,327,458

		579,716,555

Asset Management & Custody Banks–1.69%
KKR & Co., Inc., Class A(c)	3,197,750	180,193,213

Automobile Manufacturers–1.66%
General Motors Co.	1,978,353	76,641,395

Tesla, Inc.(b)(c)	483,329	99,425,609

		176,067,004

Automotive Retail–0.95%
O’Reilly Automotive, Inc.(b)	121,703	101,025,660

Biotechnology–1.84%
BioMarin Pharmaceutical, Inc.(b)	1,347,471	134,194,637

Regeneron Pharmaceuticals, Inc.(b)	80,388	61,128,643

		195,323,280

Casinos & Gaming–1.58%
Las Vegas Sands Corp.(b)	2,434,826	139,929,450

Penn Entertainment, Inc.(b)(c)	938,306	28,646,482

		168,575,932

Construction Machinery & Heavy Trucks–0.46%
Caterpillar, Inc.	203,366	48,716,325

Consumer Electronics–0.79%
Sony Group Corp. (Japan)	1,002,500	83,606,318

Copper–0.40%
Freeport-McMoRan, Inc.(c)	1,026,752	42,066,029

Data Processing & Outsourced Services–4.51%
Visa, Inc., Class A(c)	2,181,275	479,749,624

Diversified Support Services–0.49%
Cintas Corp.	118,727	52,058,228

Electrical Components & Equipment–0.50%
Rockwell Automation, Inc.	180,248	53,160,543

	Shares	Value

Electronic Equipment & Instruments–1.41%
Teledyne Technologies, Inc.(b)	348,135	$149,722,419

Environmental & Facilities Services–0.75%
Republic Services, Inc.	620,945	80,058,439

Financial Exchanges & Data–1.41%
S&P Global, Inc.	438,286	149,543,183

Food Distributors–1.00%
US Foods Holding Corp.(b)	2,848,065	106,887,879

Food Retail–0.38%
HelloFresh SE (Germany)(b)	1,818,458	40,871,273

General Merchandise Stores–1.01%
Target Corp.	634,722	106,950,657

Health Care Equipment–3.11%
DexCom, Inc.(b)	1,257,144	139,555,556

Intuitive Surgical, Inc.(b)	598,918	137,385,800

Stryker Corp.	206,523	54,290,766

		331,232,122

Home Improvement Retail–1.06%
Lowe’s Cos., Inc.	548,665	112,887,824

Hotels, Resorts & Cruise Lines–1.05%
Booking Holdings, Inc.(b)	44,054	111,192,296

Hypermarkets & Super Centers–0.45%
Walmart, Inc.	333,286	47,369,939

Industrial Machinery–0.44%
Parker-Hannifin Corp.	133,696	47,040,938

Integrated Oil & Gas–0.75%
Suncor Energy, Inc. (Canada)	2,389,640	80,291,904

Interactive Home Entertainment–1.97%
Nintendo Co. Ltd. (Japan)	2,885,000	108,043,910

Take-Two Interactive Software, Inc.(b)	923,579	101,178,079

		209,221,989

Interactive Media & Services–7.01%
Alphabet, Inc., Class A(b)	5,746,914	517,567,075

Kuaishou Technology (China)(b)(d)	3,819,200	25,545,088

Meta Platforms, Inc., Class A(b)	880,991	154,120,566

Pinterest, Inc., Class A(b)	1,915,457	48,097,125

		745,329,854

Internet & Direct Marketing Retail–7.01%
Amazon.com, Inc.(b)	6,530,216	615,342,253

JD.com, Inc., ADR (China)(c)	1,221,954	54,303,636

MercadoLibre, Inc. (Brazil)(b)	62,682	76,472,040

		746,117,929

Internet Services & Infrastructure–1.95%
MongoDB, Inc.(b)(c)	516,663	108,251,232

Snowflake, Inc., Class A(b)(c)	645,999	99,729,325

		207,980,557

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco American Franchise Fund

	Shares	Value

Life Sciences Tools & Services–3.66%
IQVIA Holdings, Inc.(b)	476,196	$99,272,580

Mettler-Toledo International, Inc.(b)	78,436	112,454,478

Thermo Fisher Scientific, Inc.	207,646	112,494,297

West Pharmaceutical Services, Inc.	204,747	64,910,941

		389,132,296

Managed Health Care–1.49%
UnitedHealth Group, Inc.	333,036	158,505,154

Movies & Entertainment–1.51%
Netflix, Inc.(b)	499,642	160,949,677

Oil & Gas Equipment & Services–0.89%
Schlumberger Ltd.	1,781,601	94,798,989

Oil & Gas Exploration & Production–0.56%
ConocoPhillips	201,985	20,875,150

Diamondback Energy, Inc.	276,560	38,878,805

		59,753,955

Pharmaceuticals–3.77%
Bayer AG (Germany)	5,724,888	340,778,341

Eli Lilly and Co.	194,719	60,600,447

		401,378,788

Property & Casualty Insurance–0.83%
Progressive Corp. (The)	617,501	88,623,744

Regional Banks–0.72%
SVB Financial Group(b)	265,685	76,546,505

Semiconductor Equipment–0.52%
ASML Holding N.V., New York Shares (Netherlands)	89,847	55,501,187

Semiconductors–9.80%
Advanced Micro Devices, Inc.(b)	2,645,312	207,868,617

Broadcom, Inc.	138,507	82,313,325

First Solar, Inc.(b)	178,125	30,128,063

Monolithic Power Systems, Inc.(c)	359,235	173,973,918

NVIDIA Corp.	2,364,346	548,906,567

		1,043,190,490

Soft Drinks–1.35%
Monster Beverage Corp.(b)	1,407,553	143,232,593

Specialized REITs–0.17%
Crown Castle, Inc.	139,656	18,260,022

Systems Software–10.63%
Microsoft Corp.	3,679,647	917,777,555

ServiceNow, Inc.(b)	492,889	213,011,839

		1,130,789,394

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value

Technology Hardware, Storage & Peripherals–5.84%
Apple, Inc.	4,218,367	$621,829,479

Trading Companies & Distributors–1.24%
Fastenal Co.(c)	1,087,448	56,068,819

United Rentals, Inc.	162,566	76,167,048

		132,235,867

Trucking–1.38%
Knight-Swift Transportation Holdings, Inc.	1,197,355	68,057,658

Uber Technologies, Inc.(b)	2,369,940	78,824,205

		146,881,863

Wireless Telecommunication Services–0.22%
T-Mobile US, Inc.(b)	161,925	23,022,497

Total Common Stocks & Other Equity Interests (Cost $7,606,243,635)		10,614,168,930

Money Market Funds–0.76%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f)	28,303,795	28,303,795

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(e)(f)	20,211,567	20,215,609

Invesco Treasury Portfolio, Institutional Class, 4.50%(e)(f)	32,347,194	32,347,194

Total Money Market Funds (Cost $80,865,758)		80,866,598

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.52% (Cost $7,687,109,393)		10,695,035,528

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–5.64%
Invesco Private Government Fund, 4.58%(e)(f)(g)	167,426,114	167,426,114

Invesco Private Prime Fund, 4.83%(e)(f)(g)	432,515,516	432,602,005

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $600,060,786)		600,028,119

TOTAL INVESTMENTS IN SECURITIES–106.16% (Cost $8,287,170,179)		11,295,063,647

OTHER ASSETS LESS LIABILITIES–(6.16)%		(655,340,833)

NET ASSETS–100.00%		$10,639,722,814

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco American Franchise Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,285,703	$ 459,434,071	$ (484,415,979)	$-	$ -	$ 28,303,795	$ 880,954
Invesco Liquid Assets Portfolio, Institutional Class	38,065,065	328,167,193	(346,010,939)	(2,966)	(2,744)	20,215,609	650,490
Invesco Treasury Portfolio, Institutional Class	60,897,946	525,067,510	(553,618,262)	-	-	32,347,194	1,004,643
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	178,796,448	564,055,163	(575,425,497)	-	-	167,426,114	2,968,927*
Invesco Private Prime Fund	459,762,305	1,206,844,404	(1,234,039,155)	(69,015)	103,466	432,602,005	8,137,178*
Total	$790,807,467	$3,083,568,341	$(3,193,509,832)	$(71,981)	$100,722	$680,894,717	$13,642,192

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Information Technology	40.12%
Consumer Discretionary	15.10
Health Care	13.87
Communication Services	11.24
Industrials	8.31
Financials	4.65
Consumer Staples	3.18
Energy	2.21
Other Sectors, Each Less than 2% of Net Assets	1.08
Money Market Funds Plus Other Assets Less Liabilities	0.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco American Franchise Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $7,606,243,635)*	$10,614,168,930

Investments in affiliated money market funds, at value (Cost $680,926,544)	680,894,717

Foreign currencies, at value (Cost $9,781)	9,732

Receivable for:
Investments sold	17,950,797

Fund shares sold	1,443,206

Dividends	9,194,463

Investment for trustee deferred compensation and retirement plans	1,625,259

Other assets	207,132

Total assets	11,325,494,236

Liabilities:
Payable for:
Investments purchased	72,064,954

Fund shares reacquired	6,033,911

Collateral upon return of securities loaned	600,060,786

Accrued fees to affiliates	5,229,248

Accrued trustees’ and officers’ fees and benefits	10,097

Accrued other operating expenses	578,009

Trustee deferred compensation and retirement plans	1,794,417

Total liabilities	685,771,422

Net assets applicable to shares outstanding	$10,639,722,814

Net assets consist of:
Shares of beneficial interest	$8,150,684,192

Distributable earnings	2,489,038,622

$10,639,722,814

Net Assets:
Class A	$10,045,198,494

Class C	$86,937,633

Class R	$51,811,300

Class Y	$358,519,586

Class R5	$33,966,216

Class R6	$63,289,585

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	590,724,218

Class C	6,283,718

Class R	3,210,670

Class Y	19,972,168

Class R5	1,881,020

Class R6	3,454,409

Class A:
Net asset value per share	$17.00

Maximum offering price per share (Net asset value of $17.00 ÷ 94.50%)	$17.99

Class C:
Net asset value and offering price per share	$13.84

Class R:
Net asset value and offering price per share	$16.14

Class Y:
Net asset value and offering price per share	$17.95

Class R5:
Net asset value and offering price per share	$18.06

Class R6:
Net asset value and offering price per share	$18.32

*	At February 28, 2023, securities with an aggregate value of $587,311,757 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco American Franchise Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $359,264)	$38,624,838

Dividends from affiliated money market funds (includes net securities lending income of $503,566)	3,039,653

Total investment income	41,664,491

Expenses:
Advisory fees	30,874,137

Administrative services fees	748,516

Custodian fees	64,105

Distribution fees:
Class A	12,495,187

Class C	448,482

Class R	124,562

Transfer agent fees – A, C, R and Y	7,129,797

Transfer agent fees – R5	16,524

Transfer agent fees – R6	9,355

Trustees’ and officers’ fees and benefits	38,610

Registration and filing fees	361,469

Reports to shareholders	312,605

Professional services fees	63,681

Other	53,314

Total expenses	52,740,344

Less: Fees waived and/or expense offset arrangement(s)	(184,946)

Net expenses	52,555,398

Net investment income (loss)	(10,890,907)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(325,893,327)

Affiliated investment securities	100,722

Foreign currencies	(332,020)

(326,124,625)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	54,803,904

Affiliated investment securities	(71,981)

Foreign currencies	61,271

54,793,194

Net realized and unrealized gain (loss)	(271,331,431)

Net increase (decrease) in net assets resulting from operations	$(282,222,338)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco American Franchise Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:
Net investment income (loss)	$(10,890,907)	$(41,472,994)

Net realized gain (loss)	(326,124,625)	1,381,464,564

Change in net unrealized appreciation (depreciation)	54,793,194	(5,733,987,602)

Net increase (decrease) in net assets resulting from operations	(282,222,338)	(4,393,996,032)

Distributions to shareholders from distributable earnings:
Class A	(743,113,347)	(3,197,662,688)

Class C	(7,974,418)	(37,450,406)

Class R	(3,890,839)	(14,396,356)

Class Y	(25,919,532)	(126,355,901)

Class R5	(2,323,344)	(9,536,193)

Class R6	(4,321,886)	(17,938,544)

Total distributions from distributable earnings	(787,543,366)	(3,403,340,088)

Share transactions–net:
Class A	275,977,359	2,073,894,575

Class C	(1,159,375)	13,665,928

Class R	5,349,996	18,215,682

Class Y	(15,650,043)	72,997,685

Class R5	1,669,125	6,488,719

Class R6	3,179,792	11,416,507

Net increase in net assets resulting from share transactions	269,366,854	2,196,679,096

Net increase (decrease) in net assets	(800,398,850)	(5,600,657,024)

Net assets:
Beginning of period	11,440,121,664	17,040,778,688

End of period	$10,639,722,814	$11,440,121,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco American Franchise Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$18.84	$(0.02)	$(0.49)	$(0.51)	$(1.33)	$17.00	(2.36)%	$10,045,198	1.00	%(d)	1.00	%(d)	(0.21	)%(d)	49%
Year ended 08/31/22	32.86	(0.07)	(7.28)	(7.35)	(6.67)	18.84	(26.95)	10,777,375	0.95		0.95		(0.29)		97
Year ended 08/31/21	28.90	(0.14)	6.62	6.48	(2.52)	32.86	24.04	16,037,060	0.97		0.97		(0.47)		57
Year ended 08/31/20	21.27	(0.03)	9.17	9.14	(1.51)	28.90	45.42	13,733,417	1.00		1.00		(0.15)		52
Year ended 08/31/19	23.12	(0.01)	(0.04)	(0.05)	(1.80)	21.27	1.21	10,115,813	1.01		1.01		(0.04)		43
Year ended 08/31/18	20.25	(0.04)	3.97	3.93	(1.06)	23.12	20.30	10,524,889	1.01		1.01		(0.17)		44
Class C
Six months ended 02/28/23	15.65	(0.07)	(0.41)	(0.48)	(1.33)	13.84	(2.65)	86,938	1.75	(d)	1.75	(d)	(0.96	)(d)	49
Year ended 08/31/22	28.67	(0.21)	(6.14)	(6.35)	(6.67)	15.65	(27.50)	98,920	1.70		1.70		(1.04)		97
Year ended 08/31/21	25.70	(0.32)	5.81	5.49	(2.52)	28.67	23.11	164,671	1.72		1.72		(1.22)		57
Year ended 08/31/20	19.21	(0.18)	8.18	8.00	(1.51)	25.70	44.30	185,177	1.75		1.75		(0.90)		52
Year ended 08/31/19	21.23	(0.15)	(0.07)	(0.22)	(1.80)	19.21	0.46	139,839	1.76		1.76		(0.79)		43
Year ended 08/31/18	18.81	(0.18)	3.66	3.48	(1.06)	21.23	19.43	401,863	1.76		1.76		(0.92)		44
Class R
Six months ended 02/28/23	17.97	(0.04)	(0.46)	(0.50)	(1.33)	16.14	(2.41)	51,811	1.25	(d)	1.25	(d)	(0.46	)(d)	49
Year ended 08/31/22	31.73	(0.12)	(6.97)	(7.09)	(6.67)	17.97	(27.12)	51,531	1.20		1.20		(0.54)		97
Year ended 08/31/21	28.06	(0.21)	6.40	6.19	(2.52)	31.73	23.70	66,494	1.22		1.22		(0.72)		57
Year ended 08/31/20	20.75	(0.09)	8.91	8.82	(1.51)	28.06	45.00	50,219	1.25		1.25		(0.40)		52
Year ended 08/31/19	22.65	(0.06)	(0.04)	(0.10)	(1.80)	20.75	0.99	34,114	1.26		1.26		(0.29)		43
Year ended 08/31/18	19.91	(0.09)	3.89	3.80	(1.06)	22.65	19.99	38,537	1.26		1.26		(0.42)		44
Class Y
Six months ended 02/28/23	19.79	0.00	(0.51)	(0.51)	(1.33)	17.95	(2.24)	358,520	0.75	(d)	0.75	(d)	0.04	(d)	49
Year ended 08/31/22	34.08	(0.01)	(7.61)	(7.62)	(6.67)	19.79	(26.75)	410,990	0.70		0.70		(0.04)		97
Year ended 08/31/21	29.81	(0.07)	6.86	6.79	(2.52)	34.08	24.36	624,045	0.72		0.72		(0.22)		57
Year ended 08/31/20	21.85	0.03	9.44	9.47	(1.51)	29.81	45.74	496,757	0.75		0.75		0.10		52
Year ended 08/31/19	23.63	0.04	(0.02)	0.02	(1.80)	21.85	1.50	350,473	0.76		0.76		0.21		43
Year ended 08/31/18	20.62	0.02	4.05	4.07	(1.06)	23.63	20.63	368,991	0.76		0.76		0.08		44
Class R5
Six months ended 02/28/23	19.89	0.01	(0.51)	(0.50)	(1.33)	18.06	(2.17)	33,966	0.71	(d)	0.71	(d)	0.08	(d)	49
Year ended 08/31/22	34.22	(0.01)	(7.65)	(7.66)	(6.67)	19.89	(26.76)	35,453	0.69		0.69		(0.03)		97
Year ended 08/31/21	29.92	(0.06)	6.88	6.82	(2.52)	34.22	24.37	51,787	0.70		0.70		(0.20)		57
Year ended 08/31/20	21.91	0.04	9.48	9.52	(1.51)	29.92	45.85	43,712	0.70		0.70		0.15		52
Year ended 08/31/19	23.68	0.05	(0.02)	0.03	(1.80)	21.91	1.54	75,149	0.71		0.71		0.26		43
Year ended 08/31/18	20.66	0.03	4.05	4.08	(1.06)	23.68	20.64	86,177	0.71		0.71		0.13		44
Class R6
Six months ended 02/28/23	20.16	0.01	(0.52)	(0.51)	(1.33)	18.32	(2.20)	63,290	0.64	(d)	0.64	(d)	0.15	(d)	49
Year ended 08/31/22	34.55	0.01	(7.73)	(7.72)	(6.67)	20.16	(26.67)	65,853	0.62		0.62		0.04		97
Year ended 08/31/21	30.17	(0.04)	6.94	6.90	(2.52)	34.55	24.44	96,722	0.63		0.63		(0.13)		57
Year ended 08/31/20	22.07	0.05	9.56	9.61	(1.51)	30.17	45.93	69,977	0.62		0.62		0.23		52
Year ended 08/31/19	23.81	0.07	(0.01)	0.06	(1.80)	22.07	1.66	129,831	0.62		0.62		0.35		43
Year ended 08/31/18	20.75	0.05	4.07	4.12	(1.06)	23.81	20.75	139,584	0.62		0.62		0.22		44

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco American Franchise Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco American Franchise Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco American Franchise Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

12	Invesco American Franchise Fund

consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $31,616 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.695%
Next $250 million	0.670%
Next $500 million	0.645%
Next $550 million	0.620%
Next $3.45 billion	0.600%
Next $250 million	0.595%
Next $2.25 billion	0.570%
Next $2.5 billion	0.545%
Over $10 billion	0.520%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.58%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

13	Invesco American Franchise Fund

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $76,926.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A, Class C and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly.

With respect to Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.

For the six months ended February 28, 2023, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $403,598 in front-end sales commissions from the sale of Class A shares and $6,282 and $2,119 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2023, the Fund incurred $161,501 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$9,942,014,433	$672,154,497	$–	$10,614,168,930

Money Market Funds	80,866,598	600,028,119	–	680,894,717

Total Investments	$10,022,881,031	$1,272,182,616	$–	$11,295,063,647

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $108,020.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14	Invesco American Franchise Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $5,141,949,233 and $5,420,500,824, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,080,328,465

Aggregate unrealized (depreciation) of investments	(237,907,779)

Net unrealized appreciation of investments	$2,842,420,686

Cost of investments for tax purposes is $8,452,642,961.

NOTE 9–Share Information

		Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	7,745,519	$134,285,375	16,184,114	$384,989,991

Class C	339,581	4,801,050	722,554	14,637,079

Class R	347,787	5,729,296	716,859	16,325,164

Class Y	2,144,989	38,873,532	4,503,348	115,561,494

Class R5	50,092	920,262	315,779	8,550,807

Class R6	310,843	5,781,769	751,440	19,326,649

Issued as reinvestment of dividends:
Class A	43,009,004	697,605,684	122,714,946	2,985,654,474

Class C	581,058	7,681,585	1,760,545	35,774,296

Class R	252,436	3,887,529	616,831	14,341,328

Class Y	1,107,125	18,942,913	3,622,697	92,415,012

Class R5	133,788	2,302,493	367,816	9,430,807

Class R6	233,360	4,074,460	655,813	17,031,460

Automatic conversion of Class C shares to Class A shares:
Class A	254,133	4,377,369	493,734	11,696,904

Class C	(309,830)	(4,377,369)	(586,530)	(11,696,904)

15	Invesco American Franchise Fund

		Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(32,279,852)	$(560,291,069)	(55,504,429)	$(1,308,446,794)

Class C	(646,878)	(9,264,641)	(1,320,833)	(25,048,543)

Class R	(256,667)	(4,266,829)	(561,984)	(12,450,810)

Class Y	(4,050,694)	(73,466,488)	(5,668,956)	(134,978,821)

Class R5	(85,069)	(1,553,630)	(414,921)	(11,492,895)

Class R6	(356,996)	(6,676,437)	(939,122)	(24,941,602)

Net increase in share activity	18,523,729	$269,366,854	88,429,701	$2,196,679,096

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco American Franchise Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$977.00	$4.90	$1,019.84	$5.01	1.00%
Class C	1,000.00	973.50	8.56	1,016.12	8.75	1.75
Class R	1,000.00	975.90	6.12	1,018.60	6.26	1.25
Class Y	1,000.00	977.60	3.68	1,021.08	3.76	0.75
Class R5	1,000.00	978.30	3.48	1,021.27	3.56	0.71
Class R6	1,000.00	978.50	3.14	1,021.62	3.21	0.64

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco American Franchise Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at
invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-AMFR-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Capital Appreciation Fund

Nasdaq:

A: OPTFX ∎ C: OTFCX ∎ R: OTCNX ∎ Y: OTCYX ∎ R5: CPTUX ∎ R6: OPTIX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-5.64%
Class C Shares	-5.96
Class R Shares	-5.74
Class Y Shares	-5.51
Class R5 Shares	-5.51
Class R6 Shares	-5.47
S&P 500 Index▼	1.26
Russell 1000 Growth Index▼	-1.24

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Capital Appreciation Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (1/22/81)	11.23%
10 Years	9.97
5 Years	6.87
1 Year	-22.86

Class C Shares
Inception (12/1/93)	8.61%
10 Years	9.91
5 Years	7.25
1 Year	-19.78

Class R Shares
Inception (3/1/01)	5.21%
10 Years	10.30
5 Years	7.80
1 Year	-18.58

Class Y Shares
Inception (11/3/97)	7.18%
10 Years	10.86
5 Years	8.33
1 Year	-18.17

Class R5 Shares
10 Years	10.71%
5 Years	8.33
1 Year	-18.14

Class R6 Shares
Inception (12/29/11)	11.66%
10 Years	11.05
5 Years	8.53
1 Year	-18.10

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Capital Appreciation Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Capital Appreciation Fund. The Fund was subsequently renamed the Invesco Capital Appreciation Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Capital Appreciation Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.78%
Advertising–0.53%
Trade Desk, Inc. (The), Class A(b)	355,106	$19,871,732

Aerospace & Defense–0.75%
TransDigm Group, Inc.	37,661	28,014,888

Agricultural & Farm Machinery–1.15%
Deere & Co.	103,072	43,211,905

Apparel Retail–0.91%
TJX Cos., Inc. (The)	448,332	34,342,231

Apparel, Accessories & Luxury Goods–0.49%
lululemon athletica, inc.(b)	58,909	18,214,663

Application Software–6.10%
HubSpot, Inc.(b)	72,655	28,107,314

Intuit, Inc.	75,133	30,592,655

Paycom Software, Inc.(b)	64,470	18,635,698

Roper Technologies, Inc.(c)	67,556	29,062,591

Synopsys, Inc.(b)	212,520	77,306,275

Workday, Inc., Class A(b)	245,400	45,514,338

		229,218,871

Asset Management & Custody Banks–0.53%
KKR & Co., Inc., Class A	353,486	19,918,936

Auto Parts & Equipment–0.50%
Aptiv PLC(b)	161,999	18,837,244

Automobile Manufacturers–1.10%
Tesla, Inc.(b)	201,007	41,349,150

Automotive Retail–1.55%
AutoZone, Inc.(b)	23,418	58,229,794

Biotechnology–1.49%
AbbVie, Inc.	128,436	19,766,300

Vertex Pharmaceuticals, Inc.(b)	124,051	36,010,765

		55,777,065

Building Products–1.01%
Trane Technologies PLC	204,960	37,911,451

Casinos & Gaming–1.05%
Las Vegas Sands Corp.(b)	685,732	39,409,018

Communications Equipment–1.19%
Motorola Solutions, Inc.	169,869	44,643,272

Construction & Engineering–1.58%
Quanta Services, Inc.	366,756	59,194,418

Construction Machinery & Heavy Trucks–0.70%
Caterpillar, Inc.	109,284	26,178,982

Copper–0.45%
Freeport-McMoRan, Inc.	415,953	17,041,594

Data Processing & Outsourced Services–5.33%
Mastercard, Inc., Class A	359,221	127,627,629

	Shares	Value

Data Processing & Outsourced Services–(continued)
Visa, Inc., Class A(c)	330,104	$72,603,074

		200,230,703

Distributors–0.55%
Genuine Parts Co.	115,787	20,478,089

Electrical Components & Equipment–0.64%
Hubbell, Inc.	96,020	24,152,870

Environmental & Facilities Services–0.88%
Waste Connections, Inc.	248,001	33,212,294

Financial Exchanges & Data–1.01%
S&P Global, Inc.	111,155	37,926,086

Footwear–0.72%
NIKE, Inc., Class B	226,917	26,955,471

Health Care Equipment–3.36%
Boston Scientific Corp.(b)	410,365	19,172,253

DexCom, Inc.(b)	412,809	45,825,927

Insulet Corp.(b)(c)	63,907	17,661,339

Intuitive Surgical, Inc.(b)	64,619	14,822,952

Stryker Corp.	109,865	28,881,311

		126,363,782

Homebuilding–0.96%
D.R. Horton, Inc.	390,371	36,101,510

Hotels, Resorts & Cruise Lines–1.70%
Booking Holdings, Inc.(b)	11,234	28,354,616

Marriott International, Inc., Class A	209,344	35,429,379

		63,783,995

Industrial Machinery–1.01%
Parker-Hannifin Corp.	107,268	37,742,246

Interactive Media & Services–5.83%
Alphabet, Inc., Class C(b)	1,514,678	136,775,423

Meta Platforms, Inc., Class A(b)	323,058	56,515,767

Pinterest, Inc., Class A(b)	1,028,629	25,828,874

		219,120,064

Internet & Direct Marketing Retail–3.79%
Alibaba Group Holding Ltd., ADR (China)(b)	333,200	29,251,628

Amazon.com, Inc.(b)	1,202,188	113,282,175

		142,533,803

Internet Services & Infrastructure–0.67%
MongoDB, Inc.(b)	120,589	25,265,807

Investment Banking & Brokerage–0.51%
Goldman Sachs Group, Inc. (The)	54,208	19,062,243

IT Consulting & Other Services–1.89%
Amdocs Ltd.	272,344	24,949,434

Gartner, Inc.(b)	139,983	45,887,827

		70,837,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Capital Appreciation Fund

	Shares	Value

Life Sciences Tools & Services–2.55%
Agilent Technologies, Inc.	239,215	$33,961,354

Danaher Corp.	112,973	27,964,207

Thermo Fisher Scientific, Inc.	62,457	33,836,704

		95,762,265

Managed Health Care–2.94%
UnitedHealth Group, Inc.	232,335	110,577,520

Movies & Entertainment–1.25%
Netflix, Inc.(b)	146,233	47,106,036

Oil & Gas Equipment & Services–0.91%
Schlumberger Ltd.	640,170	34,063,446

Oil & Gas Exploration & Production–0.48%
Diamondback Energy, Inc.	127,861	17,974,699

Oil & Gas Storage & Transportation–1.38%
Cheniere Energy, Inc.	328,741	51,724,109

Packaged Foods & Meats–0.54%
Hershey Co. (The)	85,525	20,382,318

Personal Products–0.68%
Estee Lauder Cos., Inc. (The), Class A	104,381	25,369,802

Pharmaceuticals–1.45%
Eli Lilly and Co.	175,256	54,543,172

Property & Casualty Insurance–1.55%
Progressive Corp. (The)	406,499	58,340,737

Research & Consulting Services–0.09%
CoStar Group, Inc.(b)	49,326	3,485,375

Restaurants–1.73%
Chipotle Mexican Grill, Inc.(b)	23,766	35,437,007

McDonald’s Corp.	111,790	29,502,499

		64,939,506

Semiconductor Equipment–0.70%
ASML Holding N.V., New York Shares (Netherlands)	42,368	26,171,985

Semiconductors–10.65%
Advanced Micro Devices, Inc.(b)	796,164	62,562,567

Broadcom, Inc.	47,713	28,355,359

First Solar, Inc.(b)	178,079	30,120,282

GLOBALFOUNDRIES, Inc.(b)(c)	297,084	19,411,469

Monolithic Power Systems, Inc.	145,650	70,536,838

NVIDIA Corp.	691,913	160,634,522

STMicroelectronics N.V., New York Shares (Singapore)(c)	590,529	28,439,877

		400,060,914

Soft Drinks–2.73%
Monster Beverage Corp.(b)	525,511	53,475,999

	Shares	Value

Soft Drinks–(continued)
PepsiCo, Inc.	283,763	$49,241,394

		102,717,393

Specialty Chemicals–1.12%
Albemarle Corp.	165,503	42,089,068

Systems Software–8.94%
Microsoft Corp.	1,054,713	263,066,516

ServiceNow, Inc.(b)	168,527	72,832,314

		335,898,830

Technology Hardware, Storage & Peripherals–5.96%
Apple, Inc.	1,519,174	223,941,439

Trading Companies & Distributors–1.21%
United Rentals, Inc.	96,929	45,414,144

Trucking–1.48%
Old Dominion Freight Line, Inc.	82,590	28,019,483

Uber Technologies, Inc.(b)	823,950	27,404,577

		55,424,060

Wireless Telecommunication Services–0.51%
T-Mobile US, Inc.(b)	134,398	19,108,708

Total Common Stocks & Other Equity Interests (Cost $2,850,123,931)		3,710,226,964

Money Market Funds–1.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e)	16,080,089	16,080,089

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(d)(e)	11,480,721	11,483,018

Invesco Treasury Portfolio, Institutional Class, 4.50%(d)(e)	18,377,245	18,377,245

Total Money Market Funds (Cost $45,940,352)		45,940,352

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $2,896,064,283)		3,756,167,316

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.82%
Invesco Private Government Fund, 4.58%(d)(e)(f)	29,644,762	29,644,762

Invesco Private Prime Fund, 4.83%(d)(e)(f)	76,214,146	76,229,387

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $105,881,813)		105,874,149

TOTAL INVESTMENTS IN SECURITIES–102.82% (Cost $3,001,946,096)		3,862,041,465

OTHER ASSETS LESS LIABILITIES–(2.82)%		(105,920,566)

NET ASSETS–100.00%		$3,756,120,899

Investment Abbreviations:

ADR – American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Capital Appreciation Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,004,019	$218,186,260	$(207,110,190)	$-	$-	$16,080,089	$ 358,768
Invesco Liquid Assets Portfolio, Institutional Class	3,562,398	155,847,329	(147,929,449)	(1,412)	4,152	11,483,018	262,528
Invesco Treasury Portfolio, Institutional Class	5,718,878	249,355,725	(236,697,358)	-	-	18,377,245	408,346
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,053,462	189,635,361	(206,044,061)	-	-	29,644,762	586,699*
Invesco Private Prime Fund	118,423,189	469,869,192	(512,065,514)	(11,922)	14,442	76,229,387	1,592,214*
Total	$178,761,946	$1,282,893,867	$(1,309,846,572)	$(13,334)	$18,594	$151,814,501	$ 3,208,555

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Information Technology	41.43%

Consumer Discretionary	15.05

Health Care	11.80

Industrials	10.49

Communication Services	8.13

Consumer Staples	3.95

Financials	3.60

Energy	2.76

Materials	1.57

Money Market Funds Plus Other Assets Less Liabilities	1.22

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Capital Appreciation Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,850,123,931)*	$3,710,226,964

Investments in affiliated money market funds, at value (Cost $151,822,165)	151,814,501

Cash	5,062,184

Foreign currencies, at value (Cost $144)	130

Receivable for:
Investments sold	67,549,608

Fund shares sold	898,439

Dividends	2,361,022

Investment for trustee deferred compensation and retirement plans	458,935

Other assets	86,587

Total assets	3,938,458,370

Liabilities:
Payable for:
Investments purchased	71,922,819

Fund shares reacquired	1,842,404

Collateral upon return of securities loaned	105,881,813

Accrued fees to affiliates	1,561,448

Accrued trustees’ and officers’ fees and benefits	443,871

Accrued other operating expenses	226,181

Trustee deferred compensation and retirement plans	458,935

Total liabilities	182,337,471

Net assets applicable to shares outstanding	$3,756,120,899

Net assets consist of:
Shares of beneficial interest	$3,140,523,374

Distributable earnings	615,597,525

$3,756,120,899

Net Assets:
Class A	$3,399,691,328

Class C	$127,931,200

Class R	$119,291,754

Class Y	$96,986,303

Class R5	$62,849

Class R6	$12,157,465

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	69,295,408

Class C	5,006,237

Class R	2,762,876

Class Y	1,699,597

Class R5	1,263

Class R6	209,528

Class A:
Net asset value per share	$49.06

Maximum offering price per share (Net asset value of $49.06 ÷ 94.50%)	$51.92

Class C:
Net asset value and offering price per share	$25.55

Class R:
Net asset value and offering price per share	$43.18

Class Y:
Net asset value and offering price per share	$57.06

Class R5:
Net asset value and offering price per share	$49.76

Class R6:
Net asset value and offering price per share	$58.02

*	At February 28, 2023, securities with an aggregate value of $103,699,965 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Capital Appreciation Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $96,001)	$16,728,031

Dividends from affiliated money market funds (includes net securities lending income of $255,955)	1,285,597

Total investment income	18,013,628

Expenses:
Advisory fees	11,271,157

Administrative services fees	279,110

Custodian fees	11,580

Distribution fees:
Class A	3,907,297

Class C	667,768

Class R	296,631

Transfer agent fees – A, C, R and Y	2,366,142

Transfer agent fees – R5	34

Transfer agent fees – R6	1,760

Trustees’ and officers’ fees and benefits	70,790

Registration and filing fees	204,860

Reports to shareholders	91,695

Professional services fees	35,353

Other	23,346

Total expenses	19,227,523

Less: Fees waived and/or expense offset arrangement(s)	(112,258)

Net expenses	19,115,265

Net investment income (loss)	(1,101,637)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(229,719,452)

Affiliated investment securities	18,594

Foreign currencies	(14,659)

(229,715,517)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(4,061,754)

Affiliated investment securities	(13,334)

Foreign currencies	28,901

(4,046,187)

Net realized and unrealized gain (loss)	(233,761,704)

Net increase (decrease) in net assets resulting from operations	$(234,863,341)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Capital Appreciation Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:
Net investment income (loss)	$(1,101,637)	$(18,749,690)

Net realized gain (loss)	(229,715,517)	255,924,524

Change in net unrealized appreciation (depreciation)	(4,046,187)	(1,577,727,401)

Net increase (decrease) in net assets resulting from operations	(234,863,341)	(1,340,552,567)

Distributions to shareholders from distributable earnings:
Class A	(29,171,584)	(1,172,869,924)

Class C	(2,131,016)	(75,716,804)

Class R	(1,132,464)	(42,298,265)

Class Y	(701,928)	(30,905,063)

Class R5	(606)	(10,229)

Class R6	(83,781)	(3,523,987)

Total distributions from distributable earnings	(33,221,379)	(1,325,324,272)

Share transactions–net:
Class A	(126,244,360)	786,681,347

Class C	(8,023,346)	51,369,367

Class R	564,735	34,913,203

Class Y	(5,332,862)	15,696,964

Class R5	(9,465)	54,228

Class R6	29,959	524,910

Net increase (decrease) in net assets resulting from share transactions	(139,015,339)	889,240,019

Net increase (decrease) in net assets	(407,100,059)	(1,776,636,820)

Net assets:
Beginning of period	4,163,220,958	5,939,857,778

End of period	$3,756,120,899	$4,163,220,958

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Capital Appreciation Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/23	$52.44	$(0.01)	$(2.95)	$(2.96)	$–	$(0.42)	$(0.42)	$49.06	(5.64	)%(e)	$3,399,691	0.98	%(e)(f)	0.98	%(e)(f)	(0.04	)%(e)(f)	50%
Year ended 08/31/22	88.67	(0.22)	(16.26)	(16.48)	–	(19.75)	(19.75)	52.44	(23.55	)(e)	3,767,413	0.94	(e)	0.94	(e)	(0.35	)(e)	70
Year ended 08/31/21	70.34	(0.35)	21.03	20.68	–	(2.35)	(2.35)	88.67	30.19	(e)	5,364,306	0.95	(e)	0.95	(e)	(0.46	)(e)	78
Year ended 08/31/20	62.38	(0.12)	21.17	21.05	–	(13.09)	(13.09)	70.34	39.41	(e)	4,478,067	1.00	(e)	1.00	(e)	(0.22	)(e)	31
Year ended 08/31/19	65.82	(0.03)	1.23	1.20	–	(4.64)	(4.64)	62.38	2.97		3,566,269	1.03	(g)	1.03		(0.06)		64
Year ended 08/31/18	59.87	0.00	11.40	11.40	(0.01)	(5.44)	(5.45)	65.82	20.23		3,606,256	1.03	(g)	1.03		(0.01)		29
Class C
Six months ended 02/28/23	27.63	(0.10)	(1.56)	(1.66)	–	(0.42)	(0.42)	25.55	(6.00)		127,931	1.75	(f)	1.75	(f)	(0.81	)(f)	50
Year ended 08/31/22	56.55	(0.40)	(8.77)	(9.17)	–	(19.75)	(19.75)	27.63	(24.16)		146,841	1.71		1.71		(1.12)		70
Year ended 08/31/21	46.01	(0.60)	13.49	12.89	–	(2.35)	(2.35)	56.55	29.17		221,514	1.73		1.73		(1.24)		78
Year ended 08/31/20	45.21	(0.39)	14.28	13.89	–	(13.09)	(13.09)	46.01	38.34		230,567	1.78		1.78		(1.00)		31
Year ended 08/31/19	49.50	(0.36)	0.71	0.35	–	(4.64)	(4.64)	45.21	2.18		201,751	1.80	(g)	1.80		(0.83)		64
Year ended 08/31/18	46.61	(0.36)	8.69	8.33	–	(5.44)	(5.44)	49.50	19.33		404,733	1.79	(g)	1.79		(0.77)		29
Class R
Six months ended 02/28/23	46.26	(0.07)	(2.59)	(2.66)	–	(0.42)	(0.42)	43.18	(5.74)		119,292	1.25	(f)	1.25	(f)	(0.31	)(f)	50
Year ended 08/31/22	80.77	(0.36)	(14.40)	(14.76)	–	(19.75)	(19.75)	46.26	(23.76)		127,130	1.21		1.21		(0.62)		70
Year ended 08/31/21	64.44	(0.51)	19.19	18.68	–	(2.35)	(2.35)	80.77	29.83		175,274	1.23		1.23		(0.74)		78
Year ended 08/31/20	58.28	(0.26)	19.51	19.25	–	(13.09)	(13.09)	64.44	39.04		147,187	1.28		1.28		(0.50)		31
Year ended 08/31/19	62.00	(0.18)	1.10	0.92	–	(4.64)	(4.64)	58.28	2.68		117,019	1.30	(g)	1.30		(0.32)		64
Year ended 08/31/18	56.82	(0.15)	10.77	10.62	–	(5.44)	(5.44)	62.00	19.92		112,845	1.29	(g)	1.29		(0.27)		29
Class Y
Six months ended 02/28/23	60.85	0.06	(3.43)	(3.37)	–	(0.42)	(0.42)	57.06	(5.53)		96,986	0.75	(f)	0.75	(f)	0.19	(f)	50
Year ended 08/31/22	99.48	(0.09)	(18.79)	(18.88)	–	(19.75)	(19.75)	60.85	(23.38)		108,866	0.71		0.71		(0.12)		70
Year ended 08/31/21	78.49	(0.21)	23.55	23.34	–	(2.35)	(2.35)	99.48	30.44		158,879	0.73		0.73		(0.24)		78
Year ended 08/31/20	68.08	0.01	23.49	23.50	–	(13.09)	(13.09)	78.49	39.75		114,061	0.78		0.78		0.00		31
Year ended 08/31/19	71.23	0.11	1.40	1.51	(0.02)	(4.64)	(4.66)	68.08	3.20		95,438	0.80	(g)	0.80		0.17		64
Year ended 08/31/18	64.36	0.15	12.30	12.45	(0.14)	(5.44)	(5.58)	71.23	20.51		115,119	0.80	(g)	0.80		0.22		29
Class R5
Six months ended 02/28/23	53.11	0.06	(2.99)	(2.93)	–	(0.42)	(0.42)	49.76	(5.51)		63	0.73	(f)	0.73	(f)	0.21	(f)	50
Year ended 08/31/22	89.38	(0.06)	(16.46)	(16.52)	–	(19.75)	(19.75)	53.11	(23.38)		77	0.70		0.70		(0.11)		70
Year ended 08/31/21	70.69	(0.14)	21.18	21.04	–	(2.35)	(2.35)	89.38	30.55		46	0.67		0.69		(0.18)		78
Year ended 08/31/20	62.44	0.07	21.27	21.34	–	(13.09)	(13.09)	70.69	39.90		36	0.67		0.67		0.11		31
Period ended 08/31/19(h)	58.66	0.05	3.73	3.78	–	–	–	62.44	6.44		11	0.68	(f)(g)	0.68	(f)	0.29	(f)	64
Class R6
Six months ended 02/28/23	61.84	0.08	(3.48)	(3.40)	–	(0.42)	(0.42)	58.02	(5.49)		12,157	0.66	(f)	0.66	(f)	0.28	(f)	50
Year ended 08/31/22	100.70	(0.03)	(19.08)	(19.11)	–	(19.75)	(19.75)	61.84	(23.32)		12,895	0.63		0.63		(0.04)		70
Year ended 08/31/21	79.32	(0.12)	23.85	23.73	–	(2.35)	(2.35)	100.70	30.62		19,838	0.62		0.63		(0.13)		78
Year ended 08/31/20	68.60	0.10	23.71	23.81	–	(13.09)	(13.09)	79.32	39.91		14,514	0.63		0.67		0.15		31
Year ended 08/31/19	71.57	0.23	1.58	1.81	(0.14)	(4.64)	(4.78)	68.60	3.66		9,747	0.63	(g)	0.63		0.33		64
Year ended 08/31/18	64.64	0.26	12.36	12.62	(0.25)	(5.44)	(5.69)	71.57	20.70		1,076,452	0.63	(g)	0.63		0.39		29

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the years ended August 31, 2019 and 2018.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23% for Class A for the six months ended February 28,2023 and 0.23%, 0.22% and 0.22% for the years ended August 31, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Includes fee waivers which were less than 0.005% per share.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Capital Appreciation Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Capital Appreciation Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco Capital Appreciation Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

12	Invesco Capital Appreciation Fund

consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $26,561 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Next $1 billion	0.580%

Next $2 billion	0.560%

Next $2 billion	0.540%

Next $2 billion	0.520%

Next $2.5 billion	0.500%

Over $11 billion	0.480%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.59%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense

13	Invesco Capital Appreciation Fund

on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $33,494.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $166,693 in front-end sales commissions from the sale of Class A shares and $1,627 and $1,477 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2023, the Fund incurred $28,137 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,710,226,964	$–	$–	$3,710,226,964

Money Market Funds	45,940,352	105,874,149	–	151,814,501

Total Investments	$3,756,167,316	$105,874,149	$–	$3,862,041,465

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $78,764.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be

14	Invesco Capital Appreciation Fund

invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $1,921,623,717 and $2,119,764,099, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$928,529,425

Aggregate unrealized (depreciation) of investments	(72,904,877)

Net unrealized appreciation of investments	$855,624,548

Cost of investments for tax purposes is $3,006,416,917.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,464,023	$72,323,401	3,044,971	$199,645,690

Class C	385,573	9,980,009	717,796	26,211,160

Class R	225,993	9,829,679	366,932	21,109,593

Class Y	332,641	18,999,159	693,565	53,097,385

Class R5	-	-	838	47,366

Class R6	32,679	1,884,318	65,904	4,906,211

Issued as reinvestment of dividends:
Class A	587,371	28,299,513	16,812,823	1,134,361,740

Class C	84,256	2,118,194	2,093,379	74,838,311

Class R	26,613	1,129,177	707,191	42,169,792

Class Y	10,603	593,955	324,392	25,357,728

Class R5	11	535	101	6,862

Class R6	1,300	74,042	37,350	2,965,201

Automatic conversion of Class C shares to Class A shares:
Class A	152,424	7,513,215	267,782	17,193,893

Class C	(291,037)	(7,513,215)	(489,776)	(17,193,893)

15	Invesco Capital Appreciation Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023		August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(4,755,320)	$(234,380,489)	(8,776,105)	$(564,519,976)

Class C	(486,221)	(12,608,334)	(924,712)	(32,486,211)

Class R	(237,751)	(10,394,121)	(496,246)	(28,366,182)

Class Y	(432,734)	(24,925,976)	(825,924)	(62,758,149)

Class R5	(205)	(10,000)	-	-

Class R6	(32,979)	(1,928,401)	(91,732)	(7,346,502)

Net increase (decrease) in share activity	(2,932,760)	$(139,015,339)	13,528,529	$889,240,019

16	Invesco Capital Appreciation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$943.60	$4.72	$1,019.93	$4.91	0.98%
Class C	1,000.00	940.00	8.42	1,016.12	8.75	1.75
Class R	1,000.00	942.60	6.02	1,018.60	6.26	1.25
Class Y	1,000.00	944.70	3.62	1,021.08	3.76	0.75
Class R5	1,000.00	944.90	3.52	1,021.17	3.66	0.73
Class R6	1,000.00	945.10	3.18	1,021.52	3.31	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Capital Appreciation Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-CAPA-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Core Plus Bond Fund

Nasdaq:

A: ACPSX ∎ C: CPCFX ∎ R: CPBRX ∎ Y: CPBYX ∎ R5: CPIIX ∎ R6: CPBFX

2	Fund Performance

4	Schedule of Investments

28	Financial Statements

31	Financial Highlights

32	Notes to Financial Statements

42	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.28%
Class C Shares	-0.77
Class R Shares	-0.52
Class Y Shares	-0.26
Class R5 Shares	-0.26
Class R6 Shares	-0.25
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market/Style-Specific Index)	-2.13
Lipper Core Plus Bond Funds Index∎ (Peer Group Index)	-1.49

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Lipper Core Plus Bond Funds Index is an unmanaged index considered representative of core plus bond funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Core Plus Bond Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (6/3/09)	2.93%
10 Years	1.44
5 Years	-0.06
1 Year	-13.16

Class C Shares
Inception (6/3/09)	2.79%
10 Years	1.27
5 Years	0.04
1 Year	-10.94

Class R Shares
Inception (6/3/09)	2.99%
10 Years	1.62
5 Years	0.53
1 Year	-9.62

Class Y Shares
Inception (6/3/09)	3.51%
10 Years	2.13
5 Years	1.03
1 Year	-9.14

Class R5 Shares
Inception (6/3/09)	3.51%
10 Years	2.14
5 Years	1.05
1 Year	-9.16

Class R6 Shares
Inception (9/24/12)	2.21%
10 Years	2.19
5 Years	1.11
1 Year	-9.03

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Core Plus Bond Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–46.01%
Aerospace & Defense–0.77%
Boeing Co. (The), 2.20%, 02/04/2026	$783,000	$711,433

Embraer Netherlands Finance B.V. (Brazil), 6.95%, 01/17/2028(b)	220,000	220,846

Lockheed Martin Corp.,
5.10%, 11/15/2027	3,373,000	3,419,561

5.70%, 11/15/2054	2,450,000	2,655,270

5.90%, 11/15/2063	2,450,000	2,708,766

Northrop Grumman Corp., 4.95%, 03/15/2053(c)	2,301,000	2,171,393

Raytheon Technologies Corp.,
5.00%, 02/27/2026	1,983,000	1,980,528

5.15%, 02/27/2033(c)	9,561,000	9,518,206

5.38%, 02/27/2053	7,162,000	7,199,131

TransDigm, Inc., 6.75%, 08/15/2028(b)	4,650,000	4,632,562

		35,217,696

Agricultural & Farm Machinery–0.08%
Cargill, Inc.,
4.00%, 06/22/2032(b)	1,304,000	1,203,787

5.13%, 10/11/2032(b)(c)	2,456,000	2,466,479

		3,670,266

Agricultural Products–0.02%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	1,250,000	1,029,821

Air Freight & Logistics–0.45%
United Parcel Service, Inc.,
4.88%, 03/03/2033	6,708,000	6,665,994

5.05%, 03/03/2053	14,293,000	14,122,842

		20,788,836

Airlines–0.41%
American Airlines Pass-Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	329,175	319,603

Series 2021-1, Class B, 3.95%, 07/11/2030	5,912,405	5,185,125

Series 2021-1, Class A, 2.88%, 07/11/2034	847,647	701,047

British Airways Pass-Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	1,640,994	1,419,696

Series 2021-1, Class A, 2.90%, 03/15/2035(b)	2,808,397	2,319,105

Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/2025(b)	1,704,324	1,656,358

4.75%, 10/20/2028(b)	4,462,302	4,241,864

United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	2,445,442	2,432,123

Series 2018-1, Class AA, 3.50%, 03/01/2030	496,796	445,827

	Principal
	Amount	Value

Airlines–(continued)
United Airlines, Inc., 4.38%, 04/15/2026(b)	$102,000	$96,092

		18,816,840

Application Software–0.05%
Open Text Corp. (Canada), 6.90%, 12/01/2027(b)	1,670,000	1,688,203

Workday, Inc., 3.70%, 04/01/2029	720,000	657,953

		2,346,156

Asset Management & Custody Banks–0.66%
Ameriprise Financial, Inc., 4.50%, 05/13/2032(c)	1,097,000	1,068,971

Apollo Management Holdings L.P., 2.65%, 06/05/2030(b)(c)	573,000	473,267

Ares Capital Corp.,
2.88%, 06/15/2028	825,000	678,288

3.20%, 11/15/2031	900,000	687,326

Bank of New York Mellon Corp. (The),
4.54%, 02/01/2029(d)	5,709,000	5,550,391

4.60%, 07/26/2030(d)	1,136,000	1,096,253

5.83%, 10/25/2033(d)	3,587,000	3,738,035

4.71%, 02/01/2034(d)	3,693,000	3,555,081

Series I, 3.75%(c)(d)(e)	925,000	774,688

Blackstone Secured Lending Fund, 2.13%, 02/15/2027	4,882,000	4,113,996

Northern Trust Corp., 6.13%, 11/02/2032	4,213,000	4,447,950

State Street Corp.,
5.82%, 11/04/2028(d)	1,466,000	1,501,622

4.16%, 08/04/2033(d)	671,000	616,329

4.82%, 01/26/2034(c)(d)	2,108,000	2,033,913

		30,336,110

Auto Parts & Equipment–0.27%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 04/01/2028(b)	8,444,000	7,501,657

Metalsa S.A. de C.V. (Mexico), 4.90%, 04/24/2023(b)	200,000	199,140

Nemak S.A.B. de C.V. (Mexico), 3.63%, 06/28/2031(b)	6,007,000	4,531,624

		12,232,421

Automobile Manufacturers–1.01%
American Honda Finance Corp., 4.70%, 01/12/2028(c)	6,486,000	6,396,443

BMW US Capital LLC (Germany), 3.70%, 04/01/2032(b)(c)	470,000	425,631

Daimler Trucks Finance North America LLC (Germany), 5.13%, 01/19/2028(b)(c)	1,882,000	1,854,523

Ford Motor Co., 6.10%, 08/19/2032(c)	9,578,000	8,928,768

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
7.35%, 11/04/2027	$7,967,000	$8,091,285

7.35%, 03/06/2030	5,404,000	5,478,737

General Motors Financial Co., Inc.,
3.80%, 04/07/2025(c)	1,073,000	1,032,677

5.00%, 04/09/2027	2,569,000	2,506,313

4.30%, 04/06/2029(c)	1,781,000	1,625,800

Hyundai Capital America, 2.00%, 06/15/2028(b)	1,257,000	1,047,703

Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/2026(b)	751,000	636,795

PACCAR Financial Corp., 4.60%, 01/10/2028	2,232,000	2,216,668

Toyota Motor Credit Corp.,
4.63%, 01/12/2028(c)	3,780,000	3,733,208

4.70%, 01/12/2033	2,515,000	2,468,998

Volkswagen Group of America Finance LLC (Germany), 4.60%, 06/08/2029(b)	217,000	207,799

		46,651,348

Automotive Retail–0.30%
AutoZone, Inc., 4.75%, 08/01/2032	2,158,000	2,060,846

Lithia Motors, Inc., 3.88%, 06/01/2029(b)(c)	7,778,000	6,506,647

Sonic Automotive, Inc.,
4.63%, 11/15/2029(b)(c)	439,000	362,607

4.88%, 11/15/2031(b)(c)	5,949,000	4,739,985

		13,670,085

Biotechnology–1.30%
Amgen, Inc.,
5.25%, 03/02/2025	6,694,000	6,680,271

5.15%, 03/02/2028	8,579,000	8,547,699

5.25%, 03/02/2030	3,719,000	3,702,296

5.25%, 03/02/2033	8,969,000	8,910,076

5.60%, 03/02/2043	7,362,000	7,274,542

5.65%, 03/02/2053	14,239,000	14,131,903

5.75%, 03/02/2063	10,769,000	10,628,627

		59,875,414

Brewers–0.00%
Cia Cervecerias Unidas S.A. (Chile), 3.35%, 01/19/2032(b)	250,000	207,375

Cable & Satellite–0.53%
CCO Holdings LLC/CCO Holdings Capital Corp.,
6.38%, 09/01/2029(b)(c)	8,833,000	8,244,545

7.38%, 03/01/2031(b)(c)	4,925,000	4,780,845

4.50%, 06/01/2033(b)	533,000	415,190

Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
3.50%, 06/01/2041	372,000	243,655

3.50%, 03/01/2042	588,000	379,839

Comcast Corp.,
5.50%, 11/15/2032(c)	6,563,000	6,748,606

2.80%, 01/15/2051	8,000	5,112

	Principal
	Amount	Value

Cable & Satellite–(continued)
DISH DBS Corp., 5.88%, 11/15/2024	$290,000	$271,974

Sirius XM Radio, Inc., 3.88%, 09/01/2031(b)	4,336,000	3,375,533

		24,465,299

Casinos & Gaming–0.01%
Wynn Macau, Ltd. (Macau), 5.13%, 12/15/2029(b)	400,000	328,378

Commodity Chemicals–0.01%
Alpek S.A.B. de C.V. (Mexico), 3.25%, 02/25/2031(b)	200,000	161,200

Unigel Luxembourg S.A. (Brazil), 8.75%, 10/01/2026(b)	400,000	379,572

		540,772

Computer & Electronics Retail–0.12%
Leidos, Inc.,
2.30%, 02/15/2031	900,000	702,216

5.75%, 03/15/2033	4,834,000	4,776,691

		5,478,907

Construction & Engineering–0.02%
Bioceanico Sovereign Certificate Ltd. (Paraguay), 0.00%, 06/05/2034(b)(f)	136,993	95,107

Mexico City Airport Trust (Mexico),
3.88%, 04/30/2028(b)	200,000	180,100

5.50%, 07/31/2047(b)	600,000	445,674

Rutas 2 and 7 Finance Ltd. (Paraguay), 0.00%, 09/30/2036(b)(f)	224,000	142,020

		862,901

Consumer Finance–0.43%
Ally Financial, Inc., 2.20%, 11/02/2028	542,000	442,012

American Express Co.,
2.55%, 03/04/2027	580,000	525,341

4.42%, 08/03/2033(d)	2,683,000	2,511,834

Capital One Financial Corp., 5.27%, 05/10/2033(c)(d)	1,100,000	1,042,565

Synchrony Financial,
4.50%, 07/23/2025	670,000	645,575

7.25%, 02/02/2033	15,055,000	14,507,825

		19,675,152

Copper–0.12%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	1,482,000	1,442,373

5.40%, 11/14/2034(c)	385,000	362,966

PT Freeport Indonesia (Indonesia),
4.76%, 04/14/2027(b)	217,000	209,309

5.32%, 04/14/2032(b)	3,845,000	3,555,513

		5,570,161

Data Processing & Outsourced Services–0.13%
Clarivate Science Holdings Corp., 3.88%, 07/01/2028(b)	4,727,000	4,083,409

PayPal Holdings, Inc., 5.05%, 06/01/2052(c)	2,303,000	2,099,458

		6,182,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Core Plus Bond Fund

	Principal Amount	Value

Department Stores–0.01%
Falabella S.A. (Chile), 3.75%, 10/30/2027(b)	$200,000	$177,142

Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)	150,000	129,186

		306,328

Distributors–0.01%
Genuine Parts Co., 2.75%, 02/01/2032(c)	331,000	267,808

Diversified Banks–7.58%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	20,285,000	19,031,995

African Export-Import Bank (The) (Supranational),
2.63%, 05/17/2026(b)	3,237,000	2,903,887

3.80%, 05/17/2031(b)	4,227,000	3,501,216

Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	5,342,000	5,527,303

6.75%(b)(d)(e)	4,642,000	4,613,382

Banco de Bogota S.A. (Colombia), 4.38%, 08/03/2027(b)	400,000	365,556

Banco do Brasil S.A. (Brazil), 3.25%, 09/30/2026(b)	4,474,000	4,075,814

Banco GNB Sudameris S.A. (Colombia), 7.50%, 04/16/2031(b)(d)	200,000	167,869

Banco Nacional de Panama (Panama), 2.50%, 08/11/2030(b)	215,000	171,317

Bank of America Corp.,
5.62% (SOFR + 1.05%), 02/04/2028(g)	4,065,000	4,041,949

4.38%, 04/27/2028(d)	2,283,000	2,183,831

4.95%, 07/22/2028(c)(d)	3,303,000	3,232,239

2.69%, 04/22/2032(d)	551,000	447,099

2.57%, 10/20/2032(d)	404,000	321,844

2.97%, 02/04/2033(d)	513,000	420,073

4.57%, 04/27/2033(d)	3,498,000	3,253,311

5.02%, 07/22/2033(c)(d)	5,005,000	4,817,666

2.48%, 09/21/2036(d)	919,000	689,010

3.85%, 03/08/2037(d)	515,000	434,900

Series TT, 6.13%(c)(d)(e)	7,827,000	7,649,327

Bank of Nova Scotia (The) (Canada), 8.63%, 10/27/2082(c)(d)	7,166,000	7,576,129

Barclays PLC (United Kingdom),
4.84%, 05/09/2028	600,000	562,588

7.44%, 11/02/2033(d)	6,957,000	7,516,677

8.00%(d)(e)	8,981,000	8,825,629

BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)(c)(d)	600,000	544,962

BPCE S.A. (France),
5.98%, 01/18/2027(b)(d)	5,964,000	5,960,203

2.28%, 01/20/2032(b)(d)	447,000	342,671

	Principal Amount	Value

Diversified Banks–(continued)
Citigroup, Inc.,
5.24% (SOFR + 0.69%), 01/25/2026(c)(g)	$942,000	$934,702

4.66%, 05/24/2028(c)(d)	2,111,000	2,042,954

2.57%, 06/03/2031(d)	651,000	534,282

3.79%, 03/17/2033(d)	1,552,000	1,350,389

4.91%, 05/24/2033(d)	2,401,000	2,276,894

3.88%(c)(d)(e)	12,654,000	11,387,335

7.38%(d)(e)	15,736,000	15,956,304

Series A, 8.87% (3 mo. USD LIBOR + 4.07%)(e)(g)	2,199,000	2,216,592

Commonwealth Bank of Australia (Australia), 2.69%, 03/11/2031(b)	525,000	413,948

Cooperatieve Rabobank U.A. (Netherlands), 3.76%, 04/06/2033(b)(d)	1,203,000	1,047,349

Export-Import Bank of India (India), 3.38%, 08/05/2026(b)	200,000	186,364

Federation des caisses Desjardins du Quebec (Canada),
5.28%, 01/23/2026(b)(d)	2,180,000	2,164,064

4.55%, 08/23/2027(b)(c)	7,367,000	7,172,623

HSBC Holdings PLC (United Kingdom),
5.78% (SOFR + 1.43%), 03/10/2026(g)	2,863,000	2,875,280

5.21%, 08/11/2028(d)	3,574,000	3,497,152

2.36%, 08/18/2031(d)	288,000	227,653

2.87%, 11/22/2032(d)	790,000	626,391

5.40%, 08/11/2033(d)	5,867,000	5,627,870

8.11%, 11/03/2033(d)	7,295,000	8,058,643

8.00%(d)(e)	10,066,000	10,055,934

ING Groep N.V. (Netherlands), 3.88%(d)(e)	508,000	392,481

Israel Discount Bank Ltd. (Israel), 5.38%, 01/26/2028(b)	400,000	396,000

JPMorgan Chase & Co.,
5.71% (3 mo. USD LIBOR + 0.89%), 07/23/2024(g)	3,080,000	3,085,765

4.32%, 04/26/2028(d)	2,248,000	2,156,243

4.85%, 07/25/2028(c)(d)	3,509,000	3,427,715

2.96%, 05/13/2031(d)	300,000	252,191

4.59%, 04/26/2033(d)	2,499,000	2,330,659

4.91%, 07/25/2033(c)(d)	5,386,000	5,159,608

5.72%, 09/14/2033(d)	8,730,000	8,680,214

Series W, 5.86% (3 mo. USD LIBOR + 1.00%), 05/15/2047(g)	2,058,000	1,744,155

KeyBank N.A., 4.90%, 08/08/2032	5,185,000	4,883,841

Lloyds Banking Group PLC (United Kingdom), 4.98%, 08/11/2033(d)	357,000	332,913

Manufacturers & Traders Trust Co., 4.70%, 01/27/2028	6,359,000	6,174,865

Mitsubishi UFJ Financial Group, Inc. (Japan), 1.80%, 07/20/2033(d)	4,168,000	4,028,368

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)
Mizuho Financial Group, Inc. (Japan), 5.67%, 09/13/2033(c)(d)	$5,771,000	$5,782,273

Multibank, Inc. (Panama), 7.75%, 02/03/2028(b)	6,576,000	6,696,998

National Australia Bank Ltd. (Australia),
2.33%, 08/21/2030(b)	632,000	492,742

6.43%, 01/12/2033(b)	5,303,000	5,364,818

National Bank of Oman SAOG (Oman), 5.63%, 09/25/2023(b)	400,000	399,506

Natwest Group PLC (United Kingdom), 6.02%, 03/02/2034(d)	2,488,000	2,493,989

Nordea Bank Abp (Finland),
4.75%, 09/22/2025(b)(c)	5,133,000	5,063,346

5.38%, 09/22/2027(b)	2,891,000	2,885,384

6.63%(b)(d)(e)	1,753,000	1,706,165

Royal Bank of Canada (Canada), 5.24%(SOFR + 0.71%), 01/21/2027(g)	2,870,000	2,823,573

Shinhan Financial Group Co. Ltd. (South Korea), 3.34%, 02/05/2030(b)(d)	200,000	189,526

Societe Generale S.A. (France), 9.38%(b)(d)(e)	5,104,000	5,395,949

Standard Chartered PLC (United Kingdom),
2.68%, 06/29/2032(b)(d)	3,192,000	2,538,920

4.30%(b)(d)(e)	9,045,000	7,368,057

7.75%(b)(d)(e)	8,153,000	8,132,067

7.75%(b)(d)(e)	11,053,000	11,094,437

Sumitomo Mitsui Financial Group, Inc. (Japan),
2.14%, 09/23/2030	496,000	390,621

5.77%, 01/13/2033	14,827,000	14,958,633

Swedbank AB (Sweden), 5.34%, 09/20/2027(b)	3,201,000	3,163,172

Synovus Bank, 5.63%, 02/15/2028	2,319,000	2,281,276

Toronto-Dominion Bank (The) (Canada), 8.13%, 10/31/2082(d)	6,528,000	6,829,920

U.S. Bancorp,
4.55%, 07/22/2028(c)(d)	3,502,000	3,407,265

4.97%, 07/22/2033(d)	2,835,000	2,706,314

5.85%, 10/21/2033(d)	5,959,000	6,147,696

4.84%, 02/01/2034(c)(d)	11,231,000	10,756,688

2.49%, 11/03/2036(d)	1,448,000	1,116,247

Wells Fargo & Co.,
3.53%, 03/24/2028(c)(d)	542,000	502,124

4.81%, 07/25/2028(c)(d)	2,025,000	1,972,610

4.90%, 07/25/2033(d)	1,988,000	1,899,871

4.61%, 04/25/2053(d)	3,087,000	2,678,441

Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(c)(d)	481,000	461,017

2.67%, 11/15/2035(d)	225,000	172,965

		348,748,798

	Principal Amount	Value

Diversified Capital Markets–1.37%
Credit Suisse AG (Switzerland),
7.95%, 01/09/2025(c)	$9,015,000	$9,108,438

5.00%, 07/09/2027	6,817,000	6,252,788

7.50%, 02/15/2028	7,916,000	7,998,938

Credit Suisse Group AG (Switzerland),
6.44%, 08/11/2028(b)(d)	6,564,000	6,071,985

6.54%, 08/12/2033(b)(d)	2,708,000	2,433,785

9.02%, 11/15/2033(b)(d)	1,564,000	1,643,810

4.50%(b)(c)(d)(e)	7,339,000	4,283,407

5.10%(b)(d)(e)	3,926,000	2,440,598

5.25%(b)(d)(e)	7,968,000	5,509,067

7.50%(b)(d)(e)	6,182,000	5,416,977

7.50%(b)(d)(e)	305,000	278,965

9.75%(b)(c)(d)(e)	7,643,000	6,935,258

OWL Rock Core Income Corp., 4.70%, 02/08/2027	1,551,000	1,417,437

UBS Group AG (Switzerland), 4.75%, 05/12/2028(b)(d)	3,296,000	3,175,188

		62,966,641

Diversified Chemicals–0.34%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	200,000	168,717

7.25%, 02/13/2033(b)(c)	5,320,000	5,197,267

5.88%, 01/31/2050(b)	200,000	152,920

Celanese US Holdings LLC,
5.90%, 07/05/2024	4,615,000	4,611,514

6.05%, 03/15/2025	4,938,000	4,921,583

Equate Petrochemical B.V. (Kuwait), 2.63%, 04/28/2028(b)	200,000	175,559

SABIC Capital II B.V. (Saudi Arabia),
4.00%, 10/10/2023(b)	200,000	198,368

4.50%, 10/10/2028(b)	200,000	195,486

		15,621,414

Diversified Metals & Mining–0.70%
BHP Billiton Finance (USA) Ltd. (Australia),
4.88%, 02/27/2026	10,986,000	10,918,296

4.75%, 02/28/2028	6,770,000	6,690,586

4.90%, 02/28/2033	7,862,000	7,834,699

Corp. Nacional del Cobre de Chile (Chile), 5.13%, 02/02/2033(b)	3,583,000	3,488,226

FMG Resources August 2006 Pty. Ltd. (Australia), 4.38%, 04/01/2031(b)(c)	3,913,000	3,306,039

Minera Mexico S.A. de C.V. (Mexico), 4.50%, 01/26/2050(b)	200,000	150,293

		32,388,139

Diversified REITs–0.41%
CubeSmart L.P., 2.50%, 02/15/2032	476,000	372,322

Trust Fibra Uno (Mexico),
5.25%, 12/15/2024(b)	325,000	318,836

5.25%, 01/30/2026(b)	7,067,000	6,748,738

4.87%, 01/15/2030(b)	3,434,000	2,929,202

6.39%, 01/15/2050(b)	3,343,000	2,613,662

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Core Plus Bond Fund

	Principal Amount	Value

Diversified REITs–(continued)
VICI Properties L.P.,
4.75%, 02/15/2028	$2,811,000	$2,654,231

4.95%, 02/15/2030	2,811,000	2,626,901

5.13%, 05/15/2032	500,000	464,375

		18,728,267

Education Services–0.23%
Grand Canyon University, 3.25%, 10/01/2023	7,113,500	7,024,581

Johns Hopkins University (The), Series A, 4.71%, 07/01/2032(c)	3,488,000	3,484,177

		10,508,758

Electric Utilities–1.98%
AEP Texas, Inc.,
4.70%, 05/15/2032(c)	1,154,000	1,095,518

5.25%, 05/15/2052	1,681,000	1,599,609

Alfa Desarrollo S.p.A. (Chile), 4.55%, 09/27/2051(b)	6,887,800	5,055,645

American Electric Power Co., Inc.,
5.75%, 11/01/2027(c)	3,356,000	3,434,585

5.95%, 11/01/2032	2,580,000	2,663,174

3.88%, 02/15/2062(d)	2,526,000	2,119,144

Centrais Eletricas Brasileiras S.A. (Brazil), 3.63%, 02/04/2025(b)	200,000	187,085

CLP Power Hong Kong Financing Ltd. (Hong Kong), 3.13%, 05/06/2025(b)	200,000	190,496

Connecticut Light and Power Co. (The), 5.25%, 01/15/2053	2,596,000	2,599,453

Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/2052	1,523,000	1,631,407

Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	6,116,000	6,015,942

Duke Energy Carolinas LLC,
4.95%, 01/15/2033	5,284,000	5,207,656

5.35%, 01/15/2053	4,764,000	4,703,030

Duke Energy Corp.,
5.00%, 12/08/2027	1,803,000	1,790,486

4.30%, 03/15/2028	1,410,000	1,347,560

5.00%, 08/15/2052	4,091,000	3,643,522

3.25%, 01/15/2082(d)	360,000	286,056

Electricite de France S.A. (France), 4.88%, 09/21/2038(b)	550,000	475,871

Empresa de Transmision Electrica S.A. (Panama), 5.13%, 05/02/2049(b)	200,000	162,200

Enel Finance America LLC (Italy), 7.10%, 10/14/2027(b)(c)	1,691,000	1,776,528

Enel Finance International N.V. (Italy), 6.80%, 10/14/2025(b)	3,692,000	3,787,284

Eversource Energy, Series R, 1.65%, 08/15/2030	213,000	164,429

Exelon Corp., 5.60%, 03/15/2053	5,130,000	5,015,969

Greenko Power II Ltd. (India), 4.30%, 12/13/2028(b)	191,000	162,559

	Principal Amount	Value

Electric Utilities–(continued)
Israel Electric Corp. Ltd. (The) (Israel), 4.25%, 08/14/2028(b)	$200,000	$186,918

Kallpa Generacion S.A. (Peru), 4.13%, 08/16/2027(b)	200,000	183,900

Mercury Chile Holdco LLC (Chile), 6.50%, 01/24/2027(b)	6,181,000	5,933,760

NextEra Energy Capital Holdings, Inc.,
6.05%, 03/01/2025	5,205,000	5,239,475

4.63%, 07/15/2027	4,269,000	4,152,131

5.00%, 07/15/2032	1,497,000	1,442,408

PacifiCorp, 5.35%, 12/01/2053	11,795,000	11,655,957

PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara (Indonesia),
5.45%, 05/21/2028(b)	200,000	197,927

3.38%, 02/05/2030(b)	200,000	171,753

Southern Co. (The), 5.70%, 10/15/2032	2,593,000	2,636,595

State Grid Overseas Investment BVI Ltd. (China), 3.50%, 05/04/2027(b)	200,000	191,002

Tampa Electric Co., 5.00%, 07/15/2052	1,437,000	1,334,433

Virginia Electric & Power Co.,
Series B, 3.75%, 05/15/2027	743,000	705,993

Series C, 4.63%, 05/15/2052	2,106,000	1,854,476

Vistra Operations Co. LLC, 4.38%, 05/01/2029(b)	172,000	148,787

		91,150,723

Electrical Components & Equipment–0.49%
CenterPoint Energy Houston Electric LLC,
Series AI, 4.45%, 10/01/2032	3,479,000	3,339,184

Series AJ, 4.85%, 10/01/2052	3,385,000	3,224,120

Regal Rexnord Corp.,
6.05%, 04/15/2028(b)	6,763,000	6,616,370

6.30%, 02/15/2030(b)	3,181,000	3,114,590

6.40%, 04/15/2033(b)	4,352,000	4,286,595

Sensata Technologies B.V., 5.88%, 09/01/2030(b)(c)	2,099,000	1,992,698

		22,573,557

Electronic Components–0.01%
Corning, Inc., 5.45%, 11/15/2079	437,000	388,236

Electronic Equipment & Instruments–0.14%
Trimble, Inc., 6.10%, 03/15/2033	5,419,000	5,407,864

Vontier Corp.,
2.40%, 04/01/2028	796,000	652,959

2.95%, 04/01/2031	406,000	309,681

		6,370,504

Environmental & Facilities Services–0.07%
Clean Harbors, Inc., 6.38%, 02/01/2031(b)	3,452,000	3,431,475

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Core Plus Bond Fund

	Principal Amount	Value

Financial Exchanges & Data–0.41%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil), 4.13%, 09/20/2031(b)	$8,258,000	$6,852,076

Cboe Global Markets, Inc., 3.00%, 03/16/2032	1,439,000	1,217,958

Intercontinental Exchange, Inc.,
4.00%, 09/15/2027	1,640,000	1,596,460

4.35%, 06/15/2029(c)	1,263,000	1,224,612

4.60%, 03/15/2033(c)	2,028,000	1,936,971

4.95%, 06/15/2052	2,782,000	2,639,406

5.20%, 06/15/2062	2,107,000	2,074,690

Moody’s Corp., 4.25%, 08/08/2032(c)	1,275,000	1,180,982

		18,723,155

Food Distributors–0.08%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029(b)	4,486,000	3,705,840

Forest Products–0.01%
Celulosa Arauco y Constitucion S.A. (Chile),
4.50%, 08/01/2024	500,000	491,152

5.15%, 01/29/2050(b)	200,000	167,439

		658,591

Gas Utilities–0.01%
Infraestructura Energetica Nova, S.A.P.I. de C.V. (Mexico), 4.88%, 01/14/2048(b)	400,000	302,532

Promigas S.A. ESP / Gases del Pacifico SAC (Colombia), 3.75%, 10/16/2029(b)	400,000	311,592

		614,124

General Merchandise Stores–0.37%
Dollar General Corp.,
4.63%, 11/01/2027	1,757,000	1,716,172

5.00%, 11/01/2032	1,552,000	1,506,468

5.50%, 11/01/2052(c)	3,098,000	3,031,894

Target Corp.,
4.40%, 01/15/2033(c)	6,931,000	6,577,061

4.80%, 01/15/2053	4,330,000	4,049,308

		16,880,903

Gold–0.00%
Endeavour Mining PLC (Burkina Faso), 5.00%, 10/14/2026(b)	200,000	169,380

Health Care Equipment–0.19%
Alcon Finance Corp. (Switzerland),
5.38%, 12/06/2032(b)	2,741,000	2,754,260

5.75%, 12/06/2052(b)	2,322,000	2,362,315

Becton, Dickinson and Co., 4.69%, 02/13/2028	3,199,000	3,128,740

Teleflex, Inc., 4.63%, 11/15/2027	385,000	363,479

		8,608,794

Health Care Facilities–0.08%
Tenet Healthcare Corp., 6.13%, 06/15/2030(b)	3,790,000	3,615,309

	Principal Amount	Value

Health Care REITs–0.03%
Omega Healthcare Investors, Inc.,
3.38%, 02/01/2031	$514,000	$405,697

3.25%, 04/15/2033	512,000	366,494

Welltower OP LLC, 3.10%, 01/15/2030	600,000	513,196

		1,285,387

Health Care Services–0.29%
Piedmont Healthcare, Inc.,
Series 2032, 2.04%, 01/01/2032	3,347,000	2,635,773

Series 2042, 2.72%, 01/01/2042	3,229,000	2,235,886

2.86%, 01/01/2052	3,690,000	2,412,840

Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	9,831,000	5,855,895

		13,140,394

Health Care Supplies–0.01%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	624,000	520,650

Highways & Railtracks–0.02%
TransJamaican Highway Ltd. (Jamaica), 5.75%, 10/10/2036(b)	1,270,813	1,078,921

Home Improvement Retail–0.33%
Home Depot, Inc. (The), 4.95%, 09/15/2052(c)	2,244,000	2,157,632

Lowe’s Cos., Inc.,
5.00%, 04/15/2033(c)	8,258,000	7,953,011

5.80%, 09/15/2062	5,144,000	4,975,419

		15,086,062

Homebuilding–0.03%
M.D.C. Holdings, Inc.,
3.85%, 01/15/2030	637,000	531,245

3.97%, 08/06/2061	1,190,000	686,491

		1,217,736

Hotel & Resort REITs–0.02%
Host Hotels & Resorts L.P., Series F, 4.50%, 02/01/2026	620,000	598,163

Service Properties Trust, 4.95%, 02/15/2027(c)	565,000	487,668

		1,085,831

Hotels, Resorts & Cruise Lines–0.01%
Carnival Corp., 5.75%, 03/01/2027(b)	655,000	539,602

Housewares & Specialties–0.01%
Newell Brands, Inc., 6.38%, 09/15/2027	350,000	348,497

Hypermarkets & Super Centers–0.10%
Walmart, Inc.,
4.15%, 09/09/2032(c)	2,311,000	2,229,002

4.50%, 09/09/2052(c)	2,590,000	2,443,487

		4,672,489

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Independent Power Producers & Energy Traders–0.37%
AES Panama Generation Holdings S.R.L. (Panama), 4.38%, 05/31/2030(b)	$200,000	$174,994

Calpine Corp., 3.75%, 03/01/2031(b)(c)	5,201,000	4,227,586

Colbun S.A. (Chile), 3.95%, 10/11/2027(b)	200,000	186,100

Emirates SembCorp Water & Power Co. PJSC (United Arab Emirates), 4.45%, 08/01/2035(b)	200,000	192,750

EnfraGen Energia Sur S.A./EnfraGen Spain S.A./Prime Energia S.p.A. (Colombia),
5.38%, 12/30/2030(b)	650,000	416,202

5.38%, 12/30/2030(b)	11,848,000	7,586,393

Vistra Corp., 7.00%(b)(d)(e)	4,491,000	4,205,440

		16,989,465

Industrial Conglomerates–0.35%
Alfa S.A.B. de C.V. (Mexico), 5.25%, 03/25/2024(b)	302,000	302,006

Bidvest Group UK PLC (The) (South Africa), 3.63%, 09/23/2026(b)	5,946,000	5,321,908

Honeywell International, Inc., 5.00%, 02/15/2033(c)	10,259,000	10,374,498

		15,998,412

Industrial Machinery–0.02%
Flowserve Corp., 2.80%, 01/15/2032	782,000	602,821

HTA Group Ltd. (Tanzania), 7.00%, 12/18/2025(b)	200,000	190,660

		793,481

Industrial REITs–0.13%
Cibanco S.A. Ibm/PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	200,000	185,700

Prologis L.P., 4.63%, 01/15/2033(c)	6,010,000	5,822,183

		6,007,883

Insurance Brokers–0.37%
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	2,983,000	2,983,882

Arthur J. Gallagher & Co.,
5.50%, 03/02/2033	4,505,000	4,505,953

5.75%, 03/02/2053	7,507,000	7,478,072

Marsh & McLennan Cos., Inc., 6.25%, 11/01/2052	1,687,000	1,875,326

		16,843,233

Integrated Oil & Gas–0.74%
BP Capital Markets America, Inc.,
4.81%, 02/13/2033(c)	10,161,000	9,984,922

3.06%, 06/17/2041	513,000	380,027

BP Capital Markets PLC (United Kingdom), 4.38%(d)(e)	749,000	715,963

Ecopetrol S.A. (Colombia), 4.63%, 11/02/2031	136,000	101,524

	Principal
	Amount	Value

Integrated Oil & Gas–(continued)
Gray Oak Pipeline LLC, 2.60%, 10/15/2025(b)	$648,000	$586,731

Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029(c)	11,641,000	10,950,043

5.95%, 01/28/2031	400,000	306,891

6.70%, 02/16/2032	7,361,000	5,858,519

10.00%, 02/07/2033(b)	4,260,000	4,108,344

Qatar Energy (Qatar), 3.13%, 07/12/2041(b)	200,000	152,480

SA Global Sukuk Ltd. (Saudi Arabia), 0.95%, 06/17/2024(b)	200,000	189,089

Saudi Arabian Oil Co. (Saudi Arabia), 3.50%, 04/16/2029(b)	200,000	183,036

Shell International Finance B.V. (Netherlands), 3.00%, 11/26/2051	708,000	490,686

		34,008,255

Integrated Telecommunication Services–0.42%
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(d)	10,020,000	8,824,013

IHS Holding Ltd. (Nigeria),
5.63%, 11/29/2026(b)	4,630,000	3,967,910

6.25%, 11/29/2028(b)	3,440,000	2,833,700

Sitios Latinoamerica S.A.B. de C.V. (Mexico), 5.38%, 04/04/2032(b)(c)	4,137,000	3,663,313

		19,288,936

Interactive Home Entertainment–0.10%
Roblox Corp., 3.88%, 05/01/2030(b)(c)	5,880,000	4,839,299

Interactive Media & Services–0.32%
Baidu, Inc. (China), 4.13%, 06/30/2025	200,000	193,140

Globo Comunicacao e Participacoes S.A. (Brazil), 5.50%, 01/14/2032(b)	300,000	245,192

Match Group Holdings II LLC,
5.63%, 02/15/2029(b)	5,956,000	5,492,549

3.63%, 10/01/2031(b)	120,000	94,008

Meta Platforms, Inc.,
3.85%, 08/15/2032(c)	1,607,000	1,444,736

4.45%, 08/15/2052	3,578,000	2,969,471

4.65%, 08/15/2062	4,575,000	3,804,774

Telecomunicaciones Digitales S.A. (Panama), 4.50%, 01/30/2030(b)	200,000	163,189

Weibo Corp. (China), 3.38%, 07/08/2030	200,000	160,844

		14,567,903

Internet & Direct Marketing Retail–0.12%
Alibaba Group Holding Ltd. (China),
4.00%, 12/06/2037	400,000	331,418

4.20%, 12/06/2047	600,000	468,744

Prosus N.V. (China),
3.26%, 01/19/2027(b)	4,761,000	4,237,118

3.06%, 07/13/2031(b)	200,000	153,649

4.19%, 01/19/2032(b)	200,000	164,586

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Internet & Direct Marketing Retail–(continued)
QVC, Inc., 5.45%, 08/15/2034	$180,000	$89,907

		5,445,422

Internet Services & Infrastructure–0.09%
Twilio, Inc.,
3.63%, 03/15/2029	2,933,000	2,466,773

3.88%, 03/15/2031(c)	2,091,000	1,714,254

		4,181,027

Investment Banking & Brokerage–0.96%
Brookfield Finance I UK PLC/Brookfield Finance, Inc. (Canada), 2.34%, 01/30/2032	454,000	355,813

Brookfield Finance, Inc. (Canada), 2.72%, 04/15/2031	507,000	413,475

Charles Schwab Corp. (The),
5.63% (SOFR + 1.05%), 03/03/2027(g)	2,538,000	2,543,685

2.90%, 03/03/2032(c)	538,000	455,466

Series G, 5.38%(c)(d)(e)	578,000	572,220

Series K, 5.00%(d)(e)	2,527,000	2,381,697

Goldman Sachs Group, Inc. (The),
4.94% (SOFR + 0.58%), 03/08/2024(g)	1,972,000	1,972,228

5.24% (SOFR + 0.70%), 01/24/2025(g)	1,799,000	1,796,751

5.16% (SOFR + 0.79%), 12/09/2026(g)	3,489,000	3,426,227

5.18% (SOFR + 0.81%), 03/09/2027(g)	2,894,000	2,855,904

5.46% (SOFR + 0.92%), 10/21/2027(g)	1,222,000	1,199,564

5.70% (SOFR + 1.12%), 02/24/2028(g)	920,000	912,731

3.62%, 03/15/2028(d)	1,160,000	1,077,133

4.48%, 08/23/2028(c)(d)	1,617,000	1,550,578

2.62%, 04/22/2032(d)	566,000	454,861

2.65%, 10/21/2032(d)	482,000	384,591

Series T, 3.80%(d)(e)	378,000	324,887

Series V, 4.13%(c)(d)(e)	4,136,000	3,556,960

JAB Holdings B.V. (Austria), 4.50%, 04/08/2052(b)	5,665,000	4,144,247

Jefferies Financial Group, Inc., 4.15%, 01/23/2030	335,000	303,075

Morgan Stanley,
5.18% (SOFR + 0.63%), 01/24/2025(g)	1,241,000	1,238,596

5.12%, 02/01/2029(c)(d)	3,241,000	3,183,954

5.95%, 01/19/2038(d)	2,605,000	2,547,179

National Securities Clearing Corp., 5.10%, 11/21/2027(b)	6,483,000	6,477,682

		44,129,504

IT Consulting & Other Services–0.01%
DXC Technology Co., 2.38%, 09/15/2028	514,000	430,691

Leisure Products–0.08%
Brunswick Corp., 5.10%, 04/01/2052	5,380,000	3,917,357

	Principal
	Amount	Value

Life & Health Insurance–2.36%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027	$1,375,000	$1,350,679

Athene Global Funding, 1.45%, 01/08/2026(b)(c)	447,000	393,076

Athene Holding Ltd.,
4.13%, 01/12/2028(c)	850,000	795,877

6.15%, 04/03/2030	695,000	702,726

Delaware Life Global Funding,
Series 22-1, 3.31%, 03/10/2025(b)	11,863,000	11,083,126

Series 21-1, 2.66%, 06/29/2026(b)	31,380,000	27,965,856

F&G Annuities & Life, Inc., 7.40%, 01/13/2028(b)	5,743,000	5,749,261

GA Global Funding Trust, 2.90%, 01/06/2032(b)	2,010,000	1,592,663

Lincoln National Corp., Series C, 9.25%(c)(d)(e)	3,229,000	3,537,046

MAG Mutual Holding Co., 4.75%, 04/30/2041(h)	27,101,000	23,296,530

MetLife, Inc.,
5.00%, 07/15/2052	1,312,000	1,259,022

5.25%, 01/15/2054	8,536,000	8,366,496

Series D, 5.88%(d)(e)	200,000	193,540

New York Life Global Funding, 4.55%, 01/28/2033(b)	6,628,000	6,386,360

Pacific Life Global Funding II,
5.28% (SOFR + 0.80%), 03/30/2025(b)(g)	7,760,000	7,747,017

5.20% (SOFR + 0.62%), 06/04/2026(b)(g)	2,471,000	2,407,712

Prudential Financial, Inc.,
5.63%, 06/15/2043(d)	600,000	598,110

6.00%, 09/01/2052(c)(d)	4,049,000	3,905,921

Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	1,500,000	1,268,448

		108,599,466

Life Sciences Tools & Services–0.00%
Auna S.A.A. (Peru), 6.50%, 11/20/2025(b)	200,000	166,055

Managed Health Care–0.73%
Centene Corp., 2.50%, 03/01/2031	2,398,000	1,871,675

Kaiser Foundation Hospitals,
Series 2021, 2.81%, 06/01/2041	7,405,000	5,438,118

3.00%, 06/01/2051	7,725,000	5,378,903

UnitedHealth Group, Inc.,
3.70%, 05/15/2027(c)	651,000	621,304

5.25%, 02/15/2028(c)	4,797,000	4,864,684

5.30%, 02/15/2030(c)	8,155,000	8,279,808

5.35%, 02/15/2033(c)	7,012,000	7,177,987

		33,632,479

Marine Ports & Services–0.00%
DP World Ltd. (United Arab Emirates), 6.85%, 07/02/2037(b)	200,000	223,171

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Movies & Entertainment–0.26%
Walt Disney Co. (The), 6.55%, 03/15/2033	$59,000	$65,253

Warnermedia Holdings, Inc.,
4.28%, 03/15/2032(b)(c)	590,000	509,671

5.05%, 03/15/2042(b)	5,139,000	4,166,968

5.14%, 03/15/2052(b)	3,637,000	2,853,452

5.39%, 03/15/2062(b)	5,634,000	4,399,529

		11,994,873

Multi-line Insurance–0.06%
Allianz SE (Germany), 3.20%(b)(d)(e)	1,319,000	995,428

Massachusetts Mutual Life Insurance Co., 5.67%, 12/01/2052(b)	1,680,000	1,702,098

		2,697,526

Multi-Sector Holdings–0.01%
SURA Asset Management S.A. (Colombia), 4.88%, 04/17/2024(b)	300,000	295,971

Multi-Utilities–0.36%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), 4.88%, 04/23/2030(b)	200,000	201,782

Ameren Illinois Co., 5.90%, 12/01/2052	1,777,000	1,932,436

Dominion Energy, Inc.,
Series C, 2.25%, 08/15/2031	787,000	622,874

5.38%, 11/15/2032(c)	7,628,000	7,493,326

WEC Energy Group, Inc.,
5.15%, 10/01/2027	3,463,000	3,447,357

4.75%, 01/15/2028	2,743,000	2,689,639

		16,387,414

Office REITs–0.44%
Alexandria Real Estate Equities, Inc.,
1.88%, 02/01/2033(c)	667,000	495,282

2.95%, 03/15/2034	206,000	166,115

4.75%, 04/15/2035	1,219,000	1,154,050

5.15%, 04/15/2053	3,269,000	3,038,587

Boston Properties L.P.,
2.90%, 03/15/2030	2,713,000	2,230,271

3.25%, 01/30/2031	1,700,000	1,420,584

2.55%, 04/01/2032(c)	3,400,000	2,603,862

2.45%, 10/01/2033(c)	3,409,000	2,493,154

Brandywine Operating Partnership L.P., 7.55%, 03/15/2028	6,032,000	5,919,569

Highwoods Realty L.P., 2.60%, 02/01/2031	206,000	153,392

Office Properties Income Trust,

4.50%, 02/01/2025	330,000	303,813

2.40%, 02/01/2027	459,000	339,500

		20,318,179

Oil & Gas Equipment & Services–0.17%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	3,963,000	3,914,810

	Principal
	Amount	Value

Oil & Gas Equipment & Services–(continued)
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(b)	$5,848,000	$3,794,329

		7,709,139

Oil & Gas Exploration & Production–0.87%
Apache Corp., 7.75%, 12/15/2029	3,786,000	3,921,836

Diamondback Energy, Inc., 6.25%, 03/15/2053(c)	9,071,000	8,929,106

EQT Corp., 5.70%, 04/01/2028	1,850,000	1,820,186

Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates), 2.94%, 09/30/2040(b)	9,287,387	7,343,692

Genesis Energy L.P./Genesis Energy Finance Corp., 8.88%, 04/15/2030	2,485,000	2,500,051

Gran Tierra Energy, Inc. (Colombia), 7.75%, 05/23/2027(b)	400,000	327,102

Murphy Oil Corp., 6.38%, 07/15/2028(c)	4,384,000	4,236,351

PT Pertamina (Persero) (Indonesia),
4.30%, 05/20/2023(b)	200,000	199,500

3.10%, 08/27/2030(b)	200,000	172,004

Sinopec Group Overseas Development (2018) Ltd. (China), 2.95%, 08/08/2029(b)	200,000	179,694

Tengizchevroil Finance Co. International Ltd. (Kazakhstan), 4.00%, 08/15/2026(b)	200,000	176,910

Transocean Titan Financing Ltd., 8.38%, 02/01/2028(b)	4,013,000	4,099,681

Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	7,487,000	6,242,286

		40,148,399

Oil & Gas Refining & Marketing–0.00%
Puma International Financing S.A. (Singapore), 5.00%, 01/24/2026(b)	200,000	182,250

Oil & Gas Storage & Transportation–1.75%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates), 3.65%, 11/02/2029(b)	200,000	183,296

Boardwalk Pipelines L.P., 3.60%, 09/01/2032	537,000	451,315

El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	1,099,000	1,253,505

Enbridge, Inc. (Canada),
7.38%, 01/15/2083(c)(d)	5,400,000	5,356,800
7.63%, 01/15/2083(c)(d)	4,092,000	4,168,725

Energy Transfer L.P.,
5.55%, 02/15/2028	1,204,000	1,200,484

5.75%, 02/15/2033	2,897,000	2,853,864

Enterprise Products Operating LLC, 5.35%, 01/31/2033	488,000	488,036

GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
6.13%, 02/23/2038(b)	4,010,000	4,005,897

6.51%, 02/23/2042(b)	5,385,000	5,496,738

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation–(continued)
Kinder Morgan, Inc.,
7.75%, 01/15/2032	$680,000	$759,622

4.80%, 02/01/2033	3,804,000	3,528,249

5.20%, 06/01/2033	7,201,000	6,861,862

5.45%, 08/01/2052	5,970,000	5,338,736

MPLX L.P.,
4.00%, 03/15/2028	560,000	524,646

5.00%, 03/01/2033	4,379,000	4,111,601

4.95%, 03/14/2052	3,337,000	2,779,187

5.65%, 03/01/2053	1,637,000	1,509,031

NGPL PipeCo LLC, 7.77%, 12/15/2037(b)	1,304,000	1,412,301

ONEOK, Inc.,
6.35%, 01/15/2031	495,000	507,620

6.10%, 11/15/2032(c)	2,232,000	2,245,910

Sabine Pass Liquefaction LLC, 5.90%, 09/15/2037(b)	3,826,000	3,829,377

Targa Resources Corp.,
5.20%, 07/01/2027	3,110,000	3,059,902

6.25%, 07/01/2052	2,856,000	2,729,601

TMS ISSUER S.a.r.l. (Saudi Arabia), 5.78%, 08/23/2032(b)	2,210,000	2,251,062

Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033(b)	4,447,000	3,630,753

Williams Cos., Inc. (The),
2.60%, 03/15/2031	1,740,000	1,412,956

4.65%, 08/15/2032(c)	527,000	491,349

5.65%, 03/15/2033	7,868,000	7,869,252

		80,311,677

Other Diversified Financial Services–0.69%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	223,000	190,095

Arab Petroleum Investments Corp. (Supranational), 4.13%, 09/18/2023(b)	200,000	198,601

Avolon Holdings Funding Ltd. (Ireland), 2.75%, 02/21/2028(b)	725,000	605,818

Blackstone Holdings Finance Co. LLC, 1.60%, 03/30/2031(b)	189,000	139,595

Corebridge Financial, Inc., 6.88%, 12/15/2052(b)(d)	5,144,000	5,093,525

Georgia Capital JSC (Georgia), 6.13%, 03/09/2024(b)	226,000	221,480

Jackson Financial, Inc.,
5.17%, 06/08/2027(c)	1,842,000	1,825,101

5.67%, 06/08/2032(c)	548,000	536,025

OPEC Fund for International Development (The) (Supranational), 4.50%, 01/26/2026(b)	9,425,000	9,293,460

Pershing Square Holdings Ltd.,
3.25%, 11/15/2030(b)	8,600,000	6,709,763

3.25%, 10/01/2031(b)	8,800,000	6,668,332

	Principal
	Amount	Value

Other Diversified Financial Services–(continued)
Peru Enhanced Pass-Through Finance Ltd. (Peru), Class A-2, 0.00%, 06/02/2025(b)(f)	$63,365	$58,761

		31,540,556

Packaged Foods & Meats–0.38%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.,
3.75%, 12/01/2031(b)	49,000	39,322

3.63%, 01/15/2032(b)(c)	2,837,000	2,275,331

Minerva Luxembourg S.A. (Brazil), 4.38%, 03/18/2031(b)	19,316,000	15,184,834

		17,499,487

Paper Packaging–0.01%
Berry Global, Inc., 1.65%, 01/15/2027	558,000	479,227

Paper Products–0.01%
Suzano Austria GmbH (Brazil),
2.50%, 09/15/2028	48,000	40,188

7.00%, 03/16/2047(b)	205,000	205,162

		245,350

Pharmaceuticals–0.49%
Eli Lilly and Co.,
4.70%, 02/27/2033(c)	5,977,000	5,947,948

4.88%, 02/27/2053	5,757,000	5,751,850

4.95%, 02/27/2063	6,714,000	6,680,562

Mayo Clinic, Series 2021, 3.20%, 11/15/2061	3,294,000	2,240,277

Royalty Pharma PLC, 2.20%, 09/02/2030	196,000	153,846

Zoetis, Inc., 5.40%, 11/14/2025	1,851,000	1,862,921

		22,637,404

Precious Metals & Minerals–0.00%
ALROSA Finance S.A. (Russia), 4.65%, 04/09/2024(b)(h)(i)	200,000	0

Property & Casualty Insurance–0.08%
Fairfax Financial Holdings Ltd. (Canada), 4.63%, 04/29/2030	700,000	643,813

Liberty Mutual Group, Inc., 5.50%, 06/15/2052(b)	2,888,000	2,711,136

Progressive Corp. (The), 2.50%, 03/15/2027	330,000	300,858

		3,655,807

Railroads–0.51%
Autoridad del Canal de Panama (Panama), 4.95%, 07/29/2035(b)	300,000	281,912

CSX Corp., 4.50%, 11/15/2052	3,774,000	3,279,970

Empresa de los Ferrocarriles del Estado (Chile), 3.83%, 09/14/2061(b)	5,060,000	3,442,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Core Plus Bond Fund

	Principal Amount	Value

Railroads–(continued)
Union Pacific Corp.,
4.50%, 01/20/2033	$4,775,000	$4,599,643

4.95%, 09/09/2052(c)	6,054,000	5,846,718

5.15%, 01/20/2063	6,195,000	5,967,316

		23,418,108

Real Estate Development–0.29%
Agile Group Holdings Ltd. (China),
5.75%, 01/02/2025(b)	390,000	240,921

5.50%, 04/21/2025(b)	4,142,000	2,498,412

6.05%, 10/13/2025(b)	3,169,000	1,774,342

5.50%, 05/17/2026(b)	786,000	416,282

Arabian Centres Sukuk II Ltd. (Saudi Arabia), 5.63%, 10/07/2026(b)	200,000	185,704

Country Garden Holdings Co. Ltd. (China), 5.40%, 05/27/2025(b)	935,000	664,946

Essential Properties L.P., 2.95%, 07/15/2031	1,330,000	991,585

Greentown China Holdings Ltd. (China), 4.70%, 04/29/2025(b)	1,856,000	1,730,720

Logan Group Co. Ltd. (China),
4.25%, 07/12/2025(b)	2,055,000	585,735

4.50%, 01/13/2028(b)	1,750,000	502,731

Sino-Ocean Land Treasure Finance I Ltd. (China), 6.00%, 07/30/2024(b)	2,770,000	2,357,684

Sino-Ocean Land Treasure IV Ltd. (China), 3.25%, 05/05/2026(b)	2,025,000	1,479,400

		13,428,462

Regional Banks–1.99%
Banco Internacional del Peru S.A.A. Interbank (Peru), 3.25%, 10/04/2026(b)	400,000	365,548

Citizens Financial Group, Inc.,
5.64%, 05/21/2037(d)	3,881,000	3,656,926

Series G, 4.00%(d)(e)	6,015,000	5,077,615

Fifth Third Bancorp,
6.36%, 10/27/2028(d)	3,878,000	3,997,153

4.77%, 07/28/2030(d)	4,167,000	3,997,011

4.34%, 04/25/2033(d)	1,488,000	1,377,441

Huntington Bancshares, Inc.,
4.44%, 08/04/2028(d)	1,210,000	1,156,562

2.49%, 08/15/2036(d)	616,000	453,849

KeyCorp, 4.79%, 06/01/2033(c)(d)	1,510,000	1,416,496

M&T Bank Corp., 5.05%, 01/27/2034(d)	4,873,000	4,653,003

PNC Financial Services Group, Inc. (The),
4.63%, 06/06/2033(c)(d)	5,446,000	5,062,098

6.04%, 10/28/2033(d)	4,645,000	4,830,744

5.07%, 01/24/2034(c)(d)	5,400,000	5,225,316

Series V, 6.20%(c)(d)(e)	6,751,000	6,666,613

Series W, 6.25%(d)(e)	10,250,000	9,942,500

SVB Financial Group,
1.80%, 02/02/2031(c)	838,000	622,857

Series D, 4.25%(d)(e)	11,954,000	8,488,772

Series E, 4.70%(d)(e)	7,466,000	5,183,113

	Principal Amount	Value

Regional Banks–(continued)
Truist Financial Corp.,
4.12%, 06/06/2028(c)(d)	$1,549,000	$1,482,071

4.87%, 01/26/2029(c)(d)	5,248,000	5,153,506

4.92%, 07/28/2033(d)	8,434,000	7,967,823

6.12%, 10/28/2033(c)(d)	4,577,000	4,801,537

		91,578,554

Reinsurance–0.24%
Global Atlantic Fin Co.,
4.40%, 10/15/2029(b)	1,640,000	1,415,306

3.13%, 06/15/2031(b)	308,000	240,338

4.70%, 10/15/2051(b)(d)	11,381,000	9,628,383

		11,284,027

Renewable Electricity–0.04%
Adani Green Energy Ltd. (India), 4.38%, 09/08/2024(b)	200,000	162,417

Empresa Electrica Cochrane S.p.A. (Chile), 5.50%, 05/14/2027(b)	132,720	124,917

ENN Clean Energy International Investment Ltd. (China), 3.38%, 05/12/2026(b)	200,000	180,016

NSTAR Electric Co., 4.55%, 06/01/2052	1,677,000	1,515,950

		1,983,300

Residential REITs–0.06%
American Homes 4 Rent L.P., 3.63%, 04/15/2032(c)	713,000	603,108

AvalonBay Communities, Inc., 5.00%, 02/15/2033	1,536,000	1,530,017

Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	236,000	195,364

Spirit Realty L.P., 2.70%, 02/15/2032	787,000	602,621

		2,931,110

Restaurants–0.37%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	5,091,000	4,210,053

Arcos Dorados B.V. (Brazil), 6.13%, 05/27/2029(b)	7,783,000	7,436,657

McDonald’s Corp., 5.15%, 09/09/2052	5,469,000	5,250,466

		16,897,176

Retail REITs–0.12%
Agree L.P., 2.60%, 06/15/2033	921,000	704,613

Kimco Realty OP LLC, 2.25%, 12/01/2031	265,000	206,007

Kite Realty Group Trust, 4.75%, 09/15/2030	432,000	387,558

Realty Income Corp.,
4.85%, 03/15/2030	1,339,000	1,300,062

5.63%, 10/13/2032	3,092,000	3,155,568

		5,753,808

Semiconductor Equipment–0.11%
Entegris Escrow Corp., 5.95%, 06/15/2030(b)	5,071,000	4,722,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Core Plus Bond Fund

	Principal Amount	Value

Semiconductor Equipment–(continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 3.40%, 05/01/2030	$601,000	$520,456

		5,243,245

Semiconductors–0.06%
Broadcom, Inc.,
2.45%, 02/15/2031(b)	1,158,000	918,211

3.19%, 11/15/2036(b)	305,000	221,015

Marvell Technology, Inc., 2.95%, 04/15/2031	487,000	392,136

Micron Technology, Inc., 4.19%, 02/15/2027	634,000	600,513

SK hynix, Inc. (South Korea), 6.38%, 01/17/2028(b)	600,000	591,036

Skyworks Solutions, Inc., 3.00%, 06/01/2031	279,000	225,788

		2,948,699

Soft Drinks–0.25%
Coca-Cola Icecek A.S. (Turkey), 4.50%, 01/20/2029(b)	13,172,000	11,408,533

Sovereign Debt–2.43%
Airport Authority (Hong Kong),
4.88%, 01/12/2033(b)	5,099,000	5,131,962

3.25%, 01/12/2052(b)	9,128,000	6,862,989

Bahamas Government International Bond (Bahamas), 9.00%, 06/16/2029(b)	3,669,000	3,348,561

Bermuda Government International Bond (Bermuda), 5.00%, 07/15/2032(b)	4,962,000	4,836,882

Colombia Government International Bond (Colombia),
3.25%, 04/22/2032	200,000	142,268

8.00%, 04/20/2033	5,622,000	5,560,710

7.50%, 02/02/2034	3,455,000	3,280,517

Dominican Republic International Bond (Dominican Republic),
4.50%, 01/30/2030(b)	200,000	172,488

7.05%, 02/03/2031(b)	2,790,000	2,792,260

5.30%, 01/21/2041(b)	3,823,000	3,004,525

Egypt Government International Bond (Egypt),
5.25%, 10/06/2025(b)	4,150,000	3,598,843

5.88%, 02/16/2031(b)	4,099,000	2,743,457

7.50%, 02/16/2061(b)	4,276,000	2,512,727

Ghana Government International Bond (Ghana), 7.75%, 04/07/2029(b)	4,937,000	1,873,838

Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	76,000	75,966

Indonesia Government International Bond (Indonesia),
4.55%, 01/11/2028	7,250,000	7,130,843

4.75%, 02/11/2029	200,000	199,303

Israel Government International Bond (Israel), 4.50%, 01/17/2033	6,761,000	6,552,910

	Principal Amount	Value

Sovereign Debt–(continued)
KSA Sukuk Ltd. (Saudi Arabia), 3.63%, 04/20/2027(b)	$200,000	$191,685

Mexico Government International Bond (Mexico),
4.50%, 04/22/2029	200,000	190,361

4.88%, 05/19/2033	200,000	186,031

6.35%, 02/09/2035	3,380,000	3,476,275

4.40%, 02/12/2052	5,881,000	4,475,004

Oman Government International Bond (Oman),
6.00%, 08/01/2029(b)	200,000	200,768

6.25%, 01/25/2031(b)	3,290,000	3,334,895

Panama Government International Bond (Panama), 6.40%, 02/14/2035(c)	500,000	516,847

Perusahaan Penerbit SBSN Indonesia III (Indonesia), 3.55%, 06/09/2051(b)	7,104,000	5,351,042

Philippine Government International Bond (Philippines), 5.50%, 01/17/2048	2,231,000	2,265,756

Qatar Government International Bond (Qatar), 4.00%, 03/14/2029(b)	329,000	319,436

Republic of Poland Government International Bond (Poland), 5.75%, 11/16/2032	310,000	325,586

Republic of South Africa Government International Bond (South Africa), 5.75%, 09/30/2049	200,000	146,415

Romanian Government International Bond (Romania),
5.25%, 11/25/2027(b)	300,000	290,997

6.63%, 02/17/2028(b)	5,030,000	5,148,834

3.63%, 03/27/2032(b)	300,000	248,262

7.13%, 01/17/2033(b)	6,774,000	7,111,210

7.63%, 01/17/2053(b)	500,000	541,488

Saudi Government International Bond (Saudi Arabia),
4.75%, 01/18/2028(b)(c)	3,550,000	3,515,533

4.38%, 04/16/2029(b)	415,000	405,738

5.50%, 10/25/2032(b)	600,000	625,974

4.88%, 07/18/2033(b)	6,326,000	6,235,696

5.00%, 01/18/2053(b)	7,020,000	6,423,300

Serbia International Bond (Serbia), 6.50%, 09/26/2033(b)	300,000	292,444

		111,640,626

Specialized Consumer Services–0.05%
Ashtead Capital, Inc. (United Kingdom), 5.55%, 05/30/2033(b)(c)	2,577,000	2,472,147

Specialized Finance–0.57%
Blackstone Private Credit Fund,
1.75%, 09/15/2024	61,000	56,873

7.05%, 09/29/2025(b)	3,153,000	3,166,290

2.63%, 12/15/2026	449,000	381,678

3.25%, 03/15/2027	793,000	683,462

India Airport Infra (India), 6.25%, 10/25/2025(b)	400,000	381,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Core Plus Bond Fund

	Principal Amount	Value

Specialized Finance–(continued)
IP Lending VII Ltd. (Bermuda), Series 2022-7A, Class SNR, 8.00%, 10/11/2027(b)(h)	$15,459,000	$15,459,000

Mitsubishi HC Capital, Inc. (Japan), 3.64%, 04/13/2025(b)	2,129,000	2,035,920

National Rural Utilities Cooperative Finance Corp.,
2.75%, 04/15/2032(c)	536,000	441,993

5.80%, 01/15/2033	3,383,000	3,486,151

		26,093,147

Specialized REITs–0.17%
American Tower Corp.,
2.70%, 04/15/2031	1,001,000	812,035

4.05%, 03/15/2032(c)	717,000	639,068

EPR Properties,
4.75%, 12/15/2026	910,000	832,065

3.60%, 11/15/2031	527,000	397,119

Extra Space Storage L.P.,
3.90%, 04/01/2029	99,000	89,883

2.55%, 06/01/2031	382,000	304,225

2.35%, 03/15/2032	296,000	226,989

Life Storage L.P., 2.40%, 10/15/2031(c)	482,000	381,930

SBA Communications Corp., 3.13%, 02/01/2029	4,807,000	3,973,466

		7,656,780

Specialty Chemicals–0.68%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)(c)	7,775,000	6,010,639

6.99%, 02/20/2032(b)	5,888,000	4,106,232

OCP S.A. (Morocco), 3.75%, 06/23/2031(b)	200,000	160,980

Sasol Financing USA LLC (South Africa),
4.38%, 09/18/2026(c)	9,653,000	8,684,129

6.50%, 09/27/2028	300,000	280,353

5.50%, 03/18/2031(c)	14,272,000	11,918,333

		31,160,666

Specialty Stores–0.00%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)	600,000	107,220

Steel–0.09%
POSCO (South Korea),
4.00%, 08/01/2023(b)	228,000	226,574

5.75%, 01/17/2028(b)	3,669,000	3,712,857

		3,939,431

Systems Software–0.72%
Oracle Corp.,
6.25%, 11/09/2032(c)	14,745,000	15,356,722

4.90%, 02/06/2033	7,731,000	7,306,416

6.90%, 11/09/2052	6,093,000	6,586,620

5.55%, 02/06/2053	4,002,000	3,670,032

VMware, Inc., 2.20%, 08/15/2031	297,000	225,382

		33,145,172

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–0.03%
Apple, Inc., 3.35%, 08/08/2032(c)	$1,339,000	$1,207,998

Lenovo Group Ltd. (China), 6.54%, 07/27/2032(b)	400,000	389,923

		1,597,921

Thrifts & Mortgage Finance–0.01%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)(c)	531,000	458,755

Tobacco–0.82%
BAT Capital Corp. (United Kingdom), 2.73%, 03/25/2031	357,000	278,932

Philip Morris International, Inc.,
5.00%, 11/17/2025	2,655,000	2,640,509

5.13%, 11/17/2027	7,887,000	7,855,014

4.88%, 02/15/2028	5,741,000	5,623,132

5.63%, 11/17/2029(c)	1,136,000	1,151,752

5.13%, 02/15/2030	7,538,000	7,382,386

5.75%, 11/17/2032(c)	4,268,000	4,320,955

5.38%, 02/15/2033	8,851,000	8,708,468

		37,961,148

Trading Companies & Distributors–0.41%
AerCap Global Aviation Trust (Ireland), 6.50%, 06/15/2045(b)(d)	8,778,000	8,478,923

Air Lease Corp.,
3.63%, 12/01/2027	340,000	309,402

5.85%, 12/15/2027(c)	4,247,000	4,230,521

5.30%, 02/01/2028(c)	2,824,000	2,746,177

GATX Corp., 4.90%, 03/15/2033(c)	3,344,000	3,151,863

		18,916,886

Trucking–0.31%
Penske Truck Leasing Co. L.P./PTL Finance Corp., 5.70%, 02/01/2028(b)(c)	3,493,000	3,492,172

Ryder System, Inc., 4.30%, 06/15/2027	826,000	794,097

Triton Container International Ltd. (Bermuda),
2.05%, 04/15/2026(b)	5,299,000	4,637,233

3.15%, 06/15/2031(b)	6,768,000	5,296,173

		14,219,675

Wireless Telecommunication Services–0.90%
Axiata SPV2 Bhd. (Malaysia), 4.36%, 03/24/2026(b)	200,000	194,118

Bharti Airtel Ltd. (India),
4.38%, 06/10/2025(b)	200,000	194,096

3.25%, 06/03/2031(b)	200,000	168,807

Liquid Telecommunications Financing PLC (South Africa), 5.50%, 09/04/2026(b)	200,000	141,578

Oztel Holdings SPC Ltd. (Oman), 5.63%, 10/24/2023(b)	200,000	199,881

Rogers Communications, Inc. (Canada), 4.55%, 03/15/2052(b)	3,510,000	2,802,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Core Plus Bond Fund

	Principal Amount	Value

Wireless Telecommunication Services–(continued)
SixSigma Networks Mexico S.A.de C.V. (Mexico), 7.50%, 05/02/2025(b)	$325,000	$296,261

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
4.74%, 03/20/2025(b)	2,853,000	2,820,882

5.15%, 03/20/2028(b)	5,592,000	5,531,978

T-Mobile USA, Inc.,
2.25%, 02/15/2026	661,000	601,880

2.63%, 04/15/2026	769,000	705,287

5.05%, 07/15/2033	6,570,000	6,334,023

5.65%, 01/15/2053	7,812,000	7,667,275

VEON Holdings B.V. (Netherlands), 3.38%, 11/25/2027(b)	4,049,000	2,976,015

Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	1,818,000	1,728,797

4.13%, 06/04/2081(d)	5,448,000	4,328,654

5.13%, 06/04/2081(d)	6,245,000	4,673,321

Xiaomi Best Time International Ltd. (China), 4.10%, 07/14/2051(b)	400,000	257,535

		41,623,079

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,288,862,763)		2,117,382,091

Asset-Backed Securities–27.42%
Adjustable Rate Mortgage Trust,
Series 2004-2, Class 6A1, 0.71%, 02/25/2035(j)	338,251	331,001

Series 2005-1, Class 4A1, 4.04%, 05/25/2035(j)	487,592	451,904

AMSR Trust, Series 2021-SFR3, Class B, 1.73%, 10/17/2038(b)	13,340,000	11,567,710

Angel Oak Mortgage Trust,
Series 2020-1, Class A1, 2.16%, 12/25/2059(b)(j)	1,100,876	1,038,649

Series 2020-3, Class A1, 1.69%, 04/25/2065(b)(j)	4,116,558	3,780,985

Series 2020-5, Class A1, 1.37%, 05/25/2065(b)(j)	2,431,755	2,217,734

Series 2021-3, Class A1, 1.07%, 05/25/2066(b)(j)	3,184,825	2,620,802

Series 2021-7, Class A1, 1.98%, 10/25/2066(b)(j)	7,703,228	6,292,331

Series 2022-1, Class A1, 2.88%, 12/25/2066(b)(k)	13,709,362	12,135,745

Avis Budget Rental Car Funding (AESOP) LLC,
Series 2022-1A, Class A, 3.83%, 08/21/2028(b)	20,133,000	18,818,957

Series 2022-1A, Class C, 4.84%, 08/21/2028(b)	5,417,000	5,085,191

Series 2023-1A, Class A, 5.25%, 04/20/2029(b)	3,919,000	3,886,138

Series 2023-2A, Class A, 5.20%, 10/20/2027(b)	2,475,000	2,444,657

Bain Capital Credit CLO Ltd., Series 2017-2A, Class AR2, 6.00% (3 mo. USD LIBOR + 1.18%), 07/25/2034(b)(g)	21,505,000	21,164,662

	Principal
	Amount	Value

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class AS, 3.99%, 09/15/2048(j)	$4,394,000	$4,133,011

Bayview MSR Opportunity Master Fund Trust,
Series 2021-4, Class A3, 3.00%, 10/25/2051(b)(j)	11,112,570	9,365,354

Series 2021-4, Class A4, 2.50%, 10/25/2051(b)(j)	11,111,712	9,018,309

Series 2021-4, Class A8, 2.50%, 10/25/2051(b)(j)	10,497,618	9,119,542

Series 2021-5, Class A1, 3.00%, 11/25/2051(b)(j)	11,787,915	9,992,639

Series 2021-5, Class A2, 2.50%, 11/25/2051(b)(j)	14,383,506	11,726,721

Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-6, Class 1A3, 3.86%, 08/25/2033(j)	37,615	35,555

Series 2004-10, Class 21A1, 3.98%, 01/25/2035(j)	263,525	238,358

Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)	149,530	142,363

Bear Stearns ALT-A Trust, Series 2004-11, Class 2A3, 4.17%, 11/25/2034(j)	219,069	216,279

Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.53%, 04/10/2051(j)	6,921,000	5,958,074

Series 2019-B14, Class A5, 3.05%, 12/15/2062	16,455,000	14,426,110

Series 2019-B14, Class C, 3.77%, 12/15/2062(j)	14,875,350	11,641,357

Series 2019-B15, Class B, 3.56%, 12/15/2072	12,220,000	10,273,262

BRAVO Residential Funding Trust, Series 2021-NQM2, Class A1, 0.97%, 03/25/2060(b)(j)	2,668,164	2,499,979

BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, 5.44% (1 mo. USD LIBOR + 0.85%), 11/15/2038(b)(g)	6,655,000	6,549,838

Series 2021-VOLT, Class C, 5.69% (1 mo. USD LIBOR + 1.10%), 09/15/2036(b)(g)	5,345,000	5,166,370

Series 2021-VOLT, Class D, 6.24% (1 mo. USD LIBOR + 1.65%), 09/15/2036(b)(g)	12,367,000	11,955,632

Series 2021-XL2, Class B, 5.59% (1 mo. USD LIBOR + 1.00%), 10/15/2038(b)(g)	4,355,561	4,227,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

BX Trust,
Series 2022-CLS, Class A, 5.76%, 10/13/2027(b)	$4,640,000	$4,519,824

Series 2022-LBA6, Class A, 5.56% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)(g)	10,965,000	10,786,840

Series 2022-LBA6, Class B, 5.86% (1 mo. Term SOFR + 1.30%), 01/15/2039(b)(g)	6,790,000	6,664,599

Series 2022-LBA6, Class C, 6.16% (1 mo. Term SOFR + 1.60%), 01/15/2039(b)(g)	3,630,000	3,545,989

Chase Home Lending Mortgage Trust, Series 2019-ATR2, Class A3, 3.50%, 07/25/2049(b)(j)	4,479,109	4,013,693

Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(j)	1,136,380	948,951

Series 2016-SH2, Class M2, 3.75%, 12/25/2045(b)(j)	4,400,707	3,832,348

Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(j)	2,182,757	1,884,506

CIFC Funding Ltd. (Cayman Islands),
Series 2014-5A, Class A1R2, 5.99% (3 mo. USD LIBOR + 1.20%), 10/17/2031(b)(g)	4,417,000	4,397,150

Series 2016-1A, Class ARR, 5.90% (3 mo. USD LIBOR + 1.08%), 10/21/2031(b)(g)	4,761,000	4,700,940

Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.26%, 04/10/2023(b)(j)	752,554	741,718

Series 2014-GC23, Class B, 4.18%, 07/10/2047(j)	2,816,000	2,693,638

Series 2015-GC27, Class A5, 3.14%, 02/10/2048	1,233,335	1,178,119

Citigroup Mortgage Loan Trust,
Series 2004-UST1, Class A4, 4.65%, 08/25/2034(j)	139,290	127,543

Series 2021-INV3, Class A3, 2.50%, 05/25/2051(b)(j)	11,238,372	9,121,107

COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(j)	336,821	331,781

Series 2021-5, Class A1, 1.73%, 11/26/2066(b)(j)	5,837,745	4,841,066

Series 2022-1, Class A1, 2.28%, 12/27/2066(b)(j)	8,266,103	7,231,203

Series 2022-2, Class A1, 2.99%, 02/25/2067(b)(k)	8,241,192	7,373,682

Series 2022-3, Class A1, 3.90%, 02/25/2067(b)(j)	11,293,890	10,472,103

COMM Mortgage Trust, Series 2015-CR25, Class B, 4.52%, 08/10/2048(j)	5,267,000	4,967,863

Commercial Mortgage Trust, Series 2013-SFS, Class A1, 1.87%, 04/12/2035(b)	16,805	16,732

Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-13, Class A10, 6.00%, 08/25/2037	187,421	99,564

	Principal
	Amount	Value

Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A1, 1.62%, 04/25/2065(b)(k)	$1,101,038	$1,078,722

Credit Suisse Mortgage Capital Trust, Series 2021-NQM1, Class A1, 0.81%, 05/25/2065(b)(j)	1,971,517	1,668,200

Series 2021-NQM2, Class A1, 1.18%, 02/25/2066(b)(j)	2,632,247	2,222,030

Series 2022-ATH1, Class A1A, 2.87%, 01/25/2067(b)(j)	11,043,353	10,125,327

Series 2022-ATH1, Class A1B, 3.35%, 01/25/2067(b)(j)	5,772,399	4,965,980

Series 2022-ATH2, Class A1, 4.55%, 05/25/2067(b)(j)	11,617,007	11,186,101

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3, 2.56%, 03/15/2053	22,374,000	18,695,958

CSFB Mortgage-Backed Pass-Through Ctfs., Series 2004-AR5, Class 3A1, 3.51%, 06/25/2034(j)	544,231	503,497

DB Master Finance LLC,
Series 2019-1A, Class A23, 4.35%, 05/20/2049(b)	9,852,650	9,200,246

Series 2019-1A, Class A2II, 4.02%, 05/20/2049(b)	10,407,525	9,823,103

Deutsche Mortgage Securities, Inc. Re-REMIC Trust Ctfs., Series 2007-WM1, Class A1, 3.47%, 06/27/2037(b)(j)	3,429,667	2,993,073

Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.67%, 10/25/2049(b)	18,781,140	16,743,908

Dryden 93 CLO Ltd., Series 2021-93A, Class A1A, 5.87% (3 mo. USD LIBOR + 1.08%), 01/15/2034(b)(g)	3,239,313	3,185,084

DT Auto Owner Trust, Series 2019-3A, Class D, 2.96%, 04/15/2025(b)	6,941,990	6,859,056

Ellington Financial Mortgage Trust,
Series 2019-2, Class A1, 2.74%, 11/25/2059(b)(j)	2,705,434	2,514,836

Series 2020-1, Class A1, 2.01%, 05/25/2065(b)(j)	527,787	512,132

Series 2021-1, Class A1, 0.80%, 02/25/2066(b)(j)	1,017,748	832,420

Series 2022-1, Class A1, 2.21%, 01/25/2067(b)(j)	7,814,111	6,665,931

Series 2022-3, Class A1, 5.00%, 08/25/2067(b)(k)	10,514,969	10,249,551

Extended Stay America Trust, Series 2021-ESH, Class B, 5.97% (1 mo. USD LIBOR + 1.38%), 07/15/2038(b)(g)	5,022,509	4,948,240

Flagstar Mortgage Trust,
Series 2021-11IN, Class A6, 3.70%, 11/25/2051(b)(j)	17,965,235	15,573,795

Series 2021-8INV, Class A6, 2.50%, 09/25/2051(b)(j)	3,856,218	3,348,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

GCAT Trust,
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	$1,574,551	$1,473,140

Series 2020-NQM2, Class A1, 1.56%, 04/25/2065(b)(k)	1,284,573	1,163,069

GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 3.24%, 04/19/2036(j)	385,616	294,263

GoldenTree Loan Management US CLO 1 Ltd., Series 2021-9A, Class A, 5.88% (3 mo. USD LIBOR + 1.07%), 01/20/2033(b)(g)	5,015,000	4,958,987

GoldenTree Loan Management US CLO 2 Ltd., Series 2017-2A, Class AR, 5.72% (3 mo. USD LIBOR + 0.91%), 11/20/2030(b)(g)	14,276,000	14,189,959

GoldenTree Loan Management US CLO 5 Ltd., Series 2019-5A, Class AR, 5.88% (3 mo. USD LIBOR + 1.07%), 10/20/2032(b)(g)	6,576,000	6,498,745

Golub Capital Partners CLO 35(B) Ltd., Series 2017- 35A, Class AR, 6.00% (3 mo. USD LIBOR + 1.19%), 07/20/2029(b)(g)	17,469,281	17,352,167

Golub Capital Partners CLO 40(A) Ltd., Series 2019- 40A, Class AR, 5.91% (3 mo. USD LIBOR + 1.09%), 01/25/2032(b)(g)	15,988,000	15,762,665

GS Mortgage Securities Corp. Trust, Series 2022-SHIP, Class A, 5.29% (1 mo. Term SOFR + 0.73%), 08/15/2036(b)(g)	4,830,000	4,794,737

GS Mortgage Securities Trust,
Series 2013-GC14, Class B, 4.72%, 08/10/2046(b)(j)	4,973,000	4,819,430

Series 2020-GC45, Class A5, 2.91%, 02/13/2053	8,325,000	7,216,527

Series 2020-GC47, Class A5, 2.38%, 05/12/2053	8,750,000	7,326,626

GS Mortgage-Backed Securities Trust, Series 2021-INV1, Class A6, 2.50%, 12/25/2051(b)(j)	9,436,616	8,167,885

GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 3.35%, 09/25/2035(j)	104,734	94,369

HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1C, 5.49% (1 mo. USD LIBOR + 0.90%), 06/20/2035(g)	13,839	12,423

Hertz Vehicle Financing III L.P.,
Series 2021-2A, Class A, 1.68%, 12/27/2027(b)	3,927,000	3,425,927

Series 2021-2A, Class B, 2.12%, 12/27/2027(b)	2,100,000	1,835,161

	Principal
	Amount	Value

Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/2025(b)	$2,917,000	$2,708,772

Series 2021-1A, Class B, 1.56%, 12/26/2025(b)	1,289,000	1,194,770

ICG US CLO Ltd., Series 2016- 1A, Class A1RR, 6.05% (3 mo. USD LIBOR + 1.25%), 04/29/2034(b)(g)	11,399,000	11,211,475

IP Lending III Ltd., Series 2022-3A, Class SNR, 3.38%, 11/02/2026(b)(h)	7,847,000	6,709,185

IP Lending IV Ltd., Series 2022-4A, Class SNR, 6.05%, 04/28/2027(b)(h)	12,002,000	11,251,875

Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	5,626,500	5,229,704

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class B, 3.81%, 12/15/2047(b)(j)	445,941	438,419

JP Morgan Mortgage Trust,
Series 2005-A3, Class 1A1, 2.96%, 06/25/2035(j)	89,742	83,964

Series 2005-A3, Class 6A5, 3.14%, 06/25/2035(j)	182,517	178,699

Series 2005-A5, Class 1A2, 3.34%, 08/25/2035(j)	85,135	85,079

Series 2007-A4, Class 3A1, 3.17%, 06/25/2037(j)	364,031	273,377

Series 20153, Class B2, 3.60%, 05/25/2045(b)(j)	4,319,917	3,944,352

Series 2021-LTV2, Class A1, 2.52%, 05/25/2052(b)(j)	13,334,758	10,861,122

JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class C, 4.88%, 01/15/2047(j)	12,750,000	12,208,551

Series 2015-C31, Class A3, 3.80%, 08/15/2048	924,076	879,057

Series 2016-C1, Class B, 4.74%, 03/17/2049(j)	5,083,000	4,803,883

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/2053	6,200,000	4,928,516

KKR CLO 30 Ltd., Series 30A, Class A1R, 5.81% (3 mo. USD LIBOR + 1.02%), 10/17/2031(b)(g)	11,305,000	11,198,744

Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.50%, 02/25/2036	93,242	69,464

Life Mortgage Trust,
Series 2021-BMR, Class A, 5.29% (1 mo. USD LIBOR + 0.70%), 03/15/2038(b)(g)	6,679,282	6,564,282

Series 2021-BMR, Class B, 5.47% (1 mo. USD LIBOR + 0.88%), 03/15/2038(b)(g)	10,837,246	10,552,665

Series 2021-BMR, Class C, 5.69% (1 mo. USD LIBOR + 1.10%), 03/15/2038(b)(g)	4,546,237	4,416,038

MAD Mortgage Trust, Series 2017-330M, Class A, 3.29%, 08/15/2034(b)(j)	11,633,000	10,956,433

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Core Plus Bond Fund

	Principal Amount	Value

Med Trust,
Series 2021-MDLN, Class A, 5.54% (1 mo. USD LIBOR + 0.95%), 11/15/2038(b)(g)	$7,951,378	$7,768,376

Series 2021-MDLN, Class B, 6.04% (1 mo. USD LIBOR + 1.45%), 11/15/2038(b)(g)	12,840,852	12,573,747

Mello Mortgage Capital Acceptance Trust,
Series 2021-INV2, Class A4, 2.50%, 08/25/2051(b)(j)	7,246,829	6,282,168

Series 2021-INV3, Class A4, 2.50%, 10/25/2051(b)(j)	7,158,258	6,205,387

Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, 2.39%, 11/25/2035(j)	395,226	361,787

Series 2005-A5, Class A9, 3.47%, 06/25/2035(j)	439,073	408,169

MFA Trust,
Series 2021-AEI1, Class A3, 2.50%, 08/25/2051(b)(j)	8,015,449	6,505,369

Series 2021-AEI1, Class A4, 2.50%, 08/25/2051(b)(j)	9,657,129	8,349,079

Series 2021-INV2, Class A1, 1.91%, 11/25/2056(b)(j)	9,500,794	8,084,925

MHP Commercial Mortgage Trust,
Series 2021-STOR, Class A, 5.29% (1 mo. USD LIBOR + 0.70%), 07/15/2038(b)(g)	5,810,000	5,696,101

Series 2021-STOR, Class B, 5.49% (1 mo. USD LIBOR + 0.90%), 07/15/2038(b)(g)	4,355,000	4,231,698

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.52%, 10/15/2048(j)	15,769,000	14,737,438

Morgan Stanley Capital I Trust,
Series 2014-150E, Class C, 4.30%, 09/09/2032(b)(j)	3,350,000	2,651,044

Series 2019-L2, Class A4, 4.07%, 03/15/2052	17,430,000	16,321,121

Series 2019-L3, Class AS, 3.49%, 11/15/2052	10,950,000	9,615,504

MVW LLC, Series 2019-2A, Class A, 2.22%, 10/20/2038(b)	3,835,574	3,590,684

MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/2036(b)	2,880,462	2,717,753

Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class E, 3.79%, 11/15/2032(b)(j)	6,250,000	5,061,705

Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class AR, 5.82% (3 mo. USD LIBOR + 1.02%), 04/19/2030(b)(g)	10,215,449	10,160,776

	Principal Amount	Value

New Residential Mortgage Loan Trust,
Series 2019-NQM4, Class A1, 2.49%, 09/25/2059(b)(j)	$1,834,802	$1,687,427

Series 2020-NQM1, Class A1, 2.46%, 01/26/2060(b)(j)	3,136,843	2,858,391

Series 2022-NQM2, Class A1, 3.08%, 03/27/2062(b)(j)	7,737,281	6,944,395

OBX Trust,
Series 2019-EXP1, Class 1A3, 4.00%, 01/25/2059(b)(j)	361,926	344,747

Series 2022-NQM1, Class A1, 2.31%, 11/25/2061(b)(j)	9,678,798	8,104,161

Series 2022-NQM2, Class A1, 2.95%, 01/25/2062(b)(j)	11,754,160	10,613,719

Series 2022-NQM2, Class A1A, 2.78%, 01/25/2062(b)(k)	7,593,587	6,984,544

Series 2022-NQM2, Class A1B, 3.38%, 01/25/2062(b)(k)	7,063,333	6,033,601

Oceanview Mortgage Trust, Series 2021-3, Class A5, 2.50%, 07/25/2051(b)(j)	8,320,985	7,213,828

OCP CLO Ltd. (Cayman Islands),
Series 2014-7A, Class A1RR, 5.93% (3 mo. USD LIBOR + 1.12%), 07/20/2029(b)(g)	15,747,715	15,667,953

Series 2017-13A, Class A1AR, 5.75% (3 mo. USD LIBOR + 0.96%), 07/15/2030(b)(g)	9,611,000	9,528,095

Series 2020-8RA, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/17/2032(b)(g)	17,937,000	17,771,406

Octagon Investment Partners 31 LLC, Series 2017-1A, Class AR, 5.86% (3 mo. USD LIBOR + 1.05%), 07/20/2030(b)(g)	15,519,662	15,414,687

Octagon Investment Partners 49 Ltd., Series 2020-5A, Class A1, 6.01% (3 mo. USD LIBOR + 1.22%), 01/15/2033(b)(g)	16,476,000	16,355,462

OHA Loan Funding Ltd., Series 2016-1A, Class AR, 6.07% (3 mo. USD LIBOR + 1.26%), 01/20/2033(b)(g)	10,543,683	10,455,074

One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 09/15/2054(b)	21,801,000	18,077,293

Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, 10/25/2061(b)(j)	11,379,693	9,296,206

PPM CLO 3 Ltd., Series 2019- 3A, Class AR, 5.88% (3 mo. USD LIBOR + 1.09%), 04/17/2034(b)(g)	9,626,000	9,375,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Core Plus Bond Fund

	Principal Amount	Value

Progress Residential Trust,
Series 2020-SFR1, Class A, 1.73%, 04/17/2037(b)	$14,070,228	$13,017,419

Series 2021-SFR10, Class A, 2.39%, 12/17/2040(b)	7,238,332	6,204,205

Series 2022-SFR5, Class A, 4.45%, 06/17/2039(b)	9,670,160	9,349,781

Provident Home Equity Loan Trust, Series 2000-2, Class A1, 5.16% (1 mo. USD LIBOR + 0.54%), 08/25/2031(g)	107,794	96,542

Race Point VIII CLO Ltd., Series 2013-8A, Class AR2, 5.96% (3 mo. USD LIBOR + 1.04%), 02/20/2030(b)(g)	10,710,418	10,662,628

Residential Mortgage Loan Trust,
Series 2019-3, Class A1, 2.63%, 09/25/2059(b)(j)	539,575	529,239

Series 2020-1, Class A1, 2.38%, 01/26/2060(b)(j)	1,005,660	958,959

RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 03/25/2067(b)	6,572,387	6,077,673

Sequoia Mortgage Trust,
Series 2013-3, Class A1, 2.00%, 03/25/2043(j)	371,341	307,267

Series 2013-7, Class A2, 3.00%, 06/25/2043(j)	302,424	263,545

SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 03/27/2062(b)(j)	13,463,154	12,080,504

Series 2022-1, Class A2, 3.58%, 03/27/2062(b)(j)	5,654,899	5,082,167

Shellpoint Asset Funding Trust, Series 2013-1, Class A3, 3.75%, 07/25/2043(b)(j)	378,721	350,033

Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	9,194,250	8,441,193

Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	5,491,092	4,503,866

Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	5,392,508	4,160,470

STAR Trust,
Series 2021-1, Class A1, 1.22%, 05/25/2065(b)(j)	5,851,529	5,169,831

Series 2021-SFR1, Class B, 5.35% (1 mo. USD LIBOR + 0.75%), 04/17/2038(b)(g)	3,520,000	3,424,458

Series 2021-SFR1, Class C, 5.65% (1 mo. USD LIBOR + 1.05%), 04/17/2038(b)(g)	4,925,000	4,814,599

Series 2021-SFR1, Class D, 5.90% (1 mo. USD LIBOR + 1.30%), 04/17/2038(b)(g)	6,670,000	6,500,204

Starwood Mortgage Residential Trust,
Series 2020-1, Class A1, 2.28%, 02/25/2050(b)(j)	284,320	271,384

Series 2020-INV1, Class A1, 1.03%, 11/25/2055(b)(j)	2,615,552	2,305,860

Series 2021-6, Class A1, 1.92%, 11/25/2066(b)(j)	14,025,803	11,686,368

Series 2022-1, Class A1, 2.45%, 12/25/2066(b)(j)	10,272,575	8,743,382

	Principal Amount	Value

Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A2, 4.32%, 09/25/2034(j)	$242,078	$232,520

Series 2004-8, Class 3A, 4.96%, 07/25/2034(j)	661,920	627,177

Suntrust Alternative Loan Trust, Series 2005-1F, Class 2A8, 6.00%, 12/25/2035	90,508	82,625

Synchrony Card Funding LLC, Series 2022-A2, Class A, 3.86%, 07/15/2028	16,117,000	15,689,348

Textainer Marine Containers VII Ltd., Series 2021-2A, Class A, 2.23%, 04/20/2046(b)	12,996,267	11,245,820

Thornburg Mortgage Securities Trust,
Series 2003-6, Class A2, 5.62% (1 mo. USD LIBOR + 1.00%), 12/25/2033(g)	221,328	207,948

Series 2005-1, Class A3, 4.66%, 04/25/2045(j)	409,122	383,119

TICP CLO XV Ltd., Series 2020-15A, Class A, 6.09% (3 mo. USD LIBOR + 1.28%), 04/20/2033(b)(g)	9,701,000	9,634,703

Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 04/25/2057(b)(j)	416,763	412,359

Tricon American Homes Trust, Series 2020-SFR2, Class A, 1.48%, 11/17/2039(b)	12,717,141	10,768,949

UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.60%, 04/15/2052	16,770,000	15,282,342

Verus Securitization Trust,
Series 2020-1, Class A1, 2.42%, 01/25/2060(b)(k)	1,689,765	1,601,996

Series 2020-1, Class A2, 2.64%, 01/25/2060(b)(k)	2,127,966	2,014,642

Series 2020-INV1, Class A1, 0.33%, 03/25/2060(b)(j)	434,575	424,768

Series 2021-1, Class A1B, 1.32%, 01/25/2066(b)(j)	2,671,852	2,172,140

Series 2021-7, Class A1, 1.83%, 10/25/2066(b)(j)	11,153,333	9,405,985

Series 2021-R1, Class A1, 0.82%, 10/25/2063(b)(j)	3,825,537	3,441,088

Series 2022-1, Class A1, 2.72%, 01/25/2067(b)(k)	7,731,309	6,890,919

Series 2022-3, Class A1, 4.13%, 02/25/2067(b)(k)	12,261,738	11,483,155

Series 2022-7, Class A1, 5.15%, 07/25/2067(b)(k)	3,879,581	3,784,260

Series 2022-INV2, Class A1, 6.79%, 10/25/2067(b)(k)	5,539,289	5,569,812

Visio Trust, Series 2020-1R, Class A1, 1.31%, 11/25/2055(b)	2,584,025	2,342,480

WaMu Mortgage Pass-Through Ctfs. Trust, Series 2007- HY2, Class 2A2, 3.77%, 11/25/2036(j)	198,965	176,276

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Core Plus Bond Fund

	Principal Amount	Value

Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 4.08%, 08/25/2035(j)	$96,256	$91,443

Wendy’s Funding LLC,
Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	10,687,500	9,859,677

Series 2019-1A, Class A2II, 4.08%, 06/15/2049(b)	5,005,000	4,572,193

WFRBS Commercial Mortgage Trust,
Series 2012-C9, Class D, 4.88%, 03/15/2023(b)(j)	185,099	172,929

Series 2013-C14, Class A5, 3.34%, 06/15/2046	1,485,143	1,474,649

Series 2013-C16, Class B, 4.99%, 09/15/2046(j)	3,127,000	3,029,351

Series 2014-C23, Class B, 4.39%, 10/15/2057(j)	4,693,000	4,502,117

Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(b)	21,638,972	17,990,360

Total Asset-Backed Securities (Cost $1,395,190,995)		1,261,661,724

U.S. Government Sponsored Agency Mortgage-Backed Securities–23.83%

Agency Credit Risk Transfer Notes–0.08%
Series 2023-R02, Class 1M1, 6.79% (30 Day Average SOFR + 2.30%), 01/25/2043(b)(g)	3,693,910	3,720,992

Collateralized Mortgage Obligations–0.76%
Fannie Mae REMICs, IO,
7.00%, 05/25/2033(l)	3,795	690

6.00%, 07/25/2033(l)	2,863	512

Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K038, Class X1, IO, 1.08%, 03/25/2024(m)	22,080,924	178,908

Series K083, Class AM, 4.03%, 10/25/2028(j)	4,736,000	4,570,320

Series K085, Class AM, 4.06%, 10/25/2028(j)	4,736,000	4,589,914

Series K089, Class AM, 3.63%, 01/25/2029(j)	8,018,000	7,603,834

Series K088, Class AM, 3.76%, 01/25/2029(j)	18,944,000	18,107,698

		35,051,876

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–0.32%
3.50%, 08/01/2026	$139,658	$136,338

7.00%, 05/01/2028 to 06/01/2032	337,312	344,743

6.00%, 03/01/2029 to 02/01/2034	116,544	118,341

7.50%, 05/01/2030 to 05/01/2035	284,613	290,262

8.50%, 08/01/2031	17,688	18,617

3.00%, 02/01/2032	1,175,562	1,110,485

6.50%, 08/01/2032 to 09/01/2036	68,177	71,325

8.00%, 08/01/2032	12,648	13,139

5.50%, 01/01/2034 to 07/01/2040	808,234	829,236

5.00%, 07/01/2034 to 06/01/2040	992,676	1,001,200

4.50%, 02/01/2040 to 10/01/2046	10,733,990	10,656,636

ARM,
4.31% (1 yr. USD LIBOR + 2.06%), 12/01/2036(g)	30,203	30,761

3.61% (1 yr. USD LIBOR + 2.20%), 02/01/2037(g)	5,570	5,507

3.49% (1 yr. USD LIBOR + 1.88%), 05/01/2037(g)	42,472	42,060

		14,668,650

Federal National Mortgage Association (FNMA)–22.11%
6.50%, 07/01/2028 to 01/01/2037	47,459	48,981

7.50%, 02/01/2030 to 08/01/2037	384,740	398,938

9.50%, 04/01/2030	1,207	1,230

3.50%, 12/01/2030 to 05/01/2047	26,481,100	24,701,027

7.00%, 03/01/2032 to 02/01/2034	167,157	166,079

8.50%, 10/01/2032	26,460	28,073

5.50%, 04/01/2033 to 06/01/2040	326,074	328,459

8.00%, 04/01/2033	24,286	25,650

6.00%, 04/01/2037 to 10/01/2039	7,580	7,785

5.00%, 12/01/2039	296,073	298,524

3.00%, 08/01/2043	2,038,281	1,846,082

4.00%, 12/01/2048	17,494,615	16,770,223

ARM,
3.71% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(g)	54,756	55,734

3.99% (1 yr. USD LIBOR + 1.64%), 01/01/2037(g)	27,849	28,155

3.05% (1 yr. USD LIBOR + 1.70%), 03/01/2038(g)	16,888	16,813

TBA,
2.50%, 03/01/2053(n)	253,500,000	214,831,346

3.00%, 03/01/2053(n)	21,000,000	18,478,770

3.50%, 03/01/2053(n)	212,000,000	193,035,936

4.00%, 03/01/2053(n)	49,704,000	46,667,396

4.50%, 03/01/2053(n)	49,705,000	47,903,194

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Core Plus Bond Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)
5.00%, 03/01/2053(n)	$220,000,000	$216,321,875

5.50%, 03/01/2053(n)	235,700,000	235,368,547

		1,017,328,817

Government National Mortgage Association (GNMA)–0.56%
ARM,
2.63% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 01/20/2025(g)	4,162	4,123

3.00% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 05/20/2025(g)	1,685	1,671

3.50% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 06/20/2025(g)	2,025	1,993

8.00%, 08/15/2025 to 09/15/2026	8,771	8,769

6.56%, 01/15/2027	51,738	53,123

7.00%, 10/15/2028 to 09/15/2032	71,532	70,960

6.00%, 11/15/2028 to 02/15/2033	35,409	36,172

6.50%, 01/15/2029 to 09/15/2034	51,003	52,792

7.50%, 05/15/2031 to 05/15/2032	3,837	3,858

5.50%, 06/15/2035	26,550	27,421

5.00%, 07/15/2035	2,430	2,439

4.00%, 03/20/2048	2,995,202	2,842,891

TBA, 5.00%, 03/01/2053(n)	23,000,000	22,730,469

		25,836,681

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $1,123,616,575)		1,096,607,016

U.S. Treasury Securities–11.71%
U.S. Treasury Bills–0.34%
3.78% - 4.15%, 03/09/2023(o)(p)	3,855,000	3,851,629

4.48% - 4.55%, 05/11/2023(o)(p)	11,847,000	11,738,295

		15,589,924

U.S. Treasury Bonds–2.54%
4.00%, 11/15/2052	114,662,800	116,741,063

U.S. Treasury Notes–8.83%
4.63%, 02/28/2025	14,406,000	14,360,419

4.00%, 02/15/2026	1,907,600	1,881,296

4.00%, 02/29/2028	185,437,500	184,075,693

4.00%, 02/28/2030	9,106,000	9,072,564

3.50%, 02/15/2033	200,107,200	193,525,550

3.88%, 02/15/2043	3,552,000	3,446,550

		406,362,072

Total U.S. Treasury Securities (Cost $542,710,353)		538,693,059

	Shares
Preferred Stocks–1.83%
Asset Management & Custody Banks–0.01%
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(d)	302,000	294,450

	Shares	Value

Diversified Banks–1.21%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	1,100	$1,313,224

Citigroup, Inc., 6.25%, Series T, Pfd.(c)(d)	5,247,000	5,240,651

Citigroup, Inc., 5.00%, Series U, Pfd.(d)	13,825,000	13,168,313

Citigroup, Inc., 4.00%, Series W, Pfd.(d)	7,226,000	6,629,855

Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	24,803	29,588,243

		55,940,286

Integrated Telecommunication Services–0.21%
AT&T, Inc., 2.88%, Series B, Pfd.(d)	9,700,000	9,528,827

Investment Banking & Brokerage–0.27%
Goldman Sachs Group, Inc. (The), 7.73% (3 mo. USD LIBOR + 2.87%), Series P, Pfd.(c)(g)	6,141,000	6,097,399

Morgan Stanley, 6.88%, Series F, Pfd.(d)	249,737	6,328,336

		12,425,735

Multi-Utilities–0.10%
CenterPoint Energy, Inc., 6.13%, Series A, Pfd.(d)	4,568,000	4,487,213

Other Diversified Financial Services–0.03%
Equitable Holdings, Inc., 4.95%, Series B, Pfd.(d)	1,682,000	1,624,501

Total Preferred Stocks (Cost $89,824,586)		84,301,012

	Principal Amount
Agency Credit Risk Transfer Notes–0.79%
Fannie Mae Connecticut Avenue Securities,
Series 2019-R03, Class 1M2, 6.77% (1 mo. USD LIBOR + 2.15%), 09/25/2031(b)(g)	$310,002	310,039

Series 2019-R06, Class 2M2, 6.72% (1 mo. USD LIBOR + 2.10%), 09/25/2039(b)(g)	20,393	20,394

Series 2022-R03, Class 1M1, 6.58% (30 Day Average SOFR + 2.10%), 03/25/2042(b)(g)	11,499,100	11,534,594

Series 2022-R04, Class 1M1, 6.48% (30 Day Average SOFR + 2.00%), 03/25/2042(b)(g)	6,008,868	6,032,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Core Plus Bond Fund

	Principal
	Amount	Value

Freddie Mac,
Series 2022-DNA3, Series M1, STACR®, 0.00% (30 Day Average SOFR + 2.00%), 04/25/2042(b)(g)	$8,626,129	$8,668,314

Series 2022-HQA3, Class M1, STACR®, 6.78% (30 Day Average SOFR + 2.30%), 08/25/2042(b)(g)	5,021,654	5,054,089

Series 2020-DNA5, Class M2, STACR®, 7.28% (30 Day Average SOFR + 2.80%), 10/25/2050(b)(g)	4,577,982	4,640,593

Total Agency Credit Risk Transfer Notes (Cost $36,073,353)		36,260,955

Municipal Obligations–0.35%
California (State of) Health Facilities Financing Authority (Social Bonds),
Series 2022, RB, 4.19%, 06/01/2037	4,000,000	3,676,448

Series 2022, RB, 4.35%, 06/01/2041	2,980,000	2,707,868

California State University,
Series 2021 B, Ref. RB, 2.72%, 11/01/2052	5,145,000	3,601,433

Series 2021 B, Ref. RB, 2.94%, 11/01/2052	7,705,000	5,565,686

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057	527,000	584,366

Total Municipal Obligations (Cost $18,509,773)		16,135,801

Non-U.S. Dollar Denominated Bonds & Notes–0.33%(q)

Brewers–0.03%
Molson Coors International L.P., Series MPLE, 3.44%, 07/15/2026	CAD 1,626,000	1,129,605

Diversified Banks–0.05%
HSBC Holdings PLC (United Kingdom), Series MPLE, 3.20%, 12/05/2023(b)	CAD 3,253,000	2,351,105

Integrated Telecommunication Services–0.06%
AT&T, Inc., Series MPLE, 5.10%, 11/25/2048	CAD 4,065,000	2,741,186

Movies & Entertainment–0.12%
Netflix, Inc., 3.88%, 11/15/2029(b)	EUR 5,311,000	5,356,247

Sovereign Debt–0.02%
Ukraine Government International Bond (Ukraine), 4.38%, 01/27/2032(b)(i)	EUR 6,000,000	1,117,248

Technology Hardware, Storage & Peripherals–0.05%
Apple, Inc., Series MPLE, 2.51%, 08/19/2024	CAD 3,253,000	2,307,344

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $21,709,063)		15,002,735

	Shares	Value

Exchange-Traded Funds–0.10%
Invesco Total Return Bond ETF (Cost $5,786,000)(r)	100,000	$4,692,000

	Principal
	Amount

Variable Rate Senior Loan Interests–0.03%(s)(t)
Diversified REITs–0.03%
Asterix, Inc. (Canada), Term Loan, 3.90%, 03/31/2023 (Cost $1,255,792)(h)	$1,679,120	1,234,021

	Shares

Common Stocks & Other Equity Interests–0.00%
Agricultural Products–0.00%
Locus Agriculture Solutions, Inc., Wts., expiring 12/31/2032(h)(u)	80	0

Oil & Gas Drilling–0.00%
Vantage Drilling International(u)	95	1,532

Paper Packaging–0.00%
WestRock Co.	65	2,041

Specialty Chemicals–0.00%
Ingevity Corp.(u)	10	826

Total Common Stocks & Other Equity Interests (Cost $5,671)		4,399

Money Market Funds–9.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(r)(v)	146,796,181	146,796,181

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(r)(v)	104,819,020	104,839,984

Invesco Treasury Portfolio, Institutional Class, 4.50%(r)(v)	167,767,065	167,767,065

Total Money Market Funds (Cost $419,410,528)		419,403,230

Options Purchased–0.02%
(Cost $2,356,204)(w)		951,060

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-121.53% (Cost $5,945,311,656)		5,592,329,103

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.77%
Invesco Private Government Fund, 4.58%(r)(v)(x)	73,973,272	73,973,272

Invesco Private Prime Fund, 4.83%(r)(v)(x)	191,317,865	191,356,122

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $265,338,392)		265,329,394

TOTAL INVESTMENTS IN SECURITIES–127.30% (Cost $6,210,650,048)		5,857,658,497

OTHER ASSETS LESS LIABILITIES–(27.30)%		(1,256,200,842)

NET ASSETS–100.00%		$4,601,457,655

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Core Plus Bond Fund

Investment Abbreviations:

ARM	– Adjustable Rate Mortgage
CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
EUR	– Euro
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
REIT	– Real Estate Investment Trust
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $1,898,454,832, which represented 41.26% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2023 was $1,117,248, which represented less than 1% of the Fund’s Net Assets.

(j)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2023.

(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)

Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2023.

(n)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1P.
(o)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1L.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(r)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Invesco Total Return Bond ETF	$4,826,000	$-	$-	$(134,000)	$-	$4,692,000	$95,530
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,528,503	478,503,649	(360,235,971)	-	-	146,796,181	928,693
Invesco Liquid Assets Portfolio, Institutional Class	20,483,790	341,788,321	(257,415,164)	(10,938)	(6,025)	104,839,984	687,387
Invesco Treasury Portfolio, Institutional Class	32,604,004	546,861,313	(411,698,252)	-	-	167,767,065	1,059,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Core Plus Bond Fund

				Change in
				Unrealized	Realized
	Value	Purchases	Proceeds	Appreciation	Gain	Value
	August 31, 2022	at Cost	from Sales	(Depreciation)	(Loss)	February 28, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$60,813,993	$259,210,644	$(246,051,365)	$-	$-	$73,973,272	$1,652,433	*
Invesco Private Prime Fund	157,313,815	565,314,129	(531,319,682)	(18,655)	66,515	191,356,122	4,510,148	*
Total	$304,570,105	$2,191,678,056	$(1,806,720,434)	$(163,593)	$60,490	$689,424,624	$8,933,233

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(s)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(t)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(w)	The table below details options purchased.
(x)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value
Equity Risk
S&P 500 Index	Call	07/21/2023	132	USD 4,260.00	USD 56,232,000	$951,060

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Notional Value(a)	Value

Equity Risk

S&P 500 Index	Call	07/21/2023	42	USD 4,400.00	USD 18,480,000	$(142,380)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	1,188	June-2023	$242,027,156	$(723,939)	$(723,939)
U.S. Treasury 10 Year Notes	8	June-2023	893,250	(250)	(250)
U.S. Treasury Long Bonds	321	June-2023	40,195,219	(75,234)	(75,234)
U.S. Treasury Ultra Bonds	1,033	June-2023	139,519,562	314,788	314,788
Subtotal-Long Futures Contracts				(484,635)	(484,635)

Short Futures Contracts
Interest Rate Risk
U.S. Treasury 5 Year Notes	531	June-2023	(56,846,039)	95,414	95,414
U.S. Treasury 10 Year Ultra Notes	4,740	June-2023	(555,468,750)	74,633	74,633
Subtotal-Short Futures Contracts				170,047	170,047
Total Futures Contracts				$(314,588)	$(314,588)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Core Plus Bond Fund

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized
Date	Counterparty	Deliver		Receive		Appreciation
Currency Risk
05/17/2023	Canadian Imperial Bank of Commerce	CAD	15,893,000	USD	11,843,697	$185,651
05/17/2023	State Street Bank & Trust Co.	EUR	11,490,000	USD	12,403,455	196,823
Total Forward Foreign Currency Contracts						$382,474

Abbreviations:

CAD	–Canadian Dollar
EUR	–Euro
USD	–U.S. Dollar

Portfolio Composition

By security type, based on Total Investments

as of February 28, 2023

U.S. Dollar Denominated Bonds & Notes	36.15%
Asset-Backed Securities	21.54
U.S. Government Sponsored Agency Mortgage-Backed Securities	18.72
U.S. Treasury Securities	9.20
Preferred Stocks	1.44
Security types each less than 1% of portfolio	1.28
Money Market Funds	11.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Core Plus Bond Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $5,520,115,128)*	$5,168,233,873

Investments in affiliates, at value (Cost $690,534,920)	689,424,624

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	382,474

Deposits with brokers:
Cash collateral – OTC Derivatives	1,510

Cash collateral – TBA commitments	6,602,051

Foreign currencies, at value (Cost $5,826,734)	5,750,947

Receivable for:
Investments sold	164,296,083

Fund shares sold	6,573,672

Dividends	1,866,421

Interest	32,218,491

Investments matured, at value (Cost $4,311,914)	931,398

Principal paydowns	3,070

Investment for trustee deferred compensation and retirement plans	110,606

Other assets	111,835

Total assets	6,076,507,055

Liabilities:
Other investments:
Options written, at value (premiums received $164,499)	142,380

Variation margin payable – futures contracts	633,706

Payable for:
Investments purchased	183,519,260

TBA sales commitment	1,014,476,105

Dividends	2,087,768

Fund shares reacquired	4,993,622

Amount due custodian	2,185,969

Collateral upon return of securities loaned	265,338,392

Accrued fees to affiliates	1,163,927

Accrued trustees’ and officers’ fees and benefits	4,358

Accrued other operating expenses	362,395

Trustee deferred compensation and retirement plans	141,518

Total liabilities	1,475,049,400

Net assets applicable to shares outstanding	$4,601,457,655

Net assets consist of:
Shares of beneficial interest	$5,550,295,776

Distributable earnings (loss)	(948,838,121)

$4,601,457,655

Net Assets:
Class A	$1,203,147,303

Class C	$50,193,701

Class R	$26,204,036

Class Y	$940,788,934

Class R5	$13,938,577

Class R6	$2,367,185,104

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	130,697,875

Class C	5,453,870

Class R	2,847,147

Class Y	102,124,575

Class R5	1,514,867

Class R6	257,338,615

Class A:
Net asset value per share	$9.21

Maximum offering price per share (Net asset value of $9.21 ÷ 95.75%)	$9.62

Class C:
Net asset value and offering price per share	$9.20

Class R:
Net asset value and offering price per share	$9.20

Class Y:
Net asset value and offering price per share	$9.21

Class R5:
Net asset value and offering price per share	$9.20

Class R6:
Net asset value and offering price per share	$9.20

*	At February 28, 2023, securities with an aggregate value of $257,419,704 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28	Invesco Core Plus Bond Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $(46,527))	$102,859,184

Dividends	1,194,643

Dividends from affiliates (includes net securities lending income of $487,736)	3,258,388

Total investment income	107,312,215

Expenses:
Advisory fees	8,825,113

Administrative services fees	314,284

Custodian fees	86,949

Distribution fees:
Class A	1,462,892

Class C	256,475

Class R	62,656

Transfer agent fees – A, C, R and Y	1,704,241

Transfer agent fees – R5	6,770

Transfer agent fees – R6	348,012

Trustees’ and officers’ fees and benefits	19,720

Registration and filing fees	107,042

Reports to shareholders	157,032

Professional services fees	48,764

Other	23,960

Total expenses	13,423,910

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,034,761)

Net expenses	12,389,149

Net investment income	94,923,066

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(241,651,588)

Affiliated investment securities	60,490

Foreign currencies	5,459

Forward foreign currency contracts	296,665

Futures contracts	10,733,680

Option contracts written	447,288

Swap agreements	(1,335,449)

(231,443,455)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	121,905,641

Affiliated investment securities	(163,593)

Foreign currencies	(68,463)

Forward foreign currency contracts	(270,311)

Futures contracts	(4,248,866)

Option contracts written	(371,079)

116,783,329

Net realized and unrealized gain (loss)	(114,660,126)

Net increase (decrease) in net assets resulting from operations	$(19,737,060)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29	Invesco Core Plus Bond Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28,	August 31,
	2023	2022

Operations:
Net investment income	$94,923,066	$136,115,494

Net realized gain (loss)	(231,443,455)	(345,598,105)

Change in net unrealized appreciation (depreciation)	116,783,329	(612,669,926)

Net increase (decrease) in net assets resulting from operations	(19,737,060)	(822,152,537)

Distributions to shareholders from distributable earnings:
Class A	(26,933,144)	(46,793,655)

Class C	(984,032)	(1,969,609)

Class R	(544,392)	(880,664)

Class Y	(21,299,785)	(45,692,099)

Class R5	(328,583)	(506,235)

Class R6	(56,208,106)	(101,570,665)

Total distributions from distributable earnings	(106,298,042)	(197,412,927)

Share transactions–net:
Class A	30,620,219	(38,051,571)

Class C	(4,013,123)	(21,448,475)

Class R	988,826	1,636,528

Class Y	8,364,236	(215,267,957)

Class R5	300,660	3,366,309

Class R6	24,487,594	(30,369,092)

Net increase (decrease) in net assets resulting from share transactions	60,748,412	(300,134,258)

Net increase (decrease) in net assets	(65,286,690)	(1,319,699,722)

Net assets:
Beginning of period	4,666,744,345	5,986,444,067

End of period	$4,601,457,655	$4,666,744,345

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30	Invesco Core Plus Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$ 9.45	$0.19	$(0.22)	$(0.03)	$(0.21)	$ –	$ –	$(0.21)	$ 9.21	(0.28)%	$1,203,147	0.75	%(d)	0.84	%(d)	4.08	%(d)	216%
Year ended 08/31/22	11.39	0.24	(1.83)	(1.59)	(0.24)	(0.11)	–	(0.35)	9.45	(14.19)	1,203,731	0.75		0.81		2.30		321
Year ended 08/31/21	11.61	0.19	0.17	0.36	(0.22)	(0.36)	–	(0.58)	11.39	3.18	1,497,641	0.74		0.79		1.70		366
Year ended 08/31/20	11.13	0.29	0.51	0.80	(0.32)	–	–	(0.32)	11.61	7.29	1,364,591	0.75		0.82		2.55		329
Year ended 08/31/19	10.53	0.36	0.62	0.98	(0.32)	–	(0.06)	(0.38)	11.13	9.57	1,079,416	0.74		0.84		3.41		250
Year ended 08/31/18	11.03	0.31	(0.48)	(0.17)	(0.32)	–	(0.01)	(0.33)	10.53	(1.51)	887,784	0.74		0.82		2.96		383
Class C
Six months ended 02/28/23	9.45	0.15	(0.23)	(0.08)	(0.17)	–	–	(0.17)	9.20	(0.77)	50,194	1.50	(d)	1.59	(d)	3.33	(d)	216
Year ended 08/31/22	11.38	0.16	(1.81)	(1.65)	(0.17)	(0.11)	–	(0.28)	9.45	(14.76)	55,695	1.50		1.56		1.55		321
Year ended 08/31/21	11.61	0.11	0.16	0.27	(0.14)	(0.36)	–	(0.50)	11.38	2.32	90,811	1.49		1.54		0.95		366
Year ended 08/31/20	11.12	0.20	0.52	0.72	(0.23)	–	–	(0.23)	11.61	6.59	107,350	1.50		1.57		1.80		329
Year ended 08/31/19	10.53	0.28	0.61	0.89	(0.24)	–	(0.06)	(0.30)	11.12	8.67	87,046	1.49		1.59		2.66		250
Year ended 08/31/18	11.02	0.24	(0.48)	(0.24)	(0.24)	–	(0.01)	(0.25)	10.53	(2.16)	123,285	1.49		1.57		2.21		383
Class R
Six months ended 02/28/23	9.45	0.17	(0.22)	(0.05)	(0.20)	–	–	(0.20)	9.20	(0.52)	26,204	1.00	(d)	1.09	(d)	3.83	(d)	216
Year ended 08/31/22	11.38	0.21	(1.81)	(1.60)	(0.22)	(0.11)	–	(0.33)	9.45	(14.33)	25,914	1.00		1.06		2.05		321
Year ended 08/31/21	11.61	0.16	0.16	0.32	(0.19)	(0.36)	–	(0.55)	11.38	2.83	29,466	0.99		1.04		1.45		366
Year ended 08/31/20	11.12	0.26	0.52	0.78	(0.29)	–	–	(0.29)	11.61	7.12	23,193	1.00		1.07		2.30		329
Year ended 08/31/19	10.53	0.33	0.61	0.94	(0.29)	–	(0.06)	(0.35)	11.12	9.21	17,598	0.99		1.09		3.16		250
Year ended 08/31/18	11.02	0.29	(0.47)	(0.18)	(0.30)	–	(0.01)	(0.31)	10.53	(1.67)	14,134	0.99		1.07		2.71		383
Class Y
Six months ended 02/28/23	9.46	0.20	(0.23)	(0.03)	(0.22)	–	–	(0.22)	9.21	(0.26)	940,789	0.50	(d)	0.59	(d)	4.33	(d)	216
Year ended 08/31/22	11.40	0.27	(1.83)	(1.56)	(0.27)	(0.11)	–	(0.38)	9.46	(13.95)	961,066	0.50		0.56		2.55		321
Year ended 08/31/21	11.62	0.22	0.17	0.39	(0.25)	(0.36)	–	(0.61)	11.40	3.43	1,407,185	0.49		0.54		1.95		366
Year ended 08/31/20	11.14	0.31	0.51	0.82	(0.34)	–	–	(0.34)	11.62	7.56	1,170,121	0.50		0.57		2.80		329
Year ended 08/31/19	10.54	0.39	0.62	1.01	(0.35)	–	(0.06)	(0.41)	11.14	9.84	892,952	0.49		0.59		3.66		250
Year ended 08/31/18	11.03	0.35	(0.48)	(0.13)	(0.35)	–	(0.01)	(0.36)	10.54	(1.17)	932,839	0.49		0.57		3.21		383
Class R5
Six months ended 02/28/23	9.45	0.20	(0.23)	(0.03)	(0.22)	–	–	(0.22)	9.20	(0.26)	13,939	0.50	(d)	0.53	(d)	4.33	(d)	216
Year ended 08/31/22	11.38	0.26	(1.81)	(1.55)	(0.27)	(0.11)	–	(0.38)	9.45	(13.89)	14,000	0.50		0.52		2.55		321
Year ended 08/31/21	11.61	0.22	0.16	0.38	(0.25)	(0.36)	–	(0.61)	11.38	3.35	13,274	0.49		0.51		1.95		366
Year ended 08/31/20	11.12	0.31	0.52	0.83	(0.34)	–	–	(0.34)	11.61	7.65	11,555	0.50		0.54		2.80		329
Year ended 08/31/19	10.53	0.39	0.61	1.00	(0.35)	–	(0.06)	(0.41)	11.12	9.75	7,586	0.49		0.54		3.66		250
Year ended 08/31/18	11.03	0.34	(0.48)	(0.14)	(0.35)	–	(0.01)	(0.36)	10.53	(1.27)	5,660	0.49		0.50		3.21		383
Class R6
Six months ended 02/28/23	9.45	0.20	(0.23)	(0.03)	(0.22)	–	–	(0.22)	9.20	(0.25)	2,367,185	0.46	(d)	0.46	(d)	4.37	(d)	216
Year ended 08/31/22	11.38	0.27	(1.81)	(1.54)	(0.28)	(0.11)	–	(0.39)	9.45	(13.85)	2,406,339	0.45		0.45		2.60		321
Year ended 08/31/21	11.60	0.23	0.17	0.40	(0.26)	(0.36)	–	(0.62)	11.38	3.51	2,948,067	0.41		0.42		2.03		366
Year ended 08/31/20	11.12	0.32	0.51	0.83	(0.35)	–	–	(0.35)	11.60	7.62	2,746,570	0.45		0.45		2.85		329
Year ended 08/31/19	10.52	0.39	0.62	1.01	(0.35)	–	(0.06)	(0.41)	11.12	9.91	2,159,063	0.44		0.45		3.71		250
Year ended 08/31/18	11.02	0.35	(0.48)	(0.13)	(0.36)	–	(0.01)	(0.37)	10.52	(1.21)	2,120,867	0.43		0.44		3.27		383

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31	Invesco Core Plus Bond Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Core Plus Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and

32	Invesco Core Plus Bond Fund

unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

33	Invesco Core Plus Bond Fund

net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $761 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Call Options Purchased and Written – The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or

34	Invesco Core Plus Bond Fund

futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the

35	Invesco Core Plus Bond Fund

terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of February 28, 2023, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

Dollar Rolls and Forward Commitment Transactions – The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

Q.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

R.

Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

S.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

T.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

U.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.450%

Next $500 million	0.425%

Next $1.5 billion	0.400%

Next $2.5 billion	0.375%

Over $5 billion	0.350%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.75%, 1.50%, 1.00%, 0.50%, 0.50% and 0.50%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $58,027 and reimbursed class level expenses of $532,413, $23,211, $11,418, $400,786, $2,132 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

36	Invesco Core Plus Bond Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $51,973 in front-end sales commissions from the sale of Class A shares and $9,339 and $1,003 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$–	$2,078,626,561	$38,755,530	$2,117,382,091
Asset-Backed Securities	–	1,243,700,664	17,961,060	1,261,661,724
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	1,096,607,016	–	1,096,607,016
U.S. Treasury Securities	–	538,693,059	–	538,693,059
Preferred Stocks	37,229,803	47,071,209	–	84,301,012
Agency Credit Risk Transfer Notes	–	36,260,955	–	36,260,955
Municipal Obligations	–	16,135,801	–	16,135,801
Non-U.S. Dollar Denominated Bonds & Notes	–	15,002,735	–	15,002,735
Exchange-Traded Funds	4,692,000	–	–	4,692,000
Variable Rate Senior Loan Interests	–	–	1,234,021	1,234,021
Common Stocks & Other Equity Interests	4,399	–	–	4,399
Money Market Funds	419,403,230	265,329,394	–	684,732,624
Options Purchased	951,060	–	–	951,060
Total Investments in Securities	462,280,492	5,337,427,394	57,950,611	5,857,658,497
Other Investments - Assets*
Investments Matured	–	931,398	–	931,398
Futures Contracts	484,835	–	–	484,835
Forward Foreign Currency Contracts	–	382,474	–	382,474
	484,835	1,313,872	–	1,798,707

37	Invesco Core Plus Bond Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Liabilities*

Futures Contracts	$(799,423)	$–	$–	$(799,423)

Options Written	(142,380)	–	–	(142,380)

	(941,803)	–	–	(941,803)

Total Other Investments	(456,968)	1,313,872	–	856,904

Total Investments	$461,823,524	$5,338,741,266	$57,950,611	$5,858,515,401

*	Forward foreign currency contracts and futures contracts are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2023:

	Value 08/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 02/28/23
U.S. Dollar Denominated Bonds & Notes	$23,276,789	$15,459,000	$–	$–	$–	$19,741	$–	$–	$38,755,530
Asset-Backed Securities	19,074,298	–	–	22,741	–	(1,135,979)	–	–	17,961,060
Variable Rate Senior Loan Interests	5,233,346	–	(3,820,971)	–	(27,894)	(150,460)	–	–	1,234,021
Total	$47,584,433	$15,459,000	$(3,820,971)	$22,741	$(27,894)	$(1,266,698)	$–	$–	$57,950,611

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

	Value
Derivative Assets	Currency Risk	Equity Risk	Interest Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$–	$484,835	$484,835

Unrealized appreciation on forward foreign currency contracts outstanding	382,474	–	–	382,474

Options purchased, at value – Exchange-Traded(b)	–	951,060	–	951,060

Total Derivative Assets	382,474	951,060	484,835	1,818,369

Derivatives not subject to master netting agreements	–	(951,060)	(484,835)	(1,435,895)

Total Derivative Assets subject to master netting agreements	$382,474	$–	$–	$382,474

	Value
Derivative Liabilities	Equity Risk	Interest Rate Risk	Total

Unrealized depreciation on futures contracts – Exchange-Traded(a)	$–	$(799,423)	$(799,423)

Options written, at value – Exchange-Traded	(142,380)	–	(142,380)

Total Derivative Liabilities	(142,380)	(799,423)	(941,803)

Derivatives not subject to master netting agreements	142,380	799,423	941,803

Total Derivative Liabilities subject to master netting agreements	$–	$–	$–

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.
(b)	Options purchased, at value as reported in the Schedule of Investments.

38	Invesco Core Plus Bond Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2023.

	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Canadian Imperial Bank of Commerce	$185,651	$185,651	$–	$–	$185,651
State Street Bank & Trust Co.	196,823	196,823	–	–	196,823
Total	$382,474	$382,474	$–	$–	$382,474

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Credit Risk	Currency Risk	Equity Risk	Interest Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$-	$296,665	$-	$-	$296,665

Futures contracts	-	-	-	10,733,680	10,733,680

Options purchased(a)	-	-	(1,506,224)	-	(1,506,224)

Options written	-	-	447,288	-	447,288

Swap agreements	(1,335,449)	-	-	-	(1,335,449)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	-	(270,311)	-	-	(270,311)

Futures contracts	-	-	-	(4,248,866)	(4,248,866)

Options purchased(a)	-	-	1,645,260	-	1,645,260

Options written	-	-	(371,079)	-	(371,079)

Total	$(1,335,449)	$26,354	$215,245	$6,484,814	$5,390,964

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Equity Options Purchased	Index Options Purchased	Equity Options Written	Index Options Written	Swap Agreements
Average notional value	$22,835,479	$1,208,571,562	$42,473,850	$26,098,417	$60,898,500	$17,861,667	$99,357,390
Average contracts	–	–	8,474	63	9,369	41	–

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,774.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate

39	Invesco Core Plus Bond Fund

by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

	Capital Loss Carryforward*
Expiration		Short-Term	Long-Term	Total
Not subject to expiration		$297,729,447	$63,001,385	$360,730,832
*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $1,813,259,795 and $2,114,095,359, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$14,751,562

Aggregate unrealized (depreciation) of investments	(377,550,563)

Net unrealized appreciation (depreciation) of investments	$(362,799,001)

Cost of investments for tax purposes is $6,221,314,402.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	15,291,557	$139,716,803	19,627,235	$206,578,400

Class C	491,363	4,523,650	903,781	9,532,418

Class R	372,823	3,433,757	760,428	7,968,829

Class Y	31,556,349	291,343,039	57,895,532	608,845,308

Class R5	92,541	854,299	723,728	7,544,397

Class R6	22,252,678	204,527,222	44,723,131	472,163,860

Issued as reinvestment of dividends:
Class A	2,583,664	23,579,981	3,959,645	41,638,848

Class C	91,705	836,494	161,155	1,708,395

Class R	59,366	541,619	83,451	876,070

Class Y	1,500,933	13,707,863	2,948,242	31,219,691

Class R5	36,013	328,348	48,507	505,837

Class R6	5,927,696	54,028,458	9,392,012	98,511,714

Automatic conversion of Class C shares to Class A shares:
Class A	192,707	1,768,143	511,438	5,340,987

Class C	(192,730)	(1,768,143)	(511,675)	(5,340,987)

40	Invesco Core Plus Bond Fund

		Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(14,704,736)	$(134,444,708)	(28,299,228)	$(291,609,806)

Class C	(829,958)	(7,605,124)	(2,639,087)	(27,348,301)

Class R	(326,941)	(2,986,550)	(690,586)	(7,208,371)

Class Y	(32,518,883)	(296,686,666)	(82,739,710)	(855,332,956)

Class R5	(95,314)	(881,987)	(456,933)	(4,683,925)

Class R6	(25,583,205)	(234,068,086)	(58,455,166)	(601,044,666)

Net increase (decrease) in share activity	6,197,628	$60,748,412	(32,054,100)	$(300,134,258)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 53% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 6% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

41	Invesco Core Plus Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$997.20	$3.71	$1,021.08	$3.76	0.75%
Class C	1,000.00	992.30	7.41	1,017.36	7.50	1.50
Class R	1,000.00	994.80	4.95	1,019.84	5.01	1.00
Class Y	1,000.00	997.40	2.48	1,022.32	2.51	0.50
Class R5	1,000.00	997.40	2.48	1,022.32	2.51	0.50
Class R6	1,000.00	997.50	2.28	1,022.51	2.31	0.46

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

42	Invesco Core Plus Bond Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	CPB-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Discovery Fund

Nasdaq:

A: OPOCX ∎ C: ODICX ∎ R: ODINX ∎ Y: ODIYX ∎ R5: DIGGX ∎ R6: ODIIX

2	Fund Performance
4	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.34%
Class C Shares	0.96
Class R Shares	1.20
Class Y Shares	1.46
Class R5 Shares	1.51
Class R6 Shares	1.53
S&P 500 Index▼	1.26
Russell 2000 Growth Index▼	3.06
Russell 2000 Index▼	3.63

Source(s): ▼RIMES Technologies Corp.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks. The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Discovery Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (9/11/86)	10.39%
10 Years	11.39
5 Years	9.06
1 Year	-16.56

Class C Shares
Inception (10/2/95)	7.98%
10 Years	11.34
5 Years	9.47
1 Year	-13.24

Class R Shares
Inception (3/1/01)	8.02%
10 Years	11.72
5 Years	10.01
1 Year	-11.93

Class Y Shares
Inception (6/1/94)	9.14%
10 Years	12.29
5 Years	10.57
1 Year	-11.49

Class R5 Shares
10 Years	12.15%
5 Years	10.57
1 Year	-11.42

Class R6 Shares
Inception (1/27/12)	12.79%
10 Years	12.48
5 Years	10.73
1 Year	-11.38

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Discovery Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Discovery Fund. The Fund was subsequently renamed the Invesco Discovery Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Discovery Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.29%
Aerospace & Defense–2.85%
Curtiss-Wright Corp.	380,580	$66,521,578

Hexcel Corp.	502,523	36,659,053

		103,180,631

Apparel Retail–1.04%
Boot Barn Holdings, Inc.(b)	484,496	37,524,215

Apparel, Accessories & Luxury Goods–1.72%
Oxford Industries, Inc.	528,964	62,211,456

Application Software–7.81%
Box, Inc., Class A(b)	1,060,638	35,372,277

Confluent, Inc., Class A(b)	492,677	12,016,392

Five9, Inc.(b)	56,692	3,741,672

HashiCorp, Inc., Class A(b)(c)	319,203	9,320,727

Manhattan Associates, Inc.(b)	495,512	71,229,850

Paylocity Holding Corp.(b)	275,747	53,111,630

Samsara, Inc., Class A(b)	957,795	15,956,865

Smartsheet, Inc., Class A(b)	839,136	36,938,767

Sprout Social, Inc., Class A(b)	740,790	45,173,374

		282,861,554

Asset Management & Custody Banks–1.90%
Hamilton Lane, Inc., Class A	882,599	68,666,202

Auto Parts & Equipment–1.37%
Visteon Corp.(b)	295,957	49,436,657

Biotechnology–3.41%
Apellis Pharmaceuticals, Inc.(b)	213,485	13,978,998

Cytokinetics, Inc.(b)	317,505	13,767,017

Halozyme Therapeutics, Inc.(b)	1,392,293	66,816,141

IVERIC bio, Inc.(b)	696,264	14,468,366

Karuna Therapeutics, Inc.(b)	71,674	14,293,229

		123,323,751

Casinos & Gaming–1.85%
DraftKings, Inc., Class A(b)	753,191	14,205,182

Red Rock Resorts, Inc., Class A	1,205,159	52,629,294

		66,834,476

Commodity Chemicals–0.99%
Olin Corp.	621,097	35,868,352

Construction & Engineering–5.45%
Comfort Systems USA, Inc.	304,407	44,272,954

Valmont Industries, Inc.	198,028	62,840,225

WillScot Mobile Mini Holdings Corp.(b)	1,758,237	90,373,382

		197,486,561

Data Processing & Outsourced Services–2.85%
ExlService Holdings, Inc.(b)	357,537	58,818,412

WNS (Holdings) Ltd., ADR (India)(b)	512,574	44,552,932

		103,371,344

Distillers & Vintners–1.09%
MGP Ingredients, Inc.	389,018	39,461,986

	Shares	Value

Education Services–0.72%
Duolingo, Inc.(b)	287,885	$26,137,079

Electrical Components & Equipment–1.12%
Atkore, Inc.(b)	128,904	18,822,562

Shoals Technologies Group, Inc., Class A(b)	891,455	21,876,306

		40,698,868

Electronic Equipment & Instruments–2.30%
Badger Meter, Inc.	153,227	18,635,468

Novanta, Inc.(b)	412,634	64,746,401

		83,381,869

Environmental & Facilities Services–3.28%
Casella Waste Systems, Inc., Class A(b)	709,381	55,204,030

Clean Harbors, Inc.(b)	481,003	63,526,066

		118,730,096

Food Distributors–1.34%
Performance Food Group Co.(b)	858,830	48,601,190

Footwear–2.27%
Crocs, Inc.(b)	235,941	28,716,379

Deckers Outdoor Corp.(b)	94,761	39,453,742

On Holding AG, Class A (Switzerland)(b)	647,166	14,153,521

		82,323,642

Health Care Equipment–6.89%
AtriCure, Inc.(b)	333,491	12,839,403

Axonics, Inc.(b)	898,525	53,992,367

Globus Medical, Inc., Class A(b)	61,185	3,569,533

Inari Medical, Inc.(b)	356,327	20,046,957

Inspire Medical Systems, Inc.(b)	303,240	78,821,173

iRhythm Technologies, Inc.(b)	171,014	20,124,928

Shockwave Medical, Inc.(b)	281,019	53,461,055

TransMedics Group, Inc.(b)	82,068	6,571,185

		249,426,601

Health Care Facilities–2.31%
Acadia Healthcare Co., Inc.(b)	566,727	41,093,375

Encompass Health Corp.	149,477	8,448,440

Surgery Partners, Inc.(b)	1,020,281	34,128,399

		83,670,214

Health Care Services–1.82%
AMN Healthcare Services, Inc.(b)	133,537	12,019,665

Option Care Health, Inc.(b)	1,060,341	32,520,659

Privia Health Group, Inc.(b)	760,097	21,229,509

		65,769,833

Health Care Supplies–0.73%
Lantheus Holdings, Inc.(b)	125,850	9,307,866

Silk Road Medical, Inc.(b)	320,682	16,992,939

		26,300,805

Health Care Technology–0.89%
Evolent Health, Inc., Class A(b)	916,160	32,074,762

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Discovery Fund

	Shares	Value

Homebuilding–0.76%
Taylor Morrison Home Corp., Class A(b)	767,353	$27,494,258

Industrial Machinery–2.08%
Chart Industries, Inc.(b)	207,351	27,681,358

ESAB Corp.	313,907	18,410,646

Evoqua Water Technologies Corp.(b)	51,122	2,482,484

RBC Bearings, Inc.(b)	116,123	26,686,227

		75,260,715

Investment Banking & Brokerage–0.99%
Evercore, Inc., Class A	274,695	36,034,490

Leisure Facilities–1.09%
Planet Fitness, Inc., Class A(b)	487,354	39,500,042

Life Sciences Tools & Services–3.04%
10X Genomics, Inc., Class A(b)	184,240	8,755,085

Medpace Holdings, Inc.(b)	303,670	58,875,539

Repligen Corp.(b)	243,168	42,401,204

		110,031,828

Movies & Entertainment–1.19%
World Wrestling Entertainment, Inc., Class A	512,614	43,059,576

Oil & Gas Equipment & Services–1.01%
TechnipFMC PLC (United Kingdom)(b)	1,180,019	18,042,490

Weatherford International PLC(b)	280,224	18,668,523

		36,711,013

Oil & Gas Exploration & Production–3.13%
Matador Resources Co.	1,173,250	63,109,117

PDC Energy, Inc.	670,256	44,980,880

SM Energy Co.	175,474	5,178,238

		113,268,235

Oil & Gas Refining & Marketing–0.66%
PBF Energy, Inc., Class A	545,508	23,844,155

Oil & Gas Storage & Transportation–0.50%
New Fortress Energy, Inc.	543,540	17,931,385

Paper Packaging–0.93%
Graphic Packaging Holding Co.	1,421,762	33,837,935

Personal Products–1.58%
elf Beauty, Inc.(b)	766,865	57,323,159

Pharmaceuticals–1.19%
Harmony Biosciences Holdings, Inc.(b)	439,457	19,349,292

Intra-Cellular Therapies, Inc.(b)	487,273	23,890,995

		43,240,287

Property & Casualty Insurance–2.09%
Hanover Insurance Group, Inc. (The)	71,359	9,953,153

Kinsale Capital Group, Inc.	205,821	65,595,153

		75,548,306

Regional Banks–1.32%
Pinnacle Financial Partners, Inc.	253,170	18,757,365

Wintrust Financial Corp.	316,407	29,150,577

		47,907,942

	Shares	Value

Research & Consulting Services–0.95%
KBR, Inc.	626,019	$34,499,907

Restaurants–1.04%
Wingstop, Inc.	220,209	37,512,603

Semiconductor Equipment–0.90%
Axcelis Technologies, Inc.(b)	253,570	32,593,888

Semiconductors–8.85%
Allegro MicroSystems, Inc. (Japan)(b)	701,687	30,649,688

Diodes, Inc.(b)	297,613	27,288,136

Impinj, Inc.(b)	683,520	90,648,422

Lattice Semiconductor Corp.(b)	1,067,699	90,711,707

MACOM Technology Solutions Holdings, Inc.(b)	413,903	28,368,912

Power Integrations, Inc.	206,422	16,978,210

Silicon Laboratories, Inc.(b)	201,033	35,890,421

		320,535,496

Soft Drinks–0.82%
Celsius Holdings, Inc.(b)	327,951	29,777,951

Specialized REITs–0.49%
Outfront Media, Inc.	1,018,730	17,776,838

Specialty Chemicals–1.46%
Ingevity Corp.(b)	210,032	17,340,242

Livent Corp.(b)	1,518,945	35,619,260

		52,959,502

Specialty Stores–1.05%
Academy Sports & Outdoors, Inc.	641,406	37,939,165

Steel–1.52%
ATI, Inc.(b)	927,880	37,718,322

Commercial Metals Co.	335,713	17,373,148

		55,091,470

Systems Software–1.27%
CyberArk Software Ltd.(b)	221,534	32,071,477

Gitlab, Inc., Class A(b)	319,387	14,065,804

		46,137,281

Trading Companies & Distributors–2.23%
Applied Industrial Technologies, Inc.	84,603	12,086,384

H&E Equipment Services, Inc.	878,926	48,780,393

Herc Holdings, Inc.	138,639	19,907,174

		80,773,951

Trucking–1.15%
Saia, Inc.(b)	153,291	41,521,933

Total Common Stocks & Other Equity Interests (Cost $2,855,522,134)		3,595,455,455

Money Market Funds–1.44%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e)	18,279,771	18,279,771

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(d)(e)	13,052,858	13,055,469

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Discovery Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.50%(d)(e)	20,891,166	$20,891,166

Total Money Market Funds (Cost $52,226,406)		52,226,406

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.73% (Cost $2,907,748,540)		3,647,681,861

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.03%
Invesco Private Government Fund, 4.58%(d)(e)(f)	273,382	273,382

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 4.83%(d)(e)(f)	702,842	$702,983

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $976,385)		976,365

TOTAL INVESTMENTS IN SECURITIES–100.76% (Cost $2,908,724,925)		3,648,658,226

OTHER ASSETS LESS LIABILITIES–(0.76)%		(27,398,153)

NET ASSETS–100.00%		$3,621,260,073

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$41,276,475	$229,486,225	$(252,482,929)	$-	$-	$18,279,771	$574,490
Invesco Liquid Assets Portfolio, Institutional Class	27,605,645	163,918,732	(178,468,942)	(9,257)	9,291	13,055,469	404,851
Invesco Treasury Portfolio, Institutional Class	47,173,115	262,269,970	(288,551,919)	-	-	20,891,166	655,461
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	579,616	4,121,550	(4,427,784)	-	-	273,382	2,626*
Invesco Private Prime Fund	1,490,441	10,598,275	(11,385,867)	(20)	154	702,983	7,106*
Total	$118,125,292	$670,394,752	$(735,317,441)	$(9,277)	$9,445	$53,202,771	$1,644,534

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Discovery Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Information Technology	23.99%

Health Care	20.27

Industrials	19.11

Consumer Discretionary	12.89

Financials	6.30

Energy	5.30

Materials	4.91

Consumer Staples	4.84

Other Sectors, Each Less than 2% of Net Assets	1.68

Money Market Funds Plus Other Assets Less Liabilities	0.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Discovery Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 2,855,522,134)*	$3,595,455,455

Investments in affiliated money market funds, at value (Cost $ 53,202,791)	53,202,771

Cash	1,000,000

Receivable for:
Investments sold	49,134,343

Fund shares sold	2,907,226

Dividends	1,020,744

Investment for trustee deferred compensation and retirement plans	148,094

Other assets	134,088

Total assets	3,703,002,721

Liabilities:
Payable for:
Investments purchased	71,049,117

Fund shares reacquired	7,771,044

Collateral upon return of securities loaned	976,385

Accrued fees to affiliates	1,480,069

Accrued trustees’ and officers’ fees and benefits	47,526

Accrued other operating expenses	216,263

Trustee deferred compensation and retirement plans	202,244

Total liabilities	81,742,648

Net assets applicable to shares outstanding	$3,621,260,073

Net assets consist of:
Shares of beneficial interest	$3,193,697,123

Distributable earnings	427,562,950

$3,621,260,073

Net Assets:
Class A	$1,385,812,286

Class C	$29,611,052

Class R	$40,233,047

Class Y	$1,445,785,975

Class R5	$1,339,121

Class R6	$718,478,592

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	18,096,691

Class C	787,242

Class R	611,126

Class Y	15,304,715

Class R5	17,227

Class R6	7,354,815

Class A:
Net asset value per share	$76.58

Maximum offering price per share (Net asset value of $76.58 ÷ 94.50%)	$81.04

Class C:
Net asset value and offering price per share	$37.61

Class R:
Net asset value and offering price per share	$65.83

Class Y:
Net asset value and offering price per share	$94.47

Class R5:
Net asset value and offering price per share	$77.73

Class R6:
Net asset value and offering price per share	$97.69

*	At February 28, 2023, security with a value of $966,520 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Discovery Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Dividends	$10,873,565

Dividends from affiliated money market funds (includes net securities lending income of $(315))	1,634,487

Total investment income	12,508,052

Expenses:
Advisory fees	10,500,977

Administrative services fees	256,114

Custodian fees	12,099

Distribution fees:
Class A	1,608,345

Class C	152,103

Class R	99,399

Transfer agent fees – A, C, R and Y	2,410,125

Transfer agent fees – R5	375

Transfer agent fees – R6	89,606

Trustees’ and officers’ fees and benefits	28,779

Registration and filing fees	134,605

Reports to shareholders	100,143

Professional services fees	32,856

Other	19,831

Total expenses	15,445,357

Less: Fees waived and/or expense offset arrangement(s)	(83,173)

Net expenses	15,362,184

Net investment income (loss)	(2,854,132)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(82,634,904)

Affiliated investment securities	9,445

(82,625,459)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	135,582,587

Affiliated investment securities	(9,277)

135,573,310

Net realized and unrealized gain	52,947,851

Net increase in net assets resulting from operations	$50,093,719

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Discovery Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28,	August 31,
	2023	2022

Operations:
Net investment income (loss)	$(2,854,132)	$(15,846,365)

Net realized gain (loss)	(82,625,459)	(99,418,822)

Change in net unrealized appreciation (depreciation)	135,573,310	(1,093,338,447)

Net increase (decrease) in net assets resulting from operations	50,093,719	(1,208,603,634)

Distributions to shareholders from distributable earnings:
Class A	–	(354,060,785)

Class C	–	(15,739,383)

Class R	–	(11,989,177)

Class Y	–	(268,868,549)

Class R5	–	(2,650,365)

Class R6	–	(81,370,610)

Total distributions from distributable earnings	–	(734,678,869)

Share transactions–net:
Class A	(57,453,593)	220,367,991

Class C	(3,720,739)	6,122,111

Class R	(1,709,604)	4,679,546

Class Y	(105,602,413)	523,205,689

Class R5	177,404	(10,267,213)

Class R6	127,414,697	259,920,043

Net increase (decrease) in net assets resulting from share transactions	(40,894,248)	1,004,028,167

Net increase (decrease) in net assets	9,199,471	(939,254,336)

Net assets:
Beginning of period	3,612,060,602	4,551,314,938

End of period	$3,621,260,073	$3,612,060,602

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Discovery Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/23	$ 75.57	$(0.12)	$ 1.13	$ 1.01	$ –	$ 76.58	1.34	%(e)	$1,385,812	1.04	%(e)(f)	1.04	%(e)(f)	(0.33	)%(e)(f)	37%
Year ended 08/31/22	124.56	(0.49)	(27.15)	(27.64)	(21.35)	75.57	(26.13	)(e)	1,425,847	1.02	(e)	1.02	(e)	(0.54	)(e)	84
Year ended 08/31/21	101.13	(0.85)	36.59	35.74	(12.31)	124.56	37.24	(e)	2,090,984	1.01	(e)	1.01	(e)	(0.74	)(e)	61
Year ended 08/31/20	84.02	(0.59)	22.93	22.34	(5.23)	101.13	28.07	(e)	1,656,602	1.05	(e)	1.05	(e)	(0.71	)(e)	76
Eleven months ended 08/31/19	94.78	(0.50)	1.69	1.19	(11.95)	84.02	4.57		1,432,064	1.08	(f)	1.08	(f)	(0.70	)(f)	83
Year ended 09/30/18	81.76	(0.65)	23.33	22.68	(9.66)	94.78	30.77		1,442,859	1.07		1.07		(0.76)		91
Year ended 09/30/17	71.38	(0.53)	13.84	13.31	(2.93)	81.76	19.44	(g)	1,208,643	1.10		1.11		(0.72)		107
Class C
Six months ended 02/28/23	37.26	(0.20)	0.55	0.35	–	37.61	0.94		29,611	1.80	(f)	1.80	(f)	(1.09	)(f)	37
Year ended 08/31/22	73.13	(0.63)	(13.89)	(14.52)	(21.35)	37.26	(26.68)		33,135	1.78		1.78		(1.30)		84
Year ended 08/31/21	64.09	(1.03)	22.38	21.35	(12.31)	73.13	36.20		56,388	1.78		1.78		(1.51)		61
Year ended 08/31/20	55.50	(0.79)	14.61	13.82	(5.23)	64.09	27.08		74,315	1.82		1.82		(1.48)		76
Eleven months ended 08/31/19	67.90	(0.70)	0.25	(0.45)	(11.95)	55.50	3.84		78,075	1.84	(f)	1.84	(f)	(1.47	)(f)	83
Year ended 09/30/18	61.61	(0.94)	16.89	15.95	(9.66)	67.90	29.78		159,027	1.83		1.83		(1.52)		91
Year ended 09/30/17	54.91	(0.83)	10.46	9.63	(2.93)	61.61	18.52	(g)	139,622	1.86		1.86		(1.48)		107
Class R
Six months ended 02/28/23	65.06	(0.18)	0.95	0.77	–	65.83	1.18		40,233	1.30	(f)	1.30	(f)	(0.59	)(f)	37
Year ended 08/31/22	110.57	(0.64)	(23.52)	(24.16)	(21.35)	65.06	(26.31)		41,445	1.28		1.28		(0.80)		84
Year ended 08/31/21	91.16	(1.03)	32.75	31.72	(12.31)	110.57	36.89		64,908	1.28		1.28		(1.01)		61
Year ended 08/31/20	76.43	(0.74)	20.70	19.96	(5.23)	91.16	27.72		53,981	1.32		1.32		(0.98)		76
Eleven months ended 08/31/19	87.70	(0.62)	1.30	0.68	(11.95)	76.43	4.32		53,737	1.33	(f)	1.33	(f)	(0.96	)(f)	83
Year ended 09/30/18	76.52	(0.81)	21.65	20.84	(9.66)	87.70	30.43		54,734	1.33		1.33		(1.02)		91
Year ended 09/30/17	67.17	(0.68)	12.96	12.28	(2.93)	76.52	19.11	(g)	48,470	1.37		1.37		(0.98)		107
Class Y
Six months ended 02/28/23	93.12	(0.04)	1.39	1.35	–	94.47	1.45		1,445,786	0.80	(f)	0.80	(f)	(0.09	)(f)	37
Year ended 08/31/22	147.99	(0.33)	(33.19)	(33.52)	(21.35)	93.12	(25.94)		1,532,285	0.78		0.78		(0.30)		84
Year ended 08/31/21	117.95	(0.69)	43.04	42.35	(12.31)	147.99	37.56		1,769,717	0.78		0.78		(0.51)		61
Year ended 08/31/20	96.93	(0.46)	26.71	26.25	(5.23)	117.95	28.37		1,316,860	0.82		0.82		(0.48)		76
Eleven months ended 08/31/19	106.92	(0.38)	2.34	1.96	(11.95)	96.93	4.80		882,530	0.84	(f)	0.84	(f)	(0.47	)(f)	83
Year ended 09/30/18	90.84	(0.51)	26.25	25.74	(9.66)	106.92	31.07		791,784	0.84		0.84		(0.53)		91
Year ended 09/30/17	78.81	(0.39)	15.35	14.96	(2.93)	90.84	19.70	(g)	518,827	0.87		0.87		(0.48)		107
Class R5
Six months ended 02/28/23	76.48	0.01	1.24	1.25	–	77.73	1.63		1,339	0.69	(f)	0.69	(f)	0.02	(f)	37
Year ended 08/31/22	125.62	(0.28)	(27.51)	(27.79)	(21.35)	76.48	(26.01)		1,139	0.71		0.71		(0.23)		84
Year ended 08/31/21	101.62	(0.52)	36.83	36.31	(12.31)	125.62	37.67		15,580	0.72		0.72		(0.45)		61
Year ended 08/31/20	84.11	(0.27)	23.01	22.74	(5.23)	101.62	28.54		15,413	0.68		0.68		(0.34)		76
Period ended 08/31/19(h)	77.56	(0.08)	6.63	6.55	–	84.11	8.44		11	0.71	(f)	0.71	(f)	(0.34	)(f)	83
Class R6
Six months ended 02/28/23	96.23	0.03	1.43	1.46	–	97.69	1.52		718,479	0.66	(f)	0.66	(f)	0.05	(f)	37
Year ended 08/31/22	152.02	(0.19)	(34.25)	(34.44)	(21.35)	96.23	(25.85)		578,210	0.65		0.65		(0.17)		84
Year ended 08/31/21	120.70	(0.50)	44.13	43.63	(12.31)	152.02	37.78		553,738	0.63		0.63		(0.36)		61
Year ended 08/31/20	98.92	(0.30)	27.31	27.01	(5.23)	120.70	28.58		329,915	0.65		0.65		(0.31)		76
Eleven months ended 08/31/19	108.66	(0.25)	2.46	2.21	(11.95)	98.92	4.96		269,645	0.67	(f)	0.67	(f)	(0.30	)(f)	83
Year ended 09/30/18	92.03	(0.35)	26.64	26.29	(9.66)	108.66	31.29		254,704	0.67		0.67		(0.36)		91
Year ended 09/30/17	79.66	(0.25)	15.55	15.30	(2.93)	92.03	19.92	(g)	153,563	0.68		0.68		(0.30)		107

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the eleven months ended August 31, 2019 and the years ended September 30, 2019, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ending February 28, 2023 and year ended August 31, 2022 and 0.23% for the years ended August 31, 2021 and 2020.

(f)	Annualized.
(g)	The return does not include adjustments in accordance with generally accepted accounting principles required at the period end for financial reporting purposes.
(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Discovery Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Discovery Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Discovery Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

13	Invesco Discovery Fund

J.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $700 million	0.600%

Next $3.5 billion	0.580%

Over $5 billion	0.550%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $54,264.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $27,675 in front-end sales commissions from the sale of Class A shares and $0 and $139 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2023, the Fund incurred $29,734 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

14	Invesco Discovery Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,595,455,455	$–	$–	$3,595,455,455

Money Market Funds	52,226,406	976,365	–	53,202,771

Total Investments	$3,647,681,861	$976,365	$–	$3,648,658,226

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $28,909.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $1,336,311,499 and $1,293,049,295, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$783,269,630

Aggregate unrealized (depreciation) of investments	(69,502,223)

Net unrealized appreciation of investments	$713,767,407

Cost of investments for tax purposes is $2,934,890,819.

15	Invesco Discovery Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	485,522	$36,142,771	1,208,272	$116,489,369

Class C	41,994	1,540,733	85,337	3,993,568

Class R	28,997	1,846,295	101,434	8,019,432

Class Y	2,918,658	266,891,480	8,720,576	964,036,930

Class R5	4,520	342,398	19,628	2,068,656

Class R6	1,936,978	183,203,475	2,733,589	296,912,306

Issued as reinvestment of dividends:
Class A	-	-	3,477,493	341,211,448

Class C	-	-	315,765	15,355,670

Class R	-	-	141,026	11,932,191

Class Y	-	-	1,887,533	227,806,408

Class R5	-	-	26,687	2,648,184

Class R6	-	-	633,504	78,934,555

Automatic conversion of Class C shares to Class A shares:
Class A	19,625	1,460,419	53,151	4,874,729
Class C	(39,891)	(1,460,419)	(104,647)	(4,874,729)

Reacquired:
Class A	(1,275,236)	(95,056,783)	(2,659,455)	(242,207,555)

Class C	(104,107)	(3,801,053)	(178,287)	(8,352,398)

Class R	(54,930)	(3,555,899)	(192,450)	(15,272,077)

Class Y	(4,068,689)	(372,493,893)	(6,111,474)	(668,637,649)

Class R5	(2,183)	(164,994)	(155,453)	(14,984,053)

Class R6	(590,637)	(55,788,778)	(1,001,122)	(115,926,818)

Net increase (decrease) in share activity	(699,379)	$(40,894,248)	9,001,107	$1,004,028,167

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Discovery Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,013.40	$5.19	$1,019.64	$5.21	1.04%
Class C	1,000.00	1,009.40	8.97	1,015.87	9.00	1.80
Class R	1,000.00	1,011.80	6.48	1,018.35	6.51	1.30
Class Y	1,000.00	1,014.50	4.00	1,020.83	4.01	0.80
Class R5	1,000.00	1,016.30	3.45	1,021.37	3.46	0.69
Class R6	1,000.00	1,015.20	3.30	1,021.52	3.31	0.66

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Discovery Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-DIS-SAR-1

Semiannual Report to Shareholders	February 28, 2023
Invesco Equally-Weighted S&P 500 Fund

Nasdaq:

A: VADAX ∎ C: VADCX ∎ R: VADRX ∎ Y: VADDX ∎ R6: VADFX

2	Fund Performance

4	Schedule of Investments

13	Financial Statements

16	Financial Highlights

17	Notes to Financial Statements

23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.93%
Class C Shares	4.54
Class R Shares	4.79
Class Y Shares	5.07
Class R6 Shares	5.11
S&P 500 Index▼ (Broad Market Index)	1.26
S&P 500 Equal Weight Index▼ (Style-Specific Index)	5.23
Lipper Multi-Cap Core Funds Index∎ (Peer Group Index)	2.82
Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The S&P 500® Equal Weight Index is the equally weighted version of the S&P 500® Index, which is considered representative of the US stock market.

The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multicap core funds tracked by Lipper.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equally-Weighted S&P 500 Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	8.74%
10 Years	10.74
5 Years	8.15
1 Year	-8.89

Class C Shares
Inception (7/28/97)	8.72%
10 Years	10.72
5 Years	8.58
1 Year	-5.19

Class R Shares
Inception (3/31/08)	9.85%
10 Years	11.09
5 Years	9.11
1 Year	-3.82

Class Y Shares
Inception (7/28/97)	9.24%
10 Years	11.64
5 Years	9.66
1 Year	-3.33

Class R6 Shares
Inception (9/24/12)	12.20%
10 Years	11.76
5 Years	9.78
1 Year	-3.23

Returns above include the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.

Effective June 1, 2010, Class A, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Equally-Weighted S&P 500 Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Equally-Weighted S&P 500 Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C and Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equally-Weighted S&P 500 Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–99.77%
Advertising–0.45%
Interpublic Group of Cos., Inc. (The)	389,710	$ 13,850,293
Omnicom Group, Inc.	165,212	14,963,251
		28,813,544

Aerospace & Defense–1.98%
Boeing Co. (The)(b)(c)	69,656	14,039,167
General Dynamics Corp.	51,502	11,737,821
Howmet Aerospace, Inc.	334,819	14,122,666
Huntington Ingalls Industries, Inc.	54,522	11,733,134
L3Harris Technologies, Inc.	59,032	12,466,968
Lockheed Martin Corp.	25,501	12,094,104
Northrop Grumman Corp.	23,293	10,810,514
Raytheon Technologies Corp.	129,471	12,699,810
Textron, Inc.	177,425	12,868,635
TransDigm Group, Inc.	20,301	15,101,305
		127,674,124

Agricultural & Farm Machinery–0.18%
Deere & Co.	28,390	11,902,224

Agricultural Products–0.17%
Archer-Daniels-Midland Co.	138,475	11,022,610

Air Freight & Logistics–0.83%
C.H. Robinson Worldwide, Inc.	133,506	13,345,260
Expeditors International of Washington, Inc.	117,905	12,328,147
FedEx Corp.	73,830	15,003,732
United Parcel Service, Inc., Class B	71,623	13,070,481
		53,747,620

Airlines–1.07%
Alaska Air Group, Inc.(b)	285,528	13,656,804
American Airlines Group, Inc.(b)(c)	924,379	14,771,577
Delta Air Lines, Inc.(b)	369,824	14,179,052
Southwest Airlines Co.	334,731	11,240,267
United Airlines Holdings, Inc.(b)	290,417	15,090,067
		68,937,767

Alternative Carriers–0.12%
Lumen Technologies, Inc.(c)	2,317,510	7,879,534

Apparel Retail–0.38%
Ross Stores, Inc.	110,741	12,241,310
TJX Cos., Inc. (The)	162,991	12,485,111
		24,726,421

Apparel, Accessories & Luxury Goods–0.62%
Ralph Lauren Corp.(c)	116,316	13,747,388
Tapestry, Inc.	343,754	14,956,736
VF Corp.	451,174	11,198,139
		39,902,263

Application Software–2.51%
Adobe, Inc.(b)	37,602	12,181,168
ANSYS, Inc.(b)	51,301	15,575,497

	Shares	Value
Application Software–(continued)

Autodesk, Inc.(b)	65,479	$ 13,010,022

Cadence Design Systems, Inc.(b)	77,736	14,998,384

Ceridian HCM Holding, Inc.(b)(c)	196,042	14,297,343

Intuit, Inc.	31,016	12,629,095

Paycom Software, Inc.(b)	39,459	11,406,019

PTC, Inc.(b)	104,985	13,157,770

Roper Technologies, Inc.	28,643	12,322,219

salesforce.com, inc.(b)	95,387	15,606,267

Synopsys, Inc.(b)	38,136	13,872,351
Tyler Technologies, Inc.(b)	38,365	12,324,756
		161,380,891

Asset Management & Custody Banks–1.65%

Ameriprise Financial, Inc.	38,687	13,264,612

Bank of New York Mellon Corp. (The)	284,570	14,478,922

BlackRock, Inc.	17,489	12,057,441

Franklin Resources, Inc.(c)	478,493	14,101,189

Invesco Ltd.(d)	693,358	12,244,702

Northern Trust Corp.	144,812	13,796,239

State Street Corp.	160,991	14,276,682
T. Rowe Price Group, Inc.(c)	106,176	11,921,441
		106,141,228

Auto Parts & Equipment–0.49%

Aptiv PLC(b)	133,981	15,579,311
BorgWarner, Inc.	314,384	15,807,227
		31,386,538

Automobile Manufacturers–0.61%

Ford Motor Co.	965,335	11,651,593

General Motors Co.(e)	332,370	12,876,014
Tesla, Inc.(b)	71,059	14,617,547
		39,145,154

Automotive Retail–0.79%

Advance Auto Parts, Inc.	87,205	12,641,237

AutoZone, Inc.(b)	5,019	12,479,944

CarMax, Inc.(b)(c)	193,655	13,369,941
O’Reilly Automotive, Inc.(b)	14,916	12,381,772
		50,872,894

Biotechnology–1.42%

AbbVie, Inc.	76,356	11,751,188

Amgen, Inc.	44,595	10,330,878

Biogen, Inc.(b)	43,460	11,728,116

Gilead Sciences, Inc.	144,630	11,647,054

Incyte Corp.(b)	154,519	11,894,873

Moderna, Inc.(b)	71,740	9,958,229

Regeneron Pharmaceuticals, Inc.(b)	16,432	12,495,221
Vertex Pharmaceuticals, Inc.(b)	39,705	11,525,964
		91,331,523

Brewers–0.20%

Molson Coors Beverage Co., Class B	242,530	12,900,171

Broadcasting–0.44%

Fox Corp., Class A	283,638	9,933,003

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Broadcasting–(continued)

Fox Corp., Class B	130,651	$ 4,213,495
Paramount Global, Class B(c)	668,934	14,328,566
		28,475,064

Building Products–1.24%

A.O. Smith Corp.	213,596	14,018,306

Allegion PLC	116,587	13,140,521

Carrier Global Corp.	295,749	13,317,577

Johnson Controls International PLC	193,449	12,133,121

Masco Corp.	257,971	13,525,420
Trane Technologies PLC	72,595	13,427,897
		79,562,842

Cable & Satellite–0.55%
Charter Communications, Inc., Class A(b)(c)	32,617	11,990,335

Comcast Corp., Class A(c)	360,225	13,389,563
DISH Network Corp., Class A(b)(c)	863,170	9,848,770
		35,228,668

Casinos & Gaming–0.92%

Caesars Entertainment, Inc.(b)	257,866	13,089,278

Las Vegas Sands Corp.(b)	264,314	15,190,126

MGM Resorts International	350,018	15,054,274

Wynn Resorts Ltd.(b)	147,118	15,943,178
		59,276,856

Commodity Chemicals–0.45%

Dow, Inc.	249,049	14,245,603

LyondellBasell Industries N.V., Class A	153,427	14,727,458
		28,973,061

Communications Equipment–0.98%

Arista Networks, Inc.(b)	99,477	13,797,460

Cisco Systems, Inc.	262,549	12,712,622

F5, Inc.(b)	85,111	12,169,171

Juniper Networks, Inc.	392,931	12,094,416

Motorola Solutions, Inc.	46,660	12,262,715
		63,036,384

Computer & Electronics Retail–0.20%

Best Buy Co., Inc.	155,520	12,925,267

Construction & Engineering–0.22%

Quanta Services, Inc.	85,886	13,862,000

Construction Machinery & Heavy Trucks–0.82%

Caterpillar, Inc.	54,366	13,023,375

Cummins, Inc.	52,362	12,728,155

PACCAR, Inc.	188,472	13,607,679

Wabtec Corp.	126,737	13,222,471
		52,581,680

Construction Materials–0.39%

Martin Marietta Materials, Inc.	34,719	12,494,326

Vulcan Materials Co.	69,735	12,615,759
		25,110,085

Consumer Electronics–0.20%

Garmin Ltd.	133,885	13,138,135

Consumer Finance–0.87%
American Express Co.	82,671	14,383,928

	Shares	Value
Consumer Finance–(continued)

Capital One Financial Corp.	134,765	$ 14,700,166

Discover Financial Services	123,525	13,834,800

Synchrony Financial	362,379	12,940,554

		55,859,448

Copper–0.21%

Freeport-McMoRan, Inc.	323,957	13,272,518

Data Processing & Outsourced Services–2.19%

Automatic Data Processing, Inc.	49,468	10,874,056

Broadridge Financial Solutions, Inc.	89,530	12,604,033

Fidelity National Information Services, Inc.	181,060	11,473,772

Fiserv, Inc.(b)	126,422	14,549,908

FleetCor Technologies, Inc.(b)	69,355	14,896,761

Global Payments, Inc.	127,786	14,337,589

Jack Henry & Associates, Inc.	70,085	11,510,760

Mastercard, Inc., Class A	35,614	12,653,298

Paychex, Inc.	106,460	11,753,184

PayPal Holdings, Inc.(b)	172,939	12,728,311

Visa, Inc., Class A(c)	60,964	13,408,422

		140,790,094

Distillers & Vintners–0.37%

Brown-Forman Corp., Class B	187,326	12,151,838

Constellation Brands, Inc., Class A	52,566	11,759,014

		23,910,852

Distributors–0.61%

Genuine Parts Co.	69,807	12,346,066

LKQ Corp.	239,022	13,693,570

Pool Corp.(c)	37,544	13,397,952

		39,437,588

Diversified Banks–1.08%

Bank of America Corp.	392,931	13,477,533

Citigroup, Inc.	278,638	14,124,160

JPMorgan Chase & Co.	96,270	13,800,305

U.S. Bancorp	295,132	14,086,650

Wells Fargo & Co.	299,367	14,001,395

		69,490,043

Diversified Support Services–0.40%

Cintas Corp.	27,203	11,927,700

Copart, Inc.(b)	199,453	14,053,458

		25,981,158

Drug Retail–0.17%

Walgreens Boots Alliance, Inc.	305,853	10,866,957

Electric Utilities–3.13%

Alliant Energy Corp.	230,033	11,793,792

American Electric Power Co., Inc.	131,737	11,588,904

Constellation Energy Corp.	141,809	10,620,076

Duke Energy Corp.	126,787	11,950,943

Edison International	193,390	12,804,352

Entergy Corp.	108,866	11,199,045

Evergy, Inc.	203,929	11,993,064

Eversource Energy	151,375	11,407,620

Exelon Corp.	307,173	12,406,717

FirstEnergy Corp.	306,729	12,128,065

NextEra Energy, Inc.	150,552	10,693,709

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Electric Utilities–(continued)
NRG Energy, Inc.	394,149	$ 12,924,146
PG&E Corp.(b)(c)	818,734	12,788,625
Pinnacle West Capital Corp.	164,169	12,095,972
PPL Corp.	439,486	11,896,886
Southern Co. (The)	186,119	11,736,664
Xcel Energy, Inc.	182,176	11,763,104
		201,791,684

Electrical Components & Equipment–1.06%
AMETEK, Inc.	91,461	12,947,219
Eaton Corp. PLC	80,383	14,061,398
Emerson Electric Co.	135,080	11,172,467
Generac Holdings, Inc.(b)(c)	135,056	16,208,071
Rockwell Automation, Inc.	47,816	14,102,373
		68,491,528

Electronic Components–0.40%
Amphenol Corp., Class A	162,057	12,562,659
Corning, Inc.	385,316	13,081,478
		25,644,137

Electronic Equipment & Instruments–0.79%
Keysight Technologies, Inc.(b)	70,403	11,261,664
Teledyne Technologies, Inc.(b)	30,448	13,094,771
Trimble, Inc.(b)	221,272	11,519,420
Zebra Technologies Corp., Class A(b)	49,603	14,893,301
		50,769,156

Electronic Manufacturing Services–0.21%
TE Connectivity Ltd.	104,519	13,307,359

Environmental & Facilities Services–0.55%

Republic Services, Inc.	93,684	12,078,678

Rollins, Inc.	330,385	11,629,552

Waste Management, Inc.	76,264	11,421,297

		35,129,527

Fertilizers & Agricultural Chemicals–0.79%

CF Industries Holdings, Inc.	128,907	11,071,822

Corteva, Inc.	201,986	12,581,708
FMC Corp.	100,499	12,979,446

Mosaic Co. (The)(e)	271,803	14,457,202

		51,090,178

Financial Exchanges & Data–1.77%

Cboe Global Markets, Inc.	102,284	12,905,172

CME Group, Inc., Class A	71,146	13,187,623
FactSet Research Systems, Inc.	27,509	11,403,856
Intercontinental Exchange, Inc.	123,131	12,534,736
MarketAxess Holdings, Inc.	44,367	15,149,112
Moody’s Corp.	43,142	12,517,651
MSCI, Inc.	25,069	13,089,778
Nasdaq, Inc.	201,315	11,285,719

S&P Global, Inc.	35,802	12,215,643

		114,289,290

Food Distributors–0.18%
Sysco Corp.	154,727	11,537,992

Food Retail–0.18%
Kroger Co. (The)	273,792	11,811,387

	Shares	Value
Footwear–0.21%
NIKE, Inc., Class B	114,259	$ 13,572,827

Gas Utilities–0.19%
Atmos Energy Corp.	108,125	12,197,581

General Merchandise Stores–0.60%
Dollar General Corp.	52,303	11,313,139
Dollar Tree, Inc.(b)	89,405	12,988,758
Target Corp.	83,551	14,078,344
		38,380,241

Gold–0.18%
Newmont Corp.	269,409	11,748,926

Health Care Distributors–0.75%
AmerisourceBergen Corp.	76,956	11,971,275
Cardinal Health, Inc.	164,063	12,421,210
Henry Schein, Inc.(b)	156,689	12,270,316
McKesson Corp.	33,392	11,680,855
		48,343,656

Health Care Equipment–3.13%
Abbott Laboratories	115,689	11,767,885
Baxter International, Inc.	242,901	9,703,895
Becton, Dickinson and Co.	50,072	11,744,388
Boston Scientific Corp.(b)	275,214	12,857,998
DexCom, Inc.(b)	109,249	12,127,732
Edwards Lifesciences Corp.(b)	171,911	13,828,521
GE HealthCare Technologies, Inc.(b)	198,224	15,065,024
Hologic, Inc.(b)	171,934	13,692,824
IDEXX Laboratories, Inc.(b)	29,435	13,929,819
Intuitive Surgical, Inc.(b)	47,018	10,785,459
Medtronic PLC	161,892	13,404,658
ResMed, Inc.	57,917	12,336,321
STERIS PLC	66,281	12,462,816
Stryker Corp.	50,739	13,338,268
Teleflex, Inc.	50,353	11,995,595
Zimmer Biomet Holdings, Inc.	102,276	12,668,928
		201,710,131

Health Care Facilities–0.40%
HCA Healthcare, Inc.(c)	51,969	12,651,853
Universal Health Services, Inc., Class B	98,169	13,112,433
		25,764,286

Health Care REITs–0.62%
Healthpeak Properties, Inc.	501,899	12,075,690
Ventas, Inc.	280,060	13,624,919
Welltower, Inc.	190,838	14,144,912
		39,845,521

Health Care Services–0.93%
Cigna Group (The)	37,262	10,884,230
CVS Health Corp.	125,166	10,456,368
DaVita, Inc.(b)	171,147	14,078,552
Laboratory Corp. of America Holdings	52,866	12,654,006

Quest Diagnostics, Inc.	85,476	11,826,459

		59,899,615

Health Care Supplies–0.76%
Align Technology, Inc.(b)	65,796	20,363,862

Cooper Cos., Inc. (The)	40,164	13,132,423

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Health Care Supplies–(continued)
DENTSPLY SIRONA, Inc.(c)	413,324	$ 15,735,245
		49,231,530

Home Furnishings–0.20%
Mohawk Industries, Inc.(b)	125,738	12,932,153

Home Improvement Retail–0.38%
Home Depot, Inc. (The)	38,669	11,466,905
Lowe’s Cos., Inc.	63,058	12,974,184
		24,441,089

Homebuilding–0.88%
D.R. Horton, Inc.(c)	146,448	13,543,511
Lennar Corp., Class A	143,764	13,907,729
NVR, Inc.(b)	2,654	13,730,788
PulteGroup, Inc.	284,728	15,566,080
		56,748,108

Hotel & Resort REITs–0.19%
Host Hotels & Resorts, Inc.(c)	719,227	12,083,014

Hotels, Resorts & Cruise Lines–1.55%
Booking Holdings, Inc.(b)	6,134	15,482,216
Carnival Corp.(b)(c)	1,410,422	14,978,682
Expedia Group, Inc.(b)	132,984	14,491,266
Hilton Worldwide Holdings, Inc.	92,579	13,378,591
Marriott International, Inc., Class A	78,947	13,360,990
Norwegian Cruise Line Holdings Ltd.(b)(c)	828,868	12,283,824
Royal Caribbean Cruises Ltd.(b)(c)	222,347	15,706,592
		99,682,161

Household Appliances–0.19%
Whirlpool Corp.	88,472	12,207,367

Household Products–0.96%
Church & Dwight Co., Inc.	158,980	13,319,344
Clorox Co. (The)(c)	85,516	13,292,607
Colgate-Palmolive Co.	163,579	11,990,341
Kimberly-Clark Corp.	93,415	11,681,546
Procter & Gamble Co. (The)	84,304	11,596,858
		61,880,696

Housewares & Specialties–0.21%
Newell Brands, Inc.	930,402	13,667,605

Human Resource & Employment Services–0.22%
Robert Half International, Inc.	174,265	14,049,244

Hypermarkets & Super Centers–0.39%
Costco Wholesale Corp.	25,559	12,375,157
Walmart, Inc.	87,558	12,444,618
		24,819,775

Independent Power Producers & Energy Traders–0.17%

AES Corp. (The)	446,112	11,010,044

Industrial Conglomerates–0.60%

3M Co.	98,432	10,605,064
General Electric Co.	196,791	16,670,166
Honeywell International, Inc.	60,120	11,511,777
		38,787,007

	Shares	Value
Industrial Gases–0.38%
Air Products and Chemicals, Inc.	39,417	$ 11,272,474
Linde PLC (United Kingdom)	37,316	12,999,775
		24,272,249

Industrial Machinery–2.51%
Dover Corp.	92,674	13,891,833
Fortive Corp.	193,596	12,905,109
IDEX Corp.	54,092	12,169,618
Illinois Tool Works, Inc.	57,895	13,498,798
Ingersoll Rand, Inc.	238,932	13,874,781
Nordson Corp.	54,629	11,998,714
Otis Worldwide Corp.	162,161	13,722,064
Parker-Hannifin Corp.	42,931	15,105,272
Pentair PLC	282,297	15,791,694
Snap-on, Inc.	52,898	13,154,675
Stanley Black & Decker, Inc.	160,585	13,747,682
Xylem, Inc.	114,386	11,741,723
		161,601,963

Industrial REITs–0.21%

Prologis, Inc.	109,380	13,497,492

Insurance Brokers–0.95%

Aon PLC, Class A	40,608	12,346,862

Arthur J. Gallagher & Co.	66,325	12,425,989
Brown & Brown, Inc.	221,272	12,406,721
Marsh & McLennan Cos., Inc.	74,379	12,059,811

Willis Towers Watson PLC	50,693	11,880,412

		61,119,795

Integrated Oil & Gas–0.58%

Chevron Corp.	75,733	12,175,594

Exxon Mobil Corp.	122,881	13,505,851

Occidental Petroleum Corp.	203,245	11,902,027

		37,583,472

Integrated Telecommunication Services–0.40%

AT&T, Inc.	666,481	12,603,156

Verizon Communications, Inc.	340,191	13,202,812

		25,805,968

Interactive Home Entertainment–0.58%

Activision Blizzard, Inc.	165,685	12,633,481

Electronic Arts, Inc.	102,021	11,318,210

Take-Two Interactive Software, Inc.(b)	124,664	13,656,941

		37,608,632

Interactive Media & Services–0.66%

Alphabet, Inc., Class A(b)	69,443	6,254,037

Alphabet, Inc., Class C(b)	62,004	5,598,961

Match Group, Inc.(b)	286,913	11,883,936

Meta Platforms, Inc., Class A(b)	107,988	18,891,421

		42,628,355

Internet & Direct Marketing Retail–0.60%
Amazon.com, Inc.(b)	139,019	13,099,760

eBay, Inc.	291,548	13,382,053

Etsy, Inc.(b)(c)	100,356	12,184,222

		38,666,035

Internet Services & Infrastructure–0.36%
Akamai Technologies, Inc.(b)	142,924	10,376,282

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Internet Services & Infrastructure–(continued)

VeriSign, Inc.(b)	64,365	$ 12,668,963

		23,045,245

Investment Banking & Brokerage–0.78%

Charles Schwab Corp. (The)	159,397	12,420,214

Goldman Sachs Group, Inc. (The)	34,505	12,133,683

Morgan Stanley	142,205	13,722,783

Raymond James Financial, Inc.	112,137	12,162,379

		50,439,059

IT Consulting & Other Services–1.13%

Accenture PLC, Class A	43,012	11,421,837

Cognizant Technology Solutions Corp., Class A	218,086	13,658,726

DXC Technology Co.(b)	483,402	13,409,571

EPAM Systems, Inc.(b)	35,998	11,074,785

Gartner, Inc.(b)	36,073	11,825,090

International Business Machines Corp.	86,523	11,187,424

		72,577,433

Leisure Products–0.18%

Hasbro, Inc.	213,870	11,764,989

Life & Health Insurance–1.19%

Aflac, Inc.	181,863	12,393,963

Globe Life, Inc.(c)	109,192	13,287,575

Lincoln National Corp.	401,868	12,747,253

MetLife, Inc.	176,245	12,642,054

Principal Financial Group, Inc.(c)	144,466	12,938,375

Prudential Financial, Inc.	125,512	12,551,200

		76,560,420

Life Sciences Tools & Services–2.33%

Agilent Technologies, Inc.	83,184	11,809,633

Bio-Rad Laboratories, Inc., Class A(b)	29,729	14,205,705

Bio-Techne Corp.	157,600	11,448,064

Charles River Laboratories International, Inc.(b)(c)	59,497	13,050,072

Danaher Corp.	46,009	11,388,608

Illumina, Inc.(b)	61,877	12,325,898

IQVIA Holdings, Inc.(b)	61,013	12,719,380

Mettler-Toledo International, Inc.(b)	8,473	12,147,825

PerkinElmer, Inc.	91,435	11,390,058

Thermo Fisher Scientific, Inc.	22,048	11,944,725

Waters Corp.(b)	36,826	11,448,835

West Pharmaceutical Services, Inc.(c)	52,008	16,488,096

		150,366,899

Managed Health Care–0.83%

Centene Corp.(b)	147,514	10,089,958

Elevance Health, Inc.	23,443	11,010,474

Humana, Inc.	23,076	11,423,081

Molina Healthcare, Inc.(b)	36,203	9,967,772

UnitedHealth Group, Inc.	22,823	10,862,379

		53,353,664

Metal & Glass Containers–0.21%

Ball Corp.	237,549	13,352,629

Movies & Entertainment–0.88%

Live Nation Entertainment, Inc.(b)	177,277	12,774,581

Netflix, Inc.(b)	38,850	12,514,750

	Shares	Value
Movies & Entertainment–(continued)

Walt Disney Co. (The)(b)	136,251	$ 13,571,962

Warner Bros Discovery, Inc.(b)	1,128,122	17,621,266

		56,482,559

Multi-line Insurance–0.59%

American International Group, Inc.	203,537	12,438,146

Assurant, Inc.	97,600	12,433,264

Hartford Financial Services Group, Inc. (The)	170,460	13,343,609

		38,215,019

Multi-Sector Holdings–0.19%

Berkshire Hathaway, Inc., Class B(b)	40,484	12,354,907

Multi-Utilities–1.87%

Ameren Corp.	143,586	11,875,998

CenterPoint Energy, Inc.	417,837	11,624,225

CMS Energy Corp.	204,486	12,058,539

Consolidated Edison, Inc.	131,805	11,776,777

Dominion Energy, Inc.	218,311	12,142,458

DTE Energy Co.	108,568	11,910,995

NiSource, Inc.	464,517	12,741,701

Public Service Enterprise Group, Inc.(c)	212,869	12,863,674

Sempra Energy	78,952	11,839,642

WEC Energy Group, Inc.	132,907	11,783,535

		120,617,544

Office REITs–0.39%

Alexandria Real Estate Equities, Inc.(c)	85,241	12,767,397

Boston Properties, Inc.	191,009	12,507,269

		25,274,666

Oil & Gas Equipment & Services–0.65%

Baker Hughes Co., Class A	459,336	14,055,682

Halliburton Co.	379,005	13,731,351

Schlumberger Ltd.	266,260	14,167,694

		41,954,727

Oil & Gas Exploration & Production–1.91%

APA Corp.	303,945	11,665,409

ConocoPhillips	115,644	11,951,807

Coterra Energy, Inc.(c)	519,736	12,977,808

Devon Energy Corp.	213,404	11,506,744

Diamondback Energy, Inc.	98,172	13,801,020

EOG Resources, Inc.	104,571	11,818,615

EQT Corp.	356,690	11,834,974

Hess Corp.	96,720	13,028,184

Marathon Oil Corp.	486,173	12,227,251

Pioneer Natural Resources Co.	59,454	11,915,176

		122,726,988

Oil & Gas Refining & Marketing–0.65%

Marathon Petroleum Corp.	117,130	14,477,268

Phillips 66	129,828	13,315,159

Valero Energy Corp.	108,853	14,339,206

		42,131,633

Oil & Gas Storage & Transportation–0.79%

Kinder Morgan, Inc.	729,119	12,438,770

ONEOK, Inc.	200,206	13,103,483

Targa Resources Corp.	185,414	13,739,177

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Oil & Gas Storage & Transportation–(continued)

Williams Cos., Inc. (The)	390,400	$ 11,751,040

		51,032,470

Packaged Foods & Meats–2.28%

Campbell Soup Co.	228,587	12,005,389

Conagra Brands, Inc.	334,643	12,184,352

General Mills, Inc.	148,219	11,784,893

Hershey Co. (The)	52,496	12,510,847

Hormel Foods Corp.	270,590	12,008,784

JM Smucker Co. (The)	82,254	12,164,544

Kellogg Co.	175,880	11,597,527

Kraft Heinz Co. (The)	318,556	12,404,571

Lamb Weston Holdings, Inc.	148,669	14,962,048

McCormick & Co., Inc.	149,192	11,087,949

Mondelez International, Inc., Class A	189,728	12,366,471

Tyson Foods, Inc., Class A	199,578	11,823,001

		146,900,376

Paper Packaging–1.14%

Amcor PLC	1,028,547	11,458,014

Avery Dennison Corp.	71,586	13,042,253

International Paper Co.	352,636	12,832,424

Packaging Corp. of America(c)	94,168	12,874,649

Sealed Air Corp.	250,553	12,181,887

WestRock Co.	354,602	11,134,503

		73,523,730

Personal Products–0.19%

Estee Lauder Cos., Inc. (The), Class A	51,180	12,439,299

Pharmaceuticals–1.76%

Bristol-Myers Squibb Co.	161,400	11,130,144

Catalent, Inc.(b)	284,761	19,426,395

Eli Lilly and Co.	34,302	10,675,469

Johnson & Johnson	72,397	11,095,564

Merck & Co., Inc.	116,962	12,426,043

Organon & Co.	462,203	11,319,352

Pfizer, Inc.	246,000	9,980,220

Viatris, Inc.	1,180,253	13,454,884

Zoetis, Inc.	82,946	13,851,982

		113,360,053

Property & Casualty Insurance–1.65%

Allstate Corp. (The)	98,975	12,746,001

Arch Capital Group Ltd.(b)	211,911	14,833,770

Chubb Ltd.	58,543	12,353,744

Cincinnati Financial Corp.	120,132	14,499,932

Loews Corp.	225,268	13,761,622

Progressive Corp. (The)	98,339	14,113,613

Travelers Cos., Inc. (The)	68,533	12,686,829

W.R. Berkley Corp.	172,962	11,448,355

		106,443,866

Publishing–0.19%

News Corp., Class A	537,143	9,212,003

News Corp., Class B(c)	165,628	2,858,739

		12,070,742

Railroads–0.57%

CSX Corp.	404,937	12,346,529

Norfolk Southern Corp.	52,133	11,720,541

	Shares	Value
Railroads–(continued)

Union Pacific Corp.	60,200	$ 12,478,256

		36,545,326

Real Estate Services–0.22%

CBRE Group, Inc., Class A(b)	167,763	14,283,342

Regional Banks–2.74%

Citizens Financial Group, Inc.	319,516	13,342,988

Comerica, Inc.	192,950	13,525,795

Fifth Third Bancorp	386,839	14,042,256

First Republic Bank	106,882	13,147,555

Huntington Bancshares, Inc.(c)	874,442	13,396,451

KeyCorp	730,375	13,358,559

M&T Bank Corp.	84,047	13,051,658

PNC Financial Services Group, Inc. (The)	82,575	13,040,244

Regions Financial Corp.	577,799	13,474,273

Signature Bank	107,313	12,346,361

SVB Financial Group(b)	56,329	16,228,948

Truist Financial Corp.	297,058	13,946,873

Zions Bancorporation N.A.	267,911	13,561,655

		176,463,616

Reinsurance–0.22%

Everest Re Group Ltd.	37,351	14,341,663

Research & Consulting Services–0.93%

CoStar Group, Inc.(b)	157,660	11,140,256

Equifax, Inc.	64,437	13,050,426

Jacobs Solutions, Inc.	104,838	12,528,141

Leidos Holdings, Inc.	119,074	11,558,513

Verisk Analytics, Inc.	69,711	11,928,249

		60,205,585

Residential REITs–1.41%

AvalonBay Communities, Inc.	75,027	12,943,658

Camden Property Trust	109,682	12,587,106

Equity Residential	202,824	12,680,557

Essex Property Trust, Inc.	59,235	13,509,134

Invitation Homes, Inc.	402,758	12,590,215

Mid-America Apartment Communities, Inc.	78,713	12,601,951

UDR, Inc.	318,956	13,664,075

		90,576,696

Restaurants–1.12%

Chipotle Mexican Grill, Inc.(b)	8,053	12,007,667

Darden Restaurants, Inc.	89,242	12,760,714

Domino’s Pizza, Inc.	34,118	10,031,033

McDonald’s Corp.	45,571	12,026,643

Starbucks Corp.	124,994	12,760,637

Yum! Brands, Inc.	99,625	12,668,315

		72,255,009

Retail REITs–0.98%

Federal Realty Investment Trust	118,190	12,620,328

Kimco Realty Corp.	586,049	12,078,470

Realty Income Corp.	197,411	12,624,434

Regency Centers Corp.	193,566	12,175,301

Simon Property Group, Inc.	108,977	13,305,002

		62,803,535

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value
Semiconductor Equipment–1.15%

Applied Materials, Inc.	118,531	$ 13,767,376

Enphase Energy, Inc.(b)	39,816	8,382,463

KLA Corp.	31,419	11,919,740

Lam Research Corp.	27,435	13,333,684

SolarEdge Technologies, Inc.(b)(c)	39,340	12,506,973

Teradyne, Inc.	137,681	13,925,056

		73,835,292

Semiconductors–3.23%

Advanced Micro Devices, Inc.(b)	185,495	14,576,197

Analog Devices, Inc.	75,428	13,838,775

Broadcom, Inc.	22,686	13,482,063

First Solar, Inc.(b)	84,281	14,255,288

Intel Corp.	450,535	11,231,838

Microchip Technology, Inc.	167,674	13,586,624

Micron Technology, Inc.	231,877	13,407,128

Monolithic Power Systems, Inc.	32,197	15,592,685

NVIDIA Corp.	73,508	17,065,617

NXP Semiconductors N.V. (China)	74,965	13,379,753

ON Semiconductor Corp.(b)	180,393	13,964,222

Qorvo, Inc.(b)	130,359	13,151,920

QUALCOMM, Inc.	106,872	13,201,898

Skyworks Solutions, Inc.	132,221	14,751,897

Texas Instruments, Inc.	73,012	12,517,908

		208,003,813

Soft Drinks–0.75%

Coca-Cola Co. (The)	201,506	11,991,622

Keurig Dr Pepper, Inc.	335,438	11,589,383

Monster Beverage Corp.(b)	127,180	12,941,837

PepsiCo, Inc.	69,487	12,058,079

		48,580,921

Specialized REITs–1.91%

American Tower Corp.	59,499	11,781,397

Crown Castle, Inc.	90,996	11,897,727

Digital Realty Trust, Inc.(c)	118,952	12,398,367

Equinix, Inc.	18,282	12,582,952

Extra Space Storage, Inc.	81,256	13,378,800

Iron Mountain, Inc.(c)	233,839	12,335,007

Public Storage	41,649	12,450,969

SBA Communications Corp., Class A	43,013	11,155,422

VICI Properties, Inc.	374,982	12,573,147

Weyerhaeuser Co.	404,165	12,630,156

		123,183,944

Specialty Chemicals–1.58%

Albemarle Corp.	49,018	12,465,768

Celanese Corp.	122,204	14,203,771

DuPont de Nemours, Inc.	184,688	13,487,765

Eastman Chemical Co.(c)	149,385	12,727,602

Ecolab, Inc.	84,623	13,486,367

International Flavors & Fragrances, Inc.	118,619	11,055,291

PPG Industries, Inc.	97,563	12,884,170

Sherwin-Williams Co. (The)	50,313	11,136,782

		101,447,516

Specialty Stores–0.61%

Bath & Body Works, Inc.	300,712	12,290,099

Tractor Supply Co.	58,277	13,593,693

	Shares	Value
Specialty Stores–(continued)

Ulta Beauty, Inc.(b)	26,211	$ 13,598,267

		39,482,059

Steel–0.46%

Nucor Corp.(c)	86,511	14,485,402

Steel Dynamics, Inc.	119,438	15,062,326

		29,547,728

Systems Software–1.02%

Fortinet, Inc.(b)(c)	244,066	14,507,283

Gen Digital, Inc.	561,232	10,949,636

Microsoft Corp.	50,264	12,536,847

Oracle Corp.	159,317	13,924,306

ServiceNow, Inc.(b)	31,596	13,654,843

		65,572,915

Technology Distributors–0.22%

CDW Corp.	68,596	13,885,202

Technology Hardware, Storage & Peripherals–1.24%

Apple, Inc.	87,738	12,933,459

Hewlett Packard Enterprise Co.	787,810	12,297,714

HP, Inc.	451,014	13,313,933

NetApp, Inc.	197,902	12,774,574

Seagate Technology Holdings PLC	230,888	14,906,129

Western Digital Corp.(b)	350,059	13,470,271

		79,696,080

Tobacco–0.38%

Altria Group, Inc.	272,386	12,646,882

Philip Morris International, Inc. (Switzerland)	124,627	12,126,207

		24,773,089

Trading Companies & Distributors–0.67%

Fastenal Co.	249,669	12,872,934

United Rentals, Inc.	35,274	16,526,927

W.W. Grainger, Inc.	20,983	14,025,667

		43,425,528

Trucking–0.42%

J.B. Hunt Transport Services, Inc.	71,487	12,924,135

Old Dominion Freight Line, Inc.	42,542	14,432,799

		27,356,934

Water Utilities–0.18%

American Water Works Co., Inc.	81,485	11,438,864

Wireless Telecommunication Services–0.20%

T-Mobile US, Inc.(b)	89,872	12,778,001

Total Common Stocks & Other Equity Interests (Cost $3,493,922,676)		6,426,663,557

Money Market Funds–0.14%

Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(f)	3,305,718	3,305,718

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(d)(f)	2,360,709	2,361,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equally-Weighted S&P 500 Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.50%(d)(f)	3,777,963	$3,777,963

Total Money Market Funds (Cost $9,444,862)		9,444,862

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $3,503,367,538)		6,436,108,419

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.81%
Invesco Private Government Fund, 4.58%(d)(f)(g)	50,626,741	50,626,741

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 4.83%(d)(f)(g)	130,195,245	$130,221,280

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $180,857,680)		180,848,021

TOTAL INVESTMENTS IN SECURITIES–102.72% (Cost $3,684,225,218)		6,616,956,440

OTHER ASSETS LESS LIABILITIES—(2.72)%		(175,526,980)

NET ASSETS–100.00%		$6,441,429,460

Investment Abbreviations:

REIT – Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Invesco Ltd.	$ 11,939,169	$ 244,699	$ (859,069)	$1,288,390	$(368,487)	$ 12,244,702	$ 268,775
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	12,303,927	171,577,931	(180,576,140)	-	-	3,305,718	165,340
Invesco Liquid Assets Portfolio, Institutional Class	8,934,612	122,555,665	(129,130,257)	(4,092)	5,253	2,361,181	121,156
Invesco Treasury Portfolio, Institutional Class	14,061,631	196,089,064	(206,372,732)	-	-	3,777,963	188,740
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	69,150,158	594,139,746	(612,663,163)	-	-	50,626,741	1,690,034*
Invesco Private Prime Fund	192,849,474	1,404,434,470	(1,467,068,834)	(18,891)	25,061	130,221,280	4,644,286*
Total	$309,238,971	$2,489,041,575	$(2,596,670,195)	$1,265,407	$(338,173)	$202,537,585	$ 7,078,331

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
CME E-Mini Standard & Poor’s MidCap 400 Index	25	March-2023	$6,508,000	$ (47,635)	$ (47,635)
E-Mini S&P 500 Index	36	March-2023	7,155,900	(90,381)	(90,381)
Total Futures Contracts				$(138,016)	$(138,016)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equally-Weighted S&P 500 Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Information Technology	15.39%

Industrials	14.28

Financials	13.69

Health Care	12.32

Consumer Discretionary	11.56

Consumer Staples	6.23

Real Estate	5.92

Materials	5.78

Utilities	5.54

Energy	4.59

Communication Services	4.47

Money Market Funds Plus Other Assets Less Liabilities	0.23

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equally-Weighted S&P 500 Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 3,485,953,751)*	$6,414,418,855

Investments in affiliates, at value (Cost $ 198,271,467)	202,537,585

Receivable for:
Fund shares sold	3,775,576

Dividends	10,581,838

Investment for trustee deferred compensation and retirement plans	168,436

Other assets	382,453

Total assets	6,631,864,743

Liabilities:
Other investments:
Variation margin payable - futures contracts	33,927

Payable for:
Fund shares reacquired	4,713,453

Collateral upon return of securities loaned	180,857,680

Accrued fees to affiliates	2,921,389

Accrued trustees’ and officers’ fees and benefits	4,237

Accrued other operating expenses	1,652,704

Trustee deferred compensation and retirement plans	251,893

Total liabilities	190,435,283

Net assets applicable to shares outstanding	$6,441,429,460

Net assets consist of:

Shares of beneficial interest	$3,461,156,004

Distributable earnings	2,980,273,456

$6,441,429,460

Net Assets:

Class A	$2,789,299,275

Class C	$616,979,321

Class R	$165,542,386

Class Y	$2,294,686,129

Class R6	$574,922,349

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	42,106,903

Class C	9,931,727

Class R	2,521,598

Class Y	34,118,547

Class R6	8,527,679

Class A:
Net asset value per share	$66.24

Maximum offering price per share (Net asset value of $66.24 ÷ 94.50%)	$70.10

Class C:
Net asset value and offering price per share	$62.12

Class R:
Net asset value and offering price per share	$65.65

Class Y:
Net asset value and offering price per share	$67.26

Class R6:
Net asset value and offering price per share	$67.42

*	At February 28, 2023, securities with an aggregate value of $175,039,683 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equally-Weighted S&P 500 Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $18,699)	$62,166,261

Dividends from affiliates (includes net securities lending income of $304,817)	1,048,828

Total investment income	63,215,089

Expenses:

Advisory fees	3,349,404

Administrative services fees	426,202

Custodian fees	21,354

Distribution fees:
Class A	3,345,914

Class C	3,260,695

Class R	383,443

Transfer agent fees – A, C, R and Y	3,703,683

Transfer agent fees – R6	81,451

Trustees’ and officers’ fees and benefits	25,862

Registration and filing fees	107,068

Licensing fees	712,123

Reports to shareholders	128,749

Professional services fees	46,053

Other	28,883

Total expenses	15,620,884

Less: Fees waived and/or expense offset arrangement(s)	(30,896)

Net expenses	15,589,988

Net investment income	47,625,101

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	95,453,393

Affiliated investment securities	(338,173)

Futures contracts	2,166,719

97,281,939

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	165,254,962

Affiliated investment securities	1,265,407

Futures contracts	(414,913)

166,105,456

Net realized and unrealized gain	263,387,395

Net increase in net assets resulting from operations	$311,012,496

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equally-Weighted S&P 500 Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:

Net investment income	$47,625,101	$85,151,233

Net realized gain	97,281,939	646,429,618

Change in net unrealized appreciation (depreciation)	166,105,456	(1,346,080,060)

Net increase (decrease) in net assets resulting from operations	311,012,496	(614,499,209)

Distributions to shareholders from distributable earnings:

Class A	(209,942,232)	(277,149,514)

Class C	(52,192,213)	(81,017,860)

Class R	(12,121,490)	(13,741,102)

Class Y	(178,908,251)	(248,365,021)

Class R6	(43,715,271)	(60,065,331)

Total distributions from distributable earnings	(496,879,457)	(680,338,828)

Share transactions–net:

Class A	198,318,944	236,948,870

Class C	(49,443,628)	(96,841,788)

Class R	23,245,475	27,584,873

Class Y	108,743,062	39,955,023

Class R6	29,561,784	(241,730,990)

Net increase (decrease) in net assets resulting from share transactions	310,425,637	(34,084,012)

Net increase (decrease) in net assets	124,558,676	(1,328,922,049)

Net assets:

Beginning of period	6,316,870,784	7,645,792,833

End of period	$6,441,429,460	$6,316,870,784

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equally-Weighted S&P 500 Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$68.51	$0.49	$ 2.66	$ 3.15	$(0.87)	$(4.55)	$(5.42)	$66.24	4.92%	$2,789,299	0.53	%(d)	0.53	%(d)	1.48	%(d)	10%
Year ended 08/31/22	82.72	0.90	(7.40)	(6.50)	(0.93)	(6.78)	(7.71)	68.51	(8.85)	2,670,328	0.53		0.53		1.18		24
Year ended 08/31/21	62.02	0.82	24.05	24.87	(0.99)	(3.18)	(4.17)	82.72	41.81	2,971,521	0.52		0.52		1.13		23
Year ended 08/31/20	60.01	0.99	3.88	4.87	(1.03)	(1.83)	(2.86)	62.02	8.08 (e)	2,182,945	0.53		0.53		1.67		26
Year ended 08/31/19	64.04	0.92	(1.38)	(0.46)	(0.82)	(2.75)	(3.57)	60.01	(0.09)	2,235,827	0.52		0.52		1.55		22
Year ended 08/31/18	56.49	0.75	8.45	9.20	(0.81)	(0.84)	(1.65)	64.04	16.52	2,293,892	0.53		0.53		1.23		20
Class C
Six months ended 02/28/23	64.65	0.23	2.50	2.73	(0.71)	(4.55)	(5.26)	62.12	4.53	616,979	1.28	(d)	1.28	(d)	0.73	(d)	10
Year ended 08/31/22	78.47	0.31	(7.00)	(6.69)	(0.35)	(6.78)	(7.13)	64.65	(9.53)	689,583	1.28		1.28		0.43		24
Year ended 08/31/21	58.96	0.30	22.86	23.16	(0.47)	(3.18)	(3.65)	78.47	40.82 (f)	945,674	1.21	(f)	1.21	(f)	0.44	(f)	23
Year ended 08/31/20	57.18	0.52	3.66	4.18	(0.57)	(1.83)	(2.40)	58.96	7.27 (e)	879,154	1.28		1.28		0.92		26
Year ended 08/31/19	61.18	0.46	(1.31)	(0.85)	(0.40)	(2.75)	(3.15)	57.18	(0.83)	1,083,024	1.27		1.27		0.80		22
Year ended 08/31/18	54.05	0.32	8.09	8.41	(0.44)	(0.84)	(1.28)	61.18	15.75 (f)	1,252,161	1.21	(f)	1.21	(f)	0.55	(f)	20
Class R
Six months ended 02/28/23	67.97	0.40	2.65	3.05	(0.82)	(4.55)	(5.37)	65.65	4.79	165,542	0.78	(d)	0.78	(d)	1.23	(d)	10
Year ended 08/31/22	82.12	0.70	(7.34)	(6.64)	(0.73)	(6.78)	(7.51)	67.97	(9.08)	146,993	0.78		0.78		0.93		24
Year ended 08/31/21	61.60	0.63	23.88	24.51	(0.81)	(3.18)	(3.99)	82.12	41.44	147,581	0.77		0.77		0.88		23
Year ended 08/31/20	59.63	0.83	3.84	4.67	(0.87)	(1.83)	(2.70)	61.60	7.80 (e)	127,559	0.78		0.78		1.42		26
Year ended 08/31/19	63.64	0.77	(1.36)	(0.59)	(0.67)	(2.75)	(3.42)	59.63	(0.33)	135,225	0.77		0.77		1.30		22
Year ended 08/31/18	56.15	0.59	8.42	9.01	(0.68)	(0.84)	(1.52)	63.64	16.25	137,036	0.78		0.78		0.98		20
Class Y
Six months ended 02/28/23	69.44	0.58	2.72	3.30	(0.93)	(4.55)	(5.48)	67.26	5.07	2,294,686	0.28	(d)	0.28	(d)	1.73	(d)	10
Year ended 08/31/22	83.74	1.10	(7.50)	(6.40)	(1.12)	(6.78)	(7.90)	69.44	(8.64)	2,248,749	0.28		0.28		1.43		24
Year ended 08/31/21	62.74	1.01	24.32	25.33	(1.15)	(3.18)	(4.33)	83.74	42.15	2,671,007	0.27		0.27		1.38		23
Year ended 08/31/20	60.67	1.15	3.93	5.08	(1.18)	(1.83)	(3.01)	62.74	8.35 (e)	2,106,008	0.28		0.28		1.92		26
Year ended 08/31/19	64.71	1.08	(1.40)	(0.32)	(0.97)	(2.75)	(3.72)	60.67	0.18	2,902,956	0.27		0.27		1.80		22
Year ended 08/31/18	57.06	0.91	8.53	9.44	(0.95)	(0.84)	(1.79)	64.71	16.80	3,444,820	0.28		0.28		1.48		20
Class R6
Six months ended 02/28/23	69.59	0.62	2.71	3.33	(0.95)	(4.55)	(5.50)	67.42	5.11	574,922	0.18	(d)	0.18	(d)	1.83	(d)	10
Year ended 08/31/22	83.90	1.18	(7.51)	(6.33)	(1.20)	(6.78)	(7.98)	69.59	(8.54)	561,218	0.19		0.19		1.52		24
Year ended 08/31/21	62.86	1.09	24.36	25.45	(1.23)	(3.18)	(4.41)	83.90	42.30	910,010	0.16		0.16		1.49		23
Year ended 08/31/20	60.78	1.22	3.94	5.16	(1.25)	(1.83)	(3.08)	62.86	8.47 (e)	740,456	0.16		0.16		2.04		26
Year ended 08/31/19	64.83	1.15	(1.40)	(0.25)	(1.05)	(2.75)	(3.80)	60.78	0.29	1,024,706	0.16		0.16		1.91		22
Year ended 08/31/18	57.15	0.98	8.56	9.54	(1.02)	(0.84)	(1.86)	64.83	16.96	1,000,614	0.16		0.16		1.60		20

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Amount includes the effect of the Adviser pay-in for an economic loss as a result of a delay in rebalancing to the Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been 6.49%, 5.61%, 6.21%, 6.78% and 6.90% for Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.93% and 0.94% for the years ended August 31, 2021 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equally-Weighted S&P 500 Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Equally-Weighted S&P 500 Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of five different classes of shares: Class A, Class C, Class R, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

17	Invesco Equally-Weighted S&P 500 Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

18	Invesco Equally-Weighted S&P 500 Fund

net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $13,973 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $ 2 billion	0.100%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.11%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $18,982.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to

19	Invesco Equally-Weighted S&P 500 Fund

1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $236,261 in front-end sales commissions from the sale of Class A shares and $3,142 and $15,552 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2023, the Fund incurred $105,284 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$6,426,663,557	$ –	$–	$6,426,663,557

Money Market Funds	9,444,862	180,848,021	–	190,292,883

Total Investments in Securities	6,436,108,419	180,848,021	–	6,616,956,440

Other Investments - Liabilities*

Futures Contracts	(138,016)	–	–	(138,016)

Total Investments	$6,435,970,403	$180,848,021	$–	$6,616,818,424

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value
Derivative Liabilities	Equity Risk

Unrealized depreciation on futures contracts –Exchange-Traded(a)	$(138,016)

Derivatives not subject to master netting agreements	138,016

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

20	Invesco Equally-Weighted S&P 500 Fund

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity Risk
Realized Gain:
Futures contracts	$2,166,719
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(414,913)
Total	$1,751,806

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$30,901,010

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $11,914.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $654,747,837 and $768,676,893, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$3,015,237,537

Aggregate unrealized (depreciation) of investments	(129,931,658)

Net unrealized appreciation of investments	$2,885,305,879

Cost of investments for tax purposes is $ 3,731,512,545.

21	Invesco Equally-Weighted S&P 500 Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,889,948	$126,341,011	3,615,028	$274,289,380

Class C	404,504	25,577,768	766,506	55,091,421

Class R	378,395	25,165,574	594,426	44,284,491

Class Y	4,380,435	298,677,858	6,133,992	468,254,247

Class R6	621,473	42,661,056	1,634,835	125,913,809

Issued as reinvestment of dividends:
Class A	2,911,317	185,392,658	3,207,507	246,176,187

Class C	798,903	47,782,412	1,022,234	74,428,870

Class R	190,686	12,039,940	180,083	13,736,685

Class Y	2,129,933	137,636,274	2,427,964	188,555,664

Class R6	641,704	41,563,154	727,726	56,595,240

Automatic conversion of Class C shares to Class A shares:
Class A	1,154,230	77,905,427	1,572,192	118,007,098

Class C	(1,227,714)	(77,905,427)	(1,661,097)	(118,007,098)

Reacquired:
Class A	(2,828,547)	(191,320,152)	(5,336,814)	(401,523,795)

Class C	(711,166)	(44,898,381)	(1,511,113)	(108,354,981)

Class R	(210,189)	(13,960,039)	(408,831)	(30,436,303)

Class Y	(4,774,333)	(327,571,070)	(8,074,992)	(616,854,888)

Class R6	(800,558)	(54,662,426)	(5,143,568)	(424,240,039)

Net increase (decrease) in share activity	4,949,021	$310,425,637	(253,922)	$(34,084,012)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 54% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco Equally-Weighted S&P 500 Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,049.30	$2.69	$1,022.17	$2.66	0.53%
Class C	1,000.00	1,045.40	6.49	1,018.45	6.41	1.28
Class R	1,000.00	1,047.90	3.96	1,020.93	3.91	0.78
Class Y	1,000.00	1,050.70	1.42	1,023.41	1.40	0.28
Class R6	1,000.00	1,051.10	0.92	1,023.90	0.90	0.18

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23	Invesco Equally-Weighted S&P 500 Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-EWSP-SAR-1

Semiannual Report to Shareholders	February 28, 2023
Invesco Equity and Income Fund Nasdaq: A: ACEIX ∎ C: ACERX ∎ R: ACESX ∎ Y: ACETX ∎ R5: ACEKX ∎ R6: IEIFX

2	Fund Performance
4	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.01%
Class C Shares	2.55
Class R Shares	2.76
Class Y Shares	3.15
Class R5 Shares	3.07
Class R6 Shares	3.11
Russell 1000 Value Index▼ (Broad Market Index)	4.07
Bloomberg U.S. Government/Credit Index▼ (Style-Specific Index)	-2.02
Lipper Mixed-Asset Target Allocation Growth Funds Index∎ (Peer Group Index)	1.57

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

  The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Bloomberg U.S. Government/Credit Index is a broad-based benchmark that includes investment-grade, US dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.
The Lipper Mixed-Asset Target Allocation Growth Funds Index is an unmanaged index considered representative of mixed-asset target allocation growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Equity and Income Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (8/3/60)	9.78%
10 Years	7.14
5 Years	4.51
1 Year	-10.76

Class C Shares
Inception (7/6/93)	8.68%
10 Years	7.11
5 Years	4.91
1 Year	-7.15

Class R Shares
Inception (10/1/02)	7.54%
10 Years	7.47
5 Years	5.42
1 Year	-5.74

Class Y Shares
Inception (12/22/04)	7.02%
10 Years	8.02
5 Years	5.97
1 Year	-5.28

Class R5 Shares
Inception (6/1/10)	8.97%
10 Years	8.08
5 Years	6.03
1 Year	-5.24

Class R6 Shares
Inception (9/24/12)	8.45%
10 Years	8.16
5 Years	6.10
1 Year	-5.27

Effective June 1, 2010, Class A, Class C, Class I and Class R shares of the predecessor fund, VanKampen Equity and Income Fund, advised by VanKampen Asset Management were reorganized into Class A, Class C, Class Y and Class R shares, respectively, of Invesco VanKampen Equity and Income Fund (renamed Invesco Equity and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Equity and Income Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–64.33%
Aerospace & Defense–1.93%
Raytheon Technologies Corp.	1,300,237	$127,540,247

Textron, Inc.	1,400,857	101,604,158

		229,144,405

Apparel Retail–1.16%
TJX Cos., Inc. (The)	1,793,701	137,397,497

Application Software–1.05%
salesforce.com, inc.(b)	323,373	52,907,056

Splunk, Inc.(b)	705,130	72,275,825

		125,182,881

Asset Management & Custody Banks–0.92%
KKR & Co., Inc., Class A	1,946,507	109,685,669

Automobile Manufacturers–1.70%
General Motors Co.	5,207,750	201,748,235

Building Products–1.28%
Johnson Controls International PLC	2,425,409	152,121,652

Cable & Satellite–1.57%
Charter Communications, Inc.,
Class A(b)(c)	234,750	86,296,448

Comcast Corp., Class A(c)	2,681,585	99,674,514

		185,970,962

Casinos & Gaming–0.96%
Las Vegas Sands Corp.(b)	1,976,631	113,596,984

Communications Equipment–1.11%
Cisco Systems, Inc.	2,718,678	131,638,389

Consumer Finance–0.77%
American Express Co.	526,906	91,676,375

Data Processing & Outsourced Services–1.47%
Fiserv, Inc.(b)	807,420	92,925,968

PayPal Holdings, Inc.(b)	1,117,952	82,281,267

		175,207,235

Distillers & Vintners–0.86%
Diageo PLC (United Kingdom)	2,389,920	101,628,754

Diversified Banks–4.59%
Bank of America Corp.	6,449,917	221,232,153

Wells Fargo & Co.	6,923,420	323,808,353

		545,040,506

Electric Utilities–0.88%
American Electric Power Co., Inc.	705,669	62,077,702

Exelon Corp.	1,052,364	42,504,982

		104,582,684

Electrical Components & Equipment–0.57%
Emerson Electric Co.	820,822	67,890,188

	Shares	Value

Electronic Manufacturing Services–0.62%
TE Connectivity Ltd.	574,859	$73,191,048

Fertilizers & Agricultural Chemicals–0.71%
Corteva, Inc.	1,354,071	84,345,083

Food Distributors–1.47%
Sysco Corp.	1,196,477	89,221,290

US Foods Holding Corp.(b)	2,262,205	84,900,553

		174,121,843

Gold–0.49%
Barrick Gold Corp. (Canada)	3,626,950	58,466,434

Health Care Distributors–0.70%
McKesson Corp.	237,162	82,961,639

Health Care Equipment–1.72%
Medtronic PLC	1,522,554	126,067,471

Zimmer Biomet Holdings, Inc.	628,238	77,819,841

		203,887,312

Health Care Facilities–0.67%
Universal Health Services, Inc., Class B	593,694	79,299,708

Health Care Services–1.76%
Cigna Group (The)	482,977	141,077,582

CVS Health Corp.	815,680	68,141,907

		209,219,489

Hotels, Resorts & Cruise Lines–0.86%
Booking Holdings, Inc.(b)	40,563	102,381,012

Industrial Machinery–1.60%
Parker-Hannifin Corp.	533,034	187,548,013

Stanley Black & Decker, Inc.	23,559	2,016,886

		189,564,899

Insurance Brokers–0.96%
Willis Towers Watson PLC	488,025	114,373,539

Integrated Oil & Gas–2.65%
Chevron Corp.	718,568	115,524,177

Exxon Mobil Corp.	1,812,734	199,237,594

		314,761,771

Interactive Media & Services–0.67%
Meta Platforms, Inc., Class A(b)	453,667	79,364,505

Internet & Direct Marketing Retail–0.79%
Amazon.com, Inc.(b)	999,920	94,222,462

Investment Banking & Brokerage–3.05%
Charles Schwab Corp. (The)	1,387,424	108,108,078

Goldman Sachs Group, Inc. (The)	386,079	135,764,680

Morgan Stanley	1,227,013	118,406,755

		362,279,513

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Equity and Income Fund

	Shares	Value

IT Consulting & Other Services–0.87%
Cognizant Technology Solutions Corp., Class A	1,647,008	$103,152,111

Managed Health Care–1.13%
Centene Corp.(b)	1,173,545	80,270,478

Elevance Health, Inc.	113,685	53,394,434

		133,664,912

Movies & Entertainment–0.91%
Walt Disney Co. (The)(b)	1,083,434	107,920,861

Multi-line Insurance–1.67%
American International Group, Inc.	3,238,055	197,877,541

Oil & Gas Exploration & Production–3.55%
ConocoPhillips	2,352,151	243,094,806

Devon Energy Corp.	1,493,218	80,514,314

Pioneer Natural Resources Co.	491,056	98,412,533

		422,021,653

Oil & Gas Refining & Marketing–0.55%
Phillips 66	636,036	65,231,852

Pharmaceuticals–5.30%
Bristol-Myers Squibb Co.	1,967,286	135,664,042

GSK PLC	3,191,565	54,290,565

Johnson & Johnson	859,990	131,802,067

Merck & Co., Inc.	1,761,445	187,135,917

Sanofi	1,291,457	120,928,178

		629,820,769

Railroads–1.02%
CSX Corp.	3,965,009	120,893,124

Real Estate Services–1.64%
CBRE Group, Inc., Class A(b)	2,284,879	194,534,598

Regional Banks–2.01%
Citizens Financial Group, Inc.	3,694,377	154,277,184

PNC Financial Services Group, Inc. (The)	531,124	83,875,102

		238,152,286

Semiconductor Equipment–0.73%
Lam Research Corp.	178,155	86,585,112

Semiconductors–2.18%
Intel Corp.	2,021,316	50,391,408

Micron Technology, Inc.	908,484	52,528,545

NXP Semiconductors N.V. (China)(c)	436,159	77,845,658

QUALCOMM, Inc.	636,977	78,685,769

		259,451,380

Tobacco–0.98%
Philip Morris International, Inc. (Switzerland)	1,191,223	115,905,998

Trading Companies & Distributors–1.15%
Ferguson PLC	948,567	136,688,505

Wireless Telecommunication Services–1.10%
T-Mobile US, Inc.(b)	922,947	131,224,604

Total Common Stocks & Other Equity Interests (Cost $5,611,433,705)		7,638,077,979

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–18.74%
Advertising–0.05%
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	$5,660,000	$5,395,059

Aerospace & Defense–0.20%
Boeing Co. (The), 5.81%, 05/01/2050	16,525,000	15,738,405

Lockheed Martin Corp., 4.15%, 06/15/2053	5,231,000	4,504,247

Raytheon Technologies Corp., 4.45%, 11/16/2038	3,239,000	2,936,607

		23,179,259

Agricultural Products–0.03%
Ingredion, Inc., 6.63%, 04/15/2037	3,940,000	3,989,757

Air Freight & Logistics–0.05%
FedEx Corp., 4.90%, 01/15/2034	4,310,000	4,137,339

United Parcel Service, Inc., 3.40%, 11/15/2046	2,608,000	1,999,075

		6,136,414

Airlines–0.29%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/2028	2,602,305	2,348,223

JetBlue Airways Corp., Conv., 0.50%, 04/01/2026	16,208,000	12,568,434

Spirit Airlines, Inc., Conv., 1.00%, 05/15/2026	11,355,000	9,328,133

United Airlines Pass-Through Trust,
Series 2012-1, Class A, 4.15%, 04/11/2024	3,061,427	3,001,820

Series 2014-2, Class A, 3.75%, 09/03/2026	3,316,282	3,129,883

Series 2018-1, Class AA, 3.50%, 03/01/2030	4,276,974	3,838,174

		34,214,667

Alternative Carriers–0.22%
Liberty Latin America Ltd. (Puerto Rico), Conv., 2.00%, 07/15/2024	28,911,000	26,610,167

Application Software–1.04%
Dropbox, Inc., Conv., 0.00%, 03/01/2026(d)	51,429,000	44,897,517

salesforce.com, inc., 2.70%, 07/15/2041	10,414,000	7,364,855

Splunk, Inc., Conv., 1.13%, 06/15/2027	76,768,000	65,965,851

Workday, Inc., 3.50%, 04/01/2027(c)	5,033,000	4,703,287

		122,931,510

Asset Management & Custody Banks–0.18%
Apollo Management Holdings L.P., 4.00%, 05/30/2024(e)	4,260,000	4,148,958

Brookfield Corp. (Canada), 4.00%, 01/15/2025	4,515,000	4,411,833

KKR Group Finance Co. III LLC, 5.13%, 06/01/2044(e)	3,217,000	2,829,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Equity and Income Fund

	Principal Amount	Value

Asset Management & Custody Banks–(continued)
KKR Group Finance Co. XII LLC, 4.85%, 05/17/2032(e)	$11,051,000	$10,406,158

		21,796,469

Automobile Manufacturers–0.12%
General Motors Co., 6.60%, 04/01/2036	4,317,000	4,316,656

General Motors Financial Co., Inc., 5.25%, 03/01/2026	5,467,000	5,409,239

Honda Motor Co. Ltd. (Japan), 2.97%, 03/10/2032(c)	5,448,000	4,734,412

		14,460,307

Biotechnology–1.20%
AbbVie, Inc.,
4.50%, 05/14/2035	7,233,000	6,719,468

4.05%, 11/21/2039	13,812,000	11,662,678

4.85%, 06/15/2044	5,815,000	5,292,673

Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027(e)	24,329,000	23,364,585

Halozyme Therapeutics, Inc., Conv.,
0.25%, 03/01/2027	49,785,000	44,589,287

1.00%, 08/15/2028(e)	5,938,000	6,190,365

Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	16,496,000	17,960,020

Neurocrine Biosciences, Inc., Conv., 2.25%, 05/15/2024	19,256,000	26,525,140

		142,304,216

Brewers–0.24%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
4.70%, 02/01/2036	10,870,000	10,209,993

4.90%, 02/01/2046	6,301,000	5,783,761

Heineken N.V. (Netherlands), 3.50%, 01/29/2028(e)	9,734,000	9,162,586

Molson Coors Beverage Co., 4.20%, 07/15/2046	4,057,000	3,166,585

		28,322,925

Broadcasting–0.06%
Discovery Communications LLC, 4.90%, 03/11/2026	3,773,000	3,681,000

Paramount Global, 4.00%, 01/15/2026	3,773,000	3,605,161

		7,286,161

Cable & Satellite–1.18%
Cable One, Inc.,
Conv., 0.00%, 03/15/2026(d)	51,123,000	40,310,486

1.13%, 03/15/2028	26,544,000	19,390,392

Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025	5,660,000	5,540,357

	Principal Amount	Value

Cable & Satellite–(continued)
Comcast Corp.,
3.15%, 03/01/2026	$11,319,000	$10,707,693

4.15%, 10/15/2028	9,915,000	9,485,704

3.90%, 03/01/2038	8,010,000	6,878,295

2.89%, 11/01/2051	3,128,000	2,027,369

2.94%, 11/01/2056	4,539,000	2,850,544

Cox Communications, Inc., 2.95%, 10/01/2050(e)	2,044,000	1,283,246

DISH Network Corp., Conv., 3.38%, 08/15/2026	21,885,000	14,095,693

Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(e)(f)	28,236,000	27,755,988

		140,325,767

Commodity Chemicals–0.04%
LYB Finance Co. B.V. (Netherlands), 8.10%, 03/15/2027(e)	4,638,000	5,022,581

Computer & Electronics Retail–0.20%
Dell International LLC/EMC Corp.,
5.45%, 06/15/2023	1,930,000	1,928,805

6.02%, 06/15/2026	21,095,000	21,361,838

8.35%, 07/15/2046	69,000	78,407

		23,369,050

Consumer Finance–0.28%
American Express Co.,
3.38%, 05/03/2024	24,770,000	24,211,467

3.63%, 12/05/2024	3,423,000	3,323,564

Synchrony Financial, 3.95%, 12/01/2027(c)	5,795,000	5,275,274

		32,810,305

Data Processing & Outsourced Services–0.42%
Block, Inc., Conv., 0.13%, 03/01/2025	45,518,000	45,233,513

Fiserv, Inc., 3.80%, 10/01/2023	5,200,000	5,148,753

		50,382,266

Diversified Banks–0.96%
Bank of America Corp.,
3.25%, 10/21/2027	5,705,000	5,257,605

2.57%, 10/20/2032(g)	8,683,000	6,917,260

BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(e)	6,875,000	6,770,156

Citigroup, Inc.,
3.67%, 07/24/2028(g)	5,405,000	5,009,393

6.68%, 09/13/2043	8,000,000	8,831,288

5.30%, 05/06/2044	2,765,000	2,601,915

4.75%, 05/18/2046	4,145,000	3,560,872

HSBC Holdings PLC (United Kingdom), 2.63%, 11/07/2025(c)(g)	18,945,000	17,949,939

JPMorgan Chase & Co.,
3.20%, 06/15/2026	4,365,000	4,112,217

3.51%, 01/23/2029(g)	11,170,000	10,219,510

4.26%, 02/22/2048(g)	5,355,000	4,590,783

3.90%, 01/23/2049(g)	11,170,000	8,897,987

Mizuho Financial Group Cayman 3 Ltd. (Japan), 4.60%, 03/27/2024(e)	545,000	537,126

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Equity and Income Fund

	Principal Amount	Value

Diversified Banks–(continued)
Societe Generale S.A. (France), 5.00%, 01/17/2024(e)	$7,365,000	$7,289,780

U.S. Bancorp, Series W, 3.10%, 04/27/2026	3,245,000	3,047,616

Wells Fargo & Co.,
3.55%, 09/29/2025(c)	6,840,000	6,549,987

4.10%, 06/03/2026	4,515,000	4,336,677

4.65%, 11/04/2044	9,115,000	7,806,737

		114,286,848

Diversified Capital Markets–0.05%
Credit Suisse AG (Switzerland), 6.50%, 08/08/2023(c)(e)	6,536,000	6,406,234

Diversified Metals & Mining–0.02%
Rio Tinto Finance (USA) Ltd. (Australia), 7.13%, 07/15/2028	2,175,000	2,387,510

Diversified REITs–0.07%
CubeSmart L.P., 2.50%, 02/15/2032(c)	10,561,000	8,260,706

Diversified Support Services–0.21%
Siemens Financieringsmaatschappij N.V. (Germany), 0.40%, 03/11/2023(e)	24,780,000	24,747,638

Drug Retail–0.07%
CVS Pass-Through Trust, 6.04%, 12/10/2028	4,745,083	4,782,699

Walgreens Boots Alliance, Inc., 4.50%, 11/18/2034	4,519,000	3,960,912

		8,743,611

Electric Utilities–0.65%
Electricite de France S.A. (France), 4.88%, 01/22/2044(e)	9,110,000	7,783,767

Georgia Power Co., Series B, 3.70%, 01/30/2050	3,665,000	2,720,330

NextEra Energy Capital Holdings, Inc.,
0.65%, 03/01/2023	24,780,000	24,780,000

3.55%, 05/01/2027	5,572,000	5,206,102

Oglethorpe Power Corp., 4.55%, 06/01/2044	5,806,000	4,654,380

PPL Capital Funding, Inc., Conv., 2.88%, 03/15/2028(e)	19,104,000	18,816,436

PPL Electric Utilities Corp., 6.25%, 05/15/2039	355,000	383,639

Xcel Energy, Inc.,
0.50%, 10/15/2023	5,750,000	5,582,257

3.50%, 12/01/2049(c)	10,280,000	7,487,791

		77,414,702

Electrical Components & Equipment–0.02%
Rockwell Automation, Inc., 1.75%, 08/15/2031	2,729,000	2,149,704

Electronic Equipment & Instruments–0.08%
Trimble, Inc., 6.10%, 03/15/2033	9,180,000	9,161,136

	Principal Amount	Value

General Merchandise Stores–0.15%
Dollar General Corp., 4.25%, 09/20/2024	$18,724,000	$18,402,946

Health Care Equipment–0.49%
Becton, Dickinson and Co., 4.88%, 05/15/2044	3,739,000	3,169,682

Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	42,831,000	41,267,669

Medtronic, Inc., 4.38%, 03/15/2035	2,601,000	2,467,316

Tandem Diabetes Care, Inc., Conv., 1.50%, 05/01/2025(e)	12,393,000	11,311,064

		58,215,731

Health Care Services–0.14%
Cigna Group (The), 4.80%, 08/15/2038	3,240,000	2,988,279

CVS Health Corp., 3.38%, 08/12/2024	3,740,000	3,633,314

Laboratory Corp. of America Holdings, 4.70%, 02/01/2045	2,694,000	2,304,759

NXP B.V./NXP Funding LLC (China), 5.35%, 03/01/2026	7,660,000	7,589,607

		16,515,959

Health Care Supplies–0.06%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(e)	6,306,000	7,594,174

Health Care Technology–0.31%
NextGen Healthcare, Inc., Conv., 3.75%, 11/15/2027(e)	8,340,000	8,535,990

Teladoc Health, Inc., Conv., 1.25%, 06/01/2027	36,636,000	28,826,189

		37,362,179

Home Improvement Retail–0.03%
Lowe’s Cos., Inc., 4.25%, 04/01/2052	4,741,000	3,737,087

Homebuilding–0.02%
M.D.C. Holdings, Inc., 6.00%, 01/15/2043	2,117,000	1,795,584

Hotels, Resorts & Cruise Lines–0.43%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(d)	52,169,000	45,047,931

Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	4,265,000	6,163,011

		51,210,942

Industrial Machinery–0.26%
John Bean Technologies Corp., Conv., 0.25%, 05/15/2026	33,206,000	30,499,711

Insurance Brokers–0.02%
Willis North America, Inc., 3.60%, 05/15/2024	2,470,000	2,406,750

Integrated Oil & Gas–0.36%
BP Capital Markets America, Inc., 2.94%, 06/04/2051	10,062,000	6,690,829

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Equity and Income Fund

	Principal Amount	Value

Integrated Oil & Gas–(continued)
Chevron Corp., 2.95%, 05/16/2026	$9,807,000	$9,234,832

Exxon Mobil Corp.,
2.71%, 03/06/2025	5,658,000	5,407,805

3.04%, 03/01/2026	11,316,000	10,725,548

Shell International Finance B.V. (Netherlands), 3.25%, 05/11/2025	11,316,000	10,902,383

		42,961,397

Integrated Telecommunication Services–0.33%
AT&T, Inc.,
4.30%, 02/15/2030	3,526,000	3,310,295

3.50%, 09/15/2053	7,328,000	5,036,808

3.55%, 09/15/2055	4,562,000	3,093,986

3.80%, 12/01/2057	3,619,000	2,544,074

Telefonica Emisiones S.A. (Spain),
4.67%, 03/06/2038	3,505,000	2,901,931

5.21%, 03/08/2047	6,725,000	5,660,864

Verizon Communications, Inc.,
3.38%, 02/15/2025	13,206,000	12,752,371

3.40%, 03/22/2041	5,788,000	4,366,672

		39,667,001

Interactive Home Entertainment–0.03%
Take-Two Interactive Software, Inc., 3.70%, 04/14/2027	3,559,000	3,360,152

Interactive Media & Services–0.27%
Snap, Inc., Conv., 0.75%, 08/01/2026	33,200,000	29,601,373

TripAdvisor, Inc., Conv., 0.25%, 04/01/2026	3,197,000	2,658,305

		32,259,678

Internet & Direct Marketing Retail–0.09%
Amazon.com, Inc., 2.88%, 05/12/2041	13,606,000	10,150,987

Internet Services & Infrastructure–0.23%
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	31,379,000	26,766,287

Investment Banking & Brokerage–1.41%
Goldman Sachs Group, Inc. (The),
4.25%, 10/21/2025	5,807,000	5,627,722

2.91%, 07/21/2042(g)	3,205,000	2,212,704

GS Finance Corp.,
Series 0003, Conv., 0.00%, 07/19/2029(d)(e)	62,330,000	64,212,366

1.00%, 07/30/2029	62,338,000	58,753,565

Match Group Financeco 2, Inc., Conv., 0.88%, 06/15/2026(e)	16,590,000	14,677,533

Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(e)	16,603,000	14,701,956

Morgan Stanley, 4.00%, 07/23/2025	6,870,000	6,697,869

		166,883,715

	Principal Amount	Value

Life & Health Insurance–0.52%
American Equity Investment Life Holding Co., 5.00%, 06/15/2027(c)	$8,671,000	$8,517,625

Athene Global Funding, 2.75%, 06/25/2024(e)	2,890,000	2,754,420

Brighthouse Financial, Inc., 3.85%, 12/22/2051	18,342,000	12,116,213

Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(e)	20,728,000	18,472,794

Guardian Life Global Funding, 2.90%, 05/06/2024(c)(e)	7,450,000	7,233,265

Jackson National Life Global Funding, 3.25%, 01/30/2024(e)	4,885,000	4,786,554

Nationwide Financial Services, Inc., 5.30%, 11/18/2044(e)	4,250,000	3,750,823

Prudential Financial, Inc., 3.91%, 12/07/2047(c)	4,898,000	3,874,722

		61,506,416

Life Sciences Tools & Services–0.17%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024	21,232,000	19,905,100

Managed Health Care–0.25%
Humana, Inc., 0.65%, 08/03/2023	24,885,000	24,398,639

UnitedHealth Group, Inc., 3.50%, 08/15/2039	5,806,000	4,748,548

		29,147,187

Movies & Entertainment–0.31%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027(e)	3,159,000	3,219,021

TWDC Enterprises 18 Corp., 3.00%, 02/13/2026(c)	3,773,000	3,564,148

Warnermedia Holdings, Inc.,
3.79%, 03/15/2025(e)	16,392,000	15,679,685

5.05%, 03/15/2042(e)	7,965,000	6,458,436

5.14%, 03/15/2052(e)	9,886,000	7,756,180

		36,677,470

Multi-Utilities–0.08%
NiSource, Inc., 4.38%, 05/15/2047	6,015,000	5,039,185

Sempra Energy, 3.80%, 02/01/2038	5,871,000	4,818,263

		9,857,448

Oil & Gas Exploration & Production–0.14%
Cameron LNG LLC, 3.70%, 01/15/2039(e)	6,519,000	5,346,465

ConocoPhillips Co., 4.15%, 11/15/2034	2,403,000	2,167,741

Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(e)	8,336,000	9,023,720

		16,537,926

Oil & Gas Refining & Marketing–0.03%
Valero Energy Corp., 4.00%, 06/01/2052(c)	5,068,000	3,828,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Equity and Income Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–0.67%
Energy Transfer L.P.,
Series 5Y, 4.20%, 09/15/2023	$1,638,000	$1,627,017

4.90%, 03/15/2035	3,640,000	3,276,173

5.30%, 04/01/2044	8,165,000	7,004,417

5.00%, 05/15/2050	7,684,000	6,308,710

Enterprise Products Operating LLC,
6.45%, 09/01/2040	555,000	589,383

4.25%, 02/15/2048	7,354,000	5,966,747

Kinder Morgan, Inc.,
4.30%, 06/01/2025	9,053,000	8,845,904

5.30%, 12/01/2034	4,203,000	3,947,929

MPLX L.P.,
4.50%, 07/15/2023	18,525,000	18,460,772

4.50%, 04/15/2038	8,564,000	7,319,817

Spectra Energy Partners L.P., 4.50%, 03/15/2045	5,468,000	4,540,785

Texas Eastern Transmission L.P., 7.00%, 07/15/2032	3,835,000	4,311,287

Williams Cos., Inc. (The), 5.40%, 03/02/2026	7,016,000	7,019,213

		79,218,154

Other Diversified Financial Services–0.05%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	4,009,000	2,939,161

Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(e)	3,975,000	3,504,927

		6,444,088

Packaged Foods & Meats–0.01%
Mead Johnson Nutrition Co. (United Kingdom), 4.13%, 11/15/2025	648,000	629,684

Paper Packaging–0.02%
International Paper Co., 6.00%, 11/15/2041	2,855,000	2,896,965

Pharmaceuticals–0.43%
Bayer US Finance II LLC (Germany), 4.38%, 12/15/2028(e)	9,800,000	9,219,325

Bristol-Myers Squibb Co., 4.13%, 06/15/2039	6,435,000	5,749,081

GSK Consumer Healthcare Capital US LLC, 4.00%, 03/24/2052	2,954,000	2,317,930

Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	31,922,000	29,867,021

Zoetis, Inc., 4.70%, 02/01/2043	4,101,000	3,703,364

		50,856,721

Property & Casualty Insurance–0.20%
Allstate Corp. (The), 3.28%, 12/15/2026	3,260,000	3,081,072

Liberty Mutual Group, Inc., 3.95%, 05/15/2060(e)	9,030,000	6,276,802

Markel Corp.,
5.00%, 03/30/2043	4,185,000	3,665,244

5.00%, 05/20/2049	5,140,000	4,604,955

	Principal Amount	Value

Property & Casualty Insurance–(continued)
Travelers Cos., Inc. (The), 4.60%, 08/01/2043	$6,455,000	$5,868,205

		23,496,278

Railroads–0.39%
Burlington Northern Santa Fe LLC, 3.85%, 09/01/2023	7,363,000	7,314,624

Canadian Pacific Railway Co. (Canada), 3.00%, 12/02/2041	3,965,000	3,006,661

CSX Corp., 5.50%, 04/15/2041	1,660,000	1,663,640

Norfolk Southern Corp.,
3.85%, 01/15/2024	15,482,000	15,257,060

3.40%, 11/01/2049	4,879,000	3,466,542

Union Pacific Corp.,
3.20%, 05/20/2041(c)	10,131,000	7,819,527

4.15%, 01/15/2045	4,410,000	3,621,438

3.84%, 03/20/2060	5,560,000	4,250,039

		46,399,531

Regional Banks–0.06%
PNC Financial Services Group, Inc. (The), 3.45%, 04/23/2029(c)	7,450,000	6,848,543

Reinsurance–0.07%
PartnerRe Finance B LLC, 3.70%, 07/02/2029(c)	5,795,000	5,222,072

Reinsurance Group of America, Inc., 4.70%, 09/15/2023	3,711,000	3,697,690

		8,919,762

Restaurants–0.06%
Starbucks Corp., 3.55%, 08/15/2029(c)	7,440,000	6,803,057

Retail REITs–0.16%
Kimco Realty OP LLC, 3.20%, 04/01/2032(c)	12,105,000	10,120,132

Regency Centers L.P.,
2.95%, 09/15/2029	7,960,000	6,711,431

4.65%, 03/15/2049	2,970,000	2,456,691

		19,288,254

Semiconductors–0.99%
Broadcom, Inc., 3.47%, 04/15/2034(e)	6,975,000	5,524,848

Marvell Technology, Inc., 2.45%, 04/15/2028	12,029,000	10,296,867

Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	51,688,000	57,502,900

Micron Technology, Inc.,
4.66%, 02/15/2030	7,270,000	6,693,966

3.37%, 11/01/2041	1,778,000	1,190,815

Texas Instruments, Inc., 2.63%, 05/15/2024	2,275,000	2,209,464

Wolfspeed, Inc.,
Conv., 0.25%, 02/15/2028	9,866,000	8,706,745

1.88%, 12/01/2029(e)	26,580,000	25,171,260

		117,296,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Equity and Income Fund

	Principal Amount	Value

Specialized Finance–0.07%
National Rural Utilities Cooperative Finance Corp., 2.75%, 04/15/2032(c)	$9,898,000	$8,162,034

Specialized REITs–0.33%
American Tower Corp., 1.60%, 04/15/2026(c)	8,541,000	7,603,588

Crown Castle, Inc.,
2.50%, 07/15/2031(c)	14,073,000	11,362,535

4.75%, 05/15/2047	470,000	399,452

EPR Properties, 4.75%, 12/15/2026	17,525,000	16,024,105

LifeStorage L.P., 3.50%, 07/01/2026	4,667,000	4,384,592

		39,774,272

Specialty Chemicals–0.01%
Sherwin-Williams Co. (The), 4.50%, 06/01/2047	1,665,000	1,397,087

Systems Software–0.22%
Microsoft Corp., 3.50%, 02/12/2035	4,259,000	3,857,528

Oracle Corp., 3.60%, 04/01/2040	10,910,000	8,065,431

VMware, Inc., 1.00%, 08/15/2024	14,992,000	14,013,418

		25,936,377

Technology Distributors–0.06%
Avnet, Inc., 4.63%, 04/15/2026	7,645,000	7,340,732

Technology Hardware, Storage & Peripherals–0.25%
Apple, Inc., 3.35%, 02/09/2027	3,495,000	3,332,504

Western Digital Corp., Conv., 1.50%, 02/01/2024	27,606,000	26,543,169

		29,875,673

Tobacco–0.22%
Altria Group, Inc., 5.80%, 02/14/2039	12,541,000	11,568,259

Philip Morris International, Inc.,
3.60%, 11/15/2023	3,940,000	3,901,226

4.88%, 11/15/2043	11,740,000	10,240,865

		25,710,350

Trading Companies & Distributors–0.09%
Air Lease Corp.,
3.00%, 09/15/2023	627,000	619,003

4.25%, 09/15/2024	4,355,000	4,268,786

Aircastle Ltd., 4.40%, 09/25/2023	5,510,000	5,466,390

		10,354,179

Trucking–0.06%
Aviation Capital Group LLC, 4.88%, 10/01/2025(e)	7,745,000	7,383,678

Wireless Telecommunication Services–0.26%
America Movil S.A.B. de C.V. (Mexico), 4.38%, 07/16/2042(c)	6,610,000	5,734,459

	Principal Amount	Value

Wireless Telecommunication Services–(continued)
Rogers Communications, Inc. (Canada),
4.50%, 03/15/2043(c)	$6,080,000	$4,963,093

4.30%, 02/15/2048	8,020,000	6,168,778

T-Mobile USA, Inc.,
2.70%, 03/15/2032	10,676,000	8,659,591

3.40%, 10/15/2052	7,422,000	5,055,649

		30,581,570

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,439,586,749)		2,224,959,066

U.S. Treasury Securities–11.84%
U.S. Treasury Bills–0.01%
3.78% - 4.15%, 03/09/2023(h)(i)	70,000	69,943

4.48% - 4.55%, 05/11/2023(h)(i)	752,000	745,100

		815,043

U.S. Treasury Bonds–0.81%
4.50%, 02/15/2036	5,525,000	5,903,333

4.00%, 11/15/2052	88,882,000	90,492,987

		96,396,320

U.S. Treasury Notes–11.02%
4.63%, 02/28/2025	312,913,000	311,922,924

4.00%, 02/15/2026	227,929,000	224,786,073

4.00%, 02/29/2028	387,054,900	384,212,466

4.00%, 02/28/2030	277,263,000	276,244,923

3.50%, 02/15/2033	58,315,300	56,397,274

3.88%, 02/15/2043	56,177,900	54,510,119

		1,308,073,779

Total U.S. Treasury Securities (Cost $1,410,383,938)		1,405,285,142

	Shares
Preferred Stocks–0.58%
Asset Management & Custody Banks–0.21%
AMG Capital Trust II, 5.15%, Conv. Pfd.	483,000	25,212,600

Diversified Banks–0.03%
Wells Fargo & Co., 5.85%, Series Q, Pfd.(g)	142,800	3,534,300

Oil & Gas Storage & Transportation–0.34%
El Paso Energy Capital Trust I, 4.75%, Conv. Pfd.	875,900	40,554,170

Total Preferred Stocks (Cost $63,824,606)		69,301,070

	Principal Amount
U.S. Government Sponsored Agency Mortgage-Backed Securities–0.13%
Federal Home Loan Mortgage Corp. (FHLMC)–0.07%
6.75%, 03/15/2031	$7,000,004	8,225,234

Federal National Mortgage Association (FNMA)–0.06%
6.63%, 11/15/2030	6,315,000	7,323,569

7.00%, 07/01/2032	4,436	4,395

		7,327,964

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Equity and Income Fund

	Principal Amount	Value

Government National Mortgage Association (GNMA)–0.00%
8.00%, 06/15/2026 to 01/20/2031	$4,686	$4,735

7.50%, 12/20/2030	474	491

		5,226

Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $17,462,884)		15,558,424

Municipal Obligations–0.04%
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB, 6.66%, 04/01/2057 (Cost $4,779,000)	4,779,000	5,299,218

	Shares
Money Market Funds–4.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(j)(k)	172,526,412	172,526,412

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(j)(k)	118,158,604	118,182,235

Invesco Treasury Portfolio, Institutional Class, 4.50%(j)(k)	197,173,042	197,173,042

Total Money Market Funds (Cost $487,783,640)		487,881,689

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)–99.77% (Cost $10,035,254,522)		11,846,362,588

Investment Abbreviations:

Conv.	– Convertible
Pfd.	– Preferred
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.62%
Invesco Private Government Fund, 4.58%(j)(k)(l)	20,615,645	$20,615,645

Invesco Private Prime Fund, 4.83%(j)(k)(l)	53,001,057	53,011,656

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $73,633,525)		73,627,301

TOTAL INVESTMENTS IN SECURITIES–100.39% (Cost $10,108,888,047)		11,919,989,889

OTHER ASSETS LESS LIABILITIES–(0.39)%		(45,790,815)

NET ASSETS–100.00%		$11,874,199,074

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Equity and Income Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	Zero coupon bond issued at a discount.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $425,110,410, which represented 3.58% of the Fund’s Net Assets.

(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1M.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$193,530,051	$299,533,699	$(320,537,338)	$-	$-	$172,526,412	$4,115,639
Invesco Liquid Assets Portfolio, Institutional Class	133,184,545	213,952,642	(228,955,240)	(3,465)	3,753	118,182,235	2,946,098
Invesco Treasury Portfolio, Institutional Class	221,177,201	342,324,227	(366,328,386)	-	-	197,173,042	4,699,195
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	48,966,219	385,978,356	(414,328,930)	-	-	20,615,645	883,161	*
Invesco Private Prime Fund	125,913,139	723,100,579	(796,026,814)	(16,508)	41,260	53,011,656	2,455,003	*
Total	$722,771,155	$1,964,889,503	$(2,126,176,708)	$(19,973)	$45,013	$561,508,990	$15,099,096

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(l)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Interest Rate Risk
U.S. Treasury 5 Year Notes	109	June-2023	$(11,668,961)	$19,586	$19,586
U.S. Treasury 10 Year Notes	236	June-2023	(26,350,875)	25,812	25,812
Total Futures Contracts				$45,398	$45,398

Open Forward Foreign Currency Contracts
		Contract to
Settlement Date	Counterparty	Deliver		Receive		Unrealized Appreciation
Currency Risk
03/24/2023	Bank of New York Mellon (The)	EUR	84,897,154	USD	91,154,499	$1,240,359
03/24/2023	State Street Bank & Trust Co.	EUR	2,808,919	USD	2,991,448	16,536
03/24/2023	State Street Bank & Trust Co.	GBP	99,015,856	USD	120,561,417	1,413,070
Total Forward Foreign Currency Contracts						$2,669,965

Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Equity and Income Fund

Portfolio Composition

By security type, based on Net Assets

as of February 28, 2023

Common Stocks & Other Equity Interests	64.33%
U.S. Dollar Denominated Bonds & Notes	18.74
U.S. Treasury Securities	11.84
Security Types Each Less Than 1% of Portfolio	0.75
Money Market Funds Plus Other Assets Less Liabilities	4.34

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Equity and Income Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $9,547,470,882)*	$11,358,480,899

Investments in affiliated money market funds, at value (Cost $561,417,165)	561,508,990

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,669,965

Cash	25,448,170

Receivable for:
Investments sold	28,376,282

Fund shares sold	6,351,081

Dividends	18,271,212

Interest	18,003,555

Investment for trustee deferred compensation and retirement plans	947,027

Other assets	206,812

Total assets	12,020,263,993

Liabilities:
Other investments:
Variation margin payable – futures contracts	10,213

Payable for:
Investments purchased	55,806,557

Fund shares reacquired	8,569,212

Amount due custodian - foreign currency, at value (Cost $92,905)	92,779

Collateral upon return of securities loaned	73,633,525

Accrued fees to affiliates	6,048,466

Accrued trustees’ and officers’ fees and benefits	6,543

Accrued other operating expenses	825,653

Trustee deferred compensation and retirement plans	1,071,971

Total liabilities	146,064,919

Net assets applicable to shares outstanding	$11,874,199,074

Net assets consist of:
Shares of beneficial interest	$10,031,256,268
Distributable earnings	1,842,942,806

$11,874,199,074

Net Assets:
Class A	$9,684,439,278

Class C	$258,680,292

Class R	$103,881,227

Class Y	$749,905,795

Class R5	$206,342,499

Class R6	$870,949,983

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	969,822,921

Class C	26,550,536

Class R	10,326,230

Class Y	75,094,582

Class R5	20,658,499

Class R6	87,230,018

Class A:
Net asset value per share	$9.99

Maximum offering price per share (Net asset value of $9.99 ÷ 94.50%)	$10.57

Class C:
Net asset value and offering price per share	$9.74

Class R:
Net asset value and offering price per share	$10.06

Class Y:
Net asset value and offering price per share	$9.99

Class R5:
Net asset value and offering price per share	$9.99

Class R6:
Net asset value and offering price per share	$9.98

*	At February 28, 2023, securities with an aggregate value of $71,156,742 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Equity and Income Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest	$59,038,490

Dividends (net of foreign withholding taxes of $336,874)	86,748,764

Dividends from affiliated money market funds (includes net securities lending income of $142,021)	11,902,953

Less: IRS closing agreement fees for foreign withholding tax claims	759,000

Total investment income	158,449,207

Expenses:
Advisory fees	20,726,799

Administrative services fees	807,311

Custodian fees	37,736

Distribution fees:
Class A	11,974,235

Class C	1,305,834

Class R	247,879

Transfer agent fees – A, C, R and Y	8,111,447

Transfer agent fees – R5	106,546

Transfer agent fees – R6	125,766

Trustees’ and officers’ fees and benefits	38,300

Registration and filing fees	176,372

Reports to shareholders	322,822

Professional services fees	70,181

Other	50,376

Total expenses	44,101,604

Less: Fees waived and/or expense offset arrangement(s)	(384,033)

Net expenses	43,717,571

Net investment income	114,731,636

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	151,536,283

Affiliated investment securities	45,013

Foreign currencies	(118,730)

Forward foreign currency contracts	(5,512,623)

Futures contracts	2,265,134

148,215,077

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	83,332,143

Affiliated investment securities	(19,973)

Foreign currencies	44,327

Forward foreign currency contracts	(1,746,057)

Futures contracts	(250,608)

81,359,832

Net realized and unrealized gain	229,574,909

Net increase in net assets resulting from operations	$344,306,545

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Equity and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:
Net investment income	$114,731,636	$163,277,517

Net realized gain	148,215,077	725,789,493

Change in net unrealized appreciation (depreciation)	81,359,832	(1,684,944,417)

Net increase (decrease) in net assets resulting from operations	344,306,545	(795,877,407)

Distributions to shareholders from distributable earnings:
Class A	(545,487,139)	(1,331,277,071)

Class C	(14,527,594)	(41,341,537)

Class R	(5,513,895)	(12,970,924)

Class Y	(42,575,843)	(97,780,944)

Class R5	(12,636,704)	(31,158,054)

Class R6	(49,817,993)	(116,375,441)

Total distributions from distributable earnings	(670,559,168)	(1,630,903,971)

Share transactions–net:
Class A	296,020,024	798,338,222

Class C	(9,133,763)	(24,089,966)

Class R	9,716,548	2,482,302

Class Y	67,186,696	67,528,652

Class R5	(5,489,843)	20,447,063

Class R6	49,729,897	100,549,556

Net increase in net assets resulting from share transactions	408,029,559	965,255,829

Net increase (decrease) in net assets	81,776,936	(1,461,525,549)

Net assets:
Beginning of period	11,792,422,138	13,253,947,687

End of period	$11,874,199,074	$11,792,422,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Equity and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$10.27	$0.10	$0.21	$0.31	$(0.12)	$(0.47)	$(0.59)	$9.99	3.01%		$9,684,439	0.77	%(d)	0.78	%(d)	1.93	%(d)	74%
Year ended 08/31/22	12.52	0.14	(0.83)	(0.69)	(0.16)	(1.40)	(1.56)	10.27	(6.36)		9,654,157	0.78		0.78		1.25		152
Year ended 08/31/21	9.83	0.13	2.87	3.00	(0.17)	(0.14)	(0.31)	12.52	31.02		10,841,867	0.78		0.78		1.10		127
Year ended 08/31/20	10.12	0.17	0.18	0.35	(0.19)	(0.45)	(0.64)	9.83	3.53		9,034,006	0.78		0.79		1.75		133
Year ended 08/31/19	11.10	0.19	(0.36)	(0.17)	(0.21)	(0.60)	(0.81)	10.12	(0.96)		9,845,902	0.78		0.79		1.87		138
Year ended 08/31/18	10.96	0.17	0.70	0.87	(0.22)	(0.51)	(0.73)	11.10	8.21		10,151,828	0.77		0.78		1.55		129
Class C
Six months ended 02/28/23	10.03	0.06	0.20	0.26	(0.08)	(0.47)	(0.55)	9.74	2.55	(e)	258,680	1.50	(d)(e)	1.51	(d)(e)	1.20	(d)(e)	74
Year ended 08/31/22	12.25	0.06	(0.81)	(0.75)	(0.07)	(1.40)	(1.47)	10.03	(7.01)		275,540	1.53		1.53		0.50		152
Year ended 08/31/21	9.63	0.04	2.81	2.85	(0.09)	(0.14)	(0.23)	12.25	29.94		362,829	1.53		1.53		0.35		127
Year ended 08/31/20	9.91	0.10	0.19	0.29	(0.12)	(0.45)	(0.57)	9.63	2.87		402,761	1.53		1.54		1.00		133
Year ended 08/31/19	10.89	0.12	(0.36)	(0.24)	(0.14)	(0.60)	(0.74)	9.91	(1.75	)(e)	576,794	1.49	(e)	1.50	(e)	1.16	(e)	138
Year ended 08/31/18	10.76	0.09	0.69	0.78	(0.14)	(0.51)	(0.65)	10.89	7.43	(e)	1,437,488	1.51	(e)	1.52	(e)	0.81	(e)	129
Class R
Six months ended 02/28/23	10.35	0.08	0.20	0.28	(0.10)	(0.47)	(0.57)	10.06	2.76		103,881	1.02	(d)	1.03	(d)	1.68	(d)	74
Year ended 08/31/22	12.59	0.11	(0.82)	(0.71)	(0.13)	(1.40)	(1.53)	10.35	(6.48)		96,887	1.03		1.03		1.00		152
Year ended 08/31/21	9.89	0.10	2.88	2.98	(0.14)	(0.14)	(0.28)	12.59	30.61		114,169	1.03		1.03		0.85		127
Year ended 08/31/20	10.17	0.15	0.19	0.34	(0.17)	(0.45)	(0.62)	9.89	3.35		118,249	1.03		1.04		1.50		133
Year ended 08/31/19	11.16	0.17	(0.37)	(0.20)	(0.19)	(0.60)	(0.79)	10.17	(1.30)		148,055	1.03		1.04		1.62		138
Year ended 08/31/18	11.01	0.14	0.72	0.86	(0.20)	(0.51)	(0.71)	11.16	8.00		203,003	1.02		1.03		1.30		129
Class Y
Six months ended 02/28/23	10.27	0.11	0.21	0.32	(0.13)	(0.47)	(0.60)	9.99	3.15		749,906	0.52	(d)	0.53	(d)	2.18	(d)	74
Year ended 08/31/22	12.52	0.17	(0.83)	(0.66)	(0.19)	(1.40)	(1.59)	10.27	(6.12)		702,847	0.53		0.53		1.50		152
Year ended 08/31/21	9.84	0.15	2.87	3.02	(0.20)	(0.14)	(0.34)	12.52	31.22		778,769	0.53		0.53		1.35		127
Year ended 08/31/20	10.12	0.19	0.20	0.39	(0.22)	(0.45)	(0.67)	9.84	3.91		749,507	0.53		0.54		2.00		133
Year ended 08/31/19	11.11	0.22	(0.37)	(0.15)	(0.24)	(0.60)	(0.84)	10.12	(0.81)		987,287	0.53		0.54		2.12		138
Year ended 08/31/18	10.96	0.20	0.71	0.91	(0.25)	(0.51)	(0.76)	11.11	8.58		1,192,995	0.52		0.53		1.80		129
Class R5
Six months ended 02/28/23	10.28	0.11	0.20	0.31	(0.13)	(0.47)	(0.60)	9.99	3.07		206,342	0.47	(d)	0.48	(d)	2.23	(d)	74
Year ended 08/31/22	12.52	0.18	(0.82)	(0.64)	(0.20)	(1.40)	(1.60)	10.28	(5.98)		218,033	0.48		0.48		1.55		152
Year ended 08/31/21	9.84	0.16	2.86	3.02	(0.20)	(0.14)	(0.34)	12.52	31.28		242,934	0.46		0.46		1.42		127
Year ended 08/31/20	10.12	0.20	0.19	0.39	(0.22)	(0.45)	(0.67)	9.84	3.98		235,461	0.47		0.48		2.06		133
Year ended 08/31/19	11.11	0.22	(0.36)	(0.14)	(0.25)	(0.60)	(0.85)	10.12	(0.75)		397,607	0.47		0.48		2.18		138
Year ended 08/31/18	10.96	0.20	0.72	0.92	(0.26)	(0.51)	(0.77)	11.11	8.64		494,838	0.47		0.48		1.85		129
Class R6
Six months ended 02/28/23	10.27	0.12	0.20	0.32	(0.14)	(0.47)	(0.61)	9.98	3.11		870,950	0.40	(d)	0.41	(d)	2.30	(d)	74
Year ended 08/31/22	12.52	0.18	(0.83)	(0.65)	(0.20)	(1.40)	(1.60)	10.27	(6.01)		844,958	0.41		0.41		1.62		152
Year ended 08/31/21	9.83	0.17	2.87	3.04	(0.21)	(0.14)	(0.35)	12.52	31.50		913,379	0.39		0.39		1.49		127
Year ended 08/31/20	10.12	0.21	0.18	0.39	(0.23)	(0.45)	(0.68)	9.83	3.97		1,001,337	0.38		0.39		2.15		133
Year ended 08/31/19	11.10	0.23	(0.35)	(0.12)	(0.26)	(0.60)	(0.86)	10.12	(0.56)		1,178,312	0.38		0.39		2.27		138
Year ended 08/31/18	10.96	0.21	0.71	0.92	(0.27)	(0.51)	(0.78)	11.10	8.64		1,193,501	0.38		0.39		1.94		129

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.98%, 0.97% and 0.99% for the six months ended February 28, 2023 and for the years ended August 31, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Equity and Income Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Equity and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

18	Invesco Equity and Income Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended February 28, 2023, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the

19	Invesco Equity and Income Fund

investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $2,531 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

N.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

O.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

20	Invesco Equity and Income Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 150 million	0.500%
Next $100 million	0.450%
Next $100 million	0.400%
Over $350 million	0.350%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.35%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $347,010.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statements of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $974,656 in front-end sales commissions from the sale of Class A shares and $55,365 and $3,238 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2023, the Fund incurred $40,178 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

21	Invesco Equity and Income Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$7,361,230,482	$276,847,497	$–	$7,638,077,979
U.S. Dollar Denominated Bonds & Notes	–	2,224,959,066	–	2,224,959,066
U.S. Treasury Securities	–	1,405,285,142	–	1,405,285,142
Preferred Stocks	69,301,070	–	–	69,301,070
U.S. Government Sponsored Agency Mortgage-Backed Securities	–	15,558,424	–	15,558,424
Municipal Obligations	–	5,299,218	–	5,299,218
Money Market Funds	487,881,689	73,627,301	–	561,508,990
Total Investments in Securities	7,918,413,241	4,001,576,648	–	11,919,989,889

Other Investments - Assets*
Futures Contracts	45,398	–	–	45,398
Forward Foreign Currency Contracts	–	2,669,965	–	2,669,965
Total Other Investments	45,398	2,669,965	–	2,715,363
Total Investments	$7,918,458,639	$4,004,246,613	$–	$11,922,705,252

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

	Value
	Currency	Interest
Derivative Assets	Risk	Rate Risk	Total

Unrealized appreciation on futures contracts – Exchange-Traded(a)	$–	$45,398	$45,398

Unrealized appreciation on forward foreign currency contracts outstanding	2,669,965	–	2,669,965

Total Derivative Assets	2,669,965	45,398	2,715,363

Derivatives not subject to master netting agreements	–	(45,398)	(45,398)

Total Derivative Assets subject to master netting agreements	$2,669,965	$–	$2,669,965

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2023.

	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount
Bank of New York Mellon (The)	$1,240,359	$1,240,359	$–	$–	$1,240,359
State Street Bank & Trust Co.	1,429,606	1,429,606	–	–	1,429,606
Total	$2,669,965	$2,669,965	$–	$–	$2,669,965

22	Invesco Equity and Income Fund

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency	Interest
	Risk	Rate Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(5,512,623)	$-	$(5,512,623)

Futures contracts	-	2,265,134	2,265,134

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,746,057)	-	(1,746,057)

Futures contracts	-	(250,608)	(250,608)

Total	$(7,258,680)	$2,014,526	$(5,244,154)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$217,446,438	$39,683,651

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $37,023.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $774,938,858 and $1,156,501,788, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$2,212,626,902

Aggregate unrealized (depreciation) of investments	(518,355,612)

Net unrealized appreciation of investments	$1,694,271,290

Cost of investments for tax purposes is $10,228,433,962.

23	Invesco Equity and Income Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	38,517,838	$390,459,617	73,356,241	$821,391,591

Class C	1,910,311	18,902,319	3,295,934	36,084,783

Class R	1,512,896	15,437,370	1,695,763	19,133,379

Class Y	11,909,845	120,351,110	12,557,499	140,194,636

Class R5	943,532	9,581,607	1,999,576	22,716,626

Class R6	7,735,887	78,394,329	13,887,919	154,334,421

Issued as reinvestment of dividends:
Class A	50,874,279	508,244,604	111,734,771	1,239,743,507

Class C	1,393,707	13,608,965	3,557,970	38,628,074

Class R	546,611	5,504,827	1,158,750	12,961,497

Class Y	3,468,576	34,616,606	7,468,159	82,862,940

Class R5	1,266,278	12,636,704	2,808,247	31,157,973

Class R6	4,864,828	48,543,351	10,263,875	113,860,992

Automatic conversion of Class C shares to Class A shares:
Class A	1,901,870	19,230,494	4,151,000	46,487,423

Class C	(1,946,835)	(19,230,494)	(4,246,518)	(46,487,423)

Reacquired:
Class A	(61,211,436)	(621,914,691)	(115,674,488)	(1,309,284,299)

Class C	(2,272,848)	(22,414,553)	(4,757,106)	(52,315,400)

Class R	(1,098,197)	(11,225,649)	(2,555,545)	(29,612,574)

Class Y	(8,690,728)	(87,781,020)	(13,823,013)	(155,528,924)

Class R5	(2,766,995)	(27,708,154)	(2,991,721)	(33,427,536)

Class R6	(7,621,274)	(77,207,783)	(14,867,094)	(167,645,857)

Net increase in share activity	41,238,145	$408,029,559	89,020,219	$965,255,829

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 49% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	Invesco Equity and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (09/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,030.10	$3.88	$1,020.98	$3.86	0.77%
Class C	1,000.00	1,025.50	7.53	1,017.36	7.50	1.50
Class R	1,000.00	1,027.60	5.13	1,019.74	5.11	1.02
Class Y	1,000.00	1,031.50	2.62	1,022.22	2.61	0.52
Class R5	1,000.00	1,030.70	2.37	1,022.46	2.36	0.47
Class R6	1,000.00	1,031.10	2.01	1,022.81	2.01	0.40

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25	Invesco Equity and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-EQI-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Floating Rate ESG Fund

Nasdaq:

A: AFRAX ∎ C: AFRCX ∎ R: AFRRX ∎ Y: AFRYX ∎ R5: AFRIX ∎ R6: AFRFX

2	Fund Performance

4	Schedule of Investments

24	Financial Statements

27	Financial Highlights

28	Notes to Financial Statements

36	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.67%
Class C Shares	2.40
Class R Shares	2.55
Class Y Shares	2.79
Class R5 Shares	2.81
Class R6 Shares	2.84
Bloomberg U.S. Aggregate Bond Index▼ (Broad Market Index)	-2.13
Credit Suisse Leveraged Loan Index∎ (Style-Specific Index)	3.33
Lipper Loan Participation Funds Classification Average◆ (Peer Group)	3.01

Source(s): ▼RIMES Technologies Corp.; ∎Bloomberg LP; ◆Lipper Inc.
The Bloomberg U.S. Aggregate Bond Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.
The Lipper Loan Participation Funds Classification Average represents an average of all of the funds in the Lipper Loan Participation Funds Classification Average.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Floating Rate ESG Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges
Class A Shares
Inception (5/1/97)	3.80%
10 Years	2.90
5 Years	2.24
1 Year	-2.01

Class C Shares
Inception (3/31/00)	3.51%
10 Years	2.76
5 Years	2.25
1 Year	-0.91

Class R Shares
Inception (4/13/06)	3.18%
10 Years	2.90
5 Years	2.49
1 Year	0.18

Class Y Shares
Inception (10/3/08)	4.73%
10 Years	3.43
5 Years	3.00
1 Year	0.80

Class R5 Shares
Inception (4/13/06)	3.73%
10 Years	3.43
5 Years	3.03
1 Year	0.83

Class R6 Shares
Inception (9/24/12)	3.69%
10 Years	3.48
5 Years	3.06
1 Year	0.88

For periods prior to August 21, 2020, performance is that of the fund using its previous investment strategy, which did not apply ESG criteria.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 2.50% sales charge and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Floating Rate ESG Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Variable Rate Senior Loan Interests-88.31%(b)(c)
Aerospace & Defense-2.51%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.) Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	8.37%	07/01/2029		$7,052	$ 7,061,892
Term Loan (1 mo. USD LIBOR + 2.50%)	7.13%	06/07/2028		6,886	6,841,382
Castlelake Aviation Ltd.
Term Loan (3 mo. USD LIBOR + 2.75%)	7.52%	10/22/2026		14,534	14,428,212
Term Loan(d)	-	10/22/2027		2,423	2,399,503
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B	6.72%	10/03/2026	EUR	5,530	4,942,951
Gogo Intermediate Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	8.70%	04/30/2028		3,593	3,580,782
Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	8.93%	06/21/2029		593	589,809
Term Loan B (3 mo. Term SOFR + 4.25%)	8.93%	06/21/2029		1,286	1,277,919
IAP Worldwide Services, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.50%) (Acquired 08/18/2014-05/10/2019; Cost $941,678)(e)(f)	11.23%	07/18/2023		945	945,397
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	7.38%	09/22/2028		10,165	10,118,503
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.62%	09/22/2028		1,718	1,721,547
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	10.38%	09/21/2029		3,860	3,788,936
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.65%	02/01/2029		8,120	7,976,194
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	8.58%	09/13/2029		5,868	5,827,847
Rand Parent LLC (Atlas Air), Term Loan B(d)	-	02/09/2030		5,070	4,937,252
					76,438,126

Air Transport-2.77%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	9.56%	04/20/2028		22,616	23,220,045
Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	8.37%	08/11/2028		4,067	4,068,736
American Airlines, Inc., Term Loan(d)	-	02/09/2028		5,441	5,306,762
Avolon TLB Borrower 1 (US) LLC, Term Loan B-4 (1 mo. USD LIBOR + 1.50%)	6.10%	02/12/2027		10,251	10,173,642
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.00%	06/21/2027		8,348	8,706,829
PrimeFlight Aviation Services, Inc., Term Loan (3 mo. Term SOFR + 5.50%)(e)	10.40%	05/09/2024		2,134	2,133,874
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	8.56%	10/20/2027		1,208	1,252,461
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.57%	04/21/2028		23,286	23,306,547
WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	7.59%	12/11/2026		6,542	6,248,890
					84,417,786

Automotive-2.13%
Adient PLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	7.88%	04/10/2028		17,357	17,373,018
American Axle & Manufacturing, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.16%	12/08/2029		2,610	2,613,498
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.10%	04/06/2028		5,013	4,982,820
BCA Marketplace (United Kingdom)
First Lien Term Loan (6 mo. EURIBOR + 4.00%)	6.44%	07/28/2028	EUR	2,000	1,742,560
Second Lien Term Loan B (6 mo. SONIA + 7.50%)	11.43%	07/27/2029	GBP	4,072	2,587,742
Term Loan B (6 mo. SONIA + 4.75%)	8.18%	07/28/2028	GBP	759	736,482
Belron Group S.A., Incremental Term Loan (3 mo. USD LIBOR + 2.25%)	7.06%	10/30/2026		1,198	1,199,588
DexKo Global, Inc., First Lien Term Loan (1 mo. Term SOFR + 6.50%)(e)	11.08%	10/04/2028		1,381	1,318,675
First Brands Group Intermediate LLC
Term Loan B (6 mo. Term SOFR + 5.00%)	10.25%	03/30/2027		1,288	1,256,555
Term Loan B(d)	-	03/30/2027		8,097	7,759,641
Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.08%	04/30/2028		2,333	2,311,242
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.13%	11/09/2027		11,164	10,675,745
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.73%	05/04/2028		4,753	4,610,894
PowerStop LLC, Term Loan B (3 mo. USD LIBOR + 4.75%)	9.70%	01/24/2029		8,058	5,781,700
					64,950,160

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Beverage & Tobacco-0.84%
AI Aqua Merger Sub, Inc.
Delayed Draw Term Loan(d)	-	07/31/2028		$1,337	$ 1,289,011
Incremental Term Loan B (3 mo. Term SOFR + 3.75%)	8.36%	07/31/2028		7,666	7,393,227
Term Loan B (1 mo. USD LIBOR + 3.75%)	8.32%	07/31/2028		7,597	7,338,374
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	8.23%	03/20/2024		6,510	6,058,644
Naked Juice LLC (Tropicana), Second Lien Term Loan (3 mo. Term SOFR + 6.00%)	10.68%	01/20/2030		4,430	3,453,232
					25,532,488

Brokers, Dealers & Investment Houses-0.18%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.31%	08/05/2029		99	89,194
Zebra Buyer LLC
Term Loan (3 mo. USD LIBOR + 3.00%)	7.75%	11/01/2028		703	700,496
Term Loan (3 mo. Term SOFR + 4.00%)	8.33%	11/01/2028		4,647	4,658,588
					5,448,278

Building & Development-3.61%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	7.22%	08/27/2025		2,070	2,060,965
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	11/03/2028		3,590	3,464,948
Core & Main L.P., Term Loan B (1 mo. USD LIBOR + 2.50%)	7.20%	06/10/2028		10,105	10,088,077
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	9.60%	04/01/2028		13,771	11,161,047
Fusilli HoldCo (Jersey), Term Loan B (3 mo. EURIBOR + 6.00%) (Acquired 02/01/2022-02/24/2022; Cost $2,518,679)(f)	8.54%	10/12/2023	EUR	2,297	2,114,793
Icebox Holdco III, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.23%	12/22/2028		7,075	6,721,435
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(e)	11.48%	12/21/2029		1,544	1,375,990
LBM Holdings LLC, First Lien Term Loan(d)	-	12/17/2027		315	288,865
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	9.47%	02/16/2029		18,179	15,020,621
Mayfair Mall LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(e)	7.82%	04/20/2023		2,262	2,070,103
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.18%	04/29/2029		8,323	8,078,849
Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.26%	02/01/2027		2,415	2,397,690
Term Loan B (1 mo. USD LIBOR + 3.00%)	7.63%	06/11/2028		13,702	13,670,554
Re/Max LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	7.19%	07/21/2028		4,601	4,405,360
SRS Distribution, Inc.
Term Loan (3 mo. Term SOFR + 3.50%)	7.97%	06/02/2028		5,139	4,973,718
Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	06/02/2028		4,835	4,693,423
Standard Industries, Inc., Term Loan B (6 mo. USD LIBOR + 2.25%)	6.43%	09/22/2028		2,184	2,181,374
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.99%	05/29/2026		8,617	8,525,226
Werner FinCo L.P., Term Loan (3 mo. USD LIBOR + 4.00%)	8.73%	07/24/2024		6,593	6,188,748
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 3.68%)	6.13%	04/12/2028	EUR	723	658,559
					110,140,345

Business Equipment & Services-8.81%
Adevinta ASA (Norway), Term Loan B-2 (3 mo. USD LIBOR + 2.75%)	7.48%	06/26/2028		7,028	7,031,536
Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.38%	05/17/2028		6,447	6,298,333
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan B (3 mo. EURIBOR + 3.75%)	6.18%	05/12/2028	EUR	661	663,884
Asurion LLC (fka Asurion Corp.), Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.63%	11/03/2024		1,620	1,616,162
Camelot Finance L.P.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	10/30/2026		10,049	10,030,279
Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	10/30/2026		8,478	8,456,101
Checkout Holding Corp., Term Loan	10.00%	06/30/2023		42	42,101
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	05/17/2028		12,312	11,194,880
Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.31%	02/15/2029		1,419	1,188,421
Term Loan B (1 mo. USD LIBOR + 4.00%)	8.81%	02/10/2028		9,484	8,993,867
Corp. Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	7.97%	08/08/2029		6,343	6,352,535
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)	11.88%	08/08/2026		234	219,463
Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)(e)	10.28%	10/05/2028		8,526	7,353,907

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Business Equipment & Services-(continued)
Dakota Holding Corp., Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	04/07/2028		$1,198	$ 1,125,192
Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.25%)	7.85%	01/18/2029		4,191	4,177,724
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	4.06%	09/11/2025		1,349	1,334,790
Revolver Loan(g)	0.00%	09/11/2025		7,823	7,741,784
Term Loan (1 mo. USD LIBOR + 3.25%)	7.87%	02/06/2026		11,546	11,533,163
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.81%	02/01/2029		6,564	6,534,799
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	8.91%	10/30/2026		4,564	4,565,889
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	05/12/2028		9,379	8,989,588
ION Trading Technologies S.a.r.l. (Luxembourg)
Term Loan B (3 mo. USD LIBOR + 4.75%)	9.48%	03/31/2028		1,734	1,632,193
Term Loan B (3 mo. EURIBOR + 4.25%)	6.45%	04/01/2028	EUR	1,568	1,579,427
Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.50%)	9.29%	10/28/2027		13,878	11,478,696
Konecta (Kronosnet CX Bidco 2022, S.L.) (Spain), First Lien Term Loan (3 mo. EURIBOR + 5.75%)	8.17%	09/30/2029	EUR	1,355	1,334,322
Monitronics International, Inc.
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $12,678,800)(f)	12.33%	03/29/2024		13,184	8,635,254
Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 06/27/2019-04/27/2022; Cost $11,718,753)(e)(f)	10.83%	07/03/2024		11,702	11,116,621
OCM System One Buyer CTB LLC, Term Loan (1 mo. USD LIBOR + 4.00%)	8.73%	03/02/2028		5,371	5,344,263
Orchid Merger Sub II LLC, Term Loan (6 mo. Term SOFR + 4.75%)(e)	9.48%	07/27/2027		9,494	8,212,137
Outfront Media Capital LLC, Term Loan (1 mo. USD LIBOR + 1.75%)	6.38%	11/18/2026		4,003	3,965,785
Prime Security Services Borrower LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	7.52%	09/23/2026		7,688	7,683,547
Prometric Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.00%)	7.64%	01/29/2025		124	116,794
QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	8.80%	06/23/2024	GBP	13,179	15,287,508
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. Term SOFR + 2.50%)	9.25%	11/08/2024		189	189,097
Sitel Worldwide Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	8.39%	08/28/2028		11,844	11,822,159
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	9.93%	07/14/2028		4,391	3,807,247
Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.77%	03/04/2028		22,161	18,773,517
Tempo Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.62%	08/31/2028		2,257	2,257,658
Thevelia (US) LLC, First Lien Term Loan B (3 mo. Term SOFR + 4.00%)	8.73%	06/17/2029		5,747	5,624,948
Trans Union LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	6.88%	11/30/2028		5,928	5,902,822
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.75%)(e)	10.35%	03/20/2027		1,465	1,348,188
Verra Mobility Corp., Term Loan B (6 mo. USD LIBOR + 3.25%)	7.88%	03/19/2028		12,324	12,322,699
Virtusa Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	8.47%	02/08/2029		7,445	7,418,587
Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/11/2028		6,437	6,417,265
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	8.05%	08/04/2028		420	407,949
WEX, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.88%	03/19/2028		601	599,979
					268,723,060

Cable & Satellite Television-3.41%
Altice Financing S.A. (Luxembourg), Term Loan (3 mo. USD LIBOR + 5.00%)(e)	9.57%	10/31/2027		2,716	2,712,633
Atlantic Broadband Finance LLC
Incremental Term Loan B (1 mo. USD LIBOR + 2.50%)	7.13%	09/01/2028		9,160	9,036,993
Term Loan B (1 mo. USD LIBOR + 2.00%)	6.63%	01/03/2025		5,535	5,529,931
CSC Holdings LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.09%	04/15/2027		4,852	4,383,835
Term Loan B (1 mo. Term SOFR + 4.50%)	9.06%	01/15/2028		2,785	2,614,292
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.86%	08/14/2026		15,459	15,051,073
Term Loan B-11 (3 mo. USD LIBOR + 2.75%)	7.58%	07/31/2025		969	959,962
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	8.52%	01/31/2026		11,389	11,069,931
ORBCOMM, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.88%	09/01/2028		6,530	5,330,198
Telenet-LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	6.59%	04/30/2028		467	457,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Cable & Satellite Television–(continued)
UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	6.84%	04/30/2028		$116	$ 114,637
Term Loan AX (1 mo. USD LIBOR + 2.93%)	7.51%	01/31/2029		16,353	16,158,701
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	7.09%	01/31/2028		7,875	7,738,451
Term Loan Q (1 mo. USD LIBOR + 3.25%)	7.84%	01/31/2029		20,909	20,841,712
Vodafone Ziggo - LG, Term Loan H (6 mo. EURIBOR + 3.00%)	6.10%	01/31/2029	EUR	2,000	2,033,523
					104,033,245

Chemicals & Plastics–6.05%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.53%	10/01/2025		13,887	13,829,559
Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.38%	11/24/2028		1,711	1,557,021
Arxada (Switzerland)
Term Loan B (3 mo. EURIBOR + 4.00%)	6.20%	07/03/2028	EUR	1,000	997,675
Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	07/03/2028		1,576	1,496,809
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	8.83%	08/27/2026		2,786	2,785,709
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-4(d)	-	12/20/2029		8,473	8,521,571
BASF Construction Chemicals (Germany), Term Loan B-3 (3 mo. USD LIBOR + 3.50%)	8.23%	09/29/2027		22,212	22,205,481
BES (Discovery Purchaser Corp.)
First Lien Term Loan (1 mo. Term SOFR + 7.00%)	11.59%	08/03/2030		2,903	2,666,275
Second Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	10/03/2029		822	788,802
Charter NEX US, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.48%	12/01/2027		9,201	9,066,450
Colouroz Investment LLC (Germany)
PIK First Lien Term Loan B-2, 0.75% PIK Rate, 8.57% Cash Rate	0.75%	09/21/2023		810	580,909
PIK First Lien Term Loan C, 0.75% PIK Rate, 8.57% Cash Rate	0.75%	09/21/2023		372	266,879
PIK First Lien Term Loan, 0.75% PIK Rate, 5.75% Cash Rate	0.75%	09/21/2023	EUR	6	4,178
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.07% Cash Rate	5.75%	09/21/2024		59	30,834
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.13%	03/16/2025		2,411	2,372,654
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.98%	11/01/2028		11,473	10,478,993
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.30%	05/28/2029		3,235	3,072,720
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.83%	12/31/2027		671	670,660
H.B. Fuller Co., Term Loan B(d)	-	02/08/2030		2,264	2,282,832
ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	12/29/2027		6,316	5,344,790
INEOS Quattro Holdings Ltd. (United Kingdom), Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	01/29/2026		4,441	4,425,684
Ineos US Finance LLC
Term Loan	8.47%	11/08/2027		4,205	4,199,364
Term Loan (1 mo. Term SOFR + 2.50%)	7.41%	11/08/2028		3,663	3,609,486
Term Loan(d)	-	02/09/2030		4,839	4,809,864
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	06/30/2027		5,783	5,670,889
Messer Industries USA, Inc., Term Loan B-1	7.23%	03/02/2026		2,508	2,504,513
Potters Industries LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	12/14/2027		2,877	2,877,703
PQ Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	7.33%	06/09/2028		753	751,401
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.50%	11/03/2025		3,284	3,240,108
Quantix, Term Loan (3 mo. Term SOFR + 6.25%)(e)	10.99%	05/03/2025		14,814	14,517,886
Tronox Finance LLC, Incremental Term Loan B (3 mo. Term SOFR + 3.25%)	7.83%	03/03/2029		7,834	7,814,784
Vertellus
Revolver Loan (1 mo. Term SOFR + 5.75%)(e)	10.42%	12/22/2025		534	501,337
Revolver Loan(g)	0.00%	12/22/2025		2,285	2,144,608
Term Loan B (6 mo. Term SOFR + 5.75%)(e)	10.87%	12/22/2027		22,997	22,008,427
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.50%	09/22/2028		16,382	16,332,534
					184,429,389

Clothing & Textiles–1.06%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.22%	12/21/2028		17,335	17,048,251
Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.72%	12/20/2029		4,051	3,762,052
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.06%	04/28/2028		11,473	11,408,367
					32,218,670

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Conglomerates–0.43%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	01/03/2029		$2,694	$ 2,696,726
CeramTec (CTEC III GmbH) (Germany), Term Loan B (3 mo. EURIBOR + 3.75%)	6.45%	03/16/2029	EUR	148	151,619
Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	9.66%	02/23/2029		1,450	1,442,135
Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.39%	02/02/2026		580	527,871
Term Loan B (1 mo. Term SOFR + 3.75%)	8.41%	02/17/2029		8,341	8,181,321
					12,999,672

Containers & Glass Products–2.56%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.48%	03/11/2028		7,733	7,592,532
Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. Term SOFR + 4.00%)	9.04%	12/14/2028		7,941	7,280,539
Duran Group (Germany), Term Loan B-2 (3 mo. USD LIBOR + 3.75%) (Acquired 03/24/2017-05/22/2017; Cost $9,100,612)(e)(f)	7.88%	03/29/2024		9,114	8,806,520
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 08/07/2020-02/21/2023; Cost $8,539,586)(f)	6.74%	10/31/2023	EUR	8,511	7,096,860
Term Loan B-3 (3 mo. EURIBOR + 4.25%) (Acquired 02/25/2020-02/21/2023; Cost $3,586,635)(f)	6.95%	10/31/2023	EUR	3,816	3,182,192
LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	9.63%	10/29/2028		11,855	11,599,239
Libbey Glass, Inc., First Lien Term Loan (3 mo. Term SOFR + 3.75%) (Acquired 11/22/2022-11/25/2022; Cost $12,215,989)(f)	8.71%	11/22/2027		13,087	12,596,590
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	9.03%	07/07/2028		6,482	6,028,231
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	7.98%	10/04/2028		5,530	4,852,174
Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)(e)	11.23%	10/04/2029		1,022	715,454
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.01%	07/12/2029		8,450	8,421,623
					78,171,954

Cosmetics & Toiletries–0.54%
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.84%	04/05/2025		11,998	11,985,316
Parfums Holding Co., Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	1.00%	06/30/2024		0	34
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.49%	06/29/2028	EUR	3,399	3,081,331
Wella (Rainbow FinCo S.a.r.l.), Term Loan B (6 mo. EURIBOR + 3.50%)	6.70%	02/24/2029	EUR	1,293	1,315,412
					16,382,093

Drugs–0.23%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	6.63%	11/15/2027		193	188,514
Perrigo Investments LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.22%	04/06/2029		6,858	6,878,775
					7,067,289

Ecological Services & Equipment–0.61%
Anticimex (Sweden)
First Lien Term Loan (1 mo. Term SOFR + 4.75%)	9.74%	11/16/2028		1,827	1,809,075
Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	8.45%	11/16/2028		1,675	1,660,089
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	05/11/2025		6,001	5,809,327
GFL Environmental, Inc. (Canada), Term Loan B (1 mo. Term SOFR + 3.00%)	7.72%	05/28/2027		534	535,724
Groundworks LLC
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(e)	1.00%	01/17/2026		274	273,497
Delayed Draw Term Loan (3 mo. USD LIBOR + 4.75%)(e)	9.48%	01/17/2026		2,937	2,937,185
Delayed Draw Term Loan(g)	0.00%	01/17/2026		2,176	2,175,438
Term Loan (3 mo. USD LIBOR + 4.75%)(e)	9.48%	01/17/2026		485	485,064
Term Loan(e)(g)	0.00%	03/14/2029		339	329,082
Term Loan(e)(g)	0.00%	03/14/2030		1,060	1,028,382
OGF (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	7.11%	12/31/2025	EUR	848	834,478
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.47%	03/20/2025		725	683,523
					18,560,864

Electronics & Electrical–12.13%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.49%	02/01/2030		990	875,691

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)

AppLovin Corp., Term Loan (3 mo. Term SOFR + 3.00%)	7.69%	10/25/2028		$7,323	$ 7,267,872

Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	6.43%	10/02/2025	EUR	90	93,717

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.63%	04/18/2025		12,950	12,803,925

CommerceHub, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	8.78%	01/01/2028		9,034	8,648,073

CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	04/06/2026		13,021	12,669,357

ConnectWise LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	8.34%	10/01/2028		4	4,163

Cornerstone OnDemand, First Lien Term Loan (1 mo. USD LIBOR + 3.75%) (Acquired 09/30/2021-04/11/2022; Cost $12,479,939)(f)	8.38%	10/16/2028		12,544	11,631,517

Delta Topco, Inc. (Infoblox, Inc.), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.15%	12/01/2027		3,157	2,950,593
Diebold Nixdorf, Inc.
Term Loan (1 mo. Term SOFR + 5.25%)	10.24%	07/15/2025		13,867	9,481,259
Term Loan (1 mo. Term SOFR + 6.40%)	11.63%	07/15/2025		5,445	5,688,044

Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(e)	9.63%	11/01/2028		4,008	4,013,023

E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.08%	02/04/2028		8,847	8,816,860

Emerald Technologies AcquisitionCo, Inc., Term Loan B (1 mo. Term SOFR + 6.25%)	10.97%	12/29/2027		1,228	1,151,569

Energizer Holdings, Inc., Term Loan (1 mo. USD LIBOR + 2.25%)	6.93%	12/22/2027		2,409	2,406,164

Entegris, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.62%	07/06/2029		9,038	9,070,320

ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.62%	05/06/2026		774	746,910

EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	07/01/2028		3,769	3,759,385

Forcepoint, Term Loan (3 mo. USD LIBOR + 4.25%)	9.08%	01/07/2028		3,019	2,853,872

Go Daddy Operating Co. LLC, Term Loan (1 mo. Term SOFR + 3.25%)	7.87%	11/09/2029		540	541,551

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.38%	08/31/2027		27,960	15,512,144
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.65%	01/11/2027		5,341	4,002,564
Term Loan (3 mo. USD LIBOR + 4.00%)	8.86%	01/10/2026		16,450	14,056,624
Inetum (Granite Fin Bidco SAS) (France)
Term Loan(d)(e)	-	09/23/2028	EUR	1,069	1,079,342
Term Loan B (3 mo. EURIBOR + 5.00%)	7.06%	10/17/2028	EUR	2,267	2,289,552

Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	11.73%	03/02/2029		749	676,425

Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.44%	10/15/2028		7,597	7,593,458

Instructure Holdings, Inc., Term Loan (3 mo. USD LIBOR + 2.75%)	7.85%	11/01/2028		1,384	1,379,577

Learning Pool (Brook Bidco Ltd.) (United Kingdom) (3 mo. SONIA + 6.87%)(e)	10.30%	08/17/2028	GBP	391	460,268
Term Loan (3 mo. SONIA + 6.75%)(e)	10.72%	08/17/2028	GBP	1,603	1,886,001
Term Loan 1 (3 mo. USD LIBOR + 6.75%)(e)	11.58%	08/17/2028		4,887	4,691,437
Term Loan 2 (3 mo. SONIA + 6.75%)(e)	10.30%	08/17/2028		1,912	1,835,070
Marcel Bidco LLC
Term Loan (1 mo. USD LIBOR + 4.00%)(e)	8.42%	12/31/2027		481	479,637
Term Loan B-1 (3 mo. USD LIBOR + 3.25%)(e)	7.67%	03/11/2025		2,449	2,442,987

Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	9.65%	08/13/2028		16,853	11,375,540

Maverick Bidco, Inc. (Mitratech), Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)(e)	11.58%	05/18/2029		174	158,140
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.08%	07/27/2029		1,037	817,603
Term Loan B (1 mo. USD LIBOR + 4.75%)	9.58%	07/27/2028		2,920	2,498,744

McAfee LLC, Term Loan B-1 (1 mo. Term SOFR + 4.50%)	8.42%	03/01/2029		12,865	12,088,647

Mirion Technologies, Inc., Term Loan (6 mo. USD LIBOR + 2.75%)	7.48%	10/20/2028		3,908	3,885,562

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/25/2019-04/12/2022; Cost $15,461,440)(f)	10.42%	04/29/2026		15,785	14,166,656

Native Instruments (Germany), Term Loan (3 mo. USD LIBOR + 6.00%)(e)	7.98%	03/03/2028	EUR	3,929	3,918,993

NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	7.33%	08/28/2026		4,690	4,663,044

Oberthur Tech, Term Loan B (3 mo. USD LIBOR + 4.50%)	9.23%	01/09/2026		1,037	1,027,934
Open Text Corp. (Canada)
Incremental Term Loan B(d)	-	08/27/2029		15,355	15,354,003
Term Loan (3 mo. USD LIBOR + 1.75%)	6.38%	05/30/2025		70	70,001
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.42%	01/31/2025		4,046	3,765,404
Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		21,381	21,267,595

Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan(d)	-	06/23/2028	EUR	3,000	2,615,284

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Electronics & Electrical–(continued)

Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	8.88%	01/02/2025		$3,131	$ 3,052,941

Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	7.88%	08/31/2028		134	130,726
Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.33%	01/20/2030		753	488,797
Term Loan B (3 mo. Term SOFR + 4.25%)	9.08%	01/19/2029		19,351	16,724,999

RealPage, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.63%	04/24/2028		4,346	4,217,094

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 10.83% Cash Rate (Acquired 12/06/2021-02/07/2023; Cost $11,548,852)(f)	2.00%	12/08/2026		9,542	3,476,974

Severin Acquisition LLC, First Lien Term Loan (1 mo. Term SOFR + 3.00%)	7.68%	08/01/2025		8	7,878

SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.71%	05/16/2025		8,197	8,123,358
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.46%	05/18/2026		1,226	1,147,896
SS&C Technologies, Inc.
Term Loan B-3 (3 mo. USD LIBOR + 1.75%)	6.38%	04/16/2025		2,795	2,793,716
Term Loan B-4 (3 mo. USD LIBOR + 1.75%)	6.38%	04/16/2025		2,478	2,477,418
Term Loan B-5 (3 mo. USD LIBOR + 1.75%)	6.38%	04/16/2025		1,772	1,770,914
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.58%	05/04/2026		12,904	12,756,423
Incremental First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.03%	05/04/2026		10,408	10,219,789

UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.48%	11/19/2028		8,804	8,779,610
Utimaco (Germany)
Term Loan B (3 mo. USD LIBOR + 6.25%)(e)	8.95%	05/31/2029	EUR	9,126	9,247,156
Term Loan B (3 mo. Term SOFR + 6.25%)(e)	11.06%	05/31/2029		5,122	4,947,765

Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	9.73%	09/01/2025		13,312	10,473,763
WebPros, Term Loan (3 mo. USD LIBOR + 5.25%)	9.98%	02/18/2027		7,461	7,330,478
					369,699,796

Financial Intermediaries–1.05%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	04/07/2028		11,794	11,512,511
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	07/20/2026		305	298,171

LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	8.60%	09/15/2028		12,275	11,364,427

Stiphout Finance LLC, Incremental Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	10/26/2025		3,012	3,006,448
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	8.56%	02/18/2027		6,101	5,954,057
					32,135,614

Food Products–2.35%

Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	8.56%	12/18/2026		8,614	8,602,817

Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	5.86%	02/15/2027	EUR	11,609	9,642,400
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	9.62%	10/18/2028		3,574	3,341,339
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	9.63%	10/18/2028		15,893	14,859,959
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	12.63%	10/08/2029		2,864	2,577,278
H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	8.63%	05/23/2025		9,195	8,304,376
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	9.63%	05/23/2025		5,305	4,804,059
Term Loan (3 mo. USD LIBOR + 3.69%)	8.32%	05/23/2025		6,805	6,139,462

Hostess Brands LLC, First Lien Term Loan B (1 mo. USD LIBOR + 2.25%)	7.08%	08/03/2025		132	131,837

Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	8.23%	11/10/2029		2,386	2,393,622
Shearer’s Foods LLC
Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.39%	09/22/2028		405	378,952
Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	09/23/2027		2	2,232
Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	6.24%	07/02/2025	EUR	3,889	3,838,245
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		2,866	2,693,283

United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.98%	10/22/2025		2,807	2,817,194
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (6 mo. EURIBOR + 4.00%)	5.16%	09/29/2028	EUR	1,129	1,016,653
					71,543,708

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Food Service-0.77%
Aramark Services, Inc.
Term Loan B-3 (1 mo. USD LIBOR + 1.75%)	6.38%	03/11/2025		$685	$ 685,022
Term Loan B-5 (1 mo. USD LIBOR + 2.50%)	7.13%	04/06/2028		666	665,238
Euro Garages (Netherlands)
Term Loan B (3 mo. USD LIBOR + 4.00%)	9.15%	02/07/2025		1,941	1,821,709
Term Loan B (3 mo. USD LIBOR + 4.25%)	8.98%	03/31/2026		826	774,349
Financiere Pax S.A.S.
Revolver Loan (3 mo. USD LIBOR + 4.30%)(e)	0.90%	01/02/2026	EUR	268	231,366
Revolver Loan(g)	0.00%	03/25/2023		805	694,098
Term Loan B (6 mo. EURIBOR + 4.75%)	7.19%	07/01/2026	EUR	6,781	6,553,678
US Foods, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	11/22/2028		4,171	4,171,516
WW International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.14%	04/13/2028		13,444	7,814,045
					23,411,021

Health Care-2.93%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom)
Term Loan (1 mo. SONIA + 4.75%)	8.68%	06/08/2028	GBP	2,490	2,884,287
Term Loan (1 mo. Term SOFR + 4.50%)(e)	9.15%	06/08/2028		2,922	2,732,290
Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.12%	12/11/2028		1,587	1,494,540
athenahealth Group, Inc.
Term Loan (1 mo. Term SOFR + 3.50%)	8.06%	02/15/2029		6,262	5,810,576
Delayed Draw Term Loan(g)	0.00%	02/15/2029		767	712,022
Cerba (Chrome Bidco) (France)
Term Loan (3 mo. EURIBOR + 4.00%)	5.93%	02/14/2029	EUR	1,684	1,713,534
Term Loan(d)	-	02/16/2029	EUR	1,802	1,885,285
Term Loan B (1 mo. EURIBOR + 3.25%)	6.16%	05/24/2028	EUR	2,000	1,994,176
Certara Holdco, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	08/14/2026		1,357	1,349,897
Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B (3 mo. SONIA + 4.50%)	7.93%	04/17/2028	GBP	1,119	1,198,503
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.13%	02/04/2027		13,692	12,639,143
Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	9.20%	03/14/2025		8,922	7,150,326
Term Loan (1 mo. USD LIBOR + 4.25%)	8.83%	10/02/2025		5,124	4,087,087
ICON PLC
Term Loan (3 mo. USD LIBOR + 2.25%)	7.00%	07/03/2028		448	448,024
Term Loan (3 mo. USD LIBOR + 2.25%)	7.00%	07/03/2028		1,798	1,798,206
Inovie Group Bidco (Labosud) (France), Term Loan B (3 mo. EURIBOR + 4.00%)	6.20%	03/03/2028	EUR	5,101	5,054,643
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	8.50%	09/07/2028		7,669	7,563,940
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	12/18/2028		8,871	8,313,325
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	12/17/2029		1,991	1,424,764
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.74%	12/15/2027	EUR	388	403,787
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	6.74%	12/15/2027	EUR	224	233,245
Nidda Healthcare Holding AG (Germany), Term Loan F (3 mo. SONIA + 4.50%)	8.45%	08/21/2026	GBP	639	731,761
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	7.75%	06/02/2028		5,184	5,142,818
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	9.88%	11/24/2028		3,891	3,777,012
TTF Holdings LLC (Soliant), Term Loan B (1 mo. USD LIBOR + 4.00%)	8.69%	03/31/2028		1,716	1,714,857
Veonet (Blitz F21-433 GmbH) (Germany), First Lien Term Loan (3 mo. EURIBOR + 4.75%)(e)	7.77%	03/14/2029	EUR	865	892,601
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.63%	08/27/2025		3,966	3,970,036
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.33%	01/15/2028		1,938	1,821,340
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.08%	01/15/2029		551	500,431
					89,442,456

Home Furnishings-2.33%
Griffon Corp., Term Loan B (1 mo. Term SOFR + 2.75%)	9.00%	01/19/2029		269	267,643

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Home Furnishings-(continued)
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-10/31/2022; Cost $ 878,990)(e)(f)	7.12%	02/28/2026	EUR	1,206	$ 835,650
Term Loan (6 mo. EURIBOR+0.00%) (Acquired 10/04/2022-10/31/2022; Cost $ 9,664)(e)(f)	12.00%	02/26/2027	EUR	1,096	0
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.37%	02/26/2029		$26,103	24,094,096
Hunter Douglas, Inc., First Lien Term Loan (3 mo. EURIBOR + 4.00%)	6.67%	02/26/2029	EUR	6,652	6,444,750
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	8.44%	09/25/2028		16,440	15,556,341
Serta Simmons Bedding LLC
First Lien Term Loan(h)	0.00%	08/10/2023		7,568	7,485,980
Second Lien Term Loan(h)	0.00%	08/10/2023		12,055	6,759,174
SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	8.75%	10/06/2028		9,923	8,566,765
VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.38%	07/01/2029		1,231	977,882
					70,988,281

Industrial Equipment-3.70%
Chart Industries, Inc., Term Loan B (d)	-	12/08/2029		6,890	6,894,107
Crosby US Acquisition Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.50%	06/26/2026		2,558	2,500,153
Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.08%	06/08/2029		9,906	8,568,553
DXP Enterprises, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.17%	12/23/2027		6,380	6,280,461
Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)(e)	10.73%	05/21/2029		481	449,501
Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	1.27%	06/04/2026		3,920	3,567,091
Term Loan (3 mo. EURIBOR + 4.25%)	6.32%	12/04/2026	EUR	1,140	1,149,288
Term Loan B (3 mo. USD LIBOR + 5.00%)(e)	9.77%	12/04/2026		11,831	11,239,294
Term Loan B-2	9.23%	12/04/2026		4,256	4,059,131
Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	7.99%	06/21/2028		1,927	1,839,717
MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.41%	08/17/2029		11,381	11,315,646
MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.50%)	7.13%	07/31/2025		498	498,287
New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	03/08/2025		3,516	3,164,208
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.25%	02/28/2025		20,452	11,436,346
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.75%	02/28/2026		4,802	1,662,692
Summer (BC) Holdco B S.a r.l (), Revolver Loan(g)	0.00%	03/25/2023		3,080	2,802,909
Syntegon (BOSPAC Platin2025 S.a.r.l.) (Germany), Term Loan B (3 mo. EURIBOR + 3.90%)	6.10%	12/29/2028	EUR	1,385	1,427,958
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 6.00%)(e)	0.38%	03/31/2028		369	342,646
Revolver Loan(g)	0.00%	03/31/2028		1,333	1,238,797
Term Loan (1 mo. Term SOFR + 6.00%)	10.47%	03/31/2028		25,539	24,533,731
Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027		2,331	2,284,085
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan B (1 mo. USD LIBOR + 7.00%)(e)	11.59%	11/19/2029		789	635,212
Term Loan B (1 mo. USD LIBOR + 3.75%)(e)	8.34%	11/15/2028		5,536	4,872,104
					112,761,917

Insurance-2.77%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	02/15/2027		8,762	8,395,404
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/15/2027		7,423	7,129,061
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	8.88%	02/15/2027		8,507	8,217,613
Term Loan (1 mo. Term SOFR + 5.75%)	10.45%	02/15/2027		674	675,846
Alliant Holdings Intermediate LLC, Term Loan (1 mo. USD LIBOR + 3.50%)	8.09%	11/06/2027		10,246	10,141,545
AmWINS Group LLC, Term Loan B(d)	-	02/19/2028		2,732	2,724,676
HUB International Ltd., Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	8.06%	04/25/2025		4,333	4,332,045
Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.72%	09/01/2027		7,643	7,645,060
Sedgwick Claims Management Services, Inc., Term Loan B (1 mo. Term SOFR + 3.75%)	8.32%	02/21/2028		9,860	9,759,645

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Insurance-(continued)
USI, Inc.
Term Loan (3 mo. USD LIBOR + 3.25%)	8.41%	12/02/2026		$6,293	$6,295,332
Term Loan (1 mo. Term SOFR + 3.75%)	8.33%	11/22/2029		19,115	19,104,761
					84,420,988

Leisure Goods, Activities & Movies-4.04%
Bright Horizons Family Solutions, Inc., Term Loan B	6.98%	11/19/2028		4,820	4,820,983
Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	7.88%	10/18/2028		17,979	17,484,468
Term Loan (6 mo. USD LIBOR + 3.00%)	7.63%	06/30/2025		2,530	2,494,276
Crown Finance US, Inc.
DIP Term Loan (1 mo. Term SOFR + 10.00%) (Acquired 09/14/2022-09/23/2022; Cost $21,244,074)(f)	14.84%	09/07/2023		22,206	22,705,776
First Lien Term Loan (Acquired 09/20/2019-07/26/2022; Cost $7,691,219)(f)(h)(i)	0.00%	09/30/2026		9,525	1,556,298
Revolver Loan(h)	4.73%	03/02/2023		2,061	346,583
Revolver Loan(g)	0.00%	03/25/2023		0	0
Term Loan (Acquired 08/28/2020-11/30/2022; Cost $1,521,176)(f)(h)(i)	0.00%	02/28/2025	EUR	2,092	361,722
Term Loan (Acquired 12/15/2021-10/20/2022; Cost $6,905,060)(f)(h)(i)	0.00%	02/28/2025		9,452	1,554,631
CWGS Group LLC, Term Loan (1 mo. USD LIBOR + 2.50%)	7.13%	06/03/2028		6,092	5,460,358
Delta 2 Lux S.a.r.l. (United Kingdom), First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.06%	01/15/2030		5,956	5,979,411
Eagle Midco Ltd. (United Kingdom)
Term Loan (3 mo. EURIBOR + 3.75%)	5.95%	03/20/2028	EUR	403	409,494
Term Loan (1 mo. EURIBOR + 4.75%)	8.96%	03/20/2028	GBP	1,617	1,828,673
Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	8.08%	04/18/2025		5,740	5,514,808
Galileo Global Educaion Finance S.a.r.l. (Luxembourg), Term Loan B (3 mo. EURIBOR + 3.50%)	6.16%	07/14/2028	EUR	525	543,368
Global University Systems (Netherlands), Term Loan B (6 mo. EURIBOR + 3.50%)	5.80%	01/29/2027	EUR	1,083	1,082,812
Lakeland Tours LLC
PIK Term Loan, 13.25% PIK Rate (Acquired 09/25/2020-09/27/2022; Cost $408,744)(f)	13.25%	09/25/2027		986	665,759
Third Lien Term Loan B (1 mo. USD LIBOR + 6.00%) (Acquired 09/25/2020-10/31/2022; Cost $638,889)(e)(f)	10.83%	09/25/2025		823	748,583
Nord Anglia Education, Term Loan B(d)	-	01/25/2028		2,280	2,282,660
OEG Borrower LLC (Opry Entertainment), Term Loan B (3 mo. Term SOFR + 5.00%)(e)	9.60%	05/20/2029		7,256	7,237,534
Parques Reunidos (Piolin Bidco s.a.u) (Spain)
Revolver Loan (3 mo. EURIBOR + 3.50%)(e)	1.05%	03/16/2026	EUR	2,538	2,402,293
Revolver Loan(g)	0.00%	03/16/2026		3,483	3,296,671
Red Ventures LLC (New Imagitas, Inc.), Term Loan(d)	-	02/24/2030		1,558	1,558,130
Royal Caribbean Cruises
Revolver Loan (3 mo. USD LIBOR + 1.30%)(e)	5.69%	04/05/2024		9,348	8,950,779
Revolver Loan (3 mo. USD LIBOR + 1.70%)	5.56%	04/12/2024		1,621	1,550,944
Revolver Loan(g)	0.00%	04/05/2024		1,239	1,186,701
Revolver Loan(g)	0.00%	04/12/2024		452	432,524
Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	5.95%	02/27/2027	EUR	5,233	4,533,752
SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.69%	08/25/2028		2,194	2,191,033
Six Flags Theme Parks, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	6.39%	04/17/2026		1,229	1,208,649
Vue International Bidco PLC (United Kingdom)
First Lien Term Loan(d)(e)(h)	-	07/03/2025	GBP	9,000	5,981,171
Term Loan	1.00%	06/30/2027	EUR	1,172	1,084,936
Term Loan (6 mo. EURIBOR + 8.00%)	9.77%	06/30/2027	EUR	2,223	2,057,639
Term Loan (3 mo. EURIBOR + 8.00%)	4.35%	12/31/2027	EUR	5,329	3,553,058
					123,066,477

Lodging & Casinos-1.60%
Aimbridge Acquisition Co., Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.34%	02/02/2026		3,411	3,251,852
B&B Hotels S.A.S. (France), Second Lien Term Loan A-1 (3 mo. EURIBOR + 8.50%)	10.89%	07/31/2027	EUR	1,204	1,268,498
Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	7.13%	08/03/2028		333	332,410

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Lodging & Casinos-(continued)
Four Seasons Holdings, Inc. (Canada), Term Loan (1 mo. Term SOFR + 3.25%)	8.16%	11/30/2029		$1,921	$ 1,932,189
Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	08/02/2028		1,940	1,939,043
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.71%	09/12/2025	EUR	7,975	7,926,560
Term Loan C (6 mo. EURIBOR+4.50%)	6.96%	09/30/2027	EUR	2,534	2,500,075
Term Loan D (6 mo. EURIBOR + 5.50%)	7.75%	09/12/2027	EUR	26,609	26,744,299
RHP Hotel Properties L.P., Term Loan B (3 mo. USD LIBOR + 2.00%)	6.64%	05/11/2024		355	354,858
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.61%	12/14/2029		2,596	2,592,648
					48,842,432

Nonferrous Metals & Minerals-0.51%
American Rock Salt Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	06/09/2028		1,355	1,311,543
Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	11.88%	06/11/2029		212	201,285
AZZ, Inc., Term Loan (1 mo. Term SOFR + 4.25%)	8.97%	05/13/2029		7,860	7,873,255
Covia Holdings Corp., Term Loan (3 mo. USD LIBOR + 4.00%)	8.78%	07/31/2026		819	811,493
Form Technologies LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.46%	07/19/2025		3,557	3,257,774
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)(e)	13.96%	10/22/2025		2,106	1,705,448
SCIH Salt Holdings Inc. (Kissner Group), Incremental First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.83%	03/16/2027		443	432,632
					15,593,430

Oil & Gas-1.37%
Brazos Delaware II LLC, First Lien Term Loan (d)	-	02/01/2030		6,520	6,490,273
Glass Mountain Pipeline Holdings LLC, Term Loan (3 mo. USD LIBOR + 4.50%)	9.14%	10/28/2027		304	257,301
Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	11.48%	08/25/2026		3,097	3,044,982
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024		6,610	5,387,410
LOC (3 mo. USD LIBOR + 4.00%)(e)	8.46%	06/30/2024		2,890	2,022,696
PIK Term Loan, 3.00% PIK Rate, 5.63% Cash Rate	3.00%	06/30/2025		1,533	1,017,419
Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	06/30/2024		279	169,496
Petroleum GEO-Services ASA (Norway)
Term Loan (3 mo. Term SOFR + 6.75%) (Acquired 05/23/2022; Cost $1,133,010)(e)(f)	11.33%	03/18/2024		1,133	1,150,005
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 02/03/2021-02/09/2021; Cost $7,756,533)(f)	12.14%	03/19/2024		8,367	8,241,053
QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021; Cost $2,638,482)(f)	12.63%	08/27/2026		2,678	2,673,989
TransMontaigne Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	11/17/2028		9,416	9,381,526
WhiteWater Whistler Holdings LLC, Term Loan B(d)	-	01/25/2030		2,093	2,092,230
					41,928,380

Publishing-3.38%
Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		22,823	21,638,012
Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	8.23%	08/21/2026		7,635	7,246,737
Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)(e)	8.67%	12/01/2028		22,994	20,350,107
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
Second Lien Term Loan (1 mo. Term SOFR + 8.50%)(e)	13.12%	04/08/2030		10,267	8,932,128
Term Loan B (1 mo. Term SOFR + 5.25%)	9.97%	04/09/2029		13,186	12,131,064
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	9.38%	07/30/2028		14,359	13,820,703
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.38%	09/13/2024		4,505	4,479,834
Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	09/13/2024		14,552	14,470,060
					103,068,645

Radio & Television-0.83%
Diamond Sports Holdings LLC, Second Lien Term Loan (1 mo. Term SOFR + 3.25%) (Acquired 03/01/2022; Cost $2,506,252)(f)	8.03%	08/24/2026		3,798	446,580
E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	01/07/2028		6,527	6,447,292

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Radio & Television-(continued)
Gray Television, Inc.
Term Loan C (1 mo. USD LIBOR + 2.50%)	7.07%	01/02/2026		$364	$ 359,800
Term Loan D (1 mo. USD LIBOR + 3.00%)	7.57%	12/01/2028		4,008	3,970,304
iHeartCommunications, Inc., Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	05/01/2026		784	764,754
Nexstar Broadcasting, Inc.
Term Loan B (1 mo. USD LIBOR + 2.50%)	7.05%	06/02/2028		1,096	1,093,389
Term Loan B-4 (1 mo. USD LIBOR + 2.50%)	7.13%	09/18/2026		4,671	4,667,494
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	7.14%	09/30/2026		1,498	1,454,677
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.64%	04/01/2028		3,792	3,661,653
Term Loan B-4 (1 mo. Term SOFR + 3.75%)	8.47%	04/21/2029		635	620,521
Univision Communications, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	03/15/2026		533	529,829
First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	05/05/2028		1,432	1,416,811
					25,433,104

Retailers (except Food & Drug)-2.40%
CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	11/08/2027		18,509	18,208,055
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR	992	1,003,194
Term Loan B-2 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR	677	684,031
Term Loan B-3 (3 mo. EURIBOR+5.25%)	7.45%	04/08/2026	EUR	1,477	1,492,893
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR	2,253	2,278,107
Term Loan B-5 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR	461	466,442
Petco Animal Supplies, Inc., First Lien Term loan (3 mo. Term SOFR + 3.25%)	8.09%	03/02/2028		11,380	11,280,729
PetSmart LLC, Term Loan (1 mo. Term SOFR + 3.75%)	8.47%	02/11/2028		26,449	26,412,823
Savers, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	10.34%	04/26/2028		11,563	11,457,102
					73,283,376

Surface Transport-2.03%
American Trailer World Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.47%	03/03/2028		5,127	4,557,988
Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.88%	09/30/2028		4,905	4,838,544
First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.00%)	8.68%	07/21/2028		853	833,429
Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	8.68%	07/21/2028		12,285	12,001,375
Term Loan B (3 mo. USD LIBOR + 3.00%)	7.73%	07/21/2028		6,199	5,928,093
Term Loan C (3 mo. USD LIBOR + 3.00%)	7.73%	07/21/2028		2,311	2,210,325
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 4.00%)
(Acquired 04/16/2021-09/27/2021; Cost $9,457,889)(f)	7.20%	02/24/2025	EUR	8,164	7,870,569
Term Loan C (3 mo. EURIBOR + 8.00%)
(Acquired 10/05/2021; Cost $2,328,198)(f)	10.63%	06/16/2023	EUR	2,000	2,108,789
Term Loan D (3 mo. EURIBOR + 8.00%)
(Acquired 09/30/2021; Cost $1,196,311)(f)	9.30%	06/22/2023	EUR	1,023	1,078,573
Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	9.70%	12/22/2028		1,878	1,627,307
PODS LLC
Term Loan(d)(e)	-	04/01/2028		2,045	2,035,206
Term Loan B (1 mo. USD LIBOR + 3.00%)	7.73%	04/01/2028		10,596	10,364,527
STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)	10.78%	04/30/2028		6,599	6,326,632
					61,781,357

Telecommunications-6.50%
Avaya, Inc.
DIP Term Loan(e)	0.00%	08/15/2023		4,250	4,419,785
DIP Term Loan(g)	0.00%	08/15/2023		1,062	1,104,946
First Lien Term Loan(h)	0.00%	12/15/2027		12,941	3,377,752
Term Loan B-2(h)	0.00%	12/15/2027		15,487	4,007,248
Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.84%	11/30/2027		7,050	7,014,485
CCI Buyer, Inc. (Consumer Cellular), Term Loan	8.58%	12/17/2027		2,754	2,714,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Telecommunications–(continued)
CenturyLink, Inc.
Term Loan A(d)	-	01/31/2025		$3,266	$ 3,147,831
Term Loan B (1 mo. USD LIBOR + 2.25%)	6.88%	03/15/2027		15,617	13,025,241
Crown Subsea Communications Holding, Inc.
Incremental Term Loan(d)	-	04/27/2027		3,725	3,672,243
Term Loan (1 mo. Term SOFR + 4.75%)	9.32%	04/27/2027		13,546	13,355,705
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. USD LIBOR + 3.00%)	7.75%	11/12/2027		5,007	4,960,758
II-VI, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	07/01/2029		7,279	7,265,136
Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	8.14%	12/11/2026		11,357	11,184,224
Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. Term SOFR + 4.25%)	9.08%	02/01/2029		22,799	22,576,543
Iridium Satellite LLC, Term Loan B	7.22%	11/04/2026		565	564,966
Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	6.38%	03/01/2027		3,113	2,849,932
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	8.25%	11/30/2025		160	47,489
First Lien Term Loan (6 mo. Term SOFR + 6.70%)(e)	11.15%	11/01/2027		32,765	23,754,354
First Lien Term Loan (6 mo. Term SOFR + 9.25%)	13.70%	11/01/2027		8,144	6,229,950
Term Loan (6 mo. Term SOFR + 6.44%)	10.89%	11/01/2027		13,941	13,662,061
Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	09/25/2026		6,696	5,576,617
Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.58%	12/07/2026		17,351	9,382,038
Viasat, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.23%	03/02/2029		7,240	7,176,294
Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(e)	9.30%	05/10/2029		5,758	5,714,707
Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	10.97%	09/21/2027		8,211	7,392,630
Zayo Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	03/09/2027		6,182	5,161,141
Zayo Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.87%	03/09/2027		10,168	8,702,528
					198,041,376

Utilities–1.88%
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	08/01/2025		5,650	5,636,361
Incremental Term Loan (1 mo. Term SOFR + 3.75%)	8.37%	08/01/2025		9,087	9,096,960
Calpine Corp.
Term Loan (3 mo. USD LIBOR + 2.00%)	6.64%	04/05/2026		1,069	1,067,356
Term Loan (1 mo. USD LIBOR + 2.50%)	7.14%	12/16/2027		2,838	2,837,197
Covanta Holding Corp.
Term Loan B (1 mo. Term SOFR + 2.50%)	7.12%	11/30/2028		3,918	3,913,064
Term Loan C (1 mo. Term SOFR + 2.50%)	7.12%	11/30/2028		296	295,329
Eastern Power LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	10/02/2025		5,211	4,757,317
Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	9.73%	12/01/2028		3,760	3,757,167
Term Loan C (1 mo. USD LIBOR + 5.00%)	9.73%	12/01/2028		83	82,687
Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	11/09/2026		7,192	6,907,845
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	8.95%	08/14/2026		2,562	2,241,239
Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 04/28/2017-04/22/2021; Cost $5,206,535)(f)	8.88%	05/16/2024		5,215	3,877,270
Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	06/23/2028		2,602	2,519,051
Pike Corp., Term Loan (1 mo. Term SOFR + 3.50%)	8.12%	01/21/2028		1,836	1,835,605
USIC Holding, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	05/12/2028		8,007	7,783,186
Second Lien Term Loan (1 mo. USD LIBOR + 6.50%)	11.13%	05/14/2029		616	572,863
					57,180,497
Total Variable Rate Senior Loan Interests (Cost $2,879,075,833)					2,692,136,274
Non-U.S. Dollar Denominated Bonds & Notes–3.30%(j)
Automotive–0.24%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(k)(l)	12.37%	04/19/2026	SEK	73,750	6,481,658
Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(l)	6.70%	09/30/2028	EUR	917	780,143
					7,261,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
Building & Development–0.12%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(l)	7.29%	01/15/2027	EUR	1,117	$ 1,156,581
Haya (Holdco2 PLC/Real Estate SAU) (Spain) (Acquired 06/14/2022; Cost $4,308,996)(f)	10.95%	11/30/2025	EUR	5,883	2,442,473
					3,599,054

Business Equipment & Services–0.03%
Bach Bidco S.p.A. (Italy) (3 mo. EURIBOR + 4.25%)(k)(l)	6.54%	10/15/2028	EUR	1,000	1,022,002

Cable & Satellite Television–0.10%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	3,712	3,046,559

Chemicals & Plastics–0.02%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	791	578,328

Electronics & Electrical–0.25%
Nobel Bidco B.V. (Netherlands)(k)	3.13%	06/15/2028	EUR	10,186	7,571,593

Financial Intermediaries–1.10%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(l)	7.48%	08/01/2024	EUR	7,201	6,356,574
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(l)	8.73%	05/01/2026	EUR	1,945	1,814,782
Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	6,615	5,759,879
Kane Bidco Ltd. (United Kingdom)(k)	5.00%	02/15/2027	EUR	827	817,361
Kane Bidco Ltd. (United Kingdom)(k)	6.50%	02/15/2027	GBP	1,034	1,135,440
Nemean Bondco PLC (United Kingdom)(k)	7.38%	02/01/2024	GBP	2,900	3,379,256
Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	937	939,977
Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	968	903,230
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(l)	7.28%	11/15/2027	EUR	6,242	6,287,733
Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(l)	7.28%	11/15/2027	EUR	6,000	6,043,960
					33,438,192

Food Products–0.47%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	5,000	4,280,156
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	11,672	9,991,596
					14,271,752

Health Care–0.03%
Kepler S.p.A. (Italy) (3 mo. EURIBOR + 5.75%)(k)(l)	7.80%	05/15/2029	EUR	864	903,800

Home Furnishings–0.10%
Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	3,150	3,054,863

Industrial Equipment–0.17%
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(k)	9.25%	10/31/2027	EUR	5,997	5,284,667

Leisure Goods, Activities & Movies–0.05%
Deuce Finco PLC (United Kingdom) (3 mo. EURIBOR + 4.75%)(k)(l)	6.80%	06/15/2027	EUR	807	808,863
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	807	824,420
					1,633,283

Retailers (except Food & Drug)–0.26%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	1,823	1,701,133
Kirk Beauty SUN GmbH (Germany)(k)(m)	8.25%	10/01/2026	EUR	7,555	6,103,447
					7,804,580

Surface Transport–0.18%
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	4,906	4,684,210
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	846	807,754
					5,491,964

Telecommunications–0.18%
Iliad Holding S.A.S.U. (France)(k)	5.13%	10/15/2026	EUR	5,500	5,508,703
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $115,260,542)					100,471,141

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Floating Rate ESG Fund

	Interest Rate	Maturity Date		Principal Amount (000)(a)	Value
U.S. Dollar Denominated Bonds & Notes–2.80%
Aerospace & Defense–0.22%
Maxar Technologies, Inc. (k)	7.75%	06/15/2027		$2,309	$ 2,416,565
Rand Parent LLC(k)	8.50%	02/15/2030		4,385	4,215,081
					6,631,646

Air Transport–0.02%
Mesa Airlines, Inc., Class B (Acquired 11/25/2015; Cost $1,108,194)(e)(f)	5.75%	07/15/2025		665	644,442

Building & Development–0.36%
APCOA Parking Holdings GmbH (Germany) (k)	4.63%	01/15/2027	EUR	939	858,107
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/29/2020-11/19/2020; Cost $2,420,618)(f)(k)	5.75%	05/15/2026		2,637	2,430,509
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-05/20/2022; Cost $8,656,205)(f)(k)	4.50%	04/01/2027		9,060	7,772,619
					11,061,235

Business Equipment & Services–0.25%
ADT Security Corp. (The) (k)	4.13%	08/01/2029		8,722	7,513,916

Cable & Satellite Television–0.84%
Altice Financing S.A. (Luxembourg) (k)	5.75%	08/15/2029		2,188	1,791,742
Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		11,665	9,691,048
Altice France Holding S.A. (Luxembourg)(k)	8.00%	05/15/2027	EUR	2,923	2,467,658
Altice France S.A. (France)(k)	5.50%	01/15/2028		4,994	4,118,602
Altice France S.A. (France)(k)	5.50%	10/15/2029		4,322	3,387,080
Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		5,103	4,205,549
					25,661,679

Chemicals & Plastics–0.25%
SK Invictus Intermediate II S.a.r.l. (Luxembourg) (k)	5.00%	10/30/2029		9,586	7,637,454

Food Service–0.07%
eG Global Finance PLC (United Kingdom) (k)	6.75%	02/07/2025		1,180	1,066,366
WW International, Inc.(k)	4.50%	04/15/2029		1,838	939,466
					2,005,832

Health Care–0.07%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		2,829	2,124,919

Industrial Equipment–0.02%
Chart Industries, Inc. (k)	7.50%	01/01/2030		694	705,277

Publishing–0.18%
McGraw-Hill Education, Inc. (k)	5.75%	08/01/2028		6,079	5,329,505

Radio & Television–0.01%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 10/15/2020-10/23/2020; Cost $1,813,127)(f)(k)	5.38%	08/15/2026		2,398	272,053

Retailers (except Food & Drug)–0.06%
Evergreen Acqco 1 L.P./TVI, Inc. (k)	9.75%	04/26/2028		1,735	1,717,902

Surface Transport–0.05%
First Student Bidco, Inc./First Transit Parent, Inc. (k)	4.00%	07/31/2029		1,850	1,583,443

Telecommunications–0.30%
Connect Finco S.a.r.l./Connect US Finco LLC (United Kingdom) (k)	6.75%	10/01/2026		5,683	5,263,252
Windstream Escrow LLC/Windstream Escrow Finance Corp.(k)	7.75%	08/15/2028		4,919	4,025,636
					9,288,888

Utilities–0.10%
Calpine Corp. (k)	4.50%	02/15/2028		3,515	3,168,254
Total U.S. Dollar Denominated Bonds & Notes (Cost $96,430,774)					85,346,445

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Floating Rate ESG Fund

	Shares	Value
Common Stocks & Other Equity Interests–1.59%(n)
Aerospace & Defense–0.04%
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $145,528)(e)(f)	134	$ 1,294,109

Automotive–0.00%
Dayco Products LLC (Acquired 06/16/2006-05/29/2008; Cost $104,068)(e)(f)	3,261	7,337
Dayco Products LLC (Acquired 06/16/2006-02/18/2014; Cost $1,275,974)(e)(f)	3,266	7,349
ThermaSys Corp. (Acquired 12/31/2018; Cost $1,367,427)(e)(f)	1,949,645	58,489
		73,175

Building & Development–0.00%
Haya (Holdco2 PLC/Real Estate SAU) (Acquired 06/14/2022; Cost $0)(e)(f)	7,135	0
Lake at Las Vegas Joint Venture LLC, Class A (Acquired 04/28/2010-07/15/2010; Cost $664,569)(e)(f)	518	0
Lake at Las Vegas Joint Venture LLC, Class B (Acquired 06/30/2010; Cost $3,408,940)(e)(f)	4	0
		0

Business Equipment & Services–0.36%
Checkout Holding Corp. (Acquired 02/15/2019; Cost $4,932,126)(f)	15,070	4,710
My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $9,074,167)(e)(f)(o)	68,686	10,818,015
		10,822,725

Containers & Glass Products–0.01%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $146,927)(f)	36,078	311,173

Electronics & Electrical–0.00%
Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $939,407)(e)(f)	56,084	14,301

Health Care–0.00%
Envigo RMS Holding Corp. (Acquired 04/29/2014-12/10/2021; Cost $0)(e)(f)	3,637	25,914

Industrial Equipment–0.00%
North American Lifting Holdings, Inc.	7,347	56,021

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(f)(i)	518,633	0
Vue International Bidco PLC(e)	6,814,500	0
		0

Lodging & Casinos–0.08%
Bally’s Corp.(p)	74,467	1,470,723
Caesars Entertainment, Inc.(p)	19,983	1,014,337
		2,485,060

Oil & Gas–0.98%
McDermott International Ltd.(p)	629,763	245,293
McDermott International Ltd.(e)	1,901,942	740,807
QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $8,340,808)(e)(f)	131,162	26,165,507
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $411,759)(e)(f)	45,751	1,528,083
QuarterNorth Energy, Inc., Wts., expiring 08/27/2029 (Acquired 08/27/2021; Cost $528,684)(e)(f)	88,114	887,308
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $4,259,838)(e)(f)	261,209	163,256
Southcross Energy Partners L.P. (Acquired 08/05/2014-10/29/2020; Cost $1,477,667)(e)(f)	145,102	1,088
		29,731,342

Radio & Television–0.07%
iHeartMedia, Inc., Class A(p)	306,089	2,222,206
iHeartMedia, Inc., Class B(e)	29	210
		2,222,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Floating Rate ESG Fund

			Shares	Value
Retailers (except Food & Drug)–0.02%
Claire’s Stores, Inc. (Acquired 10/12/2018; Cost $1,111,774)(f)			692	$343,117
Toys ’R’ Us-Delaware, Inc.(e)			11	27,642
Vivarte S.A.S.(e)			233,415	109,725
				480,484

Surface Transport–0.03%
Commercial Barge Line Co. (Acquired 02/15/2018-02/06/2020; Cost $1,212,169)(f)			14,574	429,933
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/03/2023; Cost $0)(f)			57,006	26,722
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/03/2023; Cost $0)(f)			48,119	30,074
Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $1,274,332)(f)			15,321	451,969
				938,698

Telecommunications–0.00%
Consolidated Communications Holdings, Inc.(p)			32,797	99,375
Total Common Stocks & Other Equity Interests (Cost $57,588,983)				48,554,793

Preferred Stocks–0.27%(n)
Automotive–0.00%
ThermaSys Corp., Series A, Pfd. (Acquired 12/31/2018; Cost $434,767)(e)(f)			415,320	12,460

Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(e)(f)			80,284	20,473
Riverbed Technology, Inc., Pfd.(e)			24,314	6,200
				26,673

Oil & Gas–0.04%
McDermott International Ltd., Pfd.(e)			1,632	1,060,731
Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-08/23/2019; Cost $566,509)(e)(f)			577,315	31,752
				1,092,483

Surface Transport–0.23%
Commercial Barge Line Co., Series A, Pfd. (Acquired 02/15/2018-02/06/2020; Cost $2,706,476)(f)			54,230	1,165,945
Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 02/15/2018-02/06/2020; Cost $2,844,917)(f)			57,006	1,225,629
Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $1,586,876)(f)			68,517	2,809,197
Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $1,114,451)(f)			48,119	1,972,879
				7,173,650
Total Preferred Stocks (Cost $9,983,415)				8,305,266

	Interest Rate	Maturity Date	Principal Amount (000)

Asset-Backed Securities–0.03%
Structured Products–0.03%
Bain Capital Credit CLO Ltd., Series 2022-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 7.84%) (k)(l) (Cost $990,513)	12.49%	04/22/2035	$1,000	940,714

Municipal Obligations–0.36%
Arizona–0.36%
Arizona (State of) Industrial Development Authority,(NewLife Forest Restoration, LLC), Series 2022, RB (Acquired 02/22/2022; Cost $12,061,216) (Cost $9,883,985)(f)(k)	0.00%	01/01/2028	13,209	11,003,204

			Shares

Money Market Funds–2.62%
Invesco Government & Agency Portfolio,Institutional Class, 4.51%(o)(q)			27,899,335	27,899,335
Invesco Liquid Assets Portfolio,Institutional Class, 4.64%(o)(q)			19,923,115	19,927,099

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Floating Rate ESG Fund

	Shares	Value

Invesco Treasury Portfolio, Institutional Class, 4.50%(o)(q)	31,884,955	$31,884,955

Total Money Market Funds (Cost $79,711,952)		79,711,389

TOTAL INVESTMENTS IN SECURITIES–99.28% (Cost $3,248,925,997)		3,026,469,226

OTHER ASSETS LESS LIABILITIES–0.72%		21,914,695

NET ASSETS–100.00%		$3,048,383,921

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2023, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Restricted security. The aggregate value of these securities at February 28, 2023 was $214,382,163, which represented 7.03% of the Fund’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2023 was $31,796,012, which represented 1.03% of the Fund’s Net Assets.

(i)	Acquired as part of a bankruptcy restructuring.
(j)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $194,674,589, which represented 6.39% of the Fund’s Net Assets.

(l)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(m)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(n)	Securities acquired through the restructuring of senior loans.
(o)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$53,493,965	$123,081,384	$(148,676,014)	$-	$-	$27,899,335	$346,995
Invesco Liquid Assets Portfolio, Institutional Class	37,775,430	87,915,275	(105,766,215)	(8,383)	10,992	19,927,099	249,842
Invesco Treasury Portfolio, Institutional Class	61,135,961	140,664,439	(169,915,445)	-	-	31,884,955	396,251

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Floating Rate ESG Fund

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Other Affiliates:
Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030*	$ 240,494	$ -	$ (240,503)	$(213,772)	$240,503	$ 26,722	$ -
My Alarm Center LLC, Class A	10,955,387	-	-	(137,372)	-	10,818,015	-
Total	$163,601,237	$351,661,098	$(424,598,177)	$(359,527)	$251,495	$90,556,126	$993,088

*	At February 28, 2023, this security was was no longer an affiliate of the Fund.

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty		Deliver		Receive	(Depreciation)
Currency Risk

03/31/2023	Barclays Bank PLC	EUR	3,217,119	USD	3,503,314	$94,658

04/28/2023	Barclays Bank PLC	EUR	1,982,388	USD	2,122,732	18,949

04/28/2023	Barclays Bank PLC	GBP	13,298,021	USD	16,114,400	102,025

03/31/2023	BNP Paribas S.A.	EUR	93,857,466	USD	102,528,939	3,083,478

03/31/2023	BNP Paribas S.A.	GBP	15,240,968	USD	18,812,924	470,674

04/28/2023	BNP Paribas S.A.	EUR	84,584,690	USD	90,428,300	663,928

04/28/2023	Canadian Imperial Bank of Commerce	GBP	13,499,506	USD	16,382,536	127,550

03/31/2023	Morgan Stanley and Co. International PLC	EUR	99,751,844	USD	108,972,293	3,281,521

03/31/2023	Morgan Stanley and Co. International PLC	GBP	1,042,511	USD	1,276,780	22,135

03/31/2023	Morgan Stanley and Co. International PLC	USD	2,557,449	GBP	2,125,942	1,086

04/28/2023	Morgan Stanley and Co. International PLC	EUR	83,873,681	USD	89,680,253	670,431

04/28/2023	Morgan Stanley and Co. International PLC	SEK	67,559,646	USD	6,561,145	87,552

03/31/2023	Royal Bank of Canada	EUR	95,279,549	USD	104,120,348	3,168,138

03/31/2023	Royal Bank of Canada	GBP	15,511,390	USD	19,103,476	435,776

04/28/2023	Royal Bank of Canada	EUR	84,584,690	USD	90,497,329	732,958

03/31/2023	State Street Bank & Trust Co.	EUR	889,737	USD	972,492	29,783

03/31/2023	State Street Bank & Trust Co.	SEK	66,555,497	USD	6,520,979	153,356

03/31/2023	Toronto Dominion Bank	GBP	15,240,968	USD	18,806,035	463,785

04/28/2023	Toronto Dominion Bank	GBP	13,499,506	USD	16,402,028	147,042

Subtotal–Appreciation						13,754,825

Currency Risk

03/31/2023	Bank of America, N.A.	USD	445,159	GBP	359,290	(12,759)

03/31/2023	Barclays Bank PLC	USD	15,946,786	GBP	13,167,376	(100,069)

03/31/2023	BNP Paribas S.A.	USD	90,282,391	EUR	84,584,690	(661,780)

03/31/2023	Canadian Imperial Bank of Commerce	USD	16,212,196	GBP	13,366,882	(125,377)

03/31/2023	J.P. Morgan Chase Bank, N.A.	USD	4,841,295	GBP	4,000,000	(27,362)

03/31/2023	Morgan Stanley and Co. International PLC	GBP	543,445	USD	653,538	(489)

03/31/2023	Morgan Stanley and Co. International PLC	SEK	684,606	USD	64,611	(888)

03/31/2023	Morgan Stanley and Co. International PLC	USD	105,157,321	EUR	98,126,334	(1,188,836)

03/31/2023	Morgan Stanley and Co. International PLC	USD	6,520,282	SEK	67,240,103	(87,160)

04/28/2023	Morgan Stanley and Co. International PLC	USD	9,572,717	EUR	9,000,000	(21,587)

03/31/2023	Royal Bank of Canada	USD	90,351,674	EUR	84,584,690	(731,064)

03/31/2023	Toronto Dominion Bank	USD	18,201,917	EUR	17,000,000	(189,788)

03/31/2023	Toronto Dominion Bank	USD	17,671,693	GBP	14,559,792	(149,226)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Floating Rate ESG Fund

Open Forward Foreign Currency Contracts-(continued)
Settlement		Contract to		Unrealized Appreciation
Date	Counterparty	Deliver	Receive	(Depreciation)
03/31/2023	UBS AG	USD 9,433,349	EUR 8,700,000	$ (215,377)

Subtotal–Depreciation				(3,511,762)

Total Forward Foreign Currency Contracts				$10,243,063

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

Portfolio Composition†*

By credit quality, based on total investments

as of February 28, 2023

BBB-	1.87%
BB+	2.03
BB	7.77
BB-	9.16
B+	12.49
B	25.53
B-	19.86
CCC+	6.15
CCC	2.48
CCC-	0.25
CC	0.06
D	0.39
Non-Rated	10.02
Equity	1.94

† Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Floating Rate ESG Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,160,139,878)	$2,935,939,822

Investments in affiliates, at value (Cost $88,786,119)	90,529,404

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	13,754,825

Cash	36,472,602

Foreign currencies, at value (Cost $4,666,903)	4,654,408

Receivable for:
Investments sold	139,074,669

Fund shares sold	3,628,142

Dividends	162,971

Interest	27,895,765

Investments matured, at value (Cost $827,937)	465,901

Investment for trustee deferred compensation and retirement plans	128,150

Other assets	995,403

Total assets	3,253,702,062

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	3,511,762

Payable for:
Investments purchased	155,280,233

Dividends	6,760,010

Fund shares reacquired	6,728,567

Accrued fees to affiliates	992,527

Accrued trustees’ and officers’ fees and benefits	2,671

Accrued other operating expenses	191,720

Trustee deferred compensation and retirement plans	144,143

Unfunded loan commitments	31,706,508

Total liabilities	205,318,141

Net assets applicable to shares outstanding	$3,048,383,921

Net assets consist of:

Shares of beneficial interest	$3,632,288,812

Distributable earnings (loss)	(583,904,891)

$3,048,383,921

Net Assets:

Class A	$662,596,147

Class C	$91,140,400

Class R	$8,327,382

Class Y	$1,817,106,641

Class R5	$4,795,750

Class R6	$464,417,601

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	98,005,145

Class C	13,539,630

Class R	1,228,982

Class Y	269,121,781

Class R5	709,233

Class R6	68,853,802

Class A:
Net asset value per share	$6.76

Maximum offering price per share (Net asset value of $6.76 ÷ 97.50%)	$6.93

Class C:
Net asset value and offering price per share	$6.73

Class R:
Net asset value and offering price per share	$6.78

Class Y:
Net asset value and offering price per share	$6.75

Class R5:
Net asset value and offering price per share	$6.76

Class R6:
Net asset value and offering price per share	$6.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Floating Rate ESG Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest	$151,186,644

Dividends	1,007,491

Dividends from affiliated money market funds	993,088

Other income	38,067

Total investment income	153,225,290

Expenses:
Advisory fees	10,686,214

Administrative services fees	280,218

Custodian fees	223,931

Distribution fees:
Class A	858,577

Class C	357,875

Class R	20,218

Interest, facilities and maintenance fees	865,623

Transfer agent fees – A, C, R & Y	533,762

Transfer agent fees – R5	1,499,573

Transfer agent fees – R6	75,507

Trustees’ and officers’ fees and benefits	18,250

Registration and filing fees	227,586

Reports to shareholders	66,181

Professional services fees	104,699

Other	18,438

Total expenses	15,836,652

Less: Fees waived and/or expense offset arrangement(s)	(45,730)

Net expenses	15,790,922

Net investment income	137,434,368

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(83,083,737)

Affiliated investment securities	251,495

Foreign currencies	2,797,878

Forward foreign currency contracts	(15,835,405)

(95,869,769)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	39,873,476

Affiliated investment securities	(359,527)

Foreign currencies	(2,035,702)

Forward foreign currency contracts	2,525,100

40,003,347

Net realized and unrealized gain (loss)	(55,866,422)

Net increase in net assets resulting from operations	$81,567,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Floating Rate ESG Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:

Net investment income	$137,434,368	$151,568,184

Net realized gain (loss)	(95,869,769)	(384,866)

Change in net unrealized appreciation (depreciation)	40,003,347	(232,692,546)

Net increase (decrease) in net assets resulting from operations	81,567,946	(81,509,228)

Distributions to shareholders from distributable earnings:

Class A	(36,998,357)	(28,321,556)

Class C	(4,916,263)	(3,668,891)

Class R	(431,775)	(289,580)

Class Y	(121,083,344)	(97,163,188)

Class R5	(252,752)	(194,998)

Class R6	(28,034,602)	(21,489,101)

Total distributions from distributable earnings	(191,717,093)	(151,127,314)

Share transactions–net:

Class A	(69,400,293)	207,616,713

Class C	(9,914,483)	18,369,479

Class R	357,407	2,553,640

Class Y	(806,512,002)	1,620,205,464

Class R5	158,035	1,413,892

Class R6	(69,220,715)	91,632,941

Net increase (decrease) in net assets resulting from share transactions	(954,532,051)	1,941,792,129

Net increase (decrease) in net assets	(1,064,681,198)	1,709,155,587

Net assets:

Beginning of period	4,113,065,119	2,403,909,532

End of period	$3,048,383,921	$4,113,065,119

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Floating Rate ESG Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$6.95	$0.26	$(0.08)	$0.18	$(0.37)	$–	$(0.37)	$6.76	2.67%	$662,596	1.09	%(d)(e)	1.09	%(d)(e)	1.04	%(d)	7.60	%(d)	8%
Year ended 08/31/22	7.35	0.29	(0.39)	(0.10)	(0.30)	–	(0.30)	6.95	(1.44)	751,871	1.04	(e)	1.05	(e)	1.01		4.13		43
Year ended 08/31/21	6.94	0.25	0.43	0.68	(0.27)	–	(0.27)	7.35	9.89	585,690	1.05	(e)	1.05	(e)	1.00		3.45		76
Year ended 08/31/20	7.40	0.30	(0.40)	(0.10)	(0.32)	(0.04)	(0.36)	6.94	(1.33)	428,277	1.07	(e)	1.08	(e)	1.00		4.33		55
Year ended 08/31/19	7.57	0.35	(0.17)	0.18	(0.35)	–	(0.35)	7.40	2.50	539,003	1.08	(e)	1.08	(e)	1.03		4.71		55
Year ended 08/31/18	7.56	0.31	0.02	0.33	(0.32)	–	(0.32)	7.57	4.47	585,865	1.07	(e)	1.08	(e)	–		4.15		51
Class C
Six months ended 02/28/23	6.92	0.24	(0.08)	0.16	(0.35)	–	(0.35)	6.73	2.40	91,140	1.59	(d)(e)	1.59	(d)(e)	1.54	(d)	7.10	(d)	8
Year ended 08/31/22	7.32	0.26	(0.40)	(0.14)	(0.26)	–	(0.26)	6.92	(1.96)	103,807	1.54	(e)	1.55	(e)	1.51		3.63		43
Year ended 08/31/21	6.91	0.21	0.43	0.64	(0.23)	–	(0.23)	7.32	9.37	91,555	1.55	(e)	1.55	(e)	1.50		2.95		76
Year ended 08/31/20	7.37	0.27	(0.41)	(0.14)	(0.28)	(0.04)	(0.32)	6.91	(1.84)	111,318	1.57	(e)	1.58	(e)	1.50		3.83		55
Year ended 08/31/19	7.53	0.31	(0.16)	0.15	(0.31)	–	(0.31)	7.37	2.12	213,446	1.58	(e)	1.58	(e)	1.53		4.21		55
Year ended 08/31/18	7.53	0.28	0.00	0.28	(0.28)	–	(0.28)	7.53	3.81	387,685	1.57	(e)	1.58	(e)	–		3.65		51
Class R
Six months ended 02/28/23	6.98	0.25	(0.09)	0.16	(0.36)	–	(0.36)	6.78	2.40	8,327	1.34	(d)(e)	1.34	(d)(e)	1.29	(d)	7.35	(d)	8
Year ended 08/31/22	7.36	0.28	(0.38)	(0.10)	(0.28)	–	(0.28)	6.98	(1.40)	8,208	1.29	(e)	1.30	(e)	1.26		3.88		43
Year ended 08/31/21	6.95	0.23	0.43	0.66	(0.25)	–	(0.25)	7.36	9.61	6,076	1.30	(e)	1.30	(e)	1.25		3.20		76
Year ended 08/31/20	7.41	0.29	(0.41)	(0.12)	(0.30)	(0.04)	(0.34)	6.95	(1.57)	4,874	1.32	(e)	1.33	(e)	1.25		4.08		55
Year ended 08/31/19	7.58	0.33	(0.16)	0.17	(0.34)	–	(0.34)	7.41	2.25	5,604	1.33	(e)	1.33	(e)	1.28		4.46		55
Year ended 08/31/18	7.57	0.30	0.01	0.31	(0.30)	–	(0.30)	7.58	4.21	5,583	1.32	(e)	1.33	(e)	–		3.90		51
Class Y
Six months ended 02/28/23	6.94	0.27	(0.09)	0.18	(0.37)	–	(0.37)	6.75	2.79	1,817,107	0.84	(d)(e)	0.84	(d)(e)	0.79	(d)	7.86	(d)	8
Year ended 08/31/22	7.34	0.31	(0.40)	(0.09)	(0.31)	–	(0.31)	6.94	(1.20)	2,696,320	0.79	(e)	0.80	(e)	0.76		4.38		43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.28)	–	(0.28)	7.34	10.18	1,232,463	0.80	(e)	0.80	(e)	0.75		3.70		76
Year ended 08/31/20	7.39	0.32	(0.40)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(1.09)	350,943	0.82	(e)	0.83	(e)	0.75		4.58		55
Year ended 08/31/19	7.56	0.37	(0.17)	0.20	(0.37)	–	(0.37)	7.39	2.76	592,107	0.83	(e)	0.83	(e)	0.78		4.96		55
Year ended 08/31/18	7.55	0.33	0.02	0.35	(0.34)	–	(0.34)	7.56	4.72	963,386	0.82	(e)	0.83	(e)	–		4.40		51
Class R5
Six months ended 02/28/23	6.95	0.27	(0.08)	0.19	(0.38)	–	(0.38)	6.76	2.81	4,796	0.81	(d)(e)	0.81	(d)(e)	0.76	(d)	7.89	(d)	8
Year ended 08/31/22	7.35	0.31	(0.39)	(0.08)	(0.32)	–	(0.32)	6.95	(1.18)	4,762	0.77	(e)	0.78	(e)	0.74		4.40		43
Year ended 08/31/21	6.94	0.27	0.43	0.70	(0.29)	–	(0.29)	7.35	10.23	3,631	0.77	(e)	0.77	(e)	0.72		3.73		76
Year ended 08/31/20	7.41	0.32	(0.41)	(0.09)	(0.34)	(0.04)	(0.38)	6.94	(1.21)	5,515	0.81	(e)	0.82	(e)	0.74		4.59		55
Year ended 08/31/19	7.58	0.37	(0.16)	0.21	(0.38)	–	(0.38)	7.41	2.80	5,672	0.83	(e)	0.83	(e)	0.78		4.96		55
Year ended 08/31/18	7.57	0.33	0.02	0.35	(0.34)	–	(0.34)	7.58	4.73	4,696	0.81	(e)	0.82	(e)	–		4.41		51
Class R6
Six months ended 02/28/23	6.93	0.27	(0.08)	0.19	(0.38)	–	(0.38)	6.74	2.84	464,418	0.74	(d)(e)	0.74	(d)(e)	0.69	(d)	7.96	(d)	8
Year ended 08/31/22	7.33	0.32	(0.40)	(0.08)	(0.32)	–	(0.32)	6.93	(1.13)	548,097	0.70	(e)	0.71	(e)	0.67		4.47		43
Year ended 08/31/21	6.93	0.27	0.42	0.69	(0.29)	–	(0.29)	7.33	10.10	484,494	0.73	(e)	0.73	(e)	0.68		3.77		76
Year ended 08/31/20	7.39	0.33	(0.41)	(0.08)	(0.34)	(0.04)	(0.38)	6.93	(0.99)	652,453	0.71	(e)	0.72	(e)	0.64		4.69		55
Year ended 08/31/19	7.56	0.38	(0.17)	0.21	(0.38)	–	(0.38)	7.39	2.86	812,446	0.74	(e)	0.74	(e)	0.69		5.05		55
Year ended 08/31/18	7.55	0.34	0.02	0.36	(0.35)	–	(0.35)	7.56	4.83	614,302	0.73	(e)	0.74	(e)	–		4.49		51

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Ratio includes line of credit expense of 0.05%, 0.03%, 0.05%, 0.07%, 0.05%, 0.05% and 0.05% for the six months ended February 28, 2023 and for the years ended August 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27	Invesco Floating Rate ESG Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Floating Rate ESG Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is total return, comprised of current income and capital appreciation.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

28	Invesco Floating Rate ESG Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases

29	Invesco Floating Rate ESG Fund

and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Because the Fund evaluates environmental, social and governance (“ESG”) factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors. The securities of companies that score favorably under the Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used by the Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact the Fund’s ability to apply its methodology, which in turn could negatively impact the Fund’s performance. In addition, the Fund’s assessment of an issuer, based on the issuer’s level of involvement in a particular industry or the issuer’s ESG score, may differ from that of other funds or an investor. As a result, the issuers deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

30	Invesco Floating Rate ESG Fund

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

R.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 500 million	0.650%

Next $4.5 billion	0.600%

Next $5 billion	0.575%

Over $10 billion	0.550%

    For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.61%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.00%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

    For the six months ended February 28, 2023, the Adviser waived advisory fees of $42,468.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the funds’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 0.75% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $8,493 in front-end sales commissions from the sale of Class A shares and $123,061 and $11,345 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

31	Invesco Floating Rate ESG Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,386,549,030	$305,587,244	$2,692,136,274

Non-U.S. Dollar Denominated Bonds & Notes	–	100,471,141	–	100,471,141

U.S. Dollar Denominated Bonds & Notes	–	84,702,003	644,442	85,346,445

Common Stocks & Other Equity Interests	5,051,934	1,653,719	41,849,140	48,554,793

Municipal Obligations	–	11,003,204	–	11,003,204

Preferred Stocks	–	7,173,650	1,131,616	8,305,266

Asset-Backed Securities	–	940,714	–	940,714

Money Market Funds	79,711,389	–	–	79,711,389

Total Investments in Securities	84,763,323	2,592,493,461	349,212,442	3,026,469,226

Other Investments - Assets*

Investments Matured	–	365,453	100,448	465,901

Forward Foreign Currency Contracts	–	13,754,825	–	13,754,825

	–	14,120,278	100,448	14,220,726

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(3,511,762)	–	(3,511,762)

Total Other Investments	–	10,608,516	100,448	10,708,964

Total Investments	$84,763,323	$2,603,101,977	$349,312,890	$3,037,178,190

*   Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

    A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2023:

	Value 08/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/23

Variable Rate Senior Loan Interests	$345,876,044	$61,979,227	$(45,411,805)	$1,270,213	$(4,186,545)	$(8,635,228)	$71,167,554	$(116,472,216)	$305,587,244

Common Stocks & Other Equity Interests	15,214,065	–	(690,061)	–	(2,326,346)	13,716,055	16,805,888	(870,461)	41,849,140

Preferred Stocks	1,116,489	–	–	–	–	(507,864)	522,991	–	1,131,616

U.S. Dollar Denominated Bonds & Notes	1,056,220	–	(443,067)	–	–	31,289	–	–	644,442

Investments Matured	100,448	–	–	–	–	–	–	–	100,448

Total	$363,363,266	$61,979,227	$(46,544,933)	$1,270,213	$(6,512,891)	$4,604,252	$88,496,433	$(117,342,677)	$349,312,890

*Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

32	Invesco Floating Rate ESG Fund

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$13,754,825

Derivatives not subject to master netting agreements	-

Total Derivative Assets subject to master netting agreements	$13,754,825

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$ (3,511,762)

Derivatives not subject to master netting agreements	-

Total Derivative Liabilities subject to master netting agreements	$ (3,511,762)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$ –	$ (12,759)	$ (12,759)	$–	$–	$ (12,759)

Barclays Bank PLC	215,632	(100,069)	115,563	–	–	115,563

BNP Paribas S.A.	4,218,080	(661,780)	3,556,300	–	–	3,556,300

Canadian Imperial Bank of Commerce	127,550	(125,377)	2,173	–	–	2,173

J.P. Morgan Chase Bank, N.A.	–	(27,362)	(27,362)	–	–	(27,362)

Morgan Stanley and Co. International PLC	4,062,725	(1,298,960)	2,763,765	–	–	2,763,765

Royal Bank of Canada	4,336,872	(731,064)	3,605,808	–	–	3,605,808

State Street Bank & Trust Co.	183,139	–	183,139	–	–	183,139

Toronto Dominion Bank	610,827	(339,014)	271,813	–	–	271,813

UBS AG	–	(215,377)	(215,377)	–	–	(215,377)

Total	$13,754,825	$(3,511,762)	$10,243,063	$–	$–	$10,243,063

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(15,835,405)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,525,100

Total	$(13,310,305)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$1,085,595,286

33	Invesco Floating Rate ESG Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,262.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

Effective February 17, 2023, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.07 billion, collectively by certain Invesco Funds, and which will expire on February 16, 2024. Prior to February 17, 2023, the credit agreement permitted borrowings up to $1.1 billion. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2023, the Fund did not borrow under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2023. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)

athenahealth Group, Inc.	Delayed Draw Term Loan	$ 767,336	$ (55,314)

Avaya, Inc.	DIP Term Loan	1,030,004	74,942

Crown Finance US, Inc.	Revolver Loan	266	(266)

Dun & Bradstreet Corp. (The)	Revolver Loan	7,298,711	443,073

Financiere Pax S.A.S.	Revolver Loan	782,190	(88,092)

Groundworks LLC	Delayed Draw Term Loan	2,155,983	19,455

Groundworks LLC	Term Loan	1,028,382	0

Groundworks LLC	Term Loan	329,082	0

McDermott International Ltd.	LOC	6,610,320	(1,222,910)

Parques Reunidos (Piolin Bidco s.a.u)	Revolver Loan	3,697,707	(401,036)

Royal Caribbean Cruises	Revolver Loan	1,185,439	1,262

Royal Caribbean Cruises	Revolver Loan	420,370	12,154

Summer (BC) Holdco B S.a r.l	Revolver Loan	2,844,295	(41,386)

Tank Holding Corp.	Revolver Loan	1,309,368	(70,571)

Vertellus	Revolver Loan	2,247,055	(102,447)

		$31,706,508	$(1,431,136)

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$51,583,421	$213,056,633	$264,640,054

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

34	Invesco Floating Rate ESG Fund

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $287,581,245 and $1,333,839,854, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 60,708,125

Aggregate unrealized (depreciation) of investments	(285,282,860)

Net unrealized appreciation (depreciation) of investments	$(224,574,735)

Cost of investments for tax purposes is $3,261,752,925.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2023, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value

Bank of America, N.A.	$13,501,918	$13,049,316

Barclays Bank PLC	6,610,320	5,486,565

Credit Agricole CIB	1,073,593	891,082

JPMorgan Europe Ltd.	10,172,286	5,974,805

Wilmington Trust, N.A.	4,000,000	3,770,000

NOTE 12–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	12,018,285	$81,408,445	53,806,876	$387,856,612

Class C	824,485	5,566,392	6,948,299	49,959,940

Class R	115,321	783,192	536,545	3,881,149

Class Y	76,669,994	519,231,104	430,648,422	3,099,562,405

Class R5	80,937	546,797	652,369	4,698,358

Class R6	6,626,406	44,843,224	50,599,877	362,639,249

Issued as reinvestment of dividends:
Class A	4,054,880	27,260,728	3,020,974	21,539,938

Class C	529,208	3,540,824	380,030	2,699,266

Class R	60,858	409,702	38,524	275,229

Class Y	11,028,763	74,042,449	8,844,830	62,703,237

Class R5	37,529	252,308	26,995	192,334

Class R6	3,523,083	23,618,651	2,573,797	18,301,216

Automatic conversion of Class C shares to Class A shares:
Class A	640,454	4,342,518	1,874,761	13,434,555

Class C	(643,300)	(4,342,518)	(1,882,813)	(13,434,555)

Reacquired:
Class A	(26,920,570)	(182,411,984)	(30,193,647)	(215,214,392)

Class C	(2,177,007)	(14,679,181)	(2,953,953)	(20,855,172)

Class R	(123,351)	(835,487)	(223,938)	(1,602,738)

Class Y	(207,172,665)	(1,399,785,555)	(218,819,763)	(1,542,060,178)

Class R5	(94,538)	(641,070)	(488,219)	(3,476,800)

Class R6	(20,369,650)	(137,682,590)	(40,172,816)	(289,307,524)

Net increase (decrease) in share activity	(141,290,878)	$(954,532,051)	265,217,150	$1,941,792,129

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35	Invesco Floating Rate ESG Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,026.70	$5.48	$1,019.39	$5.46	1.09%
Class C	1,000.00	1,024.00	7.98	1,016.91	7.95	1.59
Class R	1,000.00	1,025.50	6.73	1,018.15	6.71	1.34
Class Y	1,000.00	1,027.90	4.22	1,020.63	4.21	0.84
Class R5	1,000.00	1,028.10	4.07	1,020.78	4.06	0.81
Class R6	1,000.00	1,028.40	3.72	1,021.12	3.71	0.74

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

36	Invesco Floating Rate ESG Fund

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Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	FLR-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Global Real Estate Income Fund

Nasdaq:

A: ASRAX ∎ C: ASRCX ∎ Y: ASRYX ∎ R5: ASRIX ∎ R6: ASRFX

2	Fund Performance
4	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-0.89%
Class C Shares	-1.27
Class Y Shares	-0.88
Class R5 Shares	-0.72
Class R6 Shares	-0.80
MSCI World Index▼ (Broad Market Index)	4.04
Custom Invesco Global Real Estate Income Index∎ (Style-Specific Index)	-2.52
Lipper Global Real Estate Funds Classification Average◆ (Peer Group)	-2.70

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.
The Custom Invesco Global Real Estate Income Index is composed of FTSE NAREIT All Equity REIT Index through August 31, 2011, and FTSE EPRA/NAREIT Developed Index, which is computed using the net return by withholding applicable taxes, thereafter. The FTSE NAREIT All Equity REIT Index is considered representative of US REITs. The FTSE EPRA/NAREIT Developed Index is considered representative of global real estate companies and REITs.
The Lipper Global Real Estate Funds Classification Average represents an average of all funds in the Lipper Global Real Estate Funds classification.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Real Estate Income Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (5/31/02)	6.45%
10 Years	2.48
5 Years	1.22
1 Year	-14.58

Class C Shares
Inception (3/9/07)	2.66%
10 Years	2.45
5 Years	1.62
1 Year	-11.09

Class Y Shares
Inception (10/3/08)	5.60%
10 Years	3.31
5 Years	2.64
1 Year	-9.39

Class R5 Shares
Inception (3/9/07)	3.42%
10 Years	3.39
5 Years	2.69
1 Year	-9.41

Class R6 Shares
Inception (9/24/12)	3.87%
10 Years	3.49
5 Years	2.80
1 Year	-9.24

On March 12, 2007, the Fund reorganized from a Closed-End Fund to an Open-End Fund. Performance shown prior to that date is that of the Closed-End Fund’s Common shares and includes the fees applicable to Common shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions (reinvested at net asset value, except for periods prior to March 12, 2007 where reinvestments were made at the lower of the Closed-End Fund’s net asset value or market price), changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

    Fund performance was positively impacted by a temporary 2% fee on redemptions that was in effect from March 12, 2007 to March 12, 2008. Without income from this temporary fee, returns would have been lower.

3	Invesco Global Real Estate Income Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-65.21%
Australia-2.11%
Dexus	2,309,290	$13,079,460

Belgium-0.68%
Cofinimmo S.A.	46,047	4,256,664

Canada-1.60%
Allied Properties REIT	192,800	4,043,926

Chartwell Retirement Residences	877,303	5,921,554

		9,965,480

Germany-6.05%
Aroundtown S.A.	3,657,037	9,481,839

LEG Immobilien SE	159,562	11,598,240

Sirius Real Estate Ltd.	1,177,752	1,187,069

Vonovia SE	606,152	15,290,200

		37,557,348

Hong Kong-4.41%
Hang Lung Properties Ltd.	5,404,000	10,423,423

Link Real Estate Investment Trust, Rts., expiring 03/21/2023(a)	207,120	195,262

Link REIT	1,035,600	6,804,515

Sun Hung Kai Properties Ltd.	730,000	9,966,918

		27,390,118

Japan-8.13%
GLP J-Reit	7,323	7,701,204

Japan Prime Realty Investment Corp.	2,385	6,297,007

Mitsui Fudosan Co. Ltd.	978,100	18,639,919

Mitsui Fudosan Logistics Park, Inc.	1,085	3,615,474

Tokyu Fudosan Holdings Corp.	2,955,600	14,238,973

		50,492,577

United Kingdom-2.88%
Big Yellow Group PLC	232,550	3,379,884

Segro PLC	1,222,674	12,071,105

Tritax Big Box REIT PLC	1,374,708	2,470,535

		17,921,524

United States-39.35%
Alexandria Real Estate Equities, Inc.	27,702	4,149,206

American Homes 4 Rent, Class A	227,157	7,046,410

American Tower Corp.	31,060	6,150,191

AvalonBay Communities, Inc.	66,333	11,443,769

Camden Property Trust	25,402	2,915,133

Crown Castle, Inc.	39,903	5,217,317

CubeSmart	283,494	13,321,383

Digital Realty Trust, Inc.(b)	203,151	21,174,429

Equinix, Inc.	12,404	8,537,301

Gaming and Leisure Properties, Inc.	125,168	6,744,052

Hilton Worldwide Holdings, Inc.	20,174	2,915,345

Invitation Homes, Inc.	240,144	7,506,901

Life Storage, Inc.	177,273	21,364,942

Prologis, Inc.	310,662	38,335,691

Public Storage	26,424	7,899,455

	Shares	Value

United States-(continued)
Realty Income Corp.	96,484	$6,170,152

Sun Communities, Inc.	102,310	14,644,653

Terreno Realty Corp.	53,945	3,355,918

UDR, Inc.	484,152	20,741,072

Ventas, Inc.	73,836	3,592,121

VICI Properties, Inc.	461,134	15,461,823

Welltower, Inc.	212,215	15,729,376

		244,416,640

Total Common Stocks & Other Equity Interests (Cost $383,483,932)		405,079,811

	Principal Amount
Asset-Backed Securities-17.24%
BX 2021-MFM1, Series 2021-MFM1, Class E, 6.93% (1 mo. Term SOFR + 2.36%), 01/15/2034(c)(d)	$9,494,575	9,229,092

BX Commercial Mortgage Trust,
Series 2021-VOLT, Class D, 6.24% (1 mo. USD LIBOR + 1.65%), 09/15/2023(c)(d)	6,000,000	5,800,420

Series 2021-VOLT, Class E, 6.59% (1 mo. USD LIBOR + 2.00%), 09/15/2036(c)(d)	395,000	380,340

CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class E, 7.58% (1 mo. Term SOFR + 3.02%), 02/15/2039(c)(d)	500,000	434,440

CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/2039(c)(e)	1,000,000	826,080

Citigroup Commercial Mortgage Trust,
Series 2019-SMRT, Class E, 4.74%, 01/10/2036(c)(e)	2,649,000	2,563,164

Series 2020-420K, Class E, 3.31%, 11/10/2042(c)(e)	4,586,000	3,355,872

Series 2020-555, Class F, 3.50%, 12/10/2041(c)(e)	800,000	578,242

Series 2019-SMRT, Class D, 4.74%, 01/10/2036(c)(e)	260,000	253,175

Series 2020-420K, Class D, 3.31%, 11/10/2042(c)(e)	1,000,000	752,484

Commercial Mortgage Trust,
Series 2019-GC44, Class 180B, 3.40%, 08/15/2057(c)(e)	1,500,000	1,314,982

Series 2020-SBX, Class D, 2.32%, 01/10/2038(c)(e)	6,200,000	5,358,057

Series 2019-GC44, Class 180C, 3.40%, 08/15/2057(c)(e)	5,500,000	4,627,386

Series 2017-PANW, Class E, 3.81%, 10/10/2029(c)(e)	182,000	161,166

Series 2017-PANW, Class D, 3.93%, 10/10/2029(c)(e)	580,000	530,860

Credit Suisse Mortgage Capital Trust, Series 2021-BHAR, Class E, 8.09% (1 mo. USD LIBOR + 3.50%), 11/15/2038(c)(d)	2,750,000	2,638,472

CSMC, Series 2021-BHAR, Class C, 6.59% (1 mo. USD LIBOR + 2.00%), 11/15/2038(c)(d)	170,000	164,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Global Real Estate Income Fund

	Principal Amount	Value

GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 7.96% (1 mo. Term SOFR + 3.40%), 08/15/2039(c)(d)	$10,050,000	$10,240,506

Hilton USA Trust, Series 2016-HHV, Class E, 4.19%, 11/05/2038(c)(e)	1,761,000	1,563,070

Independence Plaza Trust, Series 2018-INDP, Class E, 5.00%, 07/10/2035(c)	7,000,000	6,524,043

JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2019-UES, Class F, 4.45%, 05/05/2032(c)(e)	558,000	514,940

Series 2019-UES, Class B, 4.14%, 05/05/2032(c)	401,000	386,656

Series 2019-UES, Class C, 4.34%, 05/05/2032(c)	116,000	108,933

Series 2019-UES, Class D, 4.45%, 05/05/2032(c)(e)	119,000	110,619

Series 2019-UES, Class E, 4.45%, 05/05/2032(c)(e)	138,000	127,434

Series 2019-UES, Class G, 4.45%, 05/05/2032(c)(e)	158,000	144,281

Morgan Stanley Capital I Trust, Series 2018-SUN, Class F, 7.14% (1 mo. USD LIBOR + 2.55%), 07/15/2035(c)(d)	11,306,000	11,127,694

MSCG Trust, Series 2018-SELF, Class E, 6.74% (1 mo. USD LIBOR + 2.15%), 10/15/2037(c)(d)	3,808,103	3,702,368

Natixis Commercial Mortgage Securities Trust,
Series 2020-2PAC, Class AMZ3, 3.50%, 01/15/2037(c)(e)	5,326,000	4,524,874

Series 2020-2PAC, Class AMZ2, 3.50%, 01/15/2037(c)(e)	800,000	694,528

One Market Plaza Trust, Series 2017-1MKT, Class E, 4.14%, 02/10/2032(c)	5,040,000	4,349,655

SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class E, 3.48%, 09/15/2039(c)(e)	6,157,000	4,620,706

STWD Trust,
Series 2021-FLWR, Class E, 6.51% (1 mo. USD LIBOR + 1.92%), 07/15/2036(c)(d)	4,950,000	4,762,686

Series 2021-FLWR, Class F, 7.26% (1 mo. USD LIBOR + 2.67%), 07/15/2036(c)(d)	3,400,000	3,264,562

Prima Capital CRE Securitization Ltd., Series 2019-RK1, Class BT, 4.45%, 04/15/2038(c)	14,154,000	11,384,425

Total Asset-Backed Securities (Cost $111,299,741)		107,120,244

	Shares
Preferred Stocks-9.75%
United States-9.75%
American Homes 4 Rent, 5.88%, Series G, Pfd.	84,200	1,990,488

American Homes 4 Rent, 6.25%, Series H, Pfd.	200,100	4,976,487

DiamondRock Hospitality Co., 8.25%, Pfd.	168,578	4,322,340

Digital Realty Trust, Inc., 5.20%, Series L, Pfd.	121,800	2,722,230

Eagle Hospitality Properties Trust, Inc., 8.25%, Series A, Pfd.(f)	195,800	0

	Shares	Value

United States-(continued)
National Storage Affiliates Trust, 6.00%, Series A, Pfd.	243,300	$5,719,983

Pebblebrook Hotel Trust, 6.38%, Series E, Pfd.	223,861	4,698,843

Pebblebrook Hotel Trust, 6.30%, Series F, Pfd.	173,676	3,603,777

Public Storage, 5.15%, Series F, Pfd.	14,600	340,764

Rexford Industrial Realty, Inc., 5.63%, Series C, Pfd.	100,500	2,363,760

RLJ Lodging Trust, 1.95%, Series A, Conv. Pfd.	192,400	4,781,140

Saul Centers, Inc., 6.13%, Series D, Pfd.	2,347	51,634

SITE Centers Corp., 6.38%, Series A, Pfd.	214,100	5,273,283

UMH Properties, Inc., 6.38%, Series D, Pfd.	566,800	12,815,348

Vornado Realty Trust, 5.40%, Series L, Pfd.	213,400	3,647,006

Vornado Realty Trust, 5.25%, Series M, Pfd.	200,000	3,238,000

Total Preferred Stocks (Cost $69,503,358)		60,545,083

	Principal Amount
U.S. Dollar Denominated Bonds & Notes-4.76%
United States-4.76%
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	$3,000,000	2,755,350

Outfront Media Capital LLC/Outfront Media Capital Corp., 6.25%, 06/15/2025(c)	5,438,000	5,397,713

RLJ Lodging Trust L.P., 3.75%, 07/01/2026(c)	4,000,000	3,623,190

SBA Communications Corp.,
3.88%, 02/15/2027	2,000,000	1,811,787

3.13%, 02/01/2029	9,698,000	8,016,367

VICI Properties L.P./VICI Note Co., Inc.,
3.50%, 02/15/2025(c)	4,000,000	3,782,152

4.25%, 12/01/2026(c)	1,500,000	1,392,495

4.50%, 01/15/2028(c)	3,000,000	2,760,700

Total U.S. Dollar Denominated Bonds & Notes (Cost $29,857,753)		29,539,754

Municipal Obligations-1.18%
United States-1.18%
New York City Housing Development Corp., Series 2014, RB, 3.71%, 02/15/2048 (Cost $7,333,747)	7,735,000	7,345,438

	Shares
Money Market Funds-2.12%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(g)(h)	4,615,922	4,615,922

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(g)(h)	3,296,020	3,296,679

Invesco Treasury Portfolio, Institutional Class, 4.50%(g)(h)	5,275,339	5,275,339

Total Money Market Funds (Cost $13,187,940)		13,187,940

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-100.26% (Cost $614,666,471)		622,818,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Real Estate Income Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.85%
Invesco Private Government Fund, 4.58%(g)(h)(i)	3,208,028	$3,208,028

Invesco Private Prime Fund, 4.83%(g)(h)(i)	8,247,564	8,249,213

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,457,754)		11,457,241

TOTAL INVESTMENTS IN SECURITIES-102.11% (Cost $626,124,225)		634,275,511

OTHER ASSETS LESS LIABILITIES-(2.11)%		(13,085,293)

NET ASSETS-100.00%		$621,190,218

Investment Abbreviations:

Conv.	- Convertible
LIBOR	- London Interbank Offered Rate
Pfd.	- Preferred
RB	- Revenue Bonds
REIT	- Real Estate Investment Trust
Rts.	- Rights
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at February 28, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $124,076,494, which represented 19.97% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(e)

Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on February 28, 2023.

(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$10,896,330	$39,548,284	$(45,828,692)	$-	$-	$4,615,922	$111,884
Invesco Liquid Assets Portfolio, Institutional Class	9,014,912	28,248,774	(33,966,461)	(4,084)	3,538	3,296,679	92,260
Invesco Treasury Portfolio, Institutional Class	12,452,949	45,198,039	(52,375,649)	-	-	5,275,339	128,811
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,515,288	49,405,864	(50,713,124)	-	-	3,208,028	86,696*
Invesco Private Prime Fund	11,610,739	117,378,787	(120,742,057)	(1,637)	3,381	8,249,213	237,990*
Total	$48,490,218	$279,779,748	$(303,625,983)	$(5,721)	$6,919	$24,645,181	$657,641

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(h)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Real Estate Income Fund

Portfolio Composition

By country, based on Net Assets

as of February 28, 2023

United States	70.45%

Japan	8.13

Germany	6.05

Hong Kong	4.41

United Kingdom	2.88

Australia	2.11

Countries each less than 2% of portfolio	4.11

Money Market Funds Plus Other Assets Less Liabilities	1.86

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Real Estate Income Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $601,478,531)*	$609,630,330

Investments in affiliated money market funds, at value (Cost $24,645,694)	24,645,181

Cash	4,623

Foreign currencies, at value (Cost $188,484)	187,279

Receivable for:
Investments sold	3,496

Fund shares sold	194,696

Dividends	980,416

Interest	567,502

Investment for trustee deferred compensation and retirement plans	90,183

Other assets	64,855

Total assets	636,368,561

Liabilities:
Payable for:
Investments purchased	3,114,173

Fund shares reacquired	165,753

Collateral upon return of securities loaned	11,457,754

Accrued fees to affiliates	213,807

Accrued trustees’ and officers’ fees and benefits	1,386

Accrued other operating expenses	126,154

Trustee deferred compensation and retirement plans	99,316

Total liabilities	15,178,343

Net assets applicable to shares outstanding	$621,190,218

Net assets consist of:
Shares of beneficial interest	$651,158,121

Distributable earnings (loss)	(29,967,903)

$621,190,218

Net Assets:
Class A	$102,955,388

Class C	$4,491,748

Class Y	$305,957,623

Class R5	$1,333,241

Class R6	$206,452,218

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	12,585,680

Class C	549,705

Class Y	37,526,248

Class R5	163,362

Class R6	25,261,121

Class A:
Net asset value per share	$8.18

Maximum offering price per share (Net asset value of $8.18 ÷ 94.50%)	$8.66

Class C:
Net asset value and offering price per share	$8.17

Class Y:
Net asset value and offering price per share	$8.15

Class R5:
Net asset value and offering price per share	$8.16

Class R6:
Net asset value and offering price per share	$8.17

*	At February 28, 2023, security with a value of $11,163,033 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Real Estate Income Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest	$4,179,019

Dividends (net of foreign withholding taxes of $86,004)	8,675,260

Dividends from affiliated money market funds (includes net securities lending income of $15,471)	348,426

Less: IRS closing agreement fees for foreign withholding tax claims	46,100

Total investment income	13,248,805

Expenses:
Advisory fees	2,217,296

Administrative services fees	41,653

Custodian fees	9,354

Distribution fees:
Class A	130,264

Class C	24,818

Transfer agent fees – A, C and Y	357,388

Transfer agent fees – R5	649

Transfer agent fees – R6	30,602

Trustees’ and officers’ fees and benefits	8,801

Registration and filing fees	32,236

Reports to shareholders	21,384

Professional services fees	30,068

Other	7,248

Total expenses	2,911,761

Less: Fees waived and/or expense offset arrangement(s)	(12,986)

Net expenses	2,898,775

Net investment income	10,350,030

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(21,949,096)

Affiliated investment securities	6,919

Foreign currencies	(37,045)

(21,979,222)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	4,385,808

Affiliated investment securities	(5,721)

Foreign currencies	12,144

4,392,231

Net realized and unrealized gain (loss)	(17,586,991)

Net increase (decrease) in net assets resulting from operations	$(7,236,961)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Real Estate Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:
Net investment income	$10,350,030	$13,519,646

Net realized gain (loss)	(21,979,222)	16,836,632

Change in net unrealized appreciation (depreciation)	4,392,231	(129,223,111)

Net increase (decrease) in net assets resulting from operations	(7,236,961)	(98,866,833)

Distributions to shareholders from distributable earnings:
Class A	(1,240,280)	(1,687,360)

Class C	(40,418)	(66,761)

Class Y	(3,707,037)	(4,567,739)

Class R5	(17,714)	(36,335)

Class R6	(2,798,794)	(3,295,063)

Total distributions from distributable earnings	(7,804,243)	(9,653,258)

Return of capital:
Class A	-	(1,358,095)

Class C	-	(53,733)

Class Y	-	(3,676,404)

Class R5	-	(29,244)

Class R6	-	(2,652,076)

Total return of capital	-	(7,769,552)

Total distributions	(7,804,243)	(17,422,810)

Share transactions-net:
Class A	(10,253,327)	(10,925,757)

Class C	(1,134,631)	(2,706,669)

Class Y	8,472,880	12,540,848

Class R5	(54,954)	(1,876,467)

Class R6	(2,396,116)	7,827,965

Net increase (decrease) in net assets resulting from share transactions	(5,366,148)	4,859,920

Net increase (decrease) in net assets	(20,407,352)	(111,429,723)

Net assets:
Beginning of period	641,597,570	753,027,293

End of period	$621,190,218	$641,597,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Real Estate Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$8.35	$0.13	$(0.21)	$(0.08)	$(0.09)	$ -	$ -	$(0.09)	$8.18	(0.89)%	$102,955	1.22	%(d)	1.22	%(d)	3.22	%(d)	42%
Year ended 08/31/22	9.88	0.16	(1.48)	(1.32)	(0.12)	-	(0.09)	(0.21)	8.35	(13.56)	116,084	1.20		1.20		1.69		39
Year ended 08/31/21	8.06	0.14	1.84	1.98	(0.16)	-	-	(0.16)	9.88	24.81 (e)	149,008	1.19	(e)	1.19	(e)	1.63	(e)	41
Year ended 08/31/20	9.57	0.21	(0.99)	(0.78)	(0.48)	(0.25)	-	(0.73)	8.06	(8.55)	135,022	1.22		1.22		2.48		72
Year ended 08/31/19	9.11	0.28	0.49	0.77	(0.31)	-	-	(0.31)	9.57	8.69	175,013	1.25		1.25		3.05		41
Year ended 08/31/18	9.18	0.30	(0.02)	0.28	(0.35)	-	-	(0.35)	9.11	3.11	188,658	1.24		1.24		3.33		59
Class C
Six months ended 02/28/23	8.34	0.10	(0.21)	(0.11)	(0.06)	-	-	(0.06)	8.17	(1.27)	4,492	1.97	(d)	1.97	(d)	2.47	(d)	42
Year ended 08/31/22	9.86	0.09	(1.47)	(1.38)	(0.08)	-	(0.06)	(0.14)	8.34	(14.15)	5,782	1.95		1.95		0.94		39
Year ended 08/31/21	8.05	0.08	1.82	1.90	(0.09)	-	-	(0.09)	9.86	23.79	9,722	1.95		1.95		0.87		41
Year ended 08/31/20	9.55	0.15	(0.99)	(0.84)	(0.41)	(0.25)	-	(0.66)	8.05	(9.22)	21,394	1.97		1.97		1.73		72
Year ended 08/31/19	9.09	0.21	0.49	0.70	(0.24)	-	-	(0.24)	9.55	7.89	39,088	2.00		2.00		2.30		41
Year ended 08/31/18	9.16	0.23	(0.02)	0.21	(0.28)	-	-	(0.28)	9.09	2.34	51,925	1.99		1.99		2.58		59
Class Y
Six months ended 02/28/23	8.33	0.14	(0.22)	(0.08)	(0.10)	-	-	(0.10)	8.15	(0.88)	305,958	0.97	(d)	0.97	(d)	3.47	(d)	42
Year ended 08/31/22	9.84	0.18	(1.46)	(1.28)	(0.13)	-	(0.10)	(0.23)	8.33	(13.20)	305,110	0.95		0.95		1.94		39
Year ended 08/31/21	8.03	0.17	1.82	1.99	(0.18)	-	-	(0.18)	9.84	25.08	347,456	0.95		0.95		1.87		41
Year ended 08/31/20	9.54	0.23	(0.99)	(0.76)	(0.50)	(0.25)	-	(0.75)	8.03	(8.34)	296,997	0.97		0.97		2.73		72
Year ended 08/31/19	9.08	0.30	0.49	0.79	(0.33)	-	-	(0.33)	9.54	8.98	389,619	1.00		1.00		3.30		41
Year ended 08/31/18	9.15	0.32	(0.02)	0.30	(0.37)	-	-	(0.37)	9.08	3.37	670,338	0.99		0.99		3.58		59
Class R5
Six months ended 02/28/23	8.33	0.14	(0.20)	(0.06)	(0.11)	-	-	(0.11)	8.16	(0.72)	1,333	0.89	(d)	0.89	(d)	3.55	(d)	42
Year ended 08/31/22	9.87	0.19	(1.49)	(1.30)	(0.13)	-	(0.11)	(0.24)	8.33	(13.41)	1,424	0.89		0.89		2.00		39
Year ended 08/31/21	8.05	0.17	1.83	2.00	(0.18)	-	-	(0.18)	9.87	25.21	3,504	0.89		0.89		1.93		41
Year ended 08/31/20	9.56	0.24	(1.00)	(0.76)	(0.50)	(0.25)	-	(0.75)	8.05	(8.27)	2,940	0.91		0.91		2.79		72
Year ended 08/31/19	9.11	0.31	0.48	0.79	(0.34)	-	-	(0.34)	9.56	8.98	4,517	0.90		0.90		3.40		41
Year ended 08/31/18	9.18	0.33	(0.02)	0.31	(0.38)	-	-	(0.38)	9.11	3.46	5,745	0.92		0.92		3.65		59
Class R6
Six months ended 02/28/23	8.35	0.14	(0.21)	(0.07)	(0.11)	-	-	(0.11)	8.17	(0.80)	206,452	0.82	(d)	0.82	(d)	3.62	(d)	42
Year ended 08/31/22	9.87	0.19	(1.47)	(1.28)	(0.13)	-	(0.11)	(0.24)	8.35	(13.14)	213,197	0.82		0.82		2.07		39
Year ended 08/31/21	8.05	0.18	1.83	2.01	(0.19)	-	-	(0.19)	9.87	25.33	243,338	0.80		0.80		2.02		41
Year ended 08/31/20	9.56	0.24	(0.99)	(0.75)	(0.51)	(0.25)	-	(0.76)	8.05	(8.17)	205,791	0.82		0.82		2.88		72
Year ended 08/31/19	9.11	0.32	0.48	0.80	(0.35)	-	-	(0.35)	9.56	9.08	137,183	0.81		0.81		3.49		41
Year ended 08/31/18	9.17	0.34	(0.02)	0.32	(0.38)	-	-	(0.38)	9.11	3.66	135,878	0.82		0.82		3.75		59

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the year ended August 31, 2021.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Global Real Estate Income Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Real Estate Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is current income and, secondarily, capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Global Real Estate Income Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended February 28, 2023, the Fund did not enter into any closing agreements.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.	Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by

13	Invesco Global Real Estate Income Fund

collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $976 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

N.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

14	Invesco Global Real Estate Income Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.750%

Next $250 million	0.740%

Next $500 million	0.730%

Next $1.5 billion	0.720%

Next $2.5 billion	0.710%

Next $2.5 billion	0.700%

Next $2.5 billion	0.690%

Over $10 billion	0.680%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual fund operating expenses and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $12,039.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $1,875 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s

15	Invesco Global Real Estate Income Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$13,079,460	$–	$13,079,460

Belgium	–	4,256,664	–	4,256,664

Canada	9,965,480	–	–	9,965,480

Cayman Islands	–	11,384,425	–	11,384,425

Germany	–	37,557,348	–	37,557,348

Hong Kong	–	27,390,118	–	27,390,118

Japan	–	50,492,577	–	50,492,577

United Kingdom	–	17,921,524	0	17,921,524

United States	304,961,723	132,621,011	–	437,582,734

Money Market Funds	13,187,940	11,457,241	–	24,645,181

Total Investments	$328,115,143	$306,160,368	$0	$634,275,511

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $947.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$17,885,118	$933,100	$18,818,218

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $265,301,403 and $246,136,540, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$50,704,019

Aggregate unrealized (depreciation) of investments	(40,236,950)

Net unrealized appreciation of investments	$10,467,069

16	Invesco Global Real Estate Income Fund

Cost of investments for tax purposes is $623,808,442.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	354,651	$2,822,323	821,050	$7,570,649

Class C	16,273	126,495	82,112	786,263

Class Y	6,563,788	52,541,001	9,747,048	89,538,332

Class R5	8,314	67,775	397,332	3,423,282

Class R6	652,044	5,116,019	3,014,685	28,267,916

Issued as reinvestment of dividends:
Class A	117,668	930,868	245,974	2,277,023

Class C	3,846	30,415	9,673	90,061

Class Y	375,237	2,957,725	730,360	6,734,985

Class R5	2,086	16,457	6,612	62,043

Class R6	347,903	2,748,332	635,931	5,861,642

Automatic conversion of Class C shares to Class A shares:
Class A	70,965	550,675	243,584	2,271,729

Class C	(70,987)	(550,675)	(243,701)	(2,271,729)

Reacquired:
Class A	(1,854,375)	(14,557,193)	(2,502,932)	(23,045,158)

Class C	(92,426)	(740,866)	(140,837)	(1,311,264)

Class Y	(6,059,177)	(47,025,846)	(9,129,917)	(83,732,469)

Class R5	(17,846)	(139,186)	(588,168)	(5,361,792)

Class R6	(1,282,766)	(10,260,467)	(2,766,698)	(26,301,593)

Net increase (decrease) in share activity	(864,802)	$(5,366,148)	562,108	$4,859,920

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 38% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 25% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

17	Invesco Global Real Estate Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$991.10	$6.02	$1,018.74	$6.11	1.22%
Class C	1,000.00	987.30	9.71	1,015.03	9.84	1.97
Class Y	1,000.00	991.20	4.79	1,019.98	4.86	0.97
Class R5	1,000.00	992.80	4.40	1,020.38	4.46	0.89
Class R6	1,000.00	992.00	4.05	1,020.73	4.11	0.82

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Global Real Estate Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	GREI-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Growth and Income Fund

Nasdaq:

A: ACGIX ∎ C: ACGKX ∎ R: ACGLX ∎ Y: ACGMX ∎ R5: ACGQX ∎ R6: GIFFX

2	Fund Performance

4	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.29%
Class C Shares	4.87
Class R Shares	5.14
Class Y Shares	5.38
Class R5 Shares	5.45
Class R6 Shares	5.49
S&P 500 Index▼ (Broad Market Index)	1.26
Russell 1000 Value Index▼ (Style-Specific Index)	4.07
Lipper Large-Cap Value Funds Index∎ (Peer Group Index)	5.12

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

  The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

  The Lipper Large-Cap Value Funds Index is an unmanaged index considered representative of large-cap value funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Growth and Income Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges
Class A Shares
Inception (8/1/46)	9.34%
10 Years	8.88
5 Years	5.23
1 Year	-9.50

Class C Shares
Inception (8/2/93)	9.24%
10 Years	8.86
5 Years	5.66
1 Year	-5.83

Class R Shares
Inception (10/1/02)	8.63%
10 Years	9.23
5 Years	6.15
1 Year	-4.52

Class Y Shares
Inception (10/19/04)	8.33%
10 Years	9.77
5 Years	6.68
1 Year	-4.05

Class R5 Shares
Inception (6/1/10)	10.82%
10 Years	9.86
5 Years	6.76
1 Year	-4.00

Class R6 Shares
Inception (9/24/12)	10.33%
10 Years	9.96
5 Years	6.85
1 Year	-3.93

Effective June 1, 2010, Class A, Class C, Class R and Class I shares of the predecessor fund, Van Kampen Growth and Income Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class C, Class R and Class Y shares, respectively, of Invesco Van Kampen Growth and Income Fund (renamed Invesco Growth and Income Fund). Returns shown above, prior to June 1, 2010, for Class A, Class C, Class R and Class Y shares are those for Class A, Class C, Class R and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Growth and Income Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-97.97%
Aerospace & Defense-2.88%
Raytheon Technologies Corp.	690,592	$ 67,740,169
Textron, Inc.	737,626	53,500,014
		121,240,183

Apparel Retail-1.72%

TJX Cos., Inc. (The)	944,458	72,345,483

Application Software-1.61%
salesforce.com, inc.(b)	171,400	28,042,754
Splunk, Inc.(b)	387,982	39,768,155
		67,810,909

Asset Management & Custody Banks-1.39%
KKR & Co., Inc., Class A	1,036,896	58,429,090

Automobile Manufacturers-2.53%
General Motors Co.	2,758,800	106,875,912

Building Products-1.99%
Johnson Controls International PLC	1,334,764	83,716,398

Cable & Satellite-2.39%
Charter Communications, Inc., Class A(b)	129,676	47,670,195
Comcast Corp., Class A	1,434,066	53,304,233
		100,974,428

Casinos & Gaming-1.45%
Las Vegas Sands Corp.(b)	1,061,410	60,999,233

Communications Equipment-1.69%
Cisco Systems, Inc.	1,474,577	71,399,018

Consumer Finance-1.16%
American Express Co.	282,107	49,083,797

Data Processing & Outsourced Services-2.28%
Fiserv, Inc.(b)	446,209	51,354,194
PayPal Holdings, Inc.(b)	607,889	44,740,630
		96,094,824

Distillers & Vintners-1.27%
Diageo PLC (United Kingdom)	1,258,272	53,506,651

Diversified Banks-6.81%
Bank of America Corp.	3,395,823	116,476,729
Wells Fargo & Co.	3,645,117	170,482,121
		286,958,850

Electric Utilities-1.34%
American Electric Power Co., Inc.	381,514	33,561,786
Exelon Corp.	566,861	22,895,516
		56,457,302

Electrical Components & Equipment-0.85%
Emerson Electric Co.	432,975	35,811,362

Electronic Manufacturing Services-0.97%
TE Connectivity Ltd.	320,182	40,765,572

	Shares	Value
Fertilizers & Agricultural Chemicals-1.04%
Corteva, Inc.	701,756	$ 43,712,381

Food Distributors-2.23%
Sysco Corp.	650,973	48,543,056
US Foods Holding Corp.(b)	1,214,471	45,579,097
		94,122,153

Gold-0.74%
Barrick Gold Corp. (Canada)	1,949,737	31,429,761

Health Care Distributors-1.14%
McKesson Corp.	137,325	48,037,658

Health Care Equipment-2.58%
Medtronic PLC	815,878	67,554,698
Zimmer Biomet Holdings, Inc.	331,855	41,106,879
		108,661,577

Health Care Facilities-1.02%
Universal Health Services, Inc., Class B	322,174	43,032,781

Health Care Services-2.70%
Cigna Group (The)	259,149	75,697,423
CVS Health Corp.	458,473	38,300,834
		113,998,257

Hotels, Resorts & Cruise Lines-1.31%
Booking Holdings, Inc.(b)	21,868	55,194,832

Industrial Machinery-2.38%
Parker-Hannifin Corp.	281,992	99,218,885
Stanley Black & Decker, Inc.	12,535	1,073,122
		100,292,007

Insurance Brokers-1.45%
Willis Towers Watson PLC	260,755	61,110,542

Integrated Oil & Gas-3.93%
Chevron Corp.	387,384	62,279,725
Exxon Mobil Corp.	941,181	103,445,204
		165,724,929

Interactive Media & Services-1.00%
Meta Platforms, Inc., Class A(b)	240,215	42,023,212

Internet & Direct Marketing Retail-1.20%
Amazon.com, Inc.(b)	538,819	50,772,914

Investment Banking & Brokerage-4.61%
Charles Schwab Corp. (The)	751,890	58,587,269
Goldman Sachs Group, Inc. (The)	206,716	72,691,681
Morgan Stanley	652,019	62,919,834
		194,198,784

IT Consulting & Other Services-1.44%
Cognizant Technology Solutions Corp., Class A	967,088	60,568,722

Managed Health Care-1.73%
Centene Corp.(b)	631,674	43,206,502

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Growth and Income Fund

	Shares	Value
Managed Health Care-(continued)
Elevance Health, Inc.	63,565	$ 29,854,573
		73,061,075

Movies & Entertainment-1.43%
Walt Disney Co. (The)(b)	603,395	60,104,176

Multi-line Insurance-2.51%
American International Group, Inc.	1,734,248	105,979,895

Oil & Gas Exploration & Production-5.45%
ConocoPhillips	1,296,765	134,020,663
Devon Energy Corp.(c)	798,707	43,066,281
Pioneer Natural Resources Co.	263,495	52,807,033
		229,893,977

Oil & Gas Refining & Marketing-0.82%
Phillips 66	336,289	34,489,800

Pharmaceuticals-8.52%
Bristol-Myers Squibb Co.	1,069,036	73,720,722
GSK PLC	1,750,474	29,776,684
Johnson & Johnson	474,591	72,735,817
Merck & Co., Inc.	996,338	105,850,949
Sanofi	825,542	77,301,288
		359,385,460

Railroads-1.51%
CSX Corp.	2,094,309	63,855,482

Real Estate Services-2.65%
CBRE Group, Inc., Class A(b)	1,312,795	111,771,366

Regional Banks-2.93%
Citizens Financial Group, Inc.	1,916,302	80,024,772
PNC Financial Services Group, Inc. (The)	275,014	43,430,211
		123,454,983

Semiconductor Equipment-1.08%
Lam Research Corp.	93,403	45,394,792

Semiconductors-3.37%
Intel Corp.	1,113,322	27,755,118
Micron Technology, Inc.	483,633	27,963,660

	Shares	Value

Semiconductors-(continued)
NXP Semiconductors N.V. (China)	237,178	$42,331,529

QUALCOMM, Inc.	356,280	44,011,268

		142,061,575

Tobacco-1.48%
Philip Morris International, Inc. (Switzerland)	640,405	62,311,407

Trading Companies & Distributors-1.70%
Ferguson PLC	498,527	71,837,741

Wireless Telecommunication Services-1.69%
T-Mobile US, Inc.(b)	500,913	71,219,810

Total Common Stocks & Other Equity Interests (Cost $3,028,609,696)		4,130,171,061

Money Market Funds-1.88%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(e)	27,690,494	27,690,494

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(d)(e)	19,773,176	19,777,131

Invesco Treasury Portfolio, Institutional Class, 4.50%(d)(e)	31,646,279	31,646,279

Total Money Market Funds (Cost $79,115,475)		79,113,904

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $3,107,725,171)		4,209,284,965

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.80%
Invesco Private Government Fund, 4.58%(d)(e)(f)	9,463,684	9,463,684

Invesco Private Prime Fund, 4.83%(d)(e)(f)	24,330,320	24,335,186

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,798,870)		33,798,870

TOTAL INVESTMENTS IN SECURITIES-100.65% (Cost $3,141,524,041)		4,243,083,835

OTHER ASSETS LESS LIABILITIES–(0.65)%		(27,398,331)

NET ASSETS-100.00%		$4,215,685,504

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,768,080	$126,553,543	$(130,631,129)	$-	$-	$27,690,494	$512,722
Invesco Liquid Assets Portfolio, Institutional Class	14,521,137	90,395,388	(85,141,666)	(8,607)	10,879	19,777,131	317,647
Invesco Treasury Portfolio, Institutional Class	36,306,378	144,632,620	(149,292,719)	-	-	31,646,279	585,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Growth and Income Fund

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$18,935,998	$186,734,601	$(196,206,915)	$-	$-	$9,463,684	$311,308*
Invesco Private Prime Fund	48,692,568	416,936,264	(441,297,766)	-	4,120	24,335,186	849,613*
Total	$150,224,161	$965,252,416	$(1,002,570,195)	$(8,607)	$14,999	$112,912,774	$2,576,824

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive

Currency Risk

03/24/2023	Bank of New York Mellon (The)	EUR	54,460,429	USD	58,474,434	$795,674

03/24/2023	State Street Bank & Trust Co.	EUR	900,943	USD	964,492	10,308

03/24/2023	State Street Bank & Trust Co.	GBP	53,100,185	USD	64,654,630	757,800

Total Forward Foreign Currency Contracts						$1,563,782

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Financials	20.86%

Health Care	17.70

Information Technology	12.43

Industrials	11.31

Energy	10.20

Consumer Discretionary	8.21

Communication Services	6.51

Consumer Staples	4.98

Real Estate	2.65

Other Sectors, Each Less than 2% of Net Assets	3.12

Money Market Funds Plus Other Assets Less Liabilities	2.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Growth and Income Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $3,028,609,696)*	$4,130,171,061

Investments in affiliated money market funds, at value (Cost $112,914,345)	112,912,774

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	1,563,782

Receivable for:
Investments sold	9,636,120

Fund shares sold	1,984,045

Dividends	8,170,877

Investment for trustee deferred compensation and retirement plans	498,998

Other assets	101,186

Total assets	4,265,038,843

Liabilities:

Payable for:
Investments purchased	9,504,358

Dividends	3,905

Fund shares reacquired	3,257,167

Amount due custodian - foreign currency, at value (Cost $62,329)	62,248

Collateral upon return of securities loaned	33,798,870

Accrued fees to affiliates	1,853,737

Accrued trustees’ and officers’ fees and benefits	3,314

Accrued other operating expenses	306,727

Trustee deferred compensation and retirement plans	563,013

Total liabilities	49,353,339

Net assets applicable to shares outstanding	$4,215,685,504

Net assets consist of:

Shares of beneficial interest	$3,026,945,548

Distributable earnings	1,188,739,956

$4,215,685,504

Net Assets:

Class A	$2,499,535,106

Class C	$31,250,016

Class R	$52,855,648

Class Y	$405,926,705

Class R5	$405,560,141

Class R6	$820,557,888

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	118,934,034

Class C	1,519,107

Class R	2,510,860

Class Y	19,299,326

Class R5	19,248,113

Class R6	38,946,784

Class A:
Net asset value per share	$21.02

Maximum offering price per share (Net asset value of $21.02 ÷ 94.50%)	$22.24

Class C:
Net asset value and offering price per share	$20.57

Class R:
Net asset value and offering price per share	$21.05

Class Y:
Net asset value and offering price per share	$21.03

Class R5:
Net asset value and offering price per share	$21.07

Class R6:
Net asset value and offering price per share	$21.07

*	At February 28, 2023, security with a value of $32,751,439 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Growth and Income Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $198,292)	$46,219,341

Dividends from affiliated money market funds (includes net securities lending income of $49,640)	1,465,543

Foreign withholding tax claims	949,000

Total investment income	48,633,884

Expenses:

Advisory fees	7,607,010

Administrative services fees	293,359

Custodian fees	15,494

Distribution fees:
Class A	3,111,022

Class C	160,023

Class R	128,092

Transfer agent fees – A, C, R and Y	2,255,118

Transfer agent fees – R5	200,368

Transfer agent fees – R6	125,725

Trustees’ and officers’ fees and benefits	18,714

Registration and filing fees	91,326

Reports to shareholders	108,468

Professional services fees	43,597

Other	21,774

Total expenses	14,180,090

Less: Fees waived and/or expense offset arrangement(s)	(53,362)

Net expenses	14,126,728

Net investment income	34,507,156

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	162,927,686

Affiliated investment securities	14,999

Foreign currencies	(87,979)

Forward foreign currency contracts	(3,502,861)

159,351,845

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	31,376,547

Affiliated investment securities	(8,607)

Foreign currencies	21,357

Forward foreign currency contracts	(940,459)

30,448,838

Net realized and unrealized gain	189,800,683

Net increase in net assets resulting from operations	$224,307,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Growth and Income Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:

Net investment income	$34,507,156	$67,210,398

Net realized gain	159,351,845	471,406,497

Change in net unrealized appreciation (depreciation)	30,448,838	(702,919,722)

Net increase (decrease) in net assets resulting from operations	224,307,839	(164,302,827)

Distributions to shareholders from distributable earnings:

Class A	(257,091,031)	(507,991,551)

Class C	(3,249,707)	(6,772,771)

Class R	(5,185,355)	(10,562,085)

Class Y	(44,174,681)	(91,057,061)

Class R5	(42,016,275)	(79,363,950)

Class R6	(84,220,052)	(198,318,731)

Total distributions from distributable earnings	(435,937,101)	(894,066,149)

Share transactions-net:

Class A	126,795,383	261,966,363

Class C	451,903	1,480,246

Class R	4,145,736	3,133,594

Class Y	623,901	16,324,552

Class R5	28,819,964	52,113,814

Class R6	(73,353,444)	59,906,178

Net increase in net assets resulting from share transactions	87,483,443	394,924,747

Net increase (decrease) in net assets	(124,145,819)	(663,444,229)

Net assets:

Beginning of period	4,339,831,323	5,003,275,552

End of period	$4,215,685,504	$4,339,831,323

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Growth and Income Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$22.20	$0.16	$ 1.00	$ 1.16	$(0.20)	$(2.14)	$(2.34)	$21.02	5.29%		$2,499,535	0.79	%(d)	0.79	%(d)	1.50	%(d)	6%
Year ended 08/31/22	28.10	0.32	(1.13)	(0.81)	(0.29)	(4.80)	(5.09)	22.20	(3.90)		2,499,911	0.78		0.78		1.28		23
Year ended 08/31/21	20.01	0.30	8.63	8.93	(0.35)	(0.49)	(0.84)	28.10	45.62		2,844,145	0.80		0.80		1.22		33
Year ended 08/31/20	22.89	0.41	(1.24)	(0.83)	(0.44)	(1.61)	(2.05)	20.01	(4.39)		2,609,002	0.81		0.81		1.97		26
Year ended 08/31/19	27.50	0.44	(2.02)	(1.58)	(0.43)	(2.60)	(3.03)	22.89	(4.99)		3,386,466	0.81		0.81		1.84		23
Year ended 08/31/18	27.42	0.40	2.76	3.16	(0.52)	(2.56)	(3.08)	27.50	11.96		3,954,641	0.80		0.80		1.44		29
Class C
Six months ended 02/28/23	21.77	0.08	0.97	1.05	(0.11)	(2.14)	(2.25)	20.57	4.87		31,250	1.54	(d)	1.54	(d)	0.75	(d)	6
Year ended 08/31/22	27.69	0.13	(1.09)	(0.96)	(0.16)	(4.80)	(4.96)	21.77	(4.58	)(e)	32,497	1.52	(e)	1.52	(e)	0.54	(e)	23
Year ended 08/31/21	19.73	0.12	8.51	8.63	(0.18)	(0.49)	(0.67)	27.69	44.53	(e)	39,357	1.50	(e)	1.50	(e)	0.52	(e)	33
Year ended 08/31/20	22.57	0.25	(1.20)	(0.95)	(0.28)	(1.61)	(1.89)	19.73	(5.05)		38,808	1.56		1.56		1.22		26
Year ended 08/31/19	27.15	0.27	(2.00)	(1.73)	(0.25)	(2.60)	(2.85)	22.57	(5.67	)(e)	76,522	1.53	(e)	1.53	(e)	1.12	(e)	23
Year ended 08/31/18	27.09	0.19	2.74	2.93	(0.31)	(2.56)	(2.87)	27.15	11.17	(e)	243,564	1.53	(e)	1.53	(e)	0.71	(e)	29
Class R
Six months ended 02/28/23	22.23	0.14	0.99	1.13	(0.17)	(2.14)	(2.31)	21.05	5.14		52,856	1.04	(d)	1.04	(d)	1.25	(d)	6
Year ended 08/31/22	28.13	0.25	(1.13)	(0.88)	(0.22)	(4.80)	(5.02)	22.23	(4.14)		51,354	1.03		1.03		1.03		23
Year ended 08/31/21	20.03	0.24	8.64	8.88	(0.29)	(0.49)	(0.78)	28.13	45.26		60,808	1.05		1.05		0.97		33
Year ended 08/31/20	22.90	0.36	(1.23)	(0.87)	(0.39)	(1.61)	(2.00)	20.03	(4.60)		61,342	1.06		1.06		1.72		26
Year ended 08/31/19	27.52	0.38	(2.03)	(1.65)	(0.37)	(2.60)	(2.97)	22.90	(5.27)		84,224	1.06		1.06		1.59		23
Year ended 08/31/18	27.43	0.33	2.77	3.10	(0.45)	(2.56)	(3.01)	27.52	11.71		115,360	1.05		1.05		1.19		29
Class Y
Six months ended 02/28/23	22.22	0.19	0.99	1.18	(0.23)	(2.14)	(2.37)	21.03	5.38		405,927	0.54	(d)	0.54	(d)	1.75	(d)	6
Year ended 08/31/22	28.12	0.38	(1.12)	(0.74)	(0.36)	(4.80)	(5.16)	22.22	(3.63)		427,166	0.53		0.53		1.53		23
Year ended 08/31/21	20.03	0.36	8.63	8.99	(0.41)	(0.49)	(0.90)	28.12	45.94		517,664	0.55		0.55		1.47		33
Year ended 08/31/20	22.91	0.47	(1.24)	(0.77)	(0.50)	(1.61)	(2.11)	20.03	(4.12)		477,858	0.56		0.56		2.22		26
Year ended 08/31/19	27.53	0.50	(2.03)	(1.53)	(0.49)	(2.60)	(3.09)	22.91	(4.78)		938,866	0.56		0.56		2.09		23
Year ended 08/31/18	27.44	0.47	2.77	3.24	(0.59)	(2.56)	(3.15)	27.53	12.27		1,266,205	0.55		0.55		1.69		29
Class R5
Six months ended 02/28/23	22.25	0.20	0.99	1.19	(0.23)	(2.14)	(2.37)	21.07	5.45		405,560	0.49	(d)	0.49	(d)	1.80	(d)	6
Year ended 08/31/22	28.16	0.39	(1.13)	(0.74)	(0.37)	(4.80)	(5.17)	22.25	(3.62)		397,345	0.48		0.48		1.58		23
Year ended 08/31/21	20.06	0.38	8.64	9.02	(0.43)	(0.49)	(0.92)	28.16	46.04		438,989	0.47		0.47		1.55		33
Year ended 08/31/20	22.94	0.49	(1.24)	(0.75)	(0.52)	(1.61)	(2.13)	20.06	(4.03)		443,315	0.48		0.48		2.30		26
Year ended 08/31/19	27.56	0.52	(2.03)	(1.51)	(0.51)	(2.60)	(3.11)	22.94	(4.70)		746,385	0.48		0.48		2.17		23
Year ended 08/31/18	27.47	0.49	2.77	3.26	(0.61)	(2.56)	(3.17)	27.56	12.35		932,196	0.48		0.48		1.76		29
Class R6
Six months ended 02/28/23	22.25	0.20	1.00	1.20	(0.24)	(2.14)	(2.38)	21.07	5.49		820,558	0.42	(d)	0.42	(d)	1.87	(d)	6
Year ended 08/31/22	28.16	0.41	(1.13)	(0.72)	(0.39)	(4.80)	(5.19)	22.25	(3.55)		931,558	0.41		0.41		1.65		23
Year ended 08/31/21	20.06	0.39	8.65	9.04	(0.45)	(0.49)	(0.94)	28.16	46.16		1,102,312	0.40		0.40		1.62		33
Year ended 08/31/20	22.94	0.50	(1.23)	(0.73)	(0.54)	(1.61)	(2.15)	20.06	(3.93)		1,147,101	0.39		0.39		2.39		26
Year ended 08/31/19	27.57	0.54	(2.04)	(1.50)	(0.53)	(2.60)	(3.13)	22.94	(4.64)		1,494,527	0.38		0.38		2.27		23
Year ended 08/31/18	27.48	0.51	2.77	3.28	(0.63)	(2.56)	(3.19)	27.57	12.46		1,666,520	0.38		0.38		1.86		29

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.95%, 0.96% and 0.98% for the years ended August 31, 2022, 2021, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Growth and Income Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Growth and Income Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

    The Fund’s investment objective is total return through growth of capital and current income.

    The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11	Invesco Growth and Income Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes - The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received. These tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended February 28, 2023, the Fund did not enter into any closing agreements.

G.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to

12	Invesco Growth and Income Fund

the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $1,173 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $150 million	0.500%

Next $100 million	0.450%

Next $100 million	0.400%

Over $350 million	0.350%

    For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.36%.

    Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

    The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit.

13	Invesco Growth and Income Fund

    Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

    For the six months ended February 28, 2023, the Adviser waived advisory fees of $42,590.

    The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

    The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

    Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class C shares and Class R shares to reimburse IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will reimburse annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% of Class C average daily net assets and up to 0.50% of Class R average daily net assets. The fees are accrued daily and paid monthly. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

    Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $117,366 in front-end sales commissions from the sale of Class A shares and $2,346 and $(427) from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

    For the six months ended February 28, 2023, the Fund incurred $21,946 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$3,969,586,438	$160,584,623	$–	$4,130,171,061

Money Market Funds	79,113,904	33,798,870	–	112,912,774

Total Investments in Securities	4,048,700,342	194,383,493	–	4,243,083,835

Other Investments - Assets*

Forward Foreign Currency Contracts	–	1,563,782	–	1,563,782

Total Investments	$4,048,700,342	$195,947,275	$–	$4,244,647,617

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

    For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

14	Invesco Growth and Income Fund

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$1,563,782

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$1,563,782

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2023.

	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of New York Mellon (The)	$ 795,674	$ 795,674	$–	$–	$795,674

State Street Bank & Trust Co.	768,108	768,108	–	–	768,108

Total	$1,563,782	$1,563,782	$–	$–	$1,563,782

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(3,502,861)

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(940,459)

Total	$(4,443,320)

    The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$128,690,816

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $10,772.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

15	Invesco Growth and Income Fund

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have a capital loss carryforward as of August 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $240,305,277 and $549,344,500, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,207,531,577

Aggregate unrealized (depreciation) of investments	(147,379,758)

Net unrealized appreciation of investments	$1,060,151,819

    Cost of investments for tax purposes is $3,184,495,798.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	3,911,732	$83,852,410	6,563,715	$161,932,629

Class C	121,743	2,577,055	204,999	4,972,685

Class R	215,500	4,686,595	316,730	7,811,959

Class Y	1,093,954	23,839,820	2,644,421	65,243,714

Class R5	1,151,512	25,163,964	2,720,647	66,964,355

Class R6	2,645,869	57,597,259	5,279,294	131,545,487

Issued as reinvestment of dividends:
Class A	11,327,270	236,979,053	19,596,551	464,645,977

Class C	148,431	3,043,952	270,554	6,294,750

Class R	247,392	5,185,320	444,779	10,561,949

Class Y	1,723,819	36,067,531	3,148,013	74,697,819

Class R5	2,001,115	41,949,382	3,340,012	79,350,674

Class R6	3,967,736	83,145,897	8,264,455	196,374,492

Automatic conversion of Class C shares to Class A shares:
Class A	71,426	1,546,568	145,079	3,573,433

Class C	(72,849)	(1,546,568)	(147,721)	(3,573,433)

Reacquired:
Class A	(8,995,632)	(195,582,648)	(14,913,478)	(368,185,676)

Class C	(171,211)	(3,622,536)	(256,139)	(6,213,756)

Class R	(262,213)	(5,726,179)	(613,286)	(15,240,314)

Class Y	(2,745,434)	(59,283,450)	(4,973,866)	(123,616,981)

Class R5	(1,760,916)	(38,293,382)	(3,793,506)	(94,201,215)

Class R6	(9,530,826)	(214,096,600)	(10,823,831)	(268,013,801)

Net increase in share activity	5,088,418	$87,483,443	17,417,422	$394,924,747

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 50% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco Growth and Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,052.90	$4.02	$1,020.88	$3.96	0.79%
Class C	1,000.00	1,048.70	7.82	1,017.16	7.70	1.54
Class R	1,000.00	1,051.40	5.29	1,019.64	5.21	1.04
Class Y	1,000.00	1,053.80	2.75	1,022.12	2.71	0.54
Class R5	1,000.00	1,054.50	2.50	1,022.36	2.46	0.49
Class R6	1,000.00	1,054.90	2.14	1,022.71	2.11	0.42

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco Growth and Income Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	VK-GRI-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Income Advantage U.S. Fund

Nasdaq:

A: SCAUX ∎ C: SCCUX ∎ R: SCRUX ∎ Y: SCAYX ∎ Investor: SCNUX ∎ R5: SCIUX ∎ R6: SLESX

2	Fund Performance
4	Schedule of Investments
11	Financial Statements
14	Financial Highlights
15	Notes to Financial Statements
20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.51%
Class C Shares	1.09
Class R Shares	1.38
Class Y Shares	1.54
Investor Class Shares	1.41
Class R5 Shares	1.57
Class R6 Shares	1.68
S&P 500 Index▼ (Broad Market/Style-Specific Index)	1.26
Lipper Equity Income Funds Index∎ (Peer Group Index)	3.62

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Lipper Equity Income Funds Index is an unmanaged index considered representative of equity income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund
Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.
Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Income Advantage U.S. Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	3.82%
10 Years	4.49
5 Years	0.42
1 Year	-10.73

Class C Shares
Inception (3/31/06)	3.80%
10 Years	4.44
5 Years	0.79
1 Year	-7.14

Class R Shares
Inception (3/31/06)	3.91%
10 Years	4.82
5 Years	1.30
1 Year	-5.82

Class Y Shares
Inception (10/3/08)	6.39%
10 Years	5.34
5 Years	1.82
1 Year	-5.33

Investor Class Shares
Inception (4/25/08)	4.12%
10 Years	5.08
5 Years	1.55
1 Year	-5.58

Class R5 Shares
Inception (3/31/06)	4.53%
10 Years	5.51
5 Years	1.96
1 Year	-5.28

Class R6 Shares
10 Years	5.33%
5 Years	1.98
1 Year	-5.29

Effective July 15, 2021, Invesco Low Volatility Equity Yield Fund was renamed Invesco Income Advantage U.S. Fund. The Fund’s strategy also changed to invest in equity-linked notes and focus on factor based equity exposures, therefore results prior to July 15, 2021, reflect the performance of the Fund’s prior strategy.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Income Advantage U.S. Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–51.76%
Advertising–0.05%

Omnicom Group, Inc.	637	$ 57,693

Trade Desk, Inc. (The), Class A(b)	446	24,958

		82,651

Aerospace & Defense–1.16%

General Dynamics Corp.	1,549	353,033

L3Harris Technologies, Inc.	804	169,797

Lockheed Martin Corp.	1,992	944,726

Northrop Grumman Corp.	841	390,316

Raytheon Technologies Corp.	1,728	169,499

		2,027,371

Agricultural & Farm Machinery–0.09%

Deere & Co.	384	160,988

Agricultural Products–0.13%

Archer-Daniels-Midland Co.	2,861	227,736

Air Freight & Logistics–0.46%

C.H. Robinson Worldwide, Inc.	883	88,264

Expeditors International of Washington, Inc.	1,214	126,936

FedEx Corp.	869	176,598

United Parcel Service, Inc., Class B	2,269	414,070

		805,868

Alternative Carriers–0.04%

Liberty Global PLC, Class C (United Kingdom)(b)	3,540	75,225

Apparel Retail–0.17%

Ross Stores, Inc.	391	43,221

TJX Cos., Inc. (The)	3,201	245,197

		288,418

Apparel, Accessories & Luxury Goods–0.05%

lululemon athletica, inc.(b)	277	85,648

Application Software–0.88%

Adobe, Inc.(b)	591	191,454

ANSYS, Inc.(b)	123	37,344

Autodesk, Inc.(b)	1,212	240,812

Cadence Design Systems, Inc.(b)	2,778	535,987

Datadog, Inc., Class A(b)	480	36,730

Roper Technologies, Inc.	145	62,379

Synopsys, Inc.(b)	1,017	369,944

Workday, Inc., Class A(b)	174	32,272

Zoom Video Communications, Inc., Class A(b)	378	28,195

		1,535,117

Asset Management & Custody Banks–0.33%

Ameriprise Financial, Inc.	139	47,659

Bank of New York Mellon Corp. (The)	4,614	234,760

Blackstone, Inc., Class A	937	85,080

Franklin Resources, Inc.	923	27,201

	Shares	Value
Asset Management & Custody Banks–(continued)

Northern Trust Corp.	372	$ 35,440

State Street Corp.	847	75,112

T. Rowe Price Group, Inc.	587	65,908

		571,160

Auto Parts & Equipment–0.03%

Aptiv PLC(b)	442	51,396

Automobile Manufacturers–0.41%

Ford Motor Co.	17,481	210,996

General Motors Co.	12,927	500,792

		711,788

Automotive Retail–0.31%

AutoZone, Inc.(b)	116	288,439

CarMax, Inc.(b)	356	24,578

O’Reilly Automotive, Inc.(b)	279	231,598

		544,615

Biotechnology–1.59%

AbbVie, Inc.	3,308	509,101

Amgen, Inc.	1,982	459,150

Biogen, Inc.(b)	530	143,026

BioNTech SE, ADR (Germany)	2,437	316,932

Gilead Sciences, Inc.	6,409	516,117

Incyte Corp.(b)	532	40,953

Moderna, Inc.(b)	974	135,201

Regeneron Pharmaceuticals, Inc.(b)	422	320,897

Seagen, Inc.(b)	191	34,321

Vertex Pharmaceuticals, Inc.(b)	1,068	310,030

		2,785,728

Broadcasting–0.13%

Fox Corp., Class A	4,030	141,130

Paramount Global, Class B	3,847	82,403

		223,533

Building Products–0.17%

Carrier Global Corp.	2,269	102,173

Johnson Controls International PLC	1,503	94,268

Trane Technologies PLC	495	91,560

		288,001

Cable & Satellite–0.63%

Charter Communications, Inc., Class A(b)	437	160,646

Comcast Corp., Class A	24,179	898,733

Liberty Broadband Corp., Class C(b)	365	31,635

Sirius XM Holdings, Inc.(c)	4,142	18,183

		1,109,197

Commodity Chemicals–0.17%

Dow, Inc.	3,002	171,714

LyondellBasell Industries N.V., Class A	1,319	126,611

		298,325

Communications Equipment–0.57%

Cisco Systems, Inc.	13,631	660,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Income Advantage U.S. Fund

	Shares	Value
Communications Equipment–(continued)

Motorola Solutions, Inc.	1,290	$ 339,025

		999,038

Computer & Electronics Retail–0.05%

Best Buy Co., Inc.	1,089	90,507

Construction Machinery & Heavy Trucks–0.39%

Caterpillar, Inc.	1,282	307,103

Cummins, Inc.	773	187,901

PACCAR, Inc.	2,601	187,792

		682,796

Construction Materials–0.02%

Vulcan Materials Co.	204	36,906

Consumer Electronics–0.03%

Garmin Ltd.	459	45,042

Consumer Finance–0.48%

American Express Co.	1,429	248,632

Capital One Financial Corp.	2,907	317,095

Discover Financial Services	1,133	126,896

Synchrony Financial	3,839	137,091

		829,714

Copper–0.09%

Freeport-McMoRan, Inc.	4,022	164,781

Data Processing & Outsourced Services–1.78%

Automatic Data Processing, Inc.	4,684	1,029,637

Fidelity National Information Services, Inc.	1,769	112,101

Fiserv, Inc.(b)	2,554	293,940

FleetCor Technologies, Inc.(b)	293	62,933

Global Payments, Inc.	1,148	128,806

Mastercard, Inc., Class A	1,000	355,290

Paychex, Inc.	814	89,866

PayPal Holdings, Inc.(b)	2,640	194,304

Visa, Inc., Class A(c)	3,810	837,971

		3,104,848

Distillers & Vintners–0.13%

Brown-Forman Corp., Class B	889	57,669

Constellation Brands, Inc., Class A	788	176,276

		233,945

Distributors–0.10%

Genuine Parts Co.	1,024	181,105

Diversified Support Services–0.10%

Cintas Corp.	247	108,302

Copart, Inc.(b)	1,033	72,785

		181,087

Drug Retail–0.07%

Walgreens Boots Alliance, Inc.	3,570	126,842

Electric Utilities–1.37%

American Electric Power Co., Inc.	3,048	268,133

Avangrid, Inc.	516	20,139

Duke Energy Corp.	4,078	384,392

Edison International	1,869	123,747

Entergy Corp.	726	74,684

	Shares	Value
Electric Utilities–(continued)

Eversource Energy	1,377	$ 103,771

Exelon Corp.	3,231	130,500

FirstEnergy Corp.	2,785	110,119

NextEra Energy, Inc.	5,380	382,141

PG&E Corp.(b)	10,699	167,118

PPL Corp.	7,962	215,531

Southern Co. (The)	3,815	240,574

Xcel Energy, Inc.	2,775	179,182

		2,400,031

Electrical Components & Equipment–0.18%

AMETEK, Inc.	503	71,205

Eaton Corp. PLC	949	166,008

Emerson Electric Co.	866	71,627

		308,840

Electronic Components–0.14%

Amphenol Corp., Class A	2,518	195,195

Corning, Inc.	1,532	52,012

		247,207

Electronic Equipment & Instruments–0.06%

Keysight Technologies, Inc.(b)	639	102,214

Electronic Manufacturing Services–0.07%

TE Connectivity Ltd.	927	118,026

Environmental & Facilities Services–0.34%

Republic Services, Inc.	1,179	152,008

Waste Connections, Inc.	978	130,974

Waste Management, Inc.	2,058	308,206

		591,188

Fertilizers & Agricultural Chemicals–0.09%

Corteva, Inc.	2,472	153,981

Financial Exchanges & Data–0.33%

CME Group, Inc., Class A	870	161,263

Intercontinental Exchange, Inc.	916	93,249

Moody’s Corp.	208	60,351

MSCI, Inc.	116	60,569

Nasdaq, Inc.	1,533	85,940

S&P Global, Inc.	358	122,150

		583,522

Food Distributors–0.03%

Sysco Corp.	605	45,115

Food Retail–0.13%

Kroger Co. (The)	5,242	226,140

General Merchandise Stores–0.21%

Dollar General Corp.	1,480	320,124

Dollar Tree, Inc.(b)	329	47,797

		367,921

Gold–0.03%

Newmont Corp.	1,019	44,439

Health Care Distributors–0.23%

AmerisourceBergen Corp.	464	72,180

Cardinal Health, Inc.	843	63,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Income Advantage U.S. Fund

	Shares	Value
Health Care Distributors–(continued)

McKesson Corp.	743	$ 259,909

		395,912

Health Care Equipment–0.94%

Abbott Laboratories	6,682	679,693

Baxter International, Inc.	894	35,715

Becton, Dickinson and Co.	531	124,546

Boston Scientific Corp.(b)	2,453	114,604

DexCom, Inc.(b)	664	73,711

IDEXX Laboratories, Inc.(b)	91	43,065

Medtronic PLC	4,456	368,957

ResMed, Inc.	220	46,860

Stryker Corp.	334	87,802

Zimmer Biomet Holdings, Inc.	582	72,092

		1,647,045

Health Care Facilities–0.08%

HCA Healthcare, Inc.	606	147,531

Health Care REITs–0.06%

Healthpeak Properties, Inc.	1,375	33,082

Ventas, Inc.	501	24,374

Welltower, Inc.	615	45,584

		103,040

Health Care Services–0.79%

Cigna Group (The)	1,863	544,182

CVS Health Corp.	8,303	693,633

Laboratory Corp. of America Holdings	279	66,781

Quest Diagnostics, Inc.	582	80,526

		1,385,122

Home Improvement Retail–0.69%

Home Depot, Inc. (The)	2,771	821,712

Lowe’s Cos., Inc.	1,874	385,576

		1,207,288

Homebuilding–0.17%

D.R. Horton, Inc.	1,479	136,778

Lennar Corp., Class A	1,651	159,718

		296,496

Hotels, Resorts & Cruise Lines–0.19%

Airbnb, Inc., Class A(b)	583	71,872

Booking Holdings, Inc.(b)	74	186,776

Expedia Group, Inc.(b)	595	64,837

		323,485

Household Products–0.95%

Church & Dwight Co., Inc.	490	41,052

Clorox Co. (The)	387	60,155

Colgate-Palmolive Co.	4,109	301,190

Kimberly-Clark Corp.	743	92,912

Procter & Gamble Co. (The)	8,527	1,172,974

		1,668,283

Hypermarkets & Super Centers–0.87%

Costco Wholesale Corp.	1,529	740,311

Walmart, Inc.	5,487	779,868

		1,520,179

	Shares	Value
Industrial Conglomerates–0.36%

3M Co.	2,146	$ 231,210

Honeywell International, Inc.	2,089	400,002

		631,212

Industrial Gases–0.45%

Air Products and Chemicals, Inc.	590	168,728

Linde PLC (United Kingdom)	1,786	622,189

		790,917

Industrial Machinery–0.30%

Dover Corp.	347	52,015

Fortive Corp.	1,259	83,925

Illinois Tool Works, Inc.	763	177,901

Otis Worldwide Corp.	1,235	104,506

Parker-Hannifin Corp.	294	103,444

		521,791

Industrial REITs–0.07%

Prologis, Inc.	969	119,575

Insurance Brokers–0.56%

Aon PLC, Class A	925	281,246

Arthur J. Gallagher & Co.	1,066	199,715

Marsh & McLennan Cos., Inc.	2,423	392,865

Willis Towers Watson PLC	469	109,915

		983,741

Integrated Oil & Gas–1.98%

Chevron Corp.	5,701	916,550

Exxon Mobil Corp.	20,435	2,246,011

Occidental Petroleum Corp.	5,134	300,647

		3,463,208

Integrated Telecommunication Services–1.95%

AT&T, Inc.	85,688	1,620,360

Verizon Communications, Inc.	46,090	1,788,753

		3,409,113

Interactive Home Entertainment–0.38%

Activision Blizzard, Inc.	5,044	384,605

Electronic Arts, Inc.	2,510	278,459

		663,064

Interactive Media & Services–3.17%

Alphabet, Inc., Class A(b)	36,023	3,244,233

Meta Platforms, Inc., Class A(b)	12,650	2,212,991

Pinterest, Inc., Class A(b)	3,544	88,990

		5,546,214

Internet & Direct Marketing Retail–0.74%

Amazon.com, Inc.(b)	12,338	1,162,610

eBay, Inc.	1,533	70,364

MercadoLibre, Inc. (Brazil)(b)	53	64,660

		1,297,634

Internet Services & Infrastructure–0.08%

Akamai Technologies, Inc.(b)	754	54,741

VeriSign, Inc.(b)	440	86,605

		141,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Income Advantage U.S. Fund

	Shares	Value
Investment Banking & Brokerage–0.28%

Goldman Sachs Group, Inc. (The)	1,005	$ 353,408

Morgan Stanley	1,357	130,951

		484,359

IT Consulting & Other Services–0.84%

Accenture PLC, Class A	1,409	374,160

Cognizant Technology Solutions Corp., Class A	1,343	84,112

International Business Machines Corp.	7,841	1,013,841

		1,472,113

Life & Health Insurance–0.20%

Aflac, Inc.	1,377	93,842

MetLife, Inc.	1,851	132,772

Principal Financial Group, Inc.	912	81,679

Prudential Financial, Inc.	392	39,200

		347,493

Life Sciences Tools & Services–0.52%

Agilent Technologies, Inc.	798	113,292

Danaher Corp.	1,029	254,708

IQVIA Holdings, Inc.(b)	190	39,609

Mettler-Toledo International, Inc.(b)	52	74,553

Thermo Fisher Scientific, Inc.	734	397,652

Waters Corp.(b)	77	23,939

		903,753

Managed Health Care–1.45%

Centene Corp.(b)	2,384	163,066

Elevance Health, Inc.	1,059	497,380

Humana, Inc.	696	344,534

UnitedHealth Group, Inc.	3,206	1,525,864

		2,530,844

Movies & Entertainment–0.13%

Liberty Media Corp.-Liberty Formula One, Class C(b)	1,132	76,829

Warner Bros Discovery, Inc.(b)	9,101	142,157

		218,986

Multi-line Insurance–0.16%

American International Group, Inc.	2,920	178,441

Hartford Financial Services Group, Inc. (The)	1,281	100,277

		278,718

Multi-Sector Holdings–0.78%

Berkshire Hathaway, Inc., Class B(b)	4,483	1,368,122

Multi-Utilities–0.57%

Ameren Corp.	1,193	98,673

CMS Energy Corp.	848	50,007

Consolidated Edison, Inc.	2,413	215,601

Dominion Energy, Inc.	2,650	147,393

DTE Energy Co.	923	101,262

Public Service Enterprise Group, Inc.	1,542	93,183

Sempra Energy	977	146,511

WEC Energy Group, Inc.	1,662	147,353

		999,983

	Shares	Value
Office REITs–0.11%

Alexandria Real Estate Equities, Inc.	1,042	$ 156,071

Boston Properties, Inc.	566	37,061

		193,132

Oil & Gas Equipment & Services–0.06%

Baker Hughes Co., Class A	1,555	47,583

Schlumberger Ltd.	1,089	57,946

		105,529

Oil & Gas Exploration & Production–0.69%

ConocoPhillips	4,808	496,907

Coterra Energy, Inc.	4,219	105,348

Devon Energy Corp.	1,740	93,821

Diamondback Energy, Inc.	632	88,847

EOG Resources, Inc.	1,255	141,840

Hess Corp.	811	109,242

Pioneer Natural Resources Co.	837	167,743

		1,203,748

Oil & Gas Refining & Marketing–0.56%

Marathon Petroleum Corp.	3,991	493,287

Phillips 66	2,194	225,017

Valero Energy Corp.	2,030	267,412

		985,716

Oil & Gas Storage & Transportation–0.19%

Cheniere Energy, Inc.	725	114,072

Kinder Morgan, Inc.	7,553	128,854

Williams Cos., Inc. (The)	2,674	80,487

		323,413

Packaged Foods & Meats–0.84%

Campbell Soup Co.	1,234	64,810

Conagra Brands, Inc.	1,604	58,402

General Mills, Inc.	3,936	312,951

Hershey Co. (The)	833	198,521

Hormel Foods Corp.	2,055	91,201

JM Smucker Co. (The)	687	101,601

Kellogg Co.	2,143	141,309

Kraft Heinz Co. (The)	4,161	162,029

Mondelez International, Inc., Class A	3,151	205,382

Tyson Foods, Inc., Class A	2,110	124,996

		1,461,202

Paper Packaging–0.08%

Amcor PLC	5,945	66,228

International Paper Co.	1,770	64,410

		130,638

Personal Products–0.03%

Estee Lauder Cos., Inc. (The), Class A	214	52,013

Pharmaceuticals–3.11%

Bristol-Myers Squibb Co.	8,838	609,468

Eli Lilly and Co.	3,747	1,166,141

Johnson & Johnson	8,183	1,254,127

Merck & Co., Inc.	13,938	1,480,773

Pfizer, Inc.	19,012	771,317

Royalty Pharma PLC, Class A	1,436	51,481

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Income Advantage U.S. Fund

	Shares	Value
Pharmaceuticals–(continued)

Zoetis, Inc.	570	$ 95,190

		5,428,497

Property & Casualty Insurance–0.75%

Allstate Corp. (The)	1,490	191,882

Chubb Ltd.	1,647	347,550

Markel Corp.(b)	36	47,875

Progressive Corp. (The)	3,238	464,718

Travelers Cos., Inc. (The)	1,401	259,353

		1,311,378

Railroads–0.43%

CSX Corp.	7,703	234,864

Norfolk Southern Corp.	744	167,266

Union Pacific Corp.	1,706	353,620

		755,750

Real Estate Services–0.05%

CBRE Group, Inc., Class A(b)	986	83,948

Regional Banks–0.25%

Fifth Third Bancorp	879	31,908

KeyCorp	2,470	45,176

M&T Bank Corp.	379	58,855

PNC Financial Services Group, Inc. (The)	443	69,959

Regions Financial Corp.	2,176	50,744

SVB Financial Group(b)	172	49,555

Truist Financial Corp.	2,823	132,540

		438,737

Research & Consulting Services–0.14%

CoStar Group, Inc.(b)	3,502	247,451

Residential REITs–0.10%

AvalonBay Communities, Inc.	399	68,836

Equity Residential	997	62,332

Essex Property Trust, Inc.	182	41,507

		172,675

Restaurants–0.83%

Chipotle Mexican Grill, Inc.(b)	73	108,849

McDonald’s Corp.	3,606	951,659

Starbucks Corp.	2,842	290,140

Yum! Brands, Inc.	804	102,237

		1,452,885

Retail REITs–0.09%

Realty Income Corp.	1,835	117,348

Simon Property Group, Inc.	328	40,046

		157,394

Semiconductor Equipment–0.40%

Applied Materials, Inc.	2,274	264,125

Enphase Energy, Inc.(b)	472	99,370

KLA Corp.	426	161,616

Lam Research Corp.	366	177,880

		702,991

Semiconductors–2.53%

Advanced Micro Devices, Inc.(b)	2,035	159,910

Analog Devices, Inc.	3,609	662,143

	Shares	Value
Semiconductors–(continued)

Broadcom, Inc.	1,506	$ 895,001

GLOBALFOUNDRIES, Inc.(b)	600	39,204

Microchip Technology, Inc.	951	77,059

Micron Technology, Inc.	4,452	257,415

NVIDIA Corp.	1,875	435,300

ON Semiconductor Corp.(b)	3,665	283,708

QUALCOMM, Inc.	2,973	367,255

Skyworks Solutions, Inc.	556	62,033

Texas Instruments, Inc.	6,882	1,179,919

		4,418,947

Soft Drinks–0.91%

Coca-Cola Co. (The)	8,959	533,150

Keurig Dr Pepper, Inc.	3,313	114,464

Monster Beverage Corp.(b)	872	88,735

PepsiCo, Inc.	4,914	852,726

		1,589,075

Specialized REITs–0.69%

American Tower Corp.	804	159,200

Crown Castle, Inc.	1,146	149,840

Digital Realty Trust, Inc.	840	87,553

Equinix, Inc.	226	155,549

Extra Space Storage, Inc.	417	68,659

Public Storage	478	142,898

SBA Communications Corp., Class A	508	131,750

VICI Properties, Inc.	5,368	179,989

Weyerhaeuser Co.	4,249	132,781

		1,208,219

Specialty Chemicals–0.15%

Albemarle Corp.	493	125,375

Celanese Corp.	369	42,889

DuPont de Nemours, Inc.	1,302	95,085

		263,349

Specialty Stores–0.09%

Ulta Beauty, Inc.(b)	287	148,896

Steel–0.34%

Nucor Corp.	3,593	601,612

Systems Software–2.47%

Crowdstrike Holdings, Inc., Class A(b)	962	116,104

Fortinet, Inc.(b)	1,039	61,758

Gen Digital, Inc.	943	18,398

Microsoft Corp.	10,464	2,609,929

Oracle Corp.	11,344	991,466

Palo Alto Networks, Inc.(b)(c)	1,896	357,149

ServiceNow, Inc.(b)	236	101,992

VMware, Inc., Class A(b)	562	61,893

		4,318,689

Technology Hardware, Storage & Peripherals–1.11%

Apple, Inc.	11,327	1,669,713

Hewlett Packard Enterprise Co.	5,289	82,561

HP, Inc.	3,255	96,088

NetApp, Inc.	382	24,658

Seagate Technology Holdings PLC	633	40,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Income Advantage U.S. Fund

	Shares	Value
Technology Hardware, Storage & Peripherals–(continued)

Western Digital Corp.(b)	663	$ 25,512

		1,939,399

Tobacco–0.55%

Altria Group, Inc.	10,788	500,887

Philip Morris International, Inc. (Switzerland)	4,792	466,261

		967,148

Trading Companies & Distributors–0.11%

Fastenal Co.	1,843	95,025

W.W. Grainger, Inc.	142	94,917

		189,942

Trucking–0.11%

Old Dominion Freight Line, Inc.	579	196,432

Water Utilities–0.04%

American Water Works Co., Inc.	526	73,840

Wireless Telecommunication Services–0.42%

T-Mobile US, Inc.(b)(c)	5,164	734,217

Total Common Stocks & Other Equity Interests

(Cost $89,992,307)		90,461,429

	Principal Amount
Equity Linked Notes–30.59%
Diversified Banks–21.89%
Bank of Montreal (S&P 500® Index) (Canada),

22.93%, 03/23/2023(d)	$3,974,000	3,773,979

25.94%, 04/04/2023(d)	3,951,000	3,875,343
BNP Paribas Issuance B.V. (S&P 500® Index) (France),

24.50%, 03/09/2023(d)	3,949,000	3,890,696

22.63%, 03/13/2023(d)	3,922,000	3,787,471
Canadian Imperial Bank of Commerce (S&P 500® Index) (Canada),

23.25%, 03/02/2023(d)	3,846,000	3,913,121

22.95%, 04/12/2023(d)	3,933,000	3,853,526

Citigroup Global Markets Holdings, Inc. (S&P 500® Index), 22.23%, 03/31/2023(d)	4,048,000	3,847,239

Citigroup Inc. (S&P 500® Index), 22.72%, 03/29/2023(d)	3,996,000	3,752,876

JPMorgan Chase & Co. (S&P 500® Index), 21.85%, 03/17/2023(d)	4,009,000	3,721,797

Royal Bank of Canada (S&P 500® Index) (Canada), 20.83%, 03/15/2023(d)	3,964,000	3,831,701

		38,247,749

Investment Abbreviations:

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

	Principal Amount	Value
Diversified Capital Markets–2.16%
Credit Suisse AG (S&P 500® Index) (Switzerland), 24.00%, 03/27/2023(d)	$3,957,000	$3,779,158

Investment Banking & Brokerage–6.54%
Goldman Sachs Group, Inc. (The) (S&P 500® Index), 22.27%, 04/10/2023(d)	3,920,000	3,784,334

Nomura Holdings, Inc. (S&P 500® Index) (Japan),
21.95%, 03/07/2023(d)	3,923,000	3,873,115

21.97%, 03/21/2023(d)	3,965,000	3,772,200

		11,429,649

Total Equity Linked Notes (Cost $55,357,000)		53,456,556

	Shares
Money Market Funds–21.73%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f)	13,352,125	13,352,125

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(e)(f)	9,360,592	9,362,464

Invesco Treasury Portfolio, Institutional Class, 4.50%(e)(f)	15,259,571	15,259,571

Total Money Market Funds (Cost $37,971,586)		37,974,160

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-104.08% (Cost $183,320,893)		181,892,145

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.12%
Invesco Private Government Fund, 4.58%(e)(f)(g)	550,213	550,213

Invesco Private Prime Fund, 4.83%(e)(f)(g)	1,414,549	1,414,832

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,965,045)		1,965,045

TOTAL INVESTMENTS IN SECURITIES–105.20% (Cost $185,285,938)		183,857,190

OTHER ASSETS LESS LIABILITIES–(5.20)%		(9,081,815)

NET ASSETS–100.00%		$174,775,375

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Income Advantage U.S. Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $53,456,556, which represented 30.59% of the Fund’s Net Assets.

(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,724,904	$12,746,793	$(12,119,572)	$ -	$ -	$13,352,125	$221,653
Invesco Liquid Assets Portfolio, Institutional Class	8,914,335	9,104,853	(8,656,838)	(634)	748	9,362,464	160,552
Invesco Treasury Portfolio, Institutional Class	14,542,747	14,567,764	(13,850,940)	-	-	15,259,571	253,020
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	578,617	16,789,444	(16,817,848)	-	-	550,213	21,511*
Invesco Private Prime Fund	1,487,872	38,996,855	(39,070,198)	-	303	1,414,832	59,833*
Total	$38,248,475	$92,205,709	$(90,515,396)	$(634)	$1,051	$39,939,205	$716,569

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Financials	34.70%

Information Technology	10.93

Health Care	8.71

Communication Services	6.90

Consumer Staples	4.65

Industrials	4.34

Consumer Discretionary	4.06

Energy	3.48

Other Sectors, Each Less than 2% of Net Assets	4.58

Money Market Funds Plus Other Assets Less Liabilities	17.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Income Advantage U.S. Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $ 145,349,307)*	$143,917,985

Investments in affiliated money market funds, at value (Cost $ 39,936,631)	39,939,205

Cash	17,354

Receivable for:
Fund shares sold	41,544

Dividends	310,524

Interest	594,042

Investment for trustee deferred compensation and retirement plans	89,264

Other assets	41,951

Total assets	184,951,869

Liabilities:
Payable for:
Investments purchased	7,853,000

Fund shares reacquired	95,989

Collateral upon return of securities loaned	1,965,045

Accrued fees to affiliates	94,124

Accrued trustees’ and officers’ fees and benefits	1,126

Accrued other operating expenses	70,784

Trustee deferred compensation and retirement plans	96,426

Total liabilities	10,176,494

Net assets applicable to shares outstanding	$174,775,375

Net assets consist of:
Shares of beneficial interest	$200,553,841

Distributable earnings (loss)	(25,778,466)

$174,775,375

Net Assets:
Class A	$121,860,482

Class C	$2,668,882

Class R	$530,257

Class Y	$8,255,735

Investor Class	$30,895,227

Class R5	$10,535,676

Class R6	$29,116

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	13,143,776

Class C	293,182

Class R	57,485

Class Y	886,396

Investor Class	3,319,353

Class R5	1,129,962

Class R6	3,123

Class A:
Net asset value per share	$9.27

Maximum offering price per share (Net asset value of $9.27 ÷ 94.50%)	$9.81

Class C:
Net asset value and offering price per share	$9.10

Class R:
Net asset value and offering price per share	$9.22

Class Y:
Net asset value and offering price per share	$9.31

Investor Class:
Net asset value and offering price per share	$9.31

Class R5:
Net asset value and offering price per share	$9.32

Class R6:
Net asset value and offering price per share	$9.32

*	At February 28, 2023, securities with an aggregate value of $1,913,313 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Income Advantage U.S. Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest	$5,556,583

Dividends (net of foreign withholding taxes of $67)	947,037

Dividends from affiliated money market funds (includes net securities lending income of $4,327)	639,552

Total investment income	7,143,172

Expenses:
Advisory fees	518,059

Administrative services fees	12,066

Custodian fees	4,552

Distribution fees:
Class A	152,211

Class C	13,709

Class R	1,234

Investor Class	36,689

Transfer agent fees – A, C, R, Y and Investor	145,140

Transfer agent fees – R5	1,592

Transfer agent fees – R6	4

Trustees’ and officers’ fees and benefits	7,472

Registration and filing fees	51,134

Reports to shareholders	12,508

Professional services fees	23,621

Other	5,840

Total expenses	985,831

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(104,019)

Net expenses	881,812

Net investment income	6,261,360

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(7,802,901)

Affiliated investment securities	1,051

(7,801,850)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,841,435

Affiliated investment securities	(634)

Foreign currencies	3

3,840,804

Net realized and unrealized gain (loss)	(3,961,046)

Net increase in net assets resulting from operations	$2,300,314

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Income Advantage U.S. Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:
Net investment income	$6,261,360	$10,889,426

Net realized gain (loss)	(7,801,850)	(17,402,532)

Change in net unrealized appreciation (depreciation)	3,840,804	(13,263,143)

Net increase (decrease) in net assets resulting from operations	2,300,314	(19,776,249)

Distributions to shareholders from distributable earnings:
Class A	(4,172,441)	(21,961,088)

Class C	(83,465)	(511,479)

Class R	(16,359)	(87,565)

Class Y	(284,754)	(1,299,283)

Investor Class	(1,011,611)	(5,427,106)

Class R5	(368,332)	(1,794,930)

Class R6	(1,023)	(5,414)

Total distributions from distributable earnings	(5,937,985)	(31,086,865)

Share transactions–net:
Class A	(685,582)	10,520,938

Class C	(216,506)	71,260

Class R	47,682	(50,163)

Class Y	155,445	2,073,118

Investor Class	1,384,913	2,072,402

Class R5	351,378	1,583,561

Class R6	697	942

Net increase in net assets resulting from share transactions	1,038,027	16,272,058

Net increase (decrease) in net assets	(2,599,644)	(34,591,056)

Net assets:
Beginning of period	177,375,019	211,966,075

End of period	$174,775,375	$177,375,019

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Income Advantage U.S. Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$9.46	$0.33	$(0.20)	$0.13	$(0.32)	$-	$(0.32)	$9.27	1.40%	$121,860	1.04	%(d)	1.16	%(d)	7.23	%(d)	18%
Year ended 08/31/22	12.29	0.59	(1.64)	(1.05)	(0.59)	(1.19)	(1.78)	9.46	(9.88)	125,096	1.05		1.14		5.52		44
Year ended 08/31/21	10.24	0.13	2.07	2.20	(0.15)	-	(0.15)	12.29	21.70	150,436	1.16		1.17		1.15		143
Year ended 08/31/20	10.43	0.17	(0.20)	(0.03)	(0.16)	-	(0.16)	10.24	(0.15)	136,770	1.18		1.18		1.63		122
Year ended 08/31/19	12.13	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.43	(11.34)	153,641	1.18		1.18		1.54		117
Year ended 08/31/18	10.86	0.15	1.31	1.46	(0.19)	-	(0.19)	12.13	13.57	175,074	1.21		1.21		1.35		119
Class C
Six months ended 02/28/23	9.29	0.29	(0.20)	0.09	(0.28)	-	(0.28)	9.10	0.98	2,669	1.79	(d)	1.91	(d)	6.48	(d)	18
Year ended 08/31/22	12.07	0.51	(1.61)	(1.10)	(0.49)	(1.19)	(1.68)	9.29	(10.51)	2,942	1.80		1.89		4.77		44
Year ended 08/31/21	10.06	0.04	2.04	2.08	(0.07)	-	(0.07)	12.07	20.74	3,748	1.91		1.92		0.40		143
Year ended 08/31/20	10.24	0.09	(0.19)	(0.10)	(0.08)	-	(0.08)	10.06	(0.87)	4,001	1.93		1.93		0.88		122
Year ended 08/31/19	11.92	0.09	(1.53)	(1.44)	(0.04)	(0.20)	(0.24)	10.24	(12.05)	4,627	1.93		1.93		0.79		117
Year ended 08/31/18	10.68	0.07	1.27	1.34	(0.10)	-	(0.10)	11.92	12.64	24,319	1.96		1.96		0.60		119
Class R
Six months ended 02/28/23	9.41	0.32	(0.21)	0.11	(0.30)	-	(0.30)	9.22	1.27	530	1.29	(d)	1.42	(d)	6.98	(d)	18
Year ended 08/31/22	12.23	0.57	(1.64)	(1.07)	(0.56)	(1.19)	(1.75)	9.41	(10.13)	492	1.30		1.39		5.27		44
Year ended 08/31/21	10.19	0.10	2.06	2.16	(0.12)	-	(0.12)	12.23	21.39	691	1.41		1.42		0.90		143
Year ended 08/31/20	10.38	0.14	(0.19)	(0.05)	(0.14)	-	(0.14)	10.19	(0.42)	565	1.43		1.43		1.38		122
Year ended 08/31/19	12.07	0.14	(1.53)	(1.39)	(0.10)	(0.20)	(0.30)	10.38	(11.54)	526	1.43		1.43		1.29		117
Year ended 08/31/18	10.81	0.13	1.29	1.42	(0.16)	-	(0.16)	12.07	13.25	271	1.46		1.46		1.10		119
Class Y
Six months ended 02/28/23	9.51	0.35	(0.22)	0.13	(0.33)	-	(0.33)	9.31	1.43	8,256	0.79	(d)	0.91	(d)	7.48	(d)	18
Year ended 08/31/22	12.35	0.62	(1.64)	(1.02)	(0.63)	(1.19)	(1.82)	9.51	(9.61)	8,271	0.80		0.89		5.77		44
Year ended 08/31/21	10.29	0.15	2.08	2.23	(0.17)	-	(0.17)	12.35	22.00	8,370	0.91		0.92		1.40		143
Year ended 08/31/20	10.48	0.19	(0.19)	0.00	(0.19)	-	(0.19)	10.29	0.12	7,344	0.93		0.93		1.88		122
Year ended 08/31/19	12.19	0.20	(1.55)	(1.35)	(0.16)	(0.20)	(0.36)	10.48	(11.14)	8,322	0.93		0.93		1.79		117
Year ended 08/31/18	10.91	0.18	1.32	1.50	(0.22)	-	(0.22)	12.19	13.89	10,450	0.96		0.96		1.60		119
Investor Class
Six months ended 02/28/23	9.50	0.33	(0.20)	0.13	(0.32)	-	(0.32)	9.31	1.41	30,895	1.04	(d)	1.16	(d)	7.23	(d)	18
Year ended 08/31/22	12.33	0.60	(1.64)	(1.04)	(0.60)	(1.19)	(1.79)	9.50	(9.82)	30,152	1.05		1.14		5.52		44
Year ended 08/31/21	10.28	0.13	2.07	2.20	(0.15)	-	(0.15)	12.33	21.61	36,982	1.16		1.17		1.15		143
Year ended 08/31/20	10.47	0.17	(0.20)	(0.03)	(0.16)	-	(0.16)	10.28	(0.14)	33,343	1.18		1.18		1.63		122
Year ended 08/31/19	12.17	0.17	(1.54)	(1.37)	(0.13)	(0.20)	(0.33)	10.47	(11.30)	36,647	1.18		1.18		1.54		117
Year ended 08/31/18	10.90	0.16	1.30	1.46	(0.19)	-	(0.19)	12.17	13.53	47,454	1.21		1.21		1.35		119
Class R5
Six months ended 02/28/23	9.52	0.35	(0.22)	0.13	(0.33)	-	(0.33)	9.32	1.47	10,536	0.75	(d)	0.77	(d)	7.52	(d)	18
Year ended 08/31/22	12.36	0.63	(1.64)	(1.01)	(0.64)	(1.19)	(1.83)	9.52	(9.55)	10,393	0.76		0.77		5.81		44
Year ended 08/31/21	10.30	0.18	2.08	2.26	(0.20)	-	(0.20)	12.36	22.23	11,702	0.72		0.72		1.59		143
Year ended 08/31/20	10.50	0.21	(0.20)	0.01	(0.21)	-	(0.21)	10.30	0.26	9,498	0.74		0.74		2.07		122
Year ended 08/31/19	12.21	0.22	(1.56)	(1.34)	(0.17)	(0.20)	(0.37)	10.50	(10.96)	11,073	0.75		0.75		1.97		117
Year ended 08/31/18	10.93	0.20	1.32	1.52	(0.24)	-	(0.24)	12.21	14.06	12,374	0.79		0.79		1.77		119
Class R6
Six months ended 02/28/23	9.51	0.35	(0.21)	0.14	(0.33)	-	(0.33)	9.32	1.57	29	0.75	(d)	0.77	(d)	7.52	(d)	18
Year ended 08/31/22	12.36	0.63	(1.65)	(1.02)	(0.64)	(1.19)	(1.83)	9.51	(9.64)	29	0.76		0.77		5.81		44
Year ended 08/31/21	10.30	0.17	2.09	2.26	(0.20)	-	(0.20)	12.36	22.23	37	0.72		0.72		1.59		143
Year ended 08/31/20	10.49	0.21	(0.19)	0.02	(0.21)	-	(0.21)	10.30	0.35	107	0.73		0.73		2.08		122
Year ended 08/31/19	12.20	0.22	(1.55)	(1.33)	(0.18)	(0.20)	(0.38)	10.49	(10.96)	1,317	0.73		0.73		1.99		117
Year ended 08/31/18	10.93	0.21	1.30	1.51	(0.24)	-	(0.24)	12.20	14.00	1,301	0.75		0.75		1.81		119

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Income Advantage U.S. Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Income Advantage U.S. Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is income and long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

15	Invesco Income Advantage U.S. Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Equity-Linked Notes – The Fund may invest in Equity-Linked Notes (ELNs). ELNs are hybrid derivative-type instruments, in a single note form, that are specially designed to combine the characteristics of one or more reference securities (such as a single stock, an exchange traded fund, exchange-traded note, or an index or basket of securities (underlying securities)) and a related equity derivative, such as a put or call option. Generally, when purchasing an ELN, the Fund pays the counterparty the current value of the underlying securities plus a commission. Upon the maturity of the note, the Fund generally receives the par value of the note plus a return based on the appreciation of the underlying securities. Investments in ELNs possess the risks associated with the underlying securities, such as management risk, market risk and, as applicable, foreign securities and currency risks. In addition, as a note, ELNs are also subject to certain debt securities risks, such as interest rate and credit risk. An investment in an ELN also bears the risk that the ELN issuer will default or become bankrupt. In such an event, the Fund may have difficulty being repaid, or fail to be repaid, the principal amount of, or income from, its investment. As the holder of an ELN, the Fund generally has no rights to the underlying securities, including no voting rights or rights to receive dividends. Should the prices of the underlying securities move in an unexpected manner, the Fund may not achieve the anticipated benefits of its ELN investments, and it may realize losses, which could be significant and could include the Fund’s entire principal investment.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower

16	Invesco Income Advantage U.S. Fund

did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $ 250 million	0.600%

Next $250 million	0.575%

Next $500 million	0.550%

Next $1.5 billion	0.525%

Next $2.5 billion	0.500%

Next $2.5 billion	0.475%

Next $2.5 billion	0.450%

Over $10 billion	0.425%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares to 1.06%, 1.81%, 1.31%, 0.81%, 1.06%, 0.81% and 0.81%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $19,189 and reimbursed class level expenses of $60,358, $1,352, $246, $3,986, $14,590, $0 and $0 of Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares, 0.50% of the average daily net assets of Class R shares, and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including

17	Invesco Income Advantage U.S. Fund

asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $2,023 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2023, the Fund incurred $2,378 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$90,461,429	$-	$-	$90,461,429

Equity Linked Notes	-	53,456,556	-	53,456,556

Money Market Funds	37,974,160	1,965,045	-	39,939,205

Total Investments	$128,435,589	$55,421,601	$-	$183,857,190

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,298.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

18	Invesco Income Advantage U.S. Fund

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$17,159,743	$-	$17,159,743

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $16,998,450 and $20,368,477, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$7,105,260

Aggregate unrealized (depreciation) of investments	(8,861,617)

Net unrealized appreciation (depreciation) of investments	$(1,756,357)

Cost of investments for tax purposes is $185,613,547.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	259,432	$2,449,739	383,872	$3,973,992

Class C	35,460	325,814	43,257	442,552

Class R	5,484	50,698	14,716	164,345

Class Y	69,703	651,325	250,812	2,700,981

Investor Class	307,439	2,927,527	53,761	596,971

Class R5	-	-	144	1,721

Class R6	-	-	1	12

Issued as reinvestment of dividends:
Class A	408,681	3,769,426	1,822,292	19,819,673

Class C	8,602	77,898	44,780	478,549

Class R	1,749	16,053	7,926	85,805

Class Y	25,145	233,030	99,278	1,081,056

Investor Class	104,877	971,409	478,585	5,224,624

Class R5	39,463	366,126	163,737	1,789,828

Class R6	76	709	91	930

Automatic conversion of Class C shares to Class A shares:
Class A	16,058	149,685	24,145	265,210

Class C	(16,349)	(149,685)	(24,578)	(265,210)

Reacquired:
Class A	(761,393)	(7,054,432)	(1,251,347)	(13,537,937)

Class C	(51,171)	(470,533)	(57,295)	(584,631)

Class R	(2,032)	(19,069)	(26,880)	(300,313)

Class Y	(78,547)	(728,910)	(157,895)	(1,708,919)

Investor Class	(267,162)	(2,514,023)	(356,873)	(3,749,193)

Class R5	(1,652)	(14,748)	(18,499)	(207,988)

Class R6	(1)	(12)	-	-

Net increase in share activity	103,862	$1,038,027	1,494,030	$16,272,058

(a)	6% of the outstanding shares of the Fund are owned by the Adviser.

19	Invesco Income Advantage U.S. Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,015.10	$5.20	$1,019.64	$5.21	1.04%
Class C	1,000.00	1,010.90	8.92	1,015.92	8.95	1.79
Class R	1,000.00	1,013.80	6.44	1,018.40	6.46	1.29
Class Y	1,000.00	1,015.40	3.95	1,020.88	3.96	0.79
Investor Class	1,000.00	1,014.10	5.19	1,019.64	5.21	1.04
Class R5	1,000.00	1,015.70	3.75	1,021.08	3.76	0.75
Class R6	1,000.00	1,016.80	3.75	1,021.08	3.76	0.75

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20	Invesco Income Advantage U.S. Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	LVEY-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Master Loan Fund

Nasdaq:

R6: MLNFX

2	Fund Performance
4	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
30	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Total returns, 8/31/22 to 2/28/23, at net asset value (NAV).

Class R6 Shares	3.37%
JP Morgan Leveraged Loan Index▼	4.01
Credit Suisse Leveraged Loan Index▼	3.33

Source(s): ▼Bloomberg LP

The JP Morgan Leveraged Loan Index tracks the performance of the US-dollar-denominated senior floating rate bank loans.
The Credit Suisse Leveraged Loan Index represents tradable, senior-secured US-dollar-denominated, noninvestment-grade loans.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Master Loan Fund

Average Annual Total Returns
As of 2/28/23

Class R6 Shares
Inception (10/31/07)	4.00%
10 Years	3.17
5 Years	1.31
1 Year	2.87

Effective May 24, 2019, Class A shares of the Oppenheimer Master Loan Fund LLC, (the predecessor fund), were reorganized into Class R6 shares of the Invesco Oppenheimer Master Loan Fund. The Fund was subsequently renamed the Invesco Master Loan Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class R6 shares are those for Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Master Loan Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Variable Rate Senior Loan Interests–77.98%(b)(c)
Aerospace & Defense–3.45%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.)
Incremental Term Loan B-2 (1 mo. TSFR + 3.75%)	8.37%	07/01/2029	$	266	$266,245

Term Loan (1 mo. USD LIBOR + 2.50%)	7.13%	06/07/2028		511	507,371

Castlelake Aviation Ltd.
Term Loan (3 mo. USD LIBOR + 2.75%)	7.52%	10/22/2026		719	713,711

Term Loan(d)	–	10/22/2027		132	131,177

Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	8.22%	04/08/2026		581	569,812

Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	8.12%	04/08/2026		312	306,350

Gogo Intermediate Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	8.70%	04/30/2028		103	102,976

Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. TSFR + 4.35%)	0.00%	06/21/2029		113	112,093

Term Loan B (3 mo. TSFR + 4.25%)	8.93%	06/21/2029		244	242,868

KKR Apple Bidco LLC
First Lien Term Loan (1 mo. TSFR + 2.75%)	7.38%	09/22/2028		813	809,455

First Lien Term Loan (1 mo. TSFR + 4.00%)	8.62%	09/22/2028		133	133,252

Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	10.38%	09/21/2029		73	71,173

Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.65%	02/01/2029		434	426,452

Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. TSFR + 4.00%)	8.58%	09/13/2029		284	281,582

Rand Parent LLC (Atlas Air), Term Loan B(d)	–	02/09/2030		255	248,643

Transdigm, Inc.
Term Loan H (1 mo. TSFR + 3.25%)	7.83%	02/28/2027		23	22,926

Term Loan I (3 mo. SOFR+3.25%)	7.82%	08/10/2028		360	358,793

					5,304,879

Air Transport–2.97%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	9.56%	04/20/2028		1,509	1,549,642

Air Canada (Canada), Term Loan (3 mo. USD LIBOR + 3.50%)	8.37%	08/11/2028		147	147,172

American Airlines, Inc., Term Loan(d)	–	02/09/2028		273	266,046

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.00%	06/21/2027		626	652,571

SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	8.56%	10/20/2027		144	149,056

United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.57%	04/21/2028		1,303	1,304,576

WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	7.59%	12/11/2026		522	498,666

					4,567,729

Automotive–2.39%
Adient PLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	7.88%	04/10/2028		645	645,962

American Axle & Manufacturing, Inc., Term Loan (1 mo. TSFR + 3.50%)	8.16%	12/08/2029		117	116,986

Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.10%	04/06/2028		756	751,250

BCA Marketplace (United Kingdom)
Second Lien Term Loan B (6 mo. SONIA+7.50%)	11.43%	07/27/2029	GBP	185	117,746

Term Loan B (6 mo. SONIA+4.75%)	8.18%	07/28/2028	GBP	71	68,696

DexKo Global, Inc.
Delayed Draw Term Loan (1 mo. EURIBOR + 4.00%)	4.00%	10/04/2028	EUR	13	12,489

First Lien Term Loan (1 mo. TSFR + 6.50%)(e)	11.08%	10/04/2028		61	58,436

Term Loan B (3 mo. EURIBOR + 4.00%)	6.20%	10/04/2028	EUR	82	77,619

Term Loan B (1 mo. EURIBOR + 4.00%)	6.20%	10/04/2028	EUR	43	40,364

Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.74%	12/16/2028		150	146,876

First Brands Group Intermediate LLC
Term Loan B (6 mo. TSFR + 5.00%)	10.25%	03/30/2027		55	53,562

Term Loan B(d)	–	03/30/2027		391	375,020

Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.08%	04/30/2028		48	47,008

Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.13%	11/09/2027		340	324,736

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Automotive–(continued)
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. TSFR + 4.00%)	8.73%	05/04/2028	$	867	$841,535

					3,678,285

Beverage & Tobacco–0.71%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.62%	07/31/2028		698	674,594

Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	8.23%	03/20/2024		261	242,595

City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.33%	03/31/2028		353	174,410

					1,091,599

Brokers, Dealers & Investment Houses–0.15%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.31%	08/05/2029		7	6,450

Zebra Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.75%	11/01/2028		230	228,662

					235,112

Building & Development–1.86%
Brookfield Retail Holdings VII Sub 3 LLC, Term Loan B (3 mo. USD LIBOR + 2.50%)	7.22%	08/27/2025		42	42,232

Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	11/03/2028		420	404,993

Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	9.60%	04/01/2028		582	471,468

Icebox Holdco III, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.23%	12/22/2028		319	303,027

LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	12/17/2027		56	51,096

LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. TSFR + 4.75%)	9.47%	02/16/2029		422	348,783

Mayfair Mall LLC, Term Loan (1 mo. USD LIBOR + 3.25%)(e)	7.82%	04/20/2023		215	196,866

Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. TSFR + 4.50%)	9.18%	04/29/2029		224	217,483

Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.26%	02/01/2027		247	245,370

Term Loan B (1 mo. USD LIBOR + 3.00%)	7.63%	06/11/2028		309	308,449

TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.73%	05/29/2026		266	262,890

					2,852,657

Business Equipment & Services–8.23%
Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.38%	05/17/2028		160	156,692

Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM)
Term Loan (1 mo. USD LIBOR + 3.75%)	8.47%	05/12/2028		228	219,573

Term Loan B (3 mo. EURIBOR + 3.75%)	6.18%	05/12/2028	EUR	243	243,555

Asurion LLC (fka Asurion Corp.), Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.63%	11/03/2024		271	270,629

Camelot Finance L.P.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	10/30/2026		491	490,312

Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	10/30/2026		269	268,084

Checkout Holding Corp., Term Loan	0.00%	06/30/2023		49	48,977

Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	05/17/2028		340	309,590

Constant Contact, Term Loan B (1 mo. USD LIBOR + 4.00%)	8.81%	02/10/2028		465	440,791

Corp. Service Co., Term Loan B (1 mo. TSFR + 3.25%)	7.97%	08/08/2029		248	248,183

Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)(e)	10.28%	10/05/2028		249	214,961

Dakota Holding Corp.
First Lien Term Loan (1 mo. TSFR + 3.75%)	8.37%	04/09/2027		8	7,720

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	04/07/2028		181	170,378

Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. TSFR + 3.25%)	7.85%	01/18/2029		131	130,252

Term Loan (1 mo. USD LIBOR + 3.25%)	7.87%	02/06/2026		812	811,304

EP Purchaser LLC (Entertainment Partners), Term Loan B (3 mo. USD LIBOR + 3.50%)	8.23%	11/06/2028		48	48,013

Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. TSFR + 4.25%)	8.81%	02/01/2029		151	149,984

Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	8.91%	10/30/2026		834	834,626

GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	05/12/2028		840	805,600

Grandir (The Education Group) (France)
Delayed Draw Term Loan (3 mo. EURIBOR + 4.00%)	6.70%	09/29/2028	EUR	13	12,958

Term Loan B-1 (3 mo. EURIBOR + 4.00%)	6.70%	09/29/2028	EUR	76	77,746

ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan B (3 mo. USD LIBOR + 4.75%)	9.48%	03/31/2028		341	321,153

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Business Equipment & Services–(continued)
iQor US, Inc.
Term Loan (1 mo. USD LIBOR + 7.50%)	12.13%	11/19/2024	$	478	$475,869

Term Loan (1 mo. USD LIBOR + 7.50%)(e)	12.13%	11/19/2025		779	565,055

Konecta (Kronosnet CX Bidco 2022, S.L.) (Spain), Term Loan (3 mo. EURIBOR + 5.75%)	8.20%	09/30/2029	EUR	34	33,671

Monitronics International, Inc.
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $1,349,406)(f)	12.33%	03/29/2024		1,388	908,831

Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/27/2022; Cost $68,684)(e)(f)	10.83%	07/03/2024		69	65,146

Orchid Merger Sub II LLC, Term Loan (6 mo. TSFR + 4.75%)(e)	9.48%	07/27/2027		516	446,194

Prime Security Services Borrower LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	7.52%	09/23/2026		231	230,642

Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. TSFR + 2.50%)	9.25%	11/08/2024		726	725,761

Skillsoft Corp., Term Loan (1 mo. TSFR + 4.75%)	9.93%	07/14/2028		204	177,273

Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.77%	03/04/2028		988	837,063

Thevelia (US) LLC, First Lien Term Loan B (3 mo. TSFR + 4.00%)	8.73%	06/17/2029		241	236,306

Trans Union LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	6.88%	11/30/2028		417	415,189

Verra Mobility Corp., Term Loan B (6 mo. USD LIBOR + 3.25%)	7.88%	03/19/2028		507	507,021

Virtusa Corp.
Incremental Term Loan B (1 mo. TSFR + 3.75%)	8.47%	02/08/2029		279	277,623

Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/11/2028		155	154,374

WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	8.05%	08/04/2028		337	327,070

					12,664,169

Cable & Satellite Television–3.64%
Altice Financing S.A. (Luxembourg), Term Loan (e)	9.57%	10/31/2027		1,000	998,176

Atlantic Broadband Finance LLC, Incremental Term Loan B (1 mo. USD LIBOR + 2.50%)	7.13%	09/01/2028		50	49,561

CSC Holdings LLC, Term Loan B (1 mo. TSFR + 4.50%)	9.06%	01/15/2028		31	29,345

Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.86%	08/14/2026		520	506,304

Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	8.52%	01/31/2026		379	367,940

Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	6.59%	04/30/2028		660	646,256

UPC - LG
Term Loan AT (1 mo. USD LIBOR + 2.25%)	6.84%	04/30/2028		99	97,760

Term Loan AX (1 mo. USD LIBOR + 2.93%)	7.51%	01/31/2029		1,129	1,115,796

Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	7.09%	01/31/2028		331	325,337

Term Loan Q (1 mo. USD LIBOR + 3.25%)	7.84%	01/31/2029		444	442,437

Vodafone Ziggo - LG, Term Loan H (6 mo. EURIBOR + 3.00%)	6.10%	01/31/2029	EUR	1,000	1,016,761

					5,595,673

Chemicals & Plastics–4.28%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.53%	10/01/2025		704	700,997

Ascend Performance Materials Operations LLC, Term Loan (6 mo. TSFR + 4.75%)	8.83%	08/27/2026		132	132,568

Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-4 (1 mo. TSFR + 3.00%)	7.51%	12/20/2029		380	382,055

BASF Construction Chemicals (Germany), Term Loan B-3 (3 mo. USD LIBOR + 3.50%)	8.23%	09/29/2027		1,532	1,531,219

BES (Discovery Purchaser Corp.), Second Lien Term Loan (3 mo. TSFR + 4.38%)	8.96%	10/03/2029		147	141,629

Charter NEX US, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.48%	12/01/2027		352	347,155

Colouroz Investment LLC (Germany), PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.07% Cash Rate(g)	5.75%	09/21/2024		9	4,592

Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.13%	03/16/2025		433	426,647

Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.98%	11/01/2028		446	407,213

Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. TSFR + 3.75%)	8.30%	05/28/2029		124	117,614

Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.83%	12/31/2027		320	319,492

H.B. Fuller Co., Term Loan B(d)	–	02/08/2030		113	113,809

ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	12/29/2027		377	318,795

Ineos US Finance LLC
Term Loan(d)	–	11/08/2027		166	166,289

Term Loan(d)	–	02/09/2030		241	239,373

Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	06/30/2027		317	311,269

Potters Industries LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	12/14/2027		101	100,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Chemicals & Plastics–(continued)
PQ Corp., Term Loan (3 mo. USD LIBOR + 2.50%)	7.33%	06/09/2028	$	204	$203,485

Tronox Finance LLC, Incremental Term Loan B (3 mo. TSFR + 3.25%)	7.83%	03/03/2029		316	315,287

W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.50%	09/22/2028		306	304,640

					6,585,002

Clothing & Textiles–0.54%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. TSFR + 3.50%)	8.22%	12/21/2028		366	359,546

Second Lien Term Loan (1 mo. TSFR + 6.00%)	10.72%	12/20/2029		130	121,123

BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.06%	04/28/2028		356	353,533

					834,202

Conglomerates–0.36%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	01/03/2029		144	144,358

Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. TSFR + 5.00%)(e)	9.66%	02/23/2029		59	58,976

Term Loan B (1 mo. TSFR + 3.75%)	8.41%	02/17/2029		364	356,998

					560,332

Containers & Glass Products–1.15%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.48%	03/11/2028		291	285,256

Brook & Whittle Holding Corp., First Lien Term Loan (3 mo. TSFR + 4.00%)	9.04%	12/14/2028		267	245,204

Keter Group B.V. (Netherlands), Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 04/29/2022; Cost $113,669)(f)	6.74%	10/31/2023	EUR	109	91,242

LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	9.63%	10/29/2028		663	648,169

Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	9.03%	07/07/2028		167	155,718

Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	7.98%	10/04/2028		151	132,420

Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)(e)	11.23%	10/04/2029		74	52,094

Refresco Group N.V. (Netherlands), Term Loan B (3 mo. TSFR + 4.25%)	9.01%	07/12/2029		164	163,059

					1,773,162

Cosmetics & Toiletries–0.80%
Bausch and Lomb, Inc., Term Loan (1 mo. TSFR + 3.25%)	7.84%	05/10/2027		779	763,611

Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.84%	04/05/2025		120	119,882

Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.49%	06/29/2028	EUR	302	273,538

Wella (Rainbow FinCo S.a.r.l.), Term Loan B (6 mo. EURIBOR + 3.50%)	6.70%	02/24/2029	EUR	76	77,295

					1,234,326

Ecological Services & Equipment–0.50%
Anticimex (Sweden), Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	8.45%	11/16/2028		312	308,808

EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	05/11/2025		173	167,734

Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.47%	03/20/2025		114	107,963

TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(e)	13.33%	11/02/2028		256	184,403

					768,908

Electronics & Electrical–8.68%
Altar BidCo, Inc. (Brooks Automation, Inc.)
First Lien Term Loan (1 mo. TSFR + 3.35%)	7.99%	02/01/2029		98	95,357

Second Lien Term Loan (6 mo. TSFR + 5.60%)	10.49%	02/01/2030		66	58,301

AppLovin Corp., Term Loan (3 mo. TSFR + 3.00%)	7.69%	10/25/2028		393	390,321

Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	6.43%	10/02/2025	EUR	7	7,481

Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.63%	04/18/2025		531	525,496

CDK Global, Inc., First Lien Term Loan (3 mo. TSFR + 4.50%)	9.08%	07/06/2029		168	167,962

CommerceHub, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	8.78%	01/01/2028		226	216,095

Delta Topco, Inc. (Infoblox, Inc.), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.15%	12/01/2027		100	93,836

Diebold Nixdorf, Inc.
Term Loan (1 mo. TSFR + 5.25%)	9.97%	07/15/2025		283	193,601

Term Loan (1 mo. TSFR + 6.40%)	11.63%	07/15/2025		111	116,146

Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(e)	9.63%	11/01/2028		273	273,318

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Electronics & Electrical–(continued)
E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.08%	02/04/2028	$	360	$359,112

Entegris, Inc., Term Loan B (1 mo. TSFR + 3.00%)	7.62%	07/06/2029		424	425,153

ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.62%	05/06/2026		12	11,820

EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	07/01/2028		191	190,261

Forcepoint, Term Loan (3 mo. USD LIBOR + 4.25%)	9.08%	01/07/2028		106	99,955

Go Daddy Operating Co. LLC, Term Loan (1 mo. SOFR+3.25%)	7.87%	11/09/2029		24	23,648

GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.38%	08/31/2027		922	511,509

Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.65%	01/11/2027		73	54,334

Term Loan (3 mo. USD LIBOR + 4.00%)	8.86%	01/10/2026		71	60,378

Inetum (Granite Fin Bidco SAS) (France), Term Loan B (3 mo. EURIBOR + 7.75%)	7.06%	10/17/2028	EUR	93	93,611

Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	11.73%	03/02/2029		64	58,134

Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.44%	10/15/2028		587	586,471

Internap Corp., Second Lien Term Loan(d)(e)	–	05/08/2025		856	427,752

Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	9.65%	08/13/2028		646	435,913

McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.08%	07/27/2029		246	193,654

Term Loan B (1 mo. USD LIBOR + 4.75%)	9.58%	07/27/2028		246	210,247

McAfee LLC, Term Loan B-1 (1 mo. TSFR + 4.50%)	8.42%	03/01/2029		378	355,136

Mirion Technologies, Inc., Term Loan (6 mo. USD LIBOR + 2.75%)	7.48%	10/20/2028		344	342,188

Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/16/2020-02/01/2022; Cost $670,757)(f)	10.42%	04/29/2026		738	662,342

NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	7.33%	08/28/2026		220	218,289

Oberthur Tech, Term Loan B (3 mo. USD LIBOR + 4.50%)	9.23%	01/09/2026		500	496,055

Open Text Corp. (Canada), Incremental Term Loan B(d)	–	08/27/2029		693	693,402

Optiv, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		932	926,789

Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	8.88%	01/02/2025		368	358,833

Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. TSFR + 7.50%)	12.33%	01/20/2030		43	27,981

Term Loan B (3 mo. TSFR + 4.25%)	9.08%	01/19/2029		926	800,728

Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 10.83% Cash Rate (Acquired 12/06/2021-02/07/2023; Cost $1,315,200)(f)(g)	2.00%	12/08/2026		1,114	405,948

Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.33%	10/31/2025		189	178,897

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	12.83%	11/02/2026		76	67,583

SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.71%	05/16/2025		379	375,490

Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.46%	05/18/2026		97	90,445

Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.58%	05/04/2026		690	682,106

Incremental First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.03%	05/04/2026		52	51,491

Second Lien Term Loan (3 mo. USD LIBOR + 5.25%)	10.03%	05/03/2027		53	52,201

UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.48%	11/19/2028		214	213,359

Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	9.73%	09/01/2025		611	481,102

					13,360,231

Financial Intermediaries–0.84%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	04/07/2028		808	788,257

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	07/20/2026		37	35,634

LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	8.39%	09/15/2028		334	309,439

Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	8.56%	02/18/2027		165	161,381

					1,294,711

Food Products–1.61%
Arnott’s (Snacking Investments US LLC), Term Loan (1 mo. USD LIBOR + 4.00%)	8.56%	12/18/2026		168	167,808

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Products–(continued)
Florida Food Products LLC
First Lien Term Loan (1 mo. TSFR + 5.00%)(e)	9.62%	10/18/2028	$	146	$136,643

First Lien Term Loan (1 mo. TSFR + 5.00%)(e)	9.63%	10/18/2028		1,093	1,021,733

Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	12.63%	10/08/2029		218	196,280

H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	8.63%	05/23/2025		194	174,994

Term Loan (3 mo. USD LIBOR + 3.69%)	8.32%	05/23/2025		373	336,178

Panzani/Pimente (France), Term Loan B (3 mo. EURIBOR + 4.25%)	6.45%	12/02/2028	EUR	61	62,852

Sigma Bidco B.V. (Netherlands), Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		35	33,176

United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.98%	10/22/2025		19	19,130

Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B (6 mo. EURIBOR + 4.00%)	5.16%	09/29/2028	EUR	370	333,227

					2,482,021

Food Service–0.61%
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	02/07/2025		443	415,436

US Foods, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	11/22/2028		238	238,399

WW International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.14%	04/13/2028		478	277,685

					931,520

Health Care–2.75%
Acacium (Impala Bidco Ltd./ICS US, Inc.) (United Kingdom), Term Loan (1 mo. SONIA+4.75%)	8.68%	06/08/2028	GBP	119	137,416

Ascend Learning LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.12%	12/11/2028		93	87,526

athenahealth Group, Inc.
Term Loan (1 mo. TSFR + 3.50%)	8.06%	02/15/2029		742	688,645

Delayed Draw Term Loan(h)	0.00%	02/15/2029		91	84,386

Cheplapharm Arzneimittel GmbH (Germany), Term Loan B (3 mo. EURIBOR + 4.00%)	6.30%	02/22/2029	EUR	106	109,199

Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan (1 mo. TSFR + 4.25%)(e)	4.25%	03/31/2029		4	3,686

Delayed Draw Term Loan(e)(h)	0.00%	03/31/2029		1	137

Term Loan B(d)(e)	–	03/23/2029		21	20,348

Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B (3 mo. SONIA+4.50%)	7.93%	04/17/2028	GBP	133	142,298

Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.13%	02/04/2027		351	324,472

Gainwell Acquisition Corp., First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	10/01/2027		140	135,343

Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	9.20%	03/14/2025		72	57,789

Term Loan (1 mo. USD LIBOR + 4.25%)	8.83%	10/02/2025		235	187,531

HC Group Holdings III, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	10/25/2028		35	35,093

ICU Medical, Inc., Term Loan B (1 mo. TSFR + 2.50%)	7.22%	12/15/2028		66	65,912

International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	8.50%	09/07/2028		390	384,217

MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	12/18/2028		470	440,858

Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	12/17/2029		128	91,984

Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.74%	12/15/2027	EUR	44	46,061

Term Loan B-2 (3 mo. EURIBOR + 4.25%)	6.74%	12/15/2027	EUR	26	26,607

Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	7.75%	06/02/2028		518	513,856

Recipharm (Roar BidCo), Term Loan B (3 mo. EURIBOR + 3.20%)	5.88%	02/17/2028	EUR	97	97,485

Sharp Midco LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)(e)	8.73%	12/15/2028		13	12,560

Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	9.88%	11/24/2028		352	341,601

Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.63%	08/27/2025		124	124,277

Women’s Care Holdings, Inc. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.08%	01/15/2029		80	72,384

					4,231,671

Home Furnishings–1.81%
Griffon Corp., Term Loan B (1 mo. TSFR + 2.75%)	9.00%	01/19/2029		16	15,379

Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. TSFR + 3.50%)	8.37%	02/26/2029		766	707,460

Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	8.44%	09/25/2028		641	606,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Home Furnishings–(continued)
Serta Simmons Bedding LLC
First Lien Term Loan(i)(j)	0.00%	08/10/2023	$	412	$407,876

Second Lien Term Loan(i)(j)	0.00%	08/10/2023		844	473,296

SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	8.75%	10/06/2028		314	270,683

TGP Holdings III LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.08%	06/29/2028		78	62,636

VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.38%	07/01/2029		120	95,663

Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. TSFR + 4.25%)	8.97%	10/30/2027		24	20,841

Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	10/30/2027		131	115,230

					2,775,996

Industrial Equipment–2.57%
Alliance Laundry Systems LLC, Term Loan B (d)	–	10/08/2027		305	302,992

Chart Industries, Inc., Term Loan B(d)	–	12/08/2029		309	309,089

CIRCOR International, Inc., Term Loan (1 mo. USD LIBOR + 5.50%)	10.13%	12/20/2028		238	236,655

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. TSFR + 5.50%)	10.08%	06/08/2029		373	323,049

DXP Enterprises, Inc., Term Loan (1 mo. TSFR + 4.75%)	10.17%	12/23/2027		194	191,132

Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)(e)	10.73%	05/21/2029		40	37,313

Kantar (Summer BC Bidco) (United Kingdom), Term Loan B (3 mo. USD LIBOR + 5.00%)(e)	9.77%	12/04/2026		177	168,259

Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	7.99%	06/21/2028		548	523,134

MKS Instruments, Inc., Term Loan B (1 mo. TSFR + 2.75%)	7.41%	08/17/2029		12	12,122

MX Holdings US, Inc., Term Loan B-1-C (1 mo. USD LIBOR + 2.50%)	7.13%	07/31/2025		24	24,032

Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.25%	02/28/2025		943	527,443

Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.75%	02/28/2026		166	57,300

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027		1,019	998,137

Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan B (1 mo. USD LIBOR + 7.00%)(e)	11.59%	11/19/2029		60	48,284

Term Loan B (1 mo. USD LIBOR + 3.75%)(e)	8.34%	11/15/2028		213	187,007

					3,945,948

Insurance–2.27%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	02/15/2027		783	750,149

First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/15/2027		229	219,691

Alliant Holdings Intermediate LLC, Term Loan(d)	–	05/09/2025		410	405,363

AmWINS Group LLC, Term Loan B(d)	–	02/19/2028		136	135,599

HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	8.06%	04/25/2025		266	266,108

Term Loan (3 mo. USD LIBOR + 3.00%)	7.82%	04/25/2025		262	261,492

Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.72%	09/01/2027		101	101,151

Sedgwick Claims Management Services, Inc., Term Loan B	8.32%	02/21/2028		271	268,445

USI, Inc.
Term Loan (1 mo. USD LIBOR + 3.25%)	7.98%	12/02/2026		304	304,468

Term Loan (1 mo. TSFR + 3.75%)	8.33%	11/22/2029		783	782,247

					3,494,713

Leisure Goods, Activities & Movies–1.90%
AMC Entertainment, Inc., Term Loan B-1 (1 mo. USD LIBOR + 3.00%)	7.57%	04/22/2026		78	48,987

Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	7.88%	10/18/2028		683	664,657

Term Loan (6 mo. USD LIBOR + 3.00%)	7.63%	06/30/2025		80	79,002

Crown Finance US, Inc.
DIP Term Loan (Acquired 09/14/2022-09/23/2022; Cost $ 1,133,798)(f)	14.40%	09/07/2023		1,191	1,218,097

Term Loan (Acquired 08/28/2020-12/15/2021; Cost $ 71,550)(f)(i)(j)	0.00%	02/28/2025	EUR	80	13,742

Delta 2 Lux S.a.r.l. (United Kingdom), First Lien Term Loan (1 mo. SOFR+3.25%)	7.87%	01/15/2030		269	270,036

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Leisure Goods, Activities & Movies–(continued)
Eagle Midco Ltd. (United Kingdom), Term Loan (1 mo. SONIA + 4.25%)	8.71%	03/20/2028	GBP	83	$93,685

Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	8.08%	04/18/2025	$	121	115,938

Nord Anglia Education, Term Loan B(d)	–	01/25/2028		108	108,142

SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.69%	08/25/2028		243	242,720

Vue International Bidco PLC (United Kingdom), Term Loan	9.77%	06/30/2027	EUR	64	59,211

					2,914,217

Lodging & Casinos–4.19%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/02/2026		300	285,139

First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.34%	02/02/2026		140	133,862

B&B Hotels S.A.S. (France), Term Loan B-4 (6 mo. EURIBOR + 5.50%)	7.89%	07/31/2026	EUR	143	150,263

Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.85%	10/02/2028		360	343,848

Caesars Entertainment, Inc., Term Loan B(d)	–	01/26/2030		576	575,856

Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	7.13%	08/03/2028		794	791,980

Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. TSFR + 4.00%)	8.62%	01/31/2029		312	304,205

Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. TSFR + 3.25%)	8.09%	07/04/2028		370	370,292

Four Seasons Holdings, Inc. (Canada), Term Loan (1 mo. TSFR + 3.25%)	7.87%	11/30/2029		79	79,303

GVC Finance LLC
First Lien Term Loan (1 mo. TSFR + 3.50%)	8.18%	10/31/2029		426	425,898

Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	7.23%	03/16/2027		392	391,935

Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	08/02/2028		247	246,934

HotelBeds (United Kingdom), Term Loan D (6 mo. EURIBOR + 5.50%)	7.75%	09/12/2027	EUR	1,206	1,212,041

Light & Wonder, Inc., Term Loan (1 mo. TSFR + 3.00%)	7.66%	04/07/2029		327	327,200

Scientific Games Lottery, Term Loan B (3 mo. TSFR + 3.50%)	8.10%	04/04/2029		301	296,989

Tackle Group S.a.r.l. (Luxembourg), Term Loan B (6 mo. EURIBOR + 3.50%)	6.73%	05/22/2028	EUR	315	321,416

Travel + Leisure Co., Incremental Term Loan (1 mo. TSFR + 4.00%)	8.61%	12/14/2029		109	108,451

Wyndham Hotels & Resorts, Inc., Term Loan B (3 mo. USD LIBOR + 1.75%)	6.38%	05/30/2025		86	86,251

					6,451,863

Nonferrous Metals & Minerals–0.68%
ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 17.82% Cash Rate (g)	17.82%	09/16/2025		124	124,547

American Rock Salt Co. LLC
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	06/09/2028		82	78,996

Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	11.88%	06/11/2029		23	22,048

AZZ, Inc., Term Loan (1 mo. SOFR+4.25%) (TSFR1M + 4.25%)	8.97%	05/13/2029		348	348,725

Corialis (United Kingdom), Term Loan B (1 mo. SONIA+4.40%)	8.36%	07/06/2028	GBP	44	48,121

Form Technologies LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.46%	07/19/2025		156	143,196

First Lien Term Loan (3 mo. USD LIBOR + 9.00%)(e)	13.96%	10/22/2025		142	114,773

SCIH Salt Holdings Inc. (Kissner Group), Incremental First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.83%	03/16/2027		175	171,020

					1,051,426

Oil & Gas–1.96%
Brazos Delaware II LLC, First Lien Term Loan (d)	–	02/01/2030		320	318,554

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	11.48%	08/25/2026		237	233,093

McDermott International Ltd.
LOC(h)	0.00%	06/30/2024		342	278,823

LOC (3 mo. USD LIBOR + 4.00%)(e)	4.09%	06/30/2024		182	127,346

PIK Term Loan, 3.00% PIK Rate, 5.63% Cash Rate(g)	3.00%	06/30/2025		96	64,056

Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	06/30/2024		10	5,821

Petroleum GEO-Services ASA (Norway)
Term Loan (Acquired 05/23/2022; Cost $82,020)(e)(f)	11.33%	03/18/2024		82	83,250

Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 02/03/2021-02/09/2021; Cost $195,623)(f)	12.14%	03/19/2024		221	217,601

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021-10/14/2022; Cost $1,183,351)(f)	12.63%	08/27/2026		1,202	1,199,938

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Oil & Gas–(continued)
TransMontaigne Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.09%	11/17/2028	$	393	$391,794

WhiteWater Whistler Holdings LLC, Term Loan B(d)	–	01/25/2030		99	99,120

					3,019,396

Publishing–3.44%
Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	8.63%	08/12/2028		127	127,275

Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026		894	847,297

Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	8.23%	08/21/2026		765	725,735

Dotdash Meredith, Inc., Term Loan B (1 mo. TSFR + 4.00%)(e)	8.67%	12/01/2028		793	701,876

Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
Second Lien Term Loan (1 mo. SOFR+8.50%)(e)	13.12%	04/08/2030		468	407,271

Term Loan B (1 mo. TSFR + 5.25%)	9.97%	04/09/2029		764	703,069

McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	9.38%	07/30/2028		966	929,984

Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.38%	09/13/2024		175	174,099

Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	09/13/2024		673	669,295

					5,285,901

Radio & Television–1.36%
Diamond Sports Holdings LLC, Second Lien Term Loan (1 mo. TSFR + 3.25%) (Acquired 03/01/2022; Cost $295,934)(f)	8.03%	08/24/2026		450	52,945

E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	01/07/2028		577	569,848

Gray Television, Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	7.57%	12/01/2028		371	367,394

iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	05/01/2026		79	77,519

Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	05/01/2026		236	228,686

Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	7.14%	09/30/2026		652	632,887

Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.64%	04/01/2028		169	163,419

Univision Communications, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	05/05/2028		1	154

					2,092,852

Retailers (except Food & Drug)–2.00%
Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.38%	03/06/2028		760	750,061

CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	11/08/2027		448	440,581

Petco Animal Supplies, Inc., First Lien Term loan (3 mo. TSFR + 3.25%)	8.09%	03/02/2028		453	448,882

PetSmart LLC, Term Loan (1 mo. TSFR + 3.75%)	8.47%	02/11/2028		1,058	1,056,230

Savers, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	10.34%	04/26/2028		386	383,094

					3,078,848

Surface Transport–1.98%
American Trailer World Corp., First Lien Term Loan (1 mo. TSFR + 3.75%)	8.47%	03/03/2028		185	164,478

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.88%	09/30/2028		230	226,821

First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. TSFR + 4.00%)	8.68%	07/21/2028		37	35,926

Incremental Term Loan B (3 mo. TSFR + 4.00%)	8.68%	07/21/2028		530	517,335

Term Loan B (3 mo. USD LIBOR + 3.00%)	7.73%	07/21/2028		477	455,835

Term Loan C (3 mo. USD LIBOR + 3.00%)	7.73%	07/21/2028		178	169,961

Hurtigruten (Explorer II AS) (Norway), Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 04/16/2021-05/25/2021; Cost $808,929)(f)	7.20%	02/24/2025	EUR	691	666,349

Novae LLC, Term Loan B (3 mo. TSFR + 5.00%)	9.70%	12/22/2028		104	90,387

PODS LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.73%	04/01/2028		624	610,649

STG - XPOI Opportunity, Term Loan B (1 mo. TSFR + 6.00%)	10.78%	04/30/2028		108	103,999

					3,041,740

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Telecommunications–5.77%
Avaya, Inc.
DIP Term Loan(e)	0.00%	08/15/2023	$	212	$220,516

DIP Term Loan(e)(h)	0.00%	08/15/2023		53	55,129

First Lien Term Loan(i)(j)	0.00%	12/15/2027		947	247,141

Term Loan B-2(i)(j)	0.00%	12/15/2027		471	121,982

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.84%	11/30/2027		171	170,384

CCI Buyer, Inc. (Consumer Cellular), Term Loan(d)	–	12/17/2027		455	448,420

CenturyLink, Inc., Term Loan B (1 mo. USD LIBOR + 2.25%)	6.88%	03/15/2027		492	410,170

Crown Subsea Communications Holding, Inc., Term Loan (1 mo. TSFR + 4.75%)	9.32%	04/27/2027		467	460,358

Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. USD LIBOR + 3.00%)	7.75%	11/12/2027		283	280,654

II-VI, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	07/01/2029		522	521,208

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	8.14%	12/11/2026		329	323,932

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. TSFR + 4.25%)	9.08%	02/01/2029		1,240	1,228,176

Level 3 Financing, Inc., Term Loan B (1 mo. USD LIBOR + 1.75%)	6.38%	03/01/2027		140	128,243

MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (6 mo. SOFR+6.70%)(e)	11.15%	11/01/2027		1,086	787,333

Term Loan (6 mo. SOFR+6.44%)	10.89%	11/01/2027		462	452,826

Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	09/25/2026		463	385,678

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.58%	12/07/2026		814	439,855

Viasat, Inc., Term Loan (1 mo. TSFR + 3.75%)	9.23%	03/02/2029		334	331,320

Voyage Digital (NC) Ltd., Term Loan B (3 mo. TSFR + 4.50%)(e)	9.30%	05/10/2029		288	286,260

Windstream Services LLC, Term Loan (1 mo. TSFR + 6.25%)	10.97%	09/21/2027		948	853,023

Zayo Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	03/09/2027		695	579,997

Zayo Group LLC, Incremental Term Loan (1 mo. TSFR + 4.25%)	8.87%	03/09/2027		176	150,268

					8,882,873

Utilities–2.53%
APLP Holdings L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	05/14/2027		142	142,019

Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	08/01/2025		424	423,090

Incremental Term Loan (1 mo. SOFR+3.75%)	8.37%	08/01/2025		714	715,396

Calpine Corp., Term Loan (1 mo. USD LIBOR + 2.50%)	7.14%	12/16/2027		21	20,996

Covanta Holding Corp.
Term Loan B (1 mo. TSFR + 2.50%)	7.12%	11/30/2028		175	174,639

Term Loan C (1 mo. TSFR + 2.50%)	7.12%	11/30/2028		13	13,181

Eastern Power LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	10/02/2025		380	346,633

Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%) (Acquired 07/28/2021; Cost $243,764)(e)(f)	17.73%	07/28/2026		245	244,989

Second Lien Term Loan (Prime Rate + 1.50%) (Acquired 07/28/2021; Cost $121,713)(e)(f)	6.23%	07/28/2028		238	59,448

Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	9.73%	12/01/2028		211	210,939

Term Loan C (1 mo. USD LIBOR + 5.00%)	9.73%	12/01/2028		5	4,642

Granite Acquisition, Inc., Term Loan B (3 mo. USD LIBOR + 2.75%)	7.48%	03/24/2028		127	120,609

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	11/09/2026		144	138,303

Innio Group Holding GmbH, Term Loan B (3 mo. EURIBOR + 3.75%)	5.48%	10/31/2025	EUR	102	105,788

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. USD LIBOR + 4.00%)	8.95%	08/14/2026		17	15,055

Lightstone Holdco LLC
Term Loan B (1 mo. TSFR + 5.75%)	10.37%	02/01/2027		457	390,353

Term Loan C (1 mo. TSFR + 5.75%)	10.37%	02/01/2027		26	22,119

Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 05/21/2020; Cost $127,093)	8.88%	05/16/2024		129	96,274

Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	06/23/2028		204	197,266

Pike Corp., Term Loan (1 mo. TSFR + 3.50%)	8.12%	01/21/2028		72	71,714

Talen Energy Supply LLC, DIP Term Loan (3 mo. TSFR + 4.75%)	9.27%	11/11/2023		130	131,711

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value

Utilities–(continued)
USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	05/12/2028	$ 259	$251,746

				3,896,910

Total Variable Rate Senior Loan Interests (Cost $128,348,724)				119,978,872

			Shares
Common Stocks & Other Equity Interests–5.48%(k)
Business Equipment & Services–0.01%
iQor US, Inc., Term Loan(e)			23,470	17,602

Containers & Glass Products–0.16%
Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $131,797)(f)			29,078	250,798

Electronics & Electrical–0.00%
Fusion Connect, Inc. (Acquired 05/03/2018-12/31/2019; Cost $101)(e)(f)			10	0

Fusion Connect, Inc., Wts., expiring 01/14/2040 (Acquired 05/03/2018-12/31/2019; Cost $911,159)(e)(f)			90,368	904

Internap Corp. (Acquired 02/06/2018-02/24/2020; Cost $783,891)(e)(f)			218,015	0

Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $77,151)(e)(f)			4,606	1,175

Sungard Availability Services Capital, Inc. (Acquired 06/27/2018-05/03/2019; Cost $276,791)(f)			3,420	1,932

				4,011

Industrial Equipment–0.19%
North American Lifting Holdings, Inc.			38,021	289,910

Leisure Goods, Activities & Movies–0.00%
Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(f)			35,578	0

Vue International Bidco PLC(e)			326,260	0

				0

Oil & Gas–5.03%
Catalina Marketing Corp.			19,788	6,184

Harvey Gulf International Marine LLC (Acquired 04/18/2016-12/08/2016; Cost $450,897)(e)(f)			6,360	143,100

Larchmont Resources LLC (Acquired 12/09/2016; Cost $46,001)(e)(f)			137	3,544

McDermott International Ltd.(e)			19,276	7,508

QuarterNorth Energy, Inc. (Acquired 08/27/2021-10/29/2021; Cost $1,283,381)(e)(f)			31,622	6,308,273

Sabine Oil & Gas Holdings, Inc. (Acquired 02/26/2014-11/09/2016; Cost $1,858,384)(e)(f)			1,419	28

Southcross Energy Partners L.P. (Acquired 04/26/2016-10/29/2020; Cost $2,491,123)(e)(f)			251,018	1,883

Tribune Resources LLC (Acquired 03/30/2018; Cost $1,878,647)(f)			606,015	1,268,995

Tribune Resources LLC, Wts., expiring 04/03/2023 (Acquired 03/30/2018; Cost $15,690)(e)(f)			156,901	3,922

				7,743,437

Surface Transport–0.09%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $104,219)(f)			2,003	59,089

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/03/2023; Cost $0)(f)			7,833	3,672

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/03/2023; Cost $0)(f)			5,672	3,545

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $109,549)(f)			2,105	62,097

				128,403

Utilities–0.00%
Frontera Generation Holdings LLC (Acquired 07/28/2021; Cost $60,932)(e)(f)			17,409	261

Total Common Stocks & Other Equity Interests (Cost $12,166,371)				8,434,422

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Master Loan Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

U.S. Dollar Denominated Bonds & Notes–2.77%
Aerospace & Defense–0.26%
Castlelake Aviation Finance DAC (l)	5.00%	04/15/2027	$	200	$179,836

Rand Parent LLC(l)	8.50%	02/15/2030		221	212,436

					392,272

Building & Development–0.52%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/15/2021; Cost $432,571)(f)(l)	4.50%	04/01/2027		435	373,189

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 10/15/2020-11/19/2020; Cost $428,936)(f)(l)	5.75%	05/15/2026		471	434,118

					807,307

Cable & Satellite Television–0.72%
Altice Financing S.A. (Luxembourg) (l)	5.75%	08/15/2029		45	36,850

Altice Financing S.A. (Luxembourg)(l)	5.00%	01/15/2028		689	572,408

Altice France S.A. (France)(l)	5.50%	10/15/2029		310	242,942

Virgin Media Secured Finance PLC (United Kingdom)(l)	4.50%	08/15/2030		316	260,426

					1,112,626

Chemicals & Plastics–0.20%
SK Invictus Intermediate II S.a.r.l. (Luxembourg) (l)	5.00%	10/30/2029		385	306,741

Food Service–0.08%
WW International, Inc. (l)	4.50%	04/15/2029		229	117,050

Health Care–0.05%
Global Medical Response, Inc. (l)	6.50%	10/01/2025		95	71,356

Industrial Equipment–0.02%
Chart Industries, Inc. (l)	7.50%	01/01/2030		31	31,504

Publishing–0.31%
McGraw-Hill Education, Inc. (l)	5.75%	08/01/2028		541	474,299

Radio & Television–0.02%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 08/17/2020-10/23/2020; Cost $256,512)(f)(l)	5.38%	08/15/2026		335	38,006

Retailers (except Food & Drug)–0.15%
Evergreen Acqco 1 L.P./TVI, Inc. (l)	9.75%	04/26/2028		237	234,664

Telecommunications–0.15%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (l)	7.75%	08/15/2028		280	229,148

Utilities–0.29%
Calpine Corp. (l)	4.50%	02/15/2028		495	446,169

Total U.S. Dollar Denominated Bonds & Notes (Cost $5,130,887)					4,261,142

				Shares
Preferred Stocks–1.83%(k)
Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(e)(f)				9,494	2,421

Riverbed Technology, Inc., Pfd.(e)				1,997	509

					2,930

Nonferrous Metals & Minerals–1.17%
ACNR Holdings, Inc., Pfd.				2,982	1,793,673

Oil & Gas–0.08%
McDermott International Ltd., Pfd.(e)				103	66,782

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $999,531)(e)(f)				999,705	54,984

					121,766

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Master Loan Fund

			Shares		Value

Surface Transport–0.58%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-02/06/2020; Cost $232,695)(f)				7,452	$160,218

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/06/2020; Cost $244,588)(f)				7,833	168,410

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $192,008)(f)				8,078	331,198

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-10/27/2020; Cost $134,829)(f)				5,672	232,552

					892,378

Total Preferred Stocks (Cost $1,908,290)					2,810,747

	Interest Rate	Maturity Date	Principal Amount (000)
Non-U.S. Dollar Denominated Bonds & Notes–1.38%(m)
Automotive–0.21%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(l)(n)	12.37%	04/19/2026	SEK	3,750	329,576

Chemicals & Plastics–0.10%
Herens Midco S.a.r.l. (Luxembourg)(l)	5.25%	05/15/2029	EUR	203	148,420

Financial Intermediaries–0.38%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(l)(n)	7.48%	08/01/2024	EUR	356	314,254

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(l)(n)	7.28%	11/15/2027	EUR	267	268,956

					583,210

Home Furnishings–0.32%
Ideal Standard International S.A. (Belgium)(l)	6.38%	07/30/2026	EUR	122	72,895

Very Group Funding PLC (The) (United Kingdom)(l)	6.50%	08/01/2026	GBP	426	413,134

					486,029

Retailers (except Food & Drug)–0.24%
Douglas GmbH (Germany)(l)	6.00%	04/08/2026	EUR	282	263,148

Kirk Beauty SUN GmbH (Germany)(g)(l)	8.25%	10/01/2026	EUR	126	101,448

					364,596

Surface Transport–0.13%
Zenith Finco PLC (United Kingdom)(l)	6.50%	06/30/2027	GBP	217	207,190

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,924,249)					2,119,021

			Shares
Money Market Funds–7.55%
Invesco Government & Agency Portfolio,Institutional Class, 4.51%(o)(p)				6,969,812	6,969,812

Invesco Treasury Portfolio,Institutional Class, 4.50%(o)(p)				4,646,542	4,646,542

Total Money Market Funds (Cost $11,616,354)					11,616,354

TOTAL INVESTMENTS IN SECURITIES–96.99% (Cost $162,094,875)					149,220,558

OTHER ASSETS LESS LIABILITIES–3.01%					4,625,480

NET ASSETS–100.00%					$153,846,038

Investment Abbreviations:
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
SEK	– Swedish Krona
SONIA	– Sterling Overnight Index Average
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Master Loan Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2023, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Restricted security. The aggregate value of these securities at February 28, 2023 was $15,798,182, which represented 10.27% of the Fund’s Net Assets.
(g)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(h)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 7.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2023 was $1,264,037, which represented less than 1% of the Fund’s Net Assets.

(k)	Securities acquired through the restructuring of senior loans.
(l)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $6,380,163, which represented 4.15% of the Fund’s Net Assets.

(m)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(o)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,303,588	$21,330,329	$(16,664,105)	$-	$-	$6,969,812	$65,606
Invesco Treasury Portfolio, Institutional Class	1,535,725	14,220,219	(11,109,402)	-	-	4,646,542	41,276
Total	$3,839,313	$35,550,548	$(27,773,507)	$-	$-	$11,616,354	$106,882

(p)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

Open Forward Foreign Currency Contracts

		Contract to				Unrealized
Settlement Date	Counterparty	Deliver		Receive		Appreciation (Depreciation)
Currency Risk
04/28/2023	Barclays Capital	EUR	60,973	USD	65,290	$ 583
04/28/2023	Barclays Capital	GBP	345,532	USD	418,712	2,651
03/31/2023	BNP Paribas S.A.	EUR	3,306,280	USD	3,611,747	108,620
03/31/2023	BNP Paribas S.A.	GBP	629,255	USD	776,730	19,433
04/28/2023	BNP Paribas S.A.	EUR	3,057,658	USD	3,268,899	24,000
04/28/2023	Canadian Imperial Bank of Commerce	GBP	350,767	USD	425,679	3,314
03/31/2023	Morgan Stanley and Co. International PLC	EUR	3,360,445	USD	3,674,628	114,112
03/31/2023	Morgan Stanley and Co. International PLC	GBP	69,886	USD	85,107	1,000
03/31/2023	Morgan Stanley and Co. International PLC	USD	1,107,994	GBP	921,047	471
04/28/2023	Morgan Stanley and Co. International PLC	EUR	3,028,982	USD	3,238,672	24,205
04/28/2023	Morgan Stanley and Co. International PLC	SEK	3,435,237	USD	333,617	4,452
03/31/2023	Royal Bank of Canada	EUR	3,460,611	USD	3,780,044	113,398
03/31/2023	Royal Bank of Canada	GBP	619,863	USD	763,287	17,292
04/28/2023	Royal Bank of Canada	EUR	3,057,658	USD	3,271,394	26,496
03/31/2023	State Street Bank & Trust Co.	SEK	3,384,177	USD	331,575	7,798
03/31/2023	Toronto Dominion Bank	GBP	629,255	USD	776,446	19,148
04/28/2023	Toronto Dominion Bank	GBP	350,767	USD	426,185	3,821
Subtotal-Appreciation						490,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Master Loan Fund

Open Forward Foreign Currency Contracts (continued)
		Contract to				Unrealized
Settlement Date	Counterparty	Deliver		Receive		Appreciation (Depreciation)

Currency Risk
03/31/2023	Barclays Capital	USD	418,085	GBP	345,216	$ (2,623)
03/31/2023	BNP Paribas S.A.	USD	3,263,624	EUR	3,057,658	(23,923)
03/31/2023	Canadian Imperial Bank of Commerce	USD	425,044	GBP	350,447	(3,287)
03/31/2023	Morgan Stanley and Co. International PLC	SEK	34,811	USD	3,285	(45)
03/31/2023	Morgan Stanley and Co. International PLC	USD	4,294,427	EUR	4,012,021	(43,543)
03/31/2023	Morgan Stanley and Co. International PLC	USD	331,540	SEK	3,418,988	(4,432)
04/28/2023	Morgan Stanley and Co. International PLC	USD	1,069,838	EUR	1,000,000	(8,601)
03/31/2023	Royal Bank of Canada	GBP	18,899	USD	22,703	(42)
03/31/2023	Royal Bank of Canada	USD	3,266,129	EUR	3,057,658	(26,427)
03/31/2023	Toronto Dominion Bank	USD	425,550	GBP	350,447	(3,793)
Subtotal–Depreciation						(116,716)
Total Forward Foreign Currency Contracts						$ 374,078

Abbreviations:

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

USD – U.S. Dollar

Portfolio Composition†*

By credit quality, based on total investments

as of February 28, 2023

BBB-	1.41%
BB+	2.47
BB	7.04
BB-	9.44
B+	12.27
B	25.62
B-	19.83
CCC+	5.99
CCC	1.82
CCC-	0.04
CC	0.04
D	0.30
NR	5.61
Equity	8.13

† Source:  Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

*	Excluding money market fund holdings, if any.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Master Loan Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $150,478,521)	$137,604,204

Investments in affiliated money market funds, at value (Cost $11,616,354)	11,616,354

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	490,794

Cash	2,031,384

Foreign currencies, at value (Cost $445,872)	444,653

Receivable for:
Investments sold	7,349,704

Dividends	34,959

Interest	1,750,033

Investments matured, at value (Cost $657,571)	510,173

Investment for trustee deferred compensation and retirement plans	66,930

Other assets	35,703

Total assets	161,934,891

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	116,716

Payable for:
Investments purchased	7,247,657

Accrued fees to affiliates	7,719

Accrued trustees’ and officers’ fees and benefits	1,112

Accrued other operating expenses	164,152

Trustee deferred compensation and retirement plans	66,930

Unfunded loan commitments	484,567

Total liabilities	8,088,853

Net assets applicable to shares outstanding	$153,846,038

Net assets consist of:
Shares of beneficial interest	$(721,049,316)

Distributable earnings	874,895,354

$153,846,038

Net Assets:
Class R6	$153,846,038

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	10,078,015

Class R6:
Net asset value and offering price per share	$15.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Master Loan Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest	$6,265,498

Dividends	391,623

Dividends from affiliated money market funds	106,882

Other income	72,518

Total investment income	6,836,521

Expenses:
Advisory fees	225,683

Administrative services fees	11,511

Custodian fees	13,652

Interest, facilities and maintenance fees	34,900

Transfer agent fees	25,266

Trustees’ and officers’ fees and benefits	7,553

Registration and filing fees	11,204

Reports to shareholders	4,729

Professional services fees	48,466

Other	2,237

Total expenses	385,201

Less: Fees waived	(52,780)

Net expenses	332,421

Net investment income	6,504,100

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(3,271,702)

Foreign currencies	45,495

Forward foreign currency contracts	(462,162)

(3,688,369)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	2,312,093

Foreign currencies	(86,675)

Forward foreign currency contracts	32,279

2,257,697

Net realized and unrealized gain (loss)	(1,430,672)

Net increase in net assets resulting from operations	$5,073,428

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Master Loan Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28,	August 31,
	2023	2022

Operations:
Net investment income	$ 6,504,100	$ 10,182,729

Net realized gain (loss)	(3,688,369)	206,997

Change in net unrealized appreciation (depreciation)	2,257,697	(8,080,828)

Net increase in net assets resulting from operations	5,073,428	2,308,898

Distributions to shareholders from distributable earnings:
Class R6	(6,408,675)	(10,090,269)

Share transactions–net:
Class R6	(21,137,394)	(14,990,915)

Net increase (decrease) in net assets	(22,472,641)	(22,772,286)

Net assets:
Beginning of period	176,318,679	199,090,965

End of period	$153,846,038	$176,318,679

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Master Loan Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class R6
Six months ended 02/28/23	$15.38	$0.62	$(0.11)	$0.51	$(0.62)	$15.27	3.37%	$153,846	0.42	%(e)	0.48	%(e)	0.38	%(e)	8.23	%(e)	10%
Year ended 08/31/22	16.07	0.87	(0.70)	0.17	(0.86)	15.38	1.11	176,319	0.51		0.51		0.46		5.49		58
Year ended 08/31/21	15.15	0.78	0.91	1.69	(0.77)	16.07	11.46	199,091	0.50		0.59		0.38		4.99		89
Year ended 08/31/20	17.21	0.85	(2.40)	(1.55)	(0.51)	15.15	(8.97)	179,282	0.69		0.69		0.50		5.17		53
Eleven months ended 08/31/19	17.56	0.94	(1.29)	(0.35)	–	17.21	(1.99)	667,514	0.50	(e)	0.50	(e)	0.36	(e)	5.90	(e)	42
Year ended 09/30/18	16.58	0.94	0.04	0.98	–	17.56	5.91	1,352,914	0.36		0.37		0.36		5.52		66
Year ended 09/30/17	15.61	0.92	0.05	0.97	–	16.58	6.21	1,558,751	0.35		0.36		0.35		5.63		80

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.00%, 0.01% and 0.01% for the eleven months ended August 31, 2019 and the years ended September 30, 2018 and 2017, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Master Loan Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Master Loan Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

Shares of the Fund are sold only to other investment companies. The Fund currently offers Class R6 shares. Class R6 shares are sold at net asset value.

For federal income tax purposes, the Fund qualifies as a partnership, and each investor in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Fund. Accordingly, as a “pass-through” entity, the Fund pays no dividends or capital gain distributions.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

23	Invesco Master Loan Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund, as an entity, will not be subject to U.S. federal income tax. The Fund will be treated for U.S. federal income tax purposes as a partnership, and not as an association taxable as a corporation. Therefore, a tax provision is not required. Each shareholder is required for U.S. federal income tax purposes to take into account, in its taxable year with which (or within which a taxable year of the Fund ends), it distributive share of all items of Fund income, gains, losses and deduction for such taxable year of the Fund. A shareholder must take such items into account even if the Fund does not distribute cash or other property to such shareholder during its taxable year.

Although the Fund is treated as a partnership for Federal tax purposes, it is intended that the Fund’s assets, income and distributions will be managed in such a way that investment in the Fund would not cause an investor that is a regulated investment company under Subchapter M of the Code to fail that qualification.

The Fund has analyzed its tax positions, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

24	Invesco Master Loan Fund

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

M.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

N.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

O.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

P.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”) Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an annual fee of 0.29% based on the average daily net assets of the Fund. The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) to 0.38% of the Fund’s average daily net

25	Invesco Master Loan Fund

assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $52,780.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the funds’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Variable Rate Senior Loan Interests	$–	$110,815,816	$9,163,056	$119,978,872
Common Stocks & Other Equity Interests	–	1,946,222	6,488,200	8,434,422
U.S. Dollar Denominated Bonds & Notes	–	4,261,142	–	4,261,142
Preferred Stocks	–	2,686,051	124,696	2,810,747
Non-U.S. Dollar Denominated Bonds & Notes	–	2,119,021	–	2,119,021
Money Market Funds	11,616,354	–	–	11,616,354
Total Investments in Securities	11,616,354	121,828,252	15,775,952	149,220,558

Other Investments - Assets*
Investments Matured	–	510,173	–	510,173
Forward Foreign Currency Contracts	–	490,794	–	490,794
	–	1,000,967	–	1,000,967

Other Investments - Liabilities*
Forward Foreign Currency Contracts	–	(116,716)	–	(116,716)
Total Other Investments	–	884,251	–	884,251
Total Investments	$11,616,354	$122,712,503	$15,775,952	$150,104,809

*	Unrealized appreciation (depreciation).

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

26	Invesco Master Loan Fund

    The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2023:

	Value 08/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/23
Variable Rate Senior Loan Interests	$9,290,887	$2,469,760	$(1,305,966)	$26,060	$ (46,574)	$ (379,418)	$2,667,640	$(3,559,333)	$9,163,056
Common Stocks & Other Equity Interests	896,150	–	(48,301)	–	(1,933)	2,332,870	3,820,990	(511,576)	6,488,200
Preferred Stocks	141,760	–	–	–	–	(74,519)	57,455	–	124,696
Total	$10,328,797	$2,469,760	$(1,354,267)	$26,060	$(48,507)	$1,878,933	$6,546,085	$(4,070,909)	$15,775,952

* Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

    Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

    The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 02/28/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used
QuarterNorth Energy, Inc.	$6,308,273	Bid Offer	Bid Offer Price	N/A	$199.49	(a)

(a)

QuarterNorth Energy, Inc. publicly announced that it has engaged a financial advisor to pursue a sale of the company. The Adviser values the common shares at the first round of bids for the sale of the business. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

NOTE 4 – Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value
Derivative Assets	Currency Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$490,794
Derivatives not subject to master netting agreements	–
Total Derivative Assets subject to master netting agreements	$490,794

Value
Derivative Liabilities	Currency Risk
Unrealized depreciation on forward foreign currency contracts outstanding	$(116,716)
Derivatives not subject to master netting agreements	–
Total Derivative Liabilities subject to master netting agreements	$(116,716)

27	Invesco Master Loan Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Capital	$ 3,234	$ (2,623)	$ 611	$ –	$ –	$ 611

BNP Paribas S.A.	152,053	(23,923)	128,130	–	–	128,130

Canadian Imperial Bank of Commerce	3,314	(3,287)	27	–	–	27

Morgan Stanley and Co. International PLC	144,240	(56,621)	87,619	–	–	87,619

Royal Bank of Canada	157,186	(26,469)	130,717	–	–	130,717

State Street Bank & Trust Co.	7,798	–	7,798	–	–	7,798

Toronto Dominion Bank	22,969	(3,793)	19,176	–	–	19,176

Total	$490,794	$ (116,716)	$ 374,078	$ –	$ –	$ 374,078

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(462,162)
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	32,279
Total	$(429,883)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts
Average notional value	$39,158,167

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

Effective February 17, 2023, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.07 billion, collectively by certain Invesco Funds, and which will expire on February 16, 2024. Prior to February 17, 2023, the credit agreement permitted borrowings up to $1.1 billion. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2023, the Fund did not borrow under this agreement.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

28	Invesco Master Loan Fund

NOTE 7—Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2023. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

Borrower	Type	Unfunded Loan Commitment	Unrealized Appreciation (Depreciation)
athenahealth Group, Inc.	Delayed Draw Term Loan	$ 90,942	$ (6,556)
Avaya, Inc.	DIP Term Loan	51,371	3,758
Dermatology Intermediate Holdings III, Inc.	Delayed Draw Term Loan	140	(3)
McDermott International Ltd.	LOC	342,114	(63,291)
		$484,567	$(66,092)

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $14,608,764 and $46,650,827, respectively.

NOTE 9–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

    At the six months ended February 28, 2023, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

Selling Participant	Principal Amount	Value
Barclays Bank PLC	$342,114	$283,955
Bank of America, N.A.	214,684	196,436

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022

	Shares	Amount	Shares	Amount

Sold:
Class R6	–	$–	1,491,111	$23,923,385

Issued as reinvestment of dividends:
Class R6	420,038	6,392,557	641,676	10,090,269

Reacquired:
Class R6	(1,803,164)	(27,529,951)	(3,062,481)	(49,004,569)

Net increase (decrease) in share activity	(1,383,126)	$(21,137,394)	(929,694)	$(14,990,915)

(a)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

29	Invesco Master Loan Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)[2]	Expenses Paid During Period	Annualized Expense Ratio
Class R6	$1,000.00	$1,033.70	$2.12	$1,022.71	$2.11	0.42%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30	Invesco Master Loan Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-MLF-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco NASDAQ 100 Index Fund

Nasdaq:

R6: IVNQX

2	Fund Performance
4	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class R6 Shares	-0.90%
NASDAQ-100 Index▼ (Broad Market/Style-Specific Index)	-1.42
Lipper Large-Cap Growth Funds Index∎ (Peer Group Index)	-0.72

Source(s): ▼Bloomberg LP; ∎Lipper Inc.

The NASDAQ-100® Index includes 100 of the largest domestic and international nonfinancial securities listed on The Nasdaq Stock Market, based on the market capitalization.

  The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of large-cap growth funds tracked by Lipper.

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco NASDAQ 100 Index Fund

Average Annual Total Returns
As of 2/28/23

Class R6 Shares
Inception (10/13/20)	0.57%
1 Year	-14.19

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Performance figures reflect reinvested distributions and changes in net asset value. Shares of the Fund are sold at net asset value without a sales charge. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco NASDAQ 100 Index Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–98.92%
Apparel Retail–0.32%
Ross Stores, Inc.	371	$41,010

Apparel, Accessories & Luxury Goods–0.31%
lululemon athletica, inc.(b)	132	40,814

Application Software–4.50%
Adobe, Inc.(b)	498	161,327
ANSYS, Inc.(b)	93	28,236
Atlassian Corp., Class A(b)	159	26,129
Autodesk, Inc.(b)	231	45,897
Cadence Design Systems, Inc.(b)	295	56,917
Datadog, Inc., Class A(b)	314	24,027
Intuit, Inc.	301	122,561
Synopsys, Inc.(b)	164	59,657
Workday, Inc., Class A(b)	217	40,247
Zoom Video Communications, Inc.,
Class A(b)	263	19,617
		584,615

Automobile Manufacturers–4.40%
Lucid Group, Inc.(b)	1,783	16,279
Rivian Automotive, Inc., Class A(b)	969	18,701
Tesla, Inc.(b)	2,607	536,286
		571,266

Automotive Retail–0.43%
O’Reilly Automotive, Inc.(b)	67	55,617

Biotechnology–4.17%
Amgen, Inc.	571	132,278
Biogen, Inc.(b)	154	41,559
Gilead Sciences, Inc.	1,344	108,232
Moderna, Inc.(b)	411	57,051
Regeneron Pharmaceuticals, Inc.(b)	115	87,448
Seagen, Inc.(b)	199	35,758
Vertex Pharmaceuticals, Inc.(b)	275	79,830
		542,156

Cable & Satellite–1.93%
Charter Communications, Inc.,
Class A(b)	167	61,391
Comcast Corp., Class A	4,621	171,763
Sirius XM Holdings, Inc.(c)	4,127	18,117
		251,271

Communications Equipment–1.64%
Cisco Systems, Inc.	4,400	213,048

Construction Machinery & Heavy Trucks–0.31%
PACCAR, Inc.	558	40,288

Data Processing & Outsourced Services–2.38%
Automatic Data Processing, Inc.	445	97,820
Fiserv, Inc.(b)	679	78,146
Paychex, Inc.	388	42,835
PayPal Holdings, Inc.(b)	1,221	89,866
		308,667

	Shares	Value
Diversified Support Services–0.64%
Cintas Corp.	109	$47,793
Copart, Inc.(b)	511	36,005
		83,798

Drug Retail–0.25%
Walgreens Boots Alliance, Inc.	927	32,936

Electric Utilities–1.20%
American Electric Power Co., Inc.	551	48,472
Constellation Energy Corp.	351	26,286
Exelon Corp.	1,063	42,935
Xcel Energy, Inc.	585	37,773
		155,466

General Merchandise Stores–0.26%
Dollar Tree, Inc.(b)	237	34,431

Health Care Equipment–1.35%
DexCom, Inc.(b)	414	45,958
IDEXX Laboratories, Inc.(b)	89	42,118
Intuitive Surgical, Inc.(b)	378	86,710
		174,786

Health Care Supplies–0.20%
Align Technology, Inc.(b)	83	25,688

Hotels, Resorts & Cruise Lines–1.66%
Airbnb, Inc., Class A(b)	426	52,517
Booking Holdings, Inc.(b)	42	106,008
Marriott International, Inc., Class A	338	57,203
		215,728

Hypermarkets & Super Centers–1.77%
Costco Wholesale Corp.	474	229,501

Industrial Conglomerates–1.06%
Honeywell International, Inc.	720	137,866

Interactive Home Entertainment–0.74%
Activision Blizzard, Inc.	839	63,974
Electronic Arts, Inc.	296	32,838
		96,812

Interactive Media & Services–10.22%
Alphabet, Inc., Class A(b)	5,026	452,642
Alphabet, Inc., Class C(b)	5,025	453,757
Meta Platforms, Inc., Class A(b)	2,408	421,256
		1,327,655

Internet & Direct Marketing Retail–7.34%
Amazon.com, Inc.(b)	8,422	793,605
eBay, Inc.	585	26,852
JD.com, Inc., ADR (China)	521	23,153
MercadoLibre, Inc. (Brazil)(b)	54	65,880
PDD Holdings Inc., ADR (China)(b)	501	43,953
		953,443

IT Consulting & Other Services–0.26%
Cognizant Technology Solutions Corp., Class A	550	34,446

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco NASDAQ 100 Index Fund

	Shares	Value
Life Sciences Tools & Services–0.26%
Illumina, Inc.(b)	168	$33,466

Movies & Entertainment–1.49%
Netflix, Inc.(b)	476	153,334
Warner Bros Discovery, Inc.(b)	2,598	40,581
		193,915

Oil & Gas Equipment & Services–0.25%
Baker Hughes Co., Class A	1,072	32,803

Oil & Gas Exploration & Production–0.20%
Diamondback Energy, Inc.	189	26,570

Packaged Foods & Meats–1.13%
Kraft Heinz Co. (The)	1,311	51,050
Mondelez International, Inc., Class A	1,462	95,293
		146,343

Pharmaceuticals–0.33%
AstraZeneca PLC, ADR (United Kingdom)	654	42,628

Railroads–0.53%
CSX Corp.	2,252	68,663

Research & Consulting Services–0.46%
CoStar Group, Inc.(b)	436	30,808
Verisk Analytics, Inc.	168	28,746
		59,554

Restaurants–0.97%
Starbucks Corp.	1,230	125,571

Semiconductor Equipment–2.50%
Applied Materials, Inc.	922	107,090
ASML Holding N.V., New York Shares (Netherlands)	95	58,684
Enphase Energy, Inc.(b)	146	30,737
KLA Corp.	151	57,287
Lam Research Corp.	147	71,444
		325,242

Semiconductors–13.66%
Advanced Micro Devices, Inc.(b)	1,727	135,708
Analog Devices, Inc.	546	100,175
Broadcom, Inc.	434	257,922
GLOBALFOUNDRIES, Inc.(b)	583	38,093
Intel Corp.	4,420	110,191
Marvell Technology, Inc.	912	41,177
Microchip Technology, Inc.	592	47,970
Micron Technology, Inc.	1,161	67,129
NVIDIA Corp.	2,635	611,741
NXP Semiconductors N.V. (China)	277	49,439
QUALCOMM, Inc.	1,201	148,359
Texas Instruments, Inc.	971	166,478
		1,774,382

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value
Soft Drinks–2.81%
Keurig Dr Pepper, Inc.	1,516	$52,378

Monster Beverage Corp.(b)	559	56,884

PepsiCo, Inc.	1,474	255,783

		365,045

Systems Software–12.99%
Crowdstrike Holdings, Inc., Class A(b)	235	28,362

Fortinet, Inc.(b)	836	49,692

Microsoft Corp.	6,130	1,528,945

Palo Alto Networks, Inc.(b)	324	61,032

Zscaler, Inc.(b)	156	20,459

		1,688,490

Technology Hardware, Storage & Peripherals–11.99%
Apple, Inc.(d)	10,566	1,557,534

Trading Companies & Distributors–0.24%
Fastenal Co.	614	31,658

Trucking–0.31%
Old Dominion Freight Line, Inc.	119	40,372

Wireless Telecommunication Services–1.46%
T-Mobile US, Inc.(b)	1,333	189,526

Total Common Stocks & Other Equity Interests (Cost $12,763,706)		12,853,070

Money Market Funds–1.14%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(e)(f)	52,109	52,109

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(e)(f)	37,215	37,223

Invesco Treasury Portfolio, Institutional Class, 4.50%(e)(f)	59,553	59,553

Total Money Market Funds (Cost $148,881)		148,885

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $12,912,587)		13,001,955

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.14%
Invesco Private Government Fund, 4.58%(e)(f)(g)	5,173	5,173

Invesco Private Prime Fund, 4.83%(e)(f)(g)	12,563	12,565

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,738)		17,738

TOTAL INVESTMENTS IN SECURITIES–100.20% (Cost $12,930,325)		13,019,693

OTHER ASSETS LESS LIABILITIES–(0.20)%		(26,463)

NET ASSETS–100.00%		$12,993,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value February 28, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$207,032	$1,858,460	$(2,013,383)	$-	$-	$52,109	$1,783
Invesco Liquid Assets Portfolio, Institutional Class	147,886	1,327,471	(1,438,131)	(6)	3	37,223	1,499
Invesco Treasury Portfolio, Institutional Class	236,608	2,123,954	(2,301,009)	-	-	59,553	2,312
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,849	493,269	(519,945)	-	-	5,173	391	*
Invesco Private Prime Fund	81,896	1,242,673	(1,311,990)	(8)	(6)	12,565	1,057	*
Total	$705,271	$7,045,827	$(7,584,458)	$(14)	$(3)	$166,623	$7,042

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1H.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	5	March-2023	$120,723	$3,192	$3,192

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Information Technology	49.92%
Communication Services	15.85
Consumer Discretionary	15.68
Health Care	6.30
Consumer Staples	5.95
Industrials	3.56
Other Sectors, Each Less than 2% of Net Assets	1.66
Money Market Funds Plus Other Assets Less Liabilities	1.08

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco NASDAQ 100 Index Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 12,763,706)*	$12,853,070
Investments in affiliated money market funds, at value (Cost $ 166,619)	166,623
Receivable for:
Fund shares sold	13,420
Fund expenses absorbed	69,646
Dividends	12,616
Investment for trustee deferred compensation and retirement plans	10,544
Other assets	13,590
Total assets	13,139,509

Liabilities:
Other investments:
Variation margin payable - futures contracts	114
Payable for:
Investments purchased	17,623
Fund shares reacquired	4,789
Collateral upon return of securities loaned	17,738
Accrued fees to affiliates	21,234
Accrued trustees’ and officers’ fees and benefits	1,458
Accrued other operating expenses	72,779
Trustee deferred compensation and retirement plans	10,544
Total liabilities	146,279
Net assets applicable to shares outstanding	$12,993,230

Net assets consist of:
Shares of beneficial interest	$13,982,778
Distributable earnings (loss)	(989,548)
$12,993,230

Net Assets:
Class R6	$12,993,230

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class R6	521,791
Class R6:
Net asset value and offering price per share	$24.90

*	At February 28, 2023, security with a value of $17,029 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco NASDAQ 100 Index Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $101)	$51,404

Dividends from affiliated money market funds (includes net securities lending income of $744)	6,338

Total investment income	57,742

Expenses:
Advisory fees	8,146

Administrative services fees	688

Custodian fees	7,798

Transfer agent fees	1,362

Trustees’ and officers’ fees and benefits	6,818

Registration and filing fees	16,531

Licensing fees	2,523

Reports to shareholders	4,621

Professional services fees	31,669

Other	1,182

Total expenses	81,338

Less: Fees waived	(65,754)

Net expenses	15,584

Net investment income	42,158

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(643,547)

Affiliated investment securities	(3)

Futures contracts	(7,359)

(650,909)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	626,934

Affiliated investment securities	(14)

Futures contracts	2,574

629,494

Net realized and unrealized gain (loss)	(21,415)

Net increase in net assets resulting from operations	$20,743

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco NASDAQ 100 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28,	August 31,
	2023	2022
Operations:
Net investment income	$42,158	$33,709
Net realized gain (loss)	(650,909)	(428,736)
Change in net unrealized appreciation (depreciation)	629,494	(1,316,627)
Net increase (decrease) in net assets resulting from operations	20,743	(1,711,654)

Distributions to shareholders from distributable earnings:
Class R6	(43,579)	(56,806)
Share transactions-net:
Class R6	4,220,139	6,168,102
Net increase in net assets	4,197,303	4,399,642

Net assets:
Beginning of period	8,795,927	4,396,285
End of period	$12,993,230	$8,795,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco NASDAQ 100 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class R6
Six months ended 02/28/23	$25.23	$0.09	$(0.32)	$(0.23)	$(0.10)	$ –	$(0.10)	$24.90	(0.90)%	$12,993	0.29	%(d)	1.50	%(d)	0.77	%(d)	18%
Year ended 08/31/22	32.18	0.15	(6.81)	(6.66)	(0.14)	(0.15)	(0.29)	25.23	(20.86)	8,796	0.29		1.71		0.52		21
Period ended 08/31/21(e)	25.00	0.11	7.18	7.29	(0.11)	–	(0.11)	32.18	29.24	4,396	0.29	(d)	5.30	(d)	0.46	(d)	6

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date of October 13, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco NASDAQ 100 Index Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco NASDAQ 100 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek to track the investment results (before fees and expenses) of the NASDAQ-100 Index® (the “Underlying Index”).

The Fund currently consists of one class of shares, Class R6. Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

11	Invesco NASDAQ 100 Index Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

I.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference

12	Invesco NASDAQ 100 Index Fund

between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

J.

Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

K.

Other Risks – The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

L.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.150%

Over $ 2 billion	0.140%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.15%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class R6 shares to 0.29% of the Fund’s average daily net assets (the “expense limit”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $65,590 and reimbursed Fund expenses of $164.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Trust has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Trust and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Trust, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master distribution agreement with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Fund’s shares. The Fund does not pay a distribution fee to IDI under the agreement.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

13	Invesco NASDAQ 100 Index Fund

Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$12,853,070	$ –	$–	$12,853,070

Money Market Funds	148,885	17,738	–	166,623

Total Investments in Securities	13,001,955	17,738	–	13,019,693

Other Investments - Assets*

Futures Contracts	3,192	–	–	3,192

Total Investments	$13,005,147	$17,738	$–	$13,022,885

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value

Equity
Derivative Assets	Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$3,192

Derivatives not subject to master netting agreements	(3,192)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations

Equity
Risk

Realized Gain (Loss):
Futures contracts	$ (7,359)

Change in Net Unrealized Appreciation:
Futures contracts	2,574

Total	$(4,785)

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$196,199

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

14	Invesco NASDAQ 100 Index Fund

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$23,554	$28,228	$51,782

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $6,146,218 and $1,919,733, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$386,609

Aggregate unrealized (depreciation) of investments	(683,279)

Net unrealized appreciation (depreciation) of investments	$(296,670)

Cost of investments for tax purposes is $13,319,555.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class R6	240,760	$5,864,203	269,443	$7,704,101

Issued as reinvestment of dividends:
Class R6	1,546	37,187	1,103	33,119

Reacquired:
Class R6	(69,080)	(1,681,251)	(58,592)	(1,569,118)

Net increase in share activity	173,226	$4,220,139	211,954	$6,168,102

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 8% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

15	Invesco NASDAQ 100 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class R6	$1,000.00	$991.00	$1.43	$1,023.36	$1.45	0.29%

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco NASDAQ 100 Index Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	NDQ-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco S&P 500 Index Fund

Nasdaq:

A: SPIAX ∎ C: SPICX ∎ Y: SPIDX ∎ R6: SPISX

2	Fund Performance
4	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
23	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.99%
Class C Shares	0.63
Class Y Shares	1.11
Class R6 Shares	1.16
S&P 500 Index▼ (Broad Market/Style-Specific Index)	1.26
Lipper S&P 500 Objective Funds Index∎ (Peer Group Index)	1.14
Source(s): ▼RIMES Technologies Corp.; ∎ Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Lipper S&P 500 Objective Funds Index is an unmanaged index considered representative of S&P 500 funds tracked by Lipper.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

    Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco S&P 500 Index Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (9/26/97)	6.94%
10 Years	11.00
5 Years	8.01
1 Year	-13.22

Class C Shares
Inception (9/26/97)	6.92%
10 Years	10.97
5 Years	8.44
1 Year	-9.77

Class Y Shares
Inception (9/26/97)	7.44%
10 Years	11.90
5 Years	9.50
1 Year	-7.95

Class R6 Shares
10 Years	11.84%
5 Years	9.57
1 Year	-7.88

Effective June 1, 2010, Class A, Class C and Class I shares of the predecessor fund, Morgan Stanley S&P 500 Index Fund, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class C and Class Y shares, respectively, of Invesco S&P 500 Index Fund. Returns shown above, prior to June 1, 2010, for Class A, Class C and Class Y shares are those for Class A, Class C and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R6 shares do not have a front-end sales charge or a

CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco S&P 500 Index Fund

Schedule of Investments(a)

February 28, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests-98.01%
Advertising-0.10%
Interpublic Group of Cos., Inc. (The)	23,863	$848,091

Omnicom Group, Inc.	12,559	1,137,469

		1,985,560

Aerospace & Defense-1.78%
Boeing Co. (The)(b)	34,458	6,945,010

General Dynamics Corp.	13,792	3,143,335

Howmet Aerospace, Inc.	22,798	961,619

Huntington Ingalls Industries, Inc.	2,498	537,569

L3Harris Technologies, Inc.	11,732	2,477,681

Lockheed Martin Corp.	14,346	6,803,734

Northrop Grumman Corp.	8,893	4,127,330

Raytheon Technologies Corp.	90,421	8,869,396

Textron, Inc.	12,841	931,358

TransDigm Group, Inc.	3,195	2,376,665

		37,173,697

Agricultural & Farm Machinery-0.34%
Deere & Co.	16,893	7,082,221

Agricultural Products-0.13%
Archer-Daniels-Midland Co.	33,788	2,689,525

Air Freight & Logistics-0.62%
C.H. Robinson Worldwide, Inc.	7,241	723,810

Expeditors International of Washington, Inc.	9,788	1,023,433

FedEx Corp.	14,725	2,992,415

United Parcel Service, Inc., Class B	44,970	8,206,575

		12,946,233

Airlines-0.23%
Alaska Air Group, Inc.(b)(c)	7,635	365,182

American Airlines Group, Inc.(b)	38,654	617,691

Delta Air Lines, Inc.(b)	39,438	1,512,053

Southwest Airlines Co.	36,521	1,226,375

United Airlines Holdings, Inc.(b)	20,108	1,044,812

		4,766,113

Alternative Carriers-0.01%
Lumen Technologies, Inc.(c)	55,864	189,938

Apparel Retail-0.38%
Ross Stores, Inc.	21,420	2,367,767

TJX Cos., Inc. (The)	71,414	5,470,312

		7,838,079

Apparel, Accessories & Luxury Goods-0.07%
Ralph Lauren Corp.(c)	2,527	298,666

Tapestry, Inc.	14,821	644,862

VF Corp.	20,314	504,193

		1,447,721

Application Software-2.08%
Adobe, Inc.(b)	28,595	9,263,350

ANSYS, Inc.(b)	5,291	1,606,401

	Shares	Value

Application Software-(continued)
Autodesk, Inc.(b)	13,335	$2,649,531

Cadence Design Systems, Inc.(b)	16,801	3,241,585

Ceridian HCM Holding, Inc.(b)	9,386	684,521

Intuit, Inc.	17,301	7,044,621

Paycom Software, Inc.(b)	2,990	864,289

PTC, Inc.(b)	6,381	799,731

Roper Technologies, Inc.	6,541	2,813,938

salesforce.com, inc.(b)	61,508	10,063,324

Synopsys, Inc.(b)	9,406	3,421,527

Tyler Technologies, Inc.(b)	2,561	822,721

		43,275,539

Asset Management & Custody Banks-0.80%
Ameriprise Financial, Inc.	6,546	2,244,427

Bank of New York Mellon Corp. (The)	45,354	2,307,612

BlackRock, Inc.	9,247	6,375,159

Franklin Resources, Inc.	16,776	494,389

Invesco Ltd.(d)	27,899	492,696

Northern Trust Corp.	12,931	1,231,936

State Street Corp.	22,569	2,001,419

T. Rowe Price Group, Inc.	13,894	1,560,018

		16,707,656

Auto Parts & Equipment-0.13%
Aptiv PLC(b)	16,666	1,937,922

BorgWarner, Inc.	14,313	719,658

		2,657,580

Automobile Manufacturers-1.93%
Ford Motor Co.	243,017	2,933,215

General Motors Co.	87,384	3,385,256

Tesla, Inc.(b)	165,093	33,961,281

		40,279,752

Automotive Retail-0.35%
Advance Auto Parts, Inc.	3,814	552,878

AutoZone, Inc.(b)	1,167	2,901,792

CarMax, Inc.(b)(c)	9,679	668,238

O’Reilly Automotive, Inc.(b)	3,849	3,195,055

		7,317,963

Biotechnology-2.22%
AbbVie, Inc.	108,776	16,740,626

Amgen, Inc.	32,819	7,602,850

Biogen, Inc.(b)(c)	8,904	2,402,833

Gilead Sciences, Inc.	77,131	6,211,359

Incyte Corp.(b)	11,406	878,034

Moderna, Inc.(b)	20,322	2,820,897

Regeneron Pharmaceuticals, Inc.(b)	6,571	4,996,720

Vertex Pharmaceuticals, Inc.(b)	15,788	4,583,099

		46,236,418

Brewers-0.03%
Molson Coors Beverage Co., Class B	11,246	598,175

Broadcasting-0.08%
Fox Corp., Class A	18,847	660,022

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco S&P 500 Index Fund

	Shares	Value

Broadcasting-(continued)
Fox Corp., Class B	8,644	$278,769

Paramount Global, Class B(c)	30,969	663,356

		1,602,147

Building Products-0.46%
A.O. Smith Corp.	8,256	541,841

Allegion PLC	5,355	603,562

Carrier Global Corp.	51,730	2,329,402

Johnson Controls International PLC	42,597	2,671,684

Masco Corp.	13,872	727,309

Trane Technologies PLC	14,180	2,622,875

		9,496,673

Cable & Satellite-0.60%
Charter Communications, Inc., Class A(b)(c)	6,607	2,428,799

Comcast Corp., Class A	265,343	9,862,799

DISH Network Corp., Class A(b)	14,906	170,078

		12,461,676

Casinos & Gaming-0.16%
Caesars Entertainment, Inc.(b)	12,960	657,850

Las Vegas Sands Corp.(b)	20,523	1,179,457

MGM Resorts International	19,605	843,211

Wynn Resorts Ltd.(b)	6,282	680,780

		3,361,298

Commodity Chemicals-0.19%
Dow, Inc.	43,287	2,476,016

LyondellBasell Industries N.V., Class A	15,939	1,529,985

		4,006,001

Communications Equipment-0.87%
Arista Networks, Inc.(b)	15,116	2,096,589

Cisco Systems, Inc.	252,549	12,228,423

F5, Inc.(b)	3,681	526,309

Juniper Networks, Inc.	19,715	606,828

Motorola Solutions, Inc.	10,238	2,690,649

		18,148,798

Computer & Electronics Retail-0.05%
Best Buy Co., Inc.	12,316	1,023,583

Construction & Engineering-0.07%
Quanta Services, Inc.	8,789	1,418,545

Construction Machinery & Heavy Trucks-0.64%
Caterpillar, Inc.	32,009	7,667,756

Cummins, Inc.	8,633	2,098,510

PACCAR, Inc.	32,086	2,316,609

Wabtec Corp.	11,326	1,181,641

		13,264,516

Construction Materials-0.14%
Martin Marietta Materials, Inc.	3,782	1,361,029

Vulcan Materials Co.	8,175	1,478,939

		2,839,968

Consumer Electronics-0.04%
Garmin Ltd.	9,533	935,473

Consumer Finance-0.57%
American Express Co.	36,785	6,400,222

	Shares	Value

Consumer Finance-(continued)
Capital One Financial Corp.	23,478	$2,560,980

Discover Financial Services	17,089	1,913,968

Synchrony Financial	27,712	989,596

		11,864,766

Copper-0.17%
Freeport-McMoRan, Inc.	87,915	3,601,877

Data Processing & Outsourced Services-3.12%
Automatic Data Processing, Inc.	25,464	5,597,497

Broadridge Financial Solutions, Inc.	7,236	1,018,684

Fidelity National Information Services, Inc.	36,497	2,312,815

Fiserv, Inc.(b)	39,225	4,514,405

FleetCor Technologies, Inc.(b)	4,536	974,287

Global Payments, Inc.	16,632	1,866,110

Jack Henry & Associates, Inc.	4,419	725,777

Mastercard, Inc., Class A	52,213	18,550,757

Paychex, Inc.	19,945	2,201,928

PayPal Holdings, Inc.(b)	70,120	5,160,832

Visa, Inc., Class A(c)	100,566	22,118,486

		65,041,578

Distillers & Vintners-0.14%
Brown-Forman Corp., Class B	11,247	729,593

Constellation Brands, Inc., Class A	9,964	2,228,947

		2,958,540

Distributors-0.16%
Genuine Parts Co.	8,633	1,526,832

LKQ Corp.	16,008	917,098

Pool Corp.	2,430	867,170

		3,311,100

Diversified Banks-2.95%
Bank of America Corp.	429,229	14,722,555

Citigroup, Inc.	119,357	6,050,206

JPMorgan Chase & Co.	180,416	25,862,633

U.S. Bancorp	83,293	3,975,575

Wells Fargo & Co.	234,375	10,961,719

		61,572,688

Diversified Support Services-0.20%
Cintas Corp.	5,346	2,344,060

Copart, Inc.(b)	26,358	1,857,185

		4,201,245

Drug Retail-0.08%
Walgreens Boots Alliance, Inc.	44,150	1,568,649

Electric Utilities-1.79%
Alliant Energy Corp.	15,177	778,125

American Electric Power Co., Inc.	31,607	2,780,468

Constellation Energy Corp.	20,114	1,506,337

Duke Energy Corp.	47,279	4,456,518

Edison International	23,489	1,555,207

Entergy Corp.	12,714	1,307,889

Evergy, Inc.	13,900	817,459

Eversource Energy	21,424	1,614,513

Exelon Corp.	60,800	2,455,712

FirstEnergy Corp.	33,291	1,316,326

NextEra Energy, Inc.	122,226	8,681,713

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco S&P 500 Index Fund

	Shares	Value

Electric Utilities-(continued)
NRG Energy, Inc.	14,616	$479,259

PG&E Corp.(b)	98,530	1,539,038

Pinnacle West Capital Corp.	6,839	503,897

PPL Corp.	45,168	1,222,698

Southern Co. (The)	66,962	4,222,624

Xcel Energy, Inc.	33,660	2,173,426

		37,411,209

Electrical Components & Equipment-0.57%
AMETEK, Inc.	14,024	1,985,238

Eaton Corp. PLC	24,568	4,297,680

Emerson Electric Co.	36,370	3,008,163

Generac Holdings, Inc.(b)(c)	3,825	459,038

Rockwell Automation, Inc.	7,043	2,077,192

		11,827,311

Electronic Components-0.21%
Amphenol Corp., Class A	36,604	2,837,542

Corning, Inc.	46,821	1,589,573

		4,427,115

Electronic Equipment & Instruments-0.23%
Keysight Technologies, Inc.(b)	11,094	1,774,596

Teledyne Technologies, Inc.(b)	2,882	1,239,462

Trimble, Inc.(b)	15,216	792,145

Zebra Technologies Corp., Class A(b)	3,191	958,098

		4,764,301

Electronic Manufacturing Services-0.12%
TE Connectivity Ltd.	19,739	2,513,169

Environmental & Facilities Services-0.27%
Republic Services, Inc.	12,660	1,632,254

Rollins, Inc.	13,722	483,014

Waste Management, Inc.	22,976	3,440,886

		5,556,154

Fertilizers & Agricultural Chemicals-0.28%
CF Industries Holdings, Inc.	12,221	1,049,662

Corteva, Inc.	44,075	2,745,432

FMC Corp.	7,683	992,259

Mosaic Co. (The)	21,175	1,126,298

		5,913,651

Financial Exchanges & Data-1.14%
Cboe Global Markets, Inc.	6,366	803,198

CME Group, Inc., Class A	22,120	4,100,163

FactSet Research Systems, Inc.	2,344	971,705

Intercontinental Exchange, Inc.	34,356	3,497,441

MarketAxess Holdings, Inc.	2,269	774,750

Moody’s Corp.	9,690	2,811,554

MSCI, Inc.	4,920	2,568,978

Nasdaq, Inc.(c)	21,287	1,193,349

S&P Global, Inc.	20,482	6,988,459

		23,709,597

Food Distributors-0.11%
Sysco Corp.	30,988	2,310,775

Food Retail-0.08%
Kroger Co. (The)	40,398	1,742,770

	Shares	Value

Footwear-0.44%
NIKE, Inc., Class B	77,376	$9,191,495

Gas Utilities-0.05%
Atmos Energy Corp.(c)	8,455	953,809

General Merchandise Stores-0.46%
Dollar General Corp.	13,875	3,001,162

Dollar Tree, Inc.(b)	12,945	1,880,650

Target Corp.	28,310	4,770,235

		9,652,047

Gold-0.10%
Newmont Corp.	48,821	2,129,084

Health Care Distributors-0.31%
AmerisourceBergen Corp.	9,962	1,549,689

Cardinal Health, Inc.	16,124	1,220,748

Henry Schein, Inc.(b)	8,406	658,274

McKesson Corp.	8,721	3,050,693

		6,479,404

Health Care Equipment-2.59%
Abbott Laboratories	107,158	10,900,112

Baxter International, Inc.	31,424	1,255,389

Becton, Dickinson and Co.	17,511	4,107,205

Boston Scientific Corp.(b)	88,107	4,116,359

DexCom, Inc.(b)	23,874	2,650,253

Edwards Lifesciences Corp.(b)	37,850	3,044,654

GE HealthCare Technologies, Inc.(b)(c)	22,402	1,702,552

Hologic, Inc.(b)	15,131	1,205,033

IDEXX Laboratories, Inc.(b)	5,142	2,433,400

Intuitive Surgical, Inc.(b)	21,736	4,986,021

Medtronic PLC	81,872	6,779,001

ResMed, Inc.	9,010	1,919,130

STERIS PLC	6,070	1,141,342

Stryker Corp.	20,716	5,445,822

Teleflex, Inc.	2,841	676,811

Zimmer Biomet Holdings, Inc.	12,908	1,598,914

		53,961,998

Health Care Facilities-0.18%
HCA Healthcare, Inc.	13,042	3,175,075

Universal Health Services, Inc., Class B	4,082	545,233

		3,720,308

Health Care REITs-0.20%
Healthpeak Properties, Inc.	32,696	786,666

Ventas, Inc.	24,264	1,180,443

Welltower, Inc.	29,064	2,154,224

		4,121,333

Health Care Services-0.71%
Cigna Group (The)	18,805	5,492,940

CVS Health Corp.	80,819	6,751,619

DaVita, Inc.(b)	3,380	278,039

Laboratory Corp. of America Holdings	5,450	1,304,512

Quest Diagnostics, Inc.	7,005	969,212

		14,796,322

Health Care Supplies-0.14%
Align Technology, Inc.(b)	4,446	1,376,037

Cooper Cos., Inc. (The)	2,990	977,640

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco S&P 500 Index Fund

	Shares	Value

Health Care Supplies-(continued)
DENTSPLY SIRONA, Inc.	13,048	$496,738

		2,850,415

Home Furnishings-0.02%
Mohawk Industries, Inc.(b)	3,259	335,188

Home Improvement Retail-1.27%
Home Depot, Inc. (The)	63,031	18,691,213

Lowe’s Cos., Inc.	38,178	7,855,123

		26,546,336

Homebuilding-0.24%
D.R. Horton, Inc.	19,458	1,799,476

Lennar Corp., Class A	15,670	1,515,916

NVR, Inc.(b)	185	957,119

PulteGroup, Inc.	14,013	766,091

		5,038,602

Hotel & Resort REITs-0.03%
Host Hotels & Resorts, Inc.	43,288	727,238

Hotels, Resorts & Cruise Lines-0.68%
Booking Holdings, Inc.(b)	2,386	6,022,264

Carnival Corp.(b)(c)	60,921	646,981

Expedia Group, Inc.(b)	9,107	992,390

Hilton Worldwide Holdings, Inc.	16,635	2,403,924

Marriott International, Inc., Class A	16,549	2,800,752

Norwegian Cruise Line Holdings Ltd.(b)(c)	24,951	369,774

Royal Caribbean Cruises Ltd.(b)(c)	13,594	960,280

		14,196,365

Household Appliances-0.02%
Whirlpool Corp.	3,419	471,754

Household Products-1.38%
Church & Dwight Co., Inc.	14,999	1,256,616

Clorox Co. (The)	7,460	1,159,582

Colgate-Palmolive Co.	51,372	3,765,568

Kimberly-Clark Corp.	20,808	2,602,040

Procter & Gamble Co. (The)	145,755	20,050,058

		28,833,864

Housewares & Specialties-0.02%
Newell Brands, Inc.	22,601	332,009

Human Resource & Employment Services-0.03%
Robert Half International, Inc.	6,646	535,800

Hypermarkets & Super Centers-1.22%
Costco Wholesale Corp.	27,223	13,180,832

Walmart, Inc.	86,813	12,338,732

		25,519,564

Independent Power Producers & Energy Traders-0.05%
AES Corp. (The)(c)	40,421	997,590

Industrial Conglomerates-0.83%
3M Co.	33,840	3,645,922

General Electric Co.	67,207	5,693,105

Honeywell International, Inc.	41,353	7,918,272

		17,257,299

	Shares	Value

Industrial Gases-0.70%
Air Products and Chemicals, Inc.	13,669	$3,909,061

Linde PLC (United Kingdom)	30,408	10,593,235

		14,502,296

Industrial Machinery-0.87%
Dover Corp.	8,728	1,308,327

Fortive Corp.	21,740	1,449,188

IDEX Corp.	4,609	1,036,933

Illinois Tool Works, Inc.	17,317	4,037,632

Ingersoll Rand, Inc.	24,709	1,434,852

Nordson Corp.	3,252	714,269

Otis Worldwide Corp.	25,764	2,180,150

Parker-Hannifin Corp.	7,898	2,778,911

Pentair PLC	10,032	561,190

Snap-on, Inc.(c)	3,241	805,972

Stanley Black & Decker, Inc.	9,183	786,157

Xylem, Inc.	10,930	1,121,964

		18,215,545

Industrial REITs-0.34%
Prologis, Inc.	56,634	6,988,636

Insurance Brokers-0.65%
Aon PLC, Class A	12,723	3,868,428

Arthur J. Gallagher & Co.	12,969	2,429,742

Brown & Brown, Inc.	14,215	797,035

Marsh & McLennan Cos., Inc.	30,609	4,962,943

Willis Towers Watson PLC	6,658	1,560,369

		13,618,517

Integrated Oil & Gas-2.30%
Chevron Corp.	109,420	17,591,454

Exxon Mobil Corp.(e)	253,307	27,840,972

Occidental Petroleum Corp.	44,725	2,619,096

		48,051,522

Integrated Telecommunication Services-0.88%
AT&T, Inc.	438,791	8,297,538

Verizon Communications, Inc.	258,321	10,025,438

		18,322,976

Interactive Home Entertainment-0.30%
Activision Blizzard, Inc.	43,660	3,329,075

Electronic Arts, Inc.	16,199	1,797,117

Take-Two Interactive Software, Inc.(b)	9,792	1,072,714

		6,198,906

Interactive Media & Services-4.19%
Alphabet, Inc., Class A(b)	367,652	33,110,739

Alphabet, Inc., Class C(b)	325,674	29,408,362

Match Group, Inc.(b)	17,161	710,809

Meta Platforms, Inc., Class A(b)	138,311	24,196,126

		87,426,036

Internet & Direct Marketing Retail-2.59%
Amazon.com, Inc.(b)	545,908	51,440,911

eBay, Inc.	33,974	1,559,406

Etsy, Inc.(b)	7,685	933,036

		53,933,353

Internet Services & Infrastructure-0.09%
Akamai Technologies, Inc.(b)	9,851	715,183

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco S&P 500 Index Fund

	Shares	Value

Internet Services & Infrastructure-(continued)
VeriSign, Inc.(b)	5,673	$1,116,616

		1,831,799

Investment Banking & Brokerage-1.14%
Charles Schwab Corp. (The)	93,646	7,296,896

Goldman Sachs Group, Inc. (The)	20,829	7,324,518

Morgan Stanley	81,085	7,824,702

Raymond James Financial, Inc.(c)	11,825	1,282,540

		23,728,656

IT Consulting & Other Services-1.08%
Accenture PLC, Class A	38,756	10,291,656

Cognizant Technology Solutions Corp., Class A	31,845	1,994,452

DXC Technology Co.(b)	14,863	412,300

EPAM Systems, Inc.(b)	3,585	1,102,925

Gartner, Inc.(b)	4,861	1,593,485

International Business Machines Corp.	55,611	7,190,502

		22,585,320

Leisure Products-0.02%
Hasbro, Inc.	7,861	432,434

Life & Health Insurance-0.47%
Aflac, Inc.	34,803	2,371,824

Globe Life, Inc.	5,632	685,358

Lincoln National Corp.	10,294	326,526

MetLife, Inc.	40,538	2,907,791

Principal Financial Group, Inc.	13,996	1,253,482

Prudential Financial, Inc.	22,914	2,291,400

		9,836,381

Life Sciences Tools & Services-1.80%
Agilent Technologies, Inc.	18,208	2,584,990

Bio-Rad Laboratories, Inc., Class A(b)	1,291	616,891

Bio-Techne Corp.	9,530	692,259

Charles River Laboratories International, Inc.(b)	3,061	671,400

Danaher Corp.	40,298	9,974,964

Illumina, Inc.(b)	9,797	1,951,562

IQVIA Holdings, Inc.(b)	11,424	2,381,561

Mettler-Toledo International, Inc.(b)	1,371	1,965,616

PerkinElmer, Inc.	7,651	953,085

Thermo Fisher Scientific, Inc.	24,123	13,068,877

Waters Corp.(b)	3,700	1,150,293

West Pharmaceutical Services, Inc.	4,491	1,423,782

		37,435,280

Managed Health Care-1.99%
Centene Corp.(b)	35,055	2,397,762

Elevance Health, Inc.	14,714	6,910,724

Humana, Inc.	7,786	3,854,226

Molina Healthcare, Inc.(b)	3,541	974,943

UnitedHealth Group, Inc.	57,470	27,352,272

		41,489,927

Metal & Glass Containers-0.05%
Ball Corp.	19,637	1,103,796

Movies & Entertainment-1.09%
Live Nation Entertainment, Inc.(b)(c)	8,785	633,047

Netflix, Inc.(b)	27,372	8,817,342

	Shares	Value

Movies & Entertainment-(continued)
Walt Disney Co. (The)(b)	112,133	$11,169,568

Warner Bros Discovery, Inc.(b)	137,277	2,144,267

		22,764,224

Multi-line Insurance-0.23%
American International Group, Inc.	45,699	2,792,666

Assurant, Inc.	3,465	441,406

Hartford Financial Services Group, Inc. (The)	19,565	1,531,548

		4,765,620

Multi-Sector Holdings-1.62%
Berkshire Hathaway, Inc., Class B(b)	110,820	33,820,048

Multi-Utilities-0.80%
Ameren Corp.	15,901	1,315,172

CenterPoint Energy, Inc.	38,125	1,060,638

CMS Energy Corp.	17,567	1,035,926

Consolidated Edison, Inc.	21,827	1,950,242

Dominion Energy, Inc.	51,057	2,839,790

DTE Energy Co.	12,003	1,316,849

NiSource, Inc.	24,683	677,055

Public Service Enterprise Group, Inc.	30,656	1,852,542

Sempra Energy	19,334	2,899,327

WEC Energy Group, Inc.	19,402	1,720,181

		16,667,722

Office REITs-0.09%
Alexandria Real Estate Equities, Inc.(c)	9,184	1,375,580

Boston Properties, Inc.	8,617	564,241

		1,939,821

Oil & Gas Equipment & Services-0.41%
Baker Hughes Co., Class A	62,050	1,898,730

Halliburton Co.	55,852	2,023,518

Schlumberger Ltd.	87,219	4,640,923

		8,563,171

Oil & Gas Exploration & Production-1.18%

APA Corp.	19,776	759,003

ConocoPhillips	76,644	7,921,158

Coterra Energy, Inc.	49,013	1,223,855

Devon Energy Corp.(c)	40,158	2,165,319

Diamondback Energy, Inc.	10,902	1,532,603

EOG Resources, Inc.	36,092	4,079,118

EQT Corp.	22,757	755,077

Hess Corp.	17,067	2,298,925

Marathon Oil Corp.	39,062	982,409

Pioneer Natural Resources Co.	14,637	2,933,401

		24,650,868

Oil & Gas Refining & Marketing-0.46%
Marathon Petroleum Corp.	28,826	3,562,893

Phillips 66	29,262	3,001,111

Valero Energy Corp.	23,712	3,123,582

		9,687,586

Oil & Gas Storage & Transportation-0.34%
Kinder Morgan, Inc.	121,594	2,074,394

ONEOK, Inc.	27,492	1,799,351

Targa Resources Corp.	13,958	1,034,288

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco S&P 500 Index Fund

	Shares	Value

Oil & Gas Storage & Transportation-(continued)
Williams Cos., Inc. (The)	75,614	$2,275,981

		7,184,014

Packaged Foods & Meats-0.96%
Campbell Soup Co.	12,256	643,685

Conagra Brands, Inc.	29,081	1,058,839

General Mills, Inc.	36,568	2,907,522

Hershey Co. (The)	9,101	2,168,950

Hormel Foods Corp.	17,805	790,186

JM Smucker Co. (The)	6,569	971,489

Kellogg Co.	15,512	1,022,861

Kraft Heinz Co. (The)	48,851	1,902,258

Lamb Weston Holdings, Inc.	8,718	877,380

McCormick & Co., Inc.	15,414	1,145,569

Mondelez International, Inc., Class A	84,056	5,478,770

Tyson Foods, Inc., Class A	17,599	1,042,565

		20,010,074

Paper Packaging-0.21%
Amcor PLC	91,526	1,019,600

Avery Dennison Corp.	5,018	914,229

International Paper Co.	22,544	820,376

Packaging Corp. of America(c)	5,758	787,234

Sealed Air Corp.	8,981	436,656

WestRock Co.	15,733	494,016

		4,472,111

Personal Products-0.17%
Estee Lauder Cos., Inc. (The), Class A	14,225	3,457,386

Pharmaceuticals-4.13%
Bristol-Myers Squibb Co.	130,776	9,018,313

Catalent, Inc.(b)	10,857	740,665

Eli Lilly and Co.	48,508	15,096,660

Johnson & Johnson	160,811	24,645,894

Merck & Co., Inc.	155,947	16,567,809

Organon & Co.	15,135	370,656

Pfizer, Inc.	345,262	14,007,279

Viatris, Inc.	74,590	850,326

Zoetis, Inc.	28,682	4,789,894

		86,087,496

Property & Casualty Insurance-0.94%
Allstate Corp. (The)	16,313	2,100,788

Arch Capital Group Ltd.(b)	22,630	1,584,100

Chubb Ltd.	25,613	5,404,855

Cincinnati Financial Corp.	9,764	1,178,515

Loews Corp.	11,846	723,672

Progressive Corp. (The)	35,967	5,161,984

Travelers Cos., Inc. (The)	14,415	2,668,505

W.R. Berkley Corp.	12,699	840,547

		19,662,966

Publishing-0.03%
News Corp., Class A	23,462	402,373

News Corp., Class B	7,115	122,805

		525,178

Railroads-0.72%
CSX Corp.	129,315	3,942,814

Norfolk Southern Corp.	14,240	3,201,437

	Shares	Value

Railroads-(continued)
Union Pacific Corp.	37,815	$7,838,293

		14,982,544

Real Estate Services-0.08%
CBRE Group, Inc., Class A(b)	19,434	1,654,611

Regional Banks-0.95%
Citizens Financial Group, Inc.	30,293	1,265,036

Comerica, Inc.	7,806	547,201

Fifth Third Bancorp	42,219	1,532,550

First Republic Bank	11,252	1,384,108

Huntington Bancshares, Inc.	88,739	1,359,481

KeyCorp	57,385	1,049,572

M&T Bank Corp.	10,770	1,672,473

PNC Financial Services Group, Inc. (The)	24,807	3,917,521

Regions Financial Corp.	56,907	1,327,071

Signature Bank	3,804	437,650

SVB Financial Group(b)	3,561	1,025,960

Truist Financial Corp.	81,607	3,831,449

Zions Bancorporation N.A.	9,582	485,041

		19,835,113

Reinsurance-0.04%
Everest Re Group Ltd.	2,386	916,152

Research & Consulting Services-0.32%
CoStar Group, Inc.(b)	25,014	1,767,489

Equifax, Inc.(c)	7,531	1,525,254

Jacobs Solutions, Inc.	7,778	929,471

Leidos Holdings, Inc.	8,506	825,677

Verisk Analytics, Inc.	9,771	1,671,916

		6,719,807

Residential REITs-0.36%
AvalonBay Communities, Inc.	8,605	1,484,535

Camden Property Trust	6,479	743,530

Equity Residential	20,716	1,295,164

Essex Property Trust, Inc.	3,956	902,205

Invitation Homes, Inc.	35,561	1,111,637

Mid-America Apartment Communities, Inc.	6,992	1,119,419

UDR, Inc.(c)	18,822	806,335

		7,462,825

Restaurants-1.23%
Chipotle Mexican Grill, Inc.(b)	1,706	2,543,782

Darden Restaurants, Inc.	7,528	1,076,429

Domino’s Pizza, Inc.	2,206	648,586

McDonald’s Corp.	45,050	11,889,146

Starbucks Corp.	70,492	7,196,528

Yum! Brands, Inc.	17,498	2,225,046

		25,579,517

Retail REITs-0.32%
Federal Realty Investment Trust	4,496	480,083

Kimco Realty Corp.	37,385	770,505

Realty Income Corp.	38,575	2,466,871

Regency Centers Corp.	9,199	578,617

Simon Property Group, Inc.	20,109	2,455,108

		6,751,184

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco S&P 500 Index Fund

	Shares	Value

Semiconductor Equipment–0.83%
Applied Materials, Inc.	52,916	$6,146,193

Enphase Energy, Inc.(b)	8,366	1,761,294

KLA Corp.	8,697	3,299,468

Lam Research Corp.	8,388	4,076,652

SolarEdge Technologies, Inc.(b)	3,437	1,092,691

Teradyne, Inc.	9,883	999,567

		17,375,865

Semiconductors–4.98%
Advanced Micro Devices, Inc.(b)	99,175	7,793,172

Analog Devices, Inc.	31,636	5,804,257

Broadcom, Inc.	24,911	14,804,358

First Solar, Inc.(b)	6,098	1,031,416

Intel Corp.	253,843	6,328,306

Microchip Technology, Inc.	33,707	2,731,278

Micron Technology, Inc.	66,870	3,866,423

Monolithic Power Systems, Inc.	2,745	1,329,376

NVIDIA Corp.	153,155	35,556,465

NXP Semiconductors N.V. (China)	15,939	2,844,793

ON Semiconductor Corp.(b)	26,428	2,045,791

Qorvo, Inc.(b)	6,236	629,150

QUALCOMM, Inc.	68,873	8,507,882

Skyworks Solutions, Inc.	9,859	1,099,969

Texas Instruments, Inc.	55,823	9,570,853

		103,943,489

Soft Drinks–1.59%
Coca-Cola Co. (The)	239,393	14,246,278

Keurig Dr Pepper, Inc.	52,108	1,800,331

Monster Beverage Corp.(b)	23,589	2,400,417

PepsiCo, Inc.	84,740	14,704,932

		33,151,958

Specialized REITs–1.21%
American Tower Corp.	28,639	5,670,808

Crown Castle, Inc.	26,636	3,482,657

Digital Realty Trust, Inc.	17,701	1,844,975

Equinix, Inc.	5,692	3,917,633

Extra Space Storage, Inc.	8,117	1,336,464

Iron Mountain, Inc.(c)	17,554	925,974

Public Storage	9,689	2,896,527

SBA Communications Corp., Class A	6,595	1,710,413

VICI Properties, Inc.	59,238	1,986,250

Weyerhaeuser Co.	45,305	1,415,781

		25,187,482

Specialty Chemicals–0.69%
Albemarle Corp.	7,206	1,832,558

Celanese Corp.	6,135	713,071

DuPont de Nemours, Inc.	30,927	2,258,599

Eastman Chemical Co.	7,380	628,776

Ecolab, Inc.	15,113	2,408,559

International Flavors & Fragrances, Inc.(c)	15,682	1,461,562

PPG Industries, Inc.	14,391	1,900,476

Sherwin-Williams Co. (The)	14,624	3,237,022

		14,440,623

Specialty Stores–0.18%
Bath & Body Works, Inc.	14,505	592,819

Tractor Supply Co.	6,899	1,609,261

	Shares	Value

Specialty Stores–(continued)
Ulta Beauty, Inc.(b)	3,177	$1,648,228

		3,850,308

Steel–0.19%
Nucor Corp.	15,780	2,642,203

Steel Dynamics, Inc.	10,342	1,304,230

		3,946,433

Systems Software–6.28%
Fortinet, Inc.(b)	39,883	2,370,646

Gen Digital, Inc.	35,275	688,215

Microsoft Corp.	458,508	114,361,065

Oracle Corp.	94,526	8,261,573

ServiceNow, Inc.(b)	12,425	5,369,712

		131,051,211

Technology Distributors–0.08%
CDW Corp.	8,227	1,665,309

Technology Hardware, Storage & Peripherals–6.75%
Apple, Inc.	919,765	135,582,559

Hewlett Packard Enterprise Co.	78,086	1,218,921

HP, Inc.	54,449	1,607,334

NetApp, Inc.	13,350	861,743

Seagate Technology Holdings PLC	12,274	792,409

Western Digital Corp.(b)	18,970	729,966

		140,792,932

Tobacco–0.69%
Altria Group, Inc.	110,530	5,131,908

Philip Morris International, Inc. (Switzerland)	95,350	9,277,555

		14,409,463

Trading Companies & Distributors–0.27%
Fastenal Co.(c)	34,892	1,799,032

United Rentals, Inc.	4,263	1,997,343

W.W. Grainger, Inc.	2,776	1,855,562

		5,651,937

Trucking–0.14%
J.B. Hunt Transport Services, Inc.	5,094	920,944

Old Dominion Freight Line, Inc.	5,648	1,916,141

		2,837,085

Water Utilities–0.08%
American Water Works Co., Inc.	11,184	1,570,010

Wireless Telecommunication Services–0.25%
T-Mobile US, Inc.(b)	36,917	5,248,859

Total Common Stocks & Other Equity Interests (Cost $866,572,825)		2,043,679,549

Money Market Funds–1.95%
Invesco Government & Agency Portfolio, Institutional Class, 4.51%(d)(f)	14,929,120	14,929,120

Invesco Liquid Assets Portfolio, Institutional Class, 4.64%(d)(f)	8,735,390	8,737,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco S&P 500 Index Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 4.50%(d)(f)	17,061,852	$17,061,852

Total Money Market Funds (Cost $40,724,649)		40,728,109

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $907,297,474)		2,084,407,658

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.98%
Invesco Private Government Fund, 4.58%(d)(f)(g)	11,555,790	11,555,790

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 4.83%(d)(f)(g)	29,708,947	$29,714,888

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,270,679)		41,270,678

TOTAL INVESTMENTS IN SECURITIES–101.94% (Cost $948,568,153)		2,125,678,336

OTHER ASSETS LESS LIABILITIES–(1.94)%		(40,358,091)

NET ASSETS–100.00%		$2,085,320,245

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at February 28, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Dividend Income
Invesco Ltd.	$328,856	$129,352	$-	$34,488	$-	$492,696	$10,358
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	9,532,355	38,571,791	(33,175,026)	-	-	14,929,120	291,325
Invesco Liquid Assets Portfolio, Institutional Class	4,881,331	27,551,278	(23,696,446)	295	679	8,737,137	179,796
Invesco Treasury Portfolio, Institutional Class	10,894,120	44,082,047	(37,914,315)	-	-	17,061,852	332,877
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,103,315	137,802,770	(138,350,295)	-	-	11,555,790	279,015*
Invesco Private Prime Fund	31,122,812	289,429,204	(290,846,024)	(2,456)	11,352	29,714,888	766,229*
Total	$68,862,789	$537,566,442	$(523,982,106)	$32,327	$12,031	$82,491,483	$1,859,600

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J.
(f)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Futures Contracts

Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)

Equity Risk

E-Mini S&P 500 Index	216	March-2023	$42,935,400	$(206,938)	$(206,938)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco S&P 500 Index Fund

Portfolio Composition

By sector, based on Net Assets

as of February 28, 2023

Information Technology	26.73%

Health Care	14.06

Financials	11.51

Consumer Discretionary	10.44

Industrials	8.34

Communication Services	7.52

Consumer Staples	6.58

Energy	4.71

Utilities	2.76

Materials	2.73

Real Estate	2.63

Money Market Funds Plus Other Assets Less Liabilities	1.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco S&P 500 Index Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $ 865,993,576)*	$2,043,186,853

Investments in affiliates, at value (Cost $ 82,574,577)	82,491,483

Receivable for:
Investments sold	38

Fund shares sold	1,358,414

Dividends	3,454,319

Investment for trustee deferred compensation and retirement plans	68,667

Other assets	68,933

Total assets	2,130,628,707

Liabilities:
Other investments:
Variation margin payable — futures contracts	135,153

Payable for:
Fund shares reacquired	2,208,944

Collateral upon return of securities loaned	41,270,679

Accrued fees to affiliates	1,082,508

Accrued trustees’ and officers’ fees and benefits	2,067

Accrued other operating expenses	528,828

Trustee deferred compensation and retirement plans	80,283

Total liabilities	45,308,462

Net assets applicable to shares outstanding	$2,085,320,245

Net assets consist of:
Shares of beneficial interest	$927,534,814

Distributable earnings	1,157,785,431

$2,085,320,245

Net Assets:
Class A	$1,440,328,615

Class C	$310,592,748

Class Y	$315,713,519

Class R6	$18,685,363

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	34,370,692

Class C	7,750,056

Class Y	7,418,077

Class R6	438,500

Class A:
Net asset value per share	$41.91

Maximum offering price per share (Net asset value of $41.91 ÷ 94.50%)	$44.35

Class C:
Net asset value and offering price per share	$40.08

Class Y:
Net asset value and offering price per share	$42.56

Class R6:
Net asset value and offering price per share	$42.61

*	At February 28, 2023, securities with an aggregate value of $40,212,031 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco S&P 500 Index Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,005)	$16,586,586

Dividends from affiliates (includes net securities lending income of $64,798)	879,154

Total investment income	17,465,740

Expenses:
Advisory fees	1,202,293

Administrative services fees	135,608

Custodian fees	9,065

Distribution fees:
Class A	1,722,449

Class C	1,589,685

Transfer agent fees - A, C and Y	1,265,747

Transfer agent fees - R6	2,499

Trustees’ and officers’ fees and benefits	12,526

Registration and filing fees	60,194

Licensing fees	227,319

Reports to shareholders	37,972

Professional services fees	30,927

Other	11,776

Total expenses	6,308,060

Less: Fees waived and/or expense offset arrangement(s)	(34,749)

Net expenses	6,273,311

Net investment income	11,192,429

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(383,042)

Affiliated investment securities	12,031

Futures contracts	493,650

122,639

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	8,784,487

Affiliated investment securities	32,327

Futures contracts	(457,134)

8,359,680

Net realized and unrealized gain	8,482,319

Net increase in net assets resulting from operations	$19,674,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco S&P 500 Index Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28,	August 31,
	2023	2022

Operations:
Net investment income	$11,192,429	$18,700,160

Net realized gain	122,639	763,744

Change in net unrealized appreciation (depreciation)	8,359,680	(292,359,933)

Net increase (decrease) in net assets resulting from operations	19,674,748	(272,896,029)

Distributions to shareholders from distributable earnings:
Class A	(14,619,439)	(30,656,639)

Class C	(2,697,047)	(5,524,672)

Class Y	(3,119,538)	(6,585,646)

Class R6	(201,236)	(322,866)

Total distributions from distributable earnings	(20,637,260)	(43,089,823)

Share transactions–net:
Class A	48,178,523	62,649,656

Class C	(17,928,709)	(18,470,272)

Class Y	31,410,720	43,987,251

Class R6	2,187,611	5,899,741

Net increase in net assets resulting from share transactions	63,848,145	94,066,376

Net increase (decrease) in net assets	62,885,633	(221,919,476)

Net assets:
Beginning of period	2,022,434,612	2,244,354,088

End of period	$2,085,320,245	$2,022,434,612

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco S&P 500 Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$41.94	$0.25	$0.15	$0.40	$(0.43)	$—	$(0.43)	$41.91	0.99%	$1,440,329	0.55	%(d)	0.55	%(d)	1.19	%(d)	1%
Year ended 08/31/22	48.42	0.44	(5.97)	(5.53)	(0.39)	(0.56)	(0.95)	41.94	(11.70)	1,392,433	0.54		0.54		0.95		2
Year ended 08/31/21	37.59	0.39	10.94	11.33	(0.43)	(0.07)	(0.50)	48.42	30.46	1,544,523	0.54		0.54		0.93		5
Year ended 08/31/20	31.59	0.45	6.21	6.66	(0.45)	(0.21)	(0.66)	37.59	21.33 (e)	1,147,062	0.54	(e)	0.54	(e)	1.36	(e)	2
Year ended 08/31/19	31.63	0.45	0.20	0.65	(0.42)	(0.27)	(0.69)	31.59	2.36 (e)	906,581	0.55	(e)	0.55	(e)	1.47	(e)	3
Year ended 08/31/18	26.93	0.38	4.69	5.07	(0.37)	—	(0.37)	31.63	18.96	805,009	0.57		0.57		1.30		4
Class C
Six months ended 02/28/23	40.17	0.09	0.15	0.24	(0.33)	—	(0.33)	40.08	0.63	310,593	1.30	(d)	1.30	(d)	0.44	(d)	1
Year ended 08/31/22	46.48	0.09	(5.75)	(5.66)	(0.09)	(0.56)	(0.65)	40.17	(12.38)	329,140	1.29		1.29		0.20		2
Year ended 08/31/21	36.09	0.12	10.52	10.64	(0.18)	(0.07)	(0.25)	46.48	29.65 (f)	400,963	1.18	(f)	1.18	(f)	0.29	(f)	5
Year ended 08/31/20	30.36	0.19	5.96	6.15	(0.21)	(0.21)	(0.42)	36.09	20.41	353,371	1.30		1.30		0.60		2
Year ended 08/31/19	30.43	0.21	0.21	0.42	(0.22)	(0.27)	(0.49)	30.36	1.60	294,011	1.31		1.31		0.71		3
Year ended 08/31/18	25.95	0.17	4.51	4.68	(0.20)	—	(0.20)	30.43	18.11 (f)	345,823	1.29	(f)	1.29	(f)	0.58	(f)	4
Class Y
Six months ended
02/28/23	42.57	0.30	0.16	0.46	(0.47)	—	(0.47)	42.56	1.11	315,714	0.30	(d)	0.30	(d)	1.44	(d)	1
Year ended 08/31/22	49.12	0.56	(6.05)	(5.49)	(0.50)	(0.56)	(1.06)	42.57	(11.48)	284,424	0.29		0.29		1.20		2
Year ended 08/31/21	38.11	0.50	11.10	11.60	(0.52)	(0.07)	(0.59)	49.12	30.80	286,102	0.29		0.29		1.18		5
Year ended 08/31/20	32.01	0.53	6.30	6.83	(0.52)	(0.21)	(0.73)	38.11	21.62	203,430	0.30		0.30		1.60		2
Year ended 08/31/19	32.04	0.53	0.20	0.73	(0.49)	(0.27)	(0.76)	32.01	2.62	181,204	0.31		0.31		1.71		3
Year ended 08/31/18	27.26	0.46	4.75	5.21	(0.43)	—	(0.43)	32.04	19.29	152,974	0.32		0.32		1.55		4
Class R6
Six months ended 02/28/23	42.61	0.32	0.16	0.48	(0.48)	—	(0.48)	42.61	1.16	18,685	0.20	(d)	0.20	(d)	1.54	(d)	1
Year ended 08/31/22	49.15	0.60	(6.05)	(5.45)	(0.53)	(0.56)	(1.09)	42.61	(11.40)	16,438	0.20		0.20		1.29		2
Year ended 08/31/21	38.13	0.53	11.09	11.62	(0.53)	(0.07)	(0.60)	49.15	30.86	12,765	0.24		0.24		1.23		5
Year ended 08/31/20	32.02	0.55	6.31	6.86	(0.54)	(0.21)	(0.75)	38.13	21.70	8,020	0.24		0.24		1.66		2
Year ended 08/31/19	32.05	0.54	0.20	0.74	(0.50)	(0.27)	(0.77)	32.02	2.65	5,646	0.26		0.26		1.76		3
Year ended 08/31/18	27.28	0.48	4.75	5.23	(0.46)	—	(0.46)	32.05	19.33	4,186	0.29		0.29		1.58		4

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended August 31, 2020 and 2019, respectively.

(f)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.89% and 0.97% for the years ended August 31, 2021 and August 31, 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco S&P 500 Index Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco S&P 500 Index Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

17	Invesco S&P 500 Index Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction of the cost of the related investment. These recharacterizations are reflected in the accompanying financial statements.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes –The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates –The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

18	Invesco S&P 500 Index Fund

net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended February 28, 2023, the Fund paid the Adviser $4,141 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

J.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

K.

Collateral –To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.120%

Over $ 2 billion	0.100%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.12%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.00%, 2.75%, 1.75% and 1.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $22,031.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; and (2) Class C — up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly.

19	Invesco S&P 500 Index Fund

For the six months ended February 28, 2023, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $144,390 in front-end sales commissions from the sale of Class A shares and $2,857 and $13,615 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended February 28, 2023, the Fund incurred $5,314 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$2,043,679,549	$–	$–	$2,043,679,549

Money Market Funds	40,728,109	41,270,678	–	81,998,787

Total Investments in Securities	2,084,407,658	41,270,678	–	2,125,678,336

Other Investments - Liabilities*

Futures Contracts	(206,938)	–	–	(206,938)

Total Investments	$2,084,200,720	$41,270,678	$–	$2,125,471,398

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value
Equity
Derivative Liabilities	Risk

Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(206,938)

Derivatives not subject to master netting agreements	206,938

Total Derivative Liabilities subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Equity
Risk

Realized Gain:
Futures contracts	$ 493,650

20	Invesco S&P 500 Index Fund

Location of Gain (Loss) on
Statement of Operations
Equity
Risk

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	$(457,134)

Total	$ 36,516

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$45,549,563

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $12,718.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of August 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $64,364,954 and $25,117,008, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,198,997,319

Aggregate unrealized (depreciation) of investments	(40,418,397)

Net unrealized appreciation of investments	$1,158,578,922

Cost of investments for tax purposes is $966,892,476.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	2,405,622	$99,340,892	4,519,315	$208,693,476

Class C	630,454	24,768,806	1,215,205	53,651,131

Class Y	2,013,494	85,282,660	2,834,966	133,402,035

Class R6	89,344	3,732,606	218,902	10,153,148

21	Invesco S&P 500 Index Fund

	Summary of Share Activity

	Six months ended February 28, 2023(a)		Year ended August 31, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	316,826	$12,853,559	555,173	$27,286,842

Class C	62,344	2,422,678	106,663	5,049,443

Class Y	59,930	2,467,906	108,842	5,420,328

Class R6	4,666	192,374	6,202	308,974

Automatic conversion of Class C shares to Class A shares:
Class A	525,362	21,983,553	679,046	31,059,957

Class C	(549,079)	(21,983,553)	(707,353)	(31,059,957)

Reacquired:
Class A	(2,079,268)	(85,999,481)	(4,447,608)	(204,390,619)

Class C	(586,426)	(23,136,640)	(1,048,533)	(46,110,889)

Class Y	(1,336,966)	(56,339,846)	(2,086,614)	(94,835,112)

Class R6	(41,287)	(1,737,369)	(99,040)	(4,562,381)

Net increase in share activity	1,515,016	$63,848,145	1,855,166	$94,066,376

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 42% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22	Invesco S&P 500 Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,009.90	$2.74	$1,022.07	$2.76	0.55%
Class C	1,000.00	1,006.30	6.47	1,018.35	6.51	1.30
Class Y	1,000.00	1,011.10	1.50	1,023.31	1.51	0.30
Class R6	1,000.00	1,011.60	1.00	1,023.80	1.00	0.20

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

2	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23	Invesco S&P 500 Index Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	MS-SPI-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Senior Floating Rate Fund

Nasdaq:

A: OOSAX ∎ C: OOSCX ∎ R: OOSNX ∎ Y: OOSYX ∎ R5: SFRRX ∎ R6: OOSIX

2	Fund Performance
4	Schedule of Investments
23	Financial Statements
26	Financial Highlights
27	Notes to Financial Statements
36	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.39%
Class C Shares	3.16
Class R Shares	3.26
Class Y Shares	3.51
Class R5 Shares	3.55
Class R6 Shares	3.69
Custom Invesco Senior Floating Rate Index▼	4.01
JP Morgan Leveraged Loan Index∎	4.01

Source(s): ▼Invesco, Bloomberg LP; ∎ Bloomberg LP

The Custom Invesco Senior Floating Rate Index is composed of the Credit Suisse Leveraged Loan Index through September 30, 2014, and the JP Morgan Leveraged Loan Index from October 1, 2014 to present. The Credit Suisse Leveraged Loan Index represents tradable, senior-secured, US-dollar-denominated, noninvestment-grade loans.

The JP Morgan Leveraged Loan Index tracks the performance of US dollar-denominated senior floating rate bank loans.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Senior Floating Rate Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (9/8/99)	3.97%
10 Years	2.32
5 Years	0.57
1 Year	-1.24

Class C Shares
Inception (9/8/99)	3.95%
10 Years	2.08
5 Years	0.47
1 Year	0.45

Class R Shares
Inception (10/26/12)	2.56%
10 Years	2.41
5 Years	0.97
1 Year	1.88

Class Y Shares
Inception (11/28/05)	3.84%
10 Years	2.93
5 Years	1.49
1 Year	2.36

Class R5 Shares
10 Years	2.79%
5 Years	1.48
1 Year	2.47

Class R6 Shares
Inception (10/26/12)	3.17%
10 Years	3.03
5 Years	1.60
1 Year	2.45

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Senior Floating Rate Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the In-vesco Oppenheimer Senior Floating Rate Fund. The Fund was subsequently renamed the Invesco Senior Floating Rate Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 3.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Senior Floating Rate Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests-82.45%(b)(c)
Aerospace & Defense-3.87%
Brown Group Holding LLC (Signature Aviation US Holdings, Inc.) Incremental Term Loan B-2 (1 mo. Term SOFR + 3.75%)	8.37%	07/01/2029		$6,020	$ 6,028,377
Term Loan (1 mo. USD LIBOR + 2.50%)	7.13%	06/07/2028		14,951	14,855,687
Castlelake Aviation Ltd.
Term Loan (3 mo. USD LIBOR + 2.75%)	7.52%	10/22/2026		12,879	12,785,696
Term Loan(d)	-	10/22/2027		5,807	5,750,919
CEP IV Investment 16 S.a.r.l. (ADB Safegate) (Luxembourg), Term Loan B(d)	-	10/03/2026	EUR	12,104	10,817,694
Dynasty Acquisition Co., Inc.
Term Loan B-1 (1 mo. USD LIBOR + 3.50%)	8.22%	04/08/2026		13,193	12,942,172
Term Loan B-2 (1 mo. USD LIBOR + 3.50%)	8.12%	04/08/2026		7,087	6,951,685
Gogo Intermediate Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.75%)	8.70%	04/30/2028		2,959	2,949,505
Greenrock Finance, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.35%)	8.93%	06/21/2029		1,188	1,180,673
Term Loan B (3 mo. Term SOFR + 4.25%)	8.93%	06/21/2029		2,574	2,558,124
KKR Apple Bidco LLC
First Lien Term Loan (1 mo. Term SOFR + 2.75%)	7.38%	09/22/2028		14,942	14,873,180
First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.62%	09/22/2028		5,044	5,055,666
Second Lien Term Loan (1 mo. USD LIBOR + 5.75%)	10.38%	09/21/2029		2,335	2,292,306
Peraton Corp., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.65%	02/01/2029		9,237	9,073,500
Propulsion (BC) Finco S.a.r.l. (Spain), Term Loan B (3 mo. Term SOFR + 4.00%)	8.58%	09/13/2029		7,789	7,735,429
Rand Parent LLC (Atlas Air), Term Loan B(d)	-	02/09/2030		5,682	5,532,725
Spirit AeroSystems, Inc., First Lien Term Loan (1 mo. Term SOFR + 4.50%)	9.18%	01/14/2027		8,019	8,039,866
Transdigm, Inc., Term Loan H (1 mo. Term SOFR + 3.25%)	7.83%	02/28/2027		496	495,964
					129,919,168

Air Transport-2.94%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.), Term Loan (3 mo. USD LIBOR + 4.75%)	9.56%	04/20/2028		30,762	31,583,625
American Airlines, Inc., Term Loan(d)	-	02/09/2028		6,064	5,914,101
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Term Loan (3 mo. USD LIBOR + 5.25%)	10.00%	06/21/2027		18,093	18,869,833
PrimeFlight Aviation Services, Inc., Term Loan(e)	10.30%	05/09/2024		2,861	2,861,515
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Term Loan (3 mo. USD LIBOR + 3.75%)	8.56%	10/20/2027		2,643	2,740,820
United Airlines, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.57%	04/21/2028		24,976	24,997,597
WestJet Airlines Ltd. (Canada), Term Loan (1 mo. USD LIBOR + 3.00%)	7.59%	12/11/2026		12,271	11,721,243
					98,688,734

Automotive-1.98%
Adient PLC, Term Loan B-1 (1 mo. USD LIBOR + 3.25%)	7.88%	04/10/2028		16,158	16,173,428
American Axle & Manufacturing, Inc., Term Loan (1 mo. Term SOFR + 3.50%)	8.16%	12/08/2029		2,515	2,518,401
Autokiniton US Holdings, Inc., Term Loan B (1 mo. USD LIBOR + 4.50%)	9.10%	04/06/2028		11,166	11,097,606
BCA Marketplace (United Kingdom)
Second Lien Term Loan B	11.43%	07/27/2029	GBP	5,046	3,206,482
Term Loan B	8.18%	07/28/2028	GBP	1,187	1,152,210
DexKo Global, Inc., First Lien Term Loan (1 mo. Term SOFR + 6.50%)(e)	11.08%	10/04/2028		1,328	1,268,279
Driven Holdings LLC, Term Loan B (1 mo. USD LIBOR + 3.00%)	7.74%	12/16/2028		2,318	2,273,117
First Brands Group Intermediate LLC
Term Loan B (6 mo. Term SOFR + 5.00%)	10.25%	03/30/2027		3,030	2,956,290
Term Loan B(d)	-	03/30/2027		8,737	8,373,150
Garrett Borrowing LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	8.08%	04/30/2028		1,170	1,159,579
Highline Aftermarket Acquisition LLC, Term Loan (1 mo. USD LIBOR + 4.50%)	9.13%	11/09/2027		6,122	5,853,753
Mavis Tire Express Services TopCo L.P., First Lien Term Loan (1 mo. Term SOFR + 4.00%)	8.73%	05/04/2028		9,270	8,993,973
Panther BF Aggregator 2 L.P. (Canada), Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	04/30/2026		1,469	1,465,504
					66,491,772

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Beverage & Tobacco-0.76%
AI Aqua Merger Sub, Inc., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.37%	07/31/2028		$14,148	$ 13,665,517
Arctic Glacier U.S.A., Inc., Term Loan (3 mo. USD LIBOR + 3.50%)	8.23%	03/20/2024		5,604	5,214,914
City Brewing Co. LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.33%	03/31/2028		13,569	6,711,152
					25,591,583

Brokers, Dealers & Investment Houses-0.12%
AqGen Island Intermediate Holdings, Inc., Second Lien Term Loan B (3 mo. USD LIBOR + 6.50%)	11.31%	08/05/2029		143	128,981
Zebra Buyer LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.75%	11/01/2028		3,811	3,796,687
					3,925,668

Building & Development-1.81%
Chariot Buyer LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	11/03/2028		5,157	4,977,484
Empire Today LLC, Term Loan B (1 mo. USD LIBOR + 5.00%)	9.60%	04/01/2028		12,131	9,832,209
Fusilli HoldCo (Jersey), Term Loan B (3 mo. EURIBOR + 6.00%) (Acquired 02/24/2022-03/03/2022; Cost $2,356,708)(f)	8.54%	10/12/2023	EUR	2,175	2,002,709
Icebox Holdco III, Inc., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.23%	12/22/2028		8,465	8,042,135
LBM Holdings LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	12/17/2027		5	4,582
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. Term SOFR + 4.75%)	9.47%	02/16/2029		12,847	10,614,508
Mayfair Mall LLC, Term Loan(e)	7.82%	04/20/2023		3,608	3,300,909
Oldcastle BuildingEnvelope, Inc., Term Loan B (3 mo. Term SOFR + 4.50%)	9.18%	04/29/2029		8,781	8,523,785

Quikrete Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 2.63%)	7.26%	02/01/2027		2,019	2,005,143
Term Loan B (1 mo. USD LIBOR + 3.00%)	7.63%	06/11/2028		6,073	6,058,524
Standard Industries, Inc., Term Loan B (6 mo. USD LIBOR + 2.25%)	6.43%	09/22/2028		1,992	1,989,947
TAMKO Building Products LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.78%	05/29/2026		3,386	3,349,729
					60,701,664

Business Equipment & Services-7.96%
Aegion Corp., Term Loan (1 mo. USD LIBOR + 4.75%)	9.38%	05/17/2028		4,025	3,932,046
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. USD LIBOR + 3.75%)	8.47%	05/12/2028		807	778,752
Asurion LLC (fka Asurion Corp.), Term Loan B-7 (1 mo. USD LIBOR + 3.00%)	7.63%	11/03/2024		3,325	3,318,082
Camelot Finance L.P.
Incremental Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	10/30/2026		6,741	6,728,696
Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	10/30/2026		5,419	5,405,206
Checkout Holding Corp.
Term Loan	0.00%	06/30/2023		1,040	1,040,062
Term Loan(e)	14.87%	09/08/2029		0	23
Cimpress USA, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	05/17/2028		9,699	8,818,797
Constant Contact
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.31%	02/15/2029		3,743	3,134,345
Term Loan B (1 mo. USD LIBOR + 4.00%)	8.81%	02/10/2028		7,916	7,507,039
Corp. Service Co., Term Loan B (1 mo. Term SOFR + 3.25%)	7.97%	08/08/2029		5,522	5,530,787
Creation Technologies, Inc., Term Loan B (3 mo. USD LIBOR + 5.50%)(e)	10.28%	10/05/2028		6,271	5,409,036
Dakota Holding Corp.
First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.37%	04/09/2027		8,866	8,524,968
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	04/07/2028		1,901	1,785,533
Dun & Bradstreet Corp. (The)
Incremental Term Loan B-2 (1 mo. Term SOFR + 3.25%)	7.85%	01/18/2029		2,820	2,810,488
Revolver Loan (1 mo. USD LIBOR + 3.00%)(e)	4.06%	09/11/2025		2,032	2,011,055
Revolver Loan(e)(g)	0.00%	09/11/2025		11,786	11,664,118
Term Loan (1 mo. USD LIBOR + 3.25%)	7.87%	02/06/2026		11,593	11,580,828
Garda World Security Corp. (Canada)
Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.81%	02/01/2029		7,036	7,005,076
Term Loan B-2 (1 mo. USD LIBOR + 4.25%)	8.91%	10/30/2026		11,373	11,376,503
GI Revelation Acquisition LLC, First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	05/12/2028		14,316	13,722,018
Holding Socotec (France), Term Loan B(d)	-	06/30/2028		515	503,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services-(continued)
iQor US, Inc.
Term Loan	12.13%	11/19/2024		$11,503	$ 11,445,937
Term Loan(e)	12.13%	11/19/2025		15,413	11,174,624
Karman Buyer Corp., First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.50%)	9.29%	10/28/2027		9,274	7,671,211
Konecta (Kronosnet CX Bidco 2022, S.L.) (Spain)
First Lien Term Loan (3 mo. EURIBOR + 5.75%)	8.17%	09/30/2029	EUR	1,192	1,173,589
Term Loan	8.20%	09/30/2029	EUR	740	728,431
Monitronics International, Inc.
Term Loan (3 mo. USD LIBOR + 7.50%) (Acquired 08/30/2019-01/28/2021; Cost $31,831,371)(f)	12.33%	03/29/2024		33,327	21,829,459
Term Loan (1 mo. USD LIBOR + 6.00%) (Acquired 04/27/2022; Cost $1,535,884)(e)(f)	10.83%	07/03/2024		1,533	1,456,174
Orchid Merger Sub II LLC, Term Loan (6 mo. Term SOFR + 4.75%)(e)	9.48%	07/27/2027		10,582	9,153,385
Prime Security Services Borrower LLC, First Lien Term Loan B-1 (3 mo. USD LIBOR + 2.75%)	6.41%	09/23/2026		2,224	2,222,343
QA Group (IndigoCyan) (Jersey), Term Loan B (3 mo. GBP LIBOR + 4.75%)	8.80%	06/23/2024	GBP	10,053	11,661,945
Red Ventures LLC (New Imagitas, Inc.), Term Loan B-2 (1 mo. Term SOFR + 2.50%)	9.25%	11/08/2024		8,568	8,569,346
Sitel Worldwide Corp., Term Loan (1 mo. USD LIBOR + 3.75%)	8.39%	08/28/2028		392	391,479
Skillsoft Corp., Term Loan (1 mo. Term SOFR + 4.75%)	9.93%	07/14/2028		4,131	3,581,364
Solera (Polaris Newco LLC), Term Loan B	9.18%	06/05/2028	GBP	1,509	1,695,514
Spin Holdco, Inc., Term Loan (3 mo. USD LIBOR + 4.00%)	8.77%	03/04/2028		20,139	17,061,070
Tempo Acquisition LLC, Term Loan B (1 mo. Term SOFR + 3.00%)	7.62%	08/31/2028		2,962	2,962,737
Thevelia (US) LLC, First Lien Term Loan B (3 mo. Term SOFR + 4.00%)	8.73%	06/17/2029		6,392	6,255,778
Trans Union LLC, Term Loan (1 mo. USD LIBOR + 2.25%)	6.88%	11/30/2028		6,005	5,979,424
Verra Mobility Corp., Term Loan B (6 mo. USD LIBOR + 3.25%)	7.88%	03/19/2028		7,854	7,852,822
Virtusa Corp.
Incremental Term Loan B (1 mo. Term SOFR + 3.75%)	8.47%	02/08/2029		4,237	4,221,903
Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/11/2028		2,644	2,636,151
WebHelp (France), Term Loan B (1 mo. USD LIBOR + 4.00%)	8.05%	08/04/2028		5,219	5,064,147
					267,375,306

Cable & Satellite Television-3.67%
Altice Financing S.A. (Luxembourg), Term Loan (e)	9.57%	10/31/2027		27,382	27,347,971
Atlantic Broadband Finance LLC, Incremental Term Loan B (1 mo. USD LIBOR + 2.50%)	7.13%	09/01/2028		1,118	1,102,729
CSC Holdings LLC
Term Loan (1 mo. Term SOFR + 2.50%)	7.09%	04/15/2027		566	511,621
Term Loan B (1 mo. Term SOFR + 4.50%)	9.06%	01/15/2028		17,160	16,108,683
Numericable-SFR S.A. (France)
Incremental Term Loan B-13 (3 mo. USD LIBOR + 4.00%)	8.86%	08/14/2026		14,677	14,289,044
Term Loan B-12 (3 mo. USD LIBOR + 3.69%)	8.52%	01/31/2026		23,399	22,745,021
Telenet - LG, Term Loan AR (6 mo. USD LIBOR + 2.00%)	0.00%	04/30/2028		526	514,910
UPC - LG, Term Loan AX (1 mo. USD LIBOR + 2.93%)	7.51%	01/31/2029		17,002	16,799,797
Virgin Media 02 - LG (United Kingdom)
Term Loan N (1 mo. USD LIBOR + 2.50%)	7.09%	01/31/2028		11,928	11,721,209
Term Loan Q (1 mo. USD LIBOR + 3.25%)	7.84%	01/31/2029		10,195	10,162,762
Vodafone Ziggo - LG, Term Loan I	7.09%	04/30/2028		2,000	1,961,670
					123,265,417

Chemicals & Plastics-4.80%
AkzoNoble Chemicals, Term Loan (3 mo. USD LIBOR + 2.75%)	7.53%	10/01/2025		12,905	12,851,987
Aruba Investments, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.75%)	12.38%	11/24/2028		4,299	3,911,762
Ascend Performance Materials Operations LLC, Term Loan (6 mo. Term SOFR + 4.75%)	8.83%	08/27/2026		7,014	7,014,902
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B-4 (1 mo. Term SOFR + 3.00%)	7.51%	12/20/2029		8,167	8,214,118
BASF Construction Chemicals (Germany), Term Loan B-3 (3 mo. USD LIBOR + 3.50%)	7.17%	09/29/2027		24,855	24,846,909
BES (Discovery Purchaser Corp.), Second Lien Term Loan (3 mo. Term SOFR + 4.38%)	8.96%	10/03/2029		1,394	1,338,718
Charter NEX US, Inc., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.48%	12/01/2027		7,122	7,017,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Chemicals & Plastics-(continued)
Colouroz Investment LLC (Germany)
First Lien Term Loan B-4 (3 mo. EURIBOR + 4.25%)	0.75%	09/21/2023	EUR	0	$ 205
First Lien Term Loan B-5(d)	-	09/21/2023	EUR	0	235
PIK First Lien Term Loan, 0.75% PIK Rate, 5.75% Cash Rate(h)	0.75%	09/21/2023	EUR	23	17,608
PIK Second Lien Term Loan B-2, 5.75% PIK Rate, 9.07% Cash Rate(h)	5.75%	09/21/2024		$155	81,319
Cyanco Intermediate 2 Corp., First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.13%	03/16/2025		865	850,776
Eastman Tire Additives (River Buyer, Inc.), First Lien Term Loan (1 mo. USD LIBOR + 5.25%)	9.98%	11/01/2028		10,870	9,928,301
Fusion (Fusion UK Holding Ltd. & US HoldCo VAD, Inc.), Term Loan B (3 mo. Term SOFR + 3.75%)	8.30%	05/28/2029		2,485	2,360,552
Gemini HDPE LLC, Term Loan (3 mo. USD LIBOR + 3.00%)	7.83%	12/31/2027		8,115	8,111,124
H.B. Fuller Co., Term Loan B(d)	-	02/08/2030		2,512	2,532,682
ICP Group Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	12/29/2027		7,764	6,570,693
Ineos US Finance LLC
Term Loan(d)	-	11/08/2027		12,554	12,536,115
Term Loan(d)	-	02/09/2030		5,356	5,323,789
Kersia International S.A.S. (Belgium), Term Loan B (3 mo. EURIBOR + 3.93%)	6.13%	12/23/2027	EUR	14	13,455
Lummus Technology (Illuminate Buyer LLC), Term Loan B (1 mo. USD LIBOR + 3.50%)	8.13%	06/30/2027		6,179	6,058,905
Nobian Finance B.V., Term Loan B	5.40%	07/01/2026	EUR	6,100	6,157,358
Proampac PG Borrower LLC, First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	7.58%	11/03/2025		4,944	4,878,408
Quantix, Term Loan(e)	10.80%	05/03/2025		4,916	4,817,223
Tronox Finance LLC, Incremental Term Loan B (3 mo. Term SOFR + 3.25%)	7.83%	03/03/2029		6,591	6,574,019
Vertellus
Revolver Loan(e)	10.42%	12/22/2025		169	158,258
Revolver Loan(e)(g)	0.00%	12/22/2025		721	676,992
Term Loan B(e)	10.87%	12/22/2027		7,260	6,947,438
W.R. Grace & Co., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.50%	09/22/2028		11,279	11,244,867
					161,036,517

Clothing & Textiles-0.73%
ABG Intermediate Holdings 2 LLC
First Lien Term Loan B-1 (1 mo. Term SOFR + 3.50%)	8.22%	12/21/2028		15,343	15,089,137
Second Lien Term Loan (1 mo. Term SOFR + 6.00%)	10.72%	12/20/2029		2,770	2,572,424
BK LC Lux SPV S.a.r.l. (Birkenstock), Term Loan B (1 mo. USD LIBOR + 3.25%)	8.06%	04/28/2028		6,822	6,783,972
					24,445,533

Conglomerates-0.33%
APi Group DE, Inc., Incremental Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	01/03/2029		3,246	3,249,582
Safe Fleet Holdings LLC
Incremental First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	9.66%	02/23/2029		1,239	1,232,846
Term Loan B (1 mo. Term SOFR + 3.75%)	8.41%	02/17/2029		6,541	6,416,041
					10,898,469

Containers & Glass Products-2.10%
Berlin Packaging LLC, Term Loan B-5 (1 mo. USD LIBOR + 3.75%)	8.48%	03/11/2028		6,940	6,813,759
Keter Group B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 4.25%) (Acquired 11/03/2020-02/21/2023; Cost $16,182,015)(f)	6.74%	10/31/2023	EUR	16,109	13,432,139
Term Loan B-3 (Acquired 09/01/2020-02/21/2023; Cost $5,932,424)(d)(f)	-	10/31/2023	EUR	6,460	5,386,244
LABL, Inc. (Multi-Color), Term Loan (1 mo. USD LIBOR + 5.00%)	9.63%	10/29/2028		15,198	14,870,216
Libbey Glass, Inc., First Lien Term Loan
(Acquired 11/22/2022-02/22/2023; Cost $11,467,503)(f)	8.71%	11/22/2027		12,128	11,673,627
Logoplaste (Mar Bidco S.a.r.l.) (Portugal), Term Loan B (1 mo. USD LIBOR + 4.30%)	9.03%	07/07/2028		3,568	3,318,206
Mold-Rite Plastics LLC (Valcour Packaging LLC)
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)(e)	7.98%	10/04/2028		4,739	4,158,212
Second Lien Term Loan (6 mo. USD LIBOR + 7.00%)(e)	11.23%	10/04/2029		1,504	1,052,806
Refresco Group N.V. (Netherlands), Term Loan B (3 mo. Term SOFR + 4.25%)	9.01%	07/12/2029		9,735	9,703,097
					70,408,306

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Cosmetics & Toiletries-0.74%
Bausch and Lomb, Inc., Term Loan (1 mo. Term SOFR + 3.25%)	7.84%	05/10/2027		$18,889	$ 18,517,726
Coty, Inc., Term Loan B (3 mo. USD LIBOR + 2.25%)	6.84%	04/05/2025		5,707	5,701,196
Rodenstock (Germany), Term Loan B (3 mo. EURIBOR + 5.00%)	7.49%	06/29/2028	EUR	832	753,732
					24,972,654

Drugs-0.17%
Grifols Worldwide Operations USA, Inc., Term Loan B (1 mo. USD LIBOR + 2.00%)	6.63%	11/15/2027		1,640	1,599,297
Perrigo Investments LLC, Term Loan B (1 mo. Term SOFR + 2.50%)	7.22%	04/06/2029		4,045	4,057,453
					5,656,750

Ecological Services & Equipment-0.87%
Anticimex (Sweden), Term Loan B-1 (3 mo. USD LIBOR + 3.50%)	8.45%	11/16/2028		3,021	2,995,080
EnergySolutions LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	05/11/2025		7,477	7,238,333
GFL Environmental, Inc. (Canada), Term Loan B	7.72%	05/28/2027		1,109	1,112,482
Groundworks LLC
Delayed Draw Term Loan(e)	9.48%	01/17/2026		224	223,736
Delayed Draw Term Loan(e)	9.48%	01/17/2026		6,771	6,770,905
Delayed Draw Term Loan(e)(g)	0.00%	01/17/2026		1,780	1,779,626
Term Loan(e)	9.48%	01/17/2026		397	396,809
Term Loan(e)(g)	0.00%	03/14/2029		265	257,393
Term Loan(e)(g)	0.00%	03/14/2030		829	804,354
OGF (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	7.11%	12/31/2025	EUR	1,133	1,114,968
Patriot Container Corp., First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.47%	03/20/2025		2,458	2,317,003
TruGreen L.P., Second Lien Term Loan (1 mo. USD LIBOR + 8.50%)(e)	13.33%	11/02/2028		5,636	4,057,645
					29,068,334

Electronics & Electrical-9.18%
Altar BidCo, Inc. (Brooks Automation, Inc.), Second Lien Term Loan (6 mo. Term SOFR + 5.60%)	10.49%	02/01/2030		1,427	1,262,000
AppLovin Corp., Term Loan (3 mo. Term SOFR + 3.00%)	9.50%	10/25/2028		7,553	7,496,120
Boxer Parent Co., Inc., Term Loan B (1 mo. EURIBOR + 4.00%)	6.43%	10/02/2025	EUR	134	139,568
Brave Parent Holdings, Inc., First Lien Term Loan (3 mo. USD LIBOR + 4.00%)	8.63%	04/18/2025		7,414	7,331,081
CommerceHub, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	8.78%	01/01/2028		7,863	7,526,821
CommScope, Inc., Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	04/06/2026		10,078	9,805,747
Delta Topco, Inc. (Infoblox, Inc.), First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.15%	12/01/2027		2,657	2,483,918
Diebold Nixdorf, Inc.
Term Loan (1 mo. Term SOFR + 5.25%)	9.97%	07/15/2025		5,851	4,000,388
Term Loan (1 mo. Term SOFR + 6.40%)	11.63%	07/15/2025		2,297	2,399,933
Digi International, Inc., Term Loan (6 mo. USD LIBOR + 5.00%)(e)	9.63%	11/01/2028		5,343	5,349,522
E2Open LLC, Term Loan (3 mo. USD LIBOR + 3.50%)	8.08%	02/04/2028		3,344	3,332,193
Entegris, Inc., Term Loan B (1 mo. Term SOFR + 3.00%)	7.62%	07/06/2029		9,574	9,607,514
ETA Australia Holdings III Pty. Ltd. (Australia), First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.62%	05/06/2026		163	157,670
EverCommerce, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	07/01/2028		1,395	1,391,935
Forcepoint, Term Loan (3 mo. USD LIBOR + 4.25%)	9.08%	01/07/2028		2,279	2,154,176
Go Daddy Operating Co. LLC, Term Loan	7.87%	11/09/2029		497	497,824
GoTo Group, Inc. (LogMeIn), First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.38%	08/31/2027		26,412	14,653,303
Imperva, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.75%)	12.65%	01/11/2027		5,160	3,866,647
Term Loan (3 mo. USD LIBOR + 4.00%)	8.86%	01/10/2026		4,895	4,182,768
Inetum (Granite Fin Bidco SAS) (France)
Term Loan(d)(e)	-	09/23/2028	EUR	1,128	1,139,626
Term Loan B	7.06%	10/17/2028	EUR	1,995	2,014,914
Infinite Electronics, Second Lien Term Loan (3 mo. USD LIBOR + 7.00%)	11.73%	03/02/2029		1,609	1,451,730
Informatica Corp., Term Loan (1 mo. USD LIBOR + 2.75%)	7.44%	10/15/2028		4,420	4,417,767
Internap Corp., Second Lien Term Loan(d)(e)	-	05/08/2025		9,522	4,761,262
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan(e)	9.97%	08/17/2028	GBP	2,181	2,565,721
Term Loan 1(d)(e)	-	08/17/2028		2,878	2,762,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Electronics & Electrical-(continued)
Mavenir Systems, Inc., Term Loan B (3 mo. USD LIBOR + 4.75%)	9.65%	08/13/2028		$14,058	$ 9,489,152
McAfee Enterprise
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.08%	07/27/2029		1,712	1,350,072
Term Loan B (1 mo. USD LIBOR + 4.75%)	9.58%	07/27/2028		2,504	2,142,543
McAfee LLC, Term Loan B-1 (1 mo. Term SOFR + 4.50%)	8.42%	03/01/2029		10,558	9,920,899
Mirion Technologies, Inc., Term Loan (6 mo. USD LIBOR + 2.75%)	7.48%	10/20/2028		6,777	6,739,099
Natel Engineering Co., Inc., Term Loan (3 mo. USD LIBOR + 6.25%) (Acquired 04/16/2020-02/01/2022; Cost $12,439,019)(f)	10.42%	04/29/2026		13,585	12,192,261
Native Instruments (Germany), Term Loan(e)	7.98%	03/03/2028	EUR	5,364	5,349,932
NCR Corp., Term Loan B (3 mo. USD LIBOR + 2.50%)	7.33%	08/28/2026		5,085	5,055,371
Oberthur Tech, Term Loan B (3 mo. USD LIBOR + 4.50%)	9.23%	01/09/2026		1,711	1,696,165
Open Text Corp. (Canada), Incremental Term Loan B(d)	-	08/27/2029		14,483	14,481,781
Optiv, Inc.
Second Lien Term Loan (3 mo. USD LIBOR + 7.25%)	11.42%	01/31/2025		2,025	1,884,629
Term Loan (3 mo. USD LIBOR + 3.25%)	7.42%	02/01/2024		17,110	17,019,162
Philips Domestic Appliances (Nobel Bidco) (Netherlands), Term Loan(d)	-	06/23/2028	EUR	5,000	4,358,807
Project Accelerate Parent LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.25%)(e)	8.88%	01/02/2025		7,421	7,235,849
Proofpoint, Inc., Term Loan B (3 mo. USD LIBOR + 3.25%)	7.88%	08/31/2028		4,974	4,843,064
Quest Software US Holdings, Inc.
Second Lien Term Loan (3 mo. Term SOFR + 7.50%)	12.33%	01/20/2030		938	609,151
Term Loan B (3 mo. Term SOFR + 4.25%)	9.08%	01/19/2029		19,802	17,115,149
Riverbed Technology, Inc., PIK Term Loan, 2.00% PIK Rate, 10.83% Cash Rate (Acquired 12/06/2021-02/07/2023; Cost $24,059,059)(f)(h)	2.00%	12/08/2026		20,380	7,425,974
Sandvine Corp.
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.33%	10/31/2025		3,981	3,778,533
Second Lien Term Loan	12.83%	11/02/2026		1,652	1,474,426
SonicWall U.S. Holdings, Inc.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.71%	05/16/2025		5,925	5,871,742
Second Lien Term Loan (3 mo. USD LIBOR + 7.50%)	12.46%	05/18/2026		1,804	1,689,152
Ultimate Software Group, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.58%	05/04/2026		7,072	6,991,269
Incremental First Lien Term Loan (3 mo. USD LIBOR + 3.25%)	8.03%	05/04/2026		8,147	7,999,700
Second Lien Term Loan (3 mo. USD LIBOR + 5.25%)	10.03%	05/03/2027		1,068	1,044,206
UST Holdings Ltd., Term Loan B (1 mo. USD LIBOR + 3.75%)	8.48%	11/19/2028		5,477	5,461,212
Utimaco (Germany)
Term Loan B(e)	8.95%	05/31/2029	EUR	13,364	13,541,134
Term Loan B(e)	11.06%	05/31/2029		7,500	7,245,292
Veritas US, Inc., Term Loan B (3 mo. USD LIBOR + 5.00%)	9.73%	09/01/2025		13,767	10,831,329
WebPros, Term Loan (3 mo. USD LIBOR + 5.25%)	9.98%	02/18/2027		6,788	6,669,370
					308,259,107

Financial Intermediaries-1.00%
Edelman Financial Center LLC (The)
Incremental Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	04/07/2028		18,000	17,569,985
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	07/20/2026		705	688,548
LendingTree, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.75%)	8.39%	09/15/2028		7,050	6,527,355
MoneyGram International, Inc., First Lien Term Loan B (1 mo. USD LIBOR + 4.50%)	9.13%	07/21/2026		3,974	3,968,481
Stiphout Finance LLC, Incremental Term Loan (1 mo. EURIBOR + 3.75%)	6.18%	10/26/2025	EUR	6	6,314
Tegra118 Wealth Solutions, Inc., Term Loan (1 mo. USD LIBOR + 4.00%)	8.56%	02/18/2027		4,854	4,737,469
					33,498,152

Food Products-1.81%
Biscuit Intl (Cookie Acq S.A.S., De Banketgroep Holding) (France), First Lien Term Loan (6 mo. EURIBOR + 4.00%)	5.86%	02/15/2027	EUR	11,538	9,583,462
Florida Food Products LLC
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	9.62%	10/18/2028		3,055	2,856,429
First Lien Term Loan (1 mo. Term SOFR + 5.00%)(e)	9.63%	10/18/2028		20,626	19,284,839
Second Lien Term Loan (1 mo. USD LIBOR + 8.00%)	12.63%	10/08/2029		4,194	3,774,714

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Food Products-(continued)
H-Food Holdings LLC
Incremental Term Loan B-2 (1 mo. USD LIBOR + 4.00%)	8.63%	05/23/2025		$2,401	$ 2,168,364
Incremental Term Loan B-3 (1 mo. USD LIBOR + 5.00%)	9.63%	05/23/2025		736	666,375
Term Loan (3 mo. USD LIBOR + 3.69%)	8.32%	05/23/2025		7,831	7,065,442
Nomad Foods US LLC (United Kingdom), Term Loan B (1 mo. Term SOFR + 3.75%)	8.23%	11/10/2029		2,212	2,218,802
Sigma Bidco B.V. (Netherlands)
Term Loan B-1 (3 mo. EURIBOR + 3.50%)	6.24%	07/02/2025	EUR	9,400	9,277,977
Term Loan B-2 (3 mo. USD LIBOR + 3.00%)	7.46%	07/02/2025		1,852	1,739,773
United Natural Foods, Inc., Term Loan (3 mo. USD LIBOR + 3.25%)	7.98%	10/22/2025		348	349,698
Valeo Foods (Jersey) Ltd. (United Kingdom), First Lien Term Loan B	5.16%	09/29/2028	EUR	2,109	1,898,723
					60,884,598

Food Service-0.77%
Euro Garages (Netherlands), Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	02/07/2025		1,116	1,047,052
Financiere Pax S.A.S.
Revolver Loan(e)	3.52%	01/02/2026	EUR	395	340,945
Revolver Loan(e)(g)	0.00%	03/25/2023	EUR	1,186	1,022,835
Term Loan B (6 mo. EURIBOR + 4.75%)	7.19%	07/01/2026	EUR	12,436	12,018,775
US Foods, Inc., Incremental Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	11/22/2028		4,852	4,852,433
WW International, Inc., Term Loan B (1 mo. USD LIBOR + 3.50%)	8.14%	04/13/2028		11,008	6,398,463
					25,680,503

Health Care-1.71%
athenahealth Group, Inc.
Term Loan (1 mo. Term SOFR + 3.50%)	8.06%	02/15/2029		12,648	11,736,397
Delayed Draw Term Loan(g)	0.00%	02/15/2029		1,266	1,174,665
Biogroup-LCD (France), Term Loan	6.49%	04/25/2026	EUR	13	13,190
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan (1 mo. Term SOFR + 4.25%)(e)	4.25%	03/31/2029		21	20,701
Delayed Draw Term Loan(e)(g)	0.00%	03/31/2029		1	772
Term Loan B(d)(e)	-	03/23/2029		116	114,305
Ethypharm (Financiere Verdi, Orphea Ltf) (France), Term Loan B	7.93%	04/17/2028	GBP	2,378	2,547,069
Explorer Holdings, Inc., First Lien Term Loan (1 mo. USD LIBOR + 4.50%)	9.13%	02/04/2027		3,920	3,618,933
Global Medical Response, Inc.
Term Loan (1 mo. USD LIBOR + 4.25%)	9.20%	03/14/2025		1,991	1,595,339
Term Loan (1 mo. USD LIBOR + 4.25%)	8.83%	10/02/2025		7,333	5,849,521
International SOS L.P., Term Loan B (3 mo. USD LIBOR + 3.75%)(e)	8.50%	09/07/2028		2,606	2,570,248
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG)
First Lien Term Loan (1 mo. USD LIBOR + 4.00%)	8.63%	12/18/2028		10,713	10,039,021
Second Lien Term Loan (1 mo. USD LIBOR + 6.75%)	11.38%	12/17/2029		2,752	1,969,673
Neuraxpharm (Cerebro BidCo/Blitz F20-80 GmbH) (Germany)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.74%	12/15/2027	EUR	10	10,722
Term Loan B-2 (3 mo. EURIBOR + 4.25%)	6.74%	12/15/2027	EUR	6	6,193
Organon & Co., Term Loan B (3 mo. USD LIBOR + 3.00%)	7.75%	06/02/2028		4,095	4,062,826
Stamina BidCo B.V. (Synthon) (Netherlands), Term Loan B (3 mo. EURIBOR + 4.00%)(e)	6.33%	11/02/2028	EUR	883	908,009
Summit Behavioral Healthcare LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.75%)	9.88%	11/24/2028		6,302	6,116,577
Veonet (Blitz F21-433 GmbH) (Germany), First Lien Term Loan(e)	6.95%	03/14/2029	EUR	762	785,916
Verscend Holding Corp., Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.63%	08/27/2025		1,497	1,498,336
Women’s Care Holdings, Inc. LLC
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	9.33%	01/15/2028		1,581	1,485,835
Second Lien Term Loan (1 mo. USD LIBOR + 8.25%)	13.08%	01/15/2029		1,508	1,368,012
					57,492,260

Home Furnishings-2.07%
Hunter Douglas Holding B.V., Term Loan B-1 (3 mo. Term SOFR + 3.50%)	8.37%	02/26/2029		19,800	18,276,558
Hunter Douglas, Inc., First Lien Term Loan (3 mo. EURIBOR + 4.00%)	6.67%	02/26/2029	EUR	6,748	6,538,311
Mattress Holding Corp., Term Loan (6 mo. USD LIBOR + 4.25%)	8.44%	09/25/2028		15,322	14,498,028
Serta Simmons Bedding LLC
First Lien Term Loan(i)(j)	0.00%	08/10/2023		8,185	8,097,080
Second Lien Term Loan(i)(j)	0.00%	08/10/2023		15,003	8,412,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Home Furnishings–(continued)
SIWF Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 4.00%)	8.75%	10/06/2028	$ 9,290	$ 8,020,074

TGP Holdings III LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	8.08%	06/29/2028	1,657	1,334,431

VC GB Holdings, Inc., Second Lien Term Loan (3 mo. USD LIBOR + 6.75%)	11.38%	07/01/2029	2,063	1,638,135
Weber-Stephen Products LLC
Incremental Term Loan B (1 mo. Term SOFR + 4.25%)	8.97%	10/30/2027	491	432,454
Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	10/30/2027	2,734	2,400,789

				69,648,017

Industrial Equipment–3.54%

Chart Industries, Inc., Term Loan B (d)	-	12/08/2029	6,641	6,645,372

Deliver Buyer, Inc. (MHS Holdings), Term Loan B (3 mo. Term SOFR + 5.50%)	10.08%	06/08/2029	8,456	7,314,537

DXP Enterprises, Inc., Term Loan (1 mo. Term SOFR + 4.75%)	10.17%	12/23/2027	5,823	5,731,729

Engineered Machinery Holdings, Inc., Second Lien Incremental Term Loan (3 mo. USD LIBOR + 6.00%)(e)	10.73%	05/21/2029	754	704,937
Kantar (Summer BC Bidco) (United Kingdom)
Revolver Loan(e)(g)	0.00%	06/04/2026	10,250	9,327,500
Term Loan (3 mo. EURIBOR + 4.25%)	6.32%	12/04/2026	EUR 1,204	1,213,479
Term Loan B (3 mo. USD LIBOR + 5.00%)(e)	9.77%	12/04/2026	10,259	9,746,100
Term Loan B-2(d)	-	12/04/2026	2,278	2,172,325

Madison IAQ LLC, Term Loan (3 mo. USD LIBOR + 3.25%)	7.99%	06/21/2028	11,154	10,648,488

MKS Instruments, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.41%	08/17/2029	5,771	5,737,772

New VAC US LLC, Term Loan B (3 mo. USD LIBOR + 4.00%)	8.73%	03/08/2025	4,613	4,151,733
Robertshaw US Holding Corp.
First Lien Term Loan (3 mo. USD LIBOR + 3.50%)	8.25%	02/28/2025	20,788	11,624,141
Second Lien Term Loan (3 mo. USD LIBOR + 8.00%)	12.75%	02/28/2026	3,526	1,220,817
Tank Holding Corp.
Revolver Loan(e)	10.47%	03/31/2028	295	274,174
Revolver Loan(e)(g)	0.00%	03/31/2028	627	582,621
Term Loan (1 mo. Term SOFR + 6.00%)	12.25%	03/31/2028	13,783	13,240,686

Thyssenkrupp Elevators (Vertical Midco GmbH) (Germany), Term Loan B (6 mo. USD LIBOR + 3.50%)	8.60%	07/31/2027	18,222	17,850,185
Victory Buyer LLC (Vantage Elevator)
Second Lien Term Loan B(e)	11.59%	11/19/2029	1,148	924,081
Term Loan B (1 mo. USD LIBOR + 3.75%)(e)	8.34%	11/15/2028	11,241	9,892,441

				119,003,118

Insurance–2.00%
Acrisure LLC
First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	02/15/2027	17,476	16,743,783
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/15/2027	4,764	4,575,793
First Lien Term Loan (1 mo. USD LIBOR + 4.25%)	8.88%	02/15/2027	4,128	3,987,332
Term Loan (1 mo. Term SOFR + 5.75%)	10.45%	02/15/2027	4,529	4,540,252
Alliant Holdings Intermediate LLC
Term Loan(d)	-	05/09/2025	3,960	3,918,377
Term Loan (1 mo. USD LIBOR + 3.50%)	8.09%	11/06/2027	3,265	3,232,124

AmWINS Group LLC, Term Loan B(d)	-	02/19/2028	3,024	3,015,803
HUB International Ltd.
Incremental Term Loan B-3 (1 mo. USD LIBOR + 3.25%)	8.06%	04/25/2025	3,506	3,504,986
Term Loan (3 mo. USD LIBOR + 3.00%)	7.82%	04/25/2025	1,258	1,256,364

Ryan Specialty Group LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.72%	09/01/2027	5,473	5,474,968

Sedgwick Claims Management Services, Inc., Term Loan B(d)	-	02/21/2028	1,400	1,385,534
USI, Inc.
Term Loan (1 mo. USD LIBOR + 3.25%)	7.98%	12/02/2026	6,571	6,572,772
Term Loan	8.33%	11/22/2029	9,029	9,024,703

				67,232,791

Leisure Goods, Activities & Movies–3.18%
Carnival Corp.
Incremental Term Loan (6 mo. USD LIBOR + 3.25%)	7.88%	10/18/2028	31,086	30,230,821
Term Loan (6 mo. USD LIBOR + 3.00%)	7.63%	06/30/2025	1,677	1,653,293

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Leisure Goods, Activities & Movies–(continued)
Crown Finance US, Inc.
DIP Term Loan (Acquired 09/14/2022-09/23/2022; Cost $19,587,610)(f)	14.40%	09/07/2023	$ 20,466	$ 20,926,717
First Lien Term Loan (Acquired 02/27/2020-07/26/2022; Cost $10,169,548)(f)(i)(j)	0.00%	09/30/2026	14,274	2,332,371
Revolver Loan(i)	0.00%	03/02/2023	3,916	658,383
Term Loan (Acquired 08/28/2020-11/30/2022; Cost $1,558,678)(f)(i)(j)	0.00%	02/28/2025	EUR 1,928	333,375
Term Loan (Acquired 02/09/2022-10/20/2022; Cost $3,535,751)(f)(i)(j)	0.00%	02/28/2025	5,451	896,649

Delta 2 Lux S.a.r.l. (United Kingdom), First Lien Term Loan	7.87%	01/15/2030	5,617	5,639,736

Fitness International LLC, Term Loan B (3 mo. USD LIBOR + 3.25%)	8.08%	04/18/2025	2,900	2,786,125

Global University Systems (Netherlands), Term Loan B	5.55%	01/29/2027	EUR 1,035	1,034,903

Nord Anglia Education, Term Loan B(d)	-	01/25/2028	2,420	2,422,529
Parques Reunidos (Piolin Bidco s.a.u) (Spain)
Revolver Loan(e)	5.63%	03/16/2026	EUR 1,678	1,588,835
Revolver Loan(e)(g)	0.00%	03/16/2026	EUR 963	911,526
Royal Caribbean Cruises
Revolver Loan(d)(e)	-	04/05/2024	12,468	11,937,742
Revolver Loan(e)(g)	0.00%	04/05/2024	3,195	3,059,680

Scenic (Columbus Capital B.V.) (Australia), Term Loan B (3 mo. EURIBOR + 3.75%)	5.95%	02/27/2027	EUR 5,217	4,519,429

SeaWorld Parks & Entertainment, Inc., Term Loan B (1 mo. USD LIBOR + 3.00%)	7.69%	08/25/2028	6,997	6,987,279
Vue International Bidco PLC (United Kingdom)
First Lien Term Loan(e)(j)	0.00%	07/03/2025	GBP 2,500	1,661,436
Term Loan	0.00%	06/30/2027	EUR 326	301,371
Term Loan	9.77%	06/30/2027	EUR 1,867	1,728,026

Term Loan	4.35%	12/31/2027	EUR 7,856	5,238,320

				106,848,546

Lodging & Casinos–3.78%
Aimbridge Acquisition Co., Inc.
First Lien Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	02/02/2026	6,891	6,556,971
First Lien Term Loan (1 mo. USD LIBOR + 4.75%)	9.34%	02/02/2026	6,611	6,301,798

B&B Hotels S.A.S. (France), Term Loan B-3-A (6 mo. EURIBOR + 3.38%)	6.04%	07/31/2026	EUR 3,892	3,988,660

Bally’s Corp., Term Loan B (1 mo. USD LIBOR + 3.25%)	7.85%	10/02/2028	5,833	5,570,956

Caesars Entertainment, Inc., Term Loan B(d)	-	01/26/2030	12,901	12,899,972

Everi Payments, Inc., Term Loan B (1 mo. USD LIBOR + 2.50%)	7.13%	08/03/2028	7,630	7,611,470

Fertitta Entertainment LLC (Golden Nugget), Term Loan (1 mo. Term SOFR + 4.00%)	8.62%	01/31/2029	6,996	6,818,767

Flutter Financing B.V. (Stars Group), Term Loan B (1 mo. Term SOFR + 3.25%)	8.09%	07/04/2028	8,098	8,110,227
GVC Finance LLC
First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.18%	10/31/2029	9,135	9,142,290
Term Loan B-4 (3 mo. USD LIBOR + 2.50%)	7.23%	03/16/2027	5,475	5,474,600

Hilton Grand Vacations Borrower LLC, Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	08/02/2028	2,378	2,377,079
HotelBeds (United Kingdom)
Term Loan B (3 mo. EURIBOR + 4.25%)	6.71%	09/12/2025	EUR 9,800	9,739,952
Term Loan C	6.96%	09/30/2027	EUR 10,722	10,579,555
Term Loan D (6 mo. EURIBOR + 5.50%)	7.75%	09/12/2027	EUR 14,533	14,607,209

Light & Wonder, Inc., Term Loan (1 mo. Term SOFR + 3.00%)	7.66%	04/07/2029	4,994	4,988,843

Penn National Gaming, Inc., Term Loan B (1 mo. Term SOFR + 2.75%)	7.47%	05/03/2029	7,867	7,853,517

Scientific Games Lottery, Term Loan B	8.10%	04/04/2029	1,917	1,887,826
Travel + Leisure Co., Incremental Term Loan (1 mo. Term SOFR + 4.00%)	8.61%	12/14/2029	2,505	2,501,675

				127,011,367

Nonferrous Metals & Minerals–0.48%

ACNR Holdings, Inc., PIK Term Loan, 3.00% PIK Rate, 17.82% Cash Rate (h)	3.00%	09/16/2025	2,026	2,039,679

American Rock Salt Co. LLC, Second Lien Term Loan (1 mo. USD LIBOR + 7.25%)(e)	11.88%	06/11/2029	369	350,406

AZZ, Inc., Term Loan	8.97%	05/13/2029	6,188	6,198,370
Form Technologies LLC
First Lien Term Loan (3 mo. USD LIBOR + 4.50%)	9.46%	07/19/2025	5,111	4,680,816
First Lien Term Loan (3 mo. USD LIBOR + 9.00%)(e)	13.96%	10/22/2025	3,053	2,472,928

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Nonferrous Metals & Minerals–(continued)

SCIH Salt Holdings Inc. (Kissner Group), Incremental First Lien Term Loan B-1 (1 mo. USD LIBOR + 4.00%)	8.83%	03/16/2027	$ 447	$ 436,135

				16,178,334

Oil & Gas–2.50%

Brazos Delaware II LLC, First Lien Term Loan (d)	-	02/01/2030	7,152	7,119,322

Gulf Finance LLC, Term Loan (1 mo. USD LIBOR + 6.75%)	11.48%	08/25/2026	5,018	4,933,943
McDermott International Ltd.
LOC(g)	0.00%	06/30/2024	15,188	12,377,968
LOC(e)	5.48%	06/30/2024	7,455	5,218,209
PIK Term Loan, 3.00% PIK Rate, 5.63% Cash Rate(h)	3.00%	06/30/2025	3,954	2,624,768
Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	06/30/2024	425	258,409

Par Petroleum LLC and Par Petroleum Finance Corp. (Par Pacific), Term Loan B(d)	-	02/14/2030	4,955	4,901,981
Petroleum GEO-Services ASA (Norway)
Term Loan (Acquired 05/23/2022; Cost $1,752,010)(e)(f)	11.33%	03/18/2024	1,752	1,778,290
Term Loan (1 mo. USD LIBOR + 7.50%) (Acquired 02/03/2021-03/02/2021; Cost $11,391,684)(f)	12.14%	03/19/2024	12,926	12,732,669

QuarterNorth Energy, Inc., Second Lien Term Loan (1 mo. USD LIBOR + 8.00%) (Acquired 08/03/2021-10/14/2022; Cost $24,041,870)(f)	12.63%	08/27/2026	24,443	24,402,755

TransMontaigne Partners LLC, Term Loan B (1 mo. USD LIBOR + 3.50%)	8.09%	11/17/2028	5,432	5,411,780

WhiteWater Whistler Holdings LLC, Term Loan B(d)	-	01/25/2030	2,222	2,220,430

				83,980,524

Publishing–3.38%

Adtalem Global Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.00%)	8.63%	08/12/2028	1,232	1,231,652

Cengage Learning, Inc., Term Loan B (6 mo. USD LIBOR + 4.75%)	9.88%	06/29/2026	20,654	19,581,239

Clear Channel Worldwide Holdings, Inc., Term Loan B (3 mo. USD LIBOR + 3.50%)	4.56%	08/21/2026	17,818	16,911,960

Dotdash Meredith, Inc., Term Loan B (1 mo. Term SOFR + 4.00%)(e)	8.67%	12/01/2028	20,131	17,815,496
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt)
Second Lien Term Loan(e)	13.12%	04/08/2030	9,822	8,544,950
Term Loan B (1 mo. Term SOFR + 5.25%)	9.97%	04/09/2029	14,427	13,273,372
McGraw-Hill Education, Inc., Term Loan B (1 mo. USD LIBOR + 4.75%)	9.38%	07/30/2028	23,404	22,526,541
Micro Holding L.P.
First Lien Term Loan (3 mo. USD LIBOR + 3.75%)	8.38%	09/13/2024	584	580,989
Term Loan (1 mo. USD LIBOR + 3.75%)	8.38%	09/13/2024	13,241	13,166,489

				113,632,688

Radio & Television–1.43%

Diamond Sports Holdings LLC, Second Lien Term Loan (1 mo. Term SOFR + 3.25%) (Acquired 03/01/2022; Cost $6,394,647)(f)	8.03%	08/24/2026	9,684	1,138,697

E.W. Scripps Co. (The), Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	01/07/2028	5,345	5,279,815

Gray Television, Inc., Term Loan D (1 mo. USD LIBOR + 3.00%)	7.57%	12/01/2028	9,405	9,316,548
iHeartCommunications, Inc.
Incremental Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	05/01/2026	2,801	2,730,496
Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	05/01/2026	12,780	12,405,396
Sinclair Television Group, Inc.
Term Loan B-2-B (1 mo. USD LIBOR + 2.50%)	7.14%	09/30/2026	5,129	4,981,906
Term Loan B-3 (1 mo. USD LIBOR + 3.00%)	7.64%	04/01/2028	12,428	12,002,100

				47,854,958

Retailers (except Food & Drug)–1.93%

Bass Pro Group LLC, Term Loan B-2 (1 mo. USD LIBOR + 3.75%)	8.38%	03/06/2028	13,427	13,255,066

CNT Holdings I Corp. (1-800 Contacts), First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	11/08/2027	11,078	10,898,107
Kirk Beauty One GmbH (Germany)
Term Loan B-1 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR 1,487	1,503,839
Term Loan B-2 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR 858	867,595
Term Loan B-3	7.45%	04/08/2026	EUR 1,724	1,742,987
Term Loan B-4 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR 2,624	2,652,390
Term Loan B-5 (6 mo. EURIBOR + 5.50%)	7.45%	04/08/2026	EUR 585	591,181

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Retailers (except Food & Drug)–(continued)

Petco Animal Supplies, Inc., First Lien Term loan (3 mo. Term SOFR + 3.25%)	8.09%	03/02/2028	$ 6,949	$ 6,888,372

PetSmart LLC, Term Loan (1 mo. Term SOFR + 3.75%)	8.47%	02/11/2028	18,875	18,849,283

Savers, Inc., Term Loan (3 mo. USD LIBOR + 5.50%)	10.34%	04/26/2028	7,705	7,634,174

				64,882,994

Structured Products–0.08%

Madison Park Funding XVIII Ltd. (Cayman Islands), Series 2015-18A, Class ER (k)	6.35%	10/21/2030	3,150	2,804,328

Surface Transport–2.10%

American Trailer World Corp., First Lien Term Loan (1 mo. Term SOFR + 3.75%)	8.47%	03/03/2028	4,119	3,662,350

Carriage Purchaser, Inc., Term Loan B (1 mo. USD LIBOR + 4.25%)	8.88%	09/30/2028	3,727	3,676,926
First Student Bidco, Inc.
Delayed Draw Term Loan (3 mo. Term SOFR + 4.00%)	8.68%	07/21/2028	721	704,192
Incremental Term Loan B (3 mo. Term SOFR + 4.00%)	8.68%	07/21/2028	10,380	10,140,360
Term Loan B (3 mo. USD LIBOR + 3.00%)	7.73%	07/21/2028	14,021	13,408,781
Term Loan C (3 mo. USD LIBOR + 3.00%)	7.73%	07/21/2028	5,228	4,999,545
Hurtigruten (Explorer II AS) (Norway)
Term Loan B (3 mo. EURIBOR + 4.00%) (Acquired 04/16/2021-09/27/2021; Cost $16,530,827)(f)	7.20%	02/24/2025	EUR 14,280	13,767,017
Term Loan C (3 mo. EURIBOR + 8.00%) (Acquired 10/05/2021; Cost $2,322,126)(f)	10.63%	06/16/2023	EUR 2,000	2,108,789
Term Loan D (3 mo. EURIBOR + 8.00%) (Acquired 09/30/2021; Cost $1,748,584)(f)	9.30%	06/22/2023	EUR 1,505	1,587,142

Novae LLC, Term Loan B (3 mo. Term SOFR + 5.00%)	9.70%	12/22/2028	2,141	1,855,473
PODS LLC
Term Loan(d)(e)	-	04/01/2028	3,869	3,849,987
Term Loan B (1 mo. USD LIBOR + 3.00%)	7.73%	04/01/2028	6,910	6,758,422

STG - XPOI Opportunity, Term Loan B (1 mo. Term SOFR + 6.00%)	10.78%	04/30/2028	4,047	3,879,505

				70,398,489

Telecommunications–6.36%
Avaya, Inc.
DIP Term Loan(e)	0.00%	08/15/2023	4,152	4,318,317
DIP Term Loan(e)(g)	0.00%	08/15/2023	1,038	1,079,579
First Lien Term Loan(i)(j)	0.00%	12/15/2027	21,667	5,655,023
Term Loan B-2(i)(j)	0.00%	12/15/2027	6,107	1,580,301

Cablevision Lightpath LLC, Term Loan (1 mo. USD LIBOR + 3.25%)	7.84%	11/30/2027	3,183	3,166,887

CCI Buyer, Inc. (Consumer Cellular), Term Loan(d)	-	12/17/2027	13,823	13,625,489
CenturyLink, Inc.
Term Loan A(d)	-	01/31/2025	3,613	3,482,339
Term Loan B (1 mo. USD LIBOR + 2.25%)	6.88%	03/15/2027	23,609	19,690,898
Crown Subsea Communications Holding, Inc.
Incremental Term Loan(d)	-	04/27/2027	4,089	4,031,609
Term Loan (1 mo. Term SOFR + 4.75%)	9.32%	04/27/2027	10,393	10,247,275
Eagle Broadband Investments LLC (Mega Broadband), Term Loan (3 mo. USD LIBOR + 3.00%)	7.75%	11/12/2027	5,597	5,544,999

Frontier Communications Corp., Term Loan B (3 mo. USD LIBOR + 3.75%)	8.50%	05/01/2028	39	38,168

II-VI, Inc., Term Loan B (1 mo. USD LIBOR + 2.75%)	7.38%	07/01/2029	11,221	11,199,850

Inmarsat Finance PLC (United Kingdom), Term Loan (1 mo. USD LIBOR + 3.50%)	8.14%	12/11/2026	5,434	5,351,226

Intelsat Jackson Holdings S.A. (Luxembourg), Term Loan B (6 mo. Term SOFR + 4.25%)	9.08%	02/01/2029	28,728	28,447,281
MLN US HoldCo LLC (dba Mitel)
First Lien Term Loan (6 mo. USD LIBOR + 4.50%)	8.25%	11/30/2025	164	48,701
First Lien Term Loan(e)	11.15%	11/01/2027	23,471	17,016,089
First Lien Term Loan	13.70%	11/01/2027	8,152	6,236,182
Term Loan	10.89%	11/01/2027	9,986	9,786,621

Radiate Holdco LLC, Term Loan B (1 mo. USD LIBOR + 3.25%)	7.88%	09/25/2026	10,427	8,684,320

Telesat LLC, Term Loan B-5 (1 mo. USD LIBOR + 2.75%)	7.58%	12/07/2026	15,834	8,561,761

Viasat, Inc., Term Loan (1 mo. Term SOFR + 3.75%)	9.23%	03/02/2029	7,317	7,252,991

Voyage Digital (NC) Ltd., Term Loan B (3 mo. Term SOFR + 4.50%)(e)	9.30%	05/10/2029	6,014	5,968,897

Windstream Services LLC, Term Loan (1 mo. Term SOFR + 6.25%)	10.97%	09/21/2027	18,426	16,588,994

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Telecommunications–(continued)

Zayo Group Holdings, Inc., Term Loan (1 mo. USD LIBOR + 3.00%)	7.63%	03/09/2027	$15,138	$ 12,638,447

Zayo Group LLC, Incremental Term Loan (1 mo. Term SOFR + 4.25%)	8.87%	03/09/2027	3,825	3,274,042

				213,516,286

Utilities–2.30%

APLP Holdings L.P. (Canada), Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	05/14/2027	3,314	3,323,109
Brookfield WEC Holdings, Inc.
First Lien Term Loan (1 mo. USD LIBOR + 2.75%)	7.38%	08/01/2025	3,303	3,294,897
Incremental Term Loan	8.37%	08/01/2025	9,705	9,715,885

Eastern Power LLC, Term Loan (3 mo. USD LIBOR + 3.75%)	8.48%	10/02/2025	8,014	7,315,967
Frontera Generation Holdings LLC
First Lien Term Loan (Prime Rate + 13.00%) (Acquired 07/28/2021; Cost $4,144,155)(e)(f)	17.73%	07/28/2026	4,165	4,164,980
Second Lien Term Loan (Prime Rate + 1.50%) (Acquired 07/28/2021; Cost $2,069,196)(e)(f)	6.23%	07/28/2028	4,043	1,010,645
Generation Bridge LLC
Term Loan B (3 mo. USD LIBOR + 5.00%)	9.73%	12/01/2028	2,561	2,558,979
Term Loan C (1 mo. USD LIBOR + 5.00%)	9.73%	12/01/2028	56	56,318

Granite Generation LLC, Term Loan (1 mo. USD LIBOR + 3.75%)	10.50%	11/09/2026	6,673	6,410,143

KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B	8.95%	08/14/2026	2,974	2,601,967
Lightstone Holdco LLC
Term Loan B (1 mo. Term SOFR + 5.75%)	10.37%	02/01/2027	13,431	11,470,809
Term Loan C (1 mo. Term SOFR + 5.75%)	10.37%	02/01/2027	756	646,069

Nautilus Power LLC, Term Loan (3 mo. USD LIBOR + 4.25%) (Acquired 05/21/2020-06/02/2020; Cost $6,159,189)(f)	8.88%	05/16/2024	6,246	4,643,874

Osmose Utilities Services, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.25%)	7.88%	06/23/2028	2,513	2,432,541
Talen Energy Supply LLC
DIP Term Loan (3 mo. Term SOFR + 4.75%)	9.27%	11/11/2023	5,859	5,921,222
Term Loan	0.00%	09/30/2024	7,332	8,811,923

USIC Holding, Inc., First Lien Term Loan (1 mo. USD LIBOR + 3.50%)	8.13%	05/12/2028	3,032	2,946,714
				77,326,042
Total Variable Rate Senior Loan Interests (Cost $2,969,255,234)				2,768,578,977

			Shares
Common Stocks & Other Equity Interests–5.94%(l)
Building & Development–0.00%

Haya (Holdco2 PLC/Real Estate SAU) (Acquired 06/14/2022; Cost $0)(e)(f)			12,156	0

Business Equipment & Services–0.77%

iQor US, Inc., Term Loan(e)			451,676	338,757

My Alarm Center LLC, Class A (Acquired 03/09/2021-12/03/2021; Cost $21,866,485)(e)(f)(m)			162,067	25,525,595

				25,864,352

Containers & Glass Products–0.22%

Libbey Glass, Inc. (Acquired 11/13/2020-02/10/2022; Cost $3,769,108)(f)			864,916	7,459,900

Electronics & Electrical–0.00%

Fusion Connect, Inc. (Acquired 05/03/2018-12/31/2019; Cost $1,142)(e)(f)			113	1

Fusion Connect, Inc., Wts., expiring 01/14/2040 (Acquired 05/03/2018-12/31/2019; Cost $10,615,018)(e)(f)(m)			1,052,649	10,526

Internap Corp. (Acquired 02/06/2018-02/24/2020; Cost $8,725,189)(e)(f)			2,426,706	0

Riverbed Technology, Inc. (Acquired 12/06/2021; Cost $1,900,489)(e)(f)			113,462	28,933

Sungard Availability Services Capital, Inc. (Acquired 06/27/2018-05/03/2019; Cost $3,020,003)(f)			37,318	21,085

				60,545

Industrial Equipment–0.15%

North American Lifting Holdings, Inc.(m)			679,193	5,178,847

Leisure Goods, Activities & Movies–0.00%

Crown Finance US, Inc., Wts., expiring 11/23/2025 (Acquired 12/09/2020; Cost $0)(f)			781,854	0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Senior Floating Rate Fund

			Shares		Value

Leisure Goods, Activities & Movies–(continued)
Vue International Bidco PLC(e)				7,855,967	$0

					0

Oil & Gas–4.73%
Aquadrill LLC (Acquired 05/27/2021; Cost $5,147,302)(f)				166,042	9,353,727

Catalina Marketing Corp.				245,192	76,622

Harvey Gulf International Marine LLC (Acquired 03/18/2014-07/02/2018; Cost $10,077,450)(e)(f)(m)				116,926	2,630,835

Larchmont Resources LLC (Acquired 12/09/2016; Cost $2,732,241)(e)(f)(m)				8,096	210,484

McDermott International Ltd.(e)				789,865	307,652

QuarterNorth Energy, Inc. (Acquired 06/02/2021-10/29/2021; Cost $27,641,655)(e)(f)(m)				671,335	133,924,617

Sabine Oil & Gas Holdings, Inc. (Acquired 01/16/2013-03/12/2021; Cost $18,267,226)(e)(f)				18,025	361

Southcross Energy Partners L.P. (Acquired 07/30/2014-10/29/2020; Cost $29,026,224)(e)(f)(m)				2,914,935	21,862

Tribune Resources LLC (Acquired 03/30/2018; Cost $18,014,717)(f)(m)				5,811,199	12,168,651

Tribune Resources LLC, Wts., expiring 04/03/2023 (Acquired 03/30/2018; Cost $150,456)(e)(f)(m)				1,504,557	37,614

					158,732,425

Surface Transport–0.07%
Commercial Barge Line Co. (Acquired 01/31/2020-02/06/2020; Cost $1,838,610)(f)				35,397	1,044,212

Commercial Barge Line Co., Series A, Wts., expiring 08/18/2030 (Acquired 02/03/2023; Cost $0)(f)(m)				138,456	64,901

Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045 (Acquired 02/03/2023; Cost $0)(f)(m)				100,115	62,572

Commercial Barge Line Co., Wts., expiring 04/27/2045 (Acquired 01/31/2020-08/25/2020; Cost $1,932,877)(f)(m)				37,211	1,097,724

					2,269,409

Utilities–0.00%
Frontera Generation Holdings LLC (Acquired 07/28/2021-11/30/2021; Cost $1,035,881)(e)(f)(m)				295,967	4,440

Total Common Stocks & Other Equity Interests (Cost $194,067,321)					199,569,918

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–3.67%(n)
Automotive–0.22%
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%)(k)(o)	12.37%	04/19/2026	SEK	71,250	6,261,941

Leather 2 S.p.A. (Italy) (3 mo. EURIBOR + 4.50%)(k)(o)	6.70%	09/30/2028	EUR	1,369	1,164,684

					7,426,625

Building & Development–0.15%
APCOA Parking Holdings GmbH (Germany) (3 mo. EURIBOR + 5.00%)(k)(o)	7.29%	01/15/2027	EUR	750	776,576

Haya (Holdco2 PLC/Real Estate SAU) (Spain) (Acquired 06/14/2022; Cost $7,341,357)(f)	10.95%	11/30/2025	EUR	10,024	4,161,276

					4,937,852

Cable & Satellite Television–0.09%
Altice Finco S.A. (Luxembourg)(k)	4.75%	01/15/2028	EUR	3,744	3,072,823

Chemicals & Plastics–0.07%
Herens Midco S.a.r.l. (Luxembourg)(k)	5.25%	05/15/2029	EUR	3,268	2,389,349

Electronics & Electrical–0.20%
Nobel Bidco B.V. (Netherlands)(k)	3.13%	06/15/2028	EUR	9,070	6,742,033

Financial Intermediaries–1.23%
AnaCap Financial Europe S.A. SICAV-RAIF (Italy) (3 mo. EURIBOR + 5.00%)(k)(o)	7.48%	08/01/2024	EUR	13,583	11,990,189

Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	2,100	1,828,533

Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(o)	8.73%	05/01/2026	EUR	10,341	9,648,667

Garfunkelux Holdco 3 S.A. (Luxembourg)(k)	6.75%	11/01/2025	EUR	1,000	870,730

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Financial Intermediaries–(continued)
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(k)(o)	8.73%	05/01/2026	EUR	1,825	$1,702,816

Kane Bidco Ltd. (United Kingdom)(k)	5.00%	02/15/2027	EUR	976	964,624

Kane Bidco Ltd. (United Kingdom)(k)	6.50%	02/15/2027	GBP	1,219	1,338,589

Sherwood Financing PLC (United Kingdom)(k)	4.50%	11/15/2026	EUR	1,391	1,297,927

Sherwood Financing PLC (United Kingdom)(k)	6.00%	11/15/2026	GBP	1,404	1,408,460

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(o)	7.28%	11/15/2027	EUR	9,180	9,247,259

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(k)(o)	7.28%	11/15/2027	EUR	1,000	1,007,327

					41,305,121

Food Products–0.30%
Sigma Holdco B.V. (Netherlands)(k)	5.75%	05/15/2026	EUR	11,623	9,949,651

Home Furnishings–0.45%
Ideal Standard International S.A. (Belgium)(k)	6.38%	07/30/2026	EUR	2,054	1,227,262

Very Group Funding PLC (The) (United Kingdom)(k)	6.50%	08/01/2026	GBP	14,141	13,713,909

					14,941,171

Industrial Equipment–0.12%
Summer (BC) Holdco A S.a.r.l. (Luxembourg)(k)	9.25%	10/31/2027	EUR	4,597	4,051,446

Leisure Goods, Activities & Movies–0.04%
Deuce Finco PLC (United Kingdom)(k)	5.50%	06/15/2027	GBP	1,363	1,392,422

Retailers (except Food & Drug)–0.52%
Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	5,000	4,665,751

Douglas GmbH (Germany)(k)	6.00%	04/08/2026	EUR	6,486	6,052,412

Kirk Beauty SUN GmbH (Germany)(k)	8.25%	10/01/2026	EUR	8,485	6,854,312

					17,572,475

Surface Transport–0.28%
Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	9,042	8,633,230

Zenith Finco PLC (United Kingdom)(k)	6.50%	06/30/2027	GBP	752	718,004

					9,351,234

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $152,067,071)					123,132,202

U.S. Dollar Denominated Bonds & Notes–2.08%
Aerospace & Defense–0.30%
Castlelake Aviation Finance DAC (k)	5.00%	04/15/2027		$5,800	5,215,250

Rand Parent LLC(k)	8.50%	02/15/2030		4,914	4,723,582

					9,938,832

Building & Development–0.38%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 11/02/2020-12/11/2020; Cost $4,792,041)(f)(k)	5.75%	05/15/2026		5,180	4,774,378

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC (Acquired 09/22/2021-12/15/2021; Cost $9,299,448)(f)(k)	4.50%	04/01/2027		9,367	8,035,996

					12,810,374

Business Equipment & Services–0.12%
ADT Security Corp. (The) (k)	4.13%	08/01/2029		4,743	4,086,047

Cable & Satellite Television–0.61%
Altice Financing S.A. (Luxembourg) (k)	5.75%	08/15/2029		1,414	1,157,918

Altice Financing S.A. (Luxembourg)(k)	5.00%	01/15/2028		13,121	10,900,664

Altice France S.A. (France)(k)	5.50%	10/15/2029		6,838	5,358,828

Virgin Media Secured Finance PLC (United Kingdom)(k)	4.50%	08/15/2030		3,741	3,083,080

					20,500,490

Chemicals & Plastics–0.17%
SK Invictus Intermediate II S.a.r.l. (Luxembourg) (k)	5.00%	10/30/2029		7,312	5,825,690

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Food Service–0.07%
WW International, Inc. (k)	4.50%	04/15/2029		$4,476	$2,287,840

Health Care–0.05%
Global Medical Response, Inc. (k)	6.50%	10/01/2025		2,186	1,641,949

Industrial Equipment–0.02%
Chart Industries, Inc. (k)	7.50%	01/01/2030		669	679,871

Lodging & Casinos–0.05%
Caesars Entertainment, Inc. (k)	7.00%	02/15/2030		1,548	1,561,429

Nonferrous Metals & Minerals–0.04%
SCIH Salt Holdings, Inc. (k)	4.88%	05/01/2028		1,735	1,501,816

Publishing–0.06%
McGraw-Hill Education, Inc. (k)	5.75%	08/01/2028		2,153	1,887,551

Radio & Television–0.02%
Diamond Sports Group LLC/Diamond Sports Finance Co. (Acquired 10/14/2020-10/23/2020; Cost $4,635,672)(f)(k)	5.38%	08/15/2026		6,116	693,860

Retailers (except Food & Drug)–0.10%
Evergreen Acqco 1 L.P./TVI, Inc. (k)	9.75%	04/26/2028		3,315	3,282,331

Telecommunications–0.09%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (k)	7.75%	08/15/2028		3,818	3,124,594

Total U.S. Dollar Denominated Bonds & Notes (Cost $84,414,588)					69,822,674

			Shares
Preferred Stocks–1.81%(l)
Electronics & Electrical–0.00%
Riverbed Technology, Inc., Pfd. (Acquired 12/06/2021; Cost $0)(e)(f)				174,464	44,488

Riverbed Technology, Inc., Pfd.(e)				49,182	12,542

					57,030

Nonferrous Metals & Minerals–1.24%
ACNR Holdings, Inc., Pfd.				68,978	41,490,267

Oil & Gas–0.10%
McDermott International Ltd., Pfd.(e)				4,210	2,736,505

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-10/31/2019; Cost $11,607,048)(e)(f)(m)				11,609,066	638,499

					3,375,004

Surface Transport–0.47%
Commercial Barge Line Co., Series A, Pfd. (Acquired 01/31/2020-08/25/2020; Cost $4,105,181)(f)				131,713	2,831,829

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045 (Acquired 01/31/2020-02/01/2021; Cost $4,315,155)(f)(m)				138,456	2,976,804

Commercial Barge Line Co., Series B, Pfd. (Acquired 02/05/2020-10/27/2020; Cost $3,389,672)(f)				142,554	5,844,714

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045 (Acquired 02/05/2020-02/17/2021; Cost $2,380,533)(f)(m)				100,115	4,104,715

					15,758,062

Total Preferred Stocks (Cost $28,307,719)					60,680,363

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Asset-Backed Securities–0.35%
Structured Products–0.35%
Babson Euro CLO B.V., Series 2021-1A, Class E (Ireland) (3 mo. EURIBOR + 7.05%) (k)(n)(o)	9.47%	04/24/2034	EUR	977	918,263

CIFC Funding Ltd., Series 2014-4RA, Class DR (Cayman Islands) (3 mo. USD LIBOR + 7.00%)(k)(o)	11.79%	01/17/2035		$1,250	1,126,416

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Senior Floating Rate Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value

Structured Products–(continued)
CVC Cordatus Loan Fund XXIII, Series 23A, Class E (Ireland) (3 mo. EURIBOR + 7.26%)(k)(n)(o)	9.71%	04/25/2036	EUR	2,873	$2,864,684

Jubilee CLO, Series 2018-21A, Class E-R (Ireland) (3 mo. EURIBOR + 6.07%)(k)(n)(o)	8.36%	04/15/2035	EUR	1,959	1,860,987

Madison Park Funding XXX Ltd., Series 2018-30A, Class E (Cayman Islands) (3 mo. USD LIBOR + 4.95%)(k)(o)	9.74%	04/15/2029		$3,275	3,017,221

Regatta XIV Funding Ltd., Series 2018-3A, Class E (Cayman Islands) (3 mo. USD LIBOR + 5.95%)(k)(o)	10.77%	10/25/2031		2,200	1,890,304

Total Asset-Backed Securities (Cost $12,735,745)					11,677,875

Municipal Obligations–0.37%
Arizona–0.37%
Arizona (State of) Industrial Development Authority,(NewLife Forest Restoration, LLC), Series 2022, RB (Acquired 02/22/2022; Cost $13,788,812) (Cost $15,269,219)(f)(k)	0.00%	01/01/2028		15,101	12,579,255

			Shares

Money Market Funds–2.78%
Invesco Government & Agency Portfolio,Institutional Class, 4.51%(m)(p)				58,234,151	58,234,151

Invesco Treasury Portfolio,Institutional Class, 4.50%(m)(p)				35,136,767	35,136,767

Total Money Market Funds (Cost $93,370,918)					93,370,918

TOTAL INVESTMENTS IN SECURITIES–99.45% (Cost $3,549,487,815)					3,339,412,182

OTHER ASSETS LESS LIABILITIES–0.55%					18,402,226

NET ASSETS–100.00%					$3,357,814,408

Investment Abbreviations:

CLO	– Collateralized Loan Obligation
DIP	– Debtor-in-Possession
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
Pfd.	– Preferred
PIK	– Pay-in-Kind
RB	– Revenue Bonds
SEK	– Swedish Krona
SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
USD	– U.S. Dollar
Wts.	– Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Senior Floating Rate Fund

Notes to Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	This variable rate interest will settle after February 28, 2023, at which time the interest rate will be determined.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(f)	Restricted security. The aggregate value of these securities at February 28, 2023 was $407,576,411, which represented 12.14% of the Fund’s Net Assets.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding. See Note 8.
(h)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(i)	The borrower has filed for protection in federal bankruptcy court.
(j)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2023 was $28,968,392, which represented less than 1% of the Fund’s Net Assets.

(k)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $215,855,058, which represented 6.43% of the Fund’s Net Assets.

(l)	Securities acquired through the restructuring of senior loans.
(m)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended February 28, 2023.

	Value August 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value February 28, 2023	Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$110,290,453	$217,361,904	$(269,418,206)	$-	$-	$58,234,151	$1,305,666

Invesco Treasury Portfolio, Institutional Class	69,840,969	144,907,936	(179,612,138)	-	-	35,136,767	677,223

Investments in Other Affiliates:

Commercial Barge Line Co., Wts., expiring 04/27/2045	725,614	-	-	372,110	-	1,097,724	-

Commercial Barge Line Co., Series A, Pfd., Wts., expiring 04/27/2045	3,484,453	-	-	(507,649)	-	2,976,804	-

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045	4,880,606	-	-	(775,891)	-	4,104,715	-

Commercial Barge Line Co., Series A, Wts.,expiring 08/18/2030	584,111	-	(584,133)	(519,210)	584,133	64,901	-

Commercial Barge Line Co., Series B, Wts.,expiring 04/30/2045	563,147	-	(563,168)	(500,575)	563,168	62,572	-

Frontera Generation Holdings LLC	92,490	-	-	(88,050)	-	4,440	-

Fusion Connect, Inc., Wts., expiring 01/14/2040	10,526	-	-	-	-	10,526	-

Harvey Gulf International Marine LLC	2,747,761	-	-	(116,926)	-	2,630,835	-

Larchmont Resources LLC	809,553	-	-	(599,069)	-	210,484	546,742

My Alarm Center LLC, Class A	25,849,729	-	-	(324,134)	-	25,525,595	-

North American Lifting Holdings, Inc.	6,791,930	-	-	(1,613,083)	-	5,178,847	-

QuarterNorth Energy, Inc.	80,784,090	-	-	53,140,527	-	133,924,617	4,160,800

Southcross Energy Partners L.P., Series A, Pfd.	870,680	-	-	(232,181)	-	638,499	1,139,915

Southcross Energy Partners L.P.	87,448	-	-	(65,586)	-	21,862	-

Tribune Resources LLC, Wts., expiring 04/03/2023	37,614	-	-	-	-	37,614	-

Tribune Resources LLC	16,163,850	-	-	(3,995,199)	-	12,168,651	639,232

Total	$324,615,024	$362,269,840	$(450,177,645)	$44,175,084	$1,147,301	$282,029,604	$8,469,578

(n)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(p)	The rate shown is the 7-day SEC standardized yield as of February 28, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Senior Floating Rate Fund

Open Forward Foreign Currency Contracts

Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)

Currency Risk

04/28/2023	Barclays Bank PLC	EUR	4,889,862	USD	5,236,042	$46,742

04/28/2023	Barclays Bank PLC	GBP	13,238,993	USD	16,042,870	101,572

03/31/2023	BNP Paribas S.A.	EUR	90,335,879	USD	98,681,993	2,967,785

03/31/2023	BNP Paribas S.A.	GBP	16,701,021	USD	20,615,164	515,764

04/28/2023	BNP Paribas S.A.	EUR	88,361,330	USD	94,465,852	693,572

04/28/2023	Canadian Imperial Bank of Commerce	GBP	13,439,584	USD	16,309,817	126,983

03/31/2023	Morgan Stanley Capital Services LLC	EUR	91,704,604	USD	100,278,526	3,114,103

03/31/2023	Morgan Stanley Capital Services LLC	GBP	1,760,774	USD	2,142,784	23,721

03/31/2023	Morgan Stanley Capital Services LLC	USD	388,471	GBP	322,926	165

04/28/2023	Morgan Stanley Capital Services LLC	EUR	88,402,737	USD	94,524,628	708,405

04/28/2023	Morgan Stanley Capital Services LLC	SEK	65,269,489	USD	6,338,733	84,584

03/31/2023	Royal Bank of Canada	EUR	91,704,604	USD	100,213,691	3,049,268

03/31/2023	Royal Bank of Canada	GBP	16,451,752	USD	20,258,359	458,949

04/28/2023	Royal Bank of Canada	EUR	88,361,330	USD	94,537,963	765,684

03/31/2023	State Street Bank & Trust Co.	EUR	1,510,981	USD	1,651,519	50,578

03/31/2023	State Street Bank & Trust Co.	SEK	64,299,379	USD	6,299,929	148,157

03/31/2023	Toronto Dominion Bank (The)	EUR	1,000,000	USD	1,070,701	11,164

03/31/2023	Toronto Dominion Bank (The)	GBP	16,701,021	USD	20,607,615	508,215

04/28/2023	Toronto Dominion Bank (The)	GBP	13,439,584	USD	16,329,222	146,389

03/31/2023	UBS	EUR	3,509,094	USD	3,774,083	56,068

Subtotal–Appreciation						13,577,868

Currency Risk

03/31/2023	Barclays Bank PLC	SEK	661,398	USD	62,414	(865)

03/31/2023	Barclays Bank PLC	USD	15,882,427	GBP	13,114,234	(99,665)

03/31/2023	BNP Paribas S.A.	USD	94,313,428	EUR	88,361,329	(691,328)

03/31/2023	Canadian Imperial Bank of Commerce	USD	16,146,766	GBP	13,312,935	(124,871)

03/31/2023	Morgan Stanley Capital Services LLC	GBP	495,653	USD	596,064	(446)

03/31/2023	Morgan Stanley Capital Services LLC	USD	100,569,086	EUR	94,042,504	(927,572)

03/31/2023	Morgan Stanley Capital Services LLC	USD	2,832,963	GBP	2,294,374	(71,722)

03/31/2023	Morgan Stanley Capital Services LLC	USD	6,299,256	SEK	64,960,777	(84,205)

04/28/2023	Morgan Stanley Capital Services LLC	USD	2,126,706	EUR	2,000,000	(4,232)

03/31/2023	Royal Bank of Canada	USD	100,931,181	EUR	94,361,330	(951,859)

03/31/2023	Toronto Dominion Bank (The)	USD	24,318,696	GBP	20,065,752	(169,898)

03/31/2023	UBS	USD	3,252,879	EUR	3,000,000	(74,268)

03/31/2023	UBS	USD	3,610,830	GBP	3,000,000	(380)

Subtotal–Depreciation						(3,201,311)

Total Forward Foreign Currency Contracts						$10,376,557

Abbreviations:

EUR - Euro

GBP - British Pound Sterling

SEK - Swedish Krona

USD - U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Senior Floating Rate Fund

Portfolio Composition†

By credit quality, based on total investments

as of February 28, 2023

BBB-	1.31%

BB+	1.41

BB	6.68

BB-	8.62

B+	12.13

B	22.79

B-	19.37

CCC+	6.44

CCC	2.33

CCC-	0.23

CC	0.04

D	0.37

Non-Rated	10.34

Equity	7.94

†

Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non- Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select “Understanding Ratings” under Rating Resources on the homepage.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Senior Floating Rate Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,297,747,774)	$3,057,382,578

Investments in affiliates, at value (Cost $251,740,041)	282,029,604

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	13,577,868

Cash	60,301,741

Foreign currencies, at value (Cost $1,690,419)	1,686,644

Receivable for:
Investments sold	143,134,109

Fund shares sold	2,257,271

Dividends	505,237

Interest	38,400,691

Investments matured, at value (Cost $11,602,385)	9,028,201

Investment for trustee deferred compensation and retirement plans	389,554

Other assets	749,321

Total assets	3,609,442,819

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	3,201,311

Payable for:
Investments purchased	188,119,840

Dividends	6,606,993

Fund shares reacquired	4,292,850

Accrued fees to affiliates	1,428,424

Accrued trustees’ and officers’ fees and benefits	2,881

Accrued other operating expenses	474,920

Trustee deferred compensation and retirement plans	389,554

Unfunded loan commitments	47,111,638

Total liabilities	251,628,411

Net assets applicable to shares outstanding	$3,357,814,408

Net assets consist of:
Shares of beneficial interest	$6,093,435,913

Distributable earnings (loss)	(2,735,621,505)

$3,357,814,408

Net Assets:
Class A	$1,562,061,611

Class C	$228,036,534

Class R	$54,680,324

Class Y	$1,334,338,888

Class R5	$19,597

Class R6	$178,677,454

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	236,273,304

Class C	34,469,997

Class R	8,275,806

Class Y	202,234,291

Class R5	2,962

Class R6	27,083,044

Class A:
Net asset value per share	$6.61

Maximum offering price per share
(Net asset value of $6.61 ÷ 96.75%)	$6.83

Class C:
Net asset value and offering price per share	$6.62

Class R:
Net asset value and offering price per share	$6.61

Class Y:
Net asset value and offering price per share	$6.60

Class R5:
Net asset value and offering price per share	$6.62

Class R6:
Net asset value and offering price per share	$6.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Senior Floating Rate Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:

Interest	$148,407,288

Dividends	301,675

Dividends from affiliates	8,469,578

Total investment income	157,178,541

Expenses:
Advisory fees	10,453,971

Administrative services fees	249,580

Custodian fees	149,121

Distribution fees:
Class A	1,948,543

Class C	1,225,425

Class R	135,208

Interest, facilities and maintenance fees	729,570

Transfer agent fees - A, C, R and Y	2,213,778

Transfer agent fees - R5	2

Transfer agent fees - R6	30,591

Trustees’ and officers’ fees and benefits	19,081

Registration and filing fees	123,585

Reports to shareholders	102,055

Professional services fees	188,096

Other	20,036

Total expenses	17,588,642

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(686,527)

Net expenses	16,902,115

Net investment income	140,276,426

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(55,016,243)

Affiliated investment securities	1,147,301

Foreign currencies	1,339,583

Forward foreign currency contracts	(13,902,332)

(66,431,691)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(5,168,638)

Affiliated investment securities	44,175,084

Foreign currencies	830,663

Forward foreign currency contracts	1,263,164

41,100,273

Net realized and unrealized gain (loss)	(25,331,418)

Net increase in net assets resulting from operations	$114,945,008

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Senior Floating Rate Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28, 2023	August 31, 2022

Operations:

Net investment income	$140,276,426	$192,029,545

Net realized gain (loss)	(66,431,691)	(11,120,621)

Change in net unrealized appreciation (depreciation)	41,100,273	(174,503,134)

Net increase in net assets resulting from operations	114,945,008	6,405,790

Distributions to shareholders from distributable earnings:
Class A	(94,713,592)	(80,741,633)

Class C	(13,760,424)	(13,510,386)

Class R	(3,201,635)	(2,706,058)

Class Y	(84,282,475)	(76,112,499)

Class R5	(746)	(619)

Class R6	(11,832,883)	(10,713,187)

Total distributions from distributable earnings	(207,791,755)	(183,784,382)

Share transactions–net:
Class A	(35,161,984)	49,014,679

Class C	(33,333,592)	(116,082,537)

Class R	488,717	(1,790,388)

Class Y	(78,922,881)	201,656,747

Class R5	8,335	–

Class R6	(61,469,249)	59,681,079

Net increase (decrease) in net assets resulting from share transactions	(208,390,654)	192,479,580

Net increase (decrease) in net assets	(301,237,401)	15,100,988

Net assets:

Beginning of period	3,659,051,809	3,643,950,821

End of period	$3,357,814,408	$3,659,051,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Senior Floating Rate Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 02/28/23	$6.79	$0.27	$(0.05)	$0.22	$(0.40)	$6.61	3.39%	$1,562,062	1.05	%(e)	1.09	%(e)	1.00	%(e)	8.12	%(e)	15%
Year ended 08/31/22	7.10	0.35	(0.32)	0.03	(0.34)	6.79	0.40	1,639,394	1.04		1.04		1.00		5.05		68
Year ended 08/31/21	6.61	0.31	0.49	0.80	(0.31)	7.10	12.35	1,666,116	1.07		1.10		1.00		4.56		86
Year ended 08/31/20	7.63	0.32	(1.02)	(0.70)	(0.32)	6.61	(9.23)	1,586,129	1.13		1.16		1.02		4.59		53
One month ended 08/31/19	7.77	0.03	(0.14)	(0.11)	(0.03)	7.63	(1.37)	2,962,352	1.11	(e)	1.12	(e)	1.01	(e)	5.25	(e)	1
Year ended 07/31/19	8.13	0.41	(0.37)	0.04	(0.40)	7.77	0.58	3,104,336	1.10		1.10		1.00		5.12		25
Year ended 07/31/18	8.15	0.37	(0.05)	0.32	(0.34)	8.13	3.96	3,899,006	1.11		1.12		0.99		4.53		66
Class C
Six months ended 02/28/23	6.79	0.24	(0.03)	0.21	(0.38)	6.62	3.16	228,037	1.80	(e)	1.84	(e)	1.75	(e)	7.37	(e)	15
Year ended 08/31/22	7.11	0.30	(0.33)	(0.03)	(0.29)	6.79	(0.49)	268,127	1.79		1.79		1.75		4.30		68
Year ended 08/31/21	6.62	0.26	0.49	0.75	(0.26)	7.11	11.50	398,409	1.82		1.85		1.75		3.81		86
Year ended 08/31/20	7.64	0.27	(1.02)	(0.75)	(0.27)	6.62	(9.90)	733,122	1.88		1.91		1.77		3.84		53
One month ended 08/31/19	7.78	0.03	(0.14)	(0.11)	(0.03)	7.64	(1.43)	1,640,440	1.86	(e)	1.87	(e)	1.76	(e)	4.50	(e)	1
Year ended 07/31/19	8.14	0.35	(0.36)	(0.01)	(0.35)	7.78	(0.17)	1,734,118	1.85		1.85		1.75		4.37		25
Year ended 07/31/18	8.16	0.31	(0.06)	0.25	(0.27)	8.14	3.18	2,497,209	1.86		1.87		1.74		3.78		66
Class R
Six months ended 02/28/23	6.79	0.26	(0.05)	0.21	(0.39)	6.61	3.26	54,680	1.30	(e)	1.34	(e)	1.25	(e)	7.87	(e)	15
Year ended 08/31/22	7.10	0.34	(0.33)	0.01	(0.32)	6.79	0.14	55,615	1.29		1.29		1.25		4.80		68
Year ended 08/31/21	6.61	0.30	0.48	0.78	(0.29)	7.10	12.07	60,060	1.32		1.35		1.25		4.31		86
Year ended 08/31/20	7.62	0.31	(1.01)	(0.70)	(0.31)	6.61	(9.34)	59,212	1.38		1.41		1.27		4.34		53
One month ended 08/31/19	7.76	0.03	(0.14)	(0.11)	(0.03)	7.62	(1.39)	87,586	1.36	(e)	1.37	(e)	1.26	(e)	5.00	(e)	1
Year ended 07/31/19	8.13	0.39	(0.38)	0.01	(0.38)	7.76	0.20	91,419	1.35		1.35		1.25		4.87		25
Year ended 07/31/18	8.14	0.35	(0.04)	0.31	(0.32)	8.13	3.82	88,230	1.36		1.37		1.24		4.29		66
Class Y
Six months ended 02/28/23	6.78	0.28	(0.05)	0.23	(0.41)	6.60	3.51	1,334,339	0.80	(e)	0.84	(e)	0.75	(e)	8.37	(e)	15
Year ended 08/31/22	7.09	0.37	(0.33)	0.04	(0.35)	6.78	0.63	1,450,652	0.79		0.79		0.75		5.30		68
Year ended 08/31/21	6.60	0.33	0.49	0.82	(0.33)	7.09	12.65	1,323,124	0.82		0.85		0.75		4.81		86
Year ended 08/31/20	7.61	0.35	(1.02)	(0.67)	(0.34)	6.60	(8.90)	1,571,552	0.88		0.91		0.77		4.84		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	7.61	(1.35)	4,734,607	0.86	(e)	0.87	(e)	0.76	(e)	5.50	(e)	1
Year ended 07/31/19	8.11	0.43	(0.37)	0.06	(0.42)	7.75	0.82	5,266,308	0.85		0.85		0.75		5.37		25
Year ended 07/31/18	8.13	0.39	(0.05)	0.34	(0.36)	8.11	4.21	7,495,276	0.86		0.87		0.74		4.78		66
Class R5
Six months ended 02/28/23	6.80	0.28	(0.05)	0.23	(0.41)	6.62	3.55	20	0.73	(e)	0.73	(e)	0.69	(e)	8.44	(e)	15
Year ended 08/31/22	7.11	0.38	(0.33)	0.05	(0.36)	6.80	0.74	12	0.70		0.70		0.66		5.39		68
Year ended 08/31/21	6.62	0.34	0.48	0.82	(0.33)	7.11	12.65	12	0.73		0.74		0.66		4.90		86
Year ended 08/31/20	7.63	0.34	(1.00)	(0.66)	(0.35)	6.62	(8.80)	8	0.80		0.80		0.69		4.92		53
One month ended 08/31/19	7.77	0.04	(0.14)	(0.10)	(0.04)	7.63	(1.34)	10	0.80	(e)	0.82	(e)	0.71	(e)	5.55	(e)	1
Period ended 07/31/19(f)	7.87	0.08	(0.10)	(0.02)	(0.08)	7.77	(0.28)	10	0.77	(e)	0.77	(e)	0.67	(e)	5.45	(e)	25
Class R6
Six months ended 02/28/23	6.77	0.28	(0.04)	0.24	(0.41)	6.60	3.69	178,677	0.73	(e)	0.73	(e)	0.69	(e)	8.44	(e)	15
Year ended 08/31/22	7.08	0.37	(0.32)	0.05	(0.36)	6.77	0.72	245,252	0.70		0.70		0.66		5.39		68
Year ended 08/31/21	6.60	0.34	0.47	0.81	(0.33)	7.08	12.60	196,230	0.69		0.74		0.62		4.94		86
Year ended 08/31/20	7.61	0.36	(1.02)	(0.66)	(0.35)	6.60	(8.80)	194,825	0.77		0.79		0.66		4.95		53
One month ended 08/31/19	7.75	0.04	(0.14)	(0.10)	(0.04)	7.61	(1.34)	997,162	0.75	(e)	0.76	(e)	0.65	(e)	5.61	(e)	1
Year ended 07/31/19	8.11	0.43	(0.36)	0.07	(0.43)	7.75	0.93	1,056,032	0.74		0.74		0.64		5.48		25
Year ended 07/31/18	8.13	0.40	(0.06)	0.34	(0.36)	8.11	4.31	1,373,036	0.77		0.78		0.65		4.88		66

(a)	Calculated using average shares outstanding.
(b)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(c)

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by the Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds the Fund invests in. The effect of the estimated underlying fund expenses that the Fund bears indirectly is included in the Fund’s total return. Estimated acquired fund fees from underlying funds were 1.12%, 1.10% and 1.13% for the one month ended August 31, 2019 and the years ended July 31, 2019 and 2018, respectively.

(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended ended August 31, 2021, the portfolio turnover calculation excludes the value of securities purchased of $42,745,724 in connection with the acquisition of Invesco Senior Floating Rate Plus Fund into the Fund.

(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Senior Floating Rate Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Senior Floating Rate Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.

Security Valuations – Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market (but not securities reported on the NASDAQ Stock Exchange) are valued based on the prices furnished by independent pricing services, in which case the securities may be considered fair valued, or by market makers. Each security reported on the NASDAQ Stock Exchange is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and the asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or

27	Invesco Senior Floating Rate Fund

other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Facility fees received may be amortized over the life of the loan. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Other income is comprised primarily of amendment fees which are recorded when received. Amendment fees are received in return for changes in the terms of the loan or note.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases

28	Invesco Senior Floating Rate Fund

and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Industry Focus – To the extent that the Fund invests a greater amount of its assets in securities of issuers in the banking and financial services industries, the Fund’s performance will depend to a greater extent on the overall condition of those industries. The value of these securities can be sensitive to changes in government regulation, interest rates and economic downturns in the U.S. and abroad.

N.

Bank Loan Risk – Although the resale, or secondary market for floating rate loans has grown substantially over the past decade, both in overall size and number of market participants, there is no organized exchange or board of trade on which floating rate loans are traded. Instead, the secondary market for floating rate loans is a private, unregulated interdealer or interbank resale market. Such a market may therefore be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may impair the Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund. As a result, the Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. Similar to other asset classes, bank loan funds may be exposed to counterparty credit risk, or the risk than an entity with which the Fund has unsettled or open transactions may fail to or be unable to perform on its commitments. The Fund seeks to manage counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

O.

LIBOR Risk – The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. Although the publication of most LIBOR rates ceased at the end of 2021, a selection of widely used USD LIBOR rates continues to be published until June 2023 to allow for an orderly transition away from these rates.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

P.

Leverage Risk – The Fund may utilize leverage to seek to enhance the yield of the Fund by borrowing. There are risks associated with borrowing in an effort to increase the yield and distributions on the common shares, including that the costs of the financial leverage may exceed the income from investments purchased with such leverage proceeds, the higher volatility of the net asset value of the shares, and that fluctuations in the interest rates on the borrowing may affect the yield and distributions to the common shareholders. There can be no assurance that the Fund’s leverage strategy will be successful.

Q.

Other Risks – The Fund may invest all or substantially all of its assets in senior secured floating rate loans and senior secured debt securities that are determined to be rated below investment grade. These securities are generally considered to have speculative characteristics and are subject to greater risk of loss of principal and interest than higher rated securities. The value of lower quality debt securities and floating rate loans can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

R.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including

29	Invesco Senior Floating Rate Fund

business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $200 million	0.750%

Next $200 million	0.720%

Next $200 million	0.690%

Next $200 million	0.660%

Next $4.2 billion	0.600%

Next $5 billion	0.580%

Next $10 billion	0.560%

Over $20 billion	0.550%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Effective January 1, 2023, the Adviser has contractually agreed, through at least December 31, 2023, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.02%, 1.77%, 1.27%, 0.77%, 0.77% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). Prior to January 1, 2023, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.00%, 1.75%, 1.25%, 0.75%, 0.75% and 0.75%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on December 31, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees.

Further, the Adviser has contractually agreed, through at least June 30, 2024, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended February 28, 2023, the Adviser waived advisory fees of $53,829 and reimbursed class level expenses of $291,062, $46,911, $10,554, $264,542, $0 and $0 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Fund, SSB also serves as the funds’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $28,521 in front-end sales commissions from the sale of Class A shares and $14,075 and $18,809 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

30	Invesco Senior Floating Rate Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$2,457,541,928	$311,037,049	$2,768,578,977

Common Stocks & Other Equity Interests	–	36,528,241	163,041,677	199,569,918

Non-U.S. Dollar Denominated Bonds & Notes	–	123,132,202	–	123,132,202

U.S. Dollar Denominated Bonds & Notes	–	69,822,674	–	69,822,674

Preferred Stocks	–	57,248,329	3,432,034	60,680,363

Municipal Obligations	–	12,579,255	–	12,579,255

Asset-Backed Securities	–	11,677,875	–	11,677,875

Money Market Funds	93,370,918	–	–	93,370,918

Total Investments in Securities	93,370,918	2,768,530,504	477,510,760	3,339,412,182

Other Investments - Assets*

Investments Matured	–	9,028,201	–	9,028,201

Forward Foreign Currency Contracts	–	13,577,868	–	13,577,868

	–	22,606,069	–	22,606,069

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(3,201,311)	–	(3,201,311)

Total Other Investments	–	19,404,758	–	19,404,758

Total Investments	$93,370,918	$2,787,935,262	$477,510,760	$3,358,816,940

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the six months ended February 28, 2023:

	Value 08/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 02/28/23

Variable Rate Senior Loan Interests	$290,176,775	$75,981,572	$(37,872,221)	$1,510,354	$(2,575,441)	$(8,190,390)	$77,058,864	$(85,052,464)	$311,037,049

Common Stocks & Other Equity Interests	48,978,198	–	(1,979,186)	–	(79,225)	49,735,146	81,131,871	(14,745,127)	163,041,677

Preferred Stocks	3,607,185	–	–	–	–	(1,293,381)	1,118,230	–	3,432,034

Total	$342,762,158	$75,981,572	$(39,851,407)	$1,510,354	$(2,654,666)	$40,251,375	$159,308,965	$(99,797,591)	$477,510,760

* Transfers into and out of level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 02/28/23	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

QuarterNorth Energy, Inc.	$133,924,617	Bid Offer	Bid Offer Price	N/A	$199.49 (a)

(a)

QuarterNorth Energy, Inc. publicly announced that it has engaged a financial advisor to pursue a sale of the company. The Adviser values the common shares at the first round of bids for the sale of the business. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

31	Invesco Senior Floating Rate Fund

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2023:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$13,577,868

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$13,577,868

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(3,201,311)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(3,201,311)

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of February 28, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Barclays Bank PLC	$ 148,314	$ (100,530)	$ 47,784	$–	$–	$47,784

BNP Paribas S.A.	4,177,121	(691,328)	3,485,793	–	–	3,485,793

Canadian Imperial Bank of Commerce	126,983	(124,871)	2,112	–	–	2,112

Morgan Stanley Capital Services LLC	3,930,978	(1,088,177)	2,842,801	–	–	2,842,801

Royal Bank of Canada	4,273,901	(951,859)	3,322,042	–	–	3,322,042

State Street Bank & Trust Co.	198,735	–	198,735	–	–	198,735

Toronto Dominion Bank (The)	665,768	(169,898)	495,870	–	–	495,870

UBS	56,068	(74,648)	(18,580)	–	–	(18,580)

Total	$13,577,868	$(3,201,311)	$10,376,557	$–	$–	$10,376,557

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(13,902,332)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	1,263,164

Total	$(12,639,168)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$1,116,473,393

32	Invesco Senior Floating Rate Fund

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $19,629.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances and Borrowings

Effective February 17, 2023, the Fund has entered into a credit agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.07 billion, collectively by certain Invesco Funds, and which will expire on February 16, 2024. Prior to February 17, 2023, the credit agreement permitted borrowings up to $1.1 billion. The credit agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the credit agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the credit agreement. During the six months ended February 28, 2023, the Fund did not borrow under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Unfunded Loan Commitments

Pursuant to the terms of certain Senior Loan agreements, the Fund held the following unfunded loan commitments as of February 28, 2023. The Fund intends to reserve against such contingent obligations by designating cash, liquid securities and liquid Senior Loans as a reserve. Unfunded loan commitments are reflected as a liability on the Statement of Assets and Liabilities.

			Unrealized
		Unfunded Loan	Appreciation
Borrower	Type	Commitment	(Depreciation)

athenahealth Group, Inc.	Delayed Draw Term Loan	$1,265,919	$(91,254)

Avaya, Inc.	DIP Term Loan	1,006,358	73,221

Dermatology Intermediate Holdings III, Inc.	Delayed Draw Term Loan	784	(12)

Dun & Bradstreet Corp. (The)	Revolver Loan	10,890,083	774,035

Financiere Pax S.A.S.	Revolver Loan	1,152,650	(129,815)

Groundworks LLC	Delayed Draw Term Loan	1,762,720	16,906

Groundworks LLC	Term Loan	804,354	0

Groundworks LLC	Term Loan	257,393	0

Kantar (Summer BC Bidco)	Revolver Loan	9,376,125	(48,625)

McDermott International Ltd.	LOC	15,187,691	(2,809,722)

Parques Reunidos (Piolin Bidco s.a.u)	Revolver Loan	1,027,180	(115,654)

Royal Caribbean Cruises	Revolver Loan	3,054,973	4,707

Tank Holding Corp.	Revolver Loan	616,076	(33,455)

Vertellus	Revolver Loan	709,332	(32,340)

		$47,111,638	$(2,392,008)

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$176,781,660	$2,293,312,640	$2,470,094,300

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

33	Invesco Senior Floating Rate Fund

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $509,210,819 and $829,292,650, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 202,203,479

Aggregate unrealized (depreciation) of investments	(412,082,486)

Net unrealized appreciation (depreciation) of investments	$(209,879,007)

Cost of investments for tax purposes is $3,568,695,947.

NOTE 11–Senior Loan Participation Commitments

The Fund invests in participations, assignments, or acts as a party to the primary lending syndicate of a Senior Loan interest to corporations, partnerships, and other entities. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the borrower, selling participant or other persons interpositioned between the Fund and the borrower.

At the six months ended February 28, 2023, the following sets forth the selling participants with respect to interest in Senior Loans purchased by the Fund on a participation basis.

	Principal
Selling Participant	Amount	Value

Bank of America, N.A.	$17,418,003	$16,853,905

Barclays Bank PLC	15,187,691	12,605,784

Credit Agricole CIB	1,582,065	1,313,114

JPMorgan Europe Ltd.	2,825,635	1,659,668

NOTE 12–Dividends

The Fund declared the following monthly dividends from net investment income subsequent to February 28, 2023:

		Amount Per Share
Share Class	Record Date	Payable April 28, 2023

Class A	Daily	$0.0422

Class C	Daily	$0.0380

Class R	Daily	$0.0407

Class Y	Daily	$0.0434

Class R5	Daily	$0.0440

Class R6	Daily	$0.0439

NOTE 13–Share Information

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	14,705,290	$98,020,143	47,641,433	$334,278,812

Class C	2,627,854	17,526,979	8,088,635	56,812,169

Class R	407,150	2,710,126	1,427,305	9,999,546

Class Y	39,016,825	259,513,006	152,010,600	1,065,154,555

Class R5	1,256	8,335	-	-

Class R6	9,936,659	65,854,094	47,951,917	333,995,515

Issued as reinvestment of dividends:
Class A	10,301,533	67,912,540	8,291,919	57,698,731

Class C	1,567,540	10,341,044	1,430,472	9,981,569

Class R	469,500	3,093,018	375,423	2,612,061

Class Y	8,023,486	52,799,242	7,087,693	49,232,229

Class R6	968,851	6,376,854	742,943	5,140,709

Automatic conversion of Class C shares to Class A shares:
Class A	3,795,657	25,227,964	15,437,423	108,140,623

Class C	(3,792,018)	(25,227,964)	(15,424,045)	(108,140,623)

34	Invesco Senior Floating Rate Fund

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(33,985,839)	$(226,322,631)	(64,565,601)	$(451,103,487)

Class C	(5,399,059)	(35,973,651)	(10,698,524)	(74,735,652)

Class R	(797,274)	(5,314,427)	(2,070,887)	(14,401,995)

Class Y	(58,907,275)	(391,235,129)	(131,743,792)	(912,730,037)

Class R6	(20,025,699)	(133,700,197)	(40,196,462)	(279,455,145)

Net increase (decrease) in share activity	(31,085,563)	$(208,390,654)	25,786,452	$192,479,580

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 57% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

35	Invesco Senior Floating Rate Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,033.90	$5.30	$1,019.59	$5.26	1.05%
Class C	1,000.00	1,031.60	9.07	1,015.87	9.00	1.80
Class R	1,000.00	1,032.60	6.55	1,018.35	6.51	1.30
Class Y	1,000.00	1,035.10	4.04	1,020.83	4.01	0.80
Class R5	1,000.00	1,035.50	3.68	1,021.17	3.66	0.73
Class R6	1,000.00	1,036.90	3.69	1,021.17	3.66	0.73

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

36	Invesco Senior Floating Rate Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-SFLR-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Short Duration High Yield Municipal Fund

Nasdaq:

A: ISHAX ∎ C: ISHCX ∎ Y: ISHYX ∎ R5: ISHFX ∎ R6: ISHSX

2	Fund Performance
4	Schedule of Investments
27	Financial Statements
30	Financial Highlights
31	Notes to Financial Statements
38	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.02%
Class C Shares	-1.29
Class Y Shares	-0.79
Class R5 Shares	-0.79
Class R6 Shares	-0.75
S&P Municipal Bond High Yield Index▼ (Broad Market Index)	-1.68
Custom Invesco Short Duration High Yield Municipal Index∎ (Style-Specific Index)	-0.87
Lipper High Yield Municipal Debt Funds Index◆ (Peer Group Index)	-1.54
Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The S&P Municipal Bond High Yield Index is an unmanaged index considered representative of municipal bonds that are not rated or are rated below investment grade.

    The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index. The S&P Municipal Bond Short Index is considered representative of US municipal bonds with maturities between six months and four years.

The Lipper High Yield Municipal Debt Funds Index is an unmanaged index considered representative of high-yield municipal debt funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the indexes described here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2                    Invesco Short Duration High Yield Municipal Fund

Average Annual Total Returns

As of 2/28/23, including maximum applicable sales charges

Class A Shares
Inception (9/30/15)	1.98%
5 Years	0.60
1 Year	-9.12
Class C Shares
Inception (9/30/15)	1.57%
5 Years	0.37
1 Year	-8.37
Class Y Shares
Inception (9/30/15)	2.60%
5 Years	1.37
1 Year	-6.50
Class R5 Shares
Inception (9/30/15)	2.63%
5 Years	1.39
1 Year	-6.50
Class R6 Shares
Inception	2.58%
5 Years	1.40
1 Year	-6.43

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 2.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3                    Invesco Short Duration High Yield Municipal Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.10%
Alabama–2.50%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.25%	06/01/2025	$875	$ 859,692
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(a)	5.25%	06/01/2029	5,750	6,071,036
Series 2022 F, RB(a)	5.50%	12/01/2028	2,500	2,641,134
Fairfield (City of), AL; Series 2012, GO Wts. (Acquired 04/30/2012; Cost $3,622,756)(b)(c)	6.00%	06/01/2031	3,585	2,868,000
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village);
Series 2007, RB (Acquired 12/29/2015; Cost $90,000)(b)(c)	5.50%	01/01/2028	90	55,800
Series 2014, RB	3.50%	07/01/2026	5,022	3,113,940
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.00%	08/01/2025	770	759,665
Series 2016 A, RB	5.25%	08/01/2030	200	190,146
Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(a)	4.00%	12/01/2031	5,390	5,253,355
Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,000	5,361,650
Talladega (County of), AL; Series 2002 D, TAC (INS - NATL)(d)	5.25%	01/01/2029	25	25,039
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining);
Series 2019 A, Ref. IDR(e)	4.50%	05/01/2032	7,691	6,910,900
Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	1,000	867,590
				34,977,947

American Samoa–0.07%
American Samoa (Territory of) Economic Development Authority; Series 2015 A, Ref. RB	6.25%	09/01/2029	1,000	1,041,201

Arizona–3.37%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2030	495	518,860
Series 2017 A, Ref. RB	5.00%	07/01/2031	515	538,938
Series 2017 A, Ref. RB	5.00%	07/01/2032	545	569,277
Series 2017 A, Ref. RB	5.00%	07/01/2033	575	599,186
Arizona (State of) Industrial Development Authority (ACCEL Schools); Series 2018 A, RB(e)	5.00%	08/01/2033	1,955	1,888,706
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation);
Series 2017, Ref. RB(e)	6.00%	07/01/2037	3,440	3,538,489
Series 2017, Ref. RB(e)	6.00%	07/01/2047	1,385	1,405,359
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(e)	5.00%	07/01/2026	410	411,595
Arizona (State of) Industrial Development Authority (Doral Academy of Northern Nevada); Series 2021 A, Ref. RB(e)	4.00%	07/15/2041	530	433,976
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(e)	4.50%	07/01/2029	765	730,417
Series 2019, RB(e)	5.00%	07/01/2039	2,135	1,975,217
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(e)	5.00%	06/01/2031	2,505	2,488,907
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(e)	4.75%	12/15/2028	1,440	1,443,098
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(e)	5.00%	07/15/2028	865	872,532
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(e)	4.50%	07/15/2029	2,970	2,845,898
Arizona (State of) Industrial Development Authority (Somerset Academy of Las Vegas - Lone Mountain Campus);
Series 2019 A, IDR(e)	5.00%	12/15/2039	400	382,027
Series 2019 A, IDR(e)	5.00%	12/15/2049	700	632,165
Chandler (City of) Industrial Development Authority (Intel Corp.); Series 2022, RB(a)(f)	5.00%	09/01/2027	2,000	2,069,052
Glendale (City of), AZ Industrial Development Authority (Terraces of Phoenix);
Series 2018 A, Ref. RB	3.60%	07/01/2023	155	154,067
Series 2018 A, Ref. RB	5.00%	07/01/2038	320	278,316
Greater Arizona Development Authority; Series 2007 A, RB (INS - NATL)(d)	4.38%	08/01/2032	5	5,006

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(e)	4.80%	07/01/2028	$1,600	$ 1,610,737
Phoenix (City of), AZ Industrial Development Authority (Basis Schools); Series 2016 A, Ref. RB(e)	5.00%	07/01/2035	2,900	2,879,490
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2015, Ref. RB(e)	5.00%	07/01/2035	2,820	2,809,538
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2015, Ref. RB(e)	4.60%	06/15/2025	930	927,746
Series 2015, Ref. RB(e)	5.38%	06/15/2035	3,370	3,395,263
Series 2019, Ref. RB(e)	5.00%	06/15/2034	730	730,101
Series 2022, Ref. RB(e)	4.00%	06/15/2031	545	509,418
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB	5.38%	07/01/2031	4,860	4,755,987
Pima (County of), AZ Industrial Development Authority (Career Success Schools); Series 2020, Ref. RB(e)	4.75%	05/01/2030	1,925	1,843,620
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	230	228,401
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(e)	4.13%	07/01/2026	1,000	967,748
Pima (County of), AZ Industrial Development Authority (Imagine East Mesa Charter Schools);
Series 2019, RB(e)	5.00%	07/01/2029	300	301,623
Series 2019, RB(e)	5.00%	07/01/2034	400	398,262
Series 2019, RB(e)	5.00%	07/01/2039	500	478,963
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	175	163,963
Tempe (City of), AZ Industrial Development Authority (Friendship Village of Tempe);
Series 2021 A, Ref. RB	4.00%	12/01/2029	380	352,869
Series 2021 A, Ref. RB	4.00%	12/01/2030	495	453,921
Series 2021 A, Ref. RB	4.00%	12/01/2031	465	420,964
Tempe (City of), AZ Industrial Development Authority (Mirabella at ASU); Series 2017 A, RB(e)	6.13%	10/01/2052	300	227,666
				47,237,368

Arkansas–1.05%
Arkansas (State of) Development Finance Authority (Big River Steel); Series 2020, RB(e)(f)	4.75%	09/01/2049	7,370	6,816,143
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(e)(f)	5.45%	09/01/2052	8,000	7,884,514
				14,700,657

California–7.05%
California (State of);
Series 1996, GO Bonds (INS - FGIC)(d)	5.38%	06/01/2026	1,885	1,896,733
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,443,095
Series 2021, GO Bonds	3.00%	12/01/2046	2,000	1,572,424
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2022 A-1, RB(a)	4.00%	08/01/2028	21,065	21,045,294
Series 2023, RB(a)	5.00%	08/01/2029	2,500	2,623,755
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	135	137,233
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,555	1,555,043
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(e)	5.00%	06/01/2028	825	817,441
Series 2018 A, RB(e)	5.00%	06/01/2038	845	798,363
California (State of) Municipal Finance Authority (Palomar Health);
Series 2022 A, Ref. COP (INS - AGM)(d)	5.25%	11/01/2035	1,200	1,326,359
Series 2022 A, Ref. COP (INS - AGM)(d)	5.25%	11/01/2036	1,250	1,362,016
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(f)	4.00%	07/15/2029	7,000	6,706,520
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(a)(f)	4.13%	10/01/2025	4,000	4,008,203
California (State of) Pollution Control Financing Authority;
Series 2012, RB(e)(f)	5.00%	07/01/2037	2,000	2,005,116
Series 2012, RB(e)(f)	5.00%	11/21/2045	4,230	4,234,972
California (State of) Pollution Control Financing Authority (Aemerge Redpak Services Southern California LLC); Series 2016, RB (Acquired 01/22/2016-09/25/2017; Cost $707,500)(b)(c)(e)(f)	7.00%	12/01/2027	710	71,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB(b)(e)(f)	7.50%	07/01/2032	$4,950	$ 247,500
Series 2020, RB (Acquired 10/06/2020; Cost $955,203)(b)(c)(e)(f)	7.50%	07/01/2032	1,000	130,000
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(e)	6.25%	07/01/2054	4,100	4,351,254
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(e)	2.38%	11/15/2028	510	472,293
Series 2021, RB(e)	3.13%	05/15/2029	2,000	1,763,729
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(e)	5.00%	06/15/2040	1,060	993,402
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 B, RB(e)	5.00%	07/01/2026	250	240,261
California (State of) School Finance Authority (New Designs Charter School); Series 2012 A, RB	5.25%	06/01/2032	1,000	1,000,457
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(e)	4.00%	11/01/2031	1,000	932,329
California (State of) School Finance Authority (TEACH Public Schools);
Series 2019 A, RB(e)	5.00%	06/01/2029	275	278,264
Series 2019 A, RB(e)	5.00%	06/01/2039	740	731,029
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	6,250	6,249,663
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(e)	4.00%	06/01/2026	410	399,861
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2034	500	509,057
Series 2014, RB	5.50%	12/01/2054	5,000	4,955,907
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(e)	5.00%	07/01/2029	900	874,743
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(g)	5.00%	06/01/2027	145	158,255
Irvine Unified School District (Community Facilities District No. 09-1); Series 2017 B, RB	5.00%	09/01/2033	225	235,375
North City (City of), CA West School Facilities Financing Authority; Series 2012 A, RB (INS - AGM)(d)	5.00%	09/01/2026	605	605,841
Sacramento (County of), CA (Juvenile Courthouse); Series 2003, COP (INS - AMBAC)(d)	5.00%	12/01/2034	5,405	5,414,878
Sacramento (County of), CA (Metro Air Park Community);
Series 2022, Ref. RB	5.00%	09/01/2029	2,000	2,115,608
Series 2022, Ref. RB	5.00%	09/01/2030	2,000	2,124,393
West Covina (City of), CA Public Financing Authority (Big League Dreams); Series 2006 A, RB	5.00%	06/01/2030	2,935	2,940,191
Whittier (City of), CA (Presbyterian Intercommunity Hospital, Inc.); Series 2014, RB	5.00%	06/01/2044	8,395	8,447,749
				98,775,606

Colorado–6.74%
3rd and Havana Metropolitan District; Series 2020 A, GO Bonds	4.50%	12/01/2030	2,490	2,275,511
Amber Creek Metropolitan District; Series 2017 A, Ref. GO Bonds	5.00%	12/01/2037	713	671,321
Arista Metropolitan District;
Series 2018 A, Ref. GO Bonds	4.38%	12/01/2028	1,000	948,909
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2038	1,240	1,187,688
Baseline Metropolitan District No. 1;
Seires 2018 A-2, RB	5.13%	12/01/2028	1,500	1,518,843
Seires 2018 A-2, RB	5.50%	12/01/2034	1,000	1,016,134
Brighton Crossing Metropolitan District No. 6;
Series 2020 A, GO Bonds	5.00%	12/01/2035	530	501,346
Series 2020 A, GO Bonds	5.00%	12/01/2040	515	468,199
Canyon Pines Metropolitan District; Series 2022 A, GO Bonds(h)	0.00%	12/01/2027	8,770	6,045,961
Canyons Metropolitan District No. 5; Series 2016, GO Bonds	7.00%	12/15/2057	1,500	1,017,895
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2020 A, Ref. GO Bonds	4.00%	12/01/2029	1,115	1,032,399
Clear Creek Station Metropolitan District No. 2; Series 2017 A, Ref. GO Bonds	4.38%	12/01/2032	738	687,313
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	5.00%	12/01/2041	1,100	992,936
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	2,000	1,810,450
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB	5.00%	05/15/2035	5,205	4,597,794
Series 2021 B, RB	2.63%	05/15/2029	1,125	1,006,799

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.00%	11/01/2027	$600	$ 638,982
Series 2022, RB	5.00%	11/01/2028	500	540,829
Series 2022, RB	5.00%	11/01/2029	900	982,442
Colorado (State of) Health Facilities Authority (Frasier Meadows Retirement Community);
Series 2017 A, Ref. RB	5.00%	05/15/2025	525	525,177
Series 2017 A, Ref. RB	5.00%	05/15/2026	475	474,548
Colorado (State of) Health Facilities Authority (Ralston Creek at Arvada); Series 2017 B, RB	4.00%	11/01/2027	4,200	3,714,781
Colorado (State of) Health Facilities Authority (Sunny Vista Living Center); Series 2015 A, Ref. RB(e)	5.00%	12/01/2025	105	95,163
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	1,285	1,019,979
Colorado (State of) International Center Metropolitan District No. 14; Series 2018, GO Bonds	5.63%	12/01/2032	1,000	988,385
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	1,000	981,538
Copper Ridge Metropolitan District; Series 2019, RB	4.00%	12/01/2029	2,739	2,505,468
Copperleaf Metropolitan District No. 6; Series 2022 B, GO Bonds	6.00%	12/15/2041	1,225	1,164,298
Denver (City & County of), CO Health & Hospital Authority (550 Acoma, Inc.);
Series 2018, COP	5.00%	12/01/2028	310	330,574
Series 2018, COP	5.00%	12/01/2029	500	529,960
Series 2018, COP	5.00%	12/01/2030	350	371,130
Series 2018, COP	5.00%	12/01/2031	375	396,794
Series 2018, COP	5.00%	12/01/2032	455	479,846
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.50%	12/01/2038	1,369	1,339,266
Dominion Water & Sanitation District;
Series 2022, Ref. RB	5.00%	12/01/2027	2,185	2,162,132
Series 2022, Ref. RB	5.25%	12/01/2032	3,415	3,373,729
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(e)	5.00%	12/01/2041	1,700	1,514,687
Frisco (Town of), CO (Marina Enterprise); Series 2019, RB	5.00%	12/01/2036	600	602,916
Granby Ranch Metropolitan District; Series 2018, Ref. GO Bonds(e)	4.88%	12/01/2028	675	655,382
Highlands Metropolitan District No. 1; Series 2021, GO Bonds	4.00%	12/01/2031	1,190	1,056,351
Independence Water & Sanitation District; Series 2019, RB	7.25%	12/01/2038	1,254	1,259,188
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	5,499	5,239,994
Kinston Metropolitan District No. 5; Series 2020 A, GO Bonds	4.63%	12/01/2035	1,000	854,620
Mirabelle Metropolitan District No. 2; Series 2020 A, GO Bonds	5.00%	12/01/2039	700	658,172
Morgan Hill Metropolitan District No. 3;
Series 2021 A, GO Bonds	3.00%	12/01/2031	980	786,599
Series 2021 A, GO Bonds	3.50%	12/01/2041	2,940	2,177,060
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	6,000	6,082,107
Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.13%	12/01/2031	1,445	1,412,224
Nexus North at DIA Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2041	520	469,388
Nine Mile Metropolitan District; Series 2020, RB	4.63%	12/01/2030	2,265	2,128,898
Painted Prairie Metropolitain District No. 2; Series 2018, GO Bonds	5.25%	12/01/2048	2,250	2,068,510
Peak Metropolitan District No. 1; Series 2021 A, GO Bonds(e)	4.00%	12/01/2035	540	454,532
Plaza Metropolitan District No. 1; Series 2013, Ref. RB(e)	5.00%	12/01/2040	1,465	1,377,638
Prairie Center Metropolitan District No. 7; Series 2021, GO Bonds	6.38%	06/15/2046	1,330	1,197,465
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2036	1,250	1,041,071
Riverwalk Metropolitan District No. 2; Series 2022 A, RB	4.50%	12/01/2032	4,000	3,576,810
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(e)	5.00%	12/01/2031	1,945	1,839,888
Series 2021 A, GO Bonds(e)	5.00%	12/01/2041	2,000	1,712,187
Thompson Crossing Metropolitan District No. 4; Series 2019, Ref. GO Bonds	3.50%	12/01/2029	515	462,957
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	5.00%	12/01/2041	2,700	2,387,209
Vauxmont Metropolitan District; Series 2019, Ref. GO Bonds (INS - AGM)(d)	3.25%	12/15/2050	822	647,604
Verve Metropolitan District No. 1; Series 2023, GO Bonds	5.75%	12/01/2033	2,895	2,722,208
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(e)	5.70%	12/01/2051	166	146,336
Westerly Metropolitan District No. 4;
Series 2021 A, GO Bonds	4.13%	12/01/2031	615	543,902
Series 2021 A, GO Bonds	5.00%	12/01/2040	1,000	913,118
				94,383,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–0.24%
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2030	$3,480	$ 3,379,837

Delaware–0.16%
Millsboro (Town of), DE (Plantation Lakes Special Development District); Series 2018, Ref. RB(e)	5.00%	07/01/2028	2,249	2,254,163

District of Columbia–3.20%
District of Columbia; Series 2013, RB	5.00%	10/01/2035	1,285	1,264,107
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	4.13%	07/01/2027	1,160	1,119,841
Series 2017 A, RB	5.00%	07/01/2032	1,500	1,470,340
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	5,785	5,917,899
Series 2001, RB	6.75%	05/15/2040	24,435	25,155,345
Metropolitan Washington Airports Authority; Series 2015 B, Ref. RB(f)	5.00%	10/01/2032	9,575	9,879,468
				44,807,000

Florida–5.07%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 12/04/2020; Cost $185,398)(c)	5.63%	11/15/2029	185	156,224
Series 2014, RB (Acquired 06/04/2020; Cost $861,250)(c)	6.00%	11/15/2029	1,000	849,607
Series 2014, RB (Acquired 01/17/2020; Cost $1,408,850)(c)	6.00%	11/15/2034	1,500	1,158,139
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(e)	5.00%	11/15/2061	965	646,367
Series 2022 B, RB(e)	6.50%	11/15/2033	100	87,233
Amelia Concourse Community Development District; Series 2019 B-1, RB	5.25%	05/01/2029	70	71,142
Broward (County of), FL; Series 2015 A, RB(f)	5.00%	10/01/2045	10,000	10,084,345
Broward (County of), FL Housing Finance Authority (Golden Villas); Series 2008 B, RB(a)(f)	6.75%	04/01/2025	40	40,108
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(e)	5.88%	07/01/2040	250	226,402
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.); Series 2017, RB(e)	5.38%	08/01/2032	1,000	835,014
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(e)	5.00%	12/15/2035	1,085	1,030,783
Capital Trust Agency, Inc. (H-Bay Ministries, Inc.- Superior Residences);
Series 2018 B, RB(b)	4.00%	07/01/2028	750	75,000
Series 2018 B, RB(b)	4.25%	07/01/2033	625	62,500
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(e)	5.00%	06/01/2041	465	419,538
Series 2021, RB(e)	3.25%	06/01/2031	230	196,456
Series 2021, RB(e)	5.00%	06/01/2041	1,295	1,168,390
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(e)	5.00%	07/01/2027	1,000	961,537
Capital Trust Agency, Inc. (Sustainability Bonds); Series 2021, RB(e)	4.00%	06/15/2031	700	635,177
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(e)	4.00%	12/01/2028	6,310	5,857,382
Series 2018 A, RB(e)	5.25%	12/01/2043	2,500	2,360,997
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(e)(f)	5.00%	10/01/2029	895	904,073
Series 2021, RB(e)(f)	4.00%	10/01/2041	1,800	1,457,869
Florida Development Finance Corp.; Series 2021, RB(e)	3.00%	07/01/2031	325	290,173
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2022 A, Ref. RB(a)(e)(f)	7.25%	10/03/2023	3,000	3,009,590
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(e)	5.25%	06/15/2029	1,000	990,959
Florida Development Finance Corp. (Renaissance Charter School, Inc.);
Series 2020 C, Ref. RB(e)	4.00%	09/15/2030	470	420,524
Series 2020 C, Ref. RB(e)	5.00%	09/15/2040	400	346,028
Florida Development Finance Corp. (River City Science Academy);
Series 2022, RB	4.00%	07/01/2031	345	336,060
Series 2022, RB	5.00%	07/01/2042	435	435,648
Florida Development Finance Corp. (Virgin Trains USA Passenger Rail);
Series 2019 A, Ref. RB(a)(e)(f)	6.25%	01/01/2024	3,405	3,311,512
Series 2019 A, Ref. RB(a)(e)(f)	6.38%	01/01/2026	5,000	4,644,756
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,140	1,128,048
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.50%	08/15/2030	3,805	3,680,801

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.00%	07/15/2028	$480	$ 469,049
Series 2018 A, RB(e)	5.38%	07/15/2038	1,300	1,188,573
Miami-Dade (County of), FL;
Series 2014, Ref. RB(f)	5.00%	10/01/2031	3,000	3,039,968
Series 2014, Ref. RB(f)	5.00%	10/01/2032	5,000	5,064,546
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2016, Ref. RB	5.00%	11/15/2032	3,000	3,043,284
Palm Beach (County of), FL Health Facilities Authority (Harbour’s Edge); Series 2004 A, RB	6.00%	11/15/2024	10	10,006
Palm Beach (County of), FL Health Facilities Authority (Toby & Leon Cooperman Sinai Residences of Boca Raton Expanison);
Series 2022, Ref. RB	4.00%	06/01/2031	1,250	1,151,934
Series 2022, Ref. RB	4.00%	06/01/2036	2,000	1,721,941
Pembroke Harbor Community Development District; Series 2008 A, RB	7.00%	05/01/2038	1,060	1,061,748
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2029	1,620	1,635,073
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates);
Series 2019, Ref. IDR	5.00%	01/01/2039	300	275,626
Series 2019, Ref. IDR	5.00%	01/01/2049	1,750	1,511,274
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB(e)(f)	5.88%	01/01/2033	3,000	3,011,938
				71,063,342

Georgia–1.38%
Albany (City of) & Dougherty (Country of), GA Payroll Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2026	810	811,435
Burke (County of), GA Development Authority (Oglethorpe Power Corp.); Series 2017 E, RB(a)	3.25%	02/03/2025	3,000	2,956,635
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	5.50%	12/01/2028	1,900	1,860,506
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(e)	3.63%	01/01/2031	2,750	2,381,045
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(d)	5.00%	12/01/2023	5	5,008
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(a)	4.50%	05/01/2023	4,250	4,247,837
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(e)	5.00%	06/15/2027	390	388,337
Marietta (City of), GA Developing Authority (Life University, Inc.);
Series 2017 A, Ref. RB(e)	5.00%	11/01/2023	2,280	2,287,087
Series 2017 A, Ref. RB(e)	5.00%	11/01/2037	2,000	1,931,311
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens); Series 2018 A-1, RB	5.75%	12/01/2028	2,630	2,530,262
				19,399,463

Guam–0.52%
Guam (Territory of); Series 2015 D, Ref. RB	5.00%	11/15/2033	3,000	3,061,639
Guam (Territory of) Department of Education (John F. Kennedy);
Series 2020, Ref. COP	4.25%	02/01/2030	1,500	1,484,478
Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,726,541
				7,272,658

Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	4.00%	11/15/2027	1,015	985,464
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.); Series 2018 A, RB(e)	4.63%	07/01/2029	170	171,574
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(e)	4.00%	05/01/2042	2,280	1,824,631
Idaho (State of) Housing & Finance Association (North Star Charter School);
Series 2014 A, Ref. RB	6.75%	07/01/2036	526	552,288
Series 2014 A, Ref. RB	6.75%	07/01/2048	1,061	1,109,906
Power County Industrial Development Corp. (FMC Corp.); Series 1999, RB(f)	6.45%	08/01/2032	130	130,461
				4,774,324

Illinois–8.66%
Aurora (City of), IL (East River Area TIF No. 6); Series 2018 A, Ref. RB	5.00%	12/30/2027	820	797,687
Aurora (City of), IL (River City TIF No. 3); Series 2018 B, Ref. RB	4.50%	12/30/2023	420	417,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Bartlett (Village of), IL (Quarry Redevelopment); Series 2016, Ref. RB	4.00%	01/01/2024	$475	$471,315
Berwyn (City of), IL (South Berwyn Corridor); Series 2020, RB(e)	4.00%	12/01/2028	1,440	1,340,294
Bradley (Village of), IL (Bradley Commons);
Series 2018 A, Ref. RB	5.00%	01/01/2024	455	455,171
Series 2018 A, Ref. RB	5.00%	01/01/2025	485	484,585
Series 2018 A, Ref. RB	5.00%	01/01/2026	505	502,861
Series 2018 A, Ref. RB	5.00%	01/01/2027	530	526,867
Chicago (City of), IL;
Series 2014 A, Ref. GO Bonds	5.00%	01/01/2035	11,270	11,291,452
Series 2014, RB (INS - BAM)(d)	5.00%	01/01/2039	2,000	2,011,937
Series 2017 A, Ref. GO Bonds	5.63%	01/01/2029	1,000	1,044,927
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	1,500	1,568,304
Chicago (City of), IL (Hearts United Apartments); Series 1999 A, RB (CEP - GNMA)(f)	5.60%	01/01/2041	70	70,362
Chicago (City of), IL (Lakeshore East);
Series 2022, Ref. RB(e)	2.87%	12/01/2027	255	237,022
Series 2022, Ref. RB(e)	3.04%	12/01/2028	270	248,294
Series 2022, Ref. RB(e)	3.20%	12/01/2029	325	296,374
Series 2022, Ref. RB(e)	3.29%	12/01/2030	342	310,730
Series 2022, Ref. RB(e)	3.38%	12/01/2031	375	338,477
Series 2022, Ref. RB(e)	3.45%	12/01/2032	300	269,527
Chicago (City of), IL (O’Hare International Airport);
Series 2015 C, RB(f)	5.00%	01/01/2046	8,000	7,973,761
Series 2017 D, RB	5.25%	01/01/2029	1,500	1,626,840
Series 2017 D, RB	5.25%	01/01/2030	3,000	3,245,111
Series 2017 G, RB(f)	5.25%	01/01/2028	250	262,956
Series 2017 G, RB(f)	5.25%	01/01/2029	350	369,058
Series 2017 G, RB(f)	5.25%	01/01/2030	400	422,136
Series 2017 G, RB(f)	5.25%	01/01/2031	350	369,468
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(d)(h)	0.00%	12/01/2025	1,000	895,075
Series 2012 A, GO Bonds	5.00%	12/01/2042	15,000	14,171,195
Series 2017 C, Ref. GO Bonds	5.00%	12/01/2024	1,000	1,013,937
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	2,000	2,014,162
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2026	2,000	2,053,007
Evanston (City of), IL (Roycemore School);
Series 2021, RB(e)	4.00%	04/01/2032	245	204,367
Series 2021, RB(e)	4.38%	04/01/2041	830	623,021
Hillside (Village of), IL (Mannheim Redevelopment);
Series 2018, Ref. RB	5.00%	01/01/2024	335	335,977
Series 2018, Ref. RB	5.00%	01/01/2030	2,195	2,177,205
Illinois (State of);
First Series 2020, GO Bonds (INS - NATL)(d)(i)(j)	6.00%	11/01/2026	3,500	3,667,988
Series 2013, GO Bonds	5.50%	07/01/2033	1,500	1,507,502
Series 2017 D, GO Bonds	5.00%	11/01/2025	4,000	4,112,825
Series 2020 A, GO Bonds(i)(j)	6.00%	05/01/2025	2,500	2,608,756
Series 2020, GO Bonds	5.38%	05/01/2023	1,000	1,002,325
Series 2020, GO Bonds	5.50%	05/01/2030	2,000	2,193,000
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(f)	8.00%	06/01/2032	11,805	11,814,876
Illinois (State of) Finance Authority; Series 2007, RB	5.40%	04/01/2027	140	137,387
Illinois (State of) Finance Authority (Benedictine University);
Series 2017, Ref. RB	5.00%	10/01/2030	1,000	1,016,315
Series 2017, Ref. RB	5.00%	10/01/2033	1,000	1,015,159
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(e)	5.25%	12/01/2025	255	259,450
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2027	2,065	2,017,905
Series 2019 A, Ref. RB	5.00%	11/01/2035	2,020	1,822,454
Illinois (State of) Finance Authority (Montgomery Place); Series 2017, Ref. RB (Acquired 04/12/2017; Cost $1,125,253)(c)	5.00%	05/15/2024	1,115	1,098,103
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,089	632,742

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB(g)	5.25%	08/15/2023	$160	$161,319
Illinois (State of) Finance Authority (Plymouth Place); Series 2015, Ref. RB(g)	5.00%	05/15/2025	160	163,401
Illinois (State of) Finance Authority (Roosevelt University);
Series 2007, RB	5.50%	04/01/2037	2,000	1,859,011
Series 2019 A, RB(e)	6.13%	04/01/2049	3,000	2,914,028
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2027	425	439,578
Series 2017, Ref. RB	5.00%	08/01/2028	500	517,802
Series 2017, Ref. RB	5.00%	08/01/2029	325	336,519
Series 2017, Ref. RB	5.00%	08/01/2030	380	393,031
Series 2017, Ref. RB	5.00%	08/01/2031	375	387,335
Series 2017, Ref. RB	5.00%	08/01/2033	470	483,313
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	8,700	8,789,572
Illinois (State of) Finance Authority (Three Crowns Park); Series 2017, Ref. RB	4.00%	02/15/2027	1,460	1,414,796
Illinois (State of) Medical District Commission;
Series 2002, COP (INS - NATL)(d)	5.13%	06/01/2026	50	50,054
Series 2002, COP (INS - NATL)(d)	5.25%	06/01/2032	140	140,105
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2022 B, RB	5.00%	12/15/2027	3,000	3,089,373
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB(j)	5.00%	06/01/2030	3,000	3,324,196
Manhattan (Village of), IL Special Service Area No. 2004-1 (Brookstone Springs); Series 2015, Ref. RB	4.25%	03/01/2024	82	81,632
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	4.25%	01/01/2029	880	834,322
Yorkville (United City of), IL (Raintree Village); Series 2013, Ref. RB	4.60%	03/01/2025	640	629,879
				121,356,600

Indiana–1.92%
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	4.80%	01/01/2028	300	274,461
Indiana (State of) Finance Authority; Series 2022, Ref. RB(a)(f)	4.50%	11/15/2023	10,000	9,974,350
Indiana (State of) Finance Authority (Irvington Community School); Series 2018 A, Ref. RB(e)	5.50%	07/01/2028	815	809,001
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	4.25%	11/01/2030	1,580	1,533,663
Series 2012 B, RB	3.00%	11/01/2030	2,000	1,782,099
Series 2012 C, RB	3.00%	11/01/2030	2,000	1,782,099
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	6,980	6,859,593
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2037	1,865	1,863,084
Lake County 2000 Building Corp.; Series 2012, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	02/01/2024	1,520	1,520,062
Mishawaka (City of), IN (Silver Birch of Mishwaka); Series 2017, RB(e)	5.10%	01/01/2032	555	480,731
				26,879,143

Iowa–1.52%
Ackley (City of), IA (Grand Jivante); Series 2018 A, RB	4.50%	08/01/2033	600	491,902
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	4.30%	10/01/2028	660	614,239
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	4.00%	12/01/2032	9,000	8,835,580
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	4.45%	08/01/2028	625	575,584
Series 2018, RB	5.00%	08/01/2033	500	446,650
PEFA, Inc.; Series 2019, RB(a)	5.00%	09/01/2026	10,000	10,293,209
				21,257,164

Kansas–1.00%
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2027	1,440	1,448,564
Pittsburgh (City of), KS (North Broadway - Pittsburgh Town Center); Series 2006, RB	4.80%	04/01/2027	240	194,412
University of Kansas Hospital Authority; Series 2015, Ref. RB	5.00%	09/01/2034	5,000	5,205,623
Wichita (City of), KS (Kansas Masonic Home);
Series 2016 II-A, RB (Acquired 05/01/2017; Cost $ 499,162)(c)	4.25%	12/01/2024	500	115,000
Series 2016 II-A, RB (Acquired 06/24/2016-11/06/2019; Cost $1,849,794)(c)	5.00%	12/01/2031	1,800	414,000
Series 2016 II-A, RB (Acquired 06/24/2016-02/20/2018; Cost $1,014,014)(c)	5.25%	12/01/2036	1,000	230,000
Wichita (City of), KS (Larksfield Place); Series 2013 III, Ref. RB(a)(g)	7.13%	12/15/2023	1,000	1,029,004

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	$935	$907,034
Series 2018 I, Ref. RB	5.00%	05/15/2033	500	469,110
Series 2019, Ref. RB	4.00%	05/15/2023	655	653,368
Series 2019, Ref. RB	5.00%	05/15/2026	1,110	1,096,370
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,140,323
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,183,510
				14,086,318

Kentucky–0.60%
Ashland (City of), KY (King’s Daughters Medical Center); Series 2016 A, Ref. RB	5.00%	02/01/2029	1,000	1,033,477
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.00%	02/01/2026	470	480,832
Series 2016, Ref. RB	5.50%	02/01/2044	2,170	2,205,405
Henderson (City of), KY (Pratt Paper LLC); Series 2022 B, RB(e)(f)	3.70%	01/01/2032	2,500	2,433,665
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	4.25%	07/01/2031	1,000	869,797
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2032	1,000	1,013,840
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.00%	11/15/2025	380	370,061
				8,407,077

Louisiana–2.06%
Calcasieu Parish Industrial Development Board, Inc. (Citgo Petroleum Corp.); Series 1993, RB(f)	6.00%	07/01/2023	70	70,054
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(e)	5.38%	11/01/2038	4,095	4,253,463
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(e)	4.63%	11/01/2038	1,825	1,828,048
Louisiana (State of) Public Facilities Authority (Encore Academy);
Series 2021, RB(e)	5.00%	06/01/2031	815	715,478
Series 2021, RB(e)	5.00%	06/01/2041	1,640	1,233,133
New Orleans (City of), LA Aviation Board; Series 2015 B, RB(f)	5.00%	01/01/2040	7,700	7,776,519
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2034	540	584,104
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2036	1,115	1,188,170
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2037	755	801,502
Series 2018 A, RB (INS - AGM)(d)	5.00%	10/01/2038	475	503,637
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2032	1,000	1,094,215
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2033	715	778,830
Series 2018 B, Ref. RB (INS - AGM)(d)	5.00%	10/01/2034	515	557,063
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2011, RB(a)(e)	5.85%	06/01/2025	4,000	4,109,568
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	3,410	3,421,081
				28,914,865

Maryland–0.35%
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2026	2,160	2,152,577
Series 2017, Ref. RB	5.00%	09/01/2027	1,100	1,099,424
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	4.00%	09/01/2027	425	416,592
Baltimore (City of), MD (Harbor Point); Series 2022, RB	4.50%	06/01/2033	400	389,092
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(e)	4.00%	02/15/2028	480	464,491
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy); Series 2017 A, RB(e)	5.00%	07/01/2027	400	399,971
Maryland (State of) Health & Higher Educational Facilities Authority (Johns Hopkins Medical Institutions Parking Facilities); Series 1996, RB (INS - AMBAC)(d)	5.50%	07/01/2026	40	40,294
				4,962,441

Massachusetts–0.57%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2039	1,000	967,463

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Lynn Housing Authority & Neighborhood Development;
Series 2018, Ref. RB	3.60%	10/01/2023	$200	$198,433
Series 2018, Ref. RB	3.75%	10/01/2024	250	246,099
Series 2018, Ref. RB	4.00%	10/01/2025	200	200,004
Series 2018, Ref. RB	4.00%	10/01/2026	100	100,100
Series 2018, Ref. RB	4.00%	10/01/2027	150	150,274
Series 2018, Ref. RB	4.25%	10/01/2028	320	321,364
Series 2018, Ref. RB	4.38%	10/01/2029	385	386,998
Series 2018, Ref. RB	4.50%	10/01/2030	690	694,111
Massachusetts (Commonwealth of) Development Finance Agency (Lawrence General Hospital); Series 2017, Ref. RB	5.00%	07/01/2028	675	650,816
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(e)	5.00%	11/15/2033	1,500	1,565,955
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(e)	5.00%	10/01/2057	1,500	1,397,570
Massachusetts (Commonwealth of) Development Finance Agency (Plantation Apartments L.P.); Series 2004 A, RB (LOC - Fleet National Bank)(f)(k)	5.00%	12/15/2024	1,155	1,155,502
				8,034,689

Michigan–1.82%
Advanced Technology Academy;
Series 2019, Ref. RB	3.88%	11/01/2029	1,210	1,111,241
Series 2019, Ref. RB	5.00%	11/01/2034	1,200	1,140,821
Detroit (City of), MI; Series 2018, GO Bonds	5.00%	04/01/2026	1,000	1,018,813
Ecorse (City of), MI; Series 2011, GO Bonds	5.80%	11/01/2026	1,430	1,432,248
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	1,080	1,009,853
Michigan (State of) Finance Authority (Cesar Chavez Academy);
Series 2019, Ref. RB	3.25%	02/01/2024	90	88,780
Series 2019, Ref. RB	4.00%	02/01/2029	700	663,829
Series 2019, Ref. RB	5.00%	02/01/2033	830	822,930
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2003 B-2, RB	6.00%	11/01/2023	10	10,024
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	4.25%	12/01/2039	1,575	1,228,627
Michigan (State of) Finance Authority (Universal Learning Academy);
Series 2018, Ref. RB	5.00%	11/01/2023	100	100,123
Series 2018, Ref. RB	5.50%	11/01/2028	500	506,750
Series 2018, Ref. RB	6.00%	11/01/2032	500	516,150
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	3,000	2,558,348
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(e)	5.00%	08/15/2031	810	757,390
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(a)(f)	4.00%	10/01/2026	7,610	7,509,946
Michigan (State of) Strategic Fund (I-75 Improvement Project);
Series 2018, RB(f)	5.00%	12/31/2032	1,730	1,790,912
Series 2018, RB(f)	5.00%	12/31/2033	2,000	2,064,824
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc.); Series 2016 A, Ref. RB(e)	5.00%	07/01/2026	1,280	1,176,495
				25,508,104

Minnesota–1.35%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.00%	12/01/2033	1,250	1,085,440
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	3.50%	07/01/2027	620	573,208
Brooklyn Park (City of), MN (Athlos Leadership Academy);
Series 2015 A, RB	4.75%	07/01/2025	530	517,877
Series 2015 A, RB	5.25%	07/01/2030	580	552,142
Series 2015, RB	5.50%	07/01/2035	665	612,827
Series 2015, RB	5.75%	07/01/2046	1,400	1,215,900
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB (Acquired 01/18/2019; Cost $965,250)(c)	5.75%	08/01/2030	975	783,703
Deephaven (City of), MN (Seven Hills Preparatory Academy);
Series 2017, RB	4.38%	10/01/2027	235	226,160
Series 2017, RB	5.00%	10/01/2037	1,000	906,383

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	$1,680	$1,605,637
Series 2018 A, Ref. RB	5.00%	11/01/2033	1,070	1,033,043
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(e)	5.50%	07/01/2027	590	591,130
Series 2017 A, RB(e)	6.00%	07/01/2032	1,080	1,094,655
Ramsey (City of), MN; Series 2022 A, Ref. RB	5.00%	06/01/2032	2,000	1,954,992
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	1,000	1,002,700
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $2,000,000)(a)(b)(c)(e)	6.00%	07/01/2027	2,000	1,800,000
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(e)	5.25%	07/01/2033	140	140,635
St. Paul (City of), MN Housing & Redevelopment Authority (High School for Recording Arts); Series 2015, RB	5.13%	10/01/2023	80	79,827
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	4.25%	12/01/2032	1,315	1,304,568
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.00%	09/01/2026	810	811,228
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.00%	10/01/2031	250	214,264
Series 2018, Ref. RB	4.13%	10/01/2033	250	209,140
St. Paul Park (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	4.10%	09/01/2033	500	480,577
Wayzata (City of), MN (Folkstone Senior Living Co.); Series 2019, Ref. RB	5.00%	08/01/2035	100	98,452
				18,894,488

Mississippi–0.86%
Mississippi (State of) Development Bank (Hospital Construction); Series 2014, RB	5.00%	09/01/2030	720	739,113
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(e)	3.63%	11/01/2036	3,500	3,143,303
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	3,870	3,836,295
Mississippi Business Finance Corp. (Waste Pro USA Inc.); Series 2017, RB(a)(e)(f)	5.00%	08/02/2027	3,000	2,843,753
Tunica (County of), MS; Series 2019, Ref. RB	6.00%	10/01/2040	1,620	1,427,154
				11,989,618

Missouri–1.94%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	145	135,123
Branson (City of), MO Industrial Development Authority (Branson Shoppes Redevelopment);
Series 2017 A, Ref. RB	4.00%	11/01/2025	1,440	1,396,311
Series 2017 A, Ref. RB	4.00%	11/01/2026	750	715,711
Cape Girardeau (County of), MO Industrial Development Authority (Procter & Gamble Paper Products Co. (The)); Series 1998, RB(f)	5.30%	05/15/2028	30	30,059
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(e)	4.50%	12/01/2029	1,680	1,640,728
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District);
Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	310	299,483
Series 2016 A, Ref. RB(e)	5.00%	04/01/2036	2,000	1,840,837
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB(e)	4.38%	02/01/2031	960	818,742
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. IDR	5.00%	05/15/2026	1,000	979,399
Series 2017 A, Ref. IDR	5.00%	05/15/2027	800	776,072
Series 2017, Ref. RB	5.00%	05/15/2024	1,700	1,689,319
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	898,828
Series 2017, Ref. RB	5.25%	05/15/2042	1,000	864,880
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2014 A, RB	5.00%	08/15/2034	490	452,490
Series 2014 A, RB	5.25%	08/15/2039	5,235	4,797,128
Series 2018, Ref. RB	5.00%	08/15/2032	2,680	2,525,580
Maryland Heights (City of), MO (Westport Plaza Redevelopment);
Series 2020, RB	3.63%	11/01/2031	1,365	1,201,714
Series 2020, RB	4.13%	11/01/2038	2,500	2,068,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017, RB(e)	5.00%	12/01/2037	$300	$308,119
Northpark Lane Community Improvement District; Series 2018, RB	4.50%	11/01/2036	560	559,715
St. Charles (County of), MO Industrial Development Authority (Suemandy/Mid-Rivers Community Improvement District); Series 2016, RB(e)	4.25%	10/01/2034	1,325	1,137,357
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.00%	09/01/2025	1,000	1,002,555
Series 2018 A, RB	5.00%	09/01/2026	1,000	1,003,495
				27,142,042

Nebraska–0.07%
Douglas (County of), NE Hospital Authority No. 2 (NE Methodist Health); Series 2015, Ref. RB	5.00%	11/01/2045	1,000	1,007,920

Nevada–0.43%
Las Vegas (City of), NV Special Improvement District No. 607;
Series 2013, Ref. RB	5.00%	06/01/2023	205	205,527
Series 2013, Ref. RB	5.00%	06/01/2024	50	50,619
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.75%	12/01/2040	350	332,323
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada);
Series 2017 A, RB(e)	5.00%	07/15/2027	335	336,837
Series 2017 A, RB(e)	5.00%	07/15/2037	500	493,918
Nevada (State of) Department of Business & Industry (Somerset Academy); Series 2018 A, RB(e)	4.50%	12/15/2029	525	508,576
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1); Series 2022, RB(e)	5.50%	06/01/2037	750	747,001
Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.75%	06/15/2028	2,500	2,246,264
Tahoe-Douglas Visitors Authority; Series 2020, RB	5.00%	07/01/2032	1,000	1,038,364
				5,959,429

New Hampshire–0.60%
New Hampshire (State of) Business Finance Authority (Covanta);
Series 2018 A, Ref. RB(e)(f)	4.00%	11/01/2027	1,500	1,429,198
Series 2020 A, Ref. RB(a)(e)	3.63%	07/02/2040	3,455	2,643,258
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	3,980	3,717,300
New Hampshire (State of) Health and Education Facilities Authority (Hillside Village);
Series 2017 A, RB (Acquired 06/12/2017; Cost $1,323,137)(b)(c)(e)	5.25%	07/01/2027	1,323	291,090
Series 2017 B, RB (Acquired 06/12/2017; Cost $1,214,615)(b)(c)(e)	4.13%	07/01/2024	1,215	267,215
				8,348,061

New Jersey–2.23%
New Jersey (State of) Economic Development Authority; Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,514,511
New Jersey (State of) Economic Development Authority (Beloved Community Charter School, Inc.); Series 2019 A, RB(e)	5.00%	06/15/2039	825	792,071
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(e)	5.13%	11/01/2029	215	213,489
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017 A, RB(e)	5.00%	07/01/2027	395	389,839
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(e)	4.75%	10/01/2028	1,305	1,275,581
New Jersey (State of) Economic Development Authority (New Jersey Transportation Bonds); Series 2020 A, RB	5.00%	11/01/2030	3,225	3,546,487
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	517	551,537
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.); Series 2012 C, RB	5.00%	07/01/2032	1,385	1,368,654
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School); Series 2017 A, Ref. RB(e)	4.25%	09/01/2027	210	205,876
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(f)	5.00%	12/01/2026	1,000	1,048,835

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(h)	0.00%	12/15/2028	$715	$575,602
Series 2008 A, RB(h)	0.00%	12/15/2035	1,000	570,521
Series 2009 A, RB(h)	0.00%	12/15/2032	1,465	981,143
Series 2010 A, RB (INS - BAM)(d)(h)	0.00%	12/15/2028	4,850	3,944,565
Series 2013 AA, RB	5.25%	06/15/2031	1,150	1,155,960
Series 2018 A, Ref. RB	5.00%	12/15/2024	1,000	1,023,562
Series 2018 A, RN(i)(j)	5.00%	06/15/2029	1,000	1,052,647
Series 2018 A, RN(i)(j)	5.00%	06/15/2030	2,845	2,993,246
Series 2019, Ref. RB	5.00%	12/15/2033	2,850	3,102,398
Series 2020 A, Ref. RN(i)(j)	5.00%	06/15/2031	4,680	4,914,737
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	3.20%	06/01/2027	45	44,971
				31,266,232

New Mexico–0.22%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,125	1,112,981
Winrock Town Center Tax Increment Development District No. 1;
Series 2022, Ref. RB(e)	3.75%	05/01/2028	1,008	943,362
Series 2022, Ref. RB(e)	4.00%	05/01/2033	1,250	1,092,867
				3,149,210

New York–6.49%
Allegany County Capital Resource Corp. (Houghton College); Series 2022 A, Ref. RB	5.00%	12/01/2032	1,385	1,462,948
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2018, Ref. RB(e)	5.00%	10/01/2028	375	365,726
Series 2018, Ref. RB(e)	5.00%	10/01/2038	2,445	2,197,310
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB(e)(f)	5.25%	12/31/2033	3,000	2,752,913
Series 2019, Ref. RB(e)(f)	5.50%	12/31/2040	5,000	4,329,090
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB	4.00%	06/15/2031	300	281,580
Series 2021 A, RB	4.00%	06/15/2041	525	430,648
Build NYC Resource Corp. (Shefa School);
Series 2021 A, RB(e)	2.50%	06/15/2031	375	312,472
Series 2021 A, RB(e)	5.00%	06/15/2051	750	671,790
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	3,210	3,015,684
Metropolitan Transportation Authority;
Series 2013 E, RB	5.00%	11/15/2038	1,400	1,395,996
Subseries 2015 C-1, Ref. RB	5.25%	11/15/2031	2,000	2,038,536
Metropolitan Transportation Authority (Green Bonds); Series 2020 E, Ref. RB	5.00%	11/15/2029	4,100	4,367,265
Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB (Acquired 01/19/2016-02/28/2018; Cost $1,095,340)(c)	5.00%	01/01/2058	967	466,165
Series 2021, Ref. RB (Acquired 09/07/2021; Cost $445,000)(c)(e)	9.00%	01/01/2041	445	367,873
New York & New Jersey (States of) Port Authority; Series 2014, Ref. RB(f)	5.00%	10/15/2044	2,380	2,393,492
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2018 A, Ref. RB	5.00%	08/01/2035	1,250	1,253,952
New York Counties Tobacco Trust II; Series 2001, RB	5.63%	06/01/2035	95	96,896
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	1,255	1,291,258
Series 2016 A, Ref. RB	6.00%	06/01/2043	3,360	3,415,560
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	3,000	3,030,980
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(f)	5.25%	08/01/2031	3,025	3,080,610
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(f)	5.00%	08/01/2026	5,495	5,497,402
Series 2016, Ref. RB(f)	5.00%	08/01/2031	8,500	8,507,788
Series 2021, Ref. RB(f)	3.00%	08/01/2031	545	486,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(f)	5.00%	01/01/2030	$2,000	$ 2,071,174
Series 2018, RB(f)	5.00%	01/01/2031	5,000	5,163,567
Series 2018, RB(f)	5.00%	01/01/2032	4,315	4,453,529
Series 2020, RB(f)	4.00%	10/01/2030	6,000	5,847,579
Series 2020, RB(f)	5.00%	10/01/2035	5,000	5,133,032
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(f)	5.00%	12/01/2029	7,000	7,449,333
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(b)	5.00%	07/01/2027	1,000	495,000
Series 2013 A, RB(b)	5.00%	07/01/2032	1,000	495,000
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(e)(f)	7.00%	06/01/2046	3,500	3,068,294
Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	3,385	3,231,960
				90,918,880

North Dakota–0.06%
Burleigh (County of), ND (University of Mary); Series 2016, RB	4.38%	04/15/2026	820	802,089

Ohio–2.58%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	2,500	2,273,600
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Euclid Avenue Development Corp.); Series 2014, Ref. RB	5.00%	08/01/2029	600	614,941
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	1,000	1,002,052
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(f)	5.38%	09/15/2027	485	484,968
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.00%	02/15/2031	2,500	2,598,140
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2040	1,500	1,373,612
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	165	164,613
Series 2004, RB	6.40%	02/15/2034	1,950	1,888,891
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(a)	4.38%	06/15/2026	1,700	1,626,860
Lorain (County of), OH Port Authority (Kendal at Oberlin); Series 2013 A, Ref. RB(a)(g)	5.00%	11/15/2023	1,500	1,517,543
Lucas Metropolitan Housing Authority;
Series 2012, RB	5.25%	09/01/2024	275	280,946
Series 2012, RB	5.25%	09/01/2025	290	296,304
Series 2012, RB	5.25%	09/01/2026	305	311,662
Series 2012, RB	5.25%	09/01/2027	320	327,018
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	2,040	1,752,857
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2033	1,000	1,000,193
Series 2013, RB	5.00%	02/15/2044	3,000	2,698,833
Series 2013, RB	5.00%	02/15/2048	7,180	6,178,585
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(e)	5.00%	12/01/2023	1,460	1,451,460
Ohio (State of) (Portsmouth Bypass); Series 2015, RB(f)	5.00%	12/31/2039	1,000	996,131
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2019 A, Ref. PCR	3.25%	09/01/2029	2,000	1,818,096
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(e)(f)	4.25%	01/15/2038	250	240,379
Ohio (State of) Housing Finance Agency (Sanctuary at Springboro); Series 2017, RB(e)	5.13%	01/01/2032	450	374,906
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	580	579,945
Southern Ohio Port Authority (Purecycle);
Series 2020 A, RB(e)(f)	6.25%	12/01/2025	3,620	3,258,867
Series 2020 A, RB(e)(f)	7.00%	12/01/2042	1,165	829,565
Youngstown (City of), OH Metropolitan Housing Authority;
Series 2014, RB	3.20%	06/15/2023	35	34,836
Series 2014, RB	4.00%	12/15/2024	210	210,046
				36,185,849

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–0.60%
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017 A, RB(b)	5.00%	08/01/2037	$1,650	$ 1,650
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch); Series 2016 B-2, RB(b)	4.75%	11/01/2023	978	2,446
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(f)	5.50%	12/01/2035	2,000	2,002,303
Tulsa (City of), OK Airports Improvement Trust (American Airlines Group, Inc.); Series 2015, Ref. RB(a)(f)	5.00%	06/01/2025	6,340	6,347,515
				8,353,914

Oregon–0.00%
Local Oregon Capital Assets Program; Series 2011 C, COP	4.60%	06/01/2031	35	35,023
Oregon (State of) (Elderly & Disabled Housing); Series 1993 C, GO Bonds(f)	5.65%	08/01/2026	10	10,019
				45,042

Pennsylvania–2.87%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	5.00%	04/01/2032	3,000	3,206,628
Series 2018, Ref. RB	5.00%	04/01/2030	3,875	4,144,583
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	4.88%	11/01/2024	3,000	3,016,230
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $500,092)(c)	5.60%	07/01/2023	508	456,937
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(e)	6.00%	05/01/2042	690	698,809
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2017, RB(e)	5.00%	05/01/2027	2,750	2,796,532
Series 2018, RB(e)	5.00%	05/01/2028	2,250	2,292,861
Series 2018, RB(e)	5.00%	05/01/2033	500	506,763
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone); Series 2018, RB(e)	4.38%	03/01/2028	227	222,462
Delaware Valley Regional Finance Authority; Series 1997 B, RB (INS - AMBAC)(d)	5.70%	07/01/2027	1,000	1,098,668
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2028	630	591,245
Series 2018, Ref. RB	5.00%	12/01/2030	910	837,216
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,168,578
Northampton (County of), PA Industrial Development Authority;
Series 2013 A, RB (Acquired 04/03/2013; Cost $308,057)(c)(l)(m)	5.00%	12/31/2023	350	63,025
Series 2013, RB(l)(m)	5.00%	12/31/2023	163	29,311
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015, Ref. RB	5.25%	09/01/2050	10,080	10,188,996
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.);
Series 2019 A, RB	4.00%	06/15/2029	765	722,936
Series 2019 A, RB	5.00%	06/15/2039	1,840	1,751,209
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2027	1,735	1,705,599
Series 2017, Ref. RB	5.00%	05/01/2028	1,810	1,772,041
Philadelphia (City of), PA Authority for Industrial Development (University of the Arts); Series 2017, Ref. RB(e)	5.00%	03/15/2045	2,000	1,586,064
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2031	500	465,022
Series 2017, Ref. RB	5.00%	07/01/2032	1,000	921,136
				40,242,851

Puerto Rico–9.69%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	185	185,062
Series 2002, RB	5.50%	05/15/2039	13,770	13,770,800
Series 2002, RB	5.63%	05/15/2043	7,645	7,721,860

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Corp. Para El Financiamiento Publico de Puerto Rico;
Series 2011, RB	6.00%	08/01/2024	$10,675	$ 280,219
Series 2011, RB	6.00%	08/01/2025	17,475	458,719
Series 2011, RB	6.00%	08/01/2026	6,495	170,494
Series 2011, RB	6.50%	08/01/2028	37,400	981,750
Series 2011, RB	5.50%	08/01/2031	54,770	1,437,712
PRHTA Custodial Trust; Series 2022, RB(l)	5.75%	12/06/2049	258	92,786
PRPBA Custodial Trust; Series 2022, RB	0.00%	03/15/2049	278	2,549
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(h)	0.00%	07/01/2024	1,819	1,707,120
Series 2021 A, GO Bonds(h)	0.00%	07/01/2033	2,034	1,159,219
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	5,006	5,020,784
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	10,510	10,857,084
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,000	3,130,196
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,300	2,957,016
Subseries 2022, RN	0.00%	11/01/2043	8,027	3,461,829
Subseries 2022, RN	0.00%	11/01/2051	2,118	926,447
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	655	665,508
Series 2022 A, Ref. RB(e)	5.00%	07/01/2029	5,000	5,093,601
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(d)	5.00%	07/01/2023	2,500	2,499,998
Series 2005 RR, RB (INS - SGI)(d)	5.00%	07/01/2025	100	100,387
Series 2005 RR, RB (INS - AGC)(d)	5.00%	07/01/2026	155	156,048
Series 2007 TT, RB (INS - NATL)(d)	5.00%	07/01/2026	165	165,156
Series 2007 TT, RB(b)	5.00%	07/01/2032	1,990	1,388,025
Series 2007 TT, RB(b)	5.00%	07/01/2037	500	348,750
Series 2007 TT, RB(b)	5.00%	12/01/2049	1,380	940,125
Series 2007 UU, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	10	10,068
Series 2007 UU, Ref. RB (INS - AGC)(d)	5.00%	07/01/2026	1,435	1,444,698
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2025	1,705	1,710,353
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2030	1,000	1,003,605
Series 2010 AAA, RB(b)	5.25%	07/01/2028	5,685	3,965,287
Series 2010 CCC, RB(b)	5.25%	07/01/2026	6,565	4,579,087
Series 2010 DDD, Ref. RB (INS - AGM)(d)	5.00%	07/01/2023	40	40,270
Series 2010 XX, RB(b)	5.25%	07/01/2027	250	174,375
Series 2010 XX, RB(b)	5.25%	07/01/2040	1,875	1,317,188
Series 2010 ZZ, Ref. RB(b)	5.25%	07/01/2025	1,180	821,575
Series 2010 ZZ, Ref. RB(b)(n)	5.00%	12/01/2049	6,280	4,278,250
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	333	309,103
Series 2022 B, RB(h)	0.00%	07/01/2032	217	135,361
Series 2022 C, RB(o)	5.00%	07/01/2053	370	205,677
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB(f)	6.63%	06/01/2026	6,580	6,682,807
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(d)	5.00%	08/01/2027	1,450	1,459,800
Series 2005 A, RB (INS - AGM)(d)	5.00%	08/01/2030	305	307,061
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2024	373	351,634
Series 2018 A-1, RB(h)	0.00%	07/01/2027	1,027	841,851
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,003	743,896
Series 2018 A-1, RB(h)	0.00%	07/01/2033	11,167	6,670,852
Series 2018 A-1, RB	4.50%	07/01/2034	7,162	7,101,478
Series 2018 A-1, RB	4.55%	07/01/2040	538	502,423
Series 2018 A-1, RB(h)	0.00%	07/01/2046	13,831	3,544,609
Series 2018 A-1, RB(h)	0.00%	07/01/2051	11,268	2,126,046
Series 2018 A-1, RB	4.75%	07/01/2053	3,953	3,543,398
Series 2019 A-2, RB	4.33%	07/01/2040	5,475	4,975,145

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2019 A-2, RB	4.54%	07/01/2053	$163	$ 140,961
Series 2019 A-2, RB	4.78%	07/01/2058	2,196	1,962,924
Series 2019 A-2B, RB	4.55%	07/01/2040	1,871	1,747,274
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2023	2,535	2,530,579
Series 2006 Q, RB	5.00%	06/01/2025	5,000	4,941,505
				135,848,384

Rhode Island–0.02%
Pawtucket (City of), RI Housing Authority; Series 2010, RB	5.50%	09/01/2028	195	197,316
Rhode Island Housing and Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	80	80,172
				277,488

South Carolina–0.83%
South Carolina (State of) Jobs-Economic Development Authority (Green Charter Schools); Series 2021, Ref. RB(e)	4.00%	06/01/2036	2,000	1,701,679
South Carolina (State of) Jobs-Economic Development Authority (Kiawah Life Plan Village, Inc.); Series 2021, RB(e)	8.75%	07/01/2025	1,000	1,059,021
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes);
Series 2018 A, Ref. RB	5.00%	04/01/2027	1,655	1,647,097
Series 2018, Ref. RB	5.00%	04/01/2038	2,500	2,307,740
South Carolina (State of) Jobs-Economic Development Authority (South Carolina SAVES Green Community Program - AAC East LLC) (Green Bonds); Series 2019, RB(e)	7.00%	05/01/2026	1,485	1,415,287
South Carolina (State of) Jobs-Economic Development Authority (Virtus Academy);
Series 2021 A, RB(e)	4.00%	06/15/2031	200	177,292
Series 2021 A, RB(e)	5.00%	06/15/2041	920	808,383
South Carolina (State of) Public Service Authority; Series 2014 A, RB	5.50%	12/01/2054	2,450	2,472,133
				11,588,632

Tennessee–2.23%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.00%	06/01/2027	5,525	5,266,107
Knox (County of), TN Health, Educational & Housing Facility Board (University Health); Series 2017, Ref. RB	5.00%	04/01/2036	2,605	2,677,688
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland); Series 2017 A, Ref. RB	5.50%	07/01/2037	350	255,553
Metropolitan Development and Housing Agency (Fifth + Broadway Development);
Series 2018, RB(e)	4.50%	06/01/2028	1,215	1,217,013
Series 2018, RB(e)	5.13%	06/01/2036	1,000	1,010,223
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-01/31/2019; Cost $1,995,192)(c)(e)	5.25%	04/01/2028	2,000	700,000
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB	5.38%	09/01/2041	205	175,053
Series 2013 A, Ref. RB	5.50%	09/01/2047	200	166,400
Series 2016 A, Ref. RB(e)	5.00%	09/01/2024	1,000	980,897
Series 2016 A, Ref. RB(e)	5.00%	09/01/2031	3,000	2,703,843
Series 2016 A, Ref. RB(e)	5.00%	09/01/2037	1,475	1,241,965
Tennergy Corp.;
Series 2021 A, RB(a)	4.00%	09/01/2028	3,610	3,594,001
Series 2022 A, RB(a)	5.50%	12/01/2030	5,950	6,325,781
Tennessee Energy Acquisition Corp.; Series 2018, RB(a)	4.00%	11/01/2025	5,000	4,997,077
				31,311,601

Texas–7.36%
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1); Series 2017, RB	4.25%	09/01/2027	315	312,199
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.00%	02/15/2031	1,400	1,242,044
Series 2021, Ref. RB	4.13%	02/15/2041	3,325	2,518,551

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	4.00%	08/15/2031	$200	$ 182,593
Series 2021, RB	5.00%	08/15/2041	600	551,775
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	4.55%	08/15/2028	585	566,944
Arlington Higher Education Finance Corp. (Winfree Academy Charter School);
Series 2019, RB	5.50%	08/15/2023	110	108,902
Series 2019, Ref. RB	5.15%	08/15/2029	890	884,196
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation);
Series 2016, Ref. RB	5.00%	07/15/2025	430	429,215
Series 2016, Ref. RB	5.00%	07/15/2026	250	248,991
Series 2018, Ref. RB	5.00%	07/15/2026	1,000	995,963
Series 2018, Ref. RB	5.00%	07/15/2033	1,630	1,561,164
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019, RB(f)	7.00%	03/01/2039	400	370,007
Series 2019, RB(e)(f)	9.00%	03/01/2039	2,095	2,209,288
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(e)(f)	3.63%	07/01/2026	7,000	6,337,290
Clifton Higher Education Finance Corp.; Series 2018 A, RB	6.00%	03/01/2029	989	997,260
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	2,000	2,034,164
Crandall (City of), TX;
Series 2021, RB(e)	4.13%	09/15/2026	100	95,755
Series 2021, RB(e)	4.75%	09/15/2031	100	92,460
Series 2021, RB(e)	5.25%	09/15/2051	500	461,849
Edinburg Economic Development Corp.; Series 2019, RB(e)	4.00%	08/15/2029	585	547,919
Gulf Coast Industrial Development Authority; Series 1998, RB(f)	8.00%	04/01/2028	340	340,284
Harris (County of) & Houston (City of), TX Sports Authority; Series 2014 A, Ref. RB	5.00%	11/15/2030	2,000	2,046,765
Houston (City of), TX;
Series 2002 A, RB (INS - AGM)(d)(f)	5.13%	07/01/2032	5	5,004
Series 2002 B, RB (INS - AGM)(d)	5.00%	07/01/2032	50	50,072
Series 2011, Ref. RB(f)	6.50%	07/15/2030	1,450	1,450,756
Series 2015 B-1, RB(f)	5.00%	07/15/2030	5,000	4,949,856
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(f)	4.75%	07/01/2024	3,225	3,222,331
Series 2014, Ref. RB(f)	5.00%	07/01/2029	1,500	1,478,417
Series 2020 A, Ref. RB(f)	5.00%	07/01/2027	2,325	2,324,103
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(f)	5.00%	07/15/2028	1,750	1,748,907
Houston Higher Education Finance Corp. (Houston Baptist University); Series 2021, RB	3.38%	10/01/2037	700	577,756
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(f)	5.00%	11/01/2028	3,000	3,004,202
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023, Ref. RB (INS - AGM)(d)	5.00%	05/15/2035	2,000	2,284,839
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.); Series 2016, Ref. RB (Acquired 05/08/2018-12/17/2018; Cost $647,140)(b)(c)	5.00%	02/15/2035	650	461,500
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(f)	4.63%	10/01/2031	7,500	7,330,975
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2023	1,235	1,225,512
Series 2016, Ref. RB	4.00%	07/01/2028	2,915	2,557,262
Series 2016, Ref. RB	5.00%	07/01/2036	3,950	3,221,563
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy); Series 2020 A, RB(e)	4.00%	08/15/2030	5,000	4,668,308
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2022, Ref. RB	4.00%	01/01/2032	1,500	1,286,347
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.38%	11/15/2036	1,165	1,031,693
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 B3, RB	4.25%	10/01/2026	1,100	1,088,816
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2024	1,650	1,637,842
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2019, Ref. RB	5.00%	01/01/2039	500	409,375
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2020, Ref. RB(e)(f)	3.63%	01/01/2035	3,000	2,442,330
Series 2021, RB(e)(f)	2.50%	01/01/2030	3,150	2,582,963
Series 2021, RB(e)(f)	2.63%	01/01/2031	800	643,229

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Red River Health Facilities Development Corp. (MRC Crossing);
Series 2014 A, RB(g)	6.75%	11/15/2024	$95	$ 97,786
Series 2014 A, RB(a)(g)	7.50%	11/15/2024	100	106,849
Series 2014 A, RB(a)(g)	7.75%	11/15/2024	1,815	1,946,757
Series 2014 A, RB(a)(g)	8.00%	11/15/2024	1,355	1,457,754
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	4.90%	09/15/2024	130	128,581
Series 2016, RB	5.38%	09/15/2030	670	664,222
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	1,400	1,272,299
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,011,589)(b)(c)	6.00%	02/15/2031	1,000	550,000
Series 2017, RB (Acquired 11/05/2019; Cost $3,271,528)(b)(c)	6.38%	02/15/2041	3,000	1,650,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020 B-2, Ref. RB	3.00%	11/15/2026	450	429,857
Series 2020, Ref. RB	4.00%	11/15/2027	1,000	945,649
Series 2020, Ref. RB	6.25%	11/15/2031	1,000	970,561
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way); Series 2020, RB	5.75%	12/01/2054	2,355	1,530,644
Temple (City of), TX; Series 2018 A, RB	5.00%	08/01/2028	4,320	4,399,500
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(f)	6.75%	06/30/2043	10,000	10,117,260
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(d)	5.38%	11/15/2024	30	30,102
				103,117,357

Utah–1.70%
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(e)	3.25%	03/01/2031	1,050	925,551
Series 2021 A, GO Bonds(e)	3.50%	03/01/2036	1,750	1,450,004
Mida Golf and Equestrian Center Public Infrastructure District;
Series 2021, GO Bonds(e)	4.13%	06/01/2036	1,790	1,481,066
Series 2021, GO Bonds(e)	4.25%	06/01/2041	2,205	1,751,441
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(e)	4.25%	08/01/2035	1,645	1,509,815
Series 2020 A, RB(e)	4.50%	08/01/2040	1,205	1,082,942
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2036	1,500	1,247,256
Salt Lake City (City of), UT; Series 2017 A, RB(f)	5.00%	07/01/2036	3,000	3,098,481
UIPA Crossroads Public Infrastructure District; Series 2021, RB(e)	4.13%	06/01/2041	3,000	2,568,733
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(e)	4.25%	06/15/2027	1,810	1,704,082
Series 2022, RB(e)	4.50%	06/15/2032	2,000	1,801,835
Series 2022, RB(e)	5.00%	06/15/2037	2,515	2,266,795
Utah (State of) Charter School Finance Authority (Freedom Academy Foundation (The)); Series 2017, Ref. RB(e)	4.50%	06/15/2027	170	165,595
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy);
Series 2019 A, RB(e)	4.50%	06/15/2029	500	472,674
Series 2019 A, RB(e)	5.00%	06/15/2034	1,270	1,193,612
Utah (State of) Charter School Finance Authority (Renaissance Academy);
Series 2020, Ref. RB(e)	3.50%	06/15/2025	260	253,024
Series 2020, Ref. RB(e)	4.00%	06/15/2030	520	491,276
Series 2020, Ref. RB(e)	5.00%	06/15/2040	350	338,181
				23,802,363

Virgin Islands–0.22%
Matching Fund Special Purpose Securitization Corp.;
Series 2022 A, Ref. RB	5.00%	10/01/2025	1,000	1,021,793
Series 2022 A, Ref. RB	5.00%	10/01/2026	1,000	1,027,978
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(f)	5.00%	09/01/2023	1,000	997,045
				3,046,816

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.85%
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2038	$250	$ 240,653
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.00%	01/01/2034	1,000	926,372
Series 2019 B, RB	4.00%	01/01/2025	3,200	3,109,726
Peninsula Town Center Community Development Authority;
Series 2018, Ref. RB(e)	4.00%	09/01/2023	140	139,219
Series 2018, Ref. RB(e)	4.50%	09/01/2028	1,450	1,405,543
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $770,000)(c)	4.30%	09/01/2030	770	585,298
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(f)	5.00%	01/01/2037	3,200	3,302,906
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(e)(f)	5.00%	07/01/2038	2,310	2,152,694
				11,862,411

Washington–1.21%
Kalispel Tribe of Indians;
Series 2018 A, RB(e)	5.00%	01/01/2032	395	407,846
Series 2018 B, RB(e)	5.00%	01/01/2032	100	103,252
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	105	104,989
King (County of), WA Housing Authority (Rural Preservation); Series 1997, RB(f)	5.75%	01/01/2028	5	5,007
King (County of), WA Public Hospital District No. 4; Series 2015 A, RB	6.25%	12/01/2045	1,175	1,202,838
Port of Seattle Industrial Development Corp. (Delta Airlines); Series 2012, Ref. RB(f)	5.00%	04/01/2030	6,475	6,478,435
Washington (State of) Health Care Facilities Authority (Providence Health & Services); Series 2014 C, RB	5.00%	10/01/2044	4,165	4,126,478
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(e)	4.00%	07/01/2026	440	418,082
Washington (State of) Housing Finance Commission (Judson Park);
Series 2018, Ref. RB(e)	3.70%	07/01/2023	80	79,526
Series 2018, Ref. RB(e)	5.00%	07/01/2038	385	337,940
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(e)	5.00%	01/01/2036	1,755	1,489,938
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(e)	4.00%	07/01/2040	1,640	1,346,483
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(e)	4.50%	07/01/2028	965	881,575
				16,982,389

West Virginia–0.45%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2008 A, Ref. RB	6.50%	06/01/2023	175	175,030
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District); Series 2019 A, RB(e)	5.75%	06/01/2042	1,000	729,767
Monongalia (County of), WV Building Commission (Monongalia Health System Obligated Group);
Series 2015, Ref. RB	5.00%	07/01/2025	360	365,830
Series 2015, Ref. RB	5.00%	07/01/2026	460	465,667
Series 2015, Ref. RB	5.00%	07/01/2027	560	567,475
Series 2015, Ref. RB	4.00%	07/01/2035	190	179,504
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(e)	4.50%	06/01/2027	2,915	2,880,462
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(e)(f)	6.75%	02/01/2026	1,000	700,000
Series 2018, RB(e)(f)	8.75%	02/01/2036	320	256,000
				6,319,735

Wisconsin–4.05%
Lomira (Village of), WI Community Development Authority;
Series 2018 B, Ref. RB	3.65%	10/01/2028	705	704,994
Series 2018 B, Ref. RB	3.75%	10/01/2029	175	169,144
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2027	450	424,759
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2017, Ref. RB	5.00%	06/01/2028	1,205	1,192,327

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2028	$935	$ 889,721
Series 2019, Ref. RB	5.00%	11/01/2030	1,035	969,651
Series 2019, Ref. RB	5.00%	11/01/2039	1,000	860,486
Wisconsin (State of) Health & Educational Facilities Authority (Clement Manor, Inc.); Series 2019, Ref. RB	4.25%	08/01/2034	1,000	770,359
Wisconsin (State of) Health & Educational Facilities Authority (Hope Christian Schools);
Series 2021, RB	3.00%	12/01/2031	560	481,040
Series 2021, RB	4.00%	12/01/2041	850	656,140
Wisconsin (State of) Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries); Series 2021, Ref. RB	4.00%	01/01/2037	1,470	1,211,992
Wisconsin (State of) Public Finance Authority;
Series 2020 A, RB(e)	4.00%	03/01/2030	1,810	1,639,344
Series 2022 B, RB(e)	7.00%	02/01/2028	700	685,359
Series 2022, RB(e)	5.38%	06/01/2037	335	328,603
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center); Series 2017 A, RB(e)	6.25%	10/01/2031	2,000	1,699,339
Wisconsin (State of) Public Finance Authority (Alamance Community School); Series 2021 A, RB(e)	5.00%	06/15/2041	510	431,696
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(b)(e)	6.25%	08/01/2027	500	375,000
Series 2017, RB(b)(e)	6.75%	08/01/2031	500	275,000
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(e)	4.25%	06/15/2031	550	479,324
Series 2021 A, RB(e)	5.00%	06/15/2041	615	518,823
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth);
Series 2016 A, RB(e)	5.00%	06/01/2025	650	644,918
Series 2016 A, RB(e)	5.00%	06/01/2026	1,005	989,863
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	390	386,197
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno);
Series 2019, Ref. RB(e)	5.00%	06/01/2029	375	371,406
Series 2019, Ref. RB(e)	5.00%	06/01/2039	1,415	1,312,247
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center); Series 2017 A, RB (Acquired 04/03/2017; Cost $1,500,000)(b)(c)(e)	5.75%	11/01/2024	1,500	900,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2039	4,310	3,878,704
Series 2020, RB(e)	7.00%	02/01/2025	285	283,372
Series 2022 A, RB(e)	6.13%	02/01/2039	4,175	3,757,214
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(e)	4.38%	06/15/2029	1,655	1,588,467
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(f)	7.25%	06/01/2035	3,800	3,611,455
Series 2017, Ref. RB(e)(f)	7.13%	06/01/2041	160	142,631
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	3.75%	07/01/2031	3,780	3,266,722
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy);
Series 2019, RB(e)	4.00%	06/15/2029	555	522,483
Series 2019, RB(e)	5.00%	06/15/2039	440	413,339
Series 2019, RB(e)	5.00%	06/15/2049	540	478,726
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(e)	5.50%	01/01/2031	5,375	4,672,027
Series 2021 A, RB(e)	6.50%	01/01/2041	3,110	2,481,460
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2022, Ref. RB(e)	4.00%	04/01/2032	915	842,538
Wisconsin (State of) Public Finance Authority (Searstone CCRC);
Series 2021 A, Ref. RB(e)	4.00%	06/01/2031	2,500	2,241,557
Series 2021 A, Ref. RB(e)	4.00%	06/01/2036	1,500	1,236,802
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy); Series 2022 A, RB(e)	4.50%	06/15/2032	500	467,438
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(e)	4.00%	03/01/2027	910	866,625
Wisconsin (State of) Public Finance Authority (Wingate University);
Series 2018 A, Ref. RB	5.25%	10/01/2029	1,825	1,895,450
Series 2018 A, Ref. RB	5.25%	10/01/2030	1,925	1,995,481
Series 2018 A, Ref. RB	5.25%	10/01/2031	1,030	1,065,222
Series 2018 A, Ref. RB	5.25%	10/01/2032	720	742,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                    Invesco Short Duration High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB(e)	5.25%	12/01/2039	$1,000	$ 870,702

				56,689,084

Total Municipal Obligations (Cost $1,469,454,824)				1,388,625,392

U.S. Dollar Denominated Bonds & Notes–0.21%
California–0.21%
CalPlant I LLC;
Series 21A(e)(l)	9.50%	06/05/2023	255	255,000

Series 21B(e)(l)	9.50%	06/05/2023	955	955,000

Series 22A(e)(l)	9.50%	06/05/2023	530	530,000

Series 22B(e)(l)	9.50%	06/05/2023	45	45,000

Series 22C(e)(l)	9.50%	06/05/2023	345	345,000

Series 22X(e)	9.50%	03/31/2023	520	522,813

Series 23A(e)(l)	9.50%	03/31/2023	180	180,000

Series 23B(e)	9.50%	03/31/2023	165	165,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $2,995,000)				2,997,813

			Shares

Common Stocks & Other Equity Interests–0.01%
Resolute Forest Products, Inc. (Cost $80,903)			6,757	148,113

TOTAL INVESTMENTS IN SECURITIES(p)-99.32% (Cost $1,472,530,727)				1,391,771,318

FLOATING RATE NOTE OBLIGATIONS-(0.92)%
Notes with interest and fee rates ranging from 3.97% to 3.98% at 02/28/2023 and contractual maturities of collateral ranging from 05/01/2025 to 06/15/2031 (See Note 1J)(q)				(12,950,000)

BORROWINGS–(0.12)%				(1,700,000)

OTHER ASSETS LESS LIABILITIES-1.72%				24,142,110

NET ASSETS–100.00%				$1,401,263,428

Investment Abbreviations:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FGIC	- Financial Guaranty Insurance Company
GNMA	- Government National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
INS	- Insurer
LOC	- Letter of Credit
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
Wts.	- Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                    Invesco Short Duration High Yield Municipal Fund

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(b)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28, 2023 was $28,886,363, which represented 2.06% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at February 28, 2023 was $16,488,679, which represented 1.18% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.

(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $342,179,946, which represented 24.42% of the Fund’s Net Assets.

(f)	Security subject to the alternative minimum tax.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	Zero coupon bond issued at a discount.

(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $10,940,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1J.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.

(o)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(p)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2023. At February 28, 2023, the Fund’s investments with a value of $18,561,570 are held by TOB Trusts and serve as collateral for the $12,950,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)

	Number of	Expiration	Notional		Unrealized
Short Futures Contracts	Contracts	Month	Value	Value	Appreciation

Interest Rate Risk

U.S. Treasury 10 Year Notes	206	June-2023	$(23,001,188)	$22,531	$22,531

(a)	Futures contracts collateralized by $3,025,000 cash held with Goldman Sachs & Co., the futures commission merchant.

Portfolio Composition

By credit sector, based on total investments

As of February 28, 2023

Revenue Bonds	89.71%

General Obligation Bonds	9.81

Pre-Refunded Bonds	0.48

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                    Invesco Short Duration High Yield Municipal Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $1,472,530,727)	$1,391,771,318

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	3,025,000

Receivable for:
Investments sold	4,821,155

Fund shares sold	1,135,547

Interest	19,396,398

Investments matured, at value (Cost $6,524,998)	5,108,373

Investment for trustee deferred compensation and retirement plans	99,422

Other assets	512,871

Total assets	1,425,870,084

Liabilities:
Floating rate note obligations	12,950,000

Other investments:
Variation margin payable – futures contracts	9,646

Payable for:
Borrowings	1,700,000

Investments purchased	3,399,046

Dividends	1,683,644

Fund shares reacquired	1,610,682

Amount due custodian	2,341,278

Accrued fees to affiliates	508,753

Accrued interest expense	25,442

Accrued trustees’ and officers’ fees and benefits	1,423

Accrued other operating expenses	277,320

Trustee deferred compensation and retirement plans	99,422

Total liabilities	24,606,656

Net assets applicable to shares outstanding	$1,401,263,428

Net assets consist of:
Shares of beneficial interest	$1,962,776,910

Distributable earnings (loss)	(561,513,482)

$1,401,263,428

Net Assets:
Class A	$842,384,704

Class C	$66,643,480

Class Y	$460,946,308

Class R5	$124,620

Class R6	$31,164,316

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	90,445,397

Class C	7,164,074

Class Y	49,462,061

Class R5	13,344

Class R6	3,341,510

Class A:
Net asset value per share	$9.31

Maximum offering price per share (Net asset value of $9.31 ÷ 97.50%)	$9.55

Class C:
Net asset value and offering price per share	$9.30

Class Y:
Net asset value and offering price per share	$9.32

Class R5:
Net asset value and offering price per share	$9.34

Class R6:
Net asset value and offering price per share	$9.33

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                    Invesco Short Duration High Yield Municipal Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:

Interest	$33,838,935

Expenses:
Advisory fees	2,907,995

Administrative services fees	107,998

Custodian fees	6,309

Distribution fees:
Class A	1,098,043

Class C	350,739

Interest, facilities and maintenance fees	760,493

Transfer agent fees – A, C and Y	603,305

Transfer agent fees – R5	2,739

Transfer agent fees – R6	2,374

Trustees’ and officers’ fees and benefits	11,941

Registration and filing fees	95,404

Reports to shareholders	25,802

Professional services fees	103,758

Other	110,826

Total expenses	6,187,726

Less: Expense offset arrangement(s)	(2,464)

Net expenses	6,185,262

Net investment income	27,653,673

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,175,065))	(142,290,196)

Futures contracts	881,849

(141,408,347)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	100,438,441

Futures contracts	(359,185)

100,079,256

Net realized and unrealized gain (loss)	(41,329,091)

Net increase (decrease) in net assets resulting from operations	$(13,675,418)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                    Invesco Short Duration High Yield Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28,	August 31,
	2023	2022
Operations:
Net investment income	$27,653,673	$47,478,640

Net realized gain (loss)	(141,408,347)	(27,843,584)

Change in net unrealized appreciation (depreciation)	100,079,256	(129,965,122)

Net increase (decrease) in net assets resulting from operations	(13,675,418)	(110,330,066)

Distributions to shareholders from distributable earnings:
Class A	(16,275,753)	(32,038,329)

Class C	(1,024,813)	(2,303,684)

Class Y	(9,194,871)	(16,315,132)

Class R5	(104,630)	(439,600)

Class R6	(634,702)	(980,820)

Total distributions from distributable earnings	(27,234,769)	(52,077,565)

Share transactions–net:
Class A	(47,672,665)	81,054,772

Class C	(8,150,146)	(6,882,430)

Class Y	(23,168,522)	180,742,643

Class R5	(9,500,664)	(3,413,519)

Class R6	1,054,679	13,644,959

Net increase (decrease) in net assets resulting from share transactions	(87,437,318)	265,146,425

Net increase (decrease) in net assets	(128,347,505)	102,738,794

Net assets:
Beginning of period	1,529,610,933	1,426,872,139

End of period	$1,401,263,428	$1,529,610,933

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                    Invesco Short Duration High Yield Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

													Supplemental
													ratio of
													expenses
									Ratio of		Ratio of		to average
									expenses		expenses		net assets
			Net gains						to average		to average net		with fee waivers
			(losses)						net assets		assets without		(excluding		Ratio of net
	Net asset		on securities		Dividends				with fee waivers		fee waivers		interest,		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	and/or		and/or		facilities and		income
	beginning	investment	realized and	investment	investment	value, end		end of period	expenses		expenses		maintenance		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	of period	Total return (b)	(000’s omitted)	absorbed		absorbed		fees)		net assets		turnover (c)
Class A
Six months ended 02/28/23	$9.58	$0.17	$(0.27)	$(0.10)	$(0.17)	$9.31	(1.02)%	$842,385	0.89	%(d)	0.89	%(d)	0.79	%(d)	3.75	%(d)	20%
Year ended 08/31/22	10.67	0.32	(1.06)	(0.74)	(0.35)	9.58	(7.07)	914,354	0.84		0.84		0.77		3.13		26
Year ended 08/31/21	10.17	0.34	0.51	0.85	(0.35)	10.67	8.50	933,441	0.86		0.86		0.79		3.25		19
Year ended 08/31/20	10.86	0.37	(0.71)	(0.34)	(0.35)	10.17	(3.19)	826,655	0.84		0.88		0.79		3.59		49
Year ended 08/31/19	10.48	0.36	0.37	0.73	(0.35)	10.86	7.09	193,076	0.86		0.98		0.79		3.40		24
Year ended 08/31/18	10.47	0.34	0.01	0.35	(0.34)	10.48	3.46	109,307	0.86		1.06		0.79		3.26		26
Class C
Six months ended 02/28/23	9.56	0.14	(0.26)	(0.12)	(0.14)	9.30	(1.29)	66,643	1.64	(d)	1.64	(d)	1.55	(d)	3.00	(d)	20
Year ended 08/31/22	10.65	0.24	(1.06)	(0.82)	(0.27)	9.56	(7.79)	76,878	1.59		1.59		1.52		2.38		26
Year ended 08/31/21	10.16	0.26	0.50	0.76	(0.27)	10.65	7.60	92,982	1.61		1.61		1.54		2.50		19
Year ended 08/31/20	10.84	0.29	(0.70)	(0.41)	(0.27)	10.16	(3.84)	167,426	1.59		1.63		1.54		2.84		49
Year ended 08/31/19	10.46	0.28	0.37	0.65	(0.27)	10.84	6.29	52,195	1.61		1.73		1.54		2.65		24
Year ended 08/31/18	10.45	0.26	0.02	0.28	(0.27)	10.46	2.69	52,446	1.61		1.81		1.54		2.51		26
Class Y
Six months ended 02/28/23	9.58	0.19	(0.27)	(0.08)	(0.18)	9.32	(0.79)	460,946	0.64	(d)	0.64	(d)	0.55	(d)	4.00	(d)	20
Year ended 08/31/22	10.67	0.34	(1.06)	(0.72)	(0.37)	9.58	(6.84)	497,651	0.59		0.59		0.52		3.38		26
Year ended 08/31/21	10.18	0.37	0.50	0.87	(0.38)	10.67	8.66	365,892	0.61		0.61		0.54		3.50		19
Year ended 08/31/20	10.87	0.40	(0.72)	(0.32)	(0.37)	10.18	(2.94)	280,243	0.59		0.63		0.54		3.84		49
Year ended 08/31/19	10.48	0.39	0.37	0.76	(0.37)	10.87	7.45	216,579	0.61		0.73		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.00	0.37	(0.37)	10.48	3.62	102,388	0.61		0.81		0.54		3.51		26
Class R5
Six months ended 02/28/23	9.60	0.19	(0.27)	(0.08)	(0.18)	9.34	(0.79)	125	0.66	(d)	0.66	(d)	0.57	(d)	3.98	(d)	20
Year ended 08/31/22	10.70	0.35	(1.08)	(0.73)	(0.37)	9.60	(6.93)	9,800	0.62		0.62		0.55		3.35		26
Year ended 08/31/21	10.20	0.37	0.51	0.88	(0.38)	10.70	8.78	14,437	0.61		0.61		0.54		3.50		19
Year ended 08/31/20	10.88	0.40	(0.71)	(0.31)	(0.37)	10.20	(2.83)	10	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	11	0.61		0.68		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	11	0.61		0.82		0.54		3.51		26
Class R6
Six months ended 02/28/23	9.59	0.19	(0.26)	(0.07)	(0.19)	9.33	(0.75)	31,164	0.57	(d)	0.57	(d)	0.48	(d)	4.07	(d)	20
Year ended 08/31/22	10.68	0.35	(1.06)	(0.71)	(0.38)	9.59	(6.77)	30,929	0.53		0.53		0.46		3.44		26
Year ended 08/31/21	10.19	0.37	0.51	0.88	(0.39)	10.68	8.73	20,121	0.54		0.54		0.47		3.57		19
Year ended 08/31/20	10.88	0.40	(0.72)	(0.32)	(0.37)	10.19	(2.94)	12,639	0.57		0.57		0.52		3.86		49
Year ended 08/31/19	10.49	0.39	0.37	0.76	(0.37)	10.88	7.44	15,350	0.61		0.68		0.54		3.65		24
Year ended 08/31/18	10.48	0.37	0.01	0.38	(0.37)	10.49	3.72	9,738	0.61		0.76		0.54		3.52		26

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended August 31, 2020, the portfolio turnover calculation excludes the value of securities purchased of $1,007,963,117 in connection with the acquisition of Invesco Oppenheimer Rochester Short Duration High Yield Municipal Fund into the Fund.

(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                    Invesco Short Duration High Yield Municipal Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Short Duration High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.

The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from

31                    Invesco Short Duration High Yield Municipal Fund

settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses –Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.

H.

Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a

32                    Invesco Short Duration High Yield Municipal Fund

disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Fund wherein the Fund, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Fund’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Fund, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Fund would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Fund in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Fund, and may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

L.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. Junk bonds are less liquid than investment grade debt securities and their prices tend to be more volatile.

M.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

33                    Invesco Short Duration High Yield Municipal Fund

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 100 million	0.483%
Next $150 million	0.433%
Next $250 million	0.408%
Next $4.5 billion	0.383%
Next $5 billion	0.373%
Over $10 billion	0.353%

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.40%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least, June 30, 2023 to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waivers without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $(9,796) in front-end sales commissions from the sale of Class A shares and $58,149 and $2,422 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

34                    Invesco Short Duration High Yield Municipal Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,388,440,270	$185,122	$1,388,625,392
U.S. Dollar Denominated Bonds & Notes	—	687,813	2,310,000	2,997,813
Common Stocks & Other Equity Interests	148,113	—	—	148,113
Total Investments in Securities	148,113	1,389,128,083	2,495,122	1,391,771,318

Other Investments - Assets*
Investments Matured	—	5,108,373	—	5,108,373
Futures Contracts	22,531	—	—	22,531
Total Investments	$170,644	$1,394,236,456	$2,495,122	$1,396,902,222

*	Futures contracts are valued at unrealized appreciation. Investments matured are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value
Interest
Derivative Assets	Rate Risk
Unrealized appreciation on futures contracts —Exchange-Traded(a)	$22,531
Derivatives not subject to master netting agreements	(22,531)
Total Derivative Assets subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended February 28, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Interest
Rate Risk
Realized Gain:
Futures contracts	$881,849
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(359,185)
Total	$522,664

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts
Average notional value	$45,635,016

NOTE 5–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, the Fund engaged in securities purchases of $6,309,235 and securities sales of $12,665,265, which resulted in net realized gains (losses) of $(1,175,065).

NOTE 6–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,464.

35                    Invesco Short Duration High Yield Municipal Fund

NOTE 7–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 8–Cash Balances and Borrowings

The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $2.5 billion, collectively by certain Invesco Funds, and which will expire on February 22, 2024. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.

During the six months ended February 28, 2023, the average daily balance of borrowing under the revolving credit and security agreement was $1,661,644 with an average interest rate of 4.45%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2023, the Fund had no borrowings outstanding under this agreement.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended February 28, 2023 were $16,111,429 and 4.96%, respectively.

NOTE 9–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$56,494,220	$272,455,249	$328,949,469

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $279,596,549 and $342,669,805, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$12,501,760

Aggregate unrealized (depreciation) of investments	(107,819,424)

Net unrealized appreciation (depreciation) of investments	$(95,317,664)

Cost of investments for tax purposes is $1,492,219,886.

NOTE 11–Share Information

		Summary of Share Activity
	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount
Sold:
Class A	23,967,455	$223,153,772	34,556,377	$346,153,124
Class C	1,214,066	11,292,955	2,533,501	25,306,548
Class Y	21,160,152	196,943,009	45,685,270	456,750,375
Class R5	-	-	6,348	67,589
Class R6	1,752,659	16,350,030	3,178,747	31,754,461

36                    Invesco Short Duration High Yield Municipal Fund

		Summary of Share Activity
	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	1,094,030	$10,166,332	1,993,380	$20,154,927
Class C	78,267	726,421	162,500	1,645,038
Class Y	538,576	5,006,583	962,662	9,693,037
Class R5	240	2,235	942	9,529
Class R6	49,569	461,429	66,516	668,645

Automatic conversion of Class C shares to Class A shares:
Class A	406,732	3,780,951	898,628	9,081,040
Class C	(407,208)	(3,780,951)	(899,832)	(9,081,040)

Reacquired:
Class A	(30,511,841)	(284,773,720)	(29,478,381)	(294,334,319)
Class C	(1,759,850)	(16,388,571)	(2,486,886)	(24,752,976)
Class Y	(24,172,637)	(225,118,114)	(28,989,895)	(285,700,769)
Class R5	(1,007,198)	(9,502,899)	(336,298)	(3,490,637)
Class R6	(1,686,036)	(15,756,780)	(1,903,335)	(18,778,147)
Net increase (decrease) in share activity	(9,283,024)	$(87,437,318)	25,950,244	$265,146,425

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

37                    Invesco Short Duration High Yield Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
	(09/01/22)	(02/28/23)[1]	Period[2]	(02/28/23)	Period[2]	Ratio
Class A	$1,000.00	$989.80	$4.44	$1,020.33	$4.51	0.90%
Class C	1,000.00	987.10	8.13	1,016.61	8.25	1.65
Class Y	1,000.00	992.10	3.21	1,021.57	3.26	0.65
Class R5	1,000.00	992.10	3.31	1,021.47	3.36	0.67
Class R6	1,000.00	992.50	2.87	1,021.92	2.91	0.58

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

38                    Invesco Short Duration High Yield Municipal Fund

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	SDHYM-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco Short Term Municipal Fund

Nasdaq:

A: ORSTX ∎ Y: ORSYX ∎ R6: STMUX

2	Fund Performance

4	Schedule of Investments

23	Financial Statements

26	Financial Highlights

27	Notes to Financial Statements

32	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 8/31/22 to 2/28/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.92%
Class Y Shares	1.04
Class R6 Shares	0.81
S&P Municipal Bond Short Index▼	0.31

Source(s): ▼RIMES Technologies Corp.

The S&P Municipal Bond Short Index tracks fixed-rate tax-free bonds and bonds subject to the alternative minimum tax (AMT) that have maturities between six months and four years.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Short Term Municipal Fund

Average Annual Total Returns
As of 2/28/23, including maximum applicable sales charges
Class A Shares
Inception (12/6/10)	1.85%
10 Years	1.48
5 Years	1.33
1 Year	0.23

Class Y Shares
Inception (12/6/10)	2.10%
10 Years	1.73
5 Years	1.58
1 Year	0.48

Class R6 Shares
10 Years	1.63%
5 Years	1.62
1 Year	0.55

Effective May 24, 2019, Class A and Class Y shares of the Oppenheimer Short Term Municipal Fund, (the predecessor fund), were reorganized into Class A and Class Y shares, respectively, of the Invesco Oppenheimer Short Term Municipal Fund. The Fund was subsequently renamed the Invesco Short Term Municipal Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A and Class Y shares are those for Class A and Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R6 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A, Class Y and Class R6 shares do not have a front-end sales charge or a contingent deferred sales charge (CDSC); therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Short Term Municipal Fund

Schedule of Investments

February 28, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–95.28%
Alabama–1.06%

Alabama (City of), AL Industrial Development Board; Series 2009, VRD RB(a)	1.95%	06/01/2034	$ 8,600	$ 8,600,000

Baldwin (County of), AL Public Building Authority (DHR); Series 2007 A, Revenue Wts. (INS - SGI)(b)	4.38%	06/01/2028	10	10,009

Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB(c)	4.00%	12/01/2025	7,000	7,006,588

Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(c)	4.00%	10/01/2026	5,000	4,991,344

University of Alabama (The); Series 2012 A, Ref. RB	5.00%	07/01/2023	2,160	2,163,022

				22,770,963

Alaska–0.12%

Northern Tobacco Securitization Corp.; Series 2021 B-1, Ref. RB	4.00%	06/01/2050	2,610	2,493,225

Arizona–1.16%

Arizona (State of) Game & Fish Department & Commission; Series 2006, RB	5.00%	07/01/2032	105	105,144

Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2027	100	102,893

Chandler (City of) Industrial Development Authority (Intel Corp.); Series 2022, RB(c)(d)	5.00%	09/01/2027	10,000	10,345,262
Glendale Municipal Property Corp.;

Series 2012 B, Ref. RB	5.00%	07/01/2025	1,000	1,001,366

Series 2012 B, Ref. RB	5.00%	07/01/2029	3,550	3,554,267

Series 2012 B, Ref. RB	5.00%	07/01/2033	570	570,615

Maricopa (County of), AZ Special Health Care District; Series 2018 C, GO Bonds	5.00%	07/01/2025	2,475	2,579,843

Maricopa County School District No. 7; Series 2009 B, GO Bonds (INS - AGM)(b)	4.50%	07/01/2024	15	15,024

Pima (County of), AZ; Series 2014, RB	5.00%	07/01/2028	745	749,340

Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.00%	09/01/2026	105	104,270

Pima (County of), AZ Industrial Development Authority (Paideia Academies (The)); Series 2019, RB	4.13%	07/01/2029	210	196,755

Salt Verde Financial Corp.; Series 2007, RB	5.25%	12/01/2025	4,000	4,077,886

Sun Devil Energy Center LLC; Series 2008, Ref. RB	5.00%	07/01/2027	100	100,583

Sun Devil Energy Center LLC (Arizona State University); Series 2008, Ref. RB	5.00%	07/01/2030	155	155,821

University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.38%	06/01/2024	10	10,010

Westpark Community Facility District; Series 2016, Ref. GO Bonds	4.00%	07/15/2025	990	981,277

Yavapai (County of), AZ Industrial Development Authority; Series 2015 A, Ref. RB(e)	3.90%	09/01/2024	365	358,351

Yavapai (County of), AZ Industrial Development Authority (The) (Yavapai Regional Medical Center); Series 2013 A, Ref. RB	5.00%	08/01/2028	100	100,313

				25,109,020

California–3.80%
Alameda (County of), CA Joint Powers Authority (Multiple Capital);

Series 2013 A, RB	5.00%	12/01/2033	3,465	3,511,854

Series 2013 A, RB	5.00%	12/01/2034	1,865	1,890,464

Alhambra (City of), CA (Police Facilities Assessment District No. 91-1); Series 1992, COP (INS - AMBAC)(b)	6.75%	09/01/2023	2,000	2,024,595

Anaheim (City of), CA Public Financing Authority; Series 1997 A, RB (INS - AGM)(b)	6.00%	09/01/2024	2,430	2,493,951

Beaumont (City of), CA Financing Authority (Improvement Area No. 17A); Series 2013 B, RB(f)	5.00%	09/01/2023	475	479,362
California (State of);

Series 2012, GO Bonds (INS - AGM)(b)	4.00%	09/01/2037	1,000	1,000,141

Series 2012, Ref. GO Bonds	5.00%	09/01/2025	10	10,017

Series 2013, Ref. GO Bonds	5.00%	10/01/2026	480	480,837

Series 2018, Ref. GO Bonds	5.00%	10/01/2029	400	400,619

California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	5.00%	03/01/2025	2,720	2,721,053

California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2024	100	100,142

California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2024	405	407,324
California (State of) Health Facilities Financing Authority (Sutter Health);

Series 2017 A, Ref. RB	5.00%	11/15/2032	1,285	1,397,034

Series 2018 A, RB	5.00%	11/15/2032	1,230	1,337,239

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency (Social Certificates); Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	$ 3,931	$ 3,836,640
California (State of) Municipal Finance Authority (Waste Management, Inc.); Series 2022 A, RB(c)(d)	4.13%	10/01/2025	5,000	5,010,254
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021 B-3, RB(e)	2.13%	11/15/2027	6,000	5,605,259
California (State of) Public Works Board (California Community Colleges); Series 2005 E, RB (INS - NATL)(b)	4.50%	10/01/2026	170	170,203
California (State of) Public Works Board (Judicial Council of California);
Series 2013 A, RB	5.00%	03/01/2025	1,525	1,527,410
Series 2013 A, RB	5.00%	03/01/2026	1,600	1,602,659
California (State of) Public Works Board (Various Capital); Series 2013 I, RB	5.50%	11/01/2031	2,000	2,029,544
Glendale (City of), CA;
Series 2013, RB	5.00%	02/01/2027	125	125,802
Series 2013, Ref. RB	5.00%	02/01/2030	175	175,200
Howell Mountain Elementary School District (Election of 2005); Series 2007, GO Bonds (INS - AGM)(b)(g)	0.00%	08/01/2027	870	731,729
Imperial Irrigation District;
Series 2012 A, Ref. RB	5.00%	11/01/2024	325	325,513
Series 2012 A, Ref. RB	5.00%	11/01/2027	225	225,326
Lodi (City of), CA; Series 2004 A, COP (INS - NATL)(b)	4.75%	10/01/2024	10	10,013
Long Beach Unified School District;
Series 2012, Ref. GO Bonds	5.00%	08/01/2025	675	675,994
Series 2012, Ref. GO Bonds	5.00%	08/01/2028	775	776,116
Series 2012, Ref. GO Bonds	5.00%	08/01/2029	100	100,143
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2013, RB	5.00%	05/15/2029	1,115	1,120,228
Series 2013, RB	5.00%	05/15/2030	1,200	1,205,537
Los Angeles (City of), CA Department of Water & Power;
Series 2013 B, RB	5.00%	07/01/2028	8,890	8,940,906
Series 2013 B, RB	5.00%	07/01/2029	820	824,777
Series 2013 B, RB	5.00%	07/01/2030	1,265	1,272,202
Series 2013 B, RB	5.00%	07/01/2031	10,000	10,057,262
Series 2013 B, RB	5.00%	07/01/2031	110	110,615
Los Angeles (County of), CA Metropolitan Transportation Authority; Series 2013 B, RB	5.00%	07/01/2031	900	905,632
Los Angeles (County of), CA Metropolitan Transportation Authority (Prop C);
Series 2013 B, RB	5.00%	07/01/2025	140	140,936
Series 2013 B, RB	5.00%	07/01/2030	725	729,561
Series 2013 B, RB	5.00%	07/01/2033	6,170	6,204,717
Series 2014 A, Ref. RB	5.00%	07/01/2029	500	503,195
Modesto (City of), CA (Golf Course); Series 1993 B, COP (INS - NATL)(b)	5.00%	11/01/2023	5	4,970
Modesto (City of), CA Irrigation District; Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	07/01/2026	100	100,566
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,005	954,748
Pasadena (City of), CA; Series 2013 A, Ref. RB	5.00%	06/01/2030	320	321,316
Rowland Unified School District; Series 2013, Ref. GO Bonds	5.00%	08/01/2026	220	221,611
Sacramento (County of), CA; Series 2003 B, RB (INS - NATL)(b)	5.73%	08/15/2023	337	337,305
San Francisco (City & County of), CA; Series 2015 R-1, Ref. GO Bonds	5.00%	06/15/2025	370	372,523
San Francisco (City & County of), CA (Multiple Capital Imporovement); Series 2012 A, COP	5.00%	04/01/2031	250	250,483
San Mateo (County of), CA Joint Powers Financing Authority (Capital); Series 2013 A, Ref. RB	5.25%	07/15/2027	100	100,706
University of California;
Series 2013 AI, RB(c)(f)	5.00%	05/15/2023	1,240	1,244,579

Series 2013 AL-3, Ref. VRD RB(a)	0.01%	05/15/2048	4,800	4,800,000

				81,906,812

Colorado–1.34%
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB	2.13%	05/15/2028	1,000	910,040
Colorado (State of) Health Facilities Authority (National Jewish Health); Series 2005, VRD RB (LOC - UMB Bank, N.A.)(a)(h)	2.75%	01/01/2035	7,400	7,400,000
Colorado Springs (City of), CO; Series 2013 A, Ref. RB	5.00%	11/15/2027	1,160	1,175,264
Denver (City & County of), CO; Series 2013 B, RB	5.00%	11/15/2025	100	101,137

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver City & County School District No. 1;
Series 2013 C, COP	5.00%	12/15/2024	$ 100	$ 101,442
Series 2013 C, COP	5.00%	12/15/2026	1,680	1,701,813

Public Authority for Colorado Energy; Series 2008, RB	6.13%	11/15/2023	440	445,967

Rib Floater Trust; Series 2022-004, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	2.95%	02/01/2046	15,500	15,500,000
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2024	130	133,590
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2025	125	130,960
Series 2019, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/15/2026	140	148,843
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2023	385	389,212
Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2024	400	410,565

Series 2020, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2025	355	370,842

				28,919,675

Connecticut–1.84%
Connecticut (State of);
Series 2013 A, RB	5.00%	10/01/2025	565	570,914
Series 2013 A, RB	5.00%	03/01/2026	550	550,000
Series 2013 A, RB	5.00%	10/01/2028	350	353,651
Series 2013 A, RB	5.00%	10/01/2031	1,175	1,185,492
Series 2013 B, GO Bonds(c)(f)	5.00%	03/01/2023	5,200	5,200,000
Series 2016 A, GO Bonds	5.00%	03/15/2032	3,280	3,464,404
Series 2018 C, GO Bonds	4.00%	06/15/2024	10,000	10,115,727
Connecticut (State of) (Transportation Infrastructure);
Series 2013 A, RB	5.00%	10/01/2024	275	277,907
Series 2013 A, RB	5.00%	10/01/2027	150	151,584
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare);
Series 2014 E, RB	5.00%	07/01/2025	125	127,460
Series 2014 E, RB	5.00%	07/01/2026	1,000	1,019,615
Connecticut (State of) Health & Educational Facilities Authority (New Haven Hospital);
Series 2013 N, RB	5.00%	07/01/2027	225	225,983
Series 2014 A, RB	5.00%	07/01/2032	10,650	10,899,898

Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2016 A, Ref. VRD RB(a)	1.10%	07/01/2042	5,000	5,000,000

South Central Connecticut Regional Water Authority; Twenty Ninth Series 2014, Ref. RB	5.00%	08/01/2025	500	503,861

Willington (Town of), CT; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	12/01/2023	5	5,004

				39,651,500

Delaware–0.02%

Delaware (State of) River & Bay Authority; Series 2014 C, Ref. RB	5.00%	01/01/2028	400	405,420

District of Columbia–0.32%
District of Columbia;
Series 2012, RB	5.00%	12/01/2024	280	280,466
Series 2012, RB	5.00%	12/01/2026	100	100,154
Series 2013 A, GO Bonds	5.00%	06/01/2025	4,620	4,641,648
Series 2013 A, GO Bonds	5.00%	06/01/2027	355	356,575
Series 2013 A, GO Bonds	5.00%	06/01/2030	100	100,429

District of Columbia (KIPP Charter School); Series 2013, RB(f)	5.00%	07/01/2023	165	165,852

Washington Metropolitan Area Transit Authority; Series 2017 B, RB	5.00%	07/01/2029	1,110	1,201,162

				6,846,286

Florida–7.13%

Board of Governors of Florida Atlantic University; Series 2017, Ref. RB	5.00%	07/01/2031	1,000	1,062,125
Broward (County of), FL;
Series 2012 Q-1, RB	5.00%	10/01/2024	1,850	1,852,586
Series 2013 B, RB	5.00%	10/01/2026	260	262,603

Broward (County of), FL (Parks & Land Preservation); Series 2012, Ref. GO Bonds	5.00%	01/01/2024	1,500	1,503,992

Broward (County of), FL School Board; Series 2016 A, Ref. COP	5.00%	07/01/2032	1,115	1,171,935

Capital Trust Agency, Inc. (Gardens Apartements); Series 2015 A, RB	3.50%	07/01/2025	545	479,487

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Coral Springs (City of), FL (Municipal Complex); Series 2016 A, RB	5.00%	09/01/2032	$ 1,115	$ 1,178,314
Florida (State of) Department of Transportation; Series 2013 A, Ref. RB	5.00%	07/01/2024	575	578,510
Florida Development Finance Corp. (Brightline Fllorida Passenger Rail Expansion); Series 2021, RB(c)(d)	2.90%	04/04/2023	4,000	3,995,749
Florida Development Finance Corp. (Mayflower Retirement Community); Series 2021, RB(e)	1.75%	06/01/2026	1,020	918,044
Florida Housing Finance Corp.; Series 2015 A, RB (CEP - GNMA)	3.65%	07/01/2041	1,155	1,142,891
Florida Housing Finance Corp. (Social Bonds); Series 2022 3, RB (CEP - GNMA)	5.50%	01/01/2054	4,400	4,668,656
Gainesville (City of), FL;
Series 2012 B, Ref. VRD RB(a)	1.90%	10/01/2042	9,005	9,005,000
Series 2017 A, RB	5.00%	10/01/2031	1,265	1,383,352
Hialeah (City of), FL Utility System;
Series 2022, Ref. RB	5.00%	10/01/2033	1,970	2,229,625
Series 2022, Ref. RB	5.00%	10/01/2034	2,065	2,322,181
Jacksonville (City of), FL; Series 2014, Ref. RB	5.00%	10/01/2031	1,000	1,029,166
JEA Electric System;
Series 2008 3-A, VRD RB(a)	2.80%	10/01/2036	10,720	10,720,000
Series 2008 C-2, VRD RB(a)	2.75%	10/01/2034	20,425	20,425,000
Series 2017 B, Ref. RB	5.00%	10/01/2031	7,935	8,592,171
Series 2017 B, Ref. RB	5.00%	10/01/2032	1,300	1,405,525
Miami (City of) & Dade (County of), FL School Board;
Series 2014 D, Ref. COP	5.00%	11/01/2030	1,860	1,910,249
Series 2014 D, Ref. COP	5.00%	11/01/2031	1,420	1,452,108
Miami-Dade (County of), FL;
Series 2012 B, Ref. RB	5.00%	10/01/2024	1,285	1,286,796
Series 2014, RB	5.00%	10/01/2032	1,160	1,185,859
Series 2015 B, Ref. GO Bonds	5.00%	07/01/2029	1,105	1,136,225
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami);
Series 2012 A, RB	5.00%	04/01/2024	250	250,321
Series 2012 A, RB	5.00%	04/01/2027	525	525,743
Series 2012 A, RB	5.00%	04/01/2028	1,500	1,502,185
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	10,000	10,005,455
Series 2014 B, Ref. RB	5.00%	07/01/2025	300	304,775
Miami-Dade (County of), FL Housing Finance Authority (Palm Lakes); Series 2012, RB (LOC - Fannie Mae)(h)	4.05%	01/15/2028	8,430	8,470,912
Miami-Dade (County of), FL Industrial Development Authority (Florida Power & Light); Series 2021, Ref. VRD RB(a)	2.10%	05/01/2046	10,000	10,000,000
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2023 A, RB	5.00%	10/01/2035	1,000	1,115,951
Series 2023 A, RB	5.00%	10/01/2036	710	783,435
Orlando (City of), FL; Series 2013, Ref. RB	5.00%	10/01/2027	750	758,142
Orlando (City of), FL Utilities Commission; Series 2015 B, Ref. VRD RB(a)	2.95%	10/01/2039	31,450	31,450,000
Polk (County of), FL;
Series 2012, Ref. RB	5.00%	10/01/2024	125	125,186
Series 2012, Ref. RB	5.00%	10/01/2025	165	165,217
Pompano Beach (City of), FL (John Knox Village);
Series 2021 B-1, RB	2.00%	01/01/2029	1,545	1,296,235
Series 2021 B-2, RB	1.45%	01/01/2027	1,340	1,176,422
Port St. Lucie (City of), FL; Series 2005 A, RB (INS - NATL)(b)	4.38%	07/01/2023	5	5,005
Reedy Creek Improvement District; Series 2017 A, GO Bonds	5.00%	06/01/2023	1,600	1,606,180
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 1998 B, Ref. RB (INS - NATL)(b)	5.25%	07/01/2024	250	253,698
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing); Series 2021, Ref. RB	4.00%	12/15/2023	120	119,052
Sunrise Lakes Phase 4 Recreation District;
Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.00%	08/01/2023	5	5,004
Series 2008, Ref. GO Bonds (INS - AGC)(b)	4.13%	08/01/2024	20	20,016

Volusia (County of), FL School Board; Series 2014 B, Ref. COP	5.00%	08/01/2031	1,000	1,019,517

				153,856,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–5.66%
Atlanta (City of), GA;
Series 2014 A, Ref. RB	5.00%	01/01/2028	$ 1,000	$ 1,015,233
Series 2014 A, Ref. RB	5.00%	01/01/2031	3,670	3,726,027
Series 2019 F, Ref. RB	5.00%	07/01/2023	3,000	3,018,473
Series 2019 F, Ref. RB	5.00%	07/01/2024	2,000	2,047,804
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	5.00%	07/01/2025	1,050	1,095,201
Burke (County of), GA Development Authority (Georgia Power Co. Plant Vogtle);
Series 2012, Ref. RB(c)	2.88%	08/19/2025	5,000	4,826,072
Series 2013, Ref. RB(c)	2.93%	03/12/2024	7,000	6,891,209
College Park (City of), GA (Atlanta International Airport); Series 2006 B, RB (INS - NATL)(b)	4.38%	01/01/2026	30	30,024
DeKalb (County of), GA; Series 2013, Ref. RB	5.00%	10/01/2030	100	101,244
Fulton (County of), GA; Series 2013, Ref. RB	5.00%	01/01/2027	1,605	1,607,610
Georgia (State of);
Series 2013 D, GO Bonds	5.00%	02/01/2025	100	100,155
Series 2017 A-2, GO Bonds	5.00%	02/01/2029	5,020	5,456,751
Georgia Municipal Association, Inc.; Series 1998, COP (INS - AGM)(b)	5.00%	12/01/2023	25	25,041
Housing Authority of Clayton County Facilities Holding Co. LLC (The) (Riverwood Townhouses); Series 2021 B, RB(c)(e)	1.40%	04/01/2023	2,000	1,999,154
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB(c)(f)	5.00%	04/01/2024	1,520	1,538,388
Macon-Bibb (County of), GA Housing Authority (Green Meadows Apartments); Series 2021 B, RB(c)	4.50%	05/01/2023	2,000	1,998,982
Main Street Natural Gas, Inc.;
Series 2018 A, RB(c)	4.00%	09/01/2023	27,930	27,989,005
Series 2018 B, RB (67% of 1 mo. USD LIBOR + 0.75%)(c)(i)	3.87%	09/01/2023	1,000	1,001,556
Series 2021 A, RB(c)	4.00%	09/01/2027	8,500	8,498,602
Subseries 2018 C, RB(c)	4.00%	12/01/2023	18,970	19,020,823
Subseries 2018 D, RB (1 mo. USD LIBOR + 0.83%)(c)(i)	3.95%	12/01/2023	30,000	30,076,416

Milledgeville (City of) & Baldwin (County of), GA Development Authority; Series 2003 A, RB (INS - AGC)(b)	4.50%	09/01/2025	30	30,018

				122,093,788

Hawaii–0.00%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 B, Ref. RB	5.00%	07/01/2030	100	100,173

Illinois–6.68%
Bellwood (Village of), IL; Series 2016 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	12/01/2026	210	224,205
Chicago (City of), IL;
Series 1999, GO Bonds (INS - NATL)(b)(g)	0.00%	01/01/2024	6,110	5,902,341
Series 2008, Ref. RB (INS - AGM)(b)	5.00%	11/01/2025	905	926,514
Series 2008, Ref. RB (INS - AGM)(b)	5.25%	11/01/2033	3,905	3,940,642
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	11/01/2025	235	240,587
Series 2012, RB	5.00%	01/01/2028	3,500	3,513,166
Series 2012, RB	5.00%	11/01/2029	1,250	1,258,327
Series 2012, RB	5.00%	11/01/2030	2,500	2,516,673
Chicago (City of), IL (O’Hare International Airport); Series 2012 B, Ref. RB(d)	5.00%	01/01/2024	9,045	9,052,122
Chicago (City of), IL Board of Education; Series 2005 A, Ref. GO Bonds (INS - AMBAC)(b)	5.50%	12/01/2023	200	202,622
Chicago (City of), IL Midway International Airport;
Series 2014 A, Ref. RB(d)	5.00%	01/01/2034	2,090	2,105,204
Series 2014 B, Ref. RB	5.00%	01/01/2033	3,830	3,874,887
Chicago (City of), IL Transit Authority (FTA Section 5307 Urbanized Area Formula Funds); Series 2021, Ref. RB	5.00%	06/01/2023	1,320	1,324,014
Chicago State University; Series 1998, RB (INS - NATL)(b)	5.50%	12/01/2023	465	469,346
Collinsville (City of), IL Area Recreation District;
Series 2004, GO Bonds (INS - NATL)(b)	4.50%	12/01/2023	630	631,058
Series 2004, GO Bonds (INS - NATL)(b)	4.60%	12/01/2025	350	350,347
Series 2004, GO Bonds (INS - NATL)(b)	4.65%	12/01/2026	450	450,435
Series 2007, Ref. GO Bonds (INS - AMBAC)(b)	4.00%	12/01/2027	65	64,057
Cook County Community High School District No. 212 Leyden; Series 2016 C, RB (INS - BAM)(b)	5.00%	12/01/2028	2,385	2,445,542

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2025	$ 2,000	$ 2,056,413
Series 2017 D, GO Bonds	5.00%	11/01/2025	10,960	11,269,141
Series 2018 A, GO Bonds	4.00%	05/01/2024	2,085	2,087,770
Series 2020 A, GO Bonds	5.00%	11/01/2026	2,935	3,047,990
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(d)	8.00%	06/01/2032	560	560,469
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2014, Ref. RB	5.00%	08/01/2025	155	158,786
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	4.00%	11/01/2023	405	401,949
Series 2019 A, Ref. RB	5.00%	11/01/2025	440	436,084
Series 2019 A, Ref. RB	5.00%	11/01/2026	460	453,024
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2020 D, Ref. VRD RB(a)	1.80%	08/15/2057	15,000	15,000,000
Illinois (State of) Finance Authority (Rehabilitation Institute of Chicago); Series 2013 A, RB(f)	5.00%	07/01/2023	1,000	1,002,519
Illinois (State of) Finance Authority (The University of Chicago);
Series 2014 A, Ref. RB	5.00%	10/01/2026	125	128,373
Series 2014 A, Ref. RB	5.00%	10/01/2027	10	10,257
Illinois (State of) Finance Authority (UChicago Medicine); Series 2022 B-1, RB(c)	5.00%	08/15/2025	10,000	10,327,848
Illinois (State of) Housing Development Authority; Series 2005, RB (INS - AGM)(b)	4.60%	09/01/2025	20	20,021
Illinois (State of) Regional Transportation Authority; Series 1997, Ref. RB (INS - NATL)(b)	6.00%	06/01/2023	495	498,190
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB	5.00%	01/01/2031	11,035	11,054,278
Series 2013 A, RB	5.00%	01/01/2032	4,600	4,607,602
Series 2014 B, RB	5.00%	01/01/2029	345	350,774
Series 2016 B, RB	5.00%	01/01/2031	1,000	1,064,915
Lake County Community College District No. 532; Series 2013 A, GO Bonds	4.00%	06/01/2023	500	500,315
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2029	4,430	4,809,407
Rockford (City of), IL (Waterworks System Alternative Revenue Source); Series 2010, GO Bonds	3.75%	12/15/2025	280	280,160
Sales Tax Securitization Corp.; Series 2017 A, Ref. RB	5.00%	01/01/2024	10,200	10,334,006
University of Illinois;
Series 2008 A, Ref. COP (INS - AGM)(b)	5.25%	10/01/2026	1,020	1,021,798
Series 2013 A, Ref. RB	5.00%	04/01/2028	3,210	3,213,015
Series 2014 A, Ref. COP	5.00%	10/01/2025	400	408,868
University Park (Village of), IL; Series 2003, GO Bonds (INS - AMBAC)(b)	4.65%	12/01/2023	30	30,041
West Chicago Fire Protection District; Series 2008, GO Bonds (INS - NATL)(b)	4.75%	01/01/2029	15	15,016

Will County Community Unit School District No. 365; Series 2003, GO Bonds (INS - AGM)(b)(g)	0.00%	11/01/2023	19,955	19,479,522

				144,120,640

Indiana–0.84%
Ball State University; Series 2013, RB	5.00%	07/01/2025	410	411,886
Gary (City of), IN & Chicago (City of), IL International Airport Authority (Gary/Chicago International Airport); Series 2014, RB(d)	5.50%	02/01/2025	385	385,283
Indiana (State of) Finance Authority;
Series 2014 A, RB	5.00%	10/01/2026	1,750	1,796,676
Series 2014 A, RB	5.00%	10/01/2027	1,750	1,796,676
Series 2022, Ref. RB(c)(d)	4.50%	11/15/2023	10,000	9,974,350
Indiana (State of) Finance Authority (United States Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	3,500	3,439,624

Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.05%	04/01/2026	395	377,104

				18,181,599

Iowa–0.70%
Iowa (State of) Finance Authority (Unitypoint Health); Series 2014 C, RB	5.00%	02/15/2032	1,150	1,167,786
Iowa City (City of), IA Community School District; Series 2015, RB	5.00%	06/01/2024	125	125,647

PEFA, Inc.; Series 2019, RB(c)	5.00%	09/01/2026	13,500	13,895,832

				15,189,265

Kansas–0.11%
Johnson County Unified School District No. 231 Gardner - Edgerton; Series 2013 A, Ref. GO Bonds	5.00%	10/01/2025	250	252,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)

University of Kansas Hospital Authority; Series 2015, Ref. RB	5.00%	09/01/2030	$ 1,930	$ 2,028,362

				2,280,932

Kentucky–3.06%
Jefferson County Capital Projects Corp.; Series 2007 A, Ref. RB (INS - AGM)(b)	4.38%	06/01/2028	25	25,025
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2025	1,635	1,647,186
Kentucky (Commonwealth of) Property & Building Commission (No. 112); Series 2016 A, RB	5.00%	02/01/2032	1,000	1,046,824
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB	5.00%	05/01/2027	4,750	5,095,244
Series 2018, RB	5.00%	05/01/2028	5,000	5,450,916
Kentucky (Commonwealth of) Public Energy Authority;
Series 2018 A, RB(c)	4.00%	04/01/2024	5,000	5,003,683
Series 2019 A-1, RB(c)	4.00%	06/01/2025	5,000	5,003,844
Series 2019 A-2, RB (1 mo. USD LIBOR + 1.12%)(c)(i)	4.24%	06/01/2025	10,000	10,022,553
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Louisville Gas and Electric Co.); Series 2007, Ref. VRD RB(a)	2.75%	06/01/2033	29,700	29,700,000
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016, Ref. RB	5.00%	10/01/2032	2,660	2,775,301

Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2013 B, Ref. RB	5.00%	05/15/2026	220	220,871

				65,991,447

Louisiana–0.94%
Jefferson (Parish of), LA Sales Tax District;
Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2023	1,000	1,013,460
Series 2019 A, Ref. RB (INS - AGM)(b)	5.00%	12/01/2024	1,000	1,031,911
Louisiana (State of); Series 2022 A, Ref. RB (SOFR + 0.50%)(c)(i)	3.69%	05/01/2026	3,175	3,100,888
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System); Series 2019 A, RB	5.00%	01/01/2024	175	172,936

Louisiana (State of) Stadium & Exposition District; Series 2020, RB	5.00%	07/03/2023	15,000	15,014,824

				20,334,019

Maine–0.30%
Maine (State of) Educational Loan Authority; Series 2012 A-1, RB (INS - AGC)(b)(d)	4.75%	12/01/2024	1,550	1,553,619

Maine (State of) State housing Authority (Social Bonds); Series 2023 B, RB(c)	3.13%	05/01/2024	5,000	4,968,232

				6,521,851

Maryland–0.63%
Anne Arundel (County of), MD; Series 2013, GO Bonds	5.00%	04/01/2027	100	100,173
Baltimore (County of), MD; Series 2014 B, GO Bonds	5.00%	08/01/2032	2,950	3,041,657
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2017, Ref. RB	5.00%	07/01/2031	3,000	3,166,412
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2013 B, RB	5.00%	08/15/2027	200	200,923

Maryland Economic Development Corp. (CNX Marine Terminal, Inc. - Port of Baltimore Facility); Series 2010, Ref. RB	5.75%	09/01/2025	7,030	7,095,958

				13,605,123

Massachusetts–0.27%
Cheshire (Town of), MA; Series 2009, GO Bonds (INS - AGM)(b)	4.75%	02/01/2024	10	10,018
Massachusetts (Commonwealth of);
Series 2018 C, GO Bonds	5.00%	05/01/2029	150	150,480
Series 2018 C, GO Bonds	5.00%	05/01/2030	100	100,306
Series 2018 C, GO Bonds	5.00%	05/01/2031	930	932,739
Series 2018 C, GO Bonds	5.00%	05/01/2032	1,245	1,248,630
Massachusetts (Commonwealth of) (Green Bonds); Series 2014 E, GO Bonds	5.00%	09/01/2024	680	681,030
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007 C, RB (3 mo. USD LIBOR + 0.82%)(i)	4.08%	11/15/2032	2,645	2,603,526
North Reading (Town of), MA; Series 2005, GO Bonds (INS - AMBAC)(b)	4.00%	09/15/2023	10	10,008
Waltham (City of), MA;
Series 2008, GO Bonds	4.00%	09/15/2024	25	25,017
Series 2008, GO Bonds	4.20%	09/15/2027	15	15,017

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Worcester (City of), MA;
Series 2005 C, GO Bonds (INS - AMBAC)(b)	4.13%	09/15/2023	$ 15	$ 15,012

Series 2006, GO Bonds (INS - SGI)(b)	4.20%	11/01/2024	10	10,009

				5,801,792

Michigan–3.69%
Advanced Technology Academy; Series 2019, Ref. RB	3.50%	11/01/2024	260	254,198
Charyl Stockwell Academy; Series 2015, Ref. RB	4.88%	10/01/2023	60	59,749
Detroit (City of), MI; Series 2006, Ref. RB (3 mo. USD LIBOR + 0.60%) (INS - AGM)(b)(i)	3.79%	07/01/2032	7,825	7,416,973
Kenowa Hills Public Schools; Series 2015, Ref. GO Bonds	5.00%	05/01/2025	1,000	1,025,218
Michigan (State of) Building Authority (Facilities Program);
Series 2013-1A, Ref. RB	5.00%	10/15/2024	540	546,031
Series 2019, Ref. RB	5.00%	04/15/2025	2,100	2,181,518
Michigan (State of) Finance Authority; Series 2022 A, Ref. RB	5.00%	11/15/2023	2,210	2,230,456
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 D-2, Ref. RB (INS - AGM)(b)	5.00%	07/01/2028	3,475	3,546,196
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,400	1,424,474
Series 2014, Ref. RB (INS - AGM)(b)	5.00%	07/01/2023	1,500	1,507,744
Michigan (State of) Finance Authority (Sparrow Obligated Group); Series 2015, Ref. RB	5.00%	11/15/2032	1,620	1,662,775
Michigan (State of) Housing Development Authority; Series 2021 A, RB	0.55%	04/01/2025	2,750	2,576,039
Muskegon Heights (City of), MI; Series 2006, Ref. RB (INS - NATL)(b)	4.00%	11/01/2026	185	181,458
Rib Floater Trust; Series 2022-048, VRD RB(a)(e)	1.87%	06/01/2044	34,995	34,995,000
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(a)(e)	2.86%	10/15/2051	1,145	1,145,000
Wayne (County of), MI Airport Authority; Series 2017 C, Ref. RB	5.00%	12/01/2023	925	936,489
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 A, RB	5.00%	12/01/2024	2,135	2,137,926
Series 2012 A, RB	5.00%	12/01/2026	5,380	5,387,386
Series 2012 D, Ref. RB(d)	5.00%	12/01/2028	9,050	9,056,612
Wayne State University;
Series 2013 A, RB	5.00%	11/15/2025	1,245	1,257,822

Series 2015 A, Ref. RB	5.00%	11/15/2030	125	127,525

				79,656,589

Minnesota–1.39%
Eden Prairie (City of), MN (Eden Glen Apartments); Series 2016 A, Ref. VRD RB (LOC - Bridgewater Bank)(a)(h)	2.93%	02/01/2031	1,880	1,880,000
Minneapolis & St. Paul (Cities of), MN Housing & Redevelopment Authority (Allina Health System);
Series 2009 B-2, VRD RB (LOC - JPMorgan Chase Bank, N.A.)(a)(h)	1.85%	11/15/2035	10,000	10,000,000
Series 2019, Ref. RB	5.00%	11/15/2023	1,600	1,617,592
Series 2019, Ref. RB	5.00%	11/15/2024	1,900	1,950,398
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission;
Series 2014 A, Ref. RB	5.00%	01/01/2027	140	142,025
Series 2014 A, Ref. RB	5.00%	01/01/2030	315	319,399
Minneapolis (City of), MN (Riverton Community Housing); Series 2003, VRD RB (LOC - Bridgewater Bank)(a)(h)	2.89%	10/01/2033	4,680	4,680,000
Minnesota (State of); Series 2014 A, RB	5.00%	06/01/2031	2,500	2,507,291
Minnesota (State of) Governmental Agency Finance Group (Flexible Term Program); Series 2007 A-1, RB (INS - AGC)(b)	4.13%	03/01/2027	15	15,001
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas); Series 2017 A, Ref. RB	5.00%	10/01/2029	1,400	1,505,914
New Prague (City of), MN; Series 2009 A, GO Bonds	4.15%	02/01/2024	5	5,003
North Mankato (City of), MN; Series 2009 C, GO Bonds	4.00%	12/01/2024	10	10,006
Northern Municipal Power Agency;
Series 2013 A, RB	5.00%	01/01/2030	340	340,423
Series 2013 A, RB	5.00%	01/01/2031	460	460,572
Owatonna (City of), MN (Second Century); Series 2003 A, Ref. VRD RB (LOC - Bridgewater Bank)(a)(h)	2.91%	01/01/2030	1,295	1,295,000
St. Louis Park (City of), MN (Shorehan (The)); Series 2015, VRD RB (LOC - Bridgewater Bank)(a)(h)	2.90%	11/01/2045	1,375	1,375,000
St. Paul (City of), MN Housing & Redevelopment Authority (St. Paul City School); Series 2016 A, Ref. RB(c)(f)	4.50%	07/01/2026	385	392,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)

St. Paul (City of), MN Port Authority (Sibley); Series 2004, Ref. VRD RB(a)	2.92%	02/01/2034	$ 1,400	$ 1,400,000

				29,896,110

Mississippi–0.07%
Mississippi (State of) Development Bank; Series 2013 B, RB (INS - BAM)(b)	5.00%	10/01/2023	270	272,697
Mississippi (State of) Hospital Equipment & Facilities Authority (Forrest Co. General Hospital); Series 2019 B, Ref. RB	5.00%	01/01/2025	1,105	1,130,768

Mississippi Business Finance Corp. (Northrop Grumman Corp.); Series 2006, RB	4.55%	12/01/2028	25	24,725

				1,428,190

Missouri–0.59%
Arnold Retail Corridor Transportation Development District; Series 2019, Ref. RB	3.00%	11/01/2028	180	167,738
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	4.25%	04/01/2026	220	212,537
Lindbergh School District; Series 2019 A, GO Bonds	5.00%	03/01/2033	1,475	1,596,182
Missouri (State of) Health & Educational Facilities Authority;
Series 2014, RB	5.00%	01/01/2030	1,000	1,017,434
Series 2016, Ref. RB	5.00%	11/15/2030	1,215	1,271,610
Missouri (State of) Housing Development Commission (First Place Homeownership Loan); Series 2023, RB (CEP - GNMA)	5.75%	05/01/2053	2,800	3,010,199
Missouri (State of) Joint Municipal Electric Utility Commission (Iatan 2);
Series 2014 A, Ref. RB	5.00%	01/01/2027	1,850	1,868,539
Series 2014 A, Ref. RB	5.00%	01/01/2030	1,195	1,206,682
Series 2014 A, Ref. RB	5.00%	01/01/2032	1,755	1,771,869
Missouri Western State University; Series 2012, Ref. RB	3.00%	10/01/2024	50	48,797
Springfield Public Building Corp.; Series 2000 A, RB (INS - AMBAC)(b)(g)	0.00%	06/01/2025	180	160,798

St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.00%	09/01/2023	305	305,162

				12,637,547

Montana–1.17%
Mizuho Floater/Residual Trust; Series 2020-MIZ9027, VRD Revenue Ctfs. (LOC - Mizuho Capital Markets LLC)(a)(e)(h)	3.05%	01/01/2034	25,265	25,265,000

Ravalli County School District No. 7 Victor; Series 2006, GO Bonds (INS - AGM)(b)	4.00%	07/01/2023	10	10,007

				25,275,007

Nebraska–0.33%
Central Plains Energy Project; Series 2019, Ref. RB	4.00%	08/01/2024	1,000	1,003,249
Gretna Public Schools; Series 2022 B, GO Bonds	5.00%	12/15/2027	1,000	1,049,484

Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2015, Ref. RB	5.00%	01/01/2031	5,040	5,157,532

				7,210,265

Nevada–0.35%
Clark (County of), NV Department of Aviation;
Series 2014 A-2, Ref. RB	5.00%	07/01/2028	400	409,896
Series 2014 A-2, Ref. RB	5.00%	07/01/2030	5,050	5,175,809
Series 2014 A-2, Ref. RB	5.00%	07/01/2033	1,000	1,023,579
Nevada (State of);
Series 2012 C, Ref. GO Bonds	5.00%	08/01/2023	460	460,662
Series 2012 D, Ref. GO Bonds	5.00%	06/01/2023	225	225,324

Sparks (City of), NV (Tourism Improvement District No. 1); Series 2019 A, Ref. RB(e)	2.50%	06/15/2024	235	228,754

				7,524,024

New Hampshire–0.43%
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	5,398	5,041,588

New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2031	4,000	4,200,367

				9,241,955

New Jersey–6.71%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2027	250	267,543

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Camden (County of), NJ Improvement Authority (The) (Rowan University School of Osteopathic Medicine); Series 2013 A, Ref. RB	5.00%	12/01/2027	$ 1,610	$ 1,628,762
Casino Reinvestment Development Authority, Inc.;
Series 2004, RB (INS - AMBAC)(b)	5.25%	01/01/2024	1,500	1,501,416
Series 2014, Ref. RB	5.00%	11/01/2023	3,515	3,530,599
Jersey (City of), NJ; Series 2022 A, GO Notes	5.00%	10/26/2023	1,664	1,682,541
Livingston (Township of), NJ; Series 2022, GO Notes	5.00%	12/12/2023	5,000	5,063,019
New Jersey (State of);
Series 2020 A, GO Bonds	5.00%	06/01/2026	14,015	14,896,388
Series 2020 A, GO Bonds	5.00%	06/01/2027	2,885	3,128,208
New Jersey (State of) Building Authority; Series 2016 A, Ref. RB (INS - BAM)(b)	5.00%	06/15/2025	1,500	1,547,730
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - NATL)(b)	5.25%	07/01/2025	6,840	7,092,896
Series 2004 A, RB(f)	5.25%	07/01/2025	820	858,367
Series 2005 N-1, Ref. RB (INS - NATL)(b)	5.50%	09/01/2023	3,010	3,039,354
Series 2005 N-1, Ref. RB (INS - AMBAC)(b)	5.50%	09/01/2024	6,000	6,164,577
Series 2012 KK, RB	5.00%	03/01/2023	2,135	2,135,000
Series 2013 NN, Ref. RB	5.00%	03/01/2023	2,000	2,000,000
Series 2013 NN, Ref. RB	5.00%	03/01/2025	3,100	3,101,936
Series 2017 B, Ref. RB	5.00%	11/01/2023	1,500	1,514,511
New Jersey (State of) Economic Development Authority (Rutgers University); Series 2013, RB	5.00%	06/15/2025	130	130,628
New Jersey (State of) Educational Facilities Authority (Higher Education Facilities Trust Fund); Series 2014, RB	5.00%	06/15/2026	1,000	1,014,627
New Jersey (State of) Health Care Facilities Financing Authority (Greystone Park Psychiatric Hospital); Series 2013, Ref. RB	5.00%	09/15/2023	400	403,145
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,208,673
Series 2017, Ref. RB	5.00%	07/01/2032	815	877,902
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2031	5,100	5,336,033
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	8,840	9,412,296
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2022 I, RB	5.00%	10/01/2053	3,000	3,118,389
New Jersey (State of) Transportation Trust Fund Authority;
Series 2005 B, RB (INS - AMBAC)(b)	5.25%	12/15/2023	1,000	1,013,346
Series 2006 A, RB (INS - AGM)(b)	5.25%	12/15/2023	1,370	1,389,458
Series 2010 D, RB	5.25%	12/15/2023	4,505	4,565,123
Series 2016, RN	5.00%	06/15/2023	1,250	1,255,747
Series 2018 A, Ref. RB	5.00%	06/15/2028	5,000	5,259,640
Series 2018 A, Ref. RN	5.00%	06/15/2024	3,500	3,573,153
New Jersey (State of) Turnpike Authority;
Series 2014 A, RB	5.00%	01/01/2027	8,650	8,857,059
Series 2014 A, RB	5.00%	01/01/2033	15,350	15,698,482
Series 2015 E, RB	5.00%	01/01/2032	5,635	5,831,702
Series 2015 E, RB	5.00%	01/01/2034	3,785	3,911,642
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(d)(f)	5.00%	12/01/2023	450	453,732
Tender Option Bond Trust Receipts/Certificates;
Series 2016-XF1059, VRD Ctfs. (INS - AMBAC)(a)(b)(e)	2.89%	12/15/2036	8,491	8,491,000

Series 2017-XF2482, VRD Ctfs. (INS - BAM)(a)(b)(e)	2.90%	03/01/2042	3,935	3,935,000

				144,889,624

New Mexico–0.72%
Albuquerque Municipal School District No. 12;
Series 2017, GO Bonds	5.00%	08/01/2029	2,575	2,742,008
Series 2017, GO Bonds	5.00%	08/01/2030	1,250	1,327,313
Series 2017, GO Bonds	5.00%	08/01/2031	1,700	1,805,145
Series 2017, GO Bonds	5.00%	08/01/2032	2,910	3,088,043
Farmington (City of), NM (San Juan and Four Corners); Series 2010 D, Ref. RB(c)	1.10%	06/01/2023	4,000	3,966,122
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 C, RB	2.25%	07/01/2023	1,145	1,132,767

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
New Mexico (State of) Severance Tax Permanent Fund; Series 2021 A, RB	5.00%	07/01/2023	$ 1,150	$ 1,156,890
Saltillo Public Improvement District;
Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2024	105	106,212

Series 2018, Ref. RB (INS - BAM)(b)	4.00%	10/01/2025	160	163,097

				15,487,597

New York–8.70%
Erie (County of), NY Industrial Development Agency (The) (City of Buffalo School District);
Series 2013 A, RB	5.00%	05/01/2027	250	250,653
Series 2013 A, RB	5.00%	05/01/2028	970	972,453
Metropolitan Transportation Authority;
Series 2015 D-1, Ref. RB	5.00%	11/15/2024	115	117,772
Series 2015 F, Ref. RB	5.00%	11/15/2027	525	534,487
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	4.00%	11/15/2025	145	146,131
Series 2016 A-2, Ref. RB	5.00%	11/15/2023	1,450	1,462,618
Series 2017 B, Ref. RB	5.00%	11/15/2024	3,500	3,583,771
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	3,000	3,026,106
Series 2017 C-1, Ref. RB	5.00%	11/15/2026	605	632,177
Series 2018 B, Ref. RB	5.00%	11/15/2023	7,200	7,262,654
Series 2018 B, Ref. RB	5.00%	11/15/2024	175	179,189
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2013, RB	5.00%	05/01/2024	125	125,359
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2032	1,500	1,529,491
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	2,712	2,663,637
New York & New Jersey (States of) Port Authority;
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2023	2,000	2,002,873
One Hundred Seventy Fifth Series 2012, RB	5.00%	12/01/2025	480	480,719
One Hundred Seventy Fifth Series 2012, RB	4.00%	12/01/2026	470	470,357
New York (City of), NY;
Series 2012 B, GO Bonds	5.00%	08/01/2023	250	250,368
Series 2012 I, GO Bonds(c)(f)	5.00%	04/13/2023	520	521,031
Series 2012 I, GO Bonds(c)(f)	5.00%	04/13/2023	1,425	1,427,824
Series 2012 I, GO Bonds(c)(f)	5.00%	04/13/2023	245	245,486
Series 2012 I, GO Bonds	5.00%	08/01/2023	360	360,530
Series 2014 I, GO Bonds	5.00%	03/01/2028	1,000	1,017,118
Series 2014 I, GO Bonds	5.00%	03/01/2032	1,000	1,016,133
New York (City of), NY Industrial Development Agency (123 Washington LLC); Series 2007, VRD RB (LOC - Bank of China Ltd.)(a)(h)	3.00%	10/01/2042	21,180	21,180,000
New York (City of), NY Transitional Finance Authority;
Subseries 2013 F-1, RB(c)(f)	5.00%	03/30/2023	5,675	5,682,889
Subseries 2013 H, RB(c)(f)	5.00%	05/01/2023	110	110,324
Subseries 2013 H, RB(c)(f)	5.00%	05/01/2023	325	325,957
New York (State of) Dormitory Authority;
Series 2015 A, Ref. RB	5.00%	03/15/2031	6,000	6,217,784
Series 2015 A, Ref. RB	5.00%	03/15/2033	2,500	2,587,741
Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	155	151,700
Series 2016 D, Ref. RB	5.00%	02/15/2029	3,965	4,216,138
New York (State of) Dormitory Authority (New York University); Series 2016 A, RB	5.00%	07/01/2031	1,410	1,503,075
New York (State of) Housing Finance Agency (Sustainability Bonds); Series 2021 D-2, RB(c)	0.25%	05/01/2023	2,000	1,985,379
New York (State of) Utility Debt Securitization Authority;
Series 2013 TE, RB	5.00%	12/15/2030	10,000	10,130,616
Series 2015, Ref. RB	5.00%	06/15/2025	500	502,285
New York City Housing Development Corp. (Sustainability Bonds); Series 2020 I-2, RB (CEP - Federal Housing Administration)(c)	0.70%	05/01/2025	5,000	4,629,300
New York City Housing Development Corp. (Sustainable development Bonds); Series 2022 2B, RB(c)	3.40%	12/22/2026	12,845	12,663,473
New York City Housing Development Corp. (Sustainable Development); Series 2021 F-2, RB (CEP - Federal Housing Administration)(c)	0.60%	07/01/2025	1,000	916,689
New York City Housing Development Corp. (Sustainable Neighborhood); Series 2019, RB(c)	1.75%	07/03/2023	1,890	1,874,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 B, Ref. RB	5.00%	06/01/2023	$ 685	$ 687,380
Series 2016 B, Ref. RB	5.00%	06/01/2026	460	473,533
New York State Urban Development Corp.; Series 2013 C, RB	5.00%	03/15/2030	275	275,405
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2020, Ref. RB(d)	5.25%	08/01/2031	15,460	15,744,207
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(d)	5.00%	08/01/2026	11,500	11,505,028
Series 2016, Ref. RB(d)	5.00%	08/01/2031	20,070	20,088,388
Orange County Funding Corp. (Mount St. Mary College); Series 2012 B, RB	4.00%	07/01/2024	695	694,271
Rib Floater Trust; Series 2022-003, VRD RB(a)(e)	3.00%	11/01/2041	10,000	10,000,000
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,430	2,359,131
Triborough Bridge & Tunnel Authority;
Series 2012 A, RB(c)(f)	5.00%	03/16/2023	250	250,168
Series 2012 B, Ref. RB(c)(f)	4.00%	03/16/2023	300	300,087
Series 2012 B, Ref. RB(c)(f)	5.00%	03/16/2023	650	650,438
Series 2012 B, Ref. RB(c)(f)	5.00%	03/16/2023	250	250,168
Series 2012 B, Ref. RB(c)(f)	5.00%	03/16/2023	5,245	5,248,534
Series 2012 B, Ref. RB(c)(f)	5.00%	03/16/2023	2,500	2,501,684
Series 2012 B, Ref. RB(c)(f)	5.00%	03/16/2023	4,665	4,668,143
Series 2012 B, Ref. RB	5.00%	11/15/2023	705	705,475
Series 2012 B, Ref. RB	5.00%	11/15/2024	420	420,283
Series 2013 A, Ref. RB(c)(f)	5.00%	05/15/2023	640	642,271
Series 2013 A, Ref. RB(c)(f)	5.00%	05/15/2023	1,050	1,053,726
Series 2013 A, Ref. RB(c)(f)	5.00%	05/15/2023	630	632,236
Series 2013 C, RB(c)(f)	5.00%	05/15/2023	550	551,952

Westchester County Local Development Corp.; Series 2021, Ref. RB(e)	2.88%	07/01/2026	3,180	3,036,229

				187,695,153

North Carolina–0.67%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2014, Ref. RB	5.00%	07/01/2031	2,540	2,601,528
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health);
Series 2018 E, RB(c)	0.80%	10/31/2025	5,000	4,669,268
Series 2021, Ref. VRD RB (LOC - Royal Bank Of Canada)(a)(h)	1.85%	01/15/2042	4,860	4,860,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2013 A, Ref. RB	5.00%	01/15/2026	230	230,222
North Carolina (State of) Turnpike Authority; Series 2017, Ref. RB	5.00%	01/01/2025	2,025	2,077,647

University of North Carolina; Series 2008 A, RB (INS - AGC)(b)	4.75%	10/01/2028	10	10,011

				14,448,676

North Dakota–0.14%

Ward (County of), ND; Series 2017 A, GO Bonds (INS - AGM)(b)	4.00%	04/01/2025	3,125	3,126,355

Ohio–2.10%
American Municipal Power, Inc. (Prairie State Energy);
Series 2015 A, Ref. RB	5.00%	02/15/2027	430	436,795
Series 2015 A, Ref. RB	5.00%	02/15/2028	9,895	10,050,426
Series 2015 A, Ref. RB	5.00%	02/15/2029	6,860	6,959,359
Columbus City School District; Series 2016 A, Ref. GO Bonds	5.00%	12/01/2031	3,260	3,449,456
Cuyahoga (County of), OH (Shaker Square); Series 2010 D, Ref. RB	5.00%	12/01/2025	825	826,175
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGM)(b)(d)	5.00%	12/01/2026	1,335	1,336,065
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(c)	4.38%	06/15/2026	1,500	1,435,465
Mayfield Heights (City of), OH; Series 2022, GO Notes	3.00%	07/20/2023	2,000	1,992,277
Ohio (State of);
Series 2015, VRD RB(a)	2.95%	01/15/2045	10,000	10,000,000
Series 2017 A, GO Bonds	5.00%	09/01/2031	3,335	3,397,356
Series 2017 A, GO Bonds	5.00%	03/15/2032	1,155	1,177,340
Series 2018 A, GO Bonds(c)(f)	5.00%	03/15/2023	125	125,083
Ohio (State of) (Cleveland Clinic Health System Obligated Group); Series 2018, Ref. RB(e)	5.00%	12/01/2023	1,050	1,043,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission; Series 2006, RB (CPI Rate + 1.12%) (INS - AMBAC)(b)(i)	9.66%	12/01/2023	$ 2,460	$ 2,508,680
RiverSouth Authority; Series 2007 A, RB	5.75%	12/01/2027	575	574,945

Stark (County of), OH; Series 2004, GO Bonds (INS - NATL)(b)	4.38%	12/01/2024	5	5,005

				45,318,286

Oklahoma–0.20%
Oklahoma (State of) Capitol Improvement Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2027	750	769,211
Series 2014 C, Ref. RB	5.00%	07/01/2028	365	373,916
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2025	1,190	1,174,000
Oklahoma (State of) Municipal Power Authority; Series 1992 B, RB(f)	5.75%	01/01/2024	150	153,169
University of Oklahoma (The);
Series 2014 C, Ref. RB	5.00%	07/01/2024	1,000	1,001,418
Series 2014 C, Ref. RB	5.00%	07/01/2029	250	250,124

Series 2014, Ref. RB	5.00%	07/01/2027	500	500,322

				4,222,160

Ontario–0.29%

Deutsche Bank Spears/Lifers Trust; Series 2021, VRD RB(a)(d)(e)	3.03%	04/01/2031	6,300	6,300,000

Oregon–0.50%
Metro; Series 2012 A, GO Bonds	5.00%	06/01/2025	4,320	4,324,046
Multnomah (County of), OR Hospital Facilities Authority (Green Bonds);
Series 2021 B, Ref. RB	1.20%	06/01/2028	1,150	970,972
Series 2021 B2, Ref. RB	0.95%	06/01/2027	2,965	2,575,743
Portland Community College District; Series 2018, GO Bonds	5.00%	06/15/2032	1,680	1,782,210

Yamhill (County of), OR Hospital Authority (Friendsview); Series 2021 B-3, RB	1.75%	11/15/2026	1,355	1,245,287

				10,898,258

Pennsylvania–6.88%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2008 A, Ref. VRD RB(a)	1.93%	12/01/2037	10,500	10,500,000
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 2017, RB	5.00%	10/15/2026	445	450,214
Allegheny (County of), PA Redevelopment Authority (Pittsburgh Mills); Series 2004, RB (Acquired 08/10/2017; Cost $320,749)(j)	5.60%	07/01/2023	326	293,070
Allegheny (County of), PA Sanitary Authority; Series 2013, RB (INS - BAM)(b)	5.00%	12/01/2028	145	146,887
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2023	400	401,321
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2024	425	426,573
Cumberland Valley School District; Series 2015, GO Bonds	5.00%	11/15/2031	2,580	2,610,346
Geisinger Authority (Geisinger Health System); Series 2014 B, Ref. RB (1 mo. USD LIBOR + 1.07%)(c)(i)	4.22%	06/01/2024	13,600	13,658,993
Luzerne (County of), PA;
Series 2015 A, Ref. GO Bonds (INS - AGM)(b)	5.00%	11/15/2023	2,795	2,825,731
Series 2015 B, Ref. GO Bonds (INS - AGM)(b)	5.00%	05/15/2023	2,260	2,267,092
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System); Series 2014 A, Ref. RB	5.00%	10/01/2024	1,165	1,168,578
Pennsylvania (Commonwealth of);
First series 2013, GO Bonds	4.00%	04/01/2029	2,150	2,151,814
Second series 2013, GO Bonds	5.00%	10/15/2031	1,000	1,012,367
Second Series 2013, GO Bonds	5.00%	10/15/2025	100	101,224
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2015 B, VRD RB(a)	3.36%	09/01/2045	58,095	58,095,000
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2015 A, Ref. RB	5.00%	06/01/2023	6,200	6,223,021

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2016 A, Ref. RB	5.00%	12/01/2030	$ 9,990	$ 10,594,759
Series 2016 B, Ref. RB (INS - AGM)(b)	5.00%	06/01/2029	800	853,322
Series 2017, Ref. RB	5.00%	12/01/2032	3,325	3,609,669
Series 2018 A-1, Ref. RB (SIFMA Municipal Swap Index + 0.60%)(i)	3.40%	12/01/2023	1,500	1,500,958
Philadelphia (City of), PA;
Series 2016, Ref. RB	5.00%	10/01/2028	1,400	1,471,488
Series 2016, Ref. RB	5.00%	10/01/2031	3,270	3,426,865
Series 2017 A, Ref. GO Bonds	5.00%	08/01/2023	1,000	1,007,200
Series 2019 B, GO Bonds	5.00%	02/01/2025	1,000	1,031,628
Philadelphia (City of), PA Authority for Industrial Development;
Series 2013 A-1, RB	6.25%	06/15/2023	145	146,081
Series 2013, RB(c)(f)	5.00%	04/03/2023	1,765	1,767,325
Pittsburgh (City of), PA Water & Sewer Authority; Series 2017 C, Ref. RB (SIFMA Municipal Swap Index + 0.65%), (INS - AGM)(b)(c)(i)	3.45%	12/01/2023	17,500	17,507,896
Sayre (City of), PA Health Care Facilities Authority (Guthrie Health); Series 2007, RB (3 mo. USD LIBOR + 0.78%)(i)	4.11%	12/01/2024	30	29,977
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	1,025	1,020,668
Wilkes-Barre Area School District;
Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2024	1,010	1,033,642

Series 2016 B, GO Bonds (INS - BAM)(b)	5.00%	08/01/2026	1,160	1,230,973

				148,564,682

Puerto Rico–0.36%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2020 A, Ref. RB(e)	4.00%	07/01/2023	1,200	1,199,815
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS - AGC)(b)	5.00%	07/01/2026	100	100,676
Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2026	3,905	3,920,113
Series 2005 RR, RB (INS - SGI)(b)	5.00%	07/01/2027	1,505	1,510,824
Series 2007 UU, Ref. RB (INS - AGM)(b)	5.00%	07/01/2024	500	503,379

Series 2008 WW, RB (INS - AGC)(b)	5.25%	07/01/2033	500	503,379

				7,738,186

Rhode Island–1.62%
Rhode Island Health and Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(a)	2.75%	05/01/2035	27,615	27,615,000

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	4.50%	06/01/2045	7,565	7,421,141

				35,036,141

South Carolina–0.93%
Charleston Educational Excellence Finance Corp. (Charleston County School); Series 2013, Ref. RB	5.00%	12/01/2025	3,000	3,043,068
College of Charleston; Series 2014 A, RB	5.00%	04/01/2026	150	152,452
Florence & Darlington (Counties of), SC Commission for Technical Education; Series 2014, Ref. RB	5.00%	03/01/2028	620	625,714
Piedmont Municipal Power Agency; Series 2021 C, Ref. RB	5.00%	01/01/2032	4,000	4,248,096
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 C, VRD RB(a)	3.39%	05/01/2048	10,000	10,000,000

South Carolina (State of) Public Service Authority; Series 2016 A, Ref. RB	5.00%	12/01/2029	1,885	1,975,261

				20,044,591

South Dakota–0.27%

South Dakota (State of) Housing Development Authority; Series 2009 A, VRD RB(a)	2.92%	11/01/2048	5,810	5,810,000

Tennessee–1.82%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group);
Series 2018 A, Ref. RB	5.00%	07/01/2025	2,000	2,005,565
Series 2018 A, Ref. RB	5.00%	07/01/2032	1,000	1,002,354
Memphis (City of), TN; Series 2014, RB	4.00%	12/01/2029	2,975	3,018,689
Nashville (City of) & Davidson (County of), TN Metropolitan Government;
Series 2013 A, Ref. RB	5.00%	05/15/2027	130	130,544
Series 2013 A, Ref. RB	5.00%	05/15/2029	780	783,417
Series 2013, Ref. GO Bonds	5.00%	07/01/2024	120	120,728

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee (State of) Local Development Authority; Series 2006, RB	4.13%	03/01/2023	$ 5	$ 5,000
Tennessee Energy Acquisition Corp.;
Series 2006 A, RB	5.25%	09/01/2023	2,725	2,736,342
Series 2006 A, RB	5.25%	09/01/2024	15,115	15,266,106
Series 2018, RB(c)	4.00%	11/01/2025	10,130	10,124,078

Tennessee Housing Development Agency (Social Bonds); Series 2022, RB	5.50%	01/01/2053	3,750	3,980,109

				39,172,932

Texas–14.07%
Alamo Community College District;
Series 2007, GO Bonds (INS - NATL)(b)	4.50%	08/15/2033	590	590,597
Series 2012 A, Ref. RB	5.00%	11/01/2023	775	776,082
Alvarado Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(c)	2.75%	08/15/2025	2,000	1,991,803
Arlington Higher Education Finance Corp. (Basis Texas Charter School); Series 2021, RB(c)(e)	4.50%	06/15/2026	1,100	1,052,933
Austin Independent School District;
Series 2023, GO Bonds	5.00%	08/01/2035	2,000	2,323,672
Series 2023, GO Bonds	5.00%	08/01/2036	2,265	2,598,437
Bexar (County of), TX Hospital District;
Series 2018, GO Bonds	5.00%	02/15/2029	1,000	1,001,629
Series 2018, GO Bonds	5.00%	02/15/2030	1,895	1,898,025
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(d)(e)	3.63%	07/01/2026	4,000	3,621,309
Canadian River Municipal Water Authority; Series 2014, Ref. RB	5.00%	02/15/2024	250	250,348
Conroe Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	7,810	8,283,633
Cypress-Fairbanks Independent School District; Series 2014 C, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2028	1,500	1,524,975
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2013 D, Ref. RB	5.25%	11/01/2027	225	228,088
Series 2013 D, Ref. RB	5.25%	11/01/2031	85	86,087
Series 2013 F, Ref. RB	5.13%	11/01/2025	260	262,995
Series 2013 F, Ref. RB	5.25%	11/01/2028	2,295	2,326,137
Series 2013 F, Ref. RB	5.25%	11/01/2030	570	577,328
Series 2014 C, RB	5.00%	11/01/2030	850	859,545
Dallas (City of), TX; Series 2013 A, Ref. GO Bonds	5.00%	02/15/2031	3,465	3,470,771
Dallas (County of), TX; Series 2016, GO Bonds	5.00%	08/15/2029	4,605	4,882,708
Dallas College; Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,043,927
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2030	1,320	1,403,743
Series 2017, RB	5.00%	12/01/2032	3,000	3,181,696
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	5,000	5,321,191
El Paso (County of), TX Hospital District; Series 2013, Ctfs. of Obligation	5.00%	08/15/2025	675	678,485
Frisco (City of), TX; Series 2013, Ref. GO Bonds	5.00%	02/15/2025	1,000	1,001,552
Frisco Independent School District; Series 2013, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2024	135	136,143
Goose Creek Consolidated Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	5,000	5,277,060
Grand Prairie Independent School District; Series 2011, Ref. GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2026	675	675,490
Guadalupe (County of) & Seguin (City of), TX Hospital Board of Managers;
Series 2015, Ref. RB	5.00%	12/01/2023	1,200	1,196,631
Series 2015, Ref. RB	5.00%	12/01/2024	1,865	1,854,539
Harris & Montgomery (Counties of), TX Municipal Utility District No. 386; Series 2014, GO Bonds (INS -AGM)(b)	4.00%	09/01/2030	620	620,412
Harris County Industrial Development Corp. (Exxon Mobil Corp.); Series 1984, VRD RB(a)	1.85%	03/01/2024	12,000	12,000,000
Houston (City of), TX;
Series 2014 A, Ref. GO Bonds	5.00%	03/01/2026	100	101,953
Series 2018 C, Ref. VRD RB (LOC - Barclays Bank PLC)(a)(h)	2.83%	05/15/2034	16,670	16,670,000
Series 2021 B, Ref. RB (SIFMA Municipal Swap Index + 0.01%)(c)(i)	2.81%	03/10/2023	15,000	15,000,000
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(d)	4.75%	07/01/2024	1,095	1,094,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Houston Independent School District; Series 2016 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	$ 1,125	$ 1,187,991
Katy Independent School District; Series 2017, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2031	1,150	1,241,895
Laredo (City of), TX; Series 2016, Ref. RB	5.00%	03/01/2031	1,000	1,048,497
Lewisville (City of), TX; Series 2013, Ref. RB	5.00%	02/15/2029	1,600	1,601,976
Lewisville Independent School District;
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2025	500	504,037
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2026	100	100,798
Lower Colorado River Authority;
Series 2013 A, Ref. RB	5.13%	05/15/2024	100	100,388
Series 2013 A, Ref. RB(f)	5.00%	05/15/2026	1,950	1,956,839
Series 2013 A, Ref. RB(f)	5.00%	05/15/2027	785	787,802
Series 2013 A, Ref. RB(f)	5.00%	05/15/2031	2,810	2,819,221
Series 2013 A, Ref. RB(f)	5.00%	05/15/2032	5,955	5,973,198
Series 2013, Ref. RB	5.25%	05/15/2027	245	245,971
Series 2013, Ref. RB	5.50%	05/15/2030	4,025	4,042,304
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(e)	4.63%	10/01/2031	1,000	977,463
Mueller Local Government Corp.; Series 2009, RB	4.25%	09/01/2029	30	30,028
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University);
Series 2016 A, RB(f)	5.00%	04/01/2023	385	385,479
Series 2016 A, RB(f)	5.00%	04/01/2024	405	411,879
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus); Series 2017 A, RB(f)	4.00%	04/01/2023	1,295	1,295,637
North Harris (County of), TX Regional Water Authority; Series 2013, Ref. RB (INS - BAM)(b)	5.00%	12/15/2030	205	205,132
North Texas Municipal Water District; Series 2016, Ref. RB	5.00%	06/01/2028	1,050	1,111,021
North Texas Tollway Authority;
Series 2014 B, Ref. RB	5.00%	01/01/2031	2,420	2,447,589
Series 2016 A, Ref. RB	5.00%	01/01/2026	3,850	3,899,314
Series 2017 A, RB	5.00%	01/01/2025	55	55,077
Series 2017 B, Ref. RB	5.00%	01/01/2024	50	50,067
Series 2017 B, Ref. RB	5.00%	01/01/2025	15	15,021
Pearland (City of), TX; Series 2014, Ref. GO Bonds	5.00%	03/01/2025	200	200,303
Permanent University Fund - Texas A&M University System; Series 2012 A, RB	5.00%	07/01/2023	250	250,393
Plano Independent School District;
Series 2023, GO Bonds	5.00%	02/15/2035	2,600	3,007,832
Series 2023, GO Bonds	5.00%	02/15/2036	1,100	1,258,192
Port Arthur (Port of), TX Navigation District;
Series 2010, VRD RB(a)	3.67%	11/01/2040	8,175	8,175,000
Subseries 2010 D, VRD RB(a)	3.65%	11/01/2040	20,000	20,000,000
Rib Floater Trust; Series 2022-006, VRD RB (LOC - Barclays Bank PLC)(a)(e)(h)	2.95%	11/15/2046	36,250	36,250,000
Robstown (City of), TX; Series 2009, Ctfs. of Obligation (INS - AGM)(b)(g)	0.00%	03/01/2024	490	470,419
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	4.90%	09/15/2024	65	64,290
San Antonio (City of), TX;
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,289,066
Series 2017, Ref. RB	5.00%	02/01/2032	3,105	3,345,179
San Antonio (City of), TX Water System;
Series 2013 B, Ref. RB	5.00%	05/15/2027	535	536,975
Series 2013 E, Ref. RB	5.00%	05/15/2027	1,900	1,907,014
Southwest Independent School District; Series 2014, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2030	1,400	1,422,126
Spring Independent School District; Series 2023, GO Bonds	5.00%	08/15/2035	3,120	3,619,210
Temple (City of), TX; Series 2012, Ref. GO Bonds	5.00%	08/01/2023	225	225,333
Texas (State of); Series 2015, Ref. GO Bonds	5.00%	10/01/2029	10,000	10,515,345
Texas (State of) Transportation Commission; Series 2014 B, VRD RB(a)	2.81%	04/01/2032	40,000	40,000,000
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	17,275	18,032,020
Texas Municipal Gas Acquisition & Supply Corp. II; Series 2007, RB (SIFMA Municipal Swap Index + 0.55%)(i)	3.35%	09/15/2027	12,915	12,701,049
Trinity River Authority; Series 2014, Ref. RB	5.00%	08/01/2024	500	503,896

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(b)	5.00%	08/15/2030	$ 45	$ 48,860

Wink-Loving Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	475	475,276

				303,656,420

Utah–0.11%
University of Utah (The); Series 2017 B-1, Ref. RB	5.00%	08/01/2029	1,870	2,042,675

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	5.00%	06/01/2023	250	250,991

				2,293,666

Vermont–0.04%
University of Vermont and State Agricultural College; Series 2014, Ref. RB	5.00%	10/01/2026	500	512,947

Vermont (State of); Series 2012 E, GO Bonds	5.00%	08/15/2023	340	340,506

				853,453

Virginia–0.56%
Chesapeake Bay Bridge & Tunnel District; Series 2019, RAN	5.00%	11/01/2023	4,400	4,441,987
Fairfax (County of), VA Industrial Development Authority (Inova Health System); Series 2018 B-2, Ref. RB(c)	5.00%	05/15/2023	2,550	2,557,583

Virginia (Commonwealth of) Transportation Board (Garvee); Series 2017, Ref. RB	5.00%	09/15/2023	5,000	5,050,218

				12,049,788

Washington–2.79%
Auburn School District No. 408 of King & Pierce Counties; Series 2014, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2027	100	101,398
Central Puget Sound Regional Transit Authority; Series 1999, RB (INS - NATL)(b)	4.75%	02/01/2028	1,505	1,532,405
Chelan County School District No. 246 Wenatchee; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	1,480	1,511,578
Energy Northwest (Columbia Generating Station); Series 2014, Ref. RB	5.00%	07/01/2031	2,000	2,050,174
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	10	9,999
Lewis (County of), WA Public Utility District No. 1; Series 2013, Ref. RB	5.25%	04/01/2032	6,115	6,180,921
Seattle (City of), WA; Series 2013, Ref. RB	5.00%	07/01/2024	250	251,493
Seattle (Port of), WA;
Series 2015 A, RB	5.00%	04/01/2030	2,840	2,901,648
Series 2017 C, RB(d)	5.00%	05/01/2025	275	283,074
Snohomish County School District No. 15 Edmonds; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2031	3,250	3,318,142
Tacoma (City of), WA Regional Water Supply System; Series 2013, Ref. RB	5.00%	12/01/2026	250	251,109
Washington (State of);
Series 2013 A, GO Bonds	5.00%	08/01/2027	125	125,972
Series 2013 A, GO Bonds	5.50%	08/01/2029	12,750	12,875,164
Series 2013 A, GO Bonds	5.00%	08/01/2032	10,000	10,077,789
Series 2013 D, GO Bonds	5.00%	02/01/2026	250	250,244
Series 2016 B, GO Bonds	5.00%	08/01/2031	1,205	1,278,726
Series 2016 B, Ref. GO Bonds	5.00%	07/01/2032	3,840	4,033,640
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2025	125	125,669
Series 2012 A, RB	5.00%	10/01/2026	2,540	2,553,266
Series 2012 A, RB	5.00%	10/01/2027	2,415	2,427,303
Series 2012 A, RB	5.00%	10/01/2028	165	165,820
Series 2012 A, RB	4.25%	10/01/2040	2,800	2,784,357
Washington (State of) Tobacco Settlement Authority; Series 2018, Ref. RB	5.00%	06/01/2024	3,750	3,768,150

Yakima County School District No. JT3 Naches Valley; Series 2014, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2030	1,420	1,446,803

				60,304,844

West Virginia–0.66%

West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2018 E, Ref. VRD RB(a)	3.37%	06/01/2033	14,255	14,255,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	Invesco Short Term Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–1.14%
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. RB(f)	5.50%	12/15/2026	$ 3,360	$ 3,553,793
Wisconsin (State of) Center District; Series 1999, Ref. RB (INS - AGM)(b)	5.25%	12/15/2023	235	237,880
Wisconsin (State of) Department of Transportation; Series 2017 1, Ref. RB	5.00%	07/01/2030	1,010	1,034,407
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2013, RB	5.00%	08/15/2026	100	100,502
Series 2013, RB	5.00%	08/15/2027	800	803,475
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System); Series 2019 B-2, Ref. RB	2.55%	11/01/2027	1,155	1,081,539
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2014, Ref. RB	5.00%	11/15/2029	1,050	1,075,444
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2027	3,225	3,227,235
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care Obligated Group);
Series 2015, Ref. RB	5.00%	08/15/2030	170	174,379
Series 2015, Ref. RB	5.00%	08/15/2031	815	834,528
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.); Series 2015, Ref. RB	5.00%	12/15/2029	125	128,965
Wisconsin (State of) Health & Educational Facilities Authority (Unitypoint Health); Series 2014 A, RB	5.00%	12/01/2028	980	1,008,864
Wisconsin (State of) Public Finance Authority;
Series 2016, RB	5.00%	03/01/2032	4,315	4,512,924
Series 2022, Ref. RB(c)	3.30%	10/01/2026	1,745	1,734,463
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center); Series 2015 A, Ref. RB	5.00%	06/01/2031	3,295	3,403,469
Wisconsin (State of) Public Finance Authority (The Estates at Eagle’s Pomite); Series 2016 A, RB	4.00%	01/01/2024	100	98,066
WPPI Energy;
Series 2013 A, RB	5.00%	07/01/2024	580	583,232
Series 2014 A, Ref. RB	5.00%	07/01/2030	1,000	1,016,178

Series 2014 A, Ref. RB	5.00%	07/01/2032	100	101,605

				24,710,948

Total Municipal Obligations (Cost $2,059,880,225)				2,055,926,577

			Shares
MuniFund Preferred Shares–2.07%
Nuveen AMT-Free Municipal Credit Income Fund; MFP, Series B			57,500	5,750,000
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D			34,870	34,870,000

Nuveen California AMT-Free Quality Municipal Income Fund; MFP			40,000	4,000,000

Total MuniFund Preferred Shares (Cost$ 44,621,503)				44,620,000

	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC;
Series 21A(e)(k)	9.50%	06/05/2023	$ 25	25,000
Series 21B(e)(k)	9.50%	06/05/2023	90	90,000
Series 22A(e)(k)	9.50%	06/05/2023	50	50,000
Series 22B(e)(k)	9.50%	06/05/2023	5	5,000
Series 22C(e)(k)	9.50%	06/05/2023	35	35,000
Series 22X(e)	9.50%	03/31/2023	50	50,271
Series 23A(e)(k)	9.50%	03/31/2023	20	20,000
Series 23B(e)	9.50%	03/31/2023	15	15,000

Total U.S. Dollar Denominated Bonds & Notes (Cost $290,000)				290,271

TOTAL INVESTMENTS IN SECURITIES(l)–97.36% (Cost $2,104,791,728)				2,100,836,848

OTHER ASSETS LESS LIABILITIES–2.64%				56,902,897

NET ASSETS–100.00%				$2,157,739,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	Invesco Short Term Municipal Fund

Investment Abbreviations:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp.
BAM	- Build America Mutual Assurance Co.
CEP	- Credit Enhancement Provider
CHF	- Swiss Franc
COP	- Certificates of Participation
CPI	- Consumer Price Index
Ctfs.	- Certificates
FHLMC	- Federal Home Loan Mortgage Corp.
GNMA	- Government National Mortgage Association
GO	- General Obligation
INS	- Insurer
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
MFP	- MuniFund Preferred Shares
NATL	- National Public Finance Guarantee Corp.
PCR	- Pollution Control Revenue Bonds
RAN	- Revenue Anticipation Notes
RB	- Revenue Bonds
Ref.	- Refunding
RN	- Revenue Notes
SGI	- Syncora Guarantee, Inc.
SIFMA	- Securities Industry and Financial Markets Association
SOFR	- Secured Overnight Financing Rate
USD	- U.S. Dollar
VRD	- Variable Rate Demand
Wts.	- Warrants

Notes to Schedule of Investments:

(a)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to the alternative minimum tax.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $162,680,948, which represented 7.54% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2023.
(j)	Restricted security. The value of this security at February 28, 2023 represented less than 1% of the Fund’s Net Assets.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition

By credit sector, based on total investments

As of February 28, 2023

Revenue Bonds	56.71%

Other	27.77

General Obligation Bonds	12.87

Pre-Refunded Bonds	2.65

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	Invesco Short Term Municipal Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $2,104,791,728)	$2,100,836,848

Cash	46,400,374

Receivable for:
Investments sold	358,198

Fund shares sold	1,344,718

Interest	17,582,556

Investments matured, at value (Cost $566,990)	28,500

Investment for trustee deferred compensation and retirement plans	47,627

Other assets	85,013

Total assets	2,166,683,834

Liabilities:
Payable for:
Investments purchased	266,631

Dividends	1,406,409

Fund shares reacquired	6,420,098

Accrued fees to affiliates	679,606

Accrued trustees’ and officers’ fees and benefits	2,652

Accrued other operating expenses	121,066

Trustee deferred compensation and retirement plans	47,627

Total liabilities	8,944,089

Net assets applicable to shares outstanding	$2,157,739,745

Net assets consist of:
Shares of beneficial interest	$2,188,145,431

Distributable earnings (loss)	(30,405,686)

$2,157,739,745

Net Assets:
Class A	$743,947,726

Class Y	$1,350,790,046

Class R6	$63,001,973

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	199,496,683

Class Y	362,174,032

Class R6	16,836,958

Class A:
Net asset value and offering price per share	$3.73

Class Y:
Net asset value and offering price per share	$3.73

Class R6:
Net asset value and offering price per share	$3.74

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	Invesco Short Term Municipal Fund

Statement of Operations

For the six months ended February 28, 2023

(Unaudited)

Investment income:
Interest	$34,894,363

Expenses:
Advisory fees	4,463,346

Administrative services fees	171,683

Custodian fees	6,912

Distribution fees:
Class A	1,065,221

Transfer agent fees – A and Y	1,028,623

Transfer agent fees – R6	3,997

Trustees’ and officers’ fees and benefits	15,624

Registration and filing fees	125,428

Reports to shareholders	29,023

Professional services fees	39,079

Other	15,176

Total expenses	6,964,112

Less: Expense offset arrangement(s)	(957)

Net expenses	6,963,155

Net investment income	27,931,208

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(2,073,204))	(11,010,053)

Change in net unrealized appreciation of unaffiliated investment securities	2,946,693

Net realized and unrealized gain (loss)	(8,063,360)

Net increase in net assets resulting from operations	$19,867,848

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	Invesco Short Term Municipal Fund

Statement of Changes in Net Assets

For the six months ended February 28, 2023 and the year ended August 31, 2022

(Unaudited)

	February 28,	August 31,
	2023	2022

Operations:
Net investment income	$27,931,208	$20,818,048

Net realized gain (loss)	(11,010,053)	(1,327,151)

Change in net unrealized appreciation (depreciation)	2,946,693	(49,188,704)

Net increase (decrease) in net assets resulting from operations	19,867,848	(29,697,807)

Distributions to shareholders from distributable earnings:
Class A	(7,709,862)	(6,008,801)

Class C	–	(3,851)

Class Y	(15,022,353)	(12,710,418)

Class R6	(592,013)	(299,912)

Total distributions from distributable earnings	(23,324,228)	(19,022,982)

Share transactions–net:
Class A	(256,375,996)	(559,051,213)

Class C	–	(37,125,481)

Class Y	(185,550,081)	(198,850,549)

Class R6	17,327,640	20,887,859

Net increase (decrease) in net assets resulting from share transactions	(424,598,437)	(774,139,384)

Net increase (decrease) in net assets	(428,054,817)	(822,860,173)

Net assets:
Beginning of period	2,585,794,562	3,408,654,735

End of period	$2,157,739,745	$2,585,794,562

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	Invesco Short Term Municipal Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 02/28/23	$3.73	$0.04	$(0.01)	$0.03	$(0.03)	$3.73	0.92%	$ 743,948	0.75	%(d)	0.75	%(d)	0.75	%(d)	2.21	%(d)	58%
Year ended 08/31/22	3.79	0.02	(0.06)	(0.04)	(0.02)	3.73	(1.08)	1,001,761	0.75		0.75		0.74		0.57		114
Year ended 08/31/21	3.79	0.02	0.01	0.03	(0.03)	3.79	0.72	1,581,245	0.78		0.78		0.75		0.59		24
Year ended 08/31/20	3.77	0.06	0.02	0.08	(0.06)	3.79	2.14	896,488	0.82		0.82		0.76		1.56		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.03	405,334	0.82	(d)	0.82	(d)	0.76	(d)	1.72	(d)	13
Year ended 05/31/19	3.72	0.07	0.03	0.10	(0.07)	3.75	2.74	402,504	0.85		0.85		0.77		1.85		69
Year ended 05/31/18	3.75	0.07	(0.04)	0.03	(0.06)	3.72	0.94	413,457	0.86		0.86		0.79		1.84		80
Class Y
Six months ended 02/28/23	3.73	0.05	(0.01)	0.04	(0.04)	3.73	1.04	1,350,790	0.50	(d)	0.50	(d)	0.50	(d)	2.46	(d)	58
Year ended 08/31/22	3.80	0.03	(0.07)	(0.04)	(0.03)	3.73	(1.08)	1,538,307	0.50		0.50		0.49		0.82		114
Year ended 08/31/21	3.79	0.03	0.02	0.05	(0.04)	3.80	1.24	1,764,272	0.53		0.53		0.50		0.84		24
Year ended 08/31/20	3.77	0.07	0.02	0.09	(0.07)	3.79	2.39	1,230,817	0.57		0.57		0.51		1.81		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.09	797,580	0.57	(d)	0.57	(d)	0.51	(d)	1.97	(d)	13
Year ended 05/31/19	3.72	0.08	0.03	0.11	(0.08)	3.75	3.00	786,224	0.60		0.60		0.52		2.09		69
Year ended 05/31/18	3.75	0.08	(0.04)	0.04	(0.07)	3.72	1.19	594,628	0.61		0.61		0.54		2.09		80
Class R6
Six months ended 02/28/23	3.75	0.05	(0.02)	0.03	(0.04)	3.74	0.81	63,002	0.43	(d)	0.43	(d)	0.43	(d)	2.53	(d)	58
Year ended 08/31/22	3.81	0.03	(0.06)	(0.03)	(0.03)	3.75	(0.75)	45,727	0.44		0.44		0.43		0.88		114
Year ended 08/31/21	3.80	0.03	0.02	0.05	(0.04)	3.81	1.32	25,405	0.44		0.44		0.41		0.93		24
Year ended 08/31/20	3.77	0.07	0.03	0.10	(0.07)	3.80	2.72	2,903	0.50		0.51		0.44		1.88		89
Three months ended 08/31/19	3.75	0.02	0.02	0.04	(0.02)	3.77	1.10	10	0.50	(d)	0.50	(d)	0.44	(d)	2.05	(d)	13
Period ended 05/31/19(e)	3.75	0.00	0.00	0.00	(0.00)	3.75	2.73	10	0.50	(d)	0.50	(d)	0.42	(d)	2.20	(d)	69

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26	Invesco Short Term Municipal Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Short Term Municipal Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek tax-free income.

The Fund currently consists of three different classes of shares: Class A, Class Y and Class R6. Class Y shares are available only to certain investors. Class A, Class Y and Class R6 shares are sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

27	Invesco Short Term Municipal Fund

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

J.

Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Increases in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.

Policy changes by the U.S. government or its regulatory agencies and political events within the U.S. and abroad may, among other things, affect investor and consumer confidence and increase volatility in the financial markets, perhaps suddenly and to a significant degree, which may adversely impact the Fund’s operations, universe of potential investment options, and return potential.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $100 million	0.500%

Next $150 million	0.450%

Next $250 million	0.425%

Next $500 million	0.400%

Next $4 billion	0.370%

Over $5 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended February 28, 2023, the effective advisory fee rate incurred by the Fund was 0.38%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

28	Invesco Short Term Municipal Fund

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class Y and Class R6 shares to 1.50%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2023. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended February 28, 2023 , expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended February 28, 2023, IDI advised the Fund that IDI retained $993 in front-end sales commissions from the sale of Class A shares and $7,185 from Class A shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of February 28, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$–	$2,055,926,577	$–	$2,055,926,577
MuniFund Preferred Shares	–	44,620,000	–	44,620,000
U.S. Dollar Denominated Bonds & Notes	–	65,271	225,000	290,271
Total Investments in Securities	–	2,100,611,848	225,000	2,100,836,848

Other Investments - Assets
Investments Matured	–	28,500	–	28,500
Total Investments	$–	$2,100,640,348	$225,000	$2,100,865,348

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s

29	Invesco Short Term Municipal Fund

“current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the six months ended February 28, 2023, the Fund engaged in securities purchases of $194,165,806 and securities sales of $192,481,660, which resulted in net realized gains (losses) of $(2,073,204).

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended February 28, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $957.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of August 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$9,393,733	$13,065,999	$22,459,732

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended February 28, 2023 was $1,301,847,962 and $1,574,277,685, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$ 5,548,234

Aggregate unrealized (depreciation) of investments	(11,019,605)

Net unrealized appreciation (depreciation) of investments	$ (5,471,371)

Cost of investments for tax purposes is $2,106,336,719.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	20,704,666	$77,169,376	117,070,926	$441,433,972

Class C(b)	-	-	545,403	2,054,311

Class Y	142,413,947	531,201,908	322,528,289	1,214,169,350

Class R6	7,726,662	28,909,857	9,033,747	34,071,086

30	Invesco Short Term Municipal Fund

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2023(a)		August 31, 2022
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Class A	1,538,473	$5,735,181	1,173,576	$4,406,761

Class C(b)	-	-	3	13

Class Y	2,596,332	9,679,251	2,240,517	8,418,611

Class R6	16,846	63,028	8,773	33,019

Automatic conversion of Class C shares to Class A shares:
Class A	-	-	2,324,699	8,721,184

Class C	-	-	(2,335,886)	(8,721,184)

Reacquired:
Class A	(91,000,648)	(339,280,553)	(268,989,560)	(1,013,613,130)

Class C(b)	-	-	(8,167,903)	(30,458,621)

Class Y	(194,758,109)	(726,431,240)	(377,691,670)	(1,421,438,510)

Class R6	(3,111,624)	(11,645,245)	(3,513,548)	(13,216,246)

Net increase (decrease) in share activity	(113,873,455)	$(424,598,437)	(205,772,634)	$(774,139,384)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Class C shares activity for the period September 1, 2021 through June 30, 2022 (date of conversion).

31	Invesco Short Term Municipal Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2022 through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (09/01/22)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,009.20	$3.74	$1,021.08	$3.76	0.75%
Class Y	1,000.00	1,010.40	2.49	1,022.32	2.51	0.50
Class R6	1,000.00	1,008.10	2.14	1,022.66	2.16	0.43

[1]

The actual ending account value is based on the actual total return of the Fund for the period September 1, 2022 through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

32	Invesco Short Term Municipal Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	O-STM-SAR-1

Semiannual Report to Shareholders	February 28, 2023

Invesco SMA Municipal Bond Fund

Nasdaq:

SMBMX

2	Fund Performance
3	Schedule of Investments
5	Financial Statements
8	Financial Highlights
9	Notes to Financial Statements
13	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

The Fund’s performance history is not presented here because, as of the date of this semi-annual report, the Fund has not completed a full six months of operations. The Fund’s most recent performance information is accessible on the Fund’s website.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco SMA Municipal Bond Fund

Schedule of Investments

February 28, 2023

(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations–55.29%
California–12.63%
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	$250	$263,018
University of California; Series 2023 BP-2, Ref. VRD RB(b)	1.00%	05/15/2048	1,000	1,000,000
				1,263,018

Georgia–2.60%
Main Street Natural Gas, Inc.; Series 2023 A, RB(a)	5.00%	06/01/2030	250	260,168

Illinois–10.00%
Illinois (State of) Finance Authority (Northshore Edward); Series 2022 F, Ref. VRD RB(b)	1.80%	08/15/2057	1,000	1,000,000

Iowa–3.01%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)	5.00%	12/01/2042	300	301,126

New Jersey–2.71%
New Jersey (State of) Transportation Trust Fund Authority; Series 2014, RB	5.00%	06/15/2032	250	270,963

New York–12.52%
Build NYC Resource Corp. (Pratt Paper, Inc.); Series 2014, Ref. RB(c)(d)	4.50%	01/01/2025	250	251,633
New York (City of), NY Transitional Finance Authority; Series 2016 E4, VRD RB(b)	1.85%	02/01/2045	1,000	1,000,000
				1,251,633

Ohio–2.28%
Buckeye Tobacco Settlement Financing Authority; Series 2020 B-2, Ref. RB	5.00%	06/01/2055	250	227,360

Pennsylvania–5.07%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2018, RB(c)	5.00%	05/01/2028	250	254,763
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PA Bridges Finco L.P.); Series 2015, RB(d)	5.00%	12/31/2034	250	252,499
				507,262

Puerto Rico–4.47%
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2033	250	224,016
Puerto Rico Sales Tax Financing Corp.; Series 2018 A-1, RB	5.00%	07/01/2058	240	222,672
				446,688
TOTAL INVESTMENTS IN SECURITIES–55.29% (Cost $5,537,008)				5,528,218
OTHER ASSETS LESS LIABILITIES–44.71%				4,469,613
NET ASSETS–100.00%				$9,997,831

Investment Abbreviations:
GO	- General Obligation
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2023.

(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2023 was $506,396, which represented 5.07% of the Fund’s Net Assets.

(d)	Security subject to the alternative minimum tax.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3	Invesco SMA Municipal Bond Fund

Portfolio Composition

By credit sector, based on total investments

As of February 28, 2023

Other	54.27%
Revenue Bonds	41.68
General Obligation Bonds	4.05

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4	Invesco SMA Municipal Bond Fund

Statement of Assets and Liabilities

February 28, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value
(Cost $5,537,008)	$5,528,218
Cash	7,751,015
Receivable for:
Interest	28,340
Other assets	4,387
Total assets	13,311,960

Liabilities:
Payable for:
Investments purchased	3,309,741
Accrued fees to affiliates	63
Accrued trustees’ and officers’ fees and benefits	339
Accrued other operating expenses	3,986
Total liabilities	3,314,129
Net assets applicable to shares outstanding	$9,997,831

Net assets consist of:
Shares of beneficial interest	$10,000,000
Distributable earnings	(2,169)
$9,997,831

Shares outstanding, no par value, with an unlimited number of shares authorized:
Shares outstanding	1,000,000
Net asset value and offering price per share	$10.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco SMA Municipal Bond Fund

Statement of Operations

For the period February 21, 2023 (commencement date) through February 28, 2023

(Unaudited)

Investment income:
Interest	$6,621

Expenses:
Administrative services fees	31
Custodian fees	44
Transfer agent fees	33
Trustees’ and officers’ fees and benefits	339
Reports to shareholders	347
Professional services fees	3,971
Other	327
Total expenses	5,092
Less: Expenses reimbursed	(5,092)
Net expenses	–
Net investment income	6,621

Realized and unrealized gain (loss) from:
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(8,790)
Net realized and unrealized gain (loss)	(8,790)
Net increase (decrease) in net assets resulting from operations	$(2,169)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco SMA Municipal Bond Fund

Statement of Changes in Net Assets

For the period February 21, 2023 (commencement date) through February 28, 2023

(Unaudited)

February 21, 2023 (commencement date) through February 28, 2023
Operations:
Net investment income	$ 6,621
Change in net unrealized appreciation (depreciation)	(8,790)
Net increase (decrease) in net assets resulting from operations	(2,169)
Net increase in net assets resulting from share transactions	10,000,000
Net increase in net assets	9,997,831

Net assets:
Beginning of period	–
End of period	$ 9,997,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco SMA Municipal Bond Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Period Ended February 28, 2023(a)
Net asset value, beginning of period	$10.00
Net investment income(b)	0.01
Net gains (losses) on securities (both realized and unrealized)	(0.01)
Total from investment operations	–
Net asset value, end of period	$10.00
Total return(c)	0.00%
Net assets, end of period (000’s omitted)	$9,998
Portfolio turnover rate(d)	115%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements	0.00	%(e)
Without fee waivers and/or expense reimbursements	2.32	%(e)
Ratio of net investment income to average net assets	3.02	%(e)

(a)	Commencement date of February 21, 2023.
(b)	Calculated using average shares outstanding.
(c)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco SMA Municipal Bond Fund

Notes to Financial Statements

February 28, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco SMA Municipal Bond Fund (the “Fund”) is a series portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to provide high current income exempt from regular federal income taxes with taxable capital appreciation as a secondary objective.

The Fund commenced operations on February 21, 2023. Shares of the Fund may be purchased and held by or on behalf of wrap fee, separately managed and other discretionary accounts (SMAs) for which Invesco Advisers, Inc (Invesco or the Adviser) or its affiliates have an agreement with a program sponsor or directly with the client, to provide management or advisory services to the account.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment (“unreliable”), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Distributions - Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are

9	Invesco SMA Municipal Bond Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

G.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

H.

Securities Purchased on a When-Issued and Delayed Delivery Basis - The Fund may purchase and sell interests in corporate loans and corporate debt securities and other portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

I.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

The Fund’s investments in high yield debt securities (commonly referred to as “junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due and are more susceptible to default or decline in market value due to adverse economic, regulatory, political or company developments than higher rated or investment grade securities. Prices of high yield debt securities tend to be very volatile. These securities are less liquid than investment grade debt securities and may be difficult to sell at a desirable time or price, particularly in times of negative sentiment toward high yield securities.

Medium- and Lower-Grade Municipal Securities Risk. Medium- and lower-grade municipal securities generally involve more volatility and greater risks, including credit, market, liquidity and management risks, than higher-grade securities. Furthermore, many issuers of medium- and lower-grade securities choose not to have a rating assigned to their obligations. As such, the Fund’s portfolio may consist of a higher portion of unrated securities than an investment company investing solely in higher-grade securities. Unrated securities may not be as attractive to as many buyers as are rated securities, which may have the effect of limiting the Fund’s ability to sell such securities at their fair value.

J.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty. The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, Invesco will be compensated directly or indirectly by clients or account program sponsors for managed account advisory services, including with respect to assets that may be invested in the Fund.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Invesco has contractually agreed to reimburse expenses necessary to limit total fund operating expenses after expense reimbursement (excluding certain items discussed in the statement of additional information) of shares of the Fund to 0.00% of the Fund’s average daily net assets (the “expense limit”). This expense reimbursement agreement will continue in effect for so long as Invesco serves as adviser to the Fund. The expense reimbursement agreement cannot be terminated or amended to increase the expense limit without approval of the Board of Trustees.

For the period February 21, 2023 (commencement date) through February 28, 2023, the Adviser reimbursed expenses of $5,092.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the period February 21, 2023 (commencement date) through February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

10	Invesco SMA Municipal Bond Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the period February 21, 2023 (commencement date) through February 28, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an “affiliated person” by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s “current market price”, as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the period February 21, 2023 (commencement date) through February 28, 2023, the Fund engaged in securities purchases of $3,004,635.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. The Fund may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets, or when any borrowings from an Invesco Fund are outstanding.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the period February 21, 2023 (commencement date) through February 28, 2023, was $15,037,140 and $9,500,000, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year-end reporting period.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$334
Aggregate unrealized (depreciation) of investments	(9,124)
Net unrealized appreciation (depreciation) of investments	$(8,790)

Cost of investments for tax purposes is $5,537,008.

11	Invesco SMA Municipal Bond Fund

NOTE 9–Share Information

	Summary of Share Activity
	February 28, 2023(a)(b)
	Shares	Amount
Sold	1,000,001	$10,000,010
Reacquired	(1)	(10)
Net increase in share activity	1,000,000	$10,000,000

(a)	Commencement date of February 21, 2023.
(b)	100% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

12	Invesco SMA Municipal Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 21, 2023 (commencement date) through February 28, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Beginning Account Value (09/01/21)	Ending Account Value (02/28/23)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/23)	Expenses Paid During Period[3]	Annualized Expense Ratio
$1,000.00	$957.80	$0.00	$1,024.79	$0.00	0.00%

[1]

The actual ending account value is based on the actual total return of the Funds for the period February 21, 2023 (commencement date) through February 28, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Actual expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 8 (as of close of business February 21, 2023 (commencement date) through February 28, 2023)/365. Because the Fund has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

[3]

Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Fund and other funds because such data is based on a full six month period.

13	Invesco SMA Municipal Bond Fund

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-09913 and 333-36074	Invesco Distributors, Inc.	SMAMB-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 3, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	May 3, 2023